UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811- 07725
SEASONS SERIES TRUST
(Exact name of registrant as specified in charter)
1 SunAmerica Center Los Angeles, CA		90067-6022
(Address of principal executive offices)		(Zip code)

Vincent M. Marra Senior Vice President & Chief Operating Officer AIG SunAmerica Asset Management Corp. Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:		(201) 324-6464

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2005

Item 1. Schedule of Investments.

The schedule of investments as of December 31, 2005 is filed herewith.

SEASONS SERIES TRUST

MULTI-MANAGED

GROWTH PORTFOLIO

Investment Portfolio — December 31, 2005

(unaudited)

Common Stock — 68.6%	Shares/ Principal Amount (1)	Value (Note 1)

CONSUMER DISCRETIONARY — 6.5%

Apparel & Textiles — 3.1%
Coach, Inc.†	30,860	$1,028,872
Gap, Inc.	7,300	128,772
NIKE, Inc., Class B	35,505	3,081,479
Quiksilver, Inc.†	37,200	514,848

Automotive — 1.2%
Advanced Auto Parts, Inc.†	36,887	1,603,109
Midas, Inc.†	12,600	231,336

Retail — 2.2%
CVS Corp.	4,000	105,680
Federated Department Stores, Inc.	1,400	92,862
Home Depot, Inc.	6,000	242,880
Inergy LP	7,700	199,661
J.C. Penney Co., Inc.	14,530	807,868
Kohl’s Corp.†	3,600	174,960
Lowe’s Cos., Inc.	16,285	1,085,558
Staples, Inc.	14,777	335,586
Urban Outfitters, Inc.†	5,000	126,550
Wal-Mart Stores, Inc.	4,000	187,200
		9,947,221

CONSUMER STAPLES — 1.1%

Food, Beverage & Tobacco — 0.7%
Altria Group, Inc.	5,900	440,848
Diageo PLC Sponsored ADR	3,100	180,730
PepsiCo, Inc.	3,900	230,412
Premium Standard Farms, Inc.	16,300	243,848

Household & Personal Products — 0.4%
Jarden Corp.†	11,900	358,785
Procter & Gamble Co.	3,600	208,368
		1,662,991

ENERGY — 5.1%

Energy Services — 2.9%
BJ Services Co.	33,250	1,219,277
Hornbeck Offshore Services, Inc.†	18,600	608,220
Smith International, Inc.†	3,500	129,885
Southern Co.	5,600	193,368
Suncor Energy, Inc.	27,005	1,704,826
Todco, Class A†	14,300	544,258

Energy Sources — 2.2%
Amerada Hess Corp.	1,100	139,502
Chevron Corp.	4,826	273,972
ConocoPhillips	2,400	139,632
ENSCO International, Inc.	3,500	155,225
Exxon Mobil Corp.	7,300	410,041
Global Industries, Ltd.†	40,500	459,675
Marathon Oil Corp.	3,100	189,007
Murphy Oil Corp.	21,820	1,178,062
Transocean, Inc.†	4,300	299,667

Ultra Petroleum Corp.	1,500	83,700
		7,728,317

FINANCE — 13.4%

Banks — 4.2%
Bank of America Corp.	9,782	451,440
Commerce Bancorp, Inc.	35,810	1,232,222
Franklin Bank Corp.†	35,000	629,650
North Fork Bancorp., Inc.	7,600	207,936
Signature Bank†	33,100	929,117
U.S. Bancorp	6,500	194,285
Wachovia Corp.	5,900	311,874
Wells Fargo & Co.	39,375	2,473,931

Financial Services — 3.7%
American Express Co.	26,630	1,370,380
Ameriprise Financial, Inc.	3,543	145,263
Bear Stearns Co., Inc.	3,500	404,355
Capital One Financial Corp.	1,836	158,630
CapitalSource, Inc.†	14,300	320,320
Citigroup, Inc.	8,415	408,380
Goldman Sachs Group, Inc.	12,995	1,659,592
Heartland Payment Systems, Inc.	11,100	240,426
J.P. Morgan Chase & Co.	8,200	325,458
MarketAxess Holdings, Inc.†	17,900	204,597
Merrill Lynch & Co., Inc.	2,238	151,580
SLM Corp.	5,060	278,755

Insurance — 5.5%
Aetna, Inc.	58,330	5,501,102
Allstate Corp.	2,500	135,175
Berkshire Hathaway, Inc., Class B†	846	2,483,433
Chubb Corp.	1,900	185,535
		20,403,436

HEALTHCARE — 13.9%

Drugs — 8.5%
Amgen, Inc.†	2,500	197,150
AstraZeneca PLC ADR	2,700	131,220
CV Therapeutics, Inc.†	7,100	175,583
DUSA Pharmaceuticals, Inc.†	12,200	131,394
Genentech, Inc.†	46,250	4,278,125
Genzyme Corp.†	4,400	311,432
Gilead Sciences, Inc.†	37,515	1,974,414
Integra LifeSciences Holdings Corp.†	29,700	1,053,162
Invitrogen Corp.†	11,045	736,039
Medicines Co.†	21,700	378,665
Merck & Co., Inc.	2,800	89,068
Onyx Pharmaceuticals, Inc.†	4,100	117,916
Par Pharmaceutical Cos., Inc.†	16,100	504,574
Pfizer, Inc.	13,184	307,451
Renovis, Inc.†	8,900	136,170
Schering-Plough Corp.	10,300	214,755
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	52,985	2,278,885

Health Services — 4.9%
American Healthways, Inc.†	3,300	149,325
Centene Corp.†	8,700	228,723
Cerner Corp.†	4,200	381,822
Kindred Healthcare, Inc.†	9,100	234,416
LifePoint Hospitals, Inc.†	3,500	131,250
National Medical Health Card Systems, Inc.	5,000	136,000
Pediatrix Medical Group, Inc.†	3,400	301,138
United Surgical Partners International, Inc.†	9,500	305,425
UnitedHealth Group, Inc.(2)	83,740	5,203,603

Wellpoint, Inc.†	3,900	311,181

Medical Products — 0.5%
Biogen Idec, Inc.†	2,600	117,858
Cardinal Health, Inc.	2,000	137,500
ev3, Inc.	8,900	131,186
Medtronic, Inc.	3,200	184,224
Techne Corp.†	2,700	151,605
		21,121,259

INDUSTRIAL & COMMERCIAL — 5.3%

Aerospace & Military Technology — 1.4%
Alliant Techsystems, Inc.†	8,000	609,360
DRS Technologies, Inc.	14,300	735,306
Esterline Technologies Corp.†	10,600	394,214
Rockwell Automation, Inc.	2,100	124,236
United Technologies Corp.	4,939	276,139

Business Services — 0.8%
Alliance Data Systems Corp.†	12,400	441,440
Arbitron, Inc.	4,700	178,506
Catalina Marketing Corp.	5,900	149,565
CSG Systems International, Inc.†	6,100	136,152
PeopleSupport, Inc.	14,700	124,803
Sotheby’s Holdings, Inc., Class A†	9,300	170,748

Electrical Equipment — 1.5%
Ametek, Inc.	27,400	1,165,596
Roper Industries, Inc.	28,400	1,122,084

Machinery — 0.9%
Dover Corp.	3,198	129,487
IDEX Corp.	24,700	1,015,417
Matthews International Corp., Class A	4,700	171,127

Multi-Industry — 0.6%
Danaher Corp.	2,000	111,560
General Electric Co.	17,400	609,870
ITT Industries, Inc.	1,395	143,434
Tyco International, Ltd.	4,900	141,414

Transportation — 0.1%
Norfolk Southern Corp.	3,500	156,905
		8,107,363

INFORMATION & ENTERTAINMENT — 1.8%

Broadcasting & Media — 0.4%
Comcast Corp., Class A†	6,800	176,528
News Corp., Class A	11,332	176,213
Omnicom Group, Inc.	1,500	127,695
Time Warner, Inc.	7,730	134,811

Leisure & Tourism — 1.4%
Boyd Gaming Corp.	6,600	314,556
Carnival Corp.(10)	3,200	171,104
Landry’s Seafood Restaurants, Inc.	6,000	160,260
McDonald’s Corp.	2,800	94,416
Mesa Air Group, Inc.†	16,500	172,590
Royal Caribbean Cruises, Ltd.	9,600	432,576
Scientific Games Corp., Class A†	21,200	578,336
Texas Roadhouse, Inc., Class A†	9,800	152,390
		2,691,475

INFORMATION TECHNOLOGY — 19.0%

Communication Equipment — 0.2%
QUALCOMM, Inc.	7,000	301,560

Computer Services — 1.7%
FactSet Research Systems, Inc.	14,800	609,168
Keane, Inc.†	29,400	323,694
Sun Microsystems, Inc.†	234,985	984,587
Symantec Corp.†	38,500	673,750

Computer Software — 3.5%
Electronic Arts, Inc.†	55,405	2,898,235
Hyperion Solutions Corp.†	8,400	300,888
Lawson Software, Inc.†	100,400	737,940
Microsoft Corp.	19,425	507,964
Parametric Technology Corp.†	88,300	538,630
Salesforce.com, Inc.†	9,500	304,475
Take-Two Interactive Software, Inc.†	6,400	113,280

Computers & Business Equipment — 6.2%
Apple Computer, Inc.†	121,755	8,752,967
Dell, Inc.†	3,500	104,965
EMC Corp.†	9,900	134,838
International Business Machines Corp.	5,267	432,948

Electronics — 0.7%
Broadcom Corp., Class A†	4,000	188,600
Intel Corp.	13,900	346,944
L-3 Communications Holdings, Inc.	1,500	111,525
National Semiconductor Corp.	6,900	179,262
Texas Instruments, Inc.	8,300	266,181

Internet Content — 4.3%
eBay, Inc.†	65,035	2,812,764
Google, Inc., Class A†	300	124,458
Yahoo!, Inc.†	90,080	3,529,334

Internet Software — 0.4%
Openwave Systems, Inc.†	32,700	571,269

Telecommunications — 2.0%
ADTRAN, Inc.	6,600	196,284
Arris Group, Inc.†	58,300	552,101
BellSouth Corp.	7,100	192,410
CommScope, Inc.†	7,500	150,975
Corning, Inc.†	5,700	112,062
Motorola, Inc.	11,000	248,490
Nokia Oyj Sponsored ADR	7,000	128,100
SafeNet, Inc.†	15,300	492,966
Sprint Corp.	14,100	329,376
Tekelec†	30,700	426,730
Verizon Communications, Inc.	6,000	180,720
		28,860,440

MATERIALS — 1.4%

Chemicals — 0.8%
Dow Chemical Co.	3,100	135,842
du Pont (E.I.) de Nemours & Co.	3,200	136,000
Huntsman Corp.†	50,850	875,637

Metals & Minerals — 0.6%
Alcoa, Inc.	3,100	91,667

Arch Coal, Inc.	6,600	524,700
Phelps Dodge Corp.†	1,000	143,870
RTI International Metals, Inc.†	4,400	166,980
		2,074,696

UTILITIES — 1.1%

Electric Utilities — 1.1%
AES Corp.†	71,555	1,132,716
FPL Group, Inc.	4,400	182,864
Headwaters, Inc.†	6,800	240,992
TXU Corp.	2,700	135,513
		1,692,085

TOTAL COMMON STOCK (cost $78,053,806)		104,289,283

Preferred Stock — 0.1%

FINANCE — 0.1%

Financial Services — 0.0%
General Electric Capital Corp. 4.50% due 01/28/35 (13)	1,000	23,190

Insurance — 0.1%
Endurance Specialty Holdings, Ltd. 7.75% due 12/15/15	1,000	23,700

TOTAL PREFERRED STOCK (cost $49,751)		46,890

Asset-Backed Securities — 4.2%

FINANCE — 4.1%

Financial Services — 4.1%
Aesop Funding II, LLC, Series 2005-1A 1A 3.95% due 04/20/08*	$200,000	195,714
Asset Securitization Corp., Series 1997-D5 A1C 6.75% due 02/14/43(6)	50,000	51,504
Banc America Commercial Mtg. Inc., Series 2005-6 Class D 5.18% due 09/10/47(7)	25,000	24,863
Banc America Commercial Mtg. Inc., Series 2005-6 Class F 5.18% due 09/10/47(7)	50,000	49,426
Banc America Commercial Mtg. Inc., Series 2005-6 Class AJ 5.18% due 09/10/47(7)	25,000	25,033
Banc America Commercial Mtg. Inc.,Series 2005 6 Class A4 5.18% due 09/10/47(7)	25,000	25,261
Bank of America Mtg. Securities, Inc., Series 2004-J 2A1 4.79% due 11/25/34(7)(12)	66,433	65,736
Bank of America Mtg. Securities, Inc., Series 2005-A 2A2 4.47% due 02/25/35(7)(12)	256,936	251,819
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR6 A6 4.83% due 11/11/41(6)	180,000	175,651
Bear Stearns Commercial Mtg. Securities, Inc., Series 2005-PW10 Class F 5.48% due 12/11/40	50,000	50,256
Bear Stearns Commercial Mtg. Securities, Inc., Series 2005-PW10 Class C 5.48% due 12/11/40	25,000	25,355
Capital Auto Receivables Asset Trust, Series 2003-3 A3A 2.96% due 01/15/08	100,000	98,823
Capital One Auto Finance Trust, Series 2003-B A4 3.18% due 09/15/10	200,000	196,408
Capital One Multi-Asset Execution Trust, Series 2003-A4 3.65% due 07/15/11	200,000	194,340
Citibank Credit Card Issuance Trust, Series 2003-A6 2.90% due 05/17/10	200,000	191,472
Citigroup/Deutsche Bank Commercial Mtg.Trust, Series 2005-CD1 A4 5.23% due 07/15/44	70,000	70,730
Commercial Mortgage, Series 2004-LB2A A3 4.22% due 03/10/39	255,000	245,710
CS First Boston Mtg. Securities Corp., Series 1997-C1 A1C 7.24% due 06/20/29(6)	46,166	46,948
CS First Boston Mtg. Securities Corp., Series 2005-TF3A A2 4.65% due 11/15/20(4)(7)(12)	125,000	125,000
DLJ Mtg. Acceptance Corp., Series 1997-CF2 A1B 6.82% due 10/15/30*(6)	57,790	59,032
Fleet Credit Card Master Trust II, Series 2003-A A 2.40% due 07/15/08	200,000	199,818
Greenwich Capital Commercial Funding Corp., Series 2005 GG3 A4 4.80% due 08/10/42(6)(16)	180,000	175,959

GSR Mtg. Loan Trust, Series 2005-AR2 1A2 4.69% due 04/25/35(7)(16)	167,968	167,864
Harley-Davidson Motorcycle Trust, Series 2004-3 A2 3.20% due 05/15/12	115,000	111,532
Household Automotive Trust, Series 2005-2 A2 4.16% due 09/17/08	65,000	64,716
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX A3 4.18% due 01/12/37(6)	150,000	145,460
LB-UBS Commercial Mtg. Trust, Series 2001-C7 A5 6.13% due 12/11/30(6)	90,000	94,536
Merrill Lynch Mortgage Trust, Series 2005-CIP1 A4 5.05% due 07/12/38(7)	200,000	198,205
Merrill Lynch Mtg. Investors, Inc., Series 1997-C2 A2 6.54% due 12/10/29(6)	45,521	46,582
Merrill Lynch Mtg. Investors, Inc., Series 2005-A1 2A1 5.21% due 12/25/34(7)(16)	98,770	97,222
Merrill Lynch Mtg. Investors, Inc., Series 2005-A2 A2 4.51% due 02/25/35(7)(16)	220,917	216,282
Morgan Stanley Capital I, Series 2005-T17 A5 4.78% due 12/13/41(6)	305,000	299,388
Mortgage It Trust, Series 2005-4 A1 4.66% due 10/25/35(7)(12)	216,117	216,225
Nissan Auto Receivables Owner Trust, Series 2004-A A4 2.76% due 07/15/09	200,000	193,777
Peco Energy Transition Trust, Series 2001-A A1 6.52% due 12/31/10	110,000	117,040
PP&L Transition Bond Co., LLC, Series 1999-1 A7 7.05% due 06/25/09	113,670	115,826
Providian Gateway Owner Trust, Series 2004-DA A 3.35% due 09/15/11*	200,000	194,852
Residential Asset Securities Corp., Series 2003-KS10 AI6 4.54% due 12/25/33	135,000	132,002
USAA Auto Owner Trust, Series 2004-1 A4 2.67% due 10/15/10	200,000	194,456
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB A2 4.57% due 01/25/35(7)(12)	238,148	233,430
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2 2A2 4.56% due 03/25/35(7)(12)	200,010	196,300
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR4 2A2 4.53% due 04/25/35(7)(16)	196,995	193,423
West Penn Funding, LLC, Seris 1999-A A4 6.98% due 12/26/08	100,000	103,488
WFS Financial Owner Trust, Series 2003-4 A4 3.15% due 05/20/11	40,000	39,248
WFS Financial Owner Trust, Series 2004-2 A4 3.54% due 11/21/11	250,000	245,710
WFS Financial Owner Trust, Series 2005-3 A2 4.11% due 06/17/08	90,000	89,734
		6,252,156

REAL ESTATE — 0.1%

Real Estate Investment Trusts — 0.1%
IMPAC CMB Trust, Series 2005-4 1A1A 4.65% due 06/25/35(7)(12)	178,534	178,739

TOTAL ASSET-BACKED SECURITIES (cost $ 6,526,243)		6,430,895

Bonds & Notes — 17.9%

CONSUMER DISCRETIONARY — 0.5%

Appliances & Household Durables — 0.1%
D.R. Horton, Inc. 5.38% due 06/15/12	10,000	9,666
D.R. Horton, Inc. 5.63% due 09/15/14	65,000	62,612
D.R. Horton, Inc. 6.88% due 05/01/13	45,000	46,960

Automotive — 0.2%
DaimlerChrysler NA Holding Corp. 4.05% due 06/04/08	40,000	38,940
DaimlerChrysler NA Holding Corp. 4.88% due 06/15/10	7,000	6,835
DaimlerChrysler NA Holding Corp. 8.50% due 01/18/31	100,000	121,001
Dana Corp. 5.85% due 01/15/15	10,000	7,100
Dura Operating Corp., Series B 8.63% due 04/15/12	14,000	11,550
Ford Motor Co. 7.45% due 07/16/31	40,000	27,200

Housing & Household Durables — 0.1%
Centex Corp. 7.88% due 02/01/11	90,000	98,806
Lennar Corp. 7.63% due 03/01/09	50,000	53,024
Pulte Homes, Inc. 8.13% due 03/01/11	40,000	44,054

Retail — 0.1%
May Department Stores Co. 8.00% due 07/15/12	100,000	113,315
Staples, Inc. 7.38% due 10/01/12	45,000	50,161
		691,224

CONSUMER STAPLES — 0.1%

Food, Beverage & Tobacco — 0.1%
Alliance One International, Inc. 12.75% due 11/15/12	25,000	20,375
Altria Group, Inc. 7.00% due 11/04/13	90,000	98,482
Coca-Cola Enterprises, Inc. 8.50% due 02/01/22	19,000	24,981

ConAgra Foods, Inc. 6.00% due 09/15/06	18,000	18,125
Fosters Finance Corp. 6.88% due 06/15/11*	10,000	10,772
Philip Morris Cos., Inc. 6.38% due 02/01/06	30,000	30,029
		202,764

EDUCATION — 0.0%

Education — 0.0%
Massachusetts Institute of Technology 7.25% due 11/02/96	40,000	51,703

ENERGY — 0.8%

Energy Services — 0.2%
Consolidated Natural Gas Co., Series B 5.38% due 11/01/06	11,000	11,031
Enterprise Products Operating LP 6.88% due 03/01/33	10,000	10,594
Hanover Compressor Co. 9.00% due 06/01/14	10,000	10,900
Hilcorp Energy I LP 10.50% due 09/01/10*	15,000	16,613
Keyspan Corp. 4.90% due 05/16/08	42,000	41,983
Motiva Enterprises, LLC 5.20% due 09/15/12*	75,000	75,603
PacifiCorp, Series MBIA 6.38% due 05/15/08	70,000	72,365
Premcor Refining Group, Inc. 6.13% due 05/01/11	40,000	41,341
Seitel, Inc. 11.75% due 07/15/11	10,000	11,125

Energy Sources — 0.6%
Alliant Energy Resources, Inc. 9.75% due 01/15/13	90,000	111,918
Amerada Hess Corp. 7.88% due 10/01/29	140,000	169,524
ConocoPhillips 7.00% due 03/30/29	33,000	39,642
Devon Financing Corp., ULC 7.88% due 09/30/31	70,000	88,949
El Paso Production Holding Co. 7.75% due 06/01/13	40,000	41,500
Encore Acquisition Co. 6.00% due 07/15/15	2,000	1,840
Encore Acquisition Co. 6.25% due 04/15/14	3,000	2,850
NRG Energy, Inc. 8.00% due 12/15/13	4,000	4,460
Pemex Project Funding Master Trust 6.13% due 08/15/08	60,000	61,200
Pemex Project Funding Master Trust 6.63% due 06/15/35	325,000	325,812
Petro-Canada 7.00% due 11/15/28	20,000	22,751
Sempra Energy 4.62% due 05/17/07	18,000	17,872
		1,179,873

FINANCE — 4.0%

Banks — 0.7%
Bank of America Corp. 7.40% due 01/15/11	130,000	143,198
BankBoston Capital Trust IV 5.06% due 03/08/06(12)	22,000	21,227
BB&T Corp. 4.75% due 10/01/12	110,000	108,062
Charter One Bank 6.38% due 05/15/12	46,000	49,449
Colonial Bank NA 6.38% due 12/01/15	10,000	10,283
First Maryland Capital II 5.10% due 02/01/06(12)	18,000	17,617
HSBC Bank USA, Series BKNT 5.63% due 08/15/35	10,000	9,781
J.P. Morgan Chase Bank NA 6.13% due 11/01/08	16,000	16,452
Key Bank NA 7.00% due 02/01/11	9,000	9,780
MBNA America Bank NA 5.38% due 01/15/08	60,000	60,521
MBNA America Bank NA 7.13% due 11/15/12	10,000	11,179
Mizuho Financial Group Cayman, Ltd. 5.79% due 04/15/14*	100,000	103,308
National City Bank 3.38% due 10/15/07	24,000	23,372
NationsBank Corp. 7.80% due 09/15/16	8,000	9,597
NCNB Corp. 9.38% due 09/15/09	32,000	36,645
PNC Bank NA 4.88% due 09/21/17	20,000	19,163
Popular North America, Inc. 4.25% due 04/01/08	27,000	26,482
State Street Bank & Trust Co. 5.30% due 01/15/16	6,000	6,068
U.S. Bancorp 7.50% due 06/01/26	65,000	79,939
UOB Cayman, Ltd. 5.80% due 03/15/16* (11)	20,000	20,228
US Bank NA 3.90% due 08/15/08	4,000	3,911
Wachovia Bank NA, Series BKNT 4.80% due 11/01/14	10,000	9,705
Washington Mutual Bank FA 5.50% due 01/15/13	22,000	22,343
Wells Fargo & Co. 4.59% due 03/15/06(12)	9,000	9,011

Wells Fargo & Co. 6.38% due 08/01/11	80,000	85,748
World Savings Bank FSB 4.13% due 12/15/09	41,000	39,912

Financial Services — 2.2%
Ameriprise Financial, Inc. 5.35% due 11/15/10	84,000	84,576
Ameriprise Financial, Inc. 5.65% due 11/15/15	95,000	96,538
Bae Systems Holdings, Inc. 4.75% due 08/15/10*	36,000	35,355
Bae Systems Holdings, Inc. 5.20% due 08/15/15*	23,000	22,539
Bae Systems Holdings, Inc. 6.40% due 12/15/11*	35,000	37,104
Bear Stearns Co., Inc. 5.30% due 10/30/15	10,000	9,978
BHP Billiton Finance USA, Ltd. 5.00% due 12/15/10	20,000	20,002
Citigroup, Inc. 5.00% due 09/15/14	275,000	270,697
Consolidated Communications Illinois/Texas Holdings, Inc. 9.75% due 04/01/12	18,000	19,170
Countrywide Home Loans, Inc., Series MTNJ 5.50% due 08/01/06	34,000	34,139
Countrywide Home Loans, Inc., Series MTNK 5.50% due 02/01/07	20,000	20,097
Credit Suisse First Boston USA 5.13% due 08/15/15	290,000	287,196
ERAC USA Finance Co. 5.60% due 05/01/15*	30,000	29,876
ERAC USA Finance Co. 8.00% due 01/15/11*	60,000	67,034
Farmers Exchange Capital 7.05% due 07/15/28*	110,000	116,348
Ford Motor Credit Co. 5.70% due 01/15/10	46,000	39,103
Ford Motor Credit Co. 5.80% due 01/12/09	18,000	15,702
Ford Motor Credit Co. 6.38% due 11/05/08	22,000	19,727
Ford Motor Credit Co. 7.38% due 10/28/09	40,000	35,475
Ford Motor Credit Co. 8.63% due 11/01/10	10,000	9,120
General Electric Capital Corp., Series MTN 2.80% due 01/15/07	26,000	25,469
General Electric Capital Corp., Series MTNA 5.38% due 03/15/07	23,000	23,144
General Electric Capital Corp., Series MTNA 6.00% due 06/15/12	140,000	147,447
General Electric Capital Corp., Series MTNA 6.75% due 03/15/32	30,000	35,216
General Motors Acceptance Corp. 6.88% due 08/28/12	80,000	72,107
General Motors Acceptance Corp. 8.00% due 11/01/31	70,000	67,051
Goldman Sachs Group, Inc. 6.60% due 01/15/12	70,000	75,193
Household Finance Corp. 6.38% due 10/15/11	200,000	211,415
Household Finance Corp. 7.00% due 05/15/12	20,000	21,878
HSBC Finance Corp. 6.75% due 05/15/11	110,000	118,049
ING USA Global Funding Trust 4.50% due 10/01/10	20,000	19,606
J.P. Morgan Chase & Co. 5.13% due 09/15/14	350,000	346,469
J.P. Morgan Chase & Co. 5.15% due 10/01/15	6,000	5,915
J.P. Morgan Chase & Co. 6.75% due 02/01/11	50,000	53,554
Lehman Brothers Holdings, Inc. 4.50% due 07/26/10	20,000	19,581
MBNA Corp. 4.63% due 09/15/08	28,000	27,797
Morgan Stanley 4.75% due 04/01/14	260,000	249,358
Morgan Stanley 5.38% due 10/15/15	20,000	20,019
Morgan Stanley 6.75% due 04/15/11	70,000	75,357
Morgan Stanley Capital I, Series D 5.21% due 11/14/42	20,000	19,853
Morgan Stanley Capital I, Series G 5.21% due 11/14/42(4)	30,000	29,467
Overseas Private Investment Corp., Series 96-A 6.99% due 01/15/09	136,665	140,939
PNC Funding Corp. 5.13% due 12/14/10	20,000	20,064
PNC Funding Corp. 5.75% due 08/01/06	24,000	24,117
Pricoa Global Funding I 4.63% due 06/25/12*	10,000	9,741
Residential Capital Corp. 6.38% due 06/30/10	38,000	38,612
Residential Capital Corp. 6.88% due 06/30/15	22,000	23,377
Salomon Smith Barney Holdings, Inc. 5.88% due 03/15/06	26,000	26,064
SB Treasury Co., LLC 9.40% due 06/30/08*(11)	100,000	109,512
Sovereign Bancorp, Inc. 4.80% due 09/01/10*	30,000	29,402
Transamerica Finance Corp. 6.40% due 09/15/08	9,000	9,327
Xlliac Global Funding 4.80% due 08/10/10*	20,000	19,748

Insurance — 1.1%
AAG Holding Co., Inc. 6.88% due 06/01/08	50,000	50,752
ACE Capital Trust II 9.70% due 04/01/30	80,000	111,315
ACE INA Holdings, Inc. 5.88% due 06/15/14	15,000	15,516
ACE INA Holdings, Inc. 8.30% due 08/15/06	30,000	30,609
Allstate Corp. 5.55% due 05/09/35	10,000	9,800
Allstate Corp. 7.20% due 12/01/09	22,000	23,689
Allstate Financing II 7.83% due 12/01/45	24,000	25,325
Ambac Financial Group, Inc. 5.95% due 12/05/35	20,000	20,480
American Financial Group, Inc. 7.13% due 04/15/09	55,000	58,344

Americo Life, Inc. 7.88% due 05/01/13*	12,000	12,416
Assurant, Inc. 6.75% due 02/15/34	10,000	10,868
Chubb Corp. 6.00% due 11/15/11	14,000	14,585
Equitable Cos., Inc. 7.00% due 04/01/28	30,000	35,078
Everest Reinsurance Group, Ltd. 5.40% due 10/15/14	10,000	9,862
Everest Reinsurance Holdings, Inc. 8.75% due 03/15/10	85,000	96,235
Florida Windstorm Underwriting Assoc. 7.13% due 02/25/19*	140,000	162,104
ING Groep NV 5.78% due 12/08/15	12,000	12,162
Jackson National Life Insurance Co. 8.15% due 03/15/27*	22,000	27,796
Liberty Mutual Group, Inc. 5.75% due 03/15/14*	40,000	39,483
Liberty Mutual Insurance Co. 7.70% due 10/15/97*	70,000	73,790
MetLife, Inc. 5.70% due 06/15/35	160,000	160,593
Metropolitan Life Global Funding 4.63% due 08/19/10*	10,000	9,836
Metropolitan Life Global Funding I 4.25% due 07/30/09*	22,000	21,577
MIC Financing Trust I Pass Through 8.38% due 02/01/27*	8,000	8,197
Ohio Casualty Corp. 7.30% due 06/15/14	20,000	21,496
Protective Life Secured Trust, Series MTN 4.00% due 04/01/11	80,000	76,730
ReliaStar Financial Corp. 8.00% due 10/30/06	60,000	61,324
Selective Insurance Group, Inc. 6.70% due 11/01/35*	10,000	10,194
St Paul Travelers Cos., Inc. 5.50% due 12/01/15	10,000	10,072
St Paul Travelers Cos., Inc. 5.75% due 03/15/07	60,000	60,316
Torchmark Corp. 6.25% due 12/15/06	40,000	40,304
Travelers Property Casualty Corp. 3.75% due 03/15/08	20,000	19,506
Travelers Property Casualty Corp. 6.38% due 03/15/33	70,000	74,541
Unitrin, Inc. 4.88% due 11/01/10	60,000	58,872
W.R. Berkley Capital Trust 8.20% due 12/15/45	90,000	92,241
W.R. Berkley Corp. 5.60% due 05/15/15	60,000	59,823
Willis Group North America, Inc. 5.63% due 07/15/15	30,000	29,988
XL Capital, Ltd. 5.25% due 09/15/14	35,000	34,163
		6,027,587

HEALTHCARE — 0.3%

Drugs — 0.1%
Genentech, Inc. 5.25% due 07/15/35	42,000	40,475
Merck & Co., Inc. 2.50% due 03/30/07	14,000	13,571
Pfizer, Inc. 2.50% due 03/15/07	26,000	25,289
Wyeth 6.00% due 02/15/36	10,000	10,298
Wyeth 6.95% due 03/15/11	121,000	130,530

Health Services — 0.2%
HCA, Inc. 6.95% due 05/01/12	20,000	20,745
Humana, Inc. 7.25% due 08/01/06	100,000	100,955
Laboratory Corp. of America Holdings 5.63% due 12/15/15	90,000	91,193
Psychiatric Solutions, Inc. 7.75% due 07/15/15	10,000	10,325
Universal Hospital Services, Inc. 10.13% due 11/01/11	10,000	10,350

Medical Products — 0.0%
Boston Scientific Corp. 6.25% due 11/15/35	10,000	10,517
CDRV Investors, Inc. 9.63% due 01/01/15(9)	10,000	6,125
		470,373

INDUSTRIAL & COMMERCIAL — 0.3%

Aerospace & Military Technology — 0.0%
Goodrich Corp. 7.50% due 04/15/08	30,000	31,497
Raytheon Co. 6.75% due 08/15/07	25,000	25,612

Business Services — 0.1%
Affinity Group, Inc. 9.00% due 02/15/12	5,000	4,994
Hutchison Whampoa International, Ltd. 5.45% due 11/24/10*	100,000	100,802
Monitronics International, Inc. 11.75% due 09/01/10	10,000	9,875
PHH Corp. 6.00% due 03/01/08	23,000	23,337
Rent-Way, Inc. 11.88% due 06/15/10	13,000	13,829
Service Corp. International 6.75% due 04/01/16	10,000	9,750

Transportation — 0.2%
BNSF Funding Trust I 6.61% due 01/15/26	75,000	78,076
Burlington Northern Santa Fe Corp. 7.29% due 06/01/36	10,000	12,278
Burlington Northern Santa Fe Corp. 8.13% due 04/15/20	7,000	8,800
Canadian National Railway Co. 6.38% due 10/15/11	20,000	21,304
FedEx Corp., Series 981A Pass Through 6.72% due 01/15/22	65,936	72,016
Navistar International Corp. 6.25% due 03/01/12	5,000	4,475
Norfolk Southern Corp. 5.59% due 05/17/25	18,000	17,983
Ryder Systems, Inc., Series MTN 5.00% due 06/15/12	18,000	17,135
		451,763

INFORMATION & ENTERTAINMENT — 1.3%

Broadcasting & Media — 0.9%
AOL Time Warner, Inc. 7.63% due 04/15/31	120,000	133,638
Chancellor Media Corp. 8.00% due 11/01/08	92,000	97,810
Charter Communications Holdings, LLC 11.13% due 01/15/11	15,000	8,250
Clear Channel Communications, Inc. 5.00% due 03/15/12	30,000	28,470
Clear Channel Communications, Inc. 6.88% due 06/15/18	20,000	20,147
Clear Channel Communications, Inc. 7.65% due 09/15/10	70,000	74,930
Comcast Cable Communications, Inc. 8.50% due 05/01/27	15,000	18,401
Comcast Corp. 5.65% due 06/15/35	40,000	36,806
Comcast Corp. 6.50% due 11/15/35	70,000	71,334
Cox Communications, Inc. 5.45% due 12/15/14	100,000	97,580
Cox Communications, Inc. 7.63% due 06/15/25	10,000	11,219
Cox Communications, Inc. 7.75% due 11/01/10	105,000	113,723
Liberty Media Corp. 7.75% due 07/15/09	30,000	31,494
Liberty Media Corp. 7.88% due 07/15/09	50,000	52,685
News America Holdings, Inc. 7.60% due 10/11/15	35,000	39,951
News America, Inc. 5.30% due 12/15/14	85,000	84,363
News America, Inc. 6.20% due 12/15/34	60,000	59,598
News America, Inc. 6.40% due 12/15/35	10,000	10,079
News America, Inc. 7.30% due 04/30/28	10,000	10,972
Nexstar Finance, Inc. 7.00% due 01/15/14	5,000	4,581
Paxson Communications Corp. 10.78% due 01/29/06	25,000	24,031
Time Warner Entertainment Co., LP 8.38% due 03/15/23	94,000	108,693
Time Warner, Inc. 6.63% due 05/15/29	10,000	9,986
Turner Broadcasting, Inc. 8.38% due 07/01/13	30,000	34,548
USA Interactive 7.00% due 01/15/13	75,000	77,166
Viacom, Inc. 6.63% due 05/15/11	18,000	18,747
Viacom, Inc. 7.88% due 07/30/30	100,000	114,189
Young Broadcasting, Inc. 10.00% due 03/01/11	15,000	14,044

Entertainment Products — 0.1%
Walt Disney Co. 5.38% due 06/01/07	100,000	100,631

Leisure & Tourism — 0.3%
American Airlines, Inc., Series 01-1 Pass Through 6.82% due 05/23/11	25,000	23,881
American Airlines, Inc., Series 2003-1 Pass Through 3.86% due 07/09/10	16,270	15,682
Atlas Air, Inc., Series 1999-1 B Pass Through 7.63% due 01/02/15	48,627	40,077
Atlas Air, Inc., Series 2000-1 A Pass Through 8.71% due 01/02/19	3,767	3,841
Atlas Air, Inc., Series 991-A Pass Through 7.20% due 01/02/19	3,748	3,711
Brunswick Corp. 5.00% due 06/01/11	16,000	15,735
Continental Airlines, Inc., Series 98-3 Pass Through 6.32% due 11/01/08	100,000	99,403
Continental Airlines, Inc., Series 981A Pass Through 6.65% due 03/15/19	16,424	16,050
Delta Air Lines, Inc. 8.30% due 12/15/29(3)(15)	10,000	2,250
Delta Air Lines, Inc. 10.00% due 08/15/08(3)(15)	10,000	2,200
GTECH Holdings Corp. 4.50% due 12/01/09	70,000	64,521
GTECH Holdings Corp. 4.75% due 10/15/10	15,000	13,670
Harrah’s Operating Co., Inc. 5.50% due 07/01/10	50,000	49,980
Harrah’s Operating Co., Inc. 5.63% due 06/01/15	10,000	9,824
Harrah’s Operating Co., Inc. 8.00% due 02/01/11	90,000	99,463
Hilton Hotels Corp. 7.20% due 12/15/09	10,000	10,500

MGM Mirage, Inc. 5.88% due 02/27/14	10,000	9,550
Mohegan Tribal Gaming Authority 6.13% due 02/15/13	5,000	4,913
		1,993,317

INFORMATION TECHNOLOGY — 0.7%

Computer Services — 0.1%
Activant Solutions, Inc. 9.57% due 01/03/06*(12)	5,000	5,156
Electronic Data Systems Corp. 7.45% due 10/15/29	55,000	58,502
Unisys Corp. 8.00% due 10/15/12	5,000	4,625

Consumer Staples — 0.0%
Computer Sciences Corp. 3.50% due 04/15/08	10,000	9,592

Electronics — 0.0%
Avnet, Inc. 6.00% due 09/01/15	10,000	9,728

Telecommunications — 0.6%
America Movil SA de CV 6.38% due 03/01/35	11,000	10,849
American Cellular Corp., Series B 10.00% due 08/01/11	20,000	21,700
AT&T Broadband Corp. 8.38% due 03/15/13	120,000	138,897
AT&T Corp. 9.05% due 11/15/11	24,000	26,564
AT&T Wireless Services, Inc. 7.88% due 03/01/11	246,000	276,026
ICO North America, Inc. 7.50% due 08/15/09 (convertible)*(4)(5)	5,000	6,950
LCI International, Inc. 7.25% due 06/15/07	55,000	55,275
New England Telephone & Telegraph Co. 7.88% due 11/15/29	10,000	11,137
SBC Communications, Inc. 5.30% due 11/15/10	150,000	150,455
Sprint Capital Corp. 6.13% due 11/15/08	40,000	41,133
Sprint Capital Corp. 6.88% due 11/15/28	55,000	60,098
Sprint Capital Corp. 7.63% due 01/30/11	70,000	77,191
Sprint Capital Corp. 8.38% due 03/15/12	70,000	81,127
Verizon New York, Inc. 6.88% due 04/01/12	8,000	8,339
		1,053,344

MATERIALS — 0.3%

Chemicals — 0.1%
BCI US Finance Corp. 9.65% due 01/15/06*(12)	25,000	25,313
Cytec Industries, Inc. 6.00% due 10/01/15	20,000	19,049
du Pont (E.I.) de Nemours & Co. 4.13% due 04/30/10	4,000	3,862
ICI North America, Inc. 8.88% due 11/15/06	20,000	20,603
Lubrizol Corp. 4.63% due 10/01/09	10,000	9,801
Lubrizol Corp. 5.50% due 10/01/14	30,000	30,080
Lubrizol Corp. 6.50% due 10/01/34	110,000	114,844

Forest Products — 0.1%
Consumers International, Inc. 10.25% due 04/01/05†(3)(4)(5)	10,000	0
Neenah Paper, Inc. 7.38% due 11/15/14	5,000	4,513
Pliant Corp. 11.13% due 09/01/09 † (3)	10,000	8,900
Temple-Inland, Inc. 6.63% due 01/15/18	90,000	92,723

Metals & Minerals — 0.0%
Barrick Gold Finance Co. 5.80% due 11/15/34	10,000	9,728
Crown Cork & Seal Co., Inc. 8.00% due 04/15/23	5,000	4,800
Newmont Mining Corp. 8.63% due 05/15/11	10,000	11,529
Phelps Dodge Corp. 6.13% due 03/15/34	21,000	20,652

Plastic — 0.1%
Sealed Air Corp. 5.38% due 04/15/08*	75,000	75,281
		451,678

MUNICIPAL BONDS — 0.0%

Municipal Bonds — 0.0%
Southern California Public Power Authority Project, Series B 6.93% due 05/15/17	50,000	58,568

REAL ESTATE — 0.9%

Real Estate Companies — 0.3%
AMB Property LP, Series MTN 5.45% due 12/01/10	100,000	100,647
EOP Operating LP 6.75% due 02/15/12	60,000	63,674
ERP Operating LP 5.13% due 03/15/16	25,000	24,079
ERP Operating LP 6.63% due 03/15/12	80,000	85,914
Liberty Property LP 7.25% due 03/15/11	25,000	27,166
Liberty Property LP 8.50% due 08/01/10	70,000	79,034
Regency Centers LP 4.95% due 04/15/14	30,000	28,986
Susa Partnership LP 6.95% due 07/01/06	40,000	40,379

Real Estate Investment Trusts — 0.6%
Avalon Bay Communities, Inc., Series MTN 7.50% due 12/15/10	100,000	110,374
Commercial Net Lease Realty 6.15% due 12/15/15	10,000	10,149
Developers Diversified Realty Corp. 5.00% due 05/03/10	120,000	118,232
Duke Realty LP 6.75% due 05/30/08	90,000	93,022
Federal Realty Investment Trust 5.65% due 06/01/16	25,000	25,142
Health Care Property Investors, Inc. 6.00% due 03/01/15	60,000	60,873
Healthcare Realty Trust, Inc. 8.13% due 05/01/11	60,000	66,456
Kimco Realty Corp. 5.58% due 11/23/15	100,000	100,686
Regency Centers LP 5.25% due 08/01/15	35,000	34,360
Regency Centers LP 7.75% due 04/01/09	30,000	32,573
Simon Property Group LP 4.60% due 06/15/10	45,000	43,869
Simon Property Group LP 5.10% due 06/15/15	40,000	38,686
Simon Property Group LP 5.38% due 06/01/11	70,000	70,167
Spieker Properties LP 7.65% due 12/15/10	60,000	67,655
		1,322,123

U.S. GOVERNMENT AGENCIES — 2.4%

U.S. Government Agencies — 2.4%
Federal Home Loan Mtg. Corp. 4.50% due 04/01/19	252,599	246,179
Federal Home Loan Mtg. Corp. 5.00% due 03/01/19	16,031	15,879
Federal Home Loan Mtg. Corp. 5.00% due 05/01/34	161,573	156,741
Federal Home Loan Mtg. Corp. 5.00% due 06/01/34	156,187	151,516
Federal Home Loan Mtg. Corp. 5.50% due 07/01/34	73,614	73,010
Federal Home Loan Mtg. Corp. 5.70% due 12/31/06 (17)	247	11,893
Federal Home Loan Mtg. Corp. 6.00% due 12/01/33	100,150	101,324
Federal Home Loan Mtg. Corp. 6.50% due 05/01/16	9,018	9,263
Federal Home Loan Mtg. Corp. 6.50% due 05/01/29	8,424	8,665
Federal Home Loan Mtg. Corp. 7.00% due 04/01/32	17,988	18,733
Federal Home Loan Mtg. Corp. 7.50% due 08/01/23	1,154	1,215
Federal Home Loan Mtg. Corp. 7.50% due 04/01/28	6,962	7,326
Federal Home Loan Mtg. Corp. 8.50% due 12/01/19	230	247
Federal Home Loan Mtg. Corp., Series 1226 Z 7.75% due 03/15/22(7)	4,059	4,061
Federal Home Loan Mtg. Corp., Series 1577 PK 6.50% due 09/15/23(7)	20,000	20,985
Federal National Mtg. Assoc. 4.56% due 01/01/15	244,512	237,601
Federal National Mtg. Assoc. 4.85% due 01/29/06	224,742	222,128
Federal National Mtg. Assoc. 5.00% due 03/01/18	144,176	142,841
Federal National Mtg. Assoc. 5.00% due 06/01/19	44,548	44,095
Federal National Mtg. Assoc. 5.00% due 04/01/34	410,345	398,400
Federal National Mtg. Assoc. 5.50% due 03/01/18	51,884	52,228
Federal National Mtg. Assoc. 5.50% due 07/01/19	33,826	34,047
Federal National Mtg. Assoc. 5.50% due 12/01/33	373,274	370,537
Federal National Mtg. Assoc. 5.50% due 06/01/34	40,957	40,596
Federal National Mtg. Assoc. 5.93% due 10/01/11	66,479	69,033
Federal National Mtg. Assoc. 6.00% due 06/01/17	37,745	38,583
Federal National Mtg. Assoc. 6.00% due 12/01/33	87,272	88,183
Federal National Mtg. Assoc. 6.00% due 05/01/34	59,452	60,014
Federal National Mtg. Assoc. 6.00% due 08/01/34	81,685	82,468
Federal National Mtg. Assoc. 6.00% due 10/01/34	87,493	88,320
Federal National Mtg. Assoc. 6.00% due 06/01/35	7,807	7,881
Federal National Mtg. Assoc. 6.34% due 01/01/08	16,928	17,197
Federal National Mtg. Assoc. 6.36% due 07/01/08	29,641	30,253
Federal National Mtg. Assoc. 6.43% due 01/01/08	17,952	18,265
Federal National Mtg. Assoc. 6.50% due 08/01/17	91,487	93,996
Federal National Mtg. Assoc. 6.50% due 09/01/32	91,272	93,803
Federal National Mtg. Assoc. 6.50% due 04/01/34	44,080	45,223
Federal National Mtg. Assoc. 6.56% due 07/01/11	191,037	202,328
Federal National Mtg. Assoc., Series 1991-117 G 8.00% due 09/25/06(7)	191	192
Federal National Mtg. Assoc., Series O 7.00% due 12/31/17 (12) (17)	265	14,403
Government National Mtg. Assoc. 6.00% due 11/15/31(2)	264,945	271,552
Government National Mtg. Assoc. 7.00% due 08/15/22	662	695
Government National Mtg. Assoc. 7.00% due 03/15/28	58,869	61,868
Government National Mtg. Assoc. 7.50% due 01/15/32	20,608	21,676
Government National Mtg. Assoc. 8.00% due 01/15/31	3,371	3,608
Government National Mtg. Assoc. 8.50% due 11/15/17	2,536	2,734
Government National Mtg. Assoc. 9.00% due 11/15/21	850	928
Government National Mtg. Assoc., Series 2005-74 HB 7.50% due 09/16/35(7)	1,070	1,121
Government National Mtg. Assoc., Series 2005-74 HC 7.50% due 09/16/35(7)	13,673	14,434
Tennessee Valley Authority 4.65% due 06/15/35	20,000	18,909
		3,717,177

U.S. GOVERNMENT OBLIGATIONS — 5.5%

U.S. Treasuries — 5.5%
United States Treasury Bonds 5.38% due 02/15/31	321,000	360,573
United States Treasury Bonds 5.50% due 08/15/28	400,000	449,766
United States Treasury Bonds 6.25% due 08/15/23(2)	350,000	417,949
United States Treasury Bonds 6.38% due 08/15/27	200,000	247,758
United States Treasury Bonds 6.63% due 02/15/27	120,000	152,241
United States Treasury Bonds 6.88% due 08/15/25	140,000	180,294
United States Treasury Bonds 7.13% due 02/15/23	290,000	375,142
United States Treasury Bonds 8.75% due 08/15/20	100,000	143,859
United States Treasury Bonds 11.25% due 02/15/15	100,000	150,563
United States Treasury Notes 2.63% due 05/15/08	900,000	864,562
United States Treasury Notes 2.63% due 03/15/09	600,000	568,758
United States Treasury Notes 3.13% due 09/15/08	650,000	629,256
United States Treasury Notes 3.25% due 08/15/08	1,100,000	1,069,535
United States Treasury Notes 3.38% due 02/15/08	550,000	538,678
United States Treasury Notes 3.75% due 05/15/08	300,000	295,734
United States Treasury Notes 4.00% due 02/15/14	800,000	778,313
United States Treasury Notes 4.00% due 02/15/15	250,000	242,383
United States Treasury Notes 4.50% due 11/15/10	10,000	10,054
United States Treasury Notes 4.50% due 11/15/15	9,000	9,074
United States Treasury Notes 5.63% due 05/15/08	350,000	359,543
United States Treasury Notes 6.50% due 10/15/06(2)	110,000	111,671
United States Treasury Notes 6.88% due 05/15/06	330,000	332,978
		8,288,684

UTILITIES — 0.8%

Electric Utilities — 0.7%
AEP Texas North Co., Series B 5.50% due 03/01/13	40,000	40,478
AES Corp. 7.75% due 03/01/14	25,000	26,219
American Electric Power Co., Inc., Series A 6.13% due 05/15/06	15,000	15,068
Arizona Public Service Co. 5.80% due 06/30/14	80,000	82,451
Calpine Corp. 4.75% due 11/15/23	70,000	18,200
Calpine Corp. 8.75% due 07/15/13*	45,000	36,900
Centerpoint Energy Houston Electric, LLC, Series L2 5.60% due 07/01/23	13,000	12,903
Centerpoint Energy, Inc., Series B 5.88% due 06/01/08	110,000	111,486
Cleco Power, LLC 6.50% due 12/01/35	20,000	20,132
Consolidated Edison, Inc. 3.63% due 08/01/08	18,000	17,444
CP&L, Inc. 5.25% due 12/15/15	20,000	19,975
Entergy Louisiana, Inc. 5.83% due 11/01/10	30,000	30,092
Exelon Generation Co., LLC 5.35% due 01/15/14	60,000	59,821
Indiantown Cogeneration LP, Series A-9 9.26% due 12/15/10	7,629	8,212
Mirant Corp. 7.90% due 07/15/09†*(3)	20,000	25,200
NSTAR 8.00% due 02/15/10	40,000	44,317
Pepco Holdings, Inc. 5.50% due 08/15/07	100,000	100,605
PSE&G Power, LLC 3.75% due 04/01/09	35,000	33,496
PSE&G Power, LLC 5.50% due 12/01/15	10,000	9,927
PSE&G Power, LLC 6.88% due 04/15/06	40,000	40,207
PSE&G Power, LLC 7.75% due 04/15/11	10,000	11,072
PSI Energy, Inc. 6.12% due 10/15/35	10,000	10,226
PSI Energy, Inc. 7.85% due 10/15/07	27,000	28,239
Puget Sound Energy, Inc. 5.20% due 10/01/15	25,000	24,718
Reliant Energy Resources Corp. 7.75% due 02/15/11	20,000	22,114
Southern California Edison Co. 6.38% due 01/15/06	70,000	70,024
Texas-New Mexico Power Co. 6.25% due 01/15/09	30,000	30,790
TXU Corp. 4.80% due 11/15/09	60,000	57,712
Virginia Electric and Power Co., Series A 5.75% due 03/31/06	18,000	18,041

Gas & Pipeline Utilities — 0.1%
Energen Corp., Series MTN 7.63% due 12/15/10	60,000	65,036
Kinder Morgan Finance Co., ULC 6.40% due 01/05/36	10,000	10,249
NGC Corp. Capital Trust, Series B 8.32% due 06/01/27	25,000	22,125
Southern California Gas Co. 5.75% due 11/15/35	20,000	20,443

Telephone — 0.0%
Alltel Corp. 4.66% due 05/17/07	18,000	17,918

GTE Northwest, Inc. 5.55% due 10/15/08	10,000	9,947
New York Telephone Co. 7.00% due 06/15/13	15,000	15,801
Verizon New York, Inc., Series B 7.38% due 04/01/32	36,000	37,847
		1,225,435

TOTAL BONDS & NOTES (cost $27,033,202)		27,185,613

Foreign Bonds & Notes — 2.5%

CONSUMER DISCRETIONARY — 0.0%

Apparel & Textiles — 0.0%
Bombardier Recreational Products 8.38% due 12/15/13	5,000	5,006

Retail — 0.0%
Jean Coutu Group, Inc. 8.50% due 08/01/14	10,000	9,150
		14,156

CONSUMER STAPLES — 0.1%

Food, Beverage & Tobacco — 0.1%
Companhia Brasileira de Bebidas 10.50% due 12/15/11	90,000	110,700
Diageo Capital PLC 4.38% due 05/03/10	17,000	16,581
		127,281

ENERGY — 0.1%

Energy Sources — 0.1%
Husky Oil, Ltd. 7.55% due 11/15/16	50,000	58,000
Nexen, Inc. 5.88% due 03/10/35	20,000	19,666
PTT Public Co., Ltd. 5.88% due 08/03/35*	12,000	11,558
		89,224

FINANCE — 0.8%

Banks — 0.4%
HBOS Capital Funding LP 6.85% due 03/23/09	25,000	25,408
HBOS PLC 3.50% due 11/30/07*	30,000	29,277
National Australia Bank, Ltd., Series A 8.60% due 05/19/10	100,000	113,825
NIB Capital Bank NV 5.82% due 12/11/13*(11)	20,000	19,779
Oversea-Chinese Banking Corp., Ltd. 7.75% due 09/06/11*	100,000	112,387
Resona Bank Ltd. 5.85% due 04/15/16*(11)	110,000	109,535
Royal Bank of Scotland Group PLC 6.40% due 04/01/09	40,000	41,972
Scotland International Finance BV 7.70% due 08/15/10*	110,000	122,509

Financial Services — 0.3%
Aiful Corp. 4.45% due 02/16/10*	120,000	116,324
Elan Finance PLC 7.75% due 11/15/11	20,000	18,700
Fosters Financial Corp. 5.88% due 06/15/35*	10,000	9,739
Nell AF SARL 8.38% due 08/15/15*	25,000	24,750
UFJ Finance Aruba AEC 6.75% due 07/15/13	220,000	240,210

Insurance — 0.1%
AXA 8.60% due 12/15/30	90,000	120,271
Fairfax Financial Holdings, Ltd. 8.25% due 10/01/15	15,000	13,781
VTB Capital SA 6.25% due 06/30/35*	100,000	101,750
XL Capital Finance PLC 6.50% due 01/15/12	35,000	36,975
		1,257,192

FOREIGN GOVERNMENT BONDS — 0.4%

Foreign Government — 0.4%
Federal Republic of Brazil 8.00% due 01/15/18	20,000	21,580

Federal Republic of Brazil 10.50% due 07/14/14		20,000	24,510
Province of Quebec 7.50% due 09/15/29		24,000	31,523
Republic of Argentina 4.01% due 08/03/12(12)		147,000	115,101
Republic of Argentina 8.28% due 12/31/33		63,963	53,249
Republic of Trinidad & Tobago 9.75% due 07/01/20*		50,000	71,200
Republic of Turkey 9.00% due 06/30/11		20,000	22,800
Republic of Turkey 11.88% due 01/15/30		50,000	76,875
Republic of Uruguay 17.75% due 02/04/06(4)	UYU	2,500,000	56,962
Republic of Venezuela 8.50% due 10/08/14		10,000	11,000
Republic of Venezuela 9.25% due 09/15/27		60,000	71,100
Russian Federation 5.00% due 03/31/30*(9)		12,000	13,530
Russian Federation 5.00% due 03/31/30(9)		85,000	95,957
United Mexican States, Series MTNA 7.50% due 04/08/33		14,000	16,576
			681,963

INDUSTRIAL & COMMERCIAL — 0.2%

Aerospace & Military Technology — 0.1%
SCL Terminal Aereo Santiago SA 6.95% due 07/01/12*		85,095	87,621

Machinery — 0.0%
Atlas Copco AB 6.50% due 04/01/08*		9,000	9,225

Multi-Industry — 0.1%
Tyco International Group SA 6.13% due 01/15/09		5,000	5,110
Tyco International Group SA 6.38% due 02/15/06		50,000	50,082
Tyco International Group SA 6.38% due 10/15/11		40,000	41,544
Tyco International Group SA 6.75% due 02/15/11		66,000	69,392
			262,974

INFORMATION & ENTERTAINMENT — 0.1%

Broadcasting & Media — 0.1%
British Sky Broadcasting Group PLC 6.88% due 02/23/09		30,000	31,427
BSKYB Finance UK PLC 5.63% due 10/15/15*		120,000	119,445
Telenet Group Holding NV 11.50% due 06/15/14*(9)		20,000	16,400
			167,272

INFORMATION TECHNOLOGY — 0.4%

Telecommunications — 0.4%
France Telecom SA 8.50% due 03/01/31		100,000	133,426
Telecom Italia Capital SA 4.00% due 01/15/10		15,000	14,287
Telecom Italia Capital SA 5.25% due 10/01/15		40,000	38,851
Telecom Italia Capital SA 6.00% due 09/30/34		171,000	164,734
Telecomunicaciones de Puerto Rico, Inc. 6.65% due 05/15/06		130,000	130,726
Telefonica Europe BV 7.75% due 09/15/10		60,000	65,701
TELUS Corp. 7.50% due 06/01/07		27,000	27,881
TELUS Corp. 8.00% due 06/01/11		22,000	24,663
			600,269

MATERIALS — 0.3%

Chemicals — 0.1%
Yara International ASA 5.25% due 12/15/14*		150,000	146,897

Forest Products — 0.1%
Abitibi-Consolidated, Inc. 8.55% due 08/01/10	15,000	15,188
Celulosa Arauco y Constitucion SA 5.13% due 07/09/13	125,000	120,834

Metals & Minerals — 0.1%
Alcan, Inc. 6.45% due 03/15/11	30,000	31,646
Inco, Ltd. 7.20% due 09/15/32	82,000	90,219
Noranda, Inc. 6.00% due 10/15/15	10,000	10,098
Teck Cominco, Ltd. 6.13% due 10/01/35	10,000	9,890
		424,772

REAL ESTATE — 0.0%

Real Estate Companies — 0.0%
Brascan Corp. 8.13% due 12/15/08	19,000	20,536

UTILITIES — 0.1%

Telephone — 0.1%
Deutsche Telekom International Finance BV 8.50% due 06/15/10	70,000	79,364
Deutsche Telekom International Finance BV 8.75% due 06/15/30	100,000	127,187
		206,551

TOTAL FOREIGN BONDS & NOTES (cost $3,752,318)		3,852,190

Rights — 0.0%
Republic of Argentina expires 12/15/35†(14) (cost $8,642)	178,041	9,258

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $115,424,377)		141,814,129

Short-Term Investment Securities — 0.5%

U.S. GOVERNMENT AGENCIES — 0.5%
Federal Home Loan Bank Disc. Notes 3.40% due 01/03/06(2)
(cost $699,868)	700,000	699,868

Repurchase Agreements — 5.3%

Agreement with State Street Bank & Trust Co., bearing interest at 2.05%, dated 12/30/05, to be repurchased 01/03/06 in the amount of $507,115 and collateralized by $375,000 of United States Treasury Bonds, bearing interest at 8.13%, due 08/15/19 and having an approximate value of $521,719		507,000	507,000
State Street Bank & Trust Co. Joint Repurchase Agreement(8)		6,476,000	6,476,000
UBS Securities, LLC Joint Repurchase Agreement(8)		1,085,000	1,085,000

TOTAL REPURCHASE AGREEMENTS (cost $8,068,000)			8,068,000

TOTAL INVESTMENTS —
(cost $124,217,383)@	99.1%		150,581,997
Other assets less liabilities—	0.9		1,470,416

NET ASSETS—	100.0%		$152,052,413

†	Non-income producing security
*

Securities exempt from regisration under Rule 144A of the Securities Act of 1933. The portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the aggregate value of these securities was $2,915,702 representing 1.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

@	See Note 3 for cost of investments on a tax basis.
(1)	Denominated in United States dollars unless otherwise indicated.
(2)	The security or a portion thereof represents collateral for open futures contracts.
(3)	Bond in default
(4)	Fair valued security; see Note 1.
(5)	Illiquid security
(6)	Commercial Mortgage-Backed Security
(7)	Collateralized Mortgage Obligation
(8)	See Note 2 for details of Joint Repurchase Agreement
(9)	Security is a “step-up” bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(10)	Consists of more than one class of securities traded together as a unit.
(11)	Variable rate security-the rate reflected is as of December 31, 2005; maturity date reflects next reset date.
(12)	Floating security where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of December 31, 2005.
(13)	Security is a preferred stock where the dividend rate increases or steps up at a predetermined rate. The rate reflected is as of December 31, 2005.
(14)	Gross Domestic Product (“GDP”) linked security. Income is linked to the growth of Argentina’s GDP.
(15)	Company has filed for Chapter 11 bankruptcy protection.
(16)	Variable rate security — the rate reflected is as of December 31, 2005; maturity date reflects stated maturity date.
(17)	Perpetual maturity date. The maturity date shown represents the call date.
ADR-	American Depository Receipt

Pass Through-	These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of December 31, 2005	Unrealized Appreciation (Depreciation)
4 Long	U.S. Long Bond	March 2006	$449,731	$456,750	$7,019
9 Long	U.S. Treasury 2 YR Note	March 2006	1,847,090	1,846,688	(402)
12 Long	U.S. Treasury 10 YR Note	March 2006	1,307,122	1,312,875	5,753
					$12,370

Open Forward Foreign Currency Contracts

Contract			In		Delivery	Gross Unrealized
to Deliver			Exchange For		Date	Appreciation
*	ARS	150,000	USD	50,440	03/15/06	$1,743
*	BRL	120,000	USD	51,569	03/15/06	1,270
*	CAD	20,000	USD	17,414	03/15/06	172
*	CLP	19,560,000	USD	38,267	03/15/06	94
*	COP	52,240,000	USD	22,932	03/15/06	120
*	IDR	339,000,000	USD	33,815	03/15/06	84
*	MXN	360,000	USD	33,690	03/15/06	107
*	NOK	360,000	USD	54,609	03/15/06	1,045
*	RUB	500,000	USD	17,412	03/15/06	58
*	USD	366,708	JPY	43,400,000	02/01/06	2,801
*	USD	554,012	EUR	470,000	02/01/06	3,430
	USD	23,482	BRL	70,000	02/16/06	6,081
*	USD	71,787	MXN	770,000	03/15/06	43
*	USD	29,103	ISK	1,860,000	03/15/06	46
*	USD	17,169	CAD	20,000	03/15/06	73
*	USD	19,856	THB	820,000	03/15/06	99
	USD	79,784	TRY	110,000	03/15/06	122
*	USD	60,685	ILS	280,000	03/15/06	139
*	USD	23,978	SGD	40,000	03/15/06	142
*	USD	95,235	PHP	5,110,000	03/15/06	542
*	USD	68,861	TWD	2,270,000	03/15/06	741
*	USD	34,594	KRW	35,770,000	03/15/06	823
	USD	82,891	CNY	650,000	09/20/06	176
						19,952

Contract			In		Delivery	Gross Unrealized
to Deliver			Exchange For		Date	Depreciation
*	AUD	40,000	USD	29,252	02/01/06	$(40)
*	EUR	850,000	USD	998,556	02/01/06	(9,584)
*	GBP	50,000	USD	85,459	02/01/06	(554)
	HUF	7,470,000	USD	34,258	03/16/06	(652)
*	ILS	40,000	USD	8,675	03/15/06	(14)
	INR	830,000	USD	18,194	03/15/06	(175)
*	ISK	540,000	USD	8,453	03/15/06	(10)
*	JPY	47,750,000	USD	403,739	02/01/06	(2,805)
*	KRW	36,000,000	USD	35,445	03/15/06	(200)
*	PHP	4,170,000	USD	77,770	03/15/06	(389)
	SEK	290,000	USD	36,591	03/15/06	(112)
*	SGD	20,000	USD	12,007	03/15/06	(53)
*	SKK	1,715,000	USD	53,327	03/15/06	(496)
*	THB	1,620,000	USD	39,150	03/15/06	(273)
*	TWD	1,110,000	USD	33,693	03/15/06	(342)
*	USD	69,905	GBP	40,000	02/01/06	(1,094)
*	USD	29,367	AUD	40,000	02/01/06	(75)
*	USD	85,050	ARS	250,000	03/15/06	(3,887)
*	USD	87,550	BRL	205,000	03/15/06	(1,623)
*	USD	54,577	NOK	360,000	03/15/06	(1,013)
*	USD	52,508	IDR	520,000,000	03/15/06	(766)
*	USD	86,979	SKK	2,750,000	03/15/06	(673)
*	USD	84,969	COP	193,730,000	03/15/06	(371)
	USD	30,978	CHF	40,000	03/15/06	(313)
*	USD	87,683	RUB	2,520,000	03/15/06	(217)
*	USD	73,359	CLP	37,560,000	03/15/06	(58)
*	USD	31,472	ZAR	200,000	03/15/06	(31)
*	ZAR	320,000	USD	49,811	03/15/06	(495)
						(26,315)
	Net Unrealized Appreciation (Depreciation)					$(6,364)

*    Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

ARS - Argentine Peso	ILS - Israeli Shekel	THB - Thailand Baht
AUD - Australian Dollar	INR - Indian Rupee	TRY - Turkish Lira
BRL - Brazilian Real	ISK- Iceland Krona	TWD - Taiwan Dollar
CAD - Canadian Dollar	JPY - Japanese Yen	USD - United States Dollar
CHF - Swiss Franc	KRW - South Korean Won	UYU - Uruguay Peso
CLP - Chilean Peso	MXN - Mexican Peso	ZAR - South African Rand
CNY - Yuan Renminbi	NOK - Norwegian Krone
COP - Colombian Peso	PHP - Philippine Peso
EUR - Euro	RUB - Russian Ruble
GBP - Pound Sterling	SEK - Swedish Krona
HUF - Hungarian Forint	SGD - Singapore Dollar
IDR - Indonesian Rupiah	SKK - Slovakian Koruna

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

MULTI-MANAGED MODERATE

GROWTH PORTFOLIO

Investment Portfolio — December 31, 2005

(unaudited)

Common Stock — 54.3%	Shares/ Principal Amount (1)	Value (Note 1)

CONSUMER DISCRETIONARY — 5.0%

Apparel & Textiles — 2.3%
Coach, Inc.†	45,085	$1,503,134
Gap, Inc.	12,500	220,500
NIKE, Inc., Class B	48,765	4,232,314
Quiksilver, Inc.†	58,700	812,408

Automotive — 0.9%
Advanced Auto Parts, Inc.†	48,485	2,107,158
Midas, Inc.†	21,300	391,068

Retail — 1.8%
CVS Corp.	7,000	184,940
Federated Department Stores, Inc.	2,300	152,559
Home Depot, Inc.	9,300	376,464
Inergy LP	13,400	347,462
J.C. Penney Co., Inc.	18,860	1,048,616
Kohl’s Corp.†	6,000	291,600
Lowe’s Cos., Inc.	25,810	1,720,495
Staples, Inc.	19,170	435,351
Urban Outfitters, Inc.†	10,000	253,100
Wal-Mart Stores, Inc.	6,700	313,560
		14,390,729

CONSUMER STAPLES — 1.0%

Food, Beverage & Tobacco — 0.6%
Altria Group, Inc.	10,000	747,200
Diageo PLC Sponsored ADR	5,200	303,160
PepsiCo, Inc.	6,400	378,112
Premium Standard Farms, Inc.	27,700	414,392

Household & Personal Products — 0.4%
Jarden Corp.†	20,900	630,135
Procter & Gamble Co.	6,300	364,644
		2,837,643

ENERGY — 4.1%

Energy Services — 2.3%
BJ Services Co.	44,495	1,631,632
Hornbeck Offshore Services, Inc.†	30,800	1,007,160
Smith International, Inc.†	6,000	222,660
Southern Co.	9,500	328,035
Suncor Energy, Inc.	36,780	2,321,921
Todco, Class A†	25,100	955,306

Energy Sources — 1.8%
Amerada Hess Corp.	1,900	240,958
Chevron Corp.	8,252	468,466
ConocoPhillips	4,100	238,538
ENSCO International, Inc.	6,200	274,970
Exxon Mobil Corp.	12,500	702,125
Global Industries, Ltd.†	72,000	817,200
Marathon Oil Corp.	5,400	329,238
Murphy Oil Corp.	29,225	1,577,858
Transocean, Inc.†	7,600	529,644
Ultra Petroleum Corp.	2,500	139,500
		11,785,211

FINANCE — 10.0%

Banks — 3.4%
Bank of America Corp.	16,942	781,873
Commerce Bancorp, Inc.	47,130	1,621,743
Franklin Bank Corp.†	59,100	1,063,209
North Fork Bancorp., Inc.	13,000	355,680
Signature Bank†	58,900	1,653,323
U.S. Bancorp	11,100	331,779
Wachovia Corp.	10,100	533,886
Wells Fargo & Co.	54,735	3,439,000

Financial Services — 2.9%
American Express Co.	31,930	1,643,118
Ameriprise Financial, Inc.	3,405	139,605
Bear Stearns Co., Inc.	5,700	658,521
Capital One Financial Corp.	3,086	266,630
CapitalSource, Inc.†	27,400	613,760
Citigroup, Inc.	14,275	692,766
Goldman Sachs Group, Inc.	18,015	2,300,696
Heartland Payment Systems, Inc.	18,800	407,208
J.P. Morgan Chase & Co.	14,000	555,660
MarketAxess Holdings, Inc.†	31,300	357,759
Merrill Lynch & Co., Inc.	3,831	259,474
SLM Corp.	6,850	377,366

Insurance — 3.7%
Aetna, Inc.	72,825	6,868,126
Allstate Corp.	4,200	227,094
Berkshire Hathaway, Inc., Class B†	1,135	3,331,792
Chubb Corp.	3,300	322,245
		28,802,313

HEALTHCARE — 10.7%

Drugs — 6.5%
Amgen, Inc.†	4,500	354,870
AstraZeneca PLC ADR	4,500	218,700
CV Therapeutics, Inc.†	13,300	328,909
DUSA Pharmaceuticals, Inc.†	21,300	229,401
Genentech, Inc.†	61,465	5,685,513
Genzyme Corp.†	7,500	530,850
Gilead Sciences, Inc.†	49,745	2,618,079
Integra LifeSciences Holdings Corp.†	52,300	1,854,558
Invitrogen Corp.†	15,735	1,048,581
Medicines Co.†	36,600	638,670
Merck & Co., Inc.	4,800	152,688
Onyx Pharmaceuticals, Inc.†	8,000	230,080
Par Pharmaceutical Cos., Inc.†	21,800	683,212
Pfizer, Inc.	22,479	524,210
Renovis, Inc.†	16,600	253,980
Schering-Plough Corp.	17,100	356,535
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	69,705	2,998,012

Health Services — 3.8%
American Healthways, Inc.†	5,600	253,400
Centene Corp.†	14,700	386,463
Cerner Corp.†	7,100	645,461
Kindred Healthcare, Inc.†	15,300	394,128
LifePoint Hospitals, Inc.†	6,600	247,500
National Medical Health Card Systems, Inc.	8,400	228,480
Pediatrix Medical Group, Inc.†	5,600	495,992
United Surgical Partners International, Inc.†	16,950	544,942
UnitedHealth Group, Inc.(2)	112,490	6,990,129

Wellpoint, Inc.†	6,900	550,551

Medical Products — 0.4%
Biogen Idec, Inc.†	4,500	203,985
Cardinal Health, Inc.	3,500	240,625
ev3, Inc.	15,500	228,470
Medtronic, Inc.	5,400	310,878
Techne Corp.†	4,600	258,290
		30,686,142

INDUSTRIAL & COMMERCIAL — 5.0%

Aerospace & Military Technology — 1.3%
Alliant Techsystems, Inc.†	13,600	1,035,912
DRS Technologies, Inc.	25,500	1,311,210
Esterline Technologies Corp.†	18,700	695,453
Rockwell Automation, Inc.	4,000	236,640
United Technologies Corp.	8,429	471,265

Business Services — 0.7%
Alliance Data Systems Corp.†	21,700	772,520
Arbitron, Inc.	8,600	326,628
Catalina Marketing Corp.	9,900	250,965
CSG Systems International, Inc.†	10,400	232,128
PeopleSupport, Inc.	25,700	218,193
Sotheby’s Holdings, Inc., Class A†	15,800	290,088

Electrical Equipment — 1.4%
Ametek, Inc.	47,400	2,016,396
Roper Industries, Inc.	49,800	1,967,598

Machinery — 0.9%
Dover Corp.	5,297	214,476
IDEX Corp.	45,900	1,886,949
Matthews International Corp., Class A	8,600	313,126

Multi-Industry — 0.6%
Danaher Corp.	4,400	245,432
General Electric Co.	30,800	1,079,540
ITT Industries, Inc.	2,307	237,206
Tyco International, Ltd.	8,300	239,538

Transportation — 0.1%
Norfolk Southern Corp.	6,000	268,980
		14,310,243

INFORMATION & ENTERTAINMENT — 1.6%

Broadcasting & Media — 0.4%
Comcast Corp., Class A†	11,700	303,732
News Corp., Class A	18,874	293,491
Omnicom Group, Inc.	2,500	212,825
Time Warner, Inc.	13,206	230,312

Leisure & Tourism — 1.2%
Boyd Gaming Corp.	12,100	576,686
Carnival Corp.(10)	5,200	278,044
Landry’s Seafood Restaurants, Inc.	10,200	272,442
McDonald’s Corp.	4,800	161,856
Mesa Air Group, Inc.†	28,100	293,926
Royal Caribbean Cruises, Ltd.	16,200	729,972
Scientific Games Corp., Class A†	36,100	984,808
Texas Roadhouse, Inc., Class A†	16,700	259,685
		4,597,779

INFORMATION TECHNOLOGY — 14.8%

Communication Equipment — 0.2%
QUALCOMM, Inc.	11,500	495,420

Computer Services — 1.4%
FactSet Research Systems, Inc.	26,100	1,074,276
Keane, Inc.†	49,100	540,591
Sun Microsystems, Inc.†	311,440	1,304,934
Symantec Corp.†	67,400	1,179,500

Computer Software — 2.9%
Electronic Arts, Inc.†	73,490	3,844,262
Hyperion Solutions Corp.†	14,300	512,226
Lawson Software, Inc.†	198,200	1,456,770
Microsoft Corp.	33,220	868,703
Parametric Technology Corp.†	147,500	899,750
Salesforce.com, Inc.†	16,000	512,800
Take-Two Interactive Software, Inc.†	14,200	251,340

Computers & Business Equipment — 4.4%
Apple Computer, Inc.†	159,350	11,455,672
Dell, Inc.†	6,800	203,932
EMC Corp.†	15,100	205,662
International Business Machines Corp.	8,721	716,866

Electronics — 0.7%
Broadcom Corp., Class A†	7,000	330,050
Intel Corp.	23,640	590,054
L-3 Communications Holdings, Inc.	2,600	193,310
National Semiconductor Corp.	10,700	277,986
Texas Instruments, Inc.	14,300	458,601

Internet Content — 3.1%
eBay, Inc.†	86,225	3,729,231
Google, Inc., Class A†	500	207,430
Yahoo!, Inc.†	122,795	4,811,108

Internet Software — 0.3%
Openwave Systems, Inc.†	55,800	974,826

Telecommunications — 1.8%
ADTRAN, Inc.	13,300	395,542
Arris Group, Inc.†	102,500	970,675
BellSouth Corp.	12,100	327,910
CommScope, Inc.†	12,700	255,651
Corning, Inc.†	8,800	173,008
Motorola, Inc.	18,800	424,692
Nokia Oyj Sponsored ADR	12,000	219,600
SafeNet, Inc.†	27,200	876,384
Sprint Corp.	23,700	553,632
Tekelec†	48,900	679,710
Verizon Communications, Inc.	10,300	310,236
		42,282,340

MATERIALS — 1.2%

Chemicals — 0.6%
Dow Chemical Co.	5,300	232,246
du Pont (E.I.) de Nemours & Co.	5,500	233,750
Huntsman Corp.†	66,895	1,151,932

Metals & Minerals — 0.6%
Alcoa, Inc.	5,200	153,764

Arch Coal, Inc.	13,300	1,057,350
Phelps Dodge Corp.†	1,600	230,192
RTI International Metals, Inc.†	10,000	379,500
		3,438,734

UTILITIES — 0.9%

Electric Utilities — 0.9%
AES Corp.†	94,310	1,492,927
FPL Group, Inc.	7,600	315,856
Headwaters, Inc.†	11,600	411,104
TXU Corp.	4,600	230,874
		2,450,761

TOTAL COMMON STOCK (cost $123,546,835)		155,581,895

Preferred Stock — 0.0%

FINANCE — 0.0%

Financial Services — 0.0%
General Electric Capital Corp. 4.50% due 01/28/35 (13)	2,000	46,380

Insurance — 0.0%
Endurance Specialty Holdings, Ltd. 7.75% due 12/15/15	1,500	35,550

TOTAL PREFERRED STOCK (cost $87,000)		81,930

Asset-Backed Securities — 7.0%

FINANCE — 6.8%

Financial Services — 6.8%
Aesop Funding II, LLC, Series 2003-3A A3 3.72% due 07/20/09*	$330,000	321,290
Aesop Funding II, LLC, Series 2005-1A 1A 3.95% due 04/20/08*	550,000	538,214
Asset Securitization Corp., Series 1997-D5 A1C 6.75% due 02/14/43(6)	75,000	77,257
Banc America Commercial Mtg. Inc., Series 2005-6 Class D 5.18% due 09/10/47(7)	45,000	44,754
Banc America Commercial Mtg. Inc., Series 2005-6 Class F 5.18% due 09/10/47(7)	85,000	84,024
Banc America Commercial Mtg. Inc., Series 2005-6 Class AJ 5.18% due 09/10/47(7)	45,000	45,059
Banc America Commercial Mtg. Inc.,Series 2005 6 Class A4 5.18% due 09/10/47(7)	80,000	80,837
Bank of America Mtg. Securities, Inc., Series 2004-J 2A1 4.79% due 11/25/34(7)(12)	221,444	219,119
Bank of America Mtg. Securities, Inc., Series 2005-A 2A2 4.47% due 02/25/35(7)(12)	823,967	807,559
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR6 A6 4.83% due 11/11/41(6)	760,000	741,640
Bear Stearns Commercial Mtg. Securities, Inc., Series 2005-PW10 Class F 5.48% due 12/11/40	80,000	80,410
Bear Stearns Commercial Mtg. Securities, Inc., Series 2005-PW10 Class C 5.48% due 12/11/40	40,000	40,568
Capital One Auto Finance Trust, Series 2003-B A4 3.18% due 09/15/10	485,000	476,288
Capital One Multi-Asset Execution Trust, Series 2003-A4 3.65% due 07/15/11	430,000	417,831
Capital One Prime Auto Receivable Trust, Series 2003-2 A4 2.88% due 06/15/10	485,000	475,834
Citibank Credit Card Issuance Trust, Series 2003-A6 2.90% due 05/17/10	485,000	464,319
Citibank Credit Card Issuance Trust, Series 2004-A4 3.20% due 08/24/09	300,000	292,594
Citigroup/Deutsche Bank Commercial Mtg.Trust, Series 2005-CD1 A4 5.23% due 07/15/44	225,000	227,345
Commercial Mortgage, Series 2004-LB2A A3 4.22% due 03/10/39	435,000	419,152
CS First Boston Mtg. Securities Corp., Series 1997-C1 A1C 7.24% due 06/20/29(6)	65,951	67,068
CS First Boston Mtg. Securities Corp., Series 2005-TF3A A2 4.65% due 11/15/20(4)(7)(12)	215,000	214,999
DaimlerChrysler Auto Trust, Series 2004-B A3 3.18% due 09/08/08	150,000	148,500

Fleet Credit Card Master Trust II, Series 2003-A A 2.40% due 07/15/08	485,000	484,559
Greenwich Capital Commercial Funding Corp., Series 2005 GG3 A4 4.80% due 08/10/42(6)(16)	760,000	742,938
GSR Mtg. Loan Trust, Series 2005-AR2 1A2 4.69% due 04/25/35(7)(16)	559,894	559,547
Harley-Davidson Motorcycle Trust, Series 2004-3 A2 3.20% due 05/15/12	645,000	627,823
Hertz Vehicle Financing, LLC, Series 2004-1A A3 2.85% due 05/25/09*	450,000	431,209
Household Automotive Trust, Series 2003-2 A4 3.02% due 12/17/10	145,000	141,944
Household Automotive Trust, Series 2005-2 A2 4.16% due 09/17/08	195,000	194,147
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX A3 4.18% due 01/12/37(6)	450,000	436,379
LB-UBS Commercial Mtg. Trust, Series 2001-C7 A5 6.13% due 12/11/30(6)	210,000	220,584
Merrill Lynch Mortgage Trust, Series 2005-CIP1 A4 5.05% due 07/12/38(7)	725,000	718,494
Merrill Lynch Mtg. Investors, Inc., Series 1997-C2 A2 6.54% due 12/10/29(6)	136,562	139,745
Merrill Lynch Mtg. Investors, Inc., Series 2005-A1 2A1 4.61% due 12/25/34(7)(16)	321,001	315,973
Merrill Lynch Mtg. Investors, Inc., Series 2005-A2 A2 4.51% due 02/25/35(7)(16)	706,934	692,103
Morgan Stanley Capital I, Series 1998-WF2 A2 6.54% due 07/15/30(6)	228,041	234,708
Morgan Stanley Capital I, Series 2005-T17 A5 4.78% due 12/13/41(6)	1,010,000	991,416
Mortgage It Trust, Series 2005-4 A1 4.66% due 10/25/35(7)(12)	681,970	682,311
Nissan Auto Receivables Owner Trust, Series 2004-A A4 2.76% due 07/15/09	485,000	469,909
Peco Energy Transition Trust, Series 2001-A A1 6.52% due 12/31/10	210,000	223,441
PP&L Transition Bond Co., LLC, Series 1999-1 A7 7.05% due 06/25/09	210,001	213,983
Providian Gateway Owner Trust, Series 2004-DA A 3.35% due 09/15/11*	450,000	438,417
Residential Asset Securities Corp., Series 2003-KS10 AI6 4.54% due 10/25/33	200,000	195,558
USAA Auto Owner Trust, Series 2004-1 A4 2.67% due 10/15/10	485,000	471,557
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB A2 4.57% due 01/25/35(7)(12)	765,475	750,310
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2 2A2 4.56% due 03/25/35(7)(12)	634,814	623,038
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR4 2A2 4.53% due 04/25/35(7)(16)	590,984	580,269
West Penn Funding, LLC, Seris 1999-A A4 6.98% due 12/26/08	525,000	543,311
WFS Financial Owner Trust, Series 2003-4 A4 3.15% due 05/20/11	485,000	475,883
WFS Financial Owner Trust, Series 2005-3 A2 4.11% due 06/17/08	286,000	285,156
World Omni Auto Receivables Trust, Series 2003-B A4 2.87% due 11/15/10	185,000	180,670
		19,350,043

REAL ESTATE — 0.2%

Real Estate Investment Trusts — 0.2%
IMPAC CMB Trust, Series 2005-4 1A1A 4.65% due 06/25/35(7)(12)	634,788	634,743

TOTAL ASSET-BACKED SECURITIES (cost $20,320,639)		19,984,786

Bonds & Notes — 28.9%

CONSUMER DISCRETIONARY — 0.8%

Appliances & Household Durables — 0.2%
D.R. Horton, Inc. 5.38% due 06/15/12	35,000	33,833
D.R. Horton, Inc. 5.63% due 09/15/14	215,000	207,100
D.R. Horton, Inc. 6.88% due 05/01/13	160,000	166,967

Automotive — 0.2%
Cooper-Standard Automotive, Inc. 8.38% due 12/15/14	10,000	7,600
DaimlerChrysler NA Holding Corp. 4.05% due 06/04/08	130,000	126,555
DaimlerChrysler NA Holding Corp. 4.88% due 06/15/10	13,000	12,693
DaimlerChrysler NA Holding Corp. 8.50% due 01/18/31	350,000	423,506
Dana Corp. 5.85% due 01/15/15	15,000	10,650
Dura Operating Corp., Series B 8.63% due 04/15/12	13,000	10,725
Ford Motor Co. 7.45% due 07/16/31	140,000	95,200

Housing & Household Durables — 0.2%
Centex Corp. 7.50% due 01/15/12	20,000	21,750
Centex Corp. 7.88% due 02/01/11	270,000	296,418
Lennar Corp. 7.63% due 03/01/09	170,000	180,281
Pulte Homes, Inc. 8.13% due 03/01/11	145,000	159,697

Retail — 0.2%
May Department Stores Co. 8.00% due 07/15/12	315,000	356,942
Staples, Inc. 7.38% due 10/01/12	125,000	139,336
		2,249,253

CONSUMER STAPLES — 0.2%

Food, Beverage & Tobacco — 0.2%
Alliance One International, Inc. 12.75% due 11/15/12	40,000	32,600
Altria Group, Inc. 7.00% due 11/04/13	290,000	317,330
Coca-Cola Enterprises, Inc. 8.50% due 02/01/22	26,000	34,184
ConAgra Foods, Inc. 6.00% due 09/15/06	27,000	27,187
ConAgra Foods, Inc. 6.75% due 09/15/11	190,000	202,383
Fosters Finance Corp. 6.88% due 06/15/11*	15,000	16,159
Philip Morris Cos., Inc. 6.38% due 02/01/06	100,000	100,097
		729,940

EDUCATION — 0.1%

Education — 0.1%
Massachusetts Institute of Technology 7.25% due 11/02/96	130,000	168,035

ENERGY — 1.3%

Energy Services — 0.3%
Consolidated Natural Gas Co., Series B 5.38% due 11/01/06	17,000	17,048
Enterprise Products Operating LP 6.88% due 03/01/33	20,000	21,187
Hanover Compressor Co. 9.00% due 06/01/14	15,000	16,350
Hilcorp Energy I LP 10.50% due 09/01/10*	15,000	16,612
Keyspan Corp. 4.90% due 05/16/08	70,000	69,972
Motiva Enterprises, LLC 5.20% due 09/15/12*	205,000	206,649
PacifiCorp, Series MBIA 6.38% due 05/15/08	150,000	155,069
Petroleum Export Peloil 5.27% due 06/15/11*	225,000	227,378
Premcor Refining Group, Inc. 6.13% due 05/01/11	150,000	155,029
Seitel, Inc. 11.75% due 07/15/11	10,000	11,125

Energy Sources — 1.0%
Alliant Energy Resources, Inc. 9.75% due 01/15/13	310,000	385,496
Amerada Hess Corp. 7.88% due 10/01/29	490,000	593,333
ConocoPhillips 7.00% due 03/30/29	51,000	61,264
Devon Financing Corp., ULC 7.88% due 09/30/31	250,000	317,675
El Paso Production Holding Co. 7.75% due 06/01/13	70,000	72,625
Encore Acquisition Co. 6.00% due 07/15/15	6,000	5,520
Encore Acquisition Co. 6.25% due 04/15/14	4,000	3,800
NRG Energy, Inc. 8.00% due 12/15/13	8,000	8,920
Pemex Project Funding Master Trust 6.13% due 08/15/08	190,000	193,800
Pemex Project Funding Master Trust 6.63% due 06/15/35	1,175,000	1,177,938
Petro-Canada 7.00% due 11/15/28	32,000	36,401
Sempra Energy 4.62% due 05/17/07	28,000	27,802
		3,780,993

FINANCE — 6.1%

Banks — 1.0%
Bank of America Corp. 7.40% due 01/15/11	430,000	473,655
BankBoston Capital Trust IV 5.06% due 03/08/06(12)	31,000	29,911
BB&T Corp. 4.75% due 10/01/12	295,000	289,802
Charter One Bank 6.38% due 05/15/12	77,000	82,774
Colonial Bank NA 6.38% due 12/01/15	15,000	15,424
First Maryland Capital II 5.10% due 02/01/06(12)	28,000	27,405
HSBC Bank USA, Series BKNT 5.63% due 08/15/35	15,000	14,671
Huntington National Bank 4.65% due 06/30/09	260,000	258,265
J.P. Morgan Chase Bank NA 6.13% due 11/01/08	25,000	25,706
Key Bank NA 7.00% due 02/01/11	13,000	14,127
MBNA America Bank NA 5.38% due 01/15/08	420,000	423,645
MBNA America Bank NA 7.13% due 11/15/12	15,000	16,769
Mizuho Financial Group Cayman, Ltd. 5.79% due 04/15/14*	470,000	485,545
National City Bank 3.38% due 10/15/07	37,000	36,031
NationsBank Corp. 7.80% due 09/15/16	12,000	14,395

NCNB Corp. 9.38% due 09/15/09	48,000	54,968
PNC Bank NA 4.88% due 09/21/17	30,000	28,744
Popular North America, Inc. 4.25% due 04/01/08	43,000	42,175
State Street Bank & Trust Co. 5.30% due 01/15/16	9,000	9,102
U.S. Bancorp 7.50% due 06/01/26	195,000	239,818
UOB Cayman, Ltd. 5.80% due 03/15/16* (11)	30,000	30,342
US Bank NA 3.90% due 08/15/08	4,000	3,911
Wachovia Bank NA, Series BKNT 4.80% due 11/01/14	15,000	14,558
Washington Mutual Bank FA 5.50% due 01/15/13	33,000	33,515
Wells Fargo & Co. 4.59% due 03/15/06(12)	14,000	14,017
Wells Fargo & Co. 6.38% due 08/01/11	230,000	246,525
World Savings Bank FSB 4.13% due 12/15/09	67,000	65,223

Financial Services — 3.4%
Ameriprise Financial, Inc. 5.35% due 11/15/10	241,000	242,651
Ameriprise Financial, Inc. 5.65% due 11/15/15	280,000	284,534
Bae Systems Holdings, Inc. 4.75% due 08/15/10*	59,000	57,944
Bae Systems Holdings, Inc. 5.20% due 08/15/15*	36,000	35,278
Bae Systems Holdings, Inc. 6.40% due 12/15/11*	59,000	62,546
Bear Stearns Co., Inc. 5.30% due 10/30/15	15,000	14,967
BHP Billiton Finance USA, Ltd. 5.00% due 12/15/10	30,000	30,004
Citigroup, Inc. 5.00% due 09/15/14	902,000	887,888
Consolidated Communications Illinois/Texas Holdings, Inc. 9.75% due 04/01/12	52,000	55,380
Countrywide Home Loans, Inc., Series MTNJ 5.50% due 08/01/06	54,000	54,220
Countrywide Home Loans, Inc., Series MTNK 5.50% due 02/01/07	30,000	30,146
Credit Suisse First Boston USA 5.13% due 08/15/15	985,000	975,478
ERAC USA Finance Co. 5.60% due 05/01/15*	180,000	179,253
ERAC USA Finance Co. 8.00% due 01/15/11*	140,000	156,413
Farmers Exchange Capital 7.05% due 07/15/28*	470,000	497,122
Ford Motor Credit Co. 5.70% due 01/15/10	139,000	118,159
Ford Motor Credit Co. 5.80% due 01/12/09	27,000	23,553
Ford Motor Credit Co. 6.38% due 11/05/08	33,000	29,590
Ford Motor Credit Co. 7.38% due 10/28/09	130,000	115,295
Ford Motor Credit Co. 8.63% due 11/01/10	15,000	13,680
General Electric Capital Corp., Series MTN 2.80% due 01/15/07	35,000	34,285
General Electric Capital Corp., Series MTNA 5.38% due 03/15/07	36,000	36,226
General Electric Capital Corp., Series MTNA 6.00% due 06/15/12	460,000	484,468
General Electric Capital Corp., Series MTNA 6.75% due 03/15/32	49,000	57,519
General Motors Acceptance Corp. 6.88% due 08/28/12	280,000	252,374
General Motors Acceptance Corp. 8.00% due 11/01/31	125,000	119,735
Goldman Sachs Group, Inc. 6.60% due 01/15/12	250,000	268,547
Household Finance Corp. 6.38% due 10/15/11	675,000	713,527
Household Finance Corp. 7.00% due 05/15/12	30,000	32,816
HSBC Finance Corp. 6.75% due 05/15/11	370,000	397,073
ING USA Global Funding Trust 4.50% due 10/01/10	30,000	29,409
J.P. Morgan Chase & Co. 5.13% due 09/15/14	1,125,000	1,113,650
J.P. Morgan Chase & Co. 5.15% due 10/01/15	7,000	6,901
J.P. Morgan Chase & Co. 6.75% due 02/01/11	170,000	182,083
Lehman Brothers Holdings, Inc. 4.50% due 07/26/10	30,000	29,371
MBNA Corp. 4.63% due 09/15/08	47,000	46,659
Morgan Stanley 4.75% due 04/01/14	870,000	834,388
Morgan Stanley 5.38% due 10/15/15	30,000	30,029
Morgan Stanley 6.75% due 04/15/11	210,000	226,071
Morgan Stanley Capital I, Series D 5.21% due 11/14/42	35,000	34,743
Morgan Stanley Capital I, Series G 5.21% due 11/14/42(4)	50,000	49,112
Overseas Private Investment Corp., Series 96-A 6.99% due 01/15/09	126,665	130,627
PNC Funding Corp. 5.13% due 12/14/10	30,000	30,096
PNC Funding Corp. 5.75% due 08/01/06	32,000	32,155
Pricoa Global Funding I 4.63% due 06/25/12*	15,000	14,611
PX Escrow Corp. 9.63% due 02/01/06(9)	25,000	23,750
Residential Capital Corp. 6.38% due 06/30/10	59,000	59,951
Residential Capital Corp. 6.88% due 06/30/15	34,000	36,128
Salomon Smith Barney Holdings, Inc. 5.88% due 03/15/06	37,000	37,091
SB Treasury Co., LLC 9.40% due 06/30/08*(11)	350,000	383,293
Sovereign Bancorp, Inc. 4.80% due 09/01/10*	46,000	45,083
Transamerica Finance Corp. 6.40% due 09/15/08	14,000	14,508
Xlliac Global Funding 4.80% due 08/10/10*	25,000	24,685

Insurance — 1.7%
AAG Holding Co., Inc. 6.88% due 06/01/08	130,000	131,955
ACE Capital Trust II 9.70% due 04/01/30	290,000	403,516
ACE INA Holdings, Inc. 5.88% due 06/15/14	50,000	51,722
ACE INA Holdings, Inc. 8.30% due 08/15/06	100,000	102,029
Allstate Corp. 5.55% due 05/09/35	15,000	14,699
Allstate Corp. 7.20% due 12/01/09	33,000	35,534
Allstate Financing II 7.83% due 12/01/45	44,000	46,429
Ambac Financial Group, Inc. 5.95% due 12/05/35	30,000	30,720
American Financial Group, Inc. 7.13% due 04/15/09	185,000	196,249
Americo Life, Inc. 7.88% due 05/01/13*	19,000	19,659
Assurant, Inc. 6.75% due 02/15/34	15,000	16,302
Chubb Corp. 6.00% due 11/15/11	21,000	21,877
Equitable Cos., Inc. 7.00% due 04/01/28	110,000	128,618
Everest Reinsurance Group, Ltd. 5.40% due 10/15/14	75,000	73,966
Everest Reinsurance Holdings, Inc. 8.75% due 03/15/10	255,000	288,706
Florida Windstorm Underwriting Assoc. 7.13% due 02/25/19*	270,000	312,629
ING Groep NV 5.78% due 12/08/15	18,000	18,243
Jackson National Life Insurance Co. 8.15% due 03/15/27*	40,000	50,538
Liberty Mutual Group, Inc. 5.75% due 03/15/14*	150,000	148,061
Liberty Mutual Insurance Co. 7.70% due 10/15/97*	220,000	231,910
MetLife, Inc. 5.70% due 06/15/35	530,000	531,963
Metropolitan Life Global Funding 4.63% due 08/19/10*	15,000	14,755
Metropolitan Life Global Funding I 4.25% due 07/30/09*	33,000	32,366
MIC Financing Trust I Pass Through 8.38% due 02/01/27*	12,000	12,295
Ohio Casualty Corp. 7.30% due 06/15/14	28,000	30,095
Protective Life Secured Trust, Series MTN 4.00% due 04/01/11	270,000	258,962
ReliaStar Financial Corp. 8.00% due 10/30/06	170,000	173,752
Selective Insurance Group, Inc. 6.70% due 11/01/35*	15,000	15,292
St Paul Travelers Cos., Inc. 5.50% due 12/01/15	30,000	30,216
St Paul Travelers Cos., Inc. 5.75% due 03/15/07	200,000	201,053
Torchmark Corp. 6.25% due 12/15/06	130,000	130,987
Travelers Property Casualty Corp. 3.75% due 03/15/08	80,000	78,025
Travelers Property Casualty Corp. 6.38% due 03/15/33	240,000	255,569
Unitrin, Inc. 4.88% due 11/01/10	195,000	191,333
W.R. Berkley Capital Trust 8.20% due 12/15/45	270,000	276,724
W.R. Berkley Corp. 5.60% due 05/15/15	210,000	209,379
Willis Group North America, Inc. 5.63% due 07/15/15	100,000	99,961
XL Capital, Ltd. 5.25% due 09/15/14	125,000	122,010
		17,654,187

HEALTHCARE — 0.4%

Drugs — 0.2%
Genentech, Inc. 5.25% due 07/15/35	70,000	67,458
Merck & Co., Inc. 2.50% due 03/30/07	22,000	21,325
Pfizer, Inc. 2.50% due 03/15/07	37,000	35,989
Wyeth 6.00% due 02/15/36	15,000	15,447
Wyeth 6.95% due 03/15/11	357,000	385,118

Health Services — 0.2%
HCA, Inc. 6.95% due 05/01/12	30,000	31,117
Humana, Inc. 7.25% due 08/01/06	310,000	312,960
Laboratory Corp. of America Holdings 5.63% due 12/15/15	305,000	309,044
Psychiatric Solutions, Inc. 7.75% due 07/15/15	20,000	20,650
Universal Hospital Services, Inc. 10.13% due 11/01/11	15,000	15,525

Medical Products — 0.0%
Boston Scientific Corp. 6.25% due 11/15/35	15,000	15,775
CDRV Investors, Inc. 9.63% due 01/01/15(9)	15,000	9,188
		1,239,596

INDUSTRIAL & COMMERCIAL — 0.4%

Aerospace & Military Technology — 0.0%
Goodrich Corp. 7.50% due 04/15/08	130,000	136,489
Raytheon Co. 6.75% due 08/15/07	42,000	43,028

Business Services — 0.2%
Affinity Group, Inc. 9.00% due 02/15/12	10,000	9,988
Hutchison Whampoa International, Ltd. 5.45% due 11/24/10*	400,000	403,208
Monitronics International, Inc. 11.75% due 09/01/10	15,000	14,812
PHH Corp. 6.00% due 03/01/08	36,000	36,528
Rent-Way, Inc. 11.88% due 06/15/10	20,000	21,275
Service Corp. International 6.75% due 04/01/16	15,000	14,625

Transportation — 0.2%
BNSF Funding Trust I 6.61% due 01/15/26	250,000	260,252
Burlington Northern Santa Fe Corp. 7.29% due 06/01/36	16,000	19,645
Burlington Northern Santa Fe Corp. 8.13% due 04/15/20	11,000	13,829
Canadian National Railway Co. 6.38% due 10/15/11	30,000	31,957
FedEx Corp., Series 981A Pass Through 6.72% due 01/15/22	123,630	135,030
Navistar International Corp. 6.25% due 03/01/12	10,000	8,950
Norfolk Southern Corp. 5.59% due 05/17/25	27,000	26,974
Ryder Systems, Inc., Series MTN 5.00% due 06/15/12	29,000	27,606
		1,204,196

INFORMATION & ENTERTAINMENT — 2.2%

Broadcasting & Media — 1.5%
AOL Time Warner, Inc. 7.63% due 04/15/31	330,000	367,504
Chancellor Media Corp. 8.00% due 11/01/08	257,000	273,230
Charter Communications Holdings, LLC 11.13% due 01/15/11	25,000	13,750
Clear Channel Communications, Inc. 5.00% due 03/15/12	90,000	85,411
Clear Channel Communications, Inc. 6.88% due 06/15/18	30,000	30,220
Clear Channel Communications, Inc. 7.65% due 09/15/10	270,000	289,015
Comcast Cable Communications, Inc. 8.50% due 05/01/27	35,000	42,936
Comcast Corp. 5.65% due 06/15/35	200,000	184,028
Comcast Corp. 6.50% due 11/15/35	215,000	219,097
Cox Communications, Inc. 5.45% due 12/15/14	380,000	370,805
Cox Communications, Inc. 7.63% due 06/15/25	16,000	17,951
Cox Communications, Inc. 7.75% due 11/01/10	271,000	293,512
Liberty Media Corp. 7.75% due 07/15/09	230,000	241,454
News America Holdings, Inc. 7.60% due 10/11/15	120,000	136,976
News America, Inc. 5.30% due 12/15/14	280,000	277,902
News America, Inc. 6.20% due 12/15/34	200,000	198,660
News America, Inc. 6.40% due 12/15/35	15,000	15,119
News America, Inc. 7.30% due 04/30/28	15,000	16,458
Nexstar Finance, Inc. 7.00% due 01/15/14	10,000	9,162
Paxson Communications Corp. 10.78% due 04/15/06	50,000	48,062
Paxson Communications Corp. 12.25% due 01/15/09(9)	45,000	47,644
Time Warner Entertainment Co., LP 8.38% due 03/15/23	302,000	349,206
Time Warner, Inc. 6.63% due 05/15/29	15,000	14,979
Turner Broadcasting, Inc. 8.38% due 07/01/13	120,000	138,193
USA Interactive 7.00% due 01/15/13	265,000	272,653
Viacom, Inc. 6.63% due 05/15/11	29,000	30,204
Viacom, Inc. 7.88% due 07/30/30	340,000	388,241
Young Broadcasting, Inc. 10.00% due 03/01/11	25,000	23,406

Entertainment Products — 0.2%
Walt Disney Co. 5.38% due 06/01/07	380,000	382,399

Leisure & Tourism — 0.5%
American Airlines, Inc., Series 01-1 Pass Through 6.82% due 05/23/11	40,000	38,210
American Airlines, Inc., Series 2003-1 Pass Through 3.86% due 07/09/10	52,877	50,966
Atlas Air, Inc., Series 1999-1 B Pass Through 7.63% due 01/02/15	70,730	58,294
Atlas Air, Inc., Series 2000-1 A Pass Through 8.71% due 01/02/19	18,837	19,205
Brunswick Corp. 5.00% due 06/01/11	24,000	23,603
Continental Airlines, Inc., Series 98-3 Pass Through 6.32% due 11/01/08	300,000	298,207

Continental Airlines, Inc., Series 981A Pass Through 6.65% due 03/15/19	61,593	60,189
Continental Airlines, Inc., Series 99-2 Pass Through 7.73% due 03/15/11	2,269	1,892
Delta Air Lines, Inc. 8.30% due 12/15/29(3)(15)	15,000	3,375
Delta Air Lines, Inc. 10.00% due 08/15/08(3)(15)	15,000	3,300
GTECH Holdings Corp. 4.50% due 12/01/09	245,000	225,823
GTECH Holdings Corp. 4.75% due 10/15/10	55,000	50,125
Harrah’s Operating Co., Inc. 5.50% due 07/01/10	140,000	139,944
Harrah’s Operating Co., Inc. 5.63% due 06/01/15	65,000	63,857
Harrah’s Operating Co., Inc. 8.00% due 02/01/11	305,000	337,070
Hilton Hotels Corp. 7.20% due 12/15/09	14,000	14,700
MGM Mirage, Inc. 5.88% due 02/27/14	25,000	23,875
Mohegan Tribal Gaming Authority 6.13% due 02/15/13	10,000	9,825
		6,200,637

INFORMATION TECHNOLOGY — 1.1%

Computer Services — 0.1%
Activant Solutions, Inc. 10.07% due 01/03/06*(12)	5,000	5,156
Electronic Data Systems Corp. 7.45% due 10/15/29	205,000	218,052
Unisys Corp. 8.00% due 10/15/12	10,000	9,250

Consumer Staples — 0.0%
Computer Sciences Corp. 3.50% due 04/15/08	15,000	14,388

Electronics — 0.0%
Avnet, Inc. 6.00% due 09/01/15	15,000	14,592

Telecommunications — 1.0%
America Movil SA de CV 6.38% due 03/01/35	16,000	15,781
American Cellular Corp., Series B 10.00% due 08/01/11	30,000	32,550
AT&T Broadband Corp. 8.38% due 03/15/13	380,000	439,841
AT&T Corp. 9.05% due 11/15/11	76,000	84,119
AT&T Wireless Services, Inc. 7.88% due 03/01/11	742,000	832,566
Dobson Communications Corp. 8.40% due 01/15/06*	15,000	14,925
ICO North America, Inc. 7.50% due 08/15/09*(4)(5)	5,000	6,950
LCI International, Inc. 7.25% due 06/15/07	80,000	80,400
New England Telephone & Telegraph Co. 7.88% due 11/15/29	15,000	16,705
SBC Communications, Inc. 5.30% due 11/15/10	510,000	511,545
Sprint Capital Corp. 6.13% due 11/15/08	105,000	107,973
Sprint Capital Corp. 6.88% due 11/15/28	162,000	177,016
Sprint Capital Corp. 7.63% due 01/30/11	230,000	253,628
Sprint Capital Corp. 8.38% due 03/15/12	230,000	266,561
Verizon New York, Inc. 6.88% due 04/01/12	12,000	12,509
		3,114,507

MATERIALS — 0.4%

Chemicals — 0.2%
BCI US Finance Corp. 9.65% due 01/15/06*(12)	25,000	25,312
Cytec Industries, Inc. 6.00% due 10/01/15	30,000	28,574
du Pont (E.I.) de Nemours & Co. 4.13% due 04/30/10	4,000	3,862
ICI North America, Inc. 8.88% due 11/15/06	30,000	30,904
Lubrizol Corp. 4.63% due 10/01/09	15,000	14,702
Lubrizol Corp. 5.50% due 10/01/14	100,000	100,266
Lubrizol Corp. 6.50% due 10/01/34	380,000	396,733

Forest Products — 0.1%
Consumers International, Inc. 10.25% due 04/01/05†(3)(4)(5)	25,000	0
Neenah Paper, Inc. 7.38% due 11/15/14	10,000	9,025
Pliant Corp. 11.13% due 09/01/09†(3)	19,000	16,910
Temple-Inland, Inc. 6.63% due 01/15/18	300,000	309,077

Metals & Minerals — 0.0%
Barrick Gold Finance Co. 5.80% due 11/15/34	15,000	14,592
Crown Cork & Seal Co., Inc. 8.00% due 04/15/23	10,000	9,600
Newmont Mining Corp. 8.63% due 05/15/11	15,000	17,294

Phelps Dodge Corp. 6.13% due 03/15/34	32,000	31,469

Plastic — 0.1%
Sealed Air Corp. 5.38% due 04/15/08*	195,000	195,732
Sealed Air Corp. 5.63% due 07/15/13*	30,000	29,780
		1,233,832

MUNICIPAL BONDS — 0.1%

Municipal Bonds — 0.1%
Phoenix, Arizona Civic Improvement Corp. Excise Tax Revenue 6.30% due 07/01/08	100,000	103,505
Southern California Public Power Authority Project, Series B 6.93% due 05/15/17	100,000	117,136
		220,641

REAL ESTATE — 1.5%

Real Estate Companies — 0.5%
AMB Property LP, Series MTN 5.45% due 12/01/10	320,000	322,072
EOP Operating LP 6.75% due 02/15/12	190,000	201,635
ERP Operating LP 5.13% due 03/15/16	100,000	96,316
ERP Operating LP 6.63% due 03/15/12	260,000	279,221
Liberty Property LP 7.25% due 03/15/11	145,000	157,562
Liberty Property LP 8.50% due 08/01/10	135,000	152,422
Regency Centers LP 4.95% due 04/15/14	110,000	106,283
Susa Partnership LP 6.95% due 07/01/06	70,000	70,663

Real Estate Investment Trusts — 1.0%
Avalon Bay Communities, Inc., Series MTN 7.50% due 12/15/10	310,000	342,160
Commercial Net Lease Realty 6.15% due 12/15/15	15,000	15,224
Developers Diversified Realty Corp. 5.00% due 05/03/10	415,000	408,887
Duke Realty LP 6.75% due 05/30/08	300,000	310,072
Federal Realty Investment Trust 5.65% due 06/01/16	80,000	80,453
Health Care Property Investors, Inc. 6.00% due 03/01/15	180,000	182,620
Health Care Property Investors, Inc. 6.45% due 06/25/12	90,000	94,332
Healthcare Realty Trust, Inc. 8.13% due 05/01/11	195,000	215,983
Kimco Realty Corp. 5.58% due 11/23/15	290,000	291,988
Regency Centers LP 5.25% due 08/01/15	130,000	127,623
Regency Centers LP 7.75% due 04/01/09	80,000	86,862
Simon Property Group LP 4.60% due 06/15/10	150,000	146,228
Simon Property Group LP 5.10% due 06/15/15	145,000	140,237
Simon Property Group LP 5.38% due 06/01/11	240,000	240,574
Spieker Properties LP 7.65% due 12/15/10	210,000	236,791
		4,306,208

U.S. GOVERNMENT AGENCIES — 2.9%

U.S. Government Agencies — 2.9%
Federal Home Loan Bank 4.50% due 09/08/08	60,000	59,664
Federal Home Loan Mtg. Corp. 3.63% due 02/15/07	115,000	113,574
Federal Home Loan Mtg. Corp. 4.13% due 07/12/10	54,000	52,658
Federal Home Loan Mtg. Corp. 4.45% due 03/06/08	105,000	104,237
Federal Home Loan Mtg. Corp. 4.50% due 04/01/19	171,447	167,089
Federal Home Loan Mtg. Corp. 5.00% due 05/01/34	387,794	376,196
Federal Home Loan Mtg. Corp. 5.00% due 06/01/34	35,503	34,441
Federal Home Loan Mtg. Corp. 5.00% due 08/01/35	148,181	143,457
Federal Home Loan Mtg. Corp. 5.00% due 11/01/35	299,644	290,093
Federal Home Loan Mtg. Corp. 5.50% due 07/01/34	110,420	109,515
Federal Home Loan Mtg. Corp. 5.50% due 07/01/35	389,831	386,339
Federal Home Loan Mtg. Corp. 5.70% due 12/31/06(17)	403	19,405
Federal Home Loan Mtg. Corp. 6.00% due 12/01/33	144,043	145,731
Federal Home Loan Mtg. Corp. 6.50% due 05/01/16	18,036	18,526
Federal Home Loan Mtg. Corp. 6.50% due 05/01/29	16,847	17,330
Federal Home Loan Mtg. Corp. 6.88% due 09/15/10	37,000	40,276
Federal Home Loan Mtg. Corp. 7.00% due 04/01/32	35,975	37,467
Federal Home Loan Mtg. Corp. 7.50% due 08/01/23	1,154	1,215
Federal Home Loan Mtg. Corp. 7.50% due 08/01/25	2,995	3,152
Federal Home Loan Mtg. Corp. 8.50% due 12/01/19	428	459
Federal Home Loan Mtg. Corp., Series 1226 Z 7.75% due 03/15/22(7)	5,466	5,468
Federal Home Loan Mtg. Corp., Series 1577 PK 6.50% due 09/15/23(7)	40,000	41,970
Federal National Mtg. Assoc. 3.88% due 02/01/08	105,000	103,223
Federal National Mtg. Assoc. 4.50% due 02/01/20	183,707	178,677
Federal National Mtg. Assoc. 4.56% due 01/01/15	733,536	712,803

Federal National Mtg. Assoc. 4.75% due 12/15/10	21,000	21,000
Federal National Mtg. Assoc. 4.85% due 12/31/05	649,256	641,704
Federal National Mtg. Assoc. 5.00% due 03/01/18	175,095	173,474
Federal National Mtg. Assoc. 5.00% due 06/01/19	81,671	80,840
Federal National Mtg. Assoc. 5.00% due 03/01/20	89,212	88,304
Federal National Mtg. Assoc. 5.00% due 03/01/34	325,428	315,956
Federal National Mtg. Assoc. 5.25% due 08/01/12	35,000	35,336
Federal National Mtg. Assoc. 5.50% due 03/01/18	86,473	87,047
Federal National Mtg. Assoc. 5.50% due 07/01/19	106,333	107,030
Federal National Mtg. Assoc. 5.50% due 06/01/20	37,967	38,209
Federal National Mtg. Assoc. 5.50% due 12/01/33	250,414	248,577
Federal National Mtg. Assoc. 5.50% due 06/01/34	73,723	73,072
Federal National Mtg. Assoc. 5.93% due 10/01/11	581,697	604,044
Federal National Mtg. Assoc. 6.00% due 06/01/17	53,921	55,119
Federal National Mtg. Assoc. 6.00% due12/01/33	137,141	138,572
Federal National Mtg. Assoc. 6.00% due 05/01/34	104,041	105,024
Federal National Mtg. Assoc. 6.00% due 08/01/34	114,360	115,454
Federal National Mtg. Assoc. 6.00% due 10/01/34	87,493	88,320
Federal National Mtg. Assoc. 6.00% due 06/01/35	125,526	126,716
Federal National Mtg. Assoc. 6.06% due 09/01/11	219,715	229,061
Federal National Mtg. Assoc. 6.27% due 11/01/07	49,462	50,117
Federal National Mtg. Assoc. 6.34% due 01/01/08	16,928	17,197
Federal National Mtg. Assoc. 6.36% due 07/01/08	96,335	98,322
Federal National Mtg. Assoc. 6.43% due 01/01/08	17,952	18,265
Federal National Mtg. Assoc. 6.50% due 08/01/16	423,547	435,717
Federal National Mtg. Assoc. 6.50% due 09/01/32	136,908	140,705
Federal National Mtg. Assoc. 6.50% due 04/01/34	79,344	81,400
Federal National Mtg. Assoc. 6.59% due 08/01/11	286,869	304,702
Federal National Mtg. Assoc. 6.80% due 01/01/07	111,468	112,212
Federal National Mtg. Assoc., Series 1991-117 G 8.00% due 09/25/06(7)	766	769
Federal National Mtg. Assoc., Series O 7.00% due 12/31/17 (12)(17)	432	23,479
Government National Mtg. Assoc. 6.00% due 11/15/28	228,822	234,677
Government National Mtg. Assoc. 7.00% due 09/15/28	40,752	42,828
Government National Mtg. Assoc. 7.00% due 08/15/31	29,418	30,886
Government National Mtg. Assoc. 7.50% due 01/15/32	27,477	28,901
Government National Mtg. Assoc. 8.00% due 02/15/31	3,397	3,636
Government National Mtg. Assoc. 8.50% due 11/15/17	4,649	5,012
Government National Mtg. Assoc. 9.00% due 11/15/21	1,258	1,374
Government National Mtg. Assoc., Series 2005-74 HB 7.50% due 09/16/35(7)	6,589	6,906
Government National Mtg. Assoc., Series 2005-74 HC 7.50% due 09/16/35(7)	41,862	44,190
Tennessee Valley Authority 4.65% due 06/15/35	34,000	32,145
		8,249,264

U.S. GOVERNMENT OBLIGATIONS — 10.3%

U.S. Treasuries — 10.3%
United States Treasury Bonds 5.38% due 02/15/31	309,000	347,094
United States Treasury Bonds 5.50% due 08/15/28	1,200,000	1,349,297
United States Treasury Bonds 6.25% due 08/15/23(2)	1,074,000	1,282,507
United States Treasury Bonds 6.38% due 08/15/27	1,100,000	1,362,668
United States Treasury Bonds 6.63% due 02/15/27	400,000	507,469
United States Treasury Bonds 6.88% due 08/15/25	465,000	598,832
United States Treasury Bonds 7.13% due 02/15/23	1,000,000	1,293,594
United States Treasury Bonds 7.50% due 11/15/24	250,000	339,912
United States Treasury Bonds 11.25% due 02/15/15	1,350,000	2,032,594
United States Treasury Notes 2.25% due 02/15/07	2,000	1,952
United States Treasury Notes 2.50% due 10/31/06	9,000	8,861
United States Treasury Notes 2.63% due 05/15/08	1,215,000	1,167,159
United States Treasury Notes 2.63% due 03/15/09	2,800,000	2,654,204
United States Treasury Notes 2.75% due 06/30/06	708,000	701,348
United States Treasury Notes 3.13% due 09/15/08	2,700,000	2,613,832
United States Treasury Notes 3.25% due 08/15/07	1,000,000	981,914
United States Treasury Notes 3.25% due 08/15/08	4,400,000	4,278,142
United States Treasury Notes 3.38% due 02/15/08	1,500,000	1,469,121
United States Treasury Notes 3.63% due 04/30/07	500,000	494,766
United States Treasury Notes 3.63% due 01/15/10	28,000	27,232
United States Treasury Notes 3.88% due 05/15/10	121,000	118,636
United States Treasury Notes 4.00% due 02/15/14	2,500,000	2,432,228
United States Treasury Notes 4.25% due 10/15/10	30,000	29,843
United States Treasury Notes 4.25% due 08/15/14	63,000	62,311
United States Treasury Notes 4.25% due 08/15/15	43,000	42,444
United States Treasury Notes 4.50% due 11/15/10	15,000	15,081
United States Treasury Notes 4.50% due 11/15/15	14,000	14,115
United States Treasury Notes 4.63% due 05/15/06	45,000	45,046
United States Treasury Notes 4.88% due 02/15/12	10,000	10,267
United States Treasury Notes 5.00% due 08/15/11	8,000	8,257
United States Treasury Notes 5.63% due 05/15/08	2,550,000	2,619,528
United States Treasury Notes 6.50% due 10/15/06(2)	200,000	203,039
United States Treasury Notes 6.88% due 05/15/06	350,000	353,158
		29,466,451

UTILITIES — 1.1%

Electric Utilities — 0.9%
AEP Texas North Co., Series B 5.50% due 03/01/13	110,000	111,314
AES Corp. 7.75% due 03/01/14	40,000	41,950
American Electric Power Co., Inc., Series A 6.13% due 05/15/06	52,000	52,235
Arizona Public Service Co. 5.80% due 06/30/14	260,000	267,966
Calpine Corp. 4.75% due 11/15/23	115,000	29,900

Calpine Corp. 8.75% due 07/15/13*	95,000	77,900
Centerpoint Energy Houston Electric, LLC, Series L2 5.60% due 07/01/23	20,000	19,850
Centerpoint Energy, Inc., Series B 5.88% due 06/01/08	310,000	314,189
Cleco Power, LLC 6.50% due 12/01/35	30,000	30,199
Consolidated Edison, Inc. 3.63% due 08/01/08	30,000	29,073
CP&L, Inc. 5.25% due 12/15/15	30,000	29,962
Entergy Louisiana, Inc. 5.83% due 11/01/10	45,000	45,138
Exelon Generation Co., LLC 5.35% due 01/15/14	200,000	199,403
Indiantown Cogeneration LP, Series A-9 9.26% due 12/15/10	11,150	12,002
Mirant Corp. 7.90% due 07/15/09†*(3)	25,000	31,500
NSTAR 8.00% due 02/15/10	130,000	144,031
Pepco Holdings, Inc. 5.50% due 08/15/07	260,000	261,574
PSE&G Power, LLC 3.75% due 04/01/09	110,000	105,273
PSE&G Power, LLC 5.50% due 12/01/15	15,000	14,891
PSE&G Power, LLC 6.88% due 04/15/06	140,000	140,725
PSE&G Power, LLC 7.75% due 04/15/11	15,000	16,607
PSI Energy, Inc. 6.12% due 10/15/35	15,000	15,339
PSI Energy, Inc. 7.85% due 10/15/07	44,000	46,019
Puget Sound Energy, Inc. 5.20% due 10/01/15	43,000	42,515
Reliant Energy Resources Corp. 7.75% due 02/15/11	30,000	33,170
Reliant Energy, Inc. 9.50% due 07/15/13	25,000	25,063
Southern California Edison Co. 6.38% due 01/15/06	230,000	230,079
Texas-New Mexico Power Co. 6.25% due 01/15/09	100,000	102,634
TXU Corp. 4.80% due 11/15/09	200,000	192,375
Virginia Electric and Power Co., Series A 5.75% due 03/31/06	24,000	24,054

Gas & Pipeline Utilities — 0.1%
Energen Corp., Series MTN 7.63% due 12/15/10	200,000	216,787
Kinder Morgan Finance Co., ULC 6.40% due 01/05/36	15,000	15,373
NGC Corp. Capital Trust, Series B 8.32% due 06/01/27	25,000	22,125
Southern California Gas Co. 5.75% due 11/15/35	30,000	30,665

Telephone — 0.1%
Alltel Corp. 4.66% due 05/17/07	28,000	27,873
GTE Northwest, Inc. 5.55% due 10/15/08	15,000	14,920
New York Telephone Co. 7.00% due 06/15/13	22,000	23,175
Verizon New York, Inc., Series B 7.38% due 04/01/32	57,000	59,924
		3,097,772

TOTAL BONDS & NOTES (cost $82,435,470)		82,915,512

Foreign Bonds & Notes — 3.9%

CONSUMER DISCRETIONARY — 0.0%

Apparel & Textiles — 0.0%
Bombardier Recreational Products 8.38% due 12/15/13	15,000	15,019

Retail — 0.0%
Jean Coutu Group, Inc. 8.50% due 08/01/14	20,000	18,300
		33,319

CONSUMER STAPLES — 0.2%

Food, Beverage & Tobacco — 0.2%
Companhia Brasileira de Bebidas 8.75% due 09/15/13	110,000	128,563
Companhia Brasileira de Bebidas 10.50% due 12/15/11	210,000	258,300
Diageo Capital PLC 4.38% due 05/03/10	28,000	27,310
		414,173

ENERGY — 0.1%

Energy Sources — 0.1%
Husky Oil, Ltd. 7.55% due 11/15/16	140,000	162,399
Nexen, Inc. 5.88% due 03/10/35	32,000	31,466
PTT Public Co., Ltd. 5.88% due 08/03/35*	20,000	19,264
		213,129

FINANCE — 1.3%

Banks — 0.6%
HBOS Capital Funding LP 6.85% due 03/23/09		38,000	38,619
HBOS PLC 3.50% due 11/30/07*		47,000	45,867
National Australia Bank, Ltd., Series A 8.60% due 05/19/10		300,000	341,476
NIB Capital Bank NV 5.82% due 12/01/13*(11)		30,000	29,669
Oversea-Chinese Banking Corp., Ltd. 7.75% due 09/06/11*		330,000	370,879
Resona Bank Ltd. 5.85% due 04/15/14*(11)		380,000	378,394
Royal Bank of Scotland Group PLC 6.40% due 04/01/09		120,000	125,917
Scotland International Finance BV 7.70% due 08/15/10*		300,000	334,115

Financial Services — 0.4%
Aiful Corp. 4.45% due 02/16/10*		400,000	387,745
Aiful Corp. 5.00% due 08/10/10*		100,000	98,717
Elan Finance PLC 7.75% due 11/15/11		35,000	32,725
Fosters Financial Corp. 5.88% due 06/15/35*		15,000	14,608
Nell AF SARL 8.38% due 08/15/15*		25,000	24,750
UFJ Finance Aruba AEC 6.75% due 07/15/13		635,000	693,334

Insurance — 0.3%
AXA 8.60% due 12/15/30		310,000	414,267
Fairfax Financial Holdings, Ltd. 8.25% due 10/01/15		25,000	22,969
VTB Capital SA 6.25% due 06/30/35*		200,000	203,500
XL Capital Finance PLC 6.50% due 01/15/12		120,000	126,770
			3,684,321

FOREIGN GOVERNMENT BONDS — 0.6%

Foreign Government — 0.6%
Federal Republic of Brazil 8.00% due 01/15/18		20,000	21,580
Federal Republic of Brazil 10.50% due 07/14/14		30,000	36,765
Federal Republic of Brazil 12.50% due 01/05/16(4)		710,000	309,712
Province of Quebec 7.50% due 09/15/29		34,000	44,657
Republic of Argentina 4.01% due 08/03/12(12)		435,000	340,605
Republic of Argentina 8.28% due 12/31/33		95,945	79,874
Republic of Trinidad & Tobago 9.75% due 07/01/20*		175,000	249,202
Republic of Turkey 9.00% due 06/30/11		30,000	34,200
Republic of Turkey 11.88% due 01/15/30		100,000	153,750
Republic of Uruguay 17.75% due 02/04/06(4)	UYU	7,700,000	175,443
Republic of Venezuela 8.50% due 10/08/14		15,000	16,500
Republic of Venezuela 9.25% due 09/15/27		120,000	142,200
Russian Federation 5.00% due 03/31/30*(9)		18,000	20,295
Russian Federation 5.00% due 03/31/30(9)		130,000	146,757
United Mexican States, Series A 6.63% due 03/03/15		25,000	27,375
United Mexican States, Series MTNA 7.50% due 04/08/33		21,000	24,864
			1,823,779

INDUSTRIAL & COMMERCIAL — 0.2%

Aerospace & Military Technology — 0.1%
SCL Terminal Aereo Santiago SA 6.95% due 07/01/12*		228,899	235,695

Machinery — 0.0%
Atlas Copco AB 6.50% due 04/01/08*		13,000	13,325

Multi-Industry — 0.1%
Tyco International Group SA 6.13% due 01/15/09		15,000	15,331
Tyco International Group SA 6.38% due 02/15/06		170,000	170,278
Tyco International Group SA 6.38% due 10/15/11		120,000	124,631
Tyco International Group SA 6.75% due 02/15/11		103,000	108,293
			667,553

INFORMATION & ENTERTAINMENT — 0.2%

Broadcasting & Media — 0.2%
British Sky Broadcasting Group PLC 6.88% due 02/23/09		100,000	104,757
BSKYB Finance UK PLC 5.63% due 10/15/15*		400,000	398,150
Telenet Group Holding NV 11.50% due 06/15/14*(9)		39,000	31,980
			534,887

INFORMATION TECHNOLOGY — 0.6%

Telecommunications — 0.6%
France Telecom SA 8.50% due 03/01/31		300,000	400,278
Telecom Italia Capital SA 4.00% due 01/15/10		25,000	23,811
Telecom Italia Capital SA 5.25% due 10/01/15		150,000	145,692
Telecom Italia Capital SA 6.00% due 09/30/34		525,000	505,762
Telecomunicaciones de Puerto Rico, Inc. 6.65% due 05/15/06		350,000	351,955
Telefonica Europe BV 7.75% due 09/15/10		200,000	219,003
TELUS Corp. 7.50% due 06/01/07		44,000	45,436
TELUS Corp. 8.00% due 06/01/11		33,000	36,995
			1,728,932

MATERIALS — 0.5%

Chemicals — 0.2%
Yara International ASA 5.25% due 12/15/14*		500,000	489,656

Forest Products — 0.2%
Abitibi-Consolidated, Inc. 8.55% due 08/01/10		15,000	15,188
Celulosa Arauco y Constitucion SA 5.13% due 07/09/13		420,000	406,003

Metals & Minerals — 0.1%
Alcan, Inc. 6.45% due 03/15/11		100,000	105,487
Inco, Ltd. 7.20% due 09/15/32		258,000	283,862
Noranda, Inc. 6.00% due 10/15/15		15,000	15,146
Teck Cominco, Ltd. 6.13% due 10/01/35		15,000	14,834
			1,330,176

REAL ESTATE — 0.0%

Real Estate Companies — 0.0%
Brascan Corp. 8.13% due 12/15/08		30,000	32,425

UTILITIES — 0.2%

Telephone — 0.2%
Deutsche Telekom International Finance BV 8.50% due 06/15/10		200,000	226,754
Deutsche Telekom International Finance BV 8.75% due 06/15/30		350,000	445,154
			671,908

TOTAL FOREIGN BONDS & NOTES (cost $10,875,819)			11,134,602

Rights — 0.0%
Republic of Argentina expires† 12/15/35(14) (cost $12,963)		267,062	13,887

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $237,278,729)			269,712,612

Short-Term Investment Securities — 0.4%

U.S. GOVERNMENT AGENCIES — 0.4%
Federal Home Loan Bank Disc. Notes 3.40% due 01/03/06(2)
(cost $1,099,792)		1,100,000	1,099,792

Repurchase Agreements — 4.3%

Agreement with State Street Bank & Trust Co., bearing interest at 2.05%, dated 12/30/05, to be repurchased 01/03/06 in the amount of $843,192, and collateralized by $620,000 of United States Treasury Bonds, bearing interest at 8.13%, due 08/15/19 and having an approximate value of $862,575		843,000	843,000
State Street Bank & Trust Co. Joint Repurchase Agreement (8)		9,135,000	9,135,000
UBS Securities, LLC Joint Repurchase Agreement (2)(8)		2,430,000	2,430,000

TOTAL REPURCHASE AGREEMENTS (cost $12,408,000)			12,408,000

TOTAL INVESTMENTS —
(cost $250,786,521) @	98.8%		283,220,404
Other assets less liabilities—	1.2		3,525,940

NET ASSETS—	100.0%		$286,746,344

†	Non-income producing security
*	Securities exempt from regisration under Rule 144A of the Securities Act of 1933. The portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the aggregate value of these securities was $9,141,822 representing 3.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@	See Note 3 for cost of investments on a tax basis.
(1)	Denominated in United States dollars unless otherwise indicated.
(2)	The security or a portion thereof represents collateral for open futures contracts.
(3)	Bond in default
(4)	Fair valued security; see Note 1.
(5)	Illiquid security
(6)	Commercial Mortgage-Backed Security
(7)	Collateralized Mortgage Obligation
(8)	See Note 2 for details of Joint Repurchase Agreement
(9)	Security is a “step-up” bond where the coupon rate increases or steps up at a predetermined rate.
Rate shown reflects the increased rate.
(10)	Consists of more than one class of securities traded together as a unit.
(11)	Variable rate security-the rate reflected is as of December 31, 2005; maturity date reflects next reset date.
(12)	Floating security where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of December 31, 2005.
(13)	Security is a preferred stock where the dividend rate increases or steps up at a predetermined rate.
The rate reflected is as of December 31, 2005.
(14)	Gross Domestic Product (“GDP”) linked security. Income is linked to the growth of Argentina’s GDP.
(15)	Company has filed for Chapter II bankruptcy protection.
(16)	Variable rate security — the rate reflected is as of December 31, 2005; maturity date reflects stated maturity date.
(17)	Perpetual maturity date. The maturity date shown represents the call date.
ADR-	American Depository Receipt

Pass Through-	These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of December 31, 2005	Unrealized Appreciation (Depreciation)
10 Long	U.S. Long Bond	March 2006	$1,124,843	$1,141,875	$17,032
26 Long	U.S. Treasury 2 YR Note	March 2006	5,336,063	5,334,875	(1,188)
44 Long	U.S. Treasury 10 YR Note	March 2006	4,790,258	4,813,875	23,617
					$39,461

Open Forward Foreign Currency Contracts

Contract				In	Delivery	Gross Unrealized
to Deliver				Exchange For	Date	Appreciation
*	ARS	520,000	USD	174,875	03/15/06	$6,057
*	BRL	400,000	USD	171,906	03/16/06	4,243
*	CAD	70,000	USD	60,951	03/15/06	603
*	CLP	62,770,000	USD	122,802	03/15/06	301
*	COP	174,140,000	USD	76,444	03/15/06	401
*	IDR	1,157,000,000	USD	115,411	03/15/06	287
*	MXN	1,250,000	USD	116,972	03/15/06	365
*	NOK	1,200,000	USD	182,031	03/15/06	3,484
*	RUB	1,700,000	USD	59,200	03/15/06	196
*	USD	1,233,619	JPY	146,000,000	02/01/06	9,427
*	USD	1,709,823	EUR	1,450,000	02/01/06	9,946
	USD	77,155	BRL	230,000	02/16/06	19,980
*	USD	124,185	ZAR	790,000	03/15/06	7
*	USD	89,188	ISK	5,700,000	03/15/06	140
*	USD	240,532	MXN	2,580,000	03/15/06	145
*	USD	60,092	CAD	70,000	03/15/06	256
*	USD	58,027	THB	2,400,000	03/15/06	378
	USD	261,105	UTRY	360,000	03/15/06	404
*	USD	89,918	SGD	150,000	03/15/06	531
*	USD	239,489	ILS	1,105,000	03/15/06	550
*	USD	317,595	PHP	17,040,000	03/15/06	1,788
*	USD	232,979	TWD	7,680,000	03/15/06	2,503
*	USD	117,592	KRW	121,590,000	03/15/06	2,797
	USD	276,729	CNY	2,170,000	09/20/06	590
						65,377

Contract				In	Delivery	Gross Unrealized
to Deliver				Exchange For	Date	Depreciation
*	AUD	160,000	USD	117,008	02/01/06	$(159)
*	EUR	2,760,000	USD	3,241,585	02/01/06	(31,906)
*	GBP	170,000	USD	290,566	02/01/06	(1,878)
	HUF	25,450,000	USD	116,716	03/16/06	(2,222)
*	ILS	275,000	USD	59,698	03/15/06	(40)
	INR	2,820,000	USD	61,815	03/15/06	(593)
*	ISK	1,840,000	USD	28,802	03/15/06	(34)
*	JPY	160,560,000	USD	1,357,568	02/01/06	(9,442)
*	KRW	122,000,000	USD	120,118	03/15/06	(677)
*	PHP	13,620,000	USD	253,994	03/15/06	(1,287)
	SEK	980,000	USD	123,652	03/15/06	(380)
*	SGD	75,000	USD	45,026	03/15/06	(198)
*	SKK	5,720,000	USD	177,790	03/15/06	(1,726)
*	THB	5,000,000	USD	120,879	03/15/06	(798)
*	TWD	3,720,000	USD	112,915	03/15/06	(1,146)
*	USD	244,666	GBP	140,000	02/01/06	(3,830)
*	USD	117,466	AUD	160,000	02/01/06	(299)
*	USD	299,141	ARS	880,000	03/15/06	(13,449)
*	USD	181,923	NOK	1,200,000	03/15/06	(3,376)
*	USD	178,728	IDR	1,770,000,000	03/15/06	(2,608)
*	USD	290,668	SKK	9,190,000	03/15/06	(2,250)
*	USD	286,031	COP	652,150,000	03/15/06	(1,249)
	USD	77,444	CHF	100,000	03/15/06	(783)
*	USD	291,232	RUB	8,370,000	03/15/06	(722)
*	USD	243,691	CLP	124,770,000	03/15/06	(193)
*	USD	307,475	BRL	720,000	03/16/06	(5,682)
*	ZAR	1,160,000	USD	180,566	03/15/06	(1,792)
						(88,718)
	Net Unrealized Appreciation (Depreciation)					$(23,340)

*    Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

ARS - Argentine Peso	ILS - Israeli Shekel	THB - Thailand Baht
AUD - Australian Dollar	INR - Indian Rupee	TRY - Turkish Lira
BRL - Brazilian Real	ISK- Iceland Krona	TWD - Taiwan Dollar
CAD - Canadian Dollar	JPY - Japanese Yen	USD - United States Dollar
CHF - Swiss Franc	KRW - South Korean Won	UYU - Uruguay Peso
CLP - Chilean Peso	MXN - Mexican Peso	ZAR - South African Rand
CNY - Yuan Renminbi	NOK - Norwegian Krone
COP - Colombian Peso	PHP - Philippine Peso
EUR - Euro	RUB - Russian Ruble
GBP - Pound Sterling	SEK - Swedish Krona
HUF - Hungarian Forint	SGD - Singapore Dollar
IDR - Indonesian Rupiah	SKK - Slovakian Koruna

See Notes to Portfolio Investments

SEASONS SERIES TRUST
MULTI-MANAGED
INCOME/EQUITY PORTFOLIO

Investment Portfolio — December 31, 2005
(unaudited)

Common Stock — 31.2%	Shares/ Principal Amount (1)	Value (Note 1)

CONSUMER DISCRETIONARY — 3.6%

Apparel & Textiles — 1.6%
Coach, Inc.†	30,700	$1,023,538
Gap, Inc.	12,100	213,444
NIKE, Inc., Class B	30,520	2,648,831

Automotive — 0.5%
Advanced Auto Parts, Inc.†	26,502	1,151,777

Retail — 1.5%
CVS Corp.	7,000	184,940
Federated Department Stores, Inc.	2,200	145,926
Home Depot, Inc.	9,300	376,464
J.C. Penney Co., Inc.	10,300	572,680
Kohl’s Corp.†	6,000	291,600
Lowe’s Cos., Inc.	18,775	1,251,541
Staples, Inc.	10,475	237,887
Urban Outfitters, Inc.†	10,000	253,100
Wal-Mart Stores, Inc.	6,500	304,200
		8,655,928

CONSUMER STAPLES — 0.7%

Food, Beverage & Tobacco — 0.6%
Altria Group, Inc.	9,900	739,728
Diageo PLC Sponsored ADR	5,100	297,330
PepsiCo, Inc.	6,200	366,296

Household & Personal Products — 0.1%
Procter & Gamble Co.	6,100	353,068
		1,756,422

ENERGY — 2.5%

Energy Services — 1.0%
BJ Services Co.	22,370	820,308
Smith International, Inc.†	6,000	222,660
Southern Co.	9,200	317,676
Suncor Energy, Inc.	18,795	1,186,528

Energy Sources — 1.5%
Amerada Hess Corp.	1,800	228,276
Chevron Corp.	7,959	451,833
ConocoPhillips	3,900	226,902
ENSCO International, Inc.	6,200	274,970
Exxon Mobil Corp.	12,100	679,657
Marathon Oil Corp.	5,200	317,044
Murphy Oil Corp.	14,680	792,573
Transocean, Inc.†	7,400	515,706
Ultra Petroleum Corp.	2,500	139,500
		6,173,633
FINANCE — 6.7%

Banks — 2.0%
Bank of America Corp.	16,460	759,629
Commerce Bancorp, Inc.	25,420	874,702

North Fork Bancorp., Inc.	12,600	344,736
U.S. Bancorp	10,700	319,823
Wachovia Corp.	9,700	512,742
Wells Fargo & Co.	31,955	2,007,733

Financial Services — 2.3%
American Express Co.	27,180	1,398,683
Ameriprise Financial, Inc.	2,518	103,238
Bear Stearns Co., Inc.	5,600	646,968
Capital One Financial Corp.	2,962	255,917
Citigroup, Inc.	13,793	669,374
Goldman Sachs Group, Inc.	11,575	1,478,243
J.P. Morgan Chase & Co.	13,500	535,815
Merrill Lynch & Co., Inc.	3,772	255,477
SLM Corp.	3,455	190,336

Insurance — 2.4%
Aetna, Inc.	40,375	3,807,766
Allstate Corp.	4,100	221,687
Berkshire Hathaway, Inc., Class B†	569	1,670,300
Chubb Corp.	3,200	312,480
		16,365,649
HEALTHCARE — 5.8%

Drugs — 3.7%
Amgen, Inc.†	4,500	354,870
AstraZeneca PLC ADR	4,500	218,700
Genentech, Inc.†	35,535	3,286,987
Genzyme Corp.†	7,500	530,850
Gilead Sciences, Inc.†	26,985	1,420,221
Invitrogen Corp.†	7,732	515,260
Merck & Co., Inc.	4,700	149,507
Pfizer, Inc.	21,762	507,490
Schering-Plough Corp.	16,600	346,110
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	37,350	1,606,424

Health Services — 1.8%
UnitedHealth Group, Inc.(2)	64,090	3,982,553
Wellpoint, Inc.†	6,800	542,572

Medical Products — 0.3%
Biogen Idec, Inc.†	4,500	203,985
Cardinal Health, Inc.	3,500	240,625
Medtronic, Inc.	5,300	305,121
		14,211,275
INDUSTRIAL & COMMERCIAL — 1.6%

Aerospace & Military Technology — 0.3%
Rockwell Automation, Inc.	4,000	236,640
United Technologies Corp.	8,083	451,921

Electrical Equipment — 0.2%
Ametek, Inc.	11,200	476,448

Machinery — 0.3%
Dover Corp.	5,150	208,523
IDEX Corp.	9,300	382,323

Multi-Industry — 0.7%
Danaher Corp.	4,200	234,276
General Electric Co.	30,100	1,055,005
ITT Industries, Inc.	2,242	230,522
Tyco International, Ltd.	8,000	230,880

Transportation — 0.1%
Norfolk Southern Corp.	6,000	268,980
		3,775,518

INFORMATION & ENTERTAINMENT — 0.7%

Broadcasting & Media — 0.4%
Comcast Corp., Class A†	11,500	298,540
News Corp., Class A	18,738	291,376
Omnicom Group, Inc.	2,500	212,825
Time Warner, Inc.	12,834	223,825

Leisure & Tourism — 0.3%
Carnival Corp.(10)	5,000	267,350
McDonald’s Corp.	4,700	158,484
Royal Caribbean Cruises, Ltd.	4,700	211,782
		1,664,182

INFORMATION TECHNOLOGY — 8.4%

Communication Equipment — 0.2%
QUALCOMM, Inc.	11,200	482,496

Computer Services — 0.3%
Sun Microsystems, Inc.†	167,995	703,899

Computer Software — 1.2%
Electronic Arts, Inc.†	40,185	2,102,078
Microsoft Corp.	32,001	836,826

Computers & Business Equipment — 3.1%
Apple Computer, Inc.†	89,860	6,460,036
Dell, Inc.†	6,300	188,937
EMC Corp.†	15,600	212,472
International Business Machines Corp.	8,726	717,277

Electronics — 0.7%
Broadcom Corp., Class A†	7,000	330,050
Intel Corp.	22,400	559,104
L-3 Communications Holdings, Inc.	2,500	185,875
National Semiconductor Corp.	10,400	270,192
Texas Instruments, Inc.	14,000	448,980

Internet Content — 2.1%
eBay, Inc.†	51,400	2,223,050
Google, Inc., Class A†	500	207,430
Yahoo!, Inc.†	66,775	2,616,244

Telecommunications — 0.8%
BellSouth Corp.	11,800	319,780
Corning, Inc.†	8,400	165,144
Motorola, Inc.	18,300	413,397
Nokia Oyj Sponsored ADR	12,000	219,600
Sprint Corp.	23,400	546,624
Verizon Communications, Inc.	9,900	298,188
		20,507,679

MATERIALS — 0.6%

Chemicals — 0.4%
Dow Chemical Co.	5,100	223,482
du Pont (E.I.) de Nemours & Co.	5,300	225,250
Huntsman Corp.†	35,830	616,993

Metals & Minerals — 0.2%
Alcoa, Inc.	5,000	147,850
Phelps Dodge Corp.†	1,600	230,192
		1,443,767

UTILITIES — 0.6%

Electric Utilities — 0.6%
AES Corp.†	51,305	812,158
FPL Group, Inc.	7,400	307,544
TXU Corp.	4,400	220,836
		1,340,538

TOTAL COMMON STOCK (cost $58,527,273)		75,894,591

Preferred Stock — 0.1%

FINANCE — 0.1%

Financial Services — 0.1%
General Electric Capital Corp. 4.50% due 01/28/35 (13)	5,000	115,950

Insurance — 0.0%
Endurance Specialty Holdings, Ltd. 7.75% due 12/15/15	4,000	94,800

TOTAL PREFERRED STOCK (cost $223,750)		210,750

Asset-Backed Securities — 11.2%

FINANCE — 10.9%

Financial Services — 10.9%
Aesop Funding II, LLC, Series 2003-3A A3 3.72% due 07/20/09*	$440,000	428,386
Aesop Funding II, LLC, Series 2005-1A 1A 3.95% due 04/20/08*	725,000	709,464
Asset Securitization Corp., Series 1997-D5 A1C 6.75% due 02/14/43(6)	80,000	82,407
Banc America Commercial Mtg. Inc., Series 2005-6 Class D 5.18% due 09/10/47(7)	100,000	99,453
Banc America Commercial Mtg. Inc., Series 2005-6 Class F 5.18% due 09/10/47(7)	200,000	197,704
Banc America Commercial Mtg. Inc., Series 2005-6 Class AJ 5.18% due 09/10/47(7)	100,000	100,132
Banc America Commercial Mtg. Inc.,Series 2005 6 Class A4 5.18% due 09/10/47(7)	100,000	101,046
Bank of America Mtg. Securities, Inc., Series 2004-J 2A1 4.79% due 11/25/34(7)(12)	291,568	288,506
Bank of America Mtg. Securities, Inc., Series 2005-A 2A2 4.47% due 02/25/35(7)(12)	1,098,623	1,076,746
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR6 A6 4.83% due 11/11/41(6)	1,000,000	975,842
Bear Stearns Commercial Mtg. Securities, Inc., Series 2005-PW10 Class F 5.48% due 12/11/40	181,000	181,927
Bear Stearns Commercial Mtg. Securities, Inc., Series 2005-PW10 Class C 5.48% due 12/11/40	90,000	91,277
Capital One Auto Finance Trust, Series 2003-B A4 3.18% due 09/15/10	885,000	869,103
Capital One Multi-Asset Execution Trust, Series 2003-A4 3.65% due 07/15/11	475,000	461,557
Capital One Prime Auto Receivable Trust, Series 2003-2 A4 2.88% due 06/15/10	885,000	868,275
Citibank Credit Card Issuance Trust, Series 2003-A6 2.90% due 05/17/10	885,000	847,262
Citibank Credit Card Issuance Trust, Series 2004-A4 3.20% due 08/24/09	210,000	204,816
Citigroup/Deutsche Bank Commercial Mtg.Trust, Series 2005-CD1 A4 5.23% due 07/15/44	295,000	298,075
Commercial Mortgage, Series 2004-LB2A A3 4.22% due 03/10/39	980,000	944,296
CS First Boston Mtg. Securities Corp., Series 1997-C1 A1C 7.24% due 06/20/29(6)	72,546	73,775
CS First Boston Mtg. Securities Corp., Series 2005-TF3A A2 4.65% due 11/15/20(4)(7)(12)	490,000	489,999
DLJ Mtg. Acceptance Corp., Series 1997-CF2 A1B 6.82% due 10/15/30*(6)	202,264	206,613
Fleet Credit Card Master Trust II, Series 2003-A A 2.40% due 07/15/08	885,000	884,195
Greenwich Capital Commercial Funding Corp., Series 2005 GG3 A4 4.80% due 08/10/42(6)(16)	1,000,000	977,550

GSR Mtg. Loan Trust, Series 2005-AR2 1A2 4.69% due 04/25/35(7)(16)	727,863	727,411
Harley-Davidson Motorcycle Trust, Series 2004-3 A2 3.20% due 05/15/12	320,000	310,349
Hertz Vehicle Financing, LLC, Series 2004-1A A3 2.85% due 05/25/09*	850,000	814,506
Household Automotive Trust, Series 2003-2 A4 3.02% due 12/17/10	200,000	195,786
Household Automotive Trust, Series 2005-2 A2 4.16% due 09/17/08	260,000	258,863
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX A3 4.18% due 01/12/37(6)	700,000	678,811
Merrill Lynch Mortgage Trust, Series 2005-CIP1 A4 5.05% due 07/12/38(7)	650,000	644,167
Merrill Lynch Mtg. Investors, Inc., Series 1997-C2 A2 6.54% due 12/10/29(6)	91,041	93,163
Merrill Lynch Mtg. Investors, Inc., Series 2005-A1 2A1 4.61% due 12/25/34(7)(16)	407,424	401,043
Merrill Lynch Mtg. Investors, Inc., Series 2005-A2 A2 4.51% due 02/25/35(7)(16)	927,851	908,385
Morgan Stanley Capital I, Series 2005-T17 A5 4.78% due 12/13/41(6)	1,335,000	1,310,436
Mortgage It Trust, Series 2005-4 A1 4.66% due 10/25/35(7)(12)	898,087	898,536
Nissan Auto Receivables Owner Trust, Series 2004-A A4 2.76% due 07/15/09	585,000	566,797
Nomura Asset Securities Corp., Series 1998-D6 A1C 6.69% due 03/15/30(6)	500,000	540,526
Peco Energy Transition Trust, Series 2001-A A1 6.52% due 12/31/10	210,000	223,441
PP&L Transition Bond Co., LLC, Series 1999-1 A7 7.05% due 06/25/09	210,001	213,983
Providian Gateway Owner Trust, Series 2004-DA A 3.35% due 09/15/11*	350,000	340,991
Residential Asset Securities Corp., Series 2003-KS10 AI6 4.54% due 12/25/33	470,000	459,562
USAA Auto Owner Trust, Series 2004-1 A4 2.67% due 10/15/10	885,000	860,469
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB A2 4.57% due 01/25/35(7)(12)	1,020,633	1,000,413
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2 2A2 4.56% due 03/25/35(7)(12)	830,475	815,070
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR4 2A2 4.53% due 04/25/35(7)(16)	766,091	752,201
West Penn Funding, LLC, Seris 1999-A A4 6.98% due 12/26/08	625,000	646,799
WFS Financial Owner Trust, Series 2004-2 A4 3.54% due 11/21/11	960,000	943,525
WFS Financial Owner Trust, Series 2005-3 A2 4.11% due 06/17/08	374,000	372,897
		26,436,536

REAL ESTATE — 0.3%

Real Estate Investment Trusts — 0.3%
IMPAC CMB Trust, Series 2005-4 1A1A 4.65% due 06/25/35(7)(12)	833,159	834,117

TOTAL ASSET-BACKED SECURITIES (cost $27,732,197)		27,270,653

Bonds & Notes — 47.2%

CONSUMER DISCRETIONARY — 1.2%

Appliances & Household Durables — 0.2%
D.R. Horton, Inc. 5.38% due 06/15/12	45,000	43,499
D.R. Horton, Inc. 5.63% due 09/15/14	280,000	269,712
D.R. Horton, Inc. 6.88% due 05/01/13	205,000	213,927

Automotive — 0.4%
Cooper-Standard Automotive, Inc. 8.38% due 12/15/14	10,000	7,600
DaimlerChrysler NA Holding Corp. 4.05% due 06/04/08	170,000	165,494
DaimlerChrysler NA Holding Corp. 4.88% due 06/15/10	35,000	34,173
DaimlerChrysler NA Holding Corp. 8.50% due 01/18/31	450,000	544,508
Dana Corp. 5.85% due 01/15/15	35,000	24,850
Dura Operating Corp., Series B 8.63% due 04/15/12	21,000	17,325
Ford Motor Co. 7.45% due 07/16/31	195,000	132,600

Housing & Household Durables — 0.3%
Centex Corp. 7.50% due 01/15/12	90,000	97,874
Centex Corp. 7.88% due 02/01/11	290,000	318,375
Lennar Corp. 7.63% due 03/01/09	230,000	243,910
Pulte Homes, Inc. 8.13% due 03/01/11	185,000	203,751

Retail — 0.3%
May Department Stores Co. 8.00% due 07/15/12	390,000	441,929
Staples, Inc. 7.38% due 10/01/12	165,000	183,923
		2,943,450

CONSUMER STAPLES — 0.4%

Food, Beverage & Tobacco — 0.4%
Alliance One International, Inc. 12.75% due 11/15/12	90,000	73,350
Altria Group, Inc. 7.00% due 11/04/13	380,000	415,812
Coca-Cola Enterprises, Inc. 8.50% due 02/01/22	62,000	81,516
ConAgra Foods, Inc. 6.00% due 09/15/06	53,000	53,367
ConAgra Foods, Inc. 6.75% due 09/15/11	260,000	276,945
Fosters Finance Corp. 6.88% due 06/15/11*	30,000	32,318
Philip Morris Cos., Inc. 6.38% due 02/01/06	140,000	140,136
		1,073,444

EDUCATION — 0.1%

Education — 0.1%
Massachusetts Institute of Technology 7.25% due 11/02/96	170,000	219,738

ENERGY — 2.2%

Energy Services — 0.6%
Consolidated Natural Gas Co., Series B 5.38% due 11/01/06	33,000	33,093
Enterprise Products Operating LP 6.88% due 03/01/33	40,000	42,374
Hanover Compressor Co. 9.00% due 06/01/14	35,000	38,150
Hilcorp Energy I LP 10.50% due 09/01/10*	27,000	29,903
Keyspan Corp. 4.90% due 05/16/08	162,000	161,936
Motiva Enterprises, LLC 5.20% due 09/15/12*	265,000	267,131
PacifiCorp, Series MBIA 6.38% due 05/15/08	250,000	258,448
Petroleum Export Peloil 5.27% due 06/15/11*	290,000	293,065
Premcor Refining Group, Inc. 6.13% due 05/01/11	200,000	206,705
Seitel, Inc. 11.75% due 07/15/11	35,000	38,938

Energy Sources — 1.6%
Alliant Energy Resources, Inc. 9.75% due 01/15/13	410,000	509,850
Amerada Hess Corp. 7.88% due 10/01/29	630,000	762,856
ConocoPhillips 7.00% due 03/30/29	118,000	141,749
Devon Financing Corp., ULC 7.88% due 09/30/31	320,000	406,624
El Paso Production Holding Co. 7.75% due 06/01/13	155,000	160,813
Encore Acquisition Co. 6.00% due 07/15/15	14,000	12,880
Encore Acquisition Co. 6.25% due 04/15/14	11,000	10,450
NRG Energy, Inc. 8.00% due 12/15/13	12,000	13,380
Pemex Project Funding Master Trust 6.13% due 08/15/08	250,000	255,000
Pemex Project Funding Master Trust 6.63% due 06/15/35	1,525,000	1,528,812
Petro-Canada 7.00% due 11/15/28	76,000	86,453
Sempra Energy 4.62% due 05/17/07	66,000	65,532
		5,324,142

FINANCE — 10.2%

Banks — 1.8%
Bank of America Corp. 7.40% due 01/15/11	560,000	616,853
BankBoston Capital Trust IV 5.06% due 03/08/06(12)	73,000	70,436
BB&T Corp. 4.75% due 10/01/12	365,000	358,569
Charter One Bank 6.38% due 05/15/12	176,000	189,197
Colonial Bank NA 6.38% due 12/01/15	35,000	35,989
First Maryland Capital II 5.10% due 02/01/06(12)	64,000	62,639
HSBC Bank USA, Series BKNT 5.63% due 08/15/35	35,000	34,233
Huntington National Bank 4.65% due 06/30/09	340,000	337,731
J.P. Morgan Chase Bank NA 6.13% due 11/01/08	58,000	59,637
Key Bank NA 7.00% due 02/01/11	29,000	31,513
MBNA America Bank NA 5.38% due 01/15/08	570,000	574,947
MBNA America Bank NA 7.13% due 11/15/12	30,000	33,537
Mizuho Financial Group Cayman, Ltd. 5.79% due 04/15/14*	610,000	630,176
National City Bank 3.38% due 10/15/07	85,000	82,775
NationsBank Corp. 7.80% due 09/15/16	24,000	28,790
NCNB Corp. 9.38% due 09/15/09	68,000	77,871
PNC Bank NA 4.88% due 09/21/17	60,000	57,488
Popular North America, Inc. 4.25% due 04/01/08	100,000	98,081
State Street Bank & Trust Co. 5.30% due 01/15/16	18,000	18,203

U.S. Bancorp 7.50% due 06/01/26	210,000	258,266
UOB Cayman, Ltd. 5.80% due 03/15/16* (11)	60,000	60,684
US Bank NA 3.90% due 08/15/08	14,000	13,689
Wachovia Bank NA, Series BKNT 4.80% due 11/01/14	30,000	29,116
Washington Mutual Bank FA 5.50% due 01/15/13	78,000	79,218
Wells Fargo & Co. 4.59% due 03/15/06(12)	33,000	33,040
Wells Fargo & Co. 6.38% due 08/01/11	300,000	321,555
World Savings Bank FSB 4.13% due 12/15/09	154,000	149,915

Financial Services — 5.7%
Ameriprise Financial, Inc. 5.35% due 11/15/10	322,000	324,207
Ameriprise Financial, Inc. 5.65% due 11/15/15	385,000	391,234
Bae Systems Holdings, Inc. 4.75% due 08/15/10*	135,000	132,583
Bae Systems Holdings, Inc. 5.20% due 08/15/15*	85,000	83,295
Bae Systems Holdings, Inc. 6.40% due 12/15/11*	135,000	143,114
Bear Stearns Co., Inc. 5.30% due 10/30/15	30,000	29,933
BHP Billiton Finance USA, Ltd. 5.00% due 12/15/10	60,000	60,007
BTM Curacau Holding NV 4.76% due 07/21/15*(11)	100,000	98,185
Citigroup, Inc. 5.00% due 09/15/14	1,195,000	1,176,304
Consolidated Communications Illinois/Texas Holdings, Inc. 9.75% due 04/01/12	82,000	87,330
Countrywide Home Loans, Inc., Series MTNJ 5.50% due 08/01/06	127,000	127,518
Countrywide Home Loans, Inc., Series MTNK 5.50% due 02/01/07	60,000	60,291
Credit Suisse First Boston USA 5.13% due 08/15/15	1,255,000	1,242,868
ERAC USA Finance Co. 5.60% due 05/01/15*	300,000	298,755
ERAC USA Finance Co. 8.00% due 01/15/11*	130,000	145,241
Farmers Exchange Capital 7.05% due 07/15/28*	580,000	613,470
Ford Motor Credit Co. 5.70% due 01/15/10	188,000	159,812
Ford Motor Credit Co. 5.80% due 01/12/09	63,000	54,957
Ford Motor Credit Co. 6.38% due 11/05/08	76,000	68,147
Ford Motor Credit Co. 7.38% due 10/28/09	170,000	150,771
Ford Motor Credit Co. 8.63% due 11/01/10	35,000	31,920
General Electric Capital Corp., Series MTN 2.80% due 01/15/07	87,000	85,224
General Electric Capital Corp., Series MTNA 5.38% due 03/15/07	85,000	85,534
General Electric Capital Corp., Series MTNA 6.00% due 06/15/12	600,000	631,915
General Electric Capital Corp., Series MTNA 6.75% due 03/15/32	113,000	132,645
General Motors Acceptance Corp. 6.88% due 08/28/12	350,000	315,467
General Motors Acceptance Corp. 8.00% due 11/01/31	295,000	282,575
Goldman Sachs Group, Inc. 6.60% due 01/15/12	500,000	537,095
Household Finance Corp. 6.38% due 10/15/11	870,000	919,657
Household Finance Corp. 7.00% due 05/15/12	60,000	65,632
HSBC Finance Corp. 6.75% due 05/15/11	480,000	515,122
ING USA Global Funding Trust 4.50% due 10/01/10	60,000	58,818
J.P. Morgan Chase & Co. 5.13% due 09/15/14	1,495,000	1,479,917
J.P. Morgan Chase & Co. 5.15% due 10/01/15	6,000	5,915
J.P. Morgan Chase & Co. 6.75% due 02/01/11	210,000	224,926
Lehman Brothers Holdings, Inc. 4.50% due 07/26/10	60,000	58,742
MBNA Corp. 4.63% due 09/15/08	108,000	107,216
Morgan Stanley 4.75% due 04/01/14	1,120,000	1,074,155
Morgan Stanley 5.38% due 10/15/15	60,000	60,058
Morgan Stanley 6.75% due 04/15/11	300,000	322,958
Morgan Stanley Capital I, Series D 5.21% due 11/14/42	75,000	74,449
Morgan Stanley Capital I, Series G 5.21% due 11/14/42(4)	115,000	112,956
Overseas Private Investment Corp., Series 96-A 6.99% due 01/15/09	155,000	159,848
PNC Funding Corp. 5.13% due 12/14/10	60,000	60,193
PNC Funding Corp. 5.75% due 08/01/06	80,000	80,389
Pricoa Global Funding I 4.63% due 06/25/12*	30,000	29,223
PX Escrow Corp. 9.63% due 02/01/06(9)	25,000	23,750
Residential Capital Corp. 6.38% due 06/30/10	133,000	135,143
Residential Capital Corp. 6.88% due 06/30/15	67,000	71,193
Salomon Smith Barney Holdings, Inc. 5.88% due 03/15/06	92,000	92,227
SB Treasury Co., LLC 9.40% due 06/30/08*(11)	460,000	503,757
Sovereign Bancorp, Inc. 4.80% due 09/01/10*	90,000	88,206
Transamerica Finance Corp. 6.40% due 09/15/08	33,000	34,198
Xlliac Global Funding 4.80% due 08/10/10*	60,000	59,244

Insurance — 2.7%
AAG Holding Co., Inc. 6.88% due 06/01/08	160,000	162,406

ACE Capital Trust II 9.70% due 04/01/30	380,000	528,745
ACE INA Holdings, Inc. 5.88% due 06/15/14	60,000	62,066
ACE INA Holdings, Inc. 8.30% due 08/15/06	130,000	132,638
Allstate Corp. 5.55% due 05/09/35	35,000	34,299
Allstate Corp. 7.20% due 12/01/09	78,000	83,989
Allstate Financing II 7.83% due 12/01/45	49,000	51,705
Ambac Financial Group, Inc. 5.95% due 12/05/35	70,000	71,680
American Financial Group, Inc. 7.13% due 04/15/09	250,000	265,201
Americo Life, Inc. 7.88% due 05/01/13*	44,000	45,527
Assurant, Inc. 6.75% due 02/15/34	35,000	38,038
Chubb Corp. 6.00% due 11/15/11	42,000	43,754
Equitable Cos., Inc. 7.00% due 04/01/28	130,000	152,003
Everest Reinsurance Group, Ltd. 5.40% due 10/15/14	80,000	78,897
Everest Reinsurance Holdings, Inc. 8.75% due 03/15/10	350,000	396,263
Florida Windstorm Underwriting Assoc. 7.13% due 02/25/19*	340,000	393,681
ING Groep NV 5.78% due 12/08/15	50,000	50,675
Jackson National Life Insurance Co. 8.15% due 03/15/27*	44,000	55,592
Liberty Mutual Group, Inc. 5.75% due 03/15/14*	190,000	187,544
Liberty Mutual Insurance Co. 7.70% due 10/15/97*	290,000	305,700
MetLife, Inc. 5.70% due 06/15/35	670,000	672,482
Metropolitan Life Global Funding 4.63% due 08/19/10*	30,000	29,510
Metropolitan Life Global Funding I 4.25% due 07/30/09*	66,000	64,732
MIC Financing Trust I Pass Through 8.38% due 02/01/27*	29,000	29,713
Ohio Casualty Corp. 7.30% due 06/15/14	66,000	70,938
Protective Life Secured Trust, Series MTN 4.00% due 04/01/11	350,000	335,692
ReliaStar Financial Corp. 8.00% due 10/30/06	210,000	214,635
Selective Insurance Group, Inc. 6.70% due 11/01/35*	35,000	35,680
St Paul Travelers Cos., Inc. 5.50% due 12/01/15	35,000	35,252
St Paul Travelers Cos., Inc. 5.75% due 03/15/07	250,000	251,316
Torchmark Corp. 6.25% due 12/15/06	170,000	171,291
Travelers Property Casualty Corp. 3.75% due 03/15/08	110,000	107,284
Travelers Property Casualty Corp. 6.38% due 03/15/33	310,000	330,111
Unitrin, Inc. 4.88% due 11/01/10	265,000	260,017
W.R. Berkley Capital Trust 8.20% due 12/15/45	330,000	338,218
W.R. Berkley Corp. 5.60% due 05/15/15	260,000	259,231
Willis Group North America, Inc. 5.63% due 07/15/15	135,000	134,947
XL Capital, Ltd. 5.25% due 09/15/14	165,000	161,053
		24,954,942

HEALTHCARE — 0.8%

Drugs — 0.4%
Genentech, Inc. 5.25% due 07/15/35	161,000	155,153
Merck & Co., Inc. 2.50% due 03/30/07	51,000	49,436
Pfizer, Inc. 2.50% due 03/15/07	92,000	89,485
Wyeth 6.00% due 02/15/36	35,000	36,043
Wyeth 6.95% due 03/15/11	490,000	528,594

Health Services — 0.4%
HCA, Inc. 6.95% due 05/01/12	70,000	72,607
Humana, Inc. 7.25% due 08/01/06	410,000	413,915
Laboratory Corp. of America Holdings 5.63% due 12/15/15	395,000	400,237
Psychiatric Solutions, Inc. 7.75% due 07/15/15	45,000	46,462
Universal Hospital Services, Inc. 10.13% due 11/01/11	30,000	31,050

Medical Products — 0.0%
Boston Scientific Corp. 6.25% due 11/15/35	34,000	35,757
CDRV Investors, Inc. 9.63% due 01/01/15(9)	40,000	24,500
		1,883,239
INDUSTRIAL & COMMERCIAL — 0.7%

Aerospace & Military Technology — 0.1%
Goodrich Corp. 7.50% due 04/15/08	160,000	167,987

Raytheon Co. 6.75% due 08/15/07	96,000	98,349

Business Services — 0.3%
Affinity Group, Inc. 9.00% due 02/15/12	25,000	24,969
Hutchison Whampoa International, Ltd. 5.45% due 11/24/10*	500,000	504,010
Monitronics International, Inc. 11.75% due 09/01/10	40,000	39,500
PHH Corp. 6.00% due 03/01/08	85,000	86,247
Rent-Way, Inc. 11.88% due 06/15/10	77,000	81,908
Service Corp. International 6.75% due 04/01/16	30,000	29,250

Transportation — 0.3%
BNSF Funding Trust I 6.61% due 01/15/26	315,000	327,917
Burlington Northern Santa Fe Corp. 7.29% due 06/01/36	38,000	46,657
Burlington Northern Santa Fe Corp. 8.13% due 04/15/20	31,000	38,973
Canadian National Railway Co. 6.38% due 10/15/11	60,000	63,914
FedEx Corp., Series 981A Pass Through 6.72% due 01/15/22	156,598	171,038
Navistar International Corp. 6.25% due 03/01/12	10,000	8,950
Norfolk Southern Corp. 5.59% due 05/17/25	64,000	63,938
Ryder Systems, Inc., Series MTN 5.00% due 06/15/12	66,000	62,829
		1,816,436

INFORMATION & ENTERTAINMENT — 3.6%

Broadcasting & Media — 2.6%
AOL Time Warner, Inc. 7.63% due 04/15/31	430,000	478,869
Chancellor Media Corp. 8.00% due 11/01/08	375,000	398,681
Charter Communications Holdings, LLC 11.13% due 01/15/11	60,000	33,000
Clear Channel Communications, Inc. 5.00% due 03/15/12	110,000	104,390
Clear Channel Communications, Inc. 6.88% due 06/15/18	70,000	70,514
Clear Channel Communications, Inc. 7.65% due 09/15/10	360,000	385,354
Comcast Cable Communications, Inc. 8.50% due 05/01/27	50,000	61,337
Comcast Corp. 5.65% due 06/15/35	180,000	165,625
Comcast Corp. 6.50% due 11/15/35	355,000	361,765
Cox Communications, Inc. 5.45% due 12/15/14	500,000	487,902
Cox Communications, Inc. 7.63% due 06/15/25	38,000	42,633
Cox Communications, Inc. 7.75% due 11/01/10	400,000	433,228
Liberty Media Corp. 7.75% due 07/15/09	290,000	304,442
Liberty Media Corp. 7.88% due 07/15/09	30,000	31,611
News America Holdings, Inc. 7.60% due 10/11/15	150,000	171,220
News America, Inc. 5.30% due 12/15/14	360,000	357,303
News America, Inc. 6.20% due 12/15/34	260,000	258,258
News America, Inc. 6.40% due 12/15/35	35,000	35,277
News America, Inc. 7.30% due 04/30/28	35,000	38,401
Nexstar Finance, Inc. 7.00% due 01/15/14	20,000	18,325
Paxson Communications Corp. 10.78% due 04/15/06	125,000	120,156
Paxson Communications Corp. 12.25% due 01/15/09(9)	115,000	121,757
Time Warner Entertainment Co., LP 8.38% due 03/15/23	438,000	506,465
Time Warner, Inc. 6.63% due 05/15/29	35,000	34,951
Turner Broadcasting, Inc. 8.38% due 07/01/13	160,000	184,257
USA Interactive 7.00% due 01/15/13	350,000	360,108
Viacom, Inc. 6.63% due 05/15/11	67,000	69,780
Viacom, Inc. 7.88% due 07/30/30	450,000	513,849
Young Broadcasting, Inc. 10.00% due 03/01/11	60,000	56,175

Entertainment Products — 0.2%
Walt Disney Co. 5.38% due 06/01/07	500,000	503,156

Leisure & Tourism — 0.8%
American Airlines, Inc., Series 01-1 Pass Through 6.82% due 05/23/11	85,000	81,195
American Airlines, Inc., Series 2003-1 Pass Through 3.86% due 07/09/10	65,080	62,727
Atlas Air, Inc., Series 1999-1 B Pass Through 7.63% due 01/02/15	167,983	138,449
Atlas Air, Inc., Series 2000-1 A Pass Through 8.71% due 01/02/19	37,913	38,655
Brunswick Corp. 5.00% due 06/01/11	47,000	46,222
Continental Airlines, Inc., Series 98-3 Pass Through 6.32% due 11/01/08	400,000	397,610
Continental Airlines, Inc., Series 981A Pass Through 6.65% due 03/15/19	57,487	56,176
Continental Airlines, Inc., Series 99-2 Pass Through 7.73% due 03/15/11	4,538	3,785

Delta Air Lines, Inc. 8.30% due 12/15/29(3)(15)	30,000	6,750
Delta Air Lines, Inc. 10.00% due 08/15/08(3)(15)	35,000	7,700
GTECH Holdings Corp. 4.50% due 12/01/09	325,000	299,561
GTECH Holdings Corp. 4.75% due 10/15/10	70,000	63,795
Harrah’s Operating Co., Inc. 5.50% due 07/01/10	190,000	189,924
Harrah’s Operating Co., Inc. 5.63% due 06/01/15	80,000	78,594
Harrah’s Operating Co., Inc. 8.00% due 02/01/11	400,000	442,058
Hilton Hotels Corp. 7.20% due 12/15/09	34,000	35,701
MGM Mirage, Inc. 5.88% due 02/27/14	60,000	57,300
Mohegan Tribal Gaming Authority 6.13% due 02/15/13	15,000	14,738
		8,729,729

INFORMATION TECHNOLOGY — 1.8%

Computer Services — 0.1%
Activant Solutions, Inc. 10.07% due 01/03/06*(12)	15,000	15,468
Electronic Data Systems Corp. 7.45% due 10/15/29	260,000	276,554
Unisys Corp. 8.00% due 10/15/12	20,000	18,500

Consumer Staples — 0.0%
Computer Sciences Corp. 3.50% due 04/15/08	30,000	28,777

Electronics — 0.0%
Avnet, Inc. 6.00% due 09/01/15	30,000	29,184

Telecommunications — 1.7%
America Movil SA de CV 6.38% due 03/01/35	37,000	36,493
American Cellular Corp., Series B 10.00% due 08/01/11	100,000	108,500
AT&T Broadband Corp. 8.38% due 03/15/13	480,000	555,589
AT&T Corp. 9.05% due 11/15/11	99,000	109,576
AT&T Wireless Services, Inc. 7.88% due 03/01/11	1,046,000	1,173,670
ICO North America, Inc. 7.50% due 08/15/09 (convertible) *(4)(5)	10,000	13,900
LCI International, Inc. 7.25% due 06/15/07	215,000	216,075
New England Telephone & Telegraph Co. 7.88% due 11/15/29	35,000	38,979
SBC Communications, Inc. 5.30% due 11/15/10	660,000	662,000
Sprint Capital Corp. 6.13% due 11/15/08	175,000	179,955
Sprint Capital Corp. 6.88% due 11/15/28	222,000	242,577
Sprint Capital Corp. 7.63% due 01/30/11	290,000	319,792
Sprint Capital Corp. 8.38% due 03/15/12	290,000	336,099
Triton Pcs, Inc. 8.50% due 06/01/13	25,000	23,250
Verizon New York, Inc. 6.88% due 04/01/12	29,000	30,230
		4,415,168

MATERIALS — 0.7%

Chemicals — 0.3%
BCI US Finance Corp. 9.65% due 01/15/06*(12)	75,000	75,938
Cytec Industries, Inc. 6.00% due 10/01/15	60,000	57,147
du Pont (E.I.) de Nemours & Co. 4.13% due 04/30/10	14,000	13,518
ICI North America, Inc. 8.88% due 11/15/06	60,000	61,809
Lubrizol Corp. 4.63% due 10/01/09	30,000	29,404
Lubrizol Corp. 5.50% due 10/01/14	130,000	130,345
Lubrizol Corp. 6.50% due 10/01/34	500,000	522,017

Forest Products — 0.2%
Consumers International, Inc. 10.25% due 04/01/05†(3)(4)(5)	20,000	0
Neenah Paper, Inc. 7.38% due 11/15/14	10,000	9,025
Pliant Corp. 11.13% due 09/01/09†(3)	41,000	36,490
Temple-Inland, Inc. 6.63% due 01/15/18	380,000	391,498

Metals & Minerals — 0.1%
Barrick Gold Finance Co. 5.80% due 11/15/34	35,000	34,048
Crown Cork & Seal Co., Inc. 8.00% due 04/15/23	25,000	24,000
Newmont Mining Corp. 8.63% due 05/15/11	30,000	34,587
Phelps Dodge Corp. 6.13% due 03/15/34	74,000	72,773

Plastic — 0.1%
Sealed Air Corp. 5.38% due 04/15/08*	245,000	245,919
Sealed Air Corp. 5.63% due 07/15/13*	45,000	44,670
		1,783,188

MUNICIPAL BONDS — 0.1%

Municipal Bonds — 0.1%
Phoenix, Arizona Civic Improvement Corp. Excise Tax Revenue 6.30% due 07/01/08	100,000	103,505
Southern California Public Power Authority Project, Series B 6.93% due 05/15/17	125,000	146,420
		249,925

REAL ESTATE — 2.3%

Real Estate Companies — 0.7%
AMB Property LP, Series MTN 5.45% due 12/01/10	400,000	402,590
EOP Operating LP 6.75% due 02/15/12	240,000	254,696
ERP Operating LP 5.13% due 03/15/16	115,000	110,764
ERP Operating LP 6.63% due 03/15/12	350,000	375,874
Liberty Property LP 7.25% due 03/15/11	170,000	184,728
Liberty Property LP 8.50% due 08/01/10	180,000	203,229
Regency Centers LP 4.95% due 04/15/14	140,000	135,269
Susa Partnership LP 6.95% due 07/01/06	90,000	90,853

Real Estate Investment Trusts — 1.6%
Avalon Bay Communities, Inc., Series MTN 7.50% due 12/15/10	370,000	408,384
Commercial Net Lease Realty 6.15% due 12/15/15	30,000	30,447
Developers Diversified Realty Corp. 5.00% due 05/03/10	530,000	522,193
Duke Realty LP 6.75% due 05/30/08	380,000	392,757
Federal Realty Investment Trust 5.65% due 06/01/16	105,000	105,595
Health Care Property Investors, Inc. 6.00% due 03/01/15	240,000	243,494
Health Care Property Investors, Inc. 6.45% due 06/25/12	120,000	125,776
Healthcare Realty Trust, Inc. 8.13% due 05/01/11	260,000	287,978
Kimco Realty Corp. 5.58% due 11/23/15	370,000	372,537
Regency Centers LP 5.25% due 08/01/15	180,000	176,708
Regency Centers LP 7.75% due 04/01/09	100,000	108,578
Simon Property Group LP 4.60% due 06/15/10	200,000	194,970
Simon Property Group LP 5.10% due 06/15/15	190,000	183,760
Simon Property Group LP 5.38% due 06/01/11	320,000	320,765
Spieker Properties LP 7.65% due 12/15/10	280,000	315,722
		5,547,667

U.S. GOVERNMENT AGENCIES — 6.2%

U.S. Government Agencies — 6.2%
Federal Home Loan Bank 3.88% due 12/20/06	235,000	233,038
Federal Home Loan Bank 4.50% due 09/08/08	130,000	129,272
Federal Home Loan Bank 5.38% due 02/15/07	65,000	65,417
Federal Home Loan Mtg. Corp. 4.13% due 07/12/10	124,000	120,919
Federal Home Loan Mtg. Corp. 4.45% due 03/06/08	235,000	233,292
Federal Home Loan Mtg. Corp. 4.50% due 04/01/19	893,813	871,095
Federal Home Loan Mtg. Corp. 5.00% due 07/01/20	87,452	86,588
Federal Home Loan Mtg. Corp. 5.00% due 05/01/34	425,803	413,067
Federal Home Loan Mtg. Corp. 5.00% due 06/01/34	535,500	519,484
Federal Home Loan Mtg. Corp. 5.00% due 08/01/35	296,361	286,914
Federal Home Loan Mtg. Corp. 5.00% due 11/01/35	699,170	676,884
Federal Home Loan Mtg. Corp. 5.50% due 07/01/34	220,840	219,029
Federal Home Loan Mtg. Corp. 5.50% due 07/01/35	633,475	627,800
Federal Home Loan Mtg. Corp. 5.70% due 12/31/06 (17)	931	44,827
Federal Home Loan Mtg. Corp. 6.00% due 12/01/33	305,860	309,444
Federal Home Loan Mtg. Corp. 6.50% due 05/01/16	36,072	37,053
Federal Home Loan Mtg. Corp. 6.50% due 05/01/29	25,271	25,994
Federal Home Loan Mtg. Corp. 6.50% due 07/01/35	38,458	39,421
Federal Home Loan Mtg. Corp. 6.88% due 09/15/10	79,000	85,996
Federal Home Loan Mtg. Corp. 7.00% due 04/01/32	71,950	74,933
Federal Home Loan Mtg. Corp. 8.50% due 11/01/08	17,158	17,316
Federal Home Loan Mtg. Corp. 8.50% due 12/01/19	460	494
Federal Home Loan Mtg. Corp., Series 1226 Z 7.75% due 03/15/22(7)	7,807	7,810
Federal Home Loan Mtg. Corp., Series 1577 PK 6.50% due 09/15/23(7)	60,000	62,955
Federal National Mtg. Assoc. 3.88% due 02/01/08	250,000	245,770
Federal National Mtg. Assoc. 4.56% due 01/01/15	978,048	950,404
Federal National Mtg. Assoc. 4.75% due 12/15/10	69,000	69,001
Federal National Mtg. Assoc. 4.85% due 12/31/05	849,027	839,152

Federal National Mtg. Assoc. 5.00% due 03/01/18	541,117	536,105
Federal National Mtg. Assoc. 5.00% due 06/01/19	185,614	183,725
Federal National Mtg. Assoc. 5.00% due 03/01/34	746,384	724,659
Federal National Mtg. Assoc. 5.25% due 08/01/12	109,000	110,046
Federal National Mtg. Assoc. 5.50% due 03/01/18	190,241	191,504
Federal National Mtg. Assoc. 5.50% due 07/01/19	207,901	209,262
Federal National Mtg. Assoc. 5.50% due 12/01/33	610,652	606,173
Federal National Mtg. Assoc. 5.50% due 05/01/34	211,172	209,623
Federal National Mtg. Assoc. 5.50% due 06/01/34	163,829	162,382
Federal National Mtg. Assoc. 5.93% due 02/01/11	649,471	681,319
Federal National Mtg. Assoc. 6.00% due 06/01/17	107,842	110,238
Federal National Mtg. Assoc. 6.00% due 12/01/33	374,021	377,926
Federal National Mtg. Assoc. 6.00% due 05/01/34	267,532	270,062
Federal National Mtg. Assoc. 6.00% due 08/01/34	228,719	230,908
Federal National Mtg. Assoc. 6.00% due 10/01/34	385,763	389,410
Federal National Mtg. Assoc. 6.00% due 06/01/35	56,075	56,607
Federal National Mtg. Assoc. 6.06% due 09/01/11	87,888	91,626
Federal National Mtg. Assoc. 6.11% due 05/01/11	389,811	408,108
Federal National Mtg. Assoc. 6.27% due 11/01/07	166,373	168,574
Federal National Mtg. Assoc. 6.34% due 01/01/08	105,801	107,483
Federal National Mtg. Assoc. 6.36% due 07/01/08	96,335	98,322
Federal National Mtg. Assoc. 6.43% due 01/01/08	125,667	127,854
Federal National Mtg. Assoc. 6.50% due 06/01/13	260,414	267,904
Federal National Mtg. Assoc. 6.50% due 09/01/32	304,241	312,677
Federal National Mtg. Assoc. 6.50% due 04/01/34	193,953	198,978
Federal National Mtg. Assoc. 6.59% due 11/01/07	89,576	91,120
Federal National Mtg. Assoc., Series 1991-117 G 8.00% due 09/25/06(7)	1,596	1,603
Federal National Mtg. Assoc., Series O 7.00% due 12/31/17 (12) (17)	1,000	54,350
Government National Mtg. Assoc. 6.00% due 09/15/32	76,103	78,017
Government National Mtg. Assoc. 6.00% due 12/15/33	458,241	469,761
Government National Mtg. Assoc. 7.00% due 12/15/22	3,250	3,415
Government National Mtg. Assoc. 7.00% due 01/15/23	683	719
Government National Mtg. Assoc. 7.00% due 01/15/28	43,281	45,486
Government National Mtg. Assoc. 7.00% due 09/15/28	60,205	63,272
Government National Mtg. Assoc. 7.00% due 07/15/31	72,042	75,637
Government National Mtg. Assoc. 7.00% due 03/15/32	7,302	7,666
Government National Mtg. Assoc. 7.50% due 01/15/32	68,693	72,253
Government National Mtg. Assoc. 8.00% due 11/15/31	8,509	9,106
Government National Mtg. Assoc. 8.50% due 11/15/17	5,931	6,394
Government National Mtg. Assoc. 9.00% due 11/15/21	1,360	1,485
Government National Mtg. Assoc., Series 2005-74 HA 7.50% due 09/16/35(7)	1,489	1,572
Government National Mtg. Assoc., Series 2005-74 HB 7.50% due 09/16/35(7)	65,799	68,965
Tennessee Valley Authority 4.65% due 06/15/35	78,000	73,744
		15,249,409

U.S. GOVERNMENT OBLIGATIONS — 14.9%

U.S. Treasuries — 14.9%
United States Treasury Bonds 5.38% due 02/15/31	648,000	727,886
United States Treasury Bonds 5.50% due 08/15/28	1,500,000	1,686,621
United States Treasury Bonds 6.25% due 08/15/23(2)	3,320,000	3,964,548
United States Treasury Bonds 6.63% due 02/15/27	300,000	380,602
United States Treasury Bonds 6.88% due 08/15/25	1,810,000	2,330,940
United States Treasury Bonds 7.13% due 02/15/23	600,000	776,156
United States Treasury Bonds 7.50% due 11/15/24	400,000	543,859
United States Treasury Bonds 11.25% due 02/15/15	1,450,000	2,183,156
United States Treasury Notes 2.25% due 02/15/07	6,000	5,857
United States Treasury Notes 2.50% due 10/31/06	23,000	22,645
United States Treasury Notes 2.63% due 05/15/08	2,019,000	1,939,502
United States Treasury Notes 2.63% due 03/15/09	3,000,000	2,843,790
United States Treasury Notes 2.75% due 06/30/06	1,421,000	1,407,657
United States Treasury Notes 3.13% due 09/15/08	2,950,000	2,855,854
United States Treasury Notes 3.25% due 08/15/07	500,000	490,957
United States Treasury Notes 3.25% due 08/15/08	6,100,000	5,931,061
United States Treasury Notes 3.38% due 02/15/08	2,400,000	2,350,594
United States Treasury Notes 3.38% due 10/15/09	47,000	45,386
United States Treasury Notes 3.63% due 01/15/10	66,000	64,190
United States Treasury Notes 3.88% due 09/15/10	36,000	35,250
United States Treasury Notes 3.88% due 02/15/13	65,000	63,002
United States Treasury Notes 4.00% due 02/15/14	3,500,000	3,405,119
United States Treasury Notes 4.00% due 02/15/15	52,000	50,416
United States Treasury Notes 4.25% due 10/15/10	60,000	59,686
United States Treasury Notes 4.25% due 08/15/15	97,000	95,746
United States Treasury Notes 4.50% due 11/15/10	30,000	30,162
United States Treasury Notes 4.50% due 11/15/15	27,000	27,221
United States Treasury Notes 4.88% due 02/15/12	75,000	77,001
United States Treasury Notes 5.00% due 02/15/11	23,000	23,726
United States Treasury Notes 5.63% due 05/15/08	1,450,000	1,489,536
United States Treasury Notes 6.50% due 10/15/06(2)	250,000	253,799
		36,161,923

UTILITIES — 2.0%

Electric Utilities — 1.7%
AEP Texas North Co., Series B 5.50% due 03/01/13	170,000	172,030
AES Corp. 7.75% due 03/01/14	95,000	99,631
American Electric Power Co., Inc., Series A 6.13% due 05/15/06	67,000	67,303
Arizona Public Service Co. 5.80% due 06/30/14	340,000	350,417
Calpine Corp. 4.75% due 11/15/23	285,000	74,100
Calpine Corp. 8.75% due 07/15/13*	225,000	184,500
Centerpoint Energy Houston Electric, LLC, Series L2 5.60% due 07/01/23	46,000	45,515
Centerpoint Energy, Inc., Series B 5.88% due 06/01/08	440,000	445,945
Cleco Power, LLC 6.50% due 12/01/35	70,000	70,464
Consolidated Edison, Inc. 3.63% due 08/01/08	68,000	65,900

CP&L, Inc. 5.25% due 12/15/15	60,000	59,924
Entergy Louisiana, Inc. 5.83% due 11/01/10	90,000	90,276
Exelon Generation Co., LLC 5.35% due 01/15/14	250,000	249,254
Indiantown Cogeneration LP, Series A-9 9.26% due 12/15/10	26,407	28,425
Mirant Corp. 7.90% due 07/15/09†*(3)	50,000	63,000
NSTAR 8.00% due 02/15/10	170,000	188,348
Pepco Holdings, Inc. 5.50% due 08/15/07	341,000	343,064
PSE&G Power, LLC 3.75% due 04/01/09	140,000	133,984
PSE&G Power, LLC 5.50% due 12/01/15	30,000	29,782
PSE&G Power, LLC 6.88% due 04/15/06	180,000	180,932
PSE&G Power, LLC 7.75% due 04/15/11	30,000	33,215
PSI Energy, Inc. 6.12% due 10/15/35	35,000	35,792
PSI Energy, Inc. 7.85% due 10/15/07	102,000	106,680
Puget Sound Energy, Inc. 5.20% due 10/01/15	103,000	101,838
Reliant Energy Resources Corp. 7.75% due 02/15/11	60,000	66,341
Reliant Energy, Inc. 9.50% due 07/15/13	50,000	50,125
Southern California Edison Co. 6.38% due 01/15/06	300,000	300,104
Texas-New Mexico Power Co. 6.25% due 01/15/09	140,000	143,688
TXU Corp. 4.80% due 11/15/09	270,000	259,705
Virginia Electric and Power Co., Series A 5.75% due 03/31/06	59,000	59,133

Gas & Pipeline Utilities — 0.2%
Energen Corp., Series MTN 7.63% due 12/15/10	260,000	281,823
Kinder Morgan Finance Co., ULC 6.40% due 01/05/36	35,000	35,871
NGC Corp. Capital Trust, Series B 8.32% due 06/01/27	65,000	57,525
Southern California Gas Co. 5.75% due 11/15/35	70,000	71,550

Telephone — 0.1%
Alltel Corp. 4.66% due 05/17/07	66,000	65,700
GTE Northwest, Inc. 5.55% due 10/15/08	30,000	29,840
New York Telephone Co. 7.00% due 06/15/13	44,000	46,350
Verizon New York, Inc., Series B 7.38% due 04/01/32	132,000	138,773
		4,826,847

TOTAL BONDS & NOTES (cost $114,778,106)		115,179,247

Foreign Bonds & Notes — 6.6%

CONSUMER DISCRETIONARY — 0.0%

Apparel & Textiles — 0.0%
Bombardier Recreational Products 8.38% due 12/15/13	20,000	20,025

Retail — 0.0%
Jean Coutu Group, Inc. 8.50% due 08/01/14	45,000	41,175
		61,200

CONSUMER STAPLES — 0.3%

Food, Beverage & Tobacco — 0.3%
Companhia Brasileira de Bebidas 8.75% due 09/15/13	245,000	286,344
Companhia Brasileira de Bebidas 10.50% due 12/15/11	190,000	233,700
Diageo Capital PLC 4.38% due 05/03/10	65,000	63,399
		583,443

ENERGY — 0.1%

Energy Sources — 0.1%
Husky Oil, Ltd. 7.55% due 11/15/16	160,000	185,598
Nexen, Inc. 5.88% due 03/10/35	74,000	72,766
PTT Public Co., Ltd. 5.88% due 08/03/35*	45,000	43,344
		301,708

FINANCE — 2.1%

Banks — 1.0%
HBOS Capital Funding LP 6.85% due 03/23/09	88,000	89,434
HBOS PLC 3.50% due 11/30/07*	110,000	107,347

National Australia Bank, Ltd., Series A 8.60% due 05/19/10	380,000	432,537
NIB Capital Bank NV 5.82% due 12/11/13*(11)	60,000	59,337
Oversea-Chinese Banking Corp., Ltd. 7.75% due 09/06/11*	410,000	460,789
Resona Bank Ltd. 5.85% due 04/15/16*(11)	500,000	497,887
Royal Bank of Scotland Group PLC 6.40% due 04/01/09	330,000	346,273
Scotland International Finance BV 7.70% due 08/15/10*	300,000	334,115

Financial Services — 0.7%
Aiful Corp. 4.45% due 02/16/10*	520,000	504,069
Aiful Corp. 5.00% due 08/10/10*	140,000	138,203
Elan Finance PLC 7.75% due 11/15/11	80,000	74,800
Fosters Financial Corp. 5.88% due 06/15/35*	45,000	43,825
Nell AF SARL 8.38% due 08/15/15*	75,000	74,250
UFJ Finance Aruba AEC 6.75% due 07/15/13	750,000	818,899

Insurance — 0.4%
AXA 8.60% due 12/15/30	390,000	521,175
Fairfax Financial Holdings, Ltd. 8.25% due 10/01/15	55,000	50,531
VTB Capital SA 6.25% due 06/30/35*	315,000	320,512
XL Capital Finance PLC 6.50% due 01/15/12	155,000	163,745
5,037,728

FOREIGN GOVERNMENT BONDS — 1.2%

Foreign Government — 0.6%
Federal Republic of Brazil 8.00% due 01/15/18	40,000	43,160
Federal Republic of Brazil 10.50% due 07/14/14	75,000	91,913
Federal Republic of Brazil 12.50% due 01/05/16(4)	BRL	925,000	403,498
Province of Quebec 7.50% due 09/15/29	81,000	106,389
Republic of Argentina 4.01% due 08/03/12(12)	620,000	485,460
Republic of Argentina 8.28% due 12/31/33	159,908	133,124
Republic of Trinidad & Tobago 9.75% due 07/01/20*	205,000	291,921
Republic of Turkey 9.00% due 06/30/11	75,000	85,500
Republic of Turkey 11.88% due 01/15/30	210,000	322,875
Republic of Uruguay 17.75% due 02/04/06(4)	UYU	10,300,000	234,684
Republic of Venezuela 8.50% due 10/08/14	40,000	44,000
Republic of Venezuela 9.25% due 09/15/27	280,000	331,800
Russian Federation 5.00% due 03/31/30(9)	281,000	317,163
United Mexican States, Series A 6.63% due 03/03/15	40,000	43,800
United Mexican States, Series MTNA 7.50% due 04/08/33	47,000	55,648
2,990,935

INDUSTRIAL & COMMERCIAL — 0.4%

Aerospace & Military Technology — 0.1%
SCL Terminal Aereo Santiago SA 6.95% due 07/01/12*	287,773	296,317

Machinery — 0.0%
Atlas Copco AB 6.50% due 04/01/08*	29,000	29,726

Multi-Industry — 0.3%
Tyco International Group SA 6.13% due 01/15/09	15,000	15,331
Tyco International Group SA 6.38% due 02/15/06	210,000	210,343
Tyco International Group SA 6.38% due 10/15/11	185,000	192,140
Tyco International Group SA 6.75% due 02/15/11	209,000	219,740
963,597

INFORMATION & ENTERTAINMENT — 0.4%

Broadcasting & Media — 0.2%
British Sky Broadcasting Group PLC 6.88% due 02/23/09	130,000	136,184
BSKYB Finance UK PLC 5.63% due 10/15/15*	520,000	517,595
Grupo Televisa SA 6.63% due 03/18/25	145,000	147,753
Telenet Group Holding NV 11.50% due 06/15/14*(9)	98,000	80,360
881,892

INFORMATION TECHNOLOGY — 1.0%

Telecommunications — 1.0%
France Telecom SA 8.50% due 03/01/31	375,000	500,348
Telecom Italia Capital SA 4.00% due 01/15/10	63,000	60,004
Telecom Italia Capital SA 5.25% due 10/01/15	190,000	184,543
Telecom Italia Capital SA 6.00% due 09/30/34	731,000	704,213
Telecomunicaciones de Puerto Rico, Inc. 6.65% due 05/15/06	450,000	452,513
Telefonica Europe BV 7.75% due 09/15/10	260,000	284,704
TELUS Corp. 7.50% due 06/01/07	101,000	104,296
TELUS Corp. 8.00% due 06/01/11	78,000	87,443
2,378,064

MATERIALS — 0.7%

Chemicals — 0.3%
Yara International ASA 5.25% due 12/15/14*	640,000	626,760

Forest Products — 0.2%
Abitibi-Consolidated, Inc. 8.55% due 08/01/10	30,000	30,375

Celulosa Arauco y Constitucion SA 5.13% due 07/09/13	535,000	517,171

Metals & Minerals — 0.2%
Alcan, Inc. 6.45% due 03/15/11	130,000	137,133
Inco, Ltd. 7.20% due 09/15/32	361,000	397,186
Noranda, Inc. 6.00% due 10/15/15	30,000	30,293
Teck Cominco, Ltd. 6.13% due 10/01/35	35,000	34,613
		1,773,531

REAL ESTATE — 0.0%

Real Estate Companies — 0.0%
Brascan Corp. 8.13% due 12/15/08	70,000	75,659

UTILITIES — 0.4%

Telephone — 0.4%
Deutsche Telekom International Finance BV 8.50% due 06/15/10	330,000	374,144
Deutsche Telekom International Finance BV 8.75% due 06/15/30	430,000	546,904
		921,048

TOTAL FOREIGN BONDS & NOTES (cost $15,601,311)		15,967,602

Rights — 0.0%
Republic of Argentina expires 12/15/35(14) (cost $21,605)	445,103	23,145

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $216,884,248)		234,547,191

Short-Term Investment Securities — 0.3%

U.S. GOVERNMENT AGENCIES — 0.3%
Federal Home Loan Bank Disc. Notes 3.40% due 01/03/06(2) (cost $699,868)	700,000	699,868

Repurchase Agreements — 2.8%

Agreement with State Street Bank & Trust Co., bearing interest at 2.05%, dated 12/30/05, to be repurchased 01/03/06 in the amount of $2,486,566, and collateralized by $1,825,000 of United States Treasury Bonds, bearing interest at 8.13%, due 08/15/19 and having an approximate value of $2,539,031		2,486,000	2,486,000
State Street Bank & Trust Co. Joint Repurchase Agreement (2)(8)		2,119,000	2,119,000
UBS Securities, LLC Joint Repurchase Agreement (8)		2,150,000	2,150,000

TOTAL REPURCHASE AGREEMENTS (cost $6,755,000)			6,755,000

TOTAL INVESTMENTS — (cost $224,339,109)@	99.4%		242,002,059
Other assets less liabilities—	0.6		1,511,761

NET ASSETS—	100.0%		$243,513,820

†	Non-income producing security
*

Securities exempt from regisration under Rule 144A of the Securities Act of 1933. The portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the aggregate value of these securities was $12,729,751 representing 5.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

@	See Note 3 for cost of investments on a tax basis.
(1)	Denominated in United States dollars unless otherwise indicated.
(2)	The security or a portion thereof represents collateral for open futures contracts.
(3)	Bond in default
(4)	Fair valued security; see Note 1.
(5)	Illiquid security
(6)	Commercial Mortgage-Backed Security
(7)	Collateralized Mortgage Obligation
(8)	See Note 2 for details of Joint Repurchase Agreement
(9)	Security is a “step-up” bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(10)	Consists of more than one class of securities traded together as a unit.
(11)	Variable rate security—the rate reflected is as of December 31, 2005; maturity date reflects next reset date.
(12)	Floating security where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of December 31, 2005.
(13)	Security is a preferred stock where the dividend rate increases or steps up at a predetermined rate. The rate reflected is as of December 31, 2005.
(14)	Gross Domestic Product (“GDP”) linked security. Income is linked to the growth of Argentina’s GDP.
(15)	Company has filed for Chapter 11 bankruptcy protection.
(16)	Variable rate security — the rate reflected is as of December 31, 2005; maturity date reflects stated maturity date.
(17)	Perpetual maturity date. The maturity date shown represents the call date.
ADR-	American Depository Receipt
Pass Through-	These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

Open Futures Contracts

				Value as of	Unrealized
Number of Contracts	Description	Expiration Date	Value at Trade Date	December 31, 2005	Appreciation (Depreciation)
10 Long	U.S. Long Bond	March 2006	$1,124,327	$1,141,875	$17,548
34 Long	U.S. Treasury 2 YR Note	March 2006	6,977,915	6,976,375	(1,540)
41 Long	U.S. Treasury 10 YR Note	March 2006	4,462,921	4,485,656	22,735
					$38,743

Open Forward Foreign Currency Contracts

Contract				In	Delivery	Gross Unrealized
to Deliver				Exchange For	Date	Appreciation
*	ARS	690,000	USD	232,024	03/15/06	$8,015
*	BRL	520,000	USD	223,475	03/15/06	5,513
*	CAD	90,000	USD	78,365	03/15/06	776
*	CLP	80,290,000	USD	157,077	03/15/06	385
*	COP	245,060,000	USD	107,577	03/15/06	564
*	IDR	1,488,000,000	USD	148,429	03/15/06	369
*	MXN	1,610,000	USD	150,663	03/15/06	472
*	NOK	1,570,000	USD	238,157	03/15/06	4,558
*	RUB	2,300,000	USD	80,095	03/15/06	265
*	USD	1,607,082	JPY	190,200,000	02/01/06	12,283
*	USD	2,428,247	EUR	2,060,000	02/01/06	15,011
	USD	100,637	BRL	300,000	02/16/06	26,061
*	USD	117,978	ISK	7,540,000	03/15/06	186
*	USD	306,724	MXN	3,290,000	03/15/06	186
*	USD	77,261	CAD	90,000	03/15/06	329
*	USD	77,369	THB	3,200,000	03/15/06	504
	USD	348,143	TRY	480,000	03/15/06	537
*	USD	302,341	ILS	1,395,000	03/15/06	694
*	USD	119,890	SGD	200,000	03/15/06	708
*	USD	416,558	PHP	22,350,000	03/15/06	2,350
*	USD	303,046	TWD	9,990,000	03/15/06	3,264
*	USD	152,544	KRW	157,730,000	03/15/06	3,629
	USD	359,621	CNY	2,820,000	09/20/06	766
						87,424

Contract				In	Delivery	Gross Unrealized
to Deliver				Exchange For	Date	Depreciation
*	AUD	200,000	USD	146,260	02/01/06	$(199)
*	EUR	3,760,000	USD	4,417,159	02/01/06	(42,379)
*	GBP	240,000	USD	410,189	02/01/06	(2,673)
	HUF	32,920,000	USD	150,975	03/16/06	(2,875)
*	ILS	325,000	USD	70,546	03/15/06	(53)
	INR	3,590,000	USD	78,694	03/15/06	(755)
*	ISK	2,370,000	USD	37,098	03/15/06	(44)
*	JPY	208,750,000	USD	1,764,969	02/01/06	(12,331)
*	KRW	156,000,000	USD	153,594	03/15/06	(866)
*	PHP	17,890,000	USD	333,630	03/15/06	(1,684)
	SEK	1,250,000	USD	157,719	03/15/06	(484)
*	SGD	100,000	USD	60,035	03/15/06	(264)
*	SKK	7,425,000	USD	230,809	03/15/06	(2,216)
*	THB	6,500,000	USD	157,118	03/15/06	(1,062)
*	TWD	4,890,000	USD	148,429	03/15/06	(1,506)
*	USD	314,570	GBP	180,000	02/01/06	(4,924)
*	USD	146,833	AUD	200,000	02/01/06	(374)
*	USD	390,869	ARS	1,150,000	03/15/06	(17,521)
*	USD	397,232	BRL	930,000	03/15/06	(7,416)
*	USD	238,016	NOK	1,570,000	03/15/06	(4,417)
*	USD	231,437	IDR	2,292,000,000	03/15/06	(3,378)
*	USD	383,340	SKK	12,120,000	03/15/06	(2,968)
*	USD	373,325	COP	851,180,000	03/15/06	(1,630)
	USD	116,167	CHF	150,000	03/15/06	(1,174)
*	USD	391,441	RUB	11,250,000	03/15/06	(970)
*	USD	313,066	CLP	160,290,000	03/15/06	(247)
*	USD	154,097	ZAR	980,000	03/15/06	(36)
*	ZAR	1,480,000	USD	230,378	03/15/06	(2,286)
						(116,733)
Net Unrealized Appreciation (Depreciation)						$(29,309)

*             Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

ARS - Argentine Peso	ILS - Israeli Shekel	THB - Thailand Baht
AUD - Australian Dollar	INR - Indian Rupee	TRY - Turkish Lira
BRL - Brazilian Real	ISK- Iceland Krona	TWD - Taiwan Dollar
CAD - Canadian Dollar	JPY - Japanese Yen	USD - United States Dollar
CHF - Swiss Franc	KRW - South Korean Won	UYU - Uruguay Peso
CLP - Chilean Peso	MXN - Mexican Peso	ZAR - South African Rand
CNY - Yuan Renminbi	NOK - Norwegian Krone
COP - Colombian Peso	PHP - Philippine Peso
EUR - Euro	RUB - Russian Ruble
GBP - Pound Sterling	SEK - Swedish Krona
HUF - Hungarian Forint	SGD - Singapore Dollar
IDR - Indonesian Rupiah	SKK - Slovakian Koruna

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

MULTI-MANAGED

INCOME PORTFOLIO

Investment Portfolio — December 31, 2005

(unaudited)

Common Stock — 15.8%	Shares/ Principal Amount (1)	Value (Note 1)

CONSUMER DISCRETIONARY — 1.7%

Apparel & Textiles — 0.8%
Coach, Inc.†	11,145	$371,574
Gap, Inc.	5,200	91,728
NIKE, Inc., Class B	10,855	942,106

Automotive — 0.2%
Advanced Auto Parts, Inc.†	8,367	363,630

Retail — 0.7%
CVS Corp.	3,000	79,260
Federated Department Stores, Inc.	1,000	66,330
Home Depot, Inc.	4,300	174,064
J.C. Penney Co., Inc.	3,160	175,696
Kohl’s Corp.†	2,800	136,080
Lowe’s Cos., Inc.	4,680	311,969
Staples, Inc.	3,222	73,171
Urban Outfitters, Inc.†	4,500	113,895
Wal-Mart Stores, Inc.	2,700	126,360
		3,025,863
CONSUMER STAPLES — 0.4%

Food, Beverage & Tobacco — 0.3%
Altria Group, Inc.	4,200	313,824
Diageo PLC Sponsored ADR	2,200	128,260
PepsiCo, Inc.	2,900	171,332

Household & Personal Products — 0.1%
Procter & Gamble Co.	2,600	150,488
		763,904
ENERGY — 1.3%

Energy Services — 0.5%
BJ Services Co.	7,225	264,941
Smith International, Inc.†	2,500	92,775
Southern Co.	3,900	134,667
Suncor Energy, Inc.	6,100	385,093

Energy Sources — 0.8%
Amerada Hess Corp.	800	101,456
Chevron Corp.	3,452	195,970
ConocoPhillips	1,700	98,906
ENSCO International, Inc.	2,500	110,875
Exxon Mobil Corp.	5,200	292,084
Marathon Oil Corp.	2,200	134,134
Murphy Oil Corp.	4,765	257,262
Transocean, Inc.†	3,000	209,070
Ultra Petroleum Corp.	1,000	55,800
		2,333,033
FINANCE — 3.5%

Banks — 1.0%
Bank of America Corp.	7,170	330,896
Commerce Bancorp, Inc.	7,930	272,871

North Fork Bancorp., Inc.	5,450	149,112
U.S. Bancorp	4,600	137,494
Wachovia Corp.	4,200	222,012
Wells Fargo & Co.	11,115	698,355

Financial Services — 1.2%
American Express Co.	10,485	539,558
Ameriprise Financial, Inc.	774	31,734
Bear Stearns Co., Inc.	2,500	288,825
Capital One Financial Corp.	1,265	109,296
Citigroup, Inc.	5,903	286,473
Goldman Sachs Group, Inc.	4,055	517,864
J.P. Morgan Chase & Co.	5,800	230,202
Merrill Lynch & Co., Inc.	1,664	112,703
SLM Corp.	1,125	61,976

Insurance — 1.3%
Aetna, Inc.	14,960	1,410,878
Allstate Corp.	1,800	97,326
Berkshire Hathaway, Inc., Class B†	184	540,132
Chubb Corp.	1,400	136,710
		6,174,417
HEALTHCARE — 2.8%

Drugs — 1.7%
Amgen, Inc.†	2,000	157,720
AstraZeneca PLC ADR	1,900	92,340
Genentech, Inc.†	11,830	1,094,275
Genzyme Corp.†	3,200	226,496
Gilead Sciences, Inc.†	8,330	438,408
Invitrogen Corp.†	2,515	167,599
Merck & Co., Inc.	2,000	63,620
Pfizer, Inc.	9,362	218,322
Schering-Plough Corp.	7,600	158,460
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	11,565	497,411

Health Services — 0.9%
UnitedHealth Group, Inc.(2)	20,870	1,296,862
Wellpoint, Inc.†	2,900	231,391

Medical Products — 0.2%
Biogen Idec, Inc.†	2,000	90,660
Cardinal Health, Inc.	1,500	103,125
Medtronic, Inc.	2,400	138,168
		4,974,857
INDUSTRIAL & COMMERCIAL — 0.9%

Aerospace & Military Technology — 0.2%
Rockwell Automation, Inc.	1,700	100,572
United Technologies Corp.	3,540	197,921

Electrical Equipment — 0.1%
Ametek, Inc.	5,000	212,700

Machinery — 0.1%
Dover Corp.	2,338	94,666
IDEX Corp.	4,000	164,440

Multi-Industry — 0.4%
Danaher Corp.	1,800	100,404
General Electric Co.	12,800	448,640
ITT Industries, Inc.	1,017	104,568
Tyco International, Ltd.	3,500	101,010

Transportation — 0.1%
Norfolk Southern Corp.	2,500	112,075
		1,636,996
INFORMATION & ENTERTAINMENT — 0.4%

Broadcasting & Media — 0.2%
Comcast Corp., Class A†	4,900	127,204
News Corp., Class A	8,003	124,447
Omnicom Group, Inc.	1,000	85,130
Time Warner, Inc.	5,546	96,722

Leisure & Tourism — 0.2%
Carnival Corp.(10)	2,100	112,287
McDonald’s Corp.	2,000	67,440
Royal Caribbean Cruises, Ltd.	2,000	90,120
		703,350
INFORMATION TECHNOLOGY — 4.2%

Communication Equipment — 0.1%
QUALCOMM, Inc.	5,200	224,016

Computer Services — 0.1%
Sun Microsystems, Inc.†	51,795	217,021

Computer Software — 0.6%
Electronic Arts, Inc.†	12,260	641,321
Microsoft Corp.	14,300	373,945

Computers & Business Equipment — 1.4%
Apple Computer, Inc.†	28,200	2,027,298
Dell, Inc.†	2,800	83,972
EMC Corp.†	7,100	96,702
International Business Machines Corp.	3,783	310,962

Electronics — 0.5%
Broadcom Corp., Class A†	3,000	141,450
Intel Corp.	10,400	259,584
L-3 Communications Holdings, Inc.	1,000	74,350
National Semiconductor Corp.	5,000	129,900
Texas Instruments, Inc.	5,700	182,799

Internet Content — 1.0%
eBay, Inc.†	16,395	709,084
Google, Inc., Class A†	200	82,972
Yahoo!, Inc.†	22,735	890,757

Telecommunications — 0.5%
BellSouth Corp.	5,000	135,500
Corning, Inc.†	4,000	78,640
Motorola, Inc.	8,100	182,979
Nokia Oyj Sponsored ADR	5,000	91,500
Sprint Corp.	10,300	240,608
Verizon Communications, Inc.	4,300	129,516
		7,304,876
MATERIALS — 0.3%

Chemicals — 0.2%
Dow Chemical Co.	2,200	96,404
du Pont (E.I.) de Nemours & Co.	2,300	97,750
Huntsman Corp.†	11,100	191,142

Metals & Minerals — 0.1%
Alcoa, Inc.	2,200	65,054
Phelps Dodge Corp.†	700	100,709
		551,059
UTILITIES — 0.3%

Electric Utilities — 0.3%
AES Corp.†	16,070	254,388
FPL Group, Inc.	3,200	132,992
TXU Corp.	1,900	95,361
		482,741

TOTAL COMMON STOCK (cost $22,110,844)		27,951,096

Preferred Stock — 0.1%

FINANCE — 0.1%

Financial Services — 0.1%
General Electric Capital Corp. 4.50% due 01/28/35 (13)	2,000	46,380

Insurance — 0.0%
Endurance Specialty Holdings, Ltd. 7.75% due 12/15/15	1,500	35,550

TOTAL PREFERRED STOCK (cost $87,449)		81,930

Asset-Backed Securities — 14.9%

FINANCE — 14.4%

Financial Services — 14.4%
Aesop Funding II, LLC, Series 2003-3A A3 3.72% due 07/20/09*	$550,000	535,483
Aesop Funding II, LLC, Series 2005-1A 1A 3.95% due 04/20/08*	750,000	733,928
Asset Securitization Corp., Series 1997-D5 A1C 6.75% due 02/14/43(6)	85,000	87,558
Banc America Commercial Mtg. Inc., Series 2005-6 Class D 5.18% due 09/10/47(7)	45,000	44,754
Banc America Commercial Mtg. Inc., Series 2005-6 Class F 5.18% due 09/10/47(7)	90,000	88,967
Banc America Commercial Mtg. Inc., Series 2005-6 Class AJ 5.18% due 09/10/47(7)	45,000	45,059
Banc America Commercial Mtg. Inc.,Series 2005 6 Class A4 5.18% due 09/10/47(7)	105,000	106,098
Bank of America Mtg. Securities, Inc., Series 2004-J 2A1 4.79% due 11/25/34(7)(12)	317,403	314,070
Bank of America Mtg. Securities, Inc., Series 2005-A 2A2 4.49% due 02/25/35(7)(12)	1,160,642	1,137,530
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR6 A6 4.83% due 11/11/41(6)	930,000	907,533
Bear Stearns Commercial Mtg. Securities, Inc., Series 2005-PW10 Class F 5.48% due 12/11/40	85,000	85,435
Bear Stearns Commercial Mtg. Securities, Inc., Series 2005-PW10 Class C 5.48% due 12/11/40	40,000	40,568
Capital One Auto Finance Trust, Series 2003-B A4 3.18% due 09/15/10	990,000	972,217
Capital One Multi-Asset Execution Trust, Series 2003-A4 3.65% due 07/15/11	500,000	485,850
Capital One Prime Auto Receivable Trust, Series 2003-2 A4 2.88% due 06/15/10	990,000	971,291
Citibank Credit Card Issuance Trust, Series 2003-A6 2.90% due 05/17/10	990,000	947,785
Citibank Credit Card Issuance Trust, Series 2004-A4 3.20% due 08/24/09	500,000	487,657
Citigroup/Deutsche Bank Commercial Mtg.Trust, Series 2005-CD1 A4 5.23% due 07/15/44	300,000	303,127
Commercial Mortgage, Series 2004-LB2A A3 4.22% due 03/10/39	455,000	438,423
CS First Boston Mtg. Securities Corp., Series 1997-C1 A1C 7.24% due 06/20/29(6)	72,546	73,775
CS First Boston Mtg. Securities Corp., Series 1997-C2 A3 6.55% due 01/17/35(6)	200,000	204,802
CS First Boston Mtg. Securities Corp., Series 2005-TF3A A2 4.65% due 11/15/20(4)(7)(12)	225,000	224,999
DLJ Mtg. Acceptance Corp., Series 1997-CF2 A1B 6.82% due 10/15/30*(6)	260,054	265,645
Fleet Credit Card Master Trust II, Series 2003-A A 2.40% due 07/15/08	990,000	989,099

Greenwich Capital Commercial Funding Corp., Series 2005 GG3 A4 4.80% due 08/10/42(6)(16)	930,000	909,122
GSR Mtg. Loan Trust, Series 2005-AR2 1A2 4.69% due 04/25/35(7)(16)	765,189	764,714
Harley-Davidson Motorcycle Trust, Series 2004-3 A2 3.20% due 05/15/12	915,000	887,404
Hertz Vehicle Financing, LLC, Series 2004-1A A3 2.85% due 05/25/09*	1,100,000	1,054,067
Household Automotive Trust, Series 2003-2 A4 3.02% due 12/17/10	225,000	220,259
Household Automotive Trust, Series 2005-2 A2 4.16% due 09/17/08	277,000	275,788
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX A3 4.18% due 01/12/37(6)	600,000	581,838
LB-UBS Commercial Mtg. Trust, Series 2001-C7 A5 6.13% due 12/11/30(6)	240,000	252,096
Merrill Lynch Mortgage Trust, Series 2005-CIP1 A4 5.05% due 07/12/38(7)	400,000	396,411
Merrill Lynch Mtg. Investors, Inc., Series 2005-A1 2A1 4.61% due 12/25/34(7)(16)	432,117	425,348
Merrill Lynch Mtg. Investors, Inc., Series 2005-A2 A2 4.51% due 02/25/35(7)(16)	949,943	930,013
Morgan Stanley Capital I, Series 2005-T17 A5 4.78% due 12/13/41(6)	1,390,000	1,364,424
Mortgage It Trust, Series 2005-4 A1 4.66% due 10/25/35(7)(12)	936,508	936,976
Nissan Auto Receivables Owner Trust, Series 2004-A A4 2.76% due 07/15/09	690,000	668,530
Nomura Asset Securities Corp., Series 1998-D6 A1C 6.69% due 03/15/30(6)	500,000	540,526
Peco Energy Transition Trust, Series 2001-A A1 6.52% due 12/31/10	210,000	223,441
PP&L Transition Bond Co., LLC, Series 1999-1 A7 7.05% due 06/25/09	194,588	198,278
Residential Asset Securities Corp., Series 2003-KS10 AI6 4.54% due 10/25/33	230,000	224,892
USAA Auto Owner Trust, Series 2004-1 A4 2.67% due 10/15/10	990,000	962,559
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB A2 4.57% due 01/25/35(7)(12)	1,105,686	1,083,781
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2 2A2 4.56% due 03/25/35(7)(12)	869,608	853,476
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR4 2A2 4.53% due 04/25/35(7)(16)	787,979	773,693
WFS Financial Owner Trust, Series 2005-3 A2 4.11% due 06/17/08	392,000	390,843
		25,410,132

REAL ESTATE — 0.5%

Real Estate Investment Trusts — 0.5%
IMPAC CMB Trust, Series 2005-4 1A1A 4.65% due 06/25/35(7)(12)	872,834	873,837

TOTAL ASSET-BACKED SECURITIES (cost $ 26,782,771)		26,283,969

Bonds & Notes — 57.9%

CONSUMER DISCRETIONARY — 1.7%

Appliances & Household Durables — 0.3%
D.R. Horton, Inc. 5.38% due 06/15/12	45,000	43,499
D.R. Horton, Inc. 5.63% due 09/15/14	285,000	274,528
D.R. Horton, Inc. 6.88% due 05/01/13	210,000	219,145

Automotive — 0.5%
Cooper-Standard Automotive, Inc. 8.38% due 12/15/14	10,000	7,600
DaimlerChrysler NA Holding Corp. 4.05% due 06/04/08	180,000	175,229
DaimlerChrysler NA Holding Corp. 4.88% due 06/15/10	15,000	14,646
DaimlerChrysler NA Holding Corp. 8.50% due 01/18/31	475,000	574,758
Dana Corp. 5.85% due 01/15/15	10,000	7,100
Dura Operating Corp., Series B 8.63% due 04/15/12	13,000	10,725
Ford Motor Co. 7.45% due 07/16/31	165,000	112,200

Housing & Household Durables — 0.5%
Centex Corp. 5.70% due 05/15/14	80,000	79,053
Centex Corp. 7.50% due 01/15/12	120,000	130,499
Centex Corp. 7.88% due 02/01/11	220,000	241,526
Lennar Corp. 7.63% due 03/01/09	90,000	95,443
Pulte Homes, Inc. 7.88% due 08/01/11	100,000	109,857
Pulte Homes, Inc. 8.13% due 03/01/11	185,000	203,751

Retail — 0.4%
May Department Stores Co. 8.00% due 07/15/12	420,000	475,923
Staples, Inc. 7.38% due 10/01/12	185,000	206,217
		2,981,699

CONSUMER STAPLES — 0.6%

Food, Beverage & Tobacco — 0.6%
Alliance One International, Inc. 12.75% due 11/15/12	40,000	32,600
Altria Group, Inc. 7.00% due 11/04/13	385,000	421,283
Coca-Cola Enterprises, Inc. 8.50% due 02/01/22	31,000	40,758
ConAgra Foods, Inc. 6.00% due 09/15/06	27,000	27,187
ConAgra Foods, Inc. 6.75% due 09/15/11	300,000	319,552
Fosters Finance Corp. 6.88% due 06/15/11*	15,000	16,159
Philip Morris Cos., Inc. 6.38% due 02/01/06	160,000	160,155
		1,017,694
EDUCATION — 0.2%

Education — 0.2%
Massachusetts Institute of Technology 7.25% due 11/02/96	200,000	258,515

ENERGY — 2.9%

Energy Services — 0.7%
Consolidated Natural Gas Co., Series B 5.38% due 11/01/06	17,000	17,048
Enterprise Products Operating LP 6.88% due 03/01/33	20,000	21,187
Hanover Compressor Co. 9.00% due 06/01/14	15,000	16,350
Hilcorp Energy I LP 10.50% due 09/01/10*	15,000	16,613
Keyspan Corp. 4.90% due 05/16/08	76,000	75,970
Motiva Enterprises, LLC 5.20% due 09/15/12*	290,000	292,332
PacifiCorp, Series MBIA 6.38% due 05/15/08	280,000	289,462
Petroleum Export Peloil 5.27% due 06/15/11*	305,000	308,224
Premcor Refining Group, Inc. 6.13% due 05/01/11	220,000	227,375
Seitel, Inc. 11.75% due 07/15/11	20,000	22,250

Energy Sources — 2.2%
Alliant Energy Resources, Inc. 9.75% due 01/15/13	420,000	522,285
Amerada Hess Corp. 7.88% due 10/01/29	650,000	787,074
ConocoPhillips 7.00% due 03/30/29	59,000	70,874
Devon Financing Corp., ULC 7.88% due 09/30/31	320,000	406,624
El Paso Production Holding Co. 7.75% due 06/01/13	75,000	77,813
Encore Acquisition Co. 6.00% due 07/15/15	9,000	8,280
Encore Acquisition Co. 6.25% due 04/15/14	6,000	5,700
NRG Energy, Inc. 8.00% due 12/15/13	12,000	13,380
Pemex Project Funding Master Trust 6.13% due 08/15/08	260,000	265,200
Pemex Project Funding Master Trust 6.63% due 06/15/35	1,575,000	1,578,938
Petro-Canada 7.00% due 11/15/28	34,000	38,676
Sempra Energy 4.62% due 05/17/07	32,000	31,773
		5,093,428

FINANCE — 13.0%

Banks — 2.2%
Bank of America Corp. 7.40% due 01/15/11	600,000	660,914
BankBoston Capital Trust IV 5.06% due 03/08/06(12)	36,000	34,735
BB&T Corp. 4.75% due 10/01/12	410,000	402,776
Charter One Bank 6.38% due 05/15/12	83,000	89,224
Colonial Bank NA 6.38% due 12/01/15	15,000	15,424
First Maryland Capital II 5.10% due 02/01/06(12)	32,000	31,320
HSBC Bank USA, Series BKNT 5.63% due 08/15/35	15,000	14,671
Huntington National Bank 4.65% due 06/30/09	380,000	377,464
J.P. Morgan Chase Bank NA 6.13% due 11/01/08	27,000	27,762
Key Bank NA 7.00% due 02/01/11	15,000	16,300
MBNA America Bank NA 5.38% due 01/15/08	380,000	383,298
MBNA America Bank NA 7.13% due 11/15/12	15,000	16,769
Mizuho Financial Group Cayman, Ltd. 5.79% due 04/15/14*	650,000	671,499
National City Bank 3.38% due 10/15/07	43,000	41,874
NationsBank Corp. 7.80% due 09/15/16	12,000	14,395
NCNB Corp. 9.38% due 09/15/09	80,000	91,614
PNC Bank NA 4.88% due 09/21/17	30,000	28,744
Popular North America, Inc. 4.25% due 04/01/08	47,000	46,098
State Street Bank & Trust Co. 5.30% due 01/15/16	9,000	9,102

U.S. Bancorp 7.50% due 06/01/26	245,000	301,310
UOB Cayman, Ltd. 5.80% due 03/15/16* (11)	30,000	30,342
US Bank NA 3.90% due 08/15/08	6,000	5,867
Wachovia Bank NA, Series BKNT 4.80% due 11/01/14	15,000	14,558
Washington Mutual Bank FA 5.50% due 01/15/13	38,000	38,593
Wells Fargo & Co. 4.59% due 03/15/06(12)	16,000	16,019
Wells Fargo & Co. 6.38% due 08/01/11	370,000	396,584
World Savings Bank FSB 4.13% due 12/15/09	72,000	70,090

Financial Services — 7.0%
Ameriprise Financial, Inc. 5.35% due 11/15/10	306,000	308,097
Ameriprise Financial, Inc. 5.65% due 11/15/15	355,000	360,748
Bae Systems Holdings, Inc. 4.75% due 08/15/10*	64,000	62,854
Bae Systems Holdings, Inc. 5.20% due 08/15/15*	41,000	40,178
Bae Systems Holdings, Inc. 6.40% due 12/15/11*	63,000	66,786
Bear Stearns Co., Inc. 5.30% due 10/30/15	15,000	14,967
BHP Billiton Finance USA, Ltd. 5.00% due 12/15/10	30,000	30,004
Citigroup, Inc. 5.00% due 09/15/14	1,244,000	1,224,538
Consolidated Communications Illinois/Texas Holdings, Inc. 9.75% due 04/01/12	34,000	36,210
Countrywide Home Loans, Inc., Series MTNJ 5.50% due 08/01/06	61,000	61,249
Countrywide Home Loans, Inc., Series MTNK 5.50% due 02/01/07	30,000	30,146
Credit Suisse First Boston USA 5.13% due 08/15/15	1,250,000	1,237,916
ERAC USA Finance Co. 5.60% due 05/01/15*	340,000	338,589
ERAC USA Finance Co. 8.00% due 01/15/11*	110,000	122,896
Farmers Exchange Capital 7.05% due 07/15/28*	630,000	666,355
Ford Motor Credit Co. 5.70% due 01/15/10	170,000	144,511
Ford Motor Credit Co. 5.80% due 01/12/09	27,000	23,553
Ford Motor Credit Co. 6.38% due 11/05/08	33,000	29,590
Ford Motor Credit Co. 7.38% due 10/28/09	170,000	150,770
Ford Motor Credit Co. 8.63% due 11/01/10	15,000	13,680
General Electric Capital Corp., Series MTN 2.80% due 01/15/07	43,000	42,122
General Electric Capital Corp., Series MTNA 5.38% due 03/15/07	41,000	41,258
General Electric Capital Corp., Series MTNA 6.00% due 06/15/12	630,000	663,510
General Electric Capital Corp., Series MTNA 6.75% due 03/15/32	53,000	62,214
General Motors Acceptance Corp. 6.88% due 08/28/12	360,000	324,480
General Motors Acceptance Corp. 8.00% due 11/01/31	135,000	129,314
Goldman Sachs Group, Inc. 6.60% due 01/15/12	350,000	375,966
Household Finance Corp. 6.38% due 10/15/11	870,000	919,657
Household Finance Corp. 7.00% due 05/15/12	30,000	32,816
HSBC Finance Corp. 6.75% due 05/15/11	490,000	525,854
ING USA Global Funding Trust 4.50% due 10/01/10	30,000	29,409
J.P. Morgan Chase & Co. 5.13% due 09/15/14	1,535,000	1,519,514
J.P. Morgan Chase & Co. 5.15% due 10/01/15	5,000	4,929
J.P. Morgan Chase & Co. 6.75% due 02/01/11	250,000	267,769
Lehman Brothers Holdings, Inc. 4.50% due 07/26/10	30,000	29,371
MBNA Corp. 4.63% due 09/15/08	51,000	50,630
Morgan Stanley 4.75% due 04/01/14	1,140,000	1,093,337
Morgan Stanley 5.38% due 10/15/15	30,000	30,029
Morgan Stanley 6.75% due 04/15/11	340,000	366,019
Morgan Stanley Capital I, Series D 5.21% due 11/14/42	35,000	34,743
Morgan Stanley Capital I, Series G 5.21% due 11/14/42(4)	55,000	54,022
Overseas Private Investment Corp., Series 96-A 6.99% due 01/15/09	48,333	49,844
PNC Funding Corp. 5.13% due 12/14/10	30,000	30,096
PNC Funding Corp. 5.75% due 08/01/06	39,000	39,189
Pricoa Global Funding I 4.63% due 06/25/12*	15,000	14,611
PX Escrow Corp. 9.63% due 02/01/06(9)	25,000	23,750
Residential Capital Corp. 6.38% due 06/30/10	62,000	62,999
Residential Capital Corp. 6.88% due 06/30/15	34,000	36,128
Salomon Smith Barney Holdings, Inc. 5.88% due 03/15/06	44,000	44,109
SB Treasury Co., LLC 9.40% due 06/30/08*(11)	480,000	525,659
Sovereign Bancorp, Inc. 4.80% due 09/01/10*	46,000	45,083
Transamerica Finance Corp. 6.40% due 09/15/08	16,000	16,581
Xlliac Global Funding 4.80% due 08/10/10*	25,000	24,685

Insurance — 3.8%
AAG Holding Co., Inc. 6.88% due 06/01/08	190,000	192,858
ACE Capital Trust II 9.70% due 04/01/30	400,000	556,573
ACE INA Holdings, Inc. 5.88% due 06/15/14	50,000	51,722
ACE INA Holdings, Inc. 8.30% due 08/15/06	140,000	142,841
Allstate Corp. 5.55% due 05/09/35	15,000	14,699
Allstate Corp. 7.20% due 12/01/09	38,000	40,918
Allstate Financing II 7.83% due 12/01/45	53,000	55,926
Ambac Financial Group, Inc. 5.95% due 12/05/35	30,000	30,720
American Financial Group, Inc. 7.13% due 04/15/09	280,000	297,025
Americo Life, Inc. 7.88% due 05/01/13*	22,000	22,763
Assurant, Inc. 6.75% due 02/15/34	15,000	16,302
Chubb Corp. 6.00% due 11/15/11	21,000	21,877
Equitable Cos., Inc. 7.00% due 04/01/28	160,000	187,080
Everest Reinsurance Group, Ltd. 5.40% due 10/15/14	55,000	54,242
Everest Reinsurance Holdings, Inc. 8.75% due 03/15/10	385,000	435,889
Florida Windstorm Underwriting Assoc. 7.13% due 02/25/19*	350,000	405,259
ING Groep NV 5.78% due 12/08/15	18,000	18,243
Jackson National Life Insurance Co. 8.15% due 03/15/27*	49,000	61,910
Liberty Mutual Group, Inc. 5.75% due 03/15/14*	190,000	187,544
Liberty Mutual Insurance Co. 7.70% due 10/15/97*	320,000	337,324
MetLife, Inc. 5.70% due 06/15/35	680,000	682,519
Metropolitan Life Global Funding 4.63% due 08/19/10*	15,000	14,755
Metropolitan Life Global Funding I 4.25% due 07/30/09*	33,000	32,366
MIC Financing Trust I Pass Through 8.38% due 02/01/27*	13,000	13,320
Ohio Casualty Corp. 7.30% due 06/15/14	33,000	35,469
Protective Life Secured Trust, Series MTN 4.00% due 04/01/11	390,000	374,056
ReliaStar Financial Corp. 8.00% due 10/30/06	250,000	255,517
Selective Insurance Group, Inc. 6.70% due 11/01/35*	15,000	15,292
St Paul Travelers Cos., Inc. 5.50% due 12/01/15	35,000	35,252
St Paul Travelers Cos., Inc. 5.75% due 03/15/07	260,000	261,369
Torchmark Corp. 6.25% due 12/15/06	210,000	211,595
Travelers Property Casualty Corp. 3.75% due 03/15/08	90,000	87,778
Travelers Property Casualty Corp. 6.38% due 03/15/33	330,000	351,408
Unitrin, Inc. 4.88% due 11/01/10	295,000	289,453
W.R. Berkley Capital Trust 8.20% due 12/15/45	380,000	389,463
W.R. Berkley Corp. 5.60% due 05/15/15	210,000	209,379
Willis Group North America, Inc. 5.63% due 07/15/15	145,000	144,944
XL Capital, Ltd. 5.25% due 09/15/14	165,000	161,053
		23,017,383

HEALTHCARE — 0.9%

Drugs — 0.4%
Genentech, Inc. 5.25% due 07/15/35	76,000	73,240
Merck & Co., Inc. 2.50% due 03/30/07	24,000	23,264
Pfizer, Inc. 2.50% due 03/15/07	44,000	42,797
Wyeth 6.00% due 02/15/36	15,000	15,447
Wyeth 6.95% due 03/15/11	460,000	496,231

Health Services — 0.5%
HCA, Inc. 6.95% due 05/01/12	35,000	36,304
Humana, Inc. 7.25% due 08/01/06	440,000	444,201
Laboratory Corp. of America Holdings 5.63% due 12/15/15	395,000	400,237
Psychiatric Solutions, Inc. 7.75% due 07/15/15	20,000	20,650
Universal Hospital Services, Inc. 10.13% due 11/01/11	15,000	15,525

Medical Products — 0.0%
Boston Scientific Corp. 6.25% due 11/15/35	15,000	15,775
CDRV Investors, Inc. 9.63% due 01/01/15(9)	20,000	12,250
		1,595,921
INDUSTRIAL & COMMERCIAL — 0.9%

Aerospace & Military Technology — 0.1%
Goodrich Corp. 7.50% due 04/15/08	170,000	178,486
Raytheon Co. 6.75% due 08/15/07	45,000	46,101

Business Services — 0.4%
Affinity Group, Inc. 9.00% due 02/15/12	10,000	9,988
Hutchison Whampoa International, Ltd. 5.45% due 11/24/10*	510,000	514,090
Monitronics International, Inc. 11.75% due 09/01/10	20,000	19,750
PHH Corp. 6.00% due 03/01/08	41,000	41,601
Rent-Way, Inc. 11.88% due 06/15/10	24,000	25,530
Service Corp. International 6.75% due 04/01/16	15,000	14,625

Transportation — 0.4%
BNSF Funding Trust I 6.61% due 01/15/26	325,000	338,328
Burlington Northern Santa Fe Corp. 7.29% due 06/01/36	17,000	20,873
Burlington Northern Santa Fe Corp. 8.13% due 04/15/20	16,000	20,115
Canadian National Railway Co. 6.38% due 10/15/11	30,000	31,957
FedEx Corp., Series 981A Pass Through 6.72% due 01/15/22	148,356	162,036
Navistar International Corp. 6.25% due 03/01/12	10,000	8,950
Norfolk Southern Corp. 5.59% due 05/17/25	32,000	31,969
Ryder Systems, Inc., Series MTN 5.00% due 06/15/12	31,000	29,510
		1,493,909
INFORMATION & ENTERTAINMENT — 4.8%

Broadcasting & Media — 3.4%
AOL Time Warner, Inc. 7.63% due 04/15/31	450,000	501,142
Chancellor Media Corp. 8.00% due 11/01/08	390,000	414,628
Charter Communications Holdings, LLC 11.13% due 01/15/11	30,000	16,500
Clear Channel Communications, Inc. 5.00% due 03/15/12	130,000	123,371
Clear Channel Communications, Inc. 6.88% due 06/15/18	30,000	30,220
Clear Channel Communications, Inc. 7.65% due 09/15/10	330,000	353,241
Comcast Cable Communications, Inc. 8.50% due 05/01/27	80,000	98,139
Comcast Corp. 5.65% due 06/15/35	230,000	211,631
Comcast Corp. 6.50% due 11/15/35	345,000	351,575
Cox Communications, Inc. 5.45% due 12/15/14	480,000	468,385
Cox Communications, Inc. 7.63% due 06/15/25	18,000	20,195
Cox Communications, Inc. 7.75% due 11/01/10	409,000	442,976
Liberty Media Corp. 7.75% due 07/15/09	370,000	388,426
News America Holdings, Inc. 7.60% due 10/11/15	160,000	182,635
News America, Inc. 5.30% due 12/15/14	365,000	362,265
News America, Inc. 6.20% due 12/15/34	270,000	268,191
News America, Inc. 6.40% due 12/15/35	15,000	15,119
News America, Inc. 7.30% due 04/30/28	15,000	16,458
Nexstar Finance, Inc. 7.00% due 01/15/14	10,000	9,162
Paxson Communications Corp. 10.78% due 04/15/06	50,000	48,062
Paxson Communications Corp. 12.25% due 01/15/09(9)	45,000	47,644
Time Warner Entertainment Co., LP 8.38% due 03/15/23	458,000	529,591
Time Warner, Inc. 6.63% due 05/15/29	15,000	14,979
Turner Broadcasting, Inc. 8.38% due 07/01/13	140,000	161,225
USA Interactive 7.00% due 01/15/13	370,000	380,686
Viacom, Inc. 6.63% due 05/15/11	31,000	32,287
Viacom, Inc. 7.88% due 07/30/30	480,000	548,105
Young Broadcasting, Inc. 10.00% due 03/01/11	25,000	23,406

Entertainment Products — 0.3%
Walt Disney Co. 5.38% due 06/01/07	500,000	503,156

Leisure & Tourism — 1.1%
American Airlines, Inc., Series 01-1 Pass Through 6.82% due 05/23/11	35,000	33,433
American Airlines, Inc., Series 2003-1 Pass Through 3.86% due 07/09/10	73,215	70,568
Atlas Air, Inc., Series 1999-1 B Pass Through 7.63% due 01/02/15	70,730	58,294
Atlas Air, Inc., Series 2000-1 A Pass Through 8.71% due 01/02/19	18,837	19,205
Atlas Air, Inc., Series 991-A Pass Through 7.20% due 01/02/19	3,774	3,737
Brunswick Corp. 5.00% due 06/01/11	24,000	23,603
Continental Airlines, Inc., Series 98-3 Pass Through 6.32% due 11/01/08	450,000	447,311
Continental Airlines, Inc., Series 981A Pass Through 6.65% due 03/15/19	61,593	60,189
Continental Airlines, Inc., Series 99-2 Pass Through 7.73% due 03/15/11	2,269	1,892
Continental Airlines, Inc., Series 991C Pass Through 6.95% due 08/02/09	10,754	9,631

Delta Air Lines, Inc. 8.30% due 12/15/29(3)(15)	15,000	3,375
Delta Air Lines, Inc. 10.00% due 08/15/08(3)(15)	15,000	3,300
GTECH Holdings Corp. 4.50% due 12/01/09	340,000	313,387
GTECH Holdings Corp. 4.75% due 10/15/10	70,000	63,795
Harrah’s Operating Co., Inc. 5.50% due 07/01/10	190,000	189,924
Harrah’s Operating Co., Inc. 5.63% due 06/01/15	80,000	78,594
Harrah’s Operating Co., Inc. 8.00% due 02/01/11	440,000	486,264
Hilton Hotels Corp. 7.20% due 12/15/09	14,000	14,700
MGM Mirage, Inc. 5.88% due 02/27/14	30,000	28,650
Mohegan Tribal Gaming Authority 6.13% due 02/15/13	15,000	14,738
		8,487,990

INFORMATION TECHNOLOGY — 2.3%

Computer Services — 0.2%
Activant Solutions, Inc. 10.07% due 01/03/06*(12)	5,000	5,156
Electronic Data Systems Corp. 7.45% due 10/15/29	260,000	276,554
Unisys Corp. 8.00% due 10/15/12	10,000	9,250

Consumer Staples — 0.0%
Computer Sciences Corp. 3.50% due 04/15/08	15,000	14,389

Electronics — 0.0%
Avnet, Inc. 6.00% due 09/01/15	15,000	14,592

Telecommunications — 2.1%
America Movil SA de CV 6.38% due 03/01/35	18,000	17,753
American Cellular Corp., Series B 10.00% due 08/01/11	35,000	37,975
AT&T Broadband Corp. 8.38% due 03/15/13	450,000	520,865
AT&T Corp. 7.30% due 01/05/06	114,000	126,178
AT&T Wireless Services, Inc. 7.88% due 03/01/11	958,000	1,074,930
Dobson Communications Corp. 8.40% due 01/15/06*	10,000	9,950
ICO North America, Inc. 7.50% due 08/15/09 (convertible)*(4)(5)	5,000	6,950
LCI International, Inc. 7.25% due 06/15/07	100,000	100,500
New England Telephone & Telegraph Co. 7.88% due 11/15/29	15,000	16,705
SBC Communications, Inc. 5.30% due 11/15/10	680,000	682,060
Sprint Capital Corp. 6.13% due 11/15/08	180,000	185,096
Sprint Capital Corp. 6.88% due 11/15/28	214,000	233,836
Sprint Capital Corp. 7.63% due 01/30/11	290,000	319,792
Sprint Capital Corp. 8.38% due 03/15/12	280,000	324,509
Verizon New York, Inc. 6.88% due 04/01/12	12,000	12,509
		3,989,549

MATERIALS — 0.9%

Chemicals — 0.5%
BCI US Finance Corp. 9.65% due 01/15/06*(12)	50,000	50,625
Cytec Industries, Inc. 6.00% due 10/01/15	30,000	28,574
du Pont (E.I.) de Nemours & Co. 4.13% due 04/30/10	6,000	5,793
ICI North America, Inc. 8.88% due 11/15/06	30,000	30,904
Lubrizol Corp. 4.63% due 10/01/09	15,000	14,702
Lubrizol Corp. 5.50% due 10/01/14	130,000	130,346
Lubrizol Corp. 6.50% due 10/01/34	510,000	532,457

Forest Products — 0.2%
Consumers International, Inc. 10.25% due 04/01/05†(3)(4)(5)	20,000	0
Neenah Paper, Inc. 7.38% due 11/15/14	10,000	9,025
Pliant Corp. 11.13% due 09/01/09†(3)	24,000	21,360
Temple-Inland, Inc. 6.63% due 01/15/18	390,000	401,801

Metals & Minerals — 0.0%
Barrick Gold Finance Co. 5.80% due 11/15/34	15,000	14,592
Crown Cork & Seal Co., Inc. 8.00% due 04/15/23	15,000	14,400
Newmont Mining Corp. 8.63% due 05/15/11	15,000	17,294
Phelps Dodge Corp. 6.13% due 03/15/34	32,000	31,469

Plastic — 0.2%
Sealed Air Corp. 5.38% due 04/15/08*	275,000	276,032
Sealed Air Corp. 5.63% due 07/15/13*	65,000	64,523
		1,643,897
MUNICIPAL BONDS — 0.1%

Municipal Bonds — 0.1%
Phoenix, Arizona Civic Improvement Corp. Excise Tax Revenue 6.30% due 07/01/08	100,000	103,505
Southern California Public Power Authority Project, Series B 6.93% due 05/15/17	125,000	146,420
		249,925
REAL ESTATE — 3.3%

Real Estate Companies — 1.1%
AMB Property LP, Series MTN 5.45% due 12/01/10	415,000	417,687
EOP Operating LP 6.75% due 02/15/12	240,000	254,696
ERP Operating LP 5.13% due 03/15/16	125,000	120,396
ERP Operating LP 6.63% due 03/15/12	370,000	397,352
Liberty Property LP 7.25% due 03/15/11	200,000	217,327
Liberty Property LP 8.50% due 08/01/10	220,000	248,391
Regency Centers LP 4.95% due 04/15/14	130,000	125,607
Susa Partnership LP 6.95% due 07/01/06	95,000	95,900

Real Estate Investment Trusts — 2.2%
Avalon Bay Communities, Inc., Series MTN 7.50% due 12/15/10	490,000	540,833
Commercial Net Lease Realty 6.15% due 12/15/15	15,000	15,223
Developers Diversified Realty Corp. 5.00% due 05/03/10	540,000	532,046
Duke Realty LP 6.75% due 05/30/08	380,000	392,757
Federal Realty Investment Trust 5.65% due 06/01/16	105,000	105,595
Health Care Property Investors, Inc. 6.00% due 03/01/15	280,000	284,076
Health Care Property Investors, Inc. 6.45% due 06/25/12	40,000	41,926
Healthcare Realty Trust, Inc. 8.13% due 05/01/11	295,000	326,744
Kimco Realty Corp. 5.58% due 11/23/15	375,000	377,571
Regency Centers LP 5.25% due 08/01/15	180,000	176,708
Regency Centers LP 7.75% due 04/01/09	110,000	119,436
Simon Property Group LP 4.60% due 06/15/10	215,000	209,593
Simon Property Group LP 5.10% due 06/15/15	200,000	193,431
Simon Property Group LP 5.38% due 06/01/11	330,000	330,789
Spieker Properties LP 7.65% due 12/15/10	310,000	349,549
		5,873,633

U.S. GOVERNMENT AGENCIES — 5.0%

U.S. Government Agencies — 5.0%
Federal Home Loan Bank 4.50% due 09/08/08	70,000	69,608
Federal Home Loan Mtg. Corp. 4.45% due 03/06/08	130,000	129,055
Federal Home Loan Mtg. Corp. 4.50% due 04/01/19	353,325	344,344
Federal Home Loan Mtg. Corp. 5.00% due 05/01/34	281,857	273,426
Federal Home Loan Mtg. Corp. 5.00% due 06/01/34	176,473	171,195
Federal Home Loan Mtg. Corp. 5.00% due 08/01/35	148,180	143,457
Federal Home Loan Mtg. Corp. 5.00% due 11/01/35	249,703	241,744
Federal Home Loan Mtg. Corp. 5.50% due 07/01/34	128,824	127,767
Federal Home Loan Mtg. Corp. 5.50% due 07/01/35	341,102	338,046
Federal Home Loan Mtg. Corp. 5.70% due 12/31/06 (17)	436	20,993
Federal Home Loan Mtg. Corp. 6.00% due 12/01/33	178,353	180,443
Federal Home Loan Mtg. Corp. 6.50% due 05/01/16	18,036	18,526
Federal Home Loan Mtg. Corp. 6.50% due 05/01/29	33,775	34,742
Federal Home Loan Mtg. Corp. 6.50% due 11/01/34	46,055	47,201
Federal Home Loan Mtg. Corp. 6.88% due 09/15/10	120,000	130,626
Federal Home Loan Mtg. Corp. 7.00% due 04/01/32	35,975	37,467
Federal Home Loan Mtg. Corp. 8.50% due 11/01/08	19,137	19,313
Federal Home Loan Mtg. Corp. 8.50% due 12/01/19	526	565
Federal Home Loan Mtg. Corp., Series 1226 Z 7.75% due 03/15/22(7)	10,929	10,934
Federal Home Loan Mtg. Corp., Series 1577 PK 6.50% due 09/15/23(7)	96,000	100,728
Federal National Mtg. Assoc. 4.56% due 01/01/15	978,048	950,404
Federal National Mtg. Assoc. 4.75% due 12/15/10	15,000	15,000
Federal National Mtg. Assoc. 4.85% due 12/31/05	849,027	839,151
Federal National Mtg. Assoc. 5.00% due 03/01/18	111,489	110,457
Federal National Mtg. Assoc. 5.00% due 06/01/19	92,807	91,863
Federal National Mtg. Assoc. 5.00% due 03/01/34	344,571	334,541
Federal National Mtg. Assoc. 5.25% due 08/01/12	23,000	23,221
Federal National Mtg. Assoc. 5.50% due 03/01/18	103,768	104,456
Federal National Mtg. Assoc. 5.50% due 07/01/19	124,055	124,868
Federal National Mtg. Assoc. 5.50% due 06/01/20	195,462	196,709
Federal National Mtg. Assoc. 5.50% due 12/01/33	265,798	263,849
Federal National Mtg. Assoc. 5.50% due 05/01/34	35,196	34,938
Federal National Mtg. Assoc. 5.50% due 06/01/34	81,915	81,191
Federal National Mtg. Assoc. 5.93% due 02/01/11	935,075	976,516
Federal National Mtg. Assoc. 6.00% due 06/01/17	53,921	55,119
Federal National Mtg. Assoc. 6.00% due 12/01/33	149,609	151,171
Federal National Mtg. Assoc. 6.00% due 05/01/34	124,848	126,029
Federal National Mtg. Assoc. 6.00% due 08/01/34	114,360	115,455
Federal National Mtg. Assoc. 6.00% due 10/01/34	182,940	184,669
Federal National Mtg. Assoc. 6.00% due 06/01/35	28,038	28,304
Federal National Mtg. Assoc. 6.06% due 09/01/11	276,841	288,616
Federal National Mtg. Assoc. 6.11% due 05/01/11	311,848	326,487
Federal National Mtg. Assoc. 6.27% due 11/01/07	76,442	77,453
Federal National Mtg. Assoc. 6.34% due 01/01/08	16,928	17,197
Federal National Mtg. Assoc. 6.36% due 07/01/08	96,335	98,322
Federal National Mtg. Assoc. 6.43% due 01/01/08	22,440	22,831
Federal National Mtg. Assoc. 6.50% due 08/01/16	40,824	41,997
Federal National Mtg. Assoc. 6.50% due 09/01/32	152,120	156,339
Federal National Mtg. Assoc. 6.50% due 04/01/34	88,160	90,445
Federal National Mtg. Assoc. 6.59% due 11/01/07	89,576	91,120
Federal National Mtg. Assoc., Series 1991-117 G 8.00% due 09/25/06(7)	638	641
Federal National Mtg. Assoc., Series O 7.00% due 12/31/17 (12) (17)	468	25,436
Government National Mtg. Assoc. 6.00% due 02/15/33	142,672	146,251
Government National Mtg. Assoc. 7.00% due 04/15/23	3,396	3,575
Government National Mtg. Assoc. 7.00% due 05/15/23	1,912	2,013
Government National Mtg. Assoc. 7.00% due 09/15/28	6,233	6,551

Government National Mtg. Assoc. 7.00% due 11/15/28	73,268	77,001
Government National Mtg. Assoc. 7.00% due 03/15/29	25,410	26,691
Government National Mtg. Assoc. 7.00% due 07/15/31	52,010	54,606
Government National Mtg. Assoc. 7.50% due 01/15/32	34,347	36,127
Government National Mtg. Assoc. 8.00% due 02/15/30	8,778	9,398
Government National Mtg. Assoc. 8.50% due 11/15/17	6,186	6,668
Government National Mtg. Assoc. 9.00% due 11/15/21	1,530	1,670
Government National Mtg. Assoc., Series 2005-74 HA 7.50% due 09/16/35(7)	3,198	3,376
Government National Mtg. Assoc., Series 2005-74 HB 7.50% due 09/16/35(7)	24,128	25,289
Government National Mtg. Assoc., Series 2005-74 HC 7.50% due 09/16/35(7)	14,841	15,666
Tennessee Valley Authority 4.65% due 06/15/35	36,000	34,036
		8,933,890

U.S. GOVERNMENT OBLIGATIONS — 17.0%

U.S. Treasuries — 17.0%
United States Treasury Bond Strip zero coupon due 11/15/21(2)	1,900,000	910,436
United States Treasury Bond Strip zero coupon due 11/15/27	900,000	330,050
United States Treasury Bonds 5.38% due 02/15/31	462,000	518,956
United States Treasury Bonds 5.50% due 08/15/28	400,000	449,766
United States Treasury Bonds 6.38% due 08/15/27	1,550,000	1,920,123
United States Treasury Bonds 6.63% due 02/15/27	250,000	317,168
United States Treasury Bonds 6.88% due 08/15/25	1,300,000	1,674,155
United States Treasury Bonds 7.13% due 02/15/23	300,000	388,078
United States Treasury Bonds 7.50% due 11/15/24	500,000	679,824
United States Treasury Bonds 11.25% due 02/15/15	950,000	1,430,344
United States Treasury Notes 2.25% due 02/15/07	2,000	1,952
United States Treasury Notes 2.63% due 05/15/08	2,000,000	1,921,250
United States Treasury Notes 2.63% due 03/15/09	3,000,000	2,843,790
United States Treasury Notes 2.75% due 07/31/06	1,000,000	990,586
United States Treasury Notes 3.13% due 09/15/08	2,000,000	1,936,172
United States Treasury Notes 3.25% due 08/15/08(2)	5,000,000	4,861,525
United States Treasury Notes 3.38% due 02/15/08	2,400,000	2,350,594
United States Treasury Notes 3.38% due 02/28/07	1,700,000	1,679,281
United States Treasury Notes 3.63% due 01/15/10	32,000	31,122
United States Treasury Notes 3.88% due 05/15/10	32,000	31,364
United States Treasury Notes 4.00% due 02/15/14	3,500,000	3,405,119
United States Treasury Notes 4.00% due 02/15/15	1,000,000	969,531
United States Treasury Notes 4.25% due 10/15/10	30,000	29,843
United States Treasury Notes 4.50% due 11/15/10	15,000	15,081
United States Treasury Notes 4.50% due 11/15/15	14,000	14,115
United States Treasury Notes 5.00% due 08/15/11	8,000	8,257
United States Treasury Notes 5.63% due 05/15/08(2)	3,000,000	3,081,798
United States Treasury Notes 6.50% due 10/15/06(2)	300,000	304,559
United States Treasury Notes 6.88% due 05/15/06	450,000	454,060
		33,548,898

UTILITIES — 2.3%

Electric Utilities — 2.0%
AEP Texas North Co., Series B 5.50% due 03/01/13	180,000	182,150
AES Corp. 7.75% due 03/01/14	40,000	41,950
American Electric Power Co., Inc., Series A 6.13% due 05/15/06	73,000	73,330
Arizona Public Service Co. 5.80% due 06/30/14	380,000	391,643
Calpine Corp. 4.75% due 11/15/23	130,000	33,800
Calpine Corp. 8.75% due 07/15/13*	110,000	90,200
Centerpoint Energy Houston Electric, LLC, Series L2 5.60% due 07/01/23	20,000	19,850
Centerpoint Energy, Inc., Series B 5.88% due 06/01/08	380,000	385,135
Cleco Power, LLC 6.50% due 12/01/35	30,000	30,199
Consolidated Edison, Inc. 3.63% due 08/01/08	32,000	31,012
CP&L, Inc. 5.25% due 12/15/15	30,000	29,962
Entergy Louisiana, Inc. 5.83% due 11/01/10	45,000	45,138

Exelon Generation Co., LLC 5.35% due 01/15/14	270,000	269,194
Indiantown Cogeneration LP, Series A-9 9.26% due 12/15/10	12,910	13,897
Mirant Corp. 7.90% due 07/15/09†*(3)	30,000	37,800
NSTAR 8.00% due 02/15/10	200,000	221,586
Pepco Holdings, Inc. 5.50% due 08/15/07	340,000	342,058
PSE&G Power, LLC 3.75% due 04/01/09	155,000	148,339
PSE&G Power, LLC 5.50% due 12/01/15	15,000	14,891
PSE&G Power, LLC 6.88% due 04/15/06	210,000	211,087
PSE&G Power, LLC 7.75% due 04/15/11	15,000	16,608
PSI Energy, Inc. 6.12% due 10/15/35	15,000	15,340
PSI Energy, Inc. 7.85% due 10/15/07	48,000	50,202
Puget Sound Energy, Inc. 5.20% due 10/01/15	47,000	46,470
Reliant Energy Resources Corp. 7.75% due 02/15/11	30,000	33,170
Reliant Energy, Inc. 9.50% due 07/15/13	25,000	25,062
Southern California Edison Co. 6.38% due 01/15/06	340,000	340,117
Texas-New Mexico Power Co. 6.25% due 01/15/09	150,000	153,951
TXU Corp. 4.80% due 11/15/09	280,000	269,324
Virginia Electric and Power Co., Series A 5.75% due 03/31/06	28,000	28,063

Gas & Pipeline Utilities — 0.2%
Energen Corp., Series MTN 7.63% due 12/15/10	290,000	314,341
Kinder Morgan Finance Co., ULC 6.40% due 01/05/36	15,000	15,373
NGC Corp. Capital Trust, Series B 8.32% due 06/01/27	35,000	30,975
Southern California Gas Co. 5.75% due 11/15/35	30,000	30,665

Telephone — 0.1%
Alltel Corp. 4.66% due 05/17/07	32,000	31,855
GTE Northwest, Inc. 5.55% due 10/15/08	15,000	14,920
New York Telephone Co. 7.00% due 06/15/13	22,000	23,175
Verizon New York, Inc., Series B 7.38% due 04/01/32	60,000	63,078
		4,115,910

TOTAL BONDS & NOTES (cost $101,626,766)		102,302,241

Foreign Bonds & Notes — 8.3%

CONSUMER DISCRETIONARY — 0.0%

Apparel & Textiles — 0.0%
Bombardier Recreational Products 8.38% due 12/15/13	20,000	20,025

Retail — 0.0%
Jean Coutu Group, Inc. 8.50% due 08/01/14	20,000	18,300
		38,325

CONSUMER STAPLES — 0.3%

Food, Beverage & Tobacco — 0.3%
Companhia Brasileira de Bebidas 8.75% due 09/15/13	270,000	315,563
Companhia Brasileira de Bebidas 10.50% due 12/15/11	180,000	221,400
Diageo Capital PLC 4.38% due 05/03/10	30,000	29,261
		566,224

ENERGY — 0.2%

Energy Sources — 0.2%
Husky Oil, Ltd. 7.55% due 11/15/16	200,000	231,998
Nexen, Inc. 5.88% due 03/10/35	33,000	32,450
PTT Public Co., Ltd. 5.88% due 08/03/35*	21,000	20,227
		284,675

FINANCE — 2.7%

Banks — 1.2%
HBOS Capital Funding LP 6.85% due 03/23/09	38,000	38,619
HBOS PLC 3.50% due 11/30/07*	53,000	51,722
National Australia Bank, Ltd., Series A 8.60% due 05/19/10	440,000	500,832
NIB Capital Bank NV 5.82% due 12/11/13*(11)	30,000	29,668
Oversea-Chinese Banking Corp., Ltd. 7.75% due 09/06/11*	330,000	370,879
Resona Bank Ltd. 5.85% due 04/15/16*(11)	515,000	512,824
Royal Bank of Scotland Group PLC 6.40% due 04/01/09	250,000	262,328
Scotland International Finance BV 7.70% due 08/15/10*	290,000	322,978

Financial Services — 0.9%
Aiful Corp. 4.45% due 02/16/10*	550,000	533,149
Aiful Corp. 5.00% due 08/10/10*	140,000	138,204
Elan Finance PLC 7.75% due 11/15/11	40,000	37,400
Fosters Financial Corp. 5.88% due 06/15/35*	20,000	19,478
Nell AF SARL 8.38% due 08/15/15*	25,000	24,750
UFJ Finance Aruba AEC 6.75% due 07/15/13	815,000	889,870

Insurance — 0.6%
AXA 8.60% due 12/15/30	410,000	547,901
Fairfax Financial Holdings, Ltd. 8.25% due 10/01/15	25,000	22,969
VTB Capital SA 6.25% due 06/30/35*	350,000	356,125
XL Capital Finance PLC 6.50% due 01/15/12	160,000	169,027
		4,867,342

FOREIGN GOVERNMENT BONDS — 1.3%

Foreign Government — 1.3%
Federal Republic of Brazil 8.00% due 01/15/18	20,000	21,580
Federal Republic of Brazil 10.50% due 07/14/14	35,000	42,892
Federal Republic of Brazil 12.50% due 01/05/16(4)	BRL	955,000	416,585
Province of Quebec 7.50% due 09/15/29	41,000	53,851
Republic of Argentina 4.01% due 08/03/12(12)	595,000	465,885
Republic of Argentina 8.28% due 12/31/33	74,624	62,125
Republic of Trinidad & Tobago 9.75% due 07/01/20*	225,000	320,402
Republic of Turkey 9.00% due 06/30/11	35,000	39,900
Republic of Turkey 11.88% due 01/15/30	100,000	153,750
Republic of Uruguay 17.75% due 02/04/06(4)	UYU	11,100,000	252,911
Republic of Venezuela 8.50% due 10/08/14	20,000	22,000
Republic of Venezuela 9.25% due 09/15/27	150,000	177,750
Russian Federation 5.00% due 03/31/30*(9)	20,000	22,550
Russian Federation 5.00% due 03/31/30(9)	100,000	112,890
Russian Federation 8.25% due 03/31/10	15,000	15,966
United Mexican States, Series A 6.63% due 03/03/15	40,000	43,800
United Mexican States, Series MTNA 7.50% due 04/08/33	23,000	27,232
2,252,069

INDUSTRIAL & COMMERCIAL — 0.6%

Aerospace & Military Technology — 0.2%
SCL Terminal Aereo Santiago SA 6.95% due 07/01/12*	330,816	340,638

Machinery — 0.0%
Atlas Copco AB 6.50% due 04/01/08*	15,000	15,375

Multi-Industry — 0.4%
Tyco International Group SA 6.13% due 01/15/09	20,000	20,441
Tyco International Group SA 6.38% due 02/15/06	240,000	240,392
Tyco International Group SA 6.38% due 10/15/11	200,000	207,719
Tyco International Group SA 6.75% due 02/15/11	124,000	130,372
954,937

INFORMATION & ENTERTAINMENT — 0.4%

Broadcasting & Media — 0.4%
British Sky Broadcasting Group PLC 6.88% due 02/23/09	130,000	136,184
BSKYB Finance UK PLC 5.63% due 10/15/15*	530,000	527,548
Telenet Group Holding NV 11.50% due 06/15/14*(9)	39,000	31,980
695,712

INFORMATION TECHNOLOGY — 1.3%

Telecommunications — 1.3%
France Telecom SA 8.50% due 03/01/31	400,000	533,704
Telecom Italia Capital SA 4.00% due 01/15/10	30,000	28,574
Telecom Italia Capital SA 5.25% due 10/01/15	200,000	194,256
Telecom Italia Capital SA 6.00% due 09/30/34	708,000	682,055
Telecomunicaciones de Puerto Rico, Inc. 6.65% due 05/15/06	510,000	512,848
Telefonica Europe BV 7.75% due 09/15/10	290,000	317,555
TELUS Corp. 7.50% due 06/01/07	49,000	50,599
TELUS Corp. 8.00% due 06/01/11	38,000	42,600
2,362,191

MATERIALS — 1.0%

Chemicals — 0.4%
Yara International ASA 5.25% due 12/15/14*	650,000	636,553

Forest Products — 0.3%
Abitibi-Consolidated, Inc. 8.55% due 08/01/10	15,000	15,188
Celulosa Arauco y Constitucion SA 5.13% due 07/09/13	525,000	507,504

Metals & Minerals — 0.3%
Alcan, Inc. 6.45% due 03/15/11	150,000	158,230
Inco, Ltd. 7.20% due 09/15/32	358,000	393,885
Noranda, Inc. 6.00% due 10/15/15	15,000	15,147
Teck Cominco, Ltd. 6.13% due 10/01/35	15,000	14,834
		1,741,341

REAL ESTATE — 0.0%

Real Estate Companies — 0.0%
Brascan Corp. 8.13% due 12/15/08	33,000	35,668

UTILITIES — 0.5%

Telephone — 0.5%
Deutsche Telekom International Finance BV 8.50% due 06/15/10	290,000	328,794
Deutsche Telekom International Finance BV 8.75% due 06/15/30	450,000	572,341
		901,135

TOTAL FOREIGN BONDS & NOTES (cost $14,361,021)		14,661,000

Rights — 0.0%†
Republic of Argentina expires 12/15/35(14) (cost $10,083)	207,715	10,801

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $164,978,490)		171,291,037

Short-Term Investment Securities — 0.2%

U.S. GOVERNMENT AGENCIES — 0.2%
Federal Home Loan Bank Disc. Notes 3.40% due 01/03/06(2)
(cost $399,925)	400,000	399,924

Repurchase Agreements — 1.5%

Agreement with State Street Bank & Trust Co., bearing interest at 2.05%, dated 12/31/05, to be repurchased 01/03/06 in the amount of $530,121 and collateralized by $390,000 of United States Treasury Bonds, bearing interest at 8.13%, due 08/15/19 and having an approximate value of $542,588 (2)	530,000	530,000
State Street Bank & Trust Co. Joint Repurchase Agreement (2)(8)	592,000	592,000
UBS Securities, LLC Joint Repurchase Agreement (2)(8)	1,485,000	1,485,000

TOTAL REPURCHASE AGREEMENTS (cost $2,607,000)		2,607,000

TOTAL INVESTMENTS — (cost $167,985,409)@	98.7%	174,297,961
Other assets less liabilities—	1.3	2,353,081

NET ASSETS—	100.0%	$176,651,042

†	Non-income producing security
*	Securities exempt from regisration under Rule 144A of the Securities Act of 1933. The portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the aggregate value of these securities was $12,002,401 representing 6.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@	See Note 3 for cost of investments on a tax basis.
(1)	Denominated in United States dollars unless otherwise indicated.
(2)	The security or a portion thereof represents collateral for open futures contracts.
(3)	Bond in default
(4)	Fair valued security; see Note 1.
(5)	Illiquid security
(6)	Commercial Mortgage-Backed Security
(7)	Collateralized Mortgage Obligation
(8)	See Note 2 for details of Joint Repurchase Agreement
(9)	Security is a “step-up” bond where the coupon rate increases or steps up at a predetermined rate.
Rate shown reflects the increased rate.
(10)	Consists of more than one class of securities traded together as a unit.
(11)	Variable rate security—the rate reflected is as of December 31, 2005; maturity date reflects next reset date.
(12)	Floating security where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of December 31, 2005.
(13)	Security is a preferred stock where the dividend rate increases or steps up at a predetermined rate.
The rate reflected is as of December 31, 2005.
(14)	Gross Domestic Product (“GDP”) linked security. Income is linked to the growth of Argentina’s GDP.
(15)	Company has filed for Chapter 11 bankruptcy protection.
(16)	Variable rate security — the rate reflected is as of December 31, 2005; maturity date reflects stated maturity date.
(17)	Perpetual maturity date. The maturity date shown represents the call date.
ADR-	American Depository Receipt
Pass Through-	These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

Open Futures Contracts
				Value as of	Unrealized
Number of Contracts	Description	Expiration Date	Value at Trade Date	December 31, 2005	Appreciation (Depreciation)
17 Long	U.S. Long Bond	March 2006	$1,910,583	$1,941,188	$30,605
36 Long	U.S. Treasury 2 YR Note	March 2006	7,388,390	7,386,750	(1,640)
35 Long	U.S. Treasury 10 YR Note	March 2006	3,808,247	3,829,219	20,972
					$49,937

Open Forward Foreign Currency Contracts

Contract to Deliver				In Exchange For	Delivery Date	Gross Unrealized Appreciation
*	ARS	720,000	USD	242,112	03/15/06	$8,364
*	BRL	540,000	USD	232,088	03/15/06	5,744
*	CAD	90,000	USD	78,365	03/15/06	776
*	CLP	87,350,000	USD	170,889	03/15/06	418
*	COP	265,860,000	USD	116,708	03/15/06	612
*	IDR	1,510,000,000	USD	150,623	03/15/06	375
*	MXN	1,640,000	USD	153,477	03/15/06	489
*	NOK	1,650,000	USD	250,292	03/15/06	4,790
*	RUB	2,450,000	USD	85,318	03/15/06	283
*	USD	1,700,022	JPY	201,200,000	02/01/06	12,997
*	USD	2,275,832	EUR	1,930,000	02/01/06	13,240
	USD	107,347	BRL	320,000	02/16/06	27,799
*	USD	324,438	MXN	3,480,000	03/15/06	197
*	USD	130,340	ISK	8,330,000	03/15/06	205
*	USD	77,261	CAD	90,000	03/15/06	329
*	USD	89,097	THB	3,680,000	03/15/06	457
	USD	348,139	TRY	480,000	03/15/06	540
*	USD	304,508	ILS	1,405,000	03/15/06	699
*	USD	119,890	SGD	200,000	03/15/06	708
*	USD	437,241	PHP	23,460,000	03/15/06	2,472
*	USD	313,344	TWD	10,330,000	03/15/06	3,391
*	USD	153,936	KRW	159,170,000	03/15/06	3,662
	USD	380,025	CNY	2,980,000	09/20/06	809
						89,353

Contract to Deliver				In Exchange For	Delivery Date	Gross Unrealized Depreciation
*	AUD	220,000	USD	160,886	02/01/06	$(219)
*	EUR	3,670,000	USD	4,310,400	02/01/06	(42,394)
*	GBP	220,000	USD	376,025	02/01/06	(2,432)
	HUF	33,630,000	USD	154,231	03/16/06	(2,937)
*	ILS	305,000	USD	66,196	03/15/06	(59)
	INR	3,600,000	USD	78,913	03/15/06	(757)
*	ISK	2,420,000	USD	37,881	03/15/06	(45)
*	JPY	219,790,000	USD	1,858,175	02/01/06	(13,120)
*	KRW	158,000,000	USD	155,563	03/15/06	(877)
*	PHP	18,810,000	USD	350,794	03/15/06	(1,763)
	SEK	1,250,000	USD	157,719	03/15/06	(484)
*	SGD	100,000	USD	60,035	03/15/06	(264)
*	SKK	7,480,000	USD	232,473	03/15/06	(2,278)
*	THB	6,980,000	USD	168,644	03/15/06	(1,216)
*	TWD	5,150,000	USD	156,321	03/15/06	(1,587)
*	USD	314,570	GBP	180,000	02/01/06	(4,924)
*	USD	161,516	AUD	220,000	02/01/06	(411)
*	USD	398,304	ARS	1,170,000	03/15/06	(18,464)
*	USD	416,562	BRL	975,000	03/15/06	(7,884)

*	USD	250,144	NOK	1,650,000	03/15/06	(4,642)
*	USD	238,405	IDR	2,361,000,000	03/15/06	(3,480)
*	USD	394,727	SKK	12,480,000	03/15/06	(3,056)
*	USD	395,175	COP	901,000,000	03/15/06	(1,726)
	USD	131,655	CHF	170,000	03/15/06	(1,331)
*	USD	400,487	RUB	11,510,000	03/15/06	(992)
*	USD	330,762	CLP	169,350,000	03/15/06	(261)
*	USD	154,121	ZAR	980,000	03/15/06	(60)
*	ZAR	1,510,000	USD	235,048	03/15/06	(2,332)
						(119,995)
	Net Unrealized Appreciation (Depreciation)					$(30,641)

*      Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

ARS - Argentine Peso	ILS - Israeli Shekel	THB - Thailand Baht
AUD - Australian Dollar	INR - Indian Rupee	TRY - Turkish Lira
BRL - Brazilian Real	ISK- Iceland Krona	TWD - Taiwan Dollar
CAD - Canadian Dollar	JPY - Japanese Yen	USD - United States Dollar
CHF - Swiss Franc	KRW - South Korean Won	UYU - Uruguay Peso
CLP - Chilean Peso	MXN - Mexican Peso	ZAR - South African Rand
CNY - Yuan Renminbi	NOK - Norwegian Krone
COP - Colombian Peso	PHP - Philippine Peso
EUR - Euro	RUB - Russian Ruble
GBP - Pound Sterling	SEK - Swedish Krona
HUF - Hungarian Forint	SGD - Singapore Dollar
IDR - Indonesian Rupiah	SKK - Slovakian Koruna

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

ASSET ALLOCATION: DIVERSIFIED

GROWTH PORTFOLIO

Investment Portfolio — December 31, 2005

(unaudited)

Common Stock — 79.4%	Shares/ Principal Amount	Value (Note 1)

CONSUMER DISCRETIONARY — 6.6%

Apparel & Textiles — 0.6%
Adidas-Salomon AG	800	$151,539
Burberry Group PLC	8,292	61,310
Genesco, Inc.†(8)	8,900	345,231
Industria de Diseno Textil SA(8)	13,059	425,938
K-Swiss, Inc., Class A	7,100	230,324
Next PLC(8)	16,331	431,297
Puma AG	200	58,366
Skechers USA, Inc., Class A†	16,900	258,908
Steven Madden, Ltd.†	10,800	315,684

Automotive — 1.9%
Aftermarket Technology Corp.†	5,500	106,920
Aisin Seiki Co., Ltd.(8)	12,500	458,939
Ansell, Ltd.	37,027	299,947
Autobacs Seven Co., Ltd.	4,100	215,195
Autogrill SpA(8)	28,800	394,494
Autoliv, Inc.(8)	8,150	370,173
Cummins, Inc.(8)	12,350	1,108,165
Fiat SpA†(8)	49,400	430,447
Harris & Harris Group, Inc.†	9,500	132,050
Honda Motor Co., Ltd.	4,000	228,261
Modine Manufacturing Co.(8)	16,800	547,512
NOK Corp.	6,000	162,802
S.A. D’ieteren NV	281	77,347
Toyota Motor Corp.(8)	8,600	446,280
Volkswagen AG(8)	8,900	470,043
Volvo AB, Class A(8)	15,100	692,800
Yamaha Motor Co., Ltd.(8)	47,300	1,235,291

Housing & Household Durables — 0.4%
Berkeley Group Holdings PLC†(8)(13)	34,547	660,358
Black & Decker Corp.	2,411	209,660
NVR, Inc.†(8)	300	210,600
Toll Brothers, Inc.†	6,600	228,624
Walter Industries, Inc.	6,064	301,502

Retail — 3.7%
Aderans Co., Ltd.(8)	12,400	372,205
American Eagle Outfitters, Inc.(8)	33,700	774,426
Barnes & Noble, Inc.(8)	17,800	759,526
Bebe Stores, Inc.	19,975	280,249
BJ’s Wholesale Club, Inc.†	4,800	141,888
Bon-Ton Stores, Inc.	5,100	97,563
Casey’s General Stores, Inc.(8)	23,900	592,720
Chico’s FAS, Inc.†(8)	20,800	913,744
CNS, Inc.	15,000	328,650
Colruyt SA	1,204	166,203
Costco Wholesale Corp.(8)	6,400	316,608
GUS PLC(8)	23,381	415,143
Inchcape PLC(8)	20,709	812,717
Itochu Corp.(8)	96,000	800,984
Longs Drug Stores Corp.	6,100	221,979
Marks & Spencer Group PLC	24,830	215,736
Marubeni Corp.	55,000	295,205
Metro AG	3,500	169,061

Mitsui & Co., Ltd.(8)	85,000	1,091,915
Nordstrom, Inc.(8)	42,900	1,604,460
Nu Skin Enterprises, Inc., Class A(8)	14,600	256,668
Pantry, Inc.†(8)	8,700	408,813
Payless ShoeSource, Inc.†(8)	19,000	476,900
Rent-A-Center, Inc.†	9,700	182,942
Stein Mart, Inc.(8)	22,500	408,375
SUPERVALU, Inc.(8)	11,800	383,264
Wal-Mart Stores, Inc.(8)	26,100	1,221,480
Woolworths, Ltd.(8)	77,563	958,116
		25,933,547

CONSUMER STAPLES — 5.1%

Food, Beverage & Tobacco — 4.2%
Albertson’s, Inc.(8)	23,400	499,590
Altria Group, Inc.(8)	29,200	2,181,824
Axfood AB	6,800	190,018
British American Tobacco PLC	42,516	950,935
Carrefour SA	3,964	185,748
Chiquita Brands International, Inc.(8)	15,100	302,151
Coca-Cola Co.(5)(8)	15,500	624,805
Continental AG(8)	5,700	505,982
Fyffes PLC	6,344	17,109
Fyffes, PLC	76,656	208,732
General Mills, Inc.(8)	6,400	315,648
Heineken NV(8)	11,330	359,216
Imperial Tobacco Group PLC	8,246	246,433
Japan Tobacco, Inc.(8)	71	1,035,486
Kellogg Co.(8)	25,850	1,117,237
Koninklijke Ahold NV†	13,166	98,667
Meiji Dairies Corp.	93,000	470,776
Nash Finch Co.	4,200	107,016
Nestle SA(8)	1,710	511,419
Pepsi Bottling Group, Inc.(8)	30,300	866,883
PepsiAmericas, Inc.(8)	16,250	377,975
Pilgrim’s Pride Corp.	11,700	387,972
Reynolds American, Inc.(8)	13,900	1,325,087
Safeway, Inc.(8)	27,100	641,186
Seaboard Corp.	200	302,200
Swedish Match AB	32,500	382,497
Toyo Suisan Kaisha, Ltd.	43,000	694,213
Unilever NV	1,112	76,159
UST, Inc.(8)	10,250	418,508
Whole Foods Market, Inc.(8)	13,600	1,052,504

Household & Personal Products — 0.9%
Colgate-Palmolive Co.(8)	11,700	641,745
Kimberly-Clark Corp.(8)	13,000	775,450
Playtex Products, Inc.†	32,000	437,440
Procter & Gamble Co.(8)	22,950	1,328,346
Tupperware Corp.	10,800	241,920
		19,878,877

ENERGY — 7.2%

Energy Services — 2.9%
E.ON AG(8)	10,200	1,055,302
Giant Industries, Inc.†(8)	11,100	576,756
Norsk Hydro ASA	5,323	546,551
Repsol YPF SA	11,283	329,540
Royal Dutch Shell PLC, Class A	28,422	867,466
Royal Dutch Shell PLC, Class B(8)	55,547	1,775,666
RWE AG	3,598	266,443
Sempra Energy	5,000	224,200
South Jersey Industries, Inc.	8,100	236,034

Statoil ASA(8)	35,100	806,084
Sunoco, Inc.(8)	21,400	1,677,332
Tesoro Corp.	7,650	470,858
Total SA(8)	4,324	1,086,291
Valero Energy Corp.(8)	9,990	515,484
Vector, Ltd.†	75,605	135,262
Veritas DGC, Inc.†(8)	15,600	553,644

Energy Sources — 4.3%
BP, PLC(8)	135,962	1,447,982
Burlington Resources, Inc.(8)	13,700	1,180,940
Chevron Corp.(8)	51,200	2,906,624
ConocoPhillips(8)	28,800	1,675,584
Eni SpA(8)	54,950	1,524,246
Exxon Mobil Corp.(8)	104,980	5,896,726
Frontier Oil Corp.(8)	19,900	746,847
Harvest Natural Resources, Inc.†	17,600	156,288
Holly Corp.	4,300	253,141
Marathon Oil Corp.(8)	13,400	816,998
Occidental Petroleum Corp.	4,000	319,520
		28,047,809

FINANCE — 16.9%

Banks — 7.1%
Allied Irish Banks PLC(8)	19,912	428,100
Australia & New Zealand Banking Group, Ltd.(8)	25,655	450,444
Bank of America Corp.(8)	50,700	2,339,805
Bank of Fukuoka, Ltd.(8)	61,000	521,889
Bank of Ireland	7,643	120,346
Barclays PLC(8)	146,893	1,544,178
Bayerische Hypo-und Vereinsbank AG†	6,300	191,014
BNP Paribas SA(8)	19,026	1,539,576
Chiba Bank, Ltd.(8)	49,000	410,913
Colonial BancGroup, Inc.	9,300	221,526
Comerica, Inc.(8)	12,250	695,310
Commerzbank AG(8)	15,300	471,318
Corus Bankshares, Inc.(8)	10,900	613,343
DBS Group Holdings, Ltd.(8)	108,141	1,073,182
Depfa Bank PLC	23,206	343,145
Deutsche Bank AG	3,000	290,884
First Bancorp(8)	31,400	389,674
FirstFed Financial Corp.†(8)	5,800	316,216
Flagstar Bancorp, Inc.	18,000	259,200
Fremont General Corp.(8)	27,450	637,663
Hanmi Financial Corp.	13,900	248,254
HBOS PLC(8)	77,707	1,327,591
Independent Bank Corp.	3,500	95,305
KBC Bancassurance Holding(8)	11,992	1,116,620
Keycorp(8)	19,500	642,135
Macquarie Bank, Ltd.	1,779	88,880
Mitsubishi Tokyo Financial Group, Inc.†(8)	78	1,058,210
Nara Bancorp, Inc.	12,550	223,139
Nordea Bank AB(8)	107,000	1,111,146
Royal Bank of Scotland Group PLC	32,289	974,960
Societe Generale(8)	6,512	801,023
Sumitomo Mitsui Financial Group, Inc.(8)	44	466,359
U.S. Bancorp(8)	26,630	795,971
UnionBanCal Corp.(8)	23,500	1,614,920
W Holding Co., Inc.	44,100	362,943
Wachovia Corp.	13,200	697,752
Washington Mutual, Inc.	5,300	230,550
Wells Fargo & Co.(8)	23,580	1,481,531
Westpac Banking Corp., Ltd.(8)	70,513	1,176,018
Zions Bancorp	6,500	491,140

Financial Services — 5.3%
A.G. Edwards, Inc.	4,900	229,614
Accredited Home Lenders Holding Co.†(8)	9,050	448,699
Advanta Corp., Class B(8)	9,850	319,534
Affiliated Managers Group, Inc.†(8)	5,300	425,325
Ameriprise Financial, Inc.	6,500	266,500
Ameritrade Holding Corp.†(8)	22,300	535,200
ASTA Funding, Inc.	8,100	221,454
Calamos Asset Management, Inc., Class A(8)	13,600	427,720
Candela Corp.†	16,800	242,592
Challenger Financial Services Group, Ltd.	48,543	144,127
Citigroup, Inc.(8)	81,301	3,945,538
CompuCredit Corp.†(8)	22,100	850,408
Countrywide Financial Corp.	10,050	343,610
Credit Suisse Group(8)	22,631	1,153,896
Deutsche Boerse AG	798	81,778
Goldman Sachs Group, Inc.(8)	4,800	613,008
Hitachi Capital Corp.	8,500	169,373
ICAP PLC	14,882	103,698
IndyMac Bancorp, Inc.(8)	17,800	694,556
J.P. Morgan Chase & Co.(8)	30,740	1,220,071
Lehman Brothers Holdings, Inc.(8)	8,600	1,102,262
London Stock Exchange PLC	36,593	390,341
Man Group PLC(8)	36,254	1,191,363
MBNA Corp.(8)	15,950	433,042
Mizuho Financial Group, Inc.(8)	119	944,452
Morgan Stanley(8)	8,200	465,268
Nelnet, Inc., Class A†	8,100	329,508
Orix Corp.†(8)	2,100	535,083
Provident Financial PLC	23,508	221,439
Raymond James Financial, Inc.(8)	29,200	1,099,964
Schroders PLC	22,024	359,977
Tower, Ltd.†	72,155	102,484
Westcorp(8)	14,000	932,540

Insurance — 4.5%
Aegon NV(8)	20,107	327,314
Aetna, Inc.(8)	7,500	707,325
Allianz AG(8)	5,210	789,149
American Financial Group, Inc.(8)	20,650	791,102
Assurant, Inc.(8)	10,500	456,645
CIGNA Corp.(8)	3,900	435,630
CNA Financial Corp.†(8)	11,500	376,395
Commerce Group, Inc.(8)	5,600	320,768
Fidelity National Financial, Inc.(8)	28,700	1,055,873
First American Corp.(8)	11,300	511,890
FPIC Insurance Group, Inc.†	6,800	235,960
ING Groep NV(8)	36,810	1,276,875
LandAmerica Financial Group, Inc.(8)	7,000	436,800
Loews Corp.(8)	13,050	1,237,792
Mapfre Reinsurance Corp.(8)	34,847	575,512
MGIC Investment Corp.	5,400	355,428
Muenchener Rueckversicherungs-Gesellschaft AG	1,500	203,122
Nationwide Financial Services, Inc., Class A	5,900	259,600
Philadelphia Consolidated Holding Co.†	2,800	270,732
Prudential Financial, Inc.(8)	25,400	1,859,026
QBE Insurance Group, Ltd.	20,408	293,238
Safety Insurance Group, Inc.	6,200	250,294
Sampo Oyj, Class A	11,300	196,925
St. Paul Travelers Cos., Inc.	1	45
Swiss Re	4,130	302,352
Triad Guaranty, Inc.†	3,900	171,561
UICI(8)	17,700	628,527
W.R. Berkley Corp.(8)	14,025	667,871
Zenith National Insurance Corp.(8)	23,550	1,086,126

Zurich Financial Services AG†(8)	6,730	1,434,040
		65,920,514

HEALTHCARE — 8.4%

Drugs — 4.1%
Abbott Laboratories(8)	26,700	1,052,781
Allergan, Inc.(8)	3,300	356,268
Amgen, Inc.†(8)	16,600	1,309,076
Applera Corp. - Celera Genomics Group†(8)	36,500	400,040
Arena Pharmaceuticals, Inc.†	14,300	203,346
AstraZeneca PLC(8)	34,316	1,670,262
Bristol-Myers Squibb Co.(8)	30,850	708,933
Celesio AG	515	44,302
Chugai Pharmaceutical Co., Ltd.(8)	38,500	825,921
Genentech, Inc.†(8)	6,100	564,250
Gilead Sciences, Inc.†(8)	23,850	1,255,226
GlaxoSmithKline PLC(8)	46,888	1,185,055
Invitrogen Corp.†	2,810	187,258
Kaken Pharmaceutical Co., Ltd.	10,000	77,924
Mayne Pharma, Ltd.	76,318	142,110
Merck & Co., Inc.(8)	47,350	1,506,204
Pfizer, Inc.(8)	45,400	1,058,728
Roche Holdings AG(8)	8,690	1,304,773
Schering AG	2,900	194,325
Schering-Plough Corp.	11,300	235,605
Taisho Pharmaceutical Co., Ltd.(8)	25,000	468,478
ViaCell, Inc.†	20,500	115,210
Wyeth(8)	22,500	1,036,575

Health Services — 2.2%
Coventry Health Care, Inc.†(8)	18,950	1,079,392
Genesis Healthcare Corp.†(8)	19,150	699,358
Humana, Inc.†(8)	24,100	1,309,353
Mayne Group, Ltd.	76,318	197,499
Sierra Health Services, Inc.†(8)	17,500	1,399,300
UnitedHealth Group, Inc.(8)	39,900	2,479,386
Weight Watchers International, Inc.†	14,000	692,020
WellCare Health Plans, Inc.†	4,900	200,165
Wellpoint, Inc.†(8)	7,700	614,383

Medical Products — 2.1%
Alfresa Holdings Corp.	1,100	51,486
Bausch & Lomb, Inc.(8)	8,900	604,310
Becton Dickinson & Co.(8)	28,000	1,682,240
DJ Orthopedics, Inc.†	8,000	220,640
Haemonetics Corp.†	3,350	163,681
Johnson & Johnson(8)	73,800	4,435,380
Kinetic Concepts, Inc.†	7,300	290,248
LCA-Vision, Inc.	5,000	237,550
MEDICEO Holdings Co., Ltd.	12,100	175,136
Mentor Corp.	4,100	188,928
		32,623,105

INDUSTRIAL & COMMERCIAL — 8.1%

Aerospace & Military Technology — 1.2%
BAE Systems PLC	45,246	297,176
Boeing Co.(8)	20,540	1,442,730
Europeon Aeronautic Defense and Space Co.	7,738	292,236
Innovative Solutions & Support, Inc.†(8)	3,325	42,494
Kaman Corp., Class A	13,200	259,908
Lockheed Martin Corp.(8)	9,600	610,848
Rockwell Automation, Inc.(8)	20,050	1,186,158
United Industrial Corp.	9,550	395,083

Business Services — 1.7%
ABB, Ltd.†	15,677	152,111
Aegis Group PLC	117,303	246,220
Albany Molecular Research, Inc.†	15,164	184,243
Applera Corp. - Applied Biosystems Group(8)	22,100	586,976
Brady Corp., Class A(8)	10,100	365,418
Building Material Holding Corp.	2,500	170,525
Clean Harbors, Inc.†	9,700	279,457
Davis Service Group	29,583	246,599
Dex Media, Inc.(8)	31,400	850,626
Escala Group, Inc.	7,800	158,184
Getty Images, Inc.†(8)	2,602	232,280
Harsco Corp.(8)	8,000	540,080
John H. Harland Co.(8)	17,200	646,720
Labor Ready, Inc.†	18,700	389,334
Leighton Holdings, Ltd.	23,172	303,735
Linde AG	2,587	201,437
Monsanto Co.(8)	7,400	573,722
Robert Half International, Inc.	10,500	397,845
SKF AB	20	281
WESCO International, Inc.†	5,450	232,878

Electrical Equipment — 0.6%
Alps Electric Co., Ltd.	10,000	139,314
Eaton Corp.(8)	8,800	590,392
Emerson Electric Co.(8)	11,900	888,930
Mitsubishi Electric Corp.	40,000	283,207
Oce NV	14,955	215,827
Schindler Holding AG	444	176,039

Machinery — 1.2%
Albany International Corp., Class A	4,350	157,296
Andritz Ag(8)	4,127	453,661
Applied Industrial Technologies, Inc.	6,100	205,509
IM PLC	28,878	249,914
MAN AG	4,800	256,177
Nordson Corp.	10,700	433,457
Precision Castparts Corp.(8)	17,800	922,218
Rieter Holding AG	1,335	396,218
Stanley Works	1,300	62,452
Terex Corp.†(8)	20,100	1,193,940
Wartsila Oyj, Class B	8,200	242,699

Multi-Industry — 1.4%
3M Co.(8)	15,950	1,236,125
Enpro Industries, Inc.†(8)	15,350	413,683
General Electric Co.(8)	66,850	2,343,092
James Hardie Industries NV	18,841	124,311
Rinker Group, Ltd.(8)	36,503	440,208
Swire Pacific, Ltd., Class A(8)	88,000	788,790
Tomkins PLC	49,143	253,440

Transportation — 2.0%
AP Moller - Maersk A/S(8)	100	1,034,592
Arriva PLC(8)	54,279	543,980
Burlington Northern Santa Fe Corp.(8)	13,100	927,742
Central Japan Railway Co.(8)	130	1,245,601
CNF, Inc.(8)	9,000	503,010
DSV A/S	1,150	141,971
FedEx Corp.(8)	4,200	434,238
Laidlaw International, Inc.†(8)	19,100	443,693
National Express Group PLC	15,831	234,377
Neptune Orient Lines, Ltd.	168,000	339,506
Norfolk Southern Corp.(8)	18,700	838,321
Orient Overseas International, Ltd.	50,800	172,311

Overseas Shipholding Group, Inc.	3,800	191,482
Vinci SA(8)	7,252	623,747
		31,426,774

INFORMATION & ENTERTAINMENT — 4.2%

Broadcasting & Media — 2.0%
4Kids Entertainment, Inc.†	8,100	127,089
British Sky Broadcasting Group PLC(8)	39,181	334,696
Citadel Broadcasting Corp.†	15,700	211,008
Daily Mail & General Trust(8)	24,583	333,285
EMAP PLC	19,503	289,579
Liberty Global, Inc., Class A†	16,800	378,000
Liberty Media Corp., Class A†(8)	121,100	953,057
McGraw-Hill Cos., Inc.(8)	23,600	1,218,468
Mediaset SpA	19,830	210,117
Playboy Enterprises, Inc., Class B†	10,600	147,234
Reader’s Digest Assoc., Inc.	13,000	197,860
Societe Television Francaise	3,075	85,333
Time Warner, Inc.(8)	134,150	2,339,576
United Business Media	11,749	128,764
Viacom, Inc., Class B	6,800	221,680
Vivendi Universal SA	24,577	769,899

Entertainment Products — 0.5%
Dreamworks Animation SKG, Inc., Class A†	9,200	225,952
Fujikura, Ltd.	12,000	97,274
JAKKS Pacific, Inc.†	10,600	221,964
Multimedia Games, Inc.†	37,650	348,262
Walt Disney Co.(8)	27,950	669,961
William Hill PLC(8)	43,274	398,696

Leisure & Tourism — 1.7%
Alaska Air Group, Inc.†(8)	9,400	335,768
Ameristar Casinos, Inc.(8)	21,500	488,050
Bluegreen Corp.†	16,900	267,020
British Airways PLC†	39,165	225,061
CKE Restaurants, Inc.(8)	4,450	60,120
Darden Restaurants, Inc.(8)	17,200	668,736
Deutsche Lufthansa AG	9,600	142,182
ExpressJet Holdings, Inc.†	35,950	290,835
First Choice Holidays PLC	60,904	261,963
GTECH Holdings Corp.(8)	13,850	439,599
Jack in the Box, Inc.†(8)	11,300	394,709
Konami Corp.	4,300	94,616
Kuoni Reisen Holdings†	695	287,721
McDonald’s Corp.(8)	28,900	974,508
Papa John’s International, Inc.†	3,500	207,585
Singapore Airlines, Ltd.	29,000	216,281
Southwest Airlines Co.(8)	52,900	869,147
Yum! Brands, Inc.	6,850	321,128
		16,452,783

INFORMATION TECHNOLOGY — 13.6%

Communication Equipment — 0.3%
QUALCOMM, Inc.(8)	24,950	1,074,846

Computer Services — 0.4%
Agilysys, Inc.	14,600	266,012
Autodesk, Inc.(8)	19,800	850,410
Sykes Enterprises, Inc.†	13,200	176,484
Symantec Corp.†	16,150	282,625
VeriSign, Inc.†	7,700	168,784

Computer Software — 1.9%

Citrix Systems, Inc.†(8)	10,900	313,702
Hyperion Solutions Corp.†	6,225	222,980
McAfee, Inc.†(8)	31,350	850,525
Microsoft Corp.(8)	156,450	4,091,167
Oracle Corp.†(8)	77,100	941,391
Pixar†	4,300	226,696
Seagate Technologies(1)(9)	970	0
SonicWall, Inc.†	21,200	167,904
SPSS, Inc.†	7,000	216,510
Transaction Systems Architects, Inc., Class A†	8,500	244,715

Computers & Business Equipment — 2.4%
Ansoft Corp.†	2,200	74,910
Apple Computer, Inc.†(8)	28,700	2,063,243
Brocade Communications Systems, Inc.†	71,600	291,412
Dell, Inc.†(8)	45,000	1,349,550
Fujitsu, Ltd.	34,000	258,888
Hewlett-Packard Co.(8)	32,200	921,886
Intergraph Corp.†(8)	18,400	916,504
International Business Machines Corp.(8)	22,750	1,870,050
Komag, Inc.†	8,300	287,678
MTS Systems Corp.(8)	14,900	516,136
NCR Corp.†(8)	7,600	257,944
NET One Systems Co., Ltd.	105	253,742
PAR Technology Corp.†	3,100	86,056
RadiSys Corp.†	12,450	215,883

Electronics — 3.7%
Advantest Corp.	3,000	302,455
Atmel Corp.†(8)	118,600	366,474
Canon, Inc.(8)	14,300	836,647
Cookson Group PLC†(8)	96,435	705,145
Emulex Corp.†	11,200	221,648
Energizer Holdings, Inc.†	3,650	181,733
Exar Corp.†(8)	29,700	371,844
FEI Co.†	9,700	185,949
Freescale Semiconductor, Inc., Class B†(8)	20,509	516,212
Infineon Technologies AG†	7,600	69,552
Intel Corp.(8)	167,400	4,178,304
Linear Technology Corp.	5,300	191,171
Matsushita Electric Industrial Co., Ltd.(8)	41,000	790,902
Micrel, Inc.†	18,300	212,280
NEC Corp.	14,000	87,133
NEC Electronics Corp.	3,500	114,851
Omron Corp.	12,800	295,213
PerkinElmer, Inc.(8)	23,700	558,372
Photronics, Inc.†(8)	13,950	210,087
QLogic Corp.†	23,200	754,232
Solectron Corp.†(8)	154,300	564,738
Sony Corp.	6,600	269,742
Texas Instruments, Inc.(8)	37,000	1,186,590
Thomas & Betts Corp.†	11,300	474,148
Toshiba Corp.	115,000	686,480
Veeco Instruments, Inc.†	14,400	249,552

Internet Content — 0.8%
Google, Inc., Class A†(8)	2,100	871,206
Infospace, Inc.†	9,100	234,962
NTT Data Corp.(8)	169	841,167
Nutri/Systems, Inc.†	4,900	176,498
Trizetto Group, Inc.†	30,100	511,399
United Online, Inc.†	33,300	473,526

Internet Software — 0.3%
BEA Systems, Inc.†(8)	51,250	481,750
Websense, Inc.†(8)	11,100	728,604

Telecommunications — 3.8%
Belgacom SA	5,688	185,522
BellSouth Corp.(8)	24,150	654,465
CenturyTel, Inc.(8)	12,850	426,106
Cisco Systems, Inc.†(8)	119,550	2,046,696
Commonwealth Telephone Enterprises, Inc.	5,300	178,981
Comtech Telecommunications Corp.†	6,500	198,510
Deutsche Telekom AG(8)	20,900	348,389
Eircom Group PLC	42,462	99,536
France Telecom SA(8)	13,283	330,083
Golden Telecom, Inc.	4,500	116,820
IAC/Interactive Corp.	7,300	206,663
j2 Global Communications, Inc.†(8)	13,200	564,168
Koninklijke (Royal) KPN NV(8)	42,939	430,577
Mobistar SA	2,421	192,037
Motorola, Inc.(8)	38,750	875,362
Nippon Telegraph & Telephone Corp.	48	218,154
Nokia Oyj(8)	78,550	1,436,778
NTL, Inc.†	3,500	238,280
NTT DoCoMo, Inc.	192	293,043
Premiere Global Services, Inc.†	11,000	89,430
Sprint Corp.(8)	47,350	1,106,096
Telefonaktiebolaget LM Ericsson, Class B(8)	88,373	303,680
Telefonica SA(8)	22,029	331,478
Telekom Austria AG	4,446	100,009
Ubiquitel, Inc.†	24,800	245,272
Uniden Corp.	5,000	97,299
Verizon Communications, Inc.(8)	59,650	1,796,658
Vodafone Group PLC(8)	799,482	1,726,265
		53,195,556

MATERIALS — 4.9%

Chemicals — 1.5%
BASF AG(8)	7,426	568,907
CF Industries Holdings, Inc.(8)	32,800	500,200
Clariant AG†(8)	28,199	415,244
Dow Chemical Co.(8)	33,700	1,476,734
DSM NV	8,016	327,410
H.B. Fuller Co.(8)	13,500	432,945
Imperial Chemical Industries PLC	17,624	100,669
Pioneer Companies, Inc.†	1,000	29,970
PPG Industries, Inc.(8)	11,950	691,905
Shin-Etsu Chemical Co., Ltd.	13,600	723,042
Terra Industries, Inc.†	37,000	207,200
UAP Holding Corp.	9,700	198,074

Forest Products — 0.3%
Louisiana-Pacific Corp.	11,550	317,279
MeadWestvaco Corp.	11,600	325,148
Rayonier, Inc.(8)	13,950	555,907

Metals & Minerals — 3.1%
Actividades de Construccion y Servicios, SA(8)	17,703	570,283
Arcelor(8)	45,694	1,133,335
BHP Steel, Ltd.	8,521	43,540
BPB PLC	10,976	145,881
Carpenter Technology Corp.(8)	3,700	260,739
Commercial Metals Co.(8)	13,800	518,052
Fletcher Building, Ltd.(8)	118,728	612,105
Greif, Inc., Class A	3,800	251,864
Italcementi SpA	7,500	140,026
JFE Holding, Inc.	6,200	208,182
Kobe Steel, Ltd.	270,000	874,550
LSI Industries, Inc.	9,300	145,638

Mueller Industries, Inc.(8)	21,000	575,820
NS Group, Inc.†	11,800	493,358
Nucor Corp.	11,650	777,288
Phelps Dodge Corp.(8)	8,200	1,179,734
Quanex Corp.	4,200	209,874
Rautaruukki Oyj	13,500	328,443
Southern Copper Corp.(8)	7,350	492,303
Sun Hydraulics Corp.	10,100	195,233
Timken Co.	6,400	204,928
Universal Forest Products, Inc.	11,400	629,850
USEC, Inc.	31,900	381,205
USG Corp.†	7,850	510,250
Valmont Industries, Inc.	4,400	147,224
Veolia Environment(8)	10,841	490,797
Voestalpine AG(8)	5,665	571,083
		18,962,219

REAL ESTATE — 1.9%

Real Estate Companies — 0.9%
Balfour Beatty PLC	13,017	79,729
Bouygues SA(8)	7,986	390,476
CB Richard Ellis Group, Inc., Class A†(8)	11,300	665,005
Daito Trust Construction Co., Ltd.	3,800	196,549
Digital Realty Trust, Inc.	12,700	287,401
Jones Lang LaSalle, Inc.(8)	15,800	795,530
Metrovacesa SA	2,650	160,945
Saxon Capital, Inc.	18,200	206,206
Skanska AB, Class B(8)	28,400	432,551
St. Joe Co.	4,200	282,324

Real Estate Investment Trusts — 1.0%
American Home Mtg. Investment Corp.(8)	13,450	438,066
Arbor Realty Trust, Inc.	5,600	145,152
Boston Properties, Inc.(8)	4,700	348,411
CBL & Associates Properties, Inc.(8)	11,700	462,267
Highwoods Properties, Inc.	7,000	199,150
HRPT Properties Trust(8)	98,800	1,022,580
LTC Properties, Inc.	9,050	190,322
RAIT Investment Trust	12,750	330,480
Tarragon Corp.†	12,800	263,936
Vornado Realty Trust(8)	6,200	517,514
		7,414,594

UTILITIES — 2.5%

Electric Utilities — 1.4%
American Electric Power Co., Inc.(8)	11,800	437,662
Edison International(8)	18,950	826,410
Electric Power Development Co., Ltd.†	5,500	188,875
Exelon Corp.	4,300	228,502
MDU Resources Group, Inc.	9,600	314,304
National Grid Group PLC	20,782	203,270
PG&E Corp.(8)	40,600	1,507,072
Suez SA(8)	19,859	618,341
TXU Corp.(8)	25,000	1,254,750

Gas & Pipeline Utilities — 0.8%
Energen Corp.(8)	23,000	835,360
Equitable Resources, Inc.(8)	11,900	436,611
National Fuel Gas Co.(8)	16,800	523,992
Osaka Gas Co., Ltd.(8)	192,000	662,602
Questar Corp.(8)	8,300	628,310

Telephone — 0.3%
AT&T, Inc.(8)	49,804	1,219,700

		9,885,761

TOTAL COMMON STOCK (cost $277,076,781)		309,741,539

Asset-Backed Securities — 3.5%

FINANCE — 3.5%

Financial Services — 3.5%
Aames Mtg. Investment Trust, Series 2004 1 2A1 4.72% due 01/25/35(3)	$47,396	47,439
ACE Securities Corp., Series 2003-FM1 AIO 0.00% due 11/25/32(1)(4)	124,000	785
Advanta Business Card Master Trust, Series 2004 C1C 5.42% due 09/20/13(3)(8)	65,000	66,320
Aegis Asset Backed Securities Trust, Series 2004-1N 5.00% due 02/25/34*(9)	841	839
Aegis Asset Backed Securities Trust, Series 2004-5N 5.00% due 12/25/34*(9)	15,733	15,587
Aegis Asset Backed Securities Trust, Series 2004-6N 4.75% due 03/25/34*(1)(9)	18,807	18,707
American Home Mtg. Investment Trust, Series 2004 3 2A 3.59% due 10/25/34(3)(5)	108,609	106,776
American Home Mtg. Investment Trust, Series 2004 3 3A 3.71% due 10/25/34(3)(5)	86,236	84,346
Ameriquest Mtg. Securities, Inc., Series 2003-8 S IO 5.00% due 02/25/06(1)(2)(4)	85,721	365
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE1 A3 4.77% due 01/15/34(3)	1,824	1,826
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE9 A2 4.75% due 12/25/34(3)	20,419	20,481
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE1 A3 4.67% due 03/25/35(3)	28,281	28,316
Asset Backed Securities Corp. NIM Trust, Series 2005-HE2 A1 4.50% due 02/27/35*(1)(9)	50,298	49,306
Banc America Commercial Mtg. Inc., Series 2005-4 XC IO 0.04% due 07/10/45*(1)(2)(4)(6)(9)	2,523,629	18,691
Banc America Commercial Mtg., Inc., Series 2005-1 XW IO 0.10% due 11/10/42*(1)(2)(4)(6)(9)	5,999,547	31,615
Banc America Mtg. Securities, Inc., Series 2004-D 2A IO 0.58% due 05/25/34(2)(4)(5)	476,939	2,655
Banc America Mtg. Securities, Inc., Series 2005-E 2A IO 0.31% due 06/25/35(1)(2)(4)(5)	1,039,000	7,305
Banc of America Large Loan, Inc., Series 2003-BBA2 X1AIO 0.49% due 11/15/15*(2)(4)(6)(9)	766,032	2,270
Banc of America Large Loan, Inc., Series 2005-M1B1 K 6.37% due 03/15/22*(1)(3)(9)	93,000	90,315
Bank One Issuance Trust, Series 2003-C4 C4 5.40% due 02/15/11(3)	40,000	40,729
Bay View Auto Trust,Series 2005 LJ2 C 4.92% due 02/25/14	45,000	44,297
Bayview Commercial Asset Trust, Series 2004-3 IO 0.77% due 01/25/35*(1)(2)(4)(6)(9)	215,120	16,260
Bayview Commercial Asset Trust, Series 2005-1 4.68% due 04/25/35*(1)(3)(6)(9)	45,931	45,876
Bayview Commercial Asset Trust, Series 2005-1A IO 0.78% due 04/25/35*(1)(2)(4)(6)(9)	244,498	18,500
Bayview Commercial Asset Trust, Series 2005-3A IO 0.78% due 11/25/35*(1)(2)(4)(6)(9)	666,273	54,793
Bayview Financial Acquisition Trust, Series 2003-F A 4.88% due 09/28/43(3)	57,323	57,493
Bayview Financial Acquisition Trust, Series 2004-A AIO 3.94% due 09/28/06(1)(2)(4)	443,623	10,167
Bayview Financial Acquisition Trust, Series 2004-D A 4.77% due 08/28/44(3)	97,916	98,191
Bayview Financial Acquisition Trust, Series 2004-D AIO 3.94% due 05/28/07(1)(2)(4)	509,297	18,591
Bayview Financial Acquisition Trust, Series 2005-B AIO 2.48% due 04/28/39(1)(2)(4)	1,820,100	65,030
Bayview Financial Asset Trust, Series 2003-SSRA A 5.08% due 10/25/38*(1)(3)(9)	47,094	47,372
Bayview Financial Asset Trust, Series 2003-Z AIO 0.00% due 12/30/05(1)(2)(4)	782,116	9
Bayview Financial Asset Trust, Series 2004-SSRA A1 4.98% due 12/25/39*(3)(9)	77,232	77,823
Bear Stearns Alt-A Trust, Series 2004-11 2A2 4.96% due 11/25/34(2)(5)	65,599	65,803
Bear Stearns Alt-A Trust, Series 2004-12 2A2 5.05% due 01/25/35(2)(5)	71,087	70,766
Bear Stearns Alt-A Trust, Series 2004-9 1A1 4.98% due 09/25/34(5)	23,994	24,052
Bear Stearns Alt-A Trust, Series 2005-2 2A2A 4.83% due 04/25/35(2)(5)	41,576	41,367
Bear Stearns Alt-A Trust, Series 2005-5 1A1 4.69% due 07/25/35(2)(5)	123,971	123,013
Bear Stearns Asset Backed Securities NIM Trust, Series 2004-HE10 A1 4.25% due 12/25/34*(1)(9)	27,769	27,604
Bear Stearns Asset Backed Securities, Inc., Series 2003-3 A2 4.97% due 06/15/43(3)	42,000	42,368
Bear Stearns Asset Backed Securities, Inc., Series 2003-AC4 AIO 5.00% due 02/25/06(2)(4)(5)	139,800	575
Bear Stearns Asset Backed Securities, Inc., Series 2005-3 A 4.98% due 09/25/35(3)	98,647	98,646
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-A3 5.47% due 06/11/41(2)(6)	32,000	32,555
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-A6 4.75% due 02/13/46(2)(6)	32,000	31,050
Bear Stearns Commercial Mtg. Securities, Inc., Series 2005-AX1 IO 0.79% due 12/11/40*(1)(2)(4)(6)(9)	6,573,000	30,295
Bear Stearns Commercial Mtg. Securities, Inc., Series 2005-LXR1 X1 IO 0.79% due 09/15/18*(1)(2)(4)(6)(9)	3,513,000	34,740
Bombardier Capital Mtg. Securitization Corp., Series 2001-A A 6.81% due 12/15/30	27,445	28,051
Capital One Multi-Asset Execution Trust, Series 2002-C1 C1 7.12% due 07/15/10(3)	15,000	15,624
Carmax Auto Owner Trust, Series 2004-2 D 3.67% due 09/15/11	11,077	10,910
Centex Home Equity Loan Trust, Series 2004-C AIO 3.50% due 06/25/06(4)	273,000	3,391
Chase Commercial Mtg. Securities Corp., Series 2000-3 A2 7.32% due 10/15/32(6)	18,000	19,515
Chase Credit Card Owner Trust, Series 2003-3 C 5.45% due 10/15/10(3)	60,000	61,185
Chase Funding NIM Trust, Series 2004-OPT1 4.46% due 06/27/34*(1)(9)	29,743	29,594
Chec NIM Ltd., Series 2004 2 N1 4.45% due 10/26/34*(1)(9)	11,666	11,639
Citibank Credit Card Issuance Trust, Series 2001-C1 5.68% due 01/15/10(3)	30,000	30,437

Citigroup Commercial Mtg. Trust, Series 2005-C3 XC IO 0.06% due 05/15/43*(2)(4)(6)(9)	4,838,442	51,594
CNL Funding, Series 1999-1 A2 7.64% due 06/18/14*(9)	100,000	104,741
Commercial Mtg. Acceptance Corp., Series 1997-ML1 A2 6.53% due 12/15/30(6)	41,162	41,616
Commercial Mtg. Acceptance Corp., Series 1997-ML1 A3 6.57% due 12/15/30(6)	135,000	137,761
Commercial Mtg., Pass Through, Series 2001-J2A A2F 4.87% due 07/16/34*(3)(6)(9)	46,000	46,616
Commercial Mtg., Pass Through, Series 2004-A5 5.28% due 07/10/37(2)(6)	52,000	52,770
Commercial Mtg., Pass Through, Series 2005-C6 IO 0.04% due 06/10/44*(2)(4)(6)(9)	3,709,892	25,315
Commercial Mtg., Pass Through, Series 2005-LP5 IO 0.05% due 05/10/43*(2)(4)(6)(9)	1,832,495	19,055
Conseco Finance Securitizations Corp., Series 2000 5 A4 7.47% due 02/01/32	51,937	52,272
Conseco Finance Securitizations Corp., Series 2000-4 A6 8.31% due 05/01/32	65,000	52,618
Conseco Finance Securitizations Corp., Series 2001-1 A4 6.21% due 07/01/32	140,301	140,602
Conseco Finance Securitizations Corp., Series 2001-1 A5 6.99% due 07/01/32(10)	307,000	293,511
Conseco Finance Securitizations Corp., Series 2001-1 AIO 2.50% due 07/01/32(1)(2)(4)	641,283	15,006
Conseco Finance Securitizations Corp., Series 2001-3 A3 5.79% due 05/01/33	18,046	18,062
Conseco Finance Securitizations Corp., Series 2001-3 A4 6.91% due 05/01/33(10)	195,000	190,406
Conseco Finance Securitizations Corp., Series 2001-4 A4 7.36% due 09/01/33	187,000	191,251
Conseco Finance Securitizations Corp., Series 2002-1 M2 9.55% due 12/01/33(1)	91,000	45,500
Conseco Finance Securitizations Corp., Series 2002-1A 6.68% due 12/01/33	79,044	80,156
Conseco Finance Securitizations Corp., Series 2002-2 AIO IO 8.50% due 03/01/33(1)(2)(4)	137,205	33,531
Countrywide Alternative Loan Trust, Pass Through, Series 2005-24 1AX IO 0.00% due 07/20/35(1)(2)(4)(5)	1,320,410	34,661
Countrywide Alternative Loan Trust, Pass Through, Series 2005-24 IIAX IO 1.04% due 07/20/35(1)(2)(4)(5)	671,317	25,174
Countrywide Asset-Backed Certificates, Series 2004-11N N 5.25% due 04/25/36*(9)	16,474	16,393
Countrywide Asset-Backed Certificates, Series 2004-EC1N 5.00% due 09/25/35*(9)	35,069	34,918
Countrywide Asset-Backed Certificates, Series 2004-14N 5.00% due 06/25/36*(1)(9)	20,192	20,064
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005 R2 2A3 8.00% due 06/25/35*(1)(5)(9)	87,190	92,503
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-2 2X IO 1.20% due 03/25/35(1)(2)(4)(5)	782,033	17,962
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-9 1X IO 1.27% due 05/25/35(1)(2)(4)(5)	697,804	16,329
Credit-Based Asset Servicing and Securitization, LLC, Series 2003-CB3 AIO 3.00% due 12/25/05(1)(2)(4)	185,952	3,225
Crown Castle Towers LLC, Series 2005-1A D 5.61% due 06/15/35*(5)(9)	84,000	81,816
CS First Boston Mtg. Securities Corp., Pass Through, Series 2003-C3 AX IO 0.34% due 05/15/38*(2)(4)(5)(9)	1,480,204	62,585
CS First Boston Mtg. Securities Corp., Pass Through, Series 2005-C2 AX IO 0.06% due 04/15/37*(2)(4)(5)(9)	2,433,007	37,109
CS First Boston Mtg. Securities Corp., Pass Through, Series 2005-J 5.27% due 09/15/20*(1)(3)(5)(9)	62,000	62,000
CS First Boston Mtg. Securities Corp., Series 2004-C3 5.11% due 07/15/36(5)	237,000	235,806
CS First Boston Mtg. Securities Corp., Series 2004-TF2A H 5.07% due 11/15/19*(1)(3)(5)(9)	50,000	50,000
CS First Boston Mtg. Securities Corp., Series 2004-TF2A J 5.32% due 11/15/19*(1)(3)(5)(9)	50,000	50,000
CS First Boston Mtg. Securities, Series 2004 FR1N A 5.00% due 11/27/34*(1)(9)	47,557	47,081
CS First Boston Mtg., Series 2001-CK1 AY IO 0.78% due 12/18/35*(2)(4)(5)(9)	1,973,000	64,281
DLJ Commercial Mtg. Corp., Series 2000-CF1 A1B 7.62% due 06/10/33(5)	70,000	76,402
FFCA Secured Lending Corp., Series 2000-1 A2 7.77% due 09/18/27*(5)(9)	181,030	190,585
First Horizon Asset Securities, Inc., Series 2005-AR2 1A1 4.83% due 05/25/35(5)	51,523	51,223
Ford Credit Auto Owner Trust, Series 2004-A C 4.19% due 07/15/09	50,000	49,273
Fremont NIM Trust, Series 2004-3 A 4.50% due 11/27/34*(1)(9)	18,193	18,083
Fremont NIM Trust, Series 2004-D N1 4.50% due 11/25/34*(9)	14,698	14,644
GE Commercial Mtg. Corp., Pass Through, Series 2005 C3 IO 0.04% due 01/04/06*(2)(4)(6)(9)	11,662,382	62,152
General Electric Capital Credit Card Master Note Trust, Series 2004-2 C 4.85% due 09/15/10(3)	100,000	100,335
GGP Mall Properties Trust, Series 2001-C1A D3 6.62% due 02/15/14*(3)(5)(9)	26,178	26,180
GMAC Commercial Mtg. Securities, Inc., Series 1997 C1 X IO 1.58% due 07/15/29(2)(4)(6)	1,690,358	53,998
GMAC Commercial Mtg. Securities, Inc., Series 1999-C3 F 7.81% due 08/15/36(2)(6)	34,000	36,574
GMAC Commercial Mtg. Securities, Inc., Series 2003-C3A4 5.02% due 04/10/40(6)	25,000	24,785
GMAC Commercial Mtg. Securities, Inc., Series 2004-C2 A4 5.30% due 08/10/38(6)	70,000	70,537
GMAC Commercial Mtg. Securities, Inc., Series 2005-C1 IO 0.10% due 05/10/43(2)(4)(6)	3,374,764	63,147
GMAC Mtg. Corp. Loan Trust, Series 2004-HE5 AIO 6.00% due 05/25/07(1)(2)(4)	1,112,650	62,030
GoldenTree Loan Opportunities II, Ltd., Series 2A 4 6.09% due 07/10/15*(1)(3)(9)	10,000	10,112
Green Tree Financial Corp., Series 1997-4 A7 7.36% due 02/15/29	34,205	35,854
Green Tree Financial Corp., Series 1997-6 A8 7.07% due 01/15/29	42,606	44,014
Green Tree Financial Corp., Series 1997-6 A9 7.55% due 01/15/29	50,614	53,697
Green Tree Financial Corp., Series 1997-7 A8 6.86% due 07/15/29	26,015	26,717
Green Tree Financial Corp., Series 1999-4 A5 6.97% due 05/01/31	87,126	88,023
Green Tree Financial Corp., Series 1999-5 A5 7.86% due 03/01/30	179,000	158,958
Greenpoint Manufacturing Housing, Series 1999-5 A4 7.59% due 11/15/28	148,914	153,191
Greenpoint Manufacturing Housing, Series 2000-3 IA 8.45% due 06/20/31	56,898	52,614
Greenpoint Mtg. Funding Trust, Series 2005 AR1 X1 IO 0.00% due 06/25/45(1)(2)(4)(5)	603,249	16,589
Greenwich Capital Commercial Funding Corp., Series 2003 C2 A4 4.92% due 01/05/36(6)	26,000	25,671
Greenwich Capital Commercial Funding Corp., Series 2005 GG3 A3 IO 4.57% due 08/10/42(2)(6)	26,000	25,264
Greenwich Capital Commercial Funding Corp., Series 2005 GG5 XC IO 0.04% due 04/10/37*(2)(4)(6)(9)	5,580,301	24,922

GS Mtg. Securities Corp. II, Series 2003-FL6A L 7.62% due 11/15/15*(1)(3)(5)(9)	25,000	25,031
GS Mtg. Securities Corp. II, Series 2004-C1X1 IO 0.10% due 10/10/28(2)(4)(5)(9)	2,083,669	14,715
GS Mtg. Securities Corp. II, Series 2004-GG2 A6 5.40% due 08/10/38(2)(5)	22,000	22,317
GS Mtg. Securities Corp. II, Series 2005 GG4 XC IO 0.11% due 07/10/39*(2)(4)(5)(9)	3,135,746	61,879
GS Mtg. Securities Corp., Series 2005-RP3 1A2 7.50% due 09/25/35(5)	63,118	65,862
GS Mtg. Securities Corp., Series 2005-RP3 1A3 8.00% due 09/25/35(5)	73,827	77,597
GS Mtg. Securities Corp., Series 2005-RP3 1A4 8.50% due 09/25/35(5)	24,358	25,879
GSAMP Trust, Series 2004-NIM N 4.88% due 10/25/34*(1)(9)	40,512	40,338
GSAMP Trust, Series 2005-NC1 N 5.00% due 02/25/35*(1)(9)	16,322	16,286
GSMPS Mtg. Loan Trust, Series 2005 RP2 1A2 7.50% due 03/25/35*(5)(9)	54,829	57,059
GSMPS Mtg. Loan Trust, Series 2005-RP2 1A3 8.00% due 03/25/35*(5)(9)	47,417	49,741
HVB Mtg. Capital Corp., Series 2003-FL1A K 7.21% due 09/10/22*(1)(3)(5)(9)	72,000	71,465
Hyundai Auto Receivables Trust, Series 2004-AD 4.10% due 08/15/11	63,000	61,691
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 1997 C5 F 7.56% due 09/15/29(6)	27,000	29,692
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2003-CB6 A2 5.26% due 07/12/37(6)	32,000	32,221
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2004-C2 A3 5.21% due 05/15/41(6)	203,050	204,482
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2005 LDP1 X IO 0.03% due 03/15/46*(2)(4)(6)(9)	1,126,657	10,635
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2005 LDP2 X1 IO 0.05% due 07/15/42*(2)(4)(6)(9)	9,064,895	150,350
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2005-CB12 X1 IO 0.05% due 09/12/37*(2)(4)(6)(9)	2,260,729	25,228
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2005-LDP3 X1 IO 0.04% due 08/15/42*(1)(2)(4)(6)(9)	4,044,626	30,651
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2005-LDP4 X1 IO 0.04% due 10/15/42*(2)(4)(6)(9)	3,380,836	30,975
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2005-LDP5 X1 IO 0.03% due 12/15/44*(1)(2)(4)(6)(9)	10,551,000	50,282
LB-UBS Commercial Mtg. Trust, Pass Through, Series 2005-C7 IO 0.08% due 11/15/40*(2)(4)(6)(9)	5,092,508	49,040
LB-UBS Commercial Mtg. Trust, Series 2004-C1 A4 4.57% due 01/15/31(6)	22,000	21,154
LB-UBS Commercial Mtg. Trust, Series 2004-C4 A4 5.13% due 06/15/29(6)	40,000	40,687
LB-UBS Commercial Mtg. Trust, Series 2005 C3 XCL IO 0.14% due 07/15/40*(2)(4)(6)(9)	1,446,732	31,441
LB-UBS Commercial Mtg. Trust, Series 2005-C2 XCL IO 0.10% due 04/15/40*(2)(4)(6)(9)	3,916,971	43,046
LB-UBS Commercial Mtg. Trust, Series 2005-C5 XCL IO 0.08% due 09/15/40*(1)(2)(4)(6)(9)	2,547,678	37,357
Lehman Brothers Commercial Mtg. Trust, Series 2005 LLFA J 5.17% due 07/15/18*(3)(6)(9)	19,000	18,997
Long Beach Asset Holdings Corp., Series 2005-1 N1 4.12% due 02/25/35*(9)	36,185	36,056
Long Beach Mtg. Loan Trust, Series 2004 3 S1 IO 4.50% due 12/25/06(2)(4)	438,076	13,629
Long Beach Mtg. Loan Trust, Series 2004 3 S2 IO 4.50% due 12/25/06*(2)(4)(9)	219,038	6,892
Marriott Vacation Club Owner Trust, Series 2002-1A A1 5.07% due 12/20/24(3)	29,621	29,875
Master Adjustable Rate Mtgs. Trust, Pass Through,Series 2004-7 2A1 4.69% due 08/25/34(2)(5)	59,917	59,938
Master Adjustable Rate Mtgs. Trust, Series 2004-3 4 AX IO 1.42% due 04/25/34(2)(4)(5)	101,752	1,817
Master Adjustable Rate Mtgs. Trust, Series 2005-2 7 AX IO 0.17% due 03/25/35*(2)(4)(5)(9)	285,185	787
Master Reperforming Loan Trust, Series 2005-2 1A3 7.50% due 05/25/35*(5)(9)	68,062	71,380
Master Reperforming Loan Trust, Series 2005-11A4 7.50% due 08/25/34(1)(5)	60,295	62,889
MBNA Credit Card Master Note Trust, Series 2003-C5 5.55% due 11/15/10(3)(9)	60,000	61,163
Merit Securities Corp., Series 11PA 3A1 5.00% due 04/28/27*(3)(5)	97,068	97,885
Merrill Lynch Mtg. Investors, Inc., Series 2004 OP1 N1 4.75% due 06/25/35	26,233	26,143
Merrill Lynch Mtg. Investors, Inc., Series 2004-WM2N N1 4.50% due 12/25/34*(9)	4,939	4,908
Merrill Lynch Mtg. Investors, Inc., Series 2004-WMC3 B3 5.00% due 01/25/35(2)	26,000	24,989
Merrill Lynch Mtg. Investors, Inc., Series 2005-WM 1N 5.00% due 09/25/35*(9)	23,146	22,939
Merrill Lynch Mtg. Investors, Inc., Series 2007 HE2C N1 5.00% due 08/25/35*(9)	15,858	15,719
Merrill Lynch Mtg. Trust, Pass Through, Series 2005 LC1 XA IO 0.11% due 01/12/44*(1)(2)(4)(9)	1,150,000	11,810
Merrill Lynch Mtg. Trust, Series 2005 MCP1 XC 0.47% due 05/12/43(2)(4)(5)	2,354,797	28,116
Merrill Lynch Mtg. Trust, Series 2005 MKB2 A2 4.81% due 09/12/42(5)	117,000	115,849
Metris Secured Note Trust, Series 2004 2 C 5.72% due 10/20/10*(3)(9)	65,000	65,508
Mezz Capital Commercial Mtg.,Trust, Series 2004 C2 A IO 6.41% due 12/15/19*(1)(2)(4)(9)	156,815	56,650
Mezz Capital Commercial Mtg.,Trust, Series 2005 C3 X IO 5.54% due 05/15/44*(1)(2)(4)(9)	175,000	60,427
Mid-State Trust, Series 11 B 8.22% due 07/15/38	11,440	11,425
Morgan Stanley Auto Loan Trust, Series 2004-HB2 D 3.82% due 03/15/12	3,846	3,833
Morgan Stanley Capital I, Pass Through, Series 1998-CF1 D 7.35% due 07/15/32(5)	56,000	60,774
Morgan Stanley Capital I, Series 2004-WMC3 A2PT 4.67% due 01/25/35(3)	54,648	54,809
Morgan Stanley Capital I, Series 2005-HQ5 X1 IO 0.04% due 01/14/42*(2)(4)(5)(9)	3,852,855	31,631
Morgan Stanley Capital I, Series 2005-HQ6 X1 IO 0.05% due 08/13/42*(2)(4)(5)(9)	3,874,887	41,108
Morgan Stanley Dean Witter Capital I, Series 2001-NC3 B1 6.83% due 10/25/31(3)	4,221	4,164
Morgan Stanley Dean Witter Capital I, Series 2001-NC4 B1 6.88% due 01/25/32(3)	5,971	5,966
Morgan Stanley Mtg. Loan Trust, Series 2005 5AR 2A1 5.43% due 09/25/35(5)(7)	297,823	298,745
Morgan Stanley Mtg. Loan Trust, Series 2005-3AR 2A2 5.27% due 07/25/35(1)(5)	148,140	148,082
Mortgage Capital Funding, Inc., Series 1998-MC2 E 7.10% due 06/18/30(2)(5)	27,000	28,291
Navistar Financial Corp. Owner Trust, Series 2004- B C 3.93% due 10/15/12	5,889	5,713
Navistar Financial Corp. Owner Trust, Series 2005-A C 4.84% due 01/15/14	32,000	31,902
New Century Home Equity Loan Trust, Series 2003-5 A17 5.15% due 11/25/33	33,000	32,709
Nomura Asset Acceptance Corp., Series 2004-R3 PT 9.31% due 02/25/35*(1)(2)(5)	66,358	71,169

Nomura Asset Securities Corp., Series 1996-MD5 A1C 7.12% due 04/13/39(5)	115,000	115,519
Oakwood Mtg. Investors, Inc., Series 2000 A A3 7.95% due 03/15/22	59,645	49,530
Oakwood Mtg. Investors, Inc., Series 2001-E AIO 6.00% due 11/15/09(1)(2)(4)	160,662	24,637
Oakwood Mtg. Investors, Inc., Series 2002-A AIO 6.00% due 02/15/10(1)(2)(4)	131,954	21,097
Oakwood Mtg. Investors, Inc., Series 2002-C A1 5.41% due 11/15/32	130,185	112,856
Option One Mtg. Securities Corp. NIM Trust, Series 2004-2A N1 4.21% due 11/25/34*(1)(9)	11,719	11,719
Origen Manufactured Housing, Series 2004-B A2 3.79% due 12/15/17	65,000	63,444
Origen Manufactured Housing, Series 2004-B A3 4.75% due 08/15/21	26,000	25,176
Park Place Securities NIM Trust, Series 2004-WHQ2 A 4.00% due 02/25/35*(9)	30,607	30,527
Providian Gateway Owner Trust, Series 2004 EA D 5.30% due 11/15/11*(3)(9)	100,000	101,219
Renaissance Home Equity Loan Trust, Series 2003-4 S IO 3.00% due 02/25/06(1)(2)(4)	22,717	49
Renaissance Home Equity Loan Trust, Series 2005-1 N 4.70% due 05/25/35*(1)(9)	21,997	21,997
Renaissance NIM Trust, Series 2004-A 4.45% due 06/25/34*(1)(9)	421	421
Residential Accredit Loans, Inc., Series 2004 QA5 4.98% due 12/25/34(5)	36,096	35,949
Residential Accredit Loans, Inc., Series 2004-QA6 4.97% due 12/26/34(5)	117,515	117,021
Residential Asset Mtg. Products, Inc., Series 2002-SL1 AI3 7.00% due 06/25/32(5)	126,763	126,362
Residential Asset Mtg. Products, Inc., Series 2004 RZ2 AIO 3.50% due 06/25/06(1)(2)(4)	659,533	7,938
Residential Asset Securities NIM Corp., Series 2004 NT11 4.50% due 12/25/34*(9)	28,268	27,889
Residential Asset Securities NIM Corp., Series 2004-N10B A1 5.00% due 11/25/34*(1)(9)	39,699	39,550
SACO I Trust, Pass Through, Series 2005 10 4.76% due 06/25/36	108,000	108,000
Salomon Brothers Mtg. Securities VII, Inc., Series 2003-CDCA X3CD IO 1.43% due 02/15/15*(1)(2)(4)(5)(9)	92,829	1,021
Sasco Net Interest Margin Trust, Series 2005-NC1A 4.75% due 02/27/35*(1)(9)	40,336	40,117
Sequoia Mtg. Funding Trust, Series 2004-A AX1 IO 0.80% due 02/25/08*(2)(4)(5)(9)	1,975,490	13,372
Sharps SP I, LLC NIM Trust, Series 2003-HE1N 6.90% due 11/25/33*(9)	1,989	1,985
Sharps SP I, LLC NIM Trust, Series 2004-FM1N 6.16% due 09/25/33*(9)	765	764
Sharps SP I, LLC NIM Trust, Series 2004-HE1N 4.94% due 02/25/34*(1)(9)	7,781	7,781
Sharps SP I, LLC NIM Trust, Series 2004-HE4N 3.75% due 12/25/34*(1)(9)	32,912	32,748
Sharps SP I, LLC NIM Trust, Series 2004-RM2N 4.00% due 01/25/35*(1)(9)	16,994	16,930
Specialty Underwriting & Residential Finance, Series 2004-BC1 X IO 2.00% due 02/25/35(1)(2)(4)	594,367	5,856
Strips III, Ltd./Strips III Corp., Series 2004-1A K 5.00% due 03/24/18*(1)(5)(9)	50,000	46,822
Structured Adjustable Rate Mtg. Loan Trust, Series 2004 10 1 A1 4.91% due 08/25/34(2)(5)	43,340	43,524
Structured Adjustable Rate Mtg. Loan Trust, Series 2004 12 1A2 4.97% due 09/25/34(2)(5)	61,000	61,364
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-14 1A 5.09% due 10/25/34(2)(5)	125,353	125,572
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-16 1A2 5.00% due 11/25/34(2)(5)	174,087	174,248
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-18 1A1 5.02% due 12/25/34(2)(5)	63,952	63,905
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-19 2A1 IO 0.55% due 01/25/35(1)(2)(4)(5)	840,502	14,541
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-20 1A2 5.07% due 01/25/35(2)(5)	167,159	166,665
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-4 A1 4.75% due 04/25/34(2)(5)	14,503	14,606
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-6 1A 4.37% due 06/25/34(2)(5)	182,232	181,370
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-8 1A1 4.69% due 07/25/34(2)(5)	34,640	34,720
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-8 1A3 4.69% due 07/25/34(2)(5)	17,897	17,969
Structured Adjustable Rate Mtg. Loan Trust, Series 2005-1 1A1 5.14% due 02/25/35(2)(5)	263,018	261,574
Structured Adjustable Rate Mtg. Loan Trust, Series 2005-9 AX IO 0.94% due 05/25/35(1)(2)(4)(5)	1,459,929	43,506
Structured Asset Investment Loan NIM Notes, Series 2003-4 A 7.50% due 06/27/33*(1)(9)	2,139	2,007
Structured Asset Investment Loan NIM Notes, Series 2003-5 A 7.35% due 06/27/33*(1)(9)	13,819	11,611
Structured Asset Investment Loan NIM Notes, Series 2003-BC1A A 7.75% due 01/27/33*(9)	4,832	4,847
Structured Asset Investment Loan NIM Notes, Series 2003-BC2A A 7.75% due 04/27/33*(9)	10,591	7,641
Structured Asset Investment Loan NIM Notes, Series 2004-10A A 5.00% due 11/27/34*(1)(9)	50,262	50,054
Structured Asset Investment Loan NIM Notes, Series 2004-11A A2 4.75% due 01/27/35*(9)	38,321	38,101
Structured Asset Investment Loan NIM Notes, Series 2004-AA A 4.50% due 10/27/34*(9)	16,705	16,609
Structured Asset Investment Loan NIM Notes, Series 2005-1A A 4.25% due 02/27/35*(9)	37,986	37,738
Structured Asset Investment Loan NIM Notes, Series 2005-2A A 4.75% due 03/27/35*(1)(9)	28,464	28,299
Structured Asset Investment Loan NIM Notes, Series 2005-WF1A 4.75% due 02/27/35*(1)(9)	34,792	34,580
Structured Asset Securities Corp., Series 2003-26A 2A 4.50% due 09/25/33(2)(5)	48,570	49,013
Structured Asset Securities Corp., Series 2003-40A 1A 4.89% due 01/25/34(2)(5)	31,259	31,481
Structured Asset Securities Corp., Series 2004-NP2 A 4.73% due 06/25/34*(1)(3)(5)(9)	121,184	121,196
Structured Asset Securities Corp., Series 2005-10 3A3 7.76% due 12/25/34(1)(3)(5)	94,254	90,022
Structured Asset Securities Corp., Series 2005-6 5A8 5.14% due 05/25/35(3)(5)	83,182	71,200
Terwin Mtg. Trust,Series 2004-5HE A1B 4.80% due 06/25/35(3)	57,796	58,080
TIAA Retail Commercial Trust, Series 2002-1A IIFX 6.77% due 05/22/37*(1)(9)	86,000	89,457
Wachovia Bank Commercial Mtg. Trust, Series 2005-C18 XC IO 0.06% due 04/15/42*(2)(4)(6)(9)	5,445,813	54,916
Wachovia Bank Commercial Mtg.Trust, Series 2004-C12 A4 5.41% due 07/15/41(6)	64,000	64,691
Wachovia Bank Commercial Mtg.Trust, Series 2004-C15 A4 4.80% due 10/15/41(6)	70,750	68,642
Wachovia Bank Commercial Mtg.Trust, Series 2005 C17 A4 5.08% due 03/15/42(6)	207,000	205,400
Wachovia Bank Commercial Mtg.Trust, Series 2005-C16 A4 4.85% due 10/15/41(6)	32,000	31,242
Washington Mutual Asset Securities Corp., Series 2004-1 1A1 5.30% due 05/25/36*(2)(5)(9)	65,000	61,603

Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR12 2A5 4.32% due 07/25/35(1)(3)(5)(8)	654,000	635,505
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR9 1A2 4.35% due 05/25/35(2)(5)	159,296	156,157
WFS Financial Owner Trust, Series 2004-1 D 3.17% due 08/22/11	8,981	8,839
WFS Financial Owner Trust, Series 2004-3 D 4.07% due 02/17/12	19,485	19,226
WFS Financial Owner Trust, Series 2004-4 D 3.58% due 05/17/12	35,795	35,177
WFS Financial Owner Trust, Series 2005-1 D 4.09% due 08/17/12	25,375	24,990

TOTAL ASSET–BACKED SECURITIES (COST $14,187,184)		13,804,091

Bonds & Notes — 8.2%

CONSUMER DISCRETIONARY — 0.1%

Automotive — 0.1%
DaimlerChrysler NA Holding Corp. 6.50% due 11/15/13	25,000	26,176
DaimlerChrysler NA Holding Corp. 7.20% due 09/01/09	50,000	52,877
DaimlerChrysler NA Holding Corp. 8.00% due 06/15/10	65,000	71,087

Retail — 0.0%
CVS Corp. Pass Through 6.12% due 01/10/13*(9)	17,701	18,383
J.C. Penney Co., Inc. 7.13% due 11/15/23	25,000	27,832
May Department Stores Co. 5.75% due 07/15/14	10,000	10,195
SUPERVALU, Inc. 7.88% due 08/01/09	20,000	21,179
		227,729

CONSUMER STAPLES — 0.0%

Food, Beverage & Tobacco — 0.0%
Delhaize America, Inc. 8.13% due 04/15/11	55,000	59,954
Kroger Co. 6.75% due 04/15/12	20,000	21,033
Miller Brewing Co. 5.50% due 08/15/13*(9)	30,000	30,579
		111,566

ENERGY — 0.0%

Energy Services — 0.0%
Atmos Energy Corp. 4.95% due 10/15/14	25,000	24,091
Buckeye Partners LP 5.30% due 10/15/14	15,000	14,954
Consolidated Natural Gas Co. 5.00% due 12/01/14	15,000	14,553
Motiva Enterprises, LLC 5.20% due 09/15/12*(9)	30,000	30,241
PacifiCorp 5.45% due 09/15/13	20,000	20,444
Premcor Refining Group, Inc. 7.50% due 06/15/15	10,000	10,660
Sunoco, Inc. 4.88% due 10/15/14	15,000	14,638
Valero Energy Corp. 7.50% due 04/15/32	20,000	24,306

Energy Sources — 0.0%
Amerada Hess Corp. 7.88% due 10/01/29	20,000	24,218
Forest Oil Corp. 8.00% due 12/15/11	20,000	21,850
Occidental Petroleum Corp. 10.13% due 09/15/09	25,000	29,413
		207,518

FINANCE — 0.5%

Banks — 0.0%
Bank of New York Co., Inc. 3.40% due 03/01/08(14)	10,000	9,671
Capital One Bank 6.50% due 06/13/13	20,000	21,249
First Maryland Bancorp 7.20% due 07/01/07	20,000	20,714
Fleet Capital Trust V 5.50% due 03/18/06(3)	20,000	19,947
Independence Community Bank Corp. 3.50% due 06/20/08(14)	50,000	48,142
PNC Bank NA 4.88% due 09/21/17	30,000	28,744
UBS Preferred Funding Trust I 8.62% due 10/01/10(14)	30,000	34,317
Washington Mutual, Inc. 8.25% due 04/01/10	25,000	27,837

Financial Services — 0.4%
Ameritech Capital Funding Co. 6.25% due 05/18/09	25,000	25,789
Associates Corp. NA 6.95% due 11/01/18	20,000	23,024
AXA Financial, Inc. 7.75% due 08/01/10	25,000	27,682

Beaver Valley Funding Corp. 9.00% due 06/01/17	25,000	28,677
Block Financial Corp. 5.13% due 10/30/14	25,000	23,465
Bunge Ltd. Finance Corp. 5.35% due 04/15/14	30,000	29,673
CIT Group, Inc. 5.00% due 02/13/14	85,000	78,252
CIT Group, Inc. 5.00% due 02/01/15	15,000	14,638
CIT Group, Inc. 7.75% due 04/02/12	35,000	39,695
Citigroup, Inc. 5.00% due 09/15/14	160,000	157,497
Countrywide Capital III, Series B 8.05% due 06/15/27	20,000	24,042
Ford Motor Credit Co. 7.26% due 02/02/06	25,000	23,904
Ford Motor Credit Co. 7.38% due 10/28/09	35,000	31,041
Ford Motor Credit Co., Series MTN 7.75% due 02/15/07	115,000	111,021
Franchise Finance Corp. of America 8.75% due 10/15/10	5,000	5,807
General Electric Capital Corp. 8.13% due 05/15/12	70,000	81,338
General Motors Acceptance Corp. 5.55% due 07/16/07(3)	115,000	107,793
General Motors Acceptance Corp. 5.22% due 03/20/07(3)	25,000	23,614
Grand Metropolitan Investment Corp. 8.00% due 09/15/22	45,000	56,839
Greenpoint Capital Trust I 9.10% due 06/01/27	15,000	16,383
HSBC Finance Capital Trust 5.91% due 11/30/35	100,000	100,851
J.P. Morgan Chase & Co. 5.13% due 09/15/14	160,000	158,386
J.P. Morgan Chase Capital XV 5.88% due 03/15/35	15,000	14,913
John Hancock Global Funding II 7.90% due 07/02/10*(9)	15,000	16,868
Lehman Brothers Holdings, Inc. 5.15% due 08/19/65*(3)(9)	35,000	35,087
NiSource Finance Corp. 5.25% due 09/15/17	5,000	4,863
NiSource Finance Corp. 5.45% due 09/15/20	40,000	38,757
Nuveen Investments, Inc. 5.00% due 09/15/10	15,000	14,759
Nuveen Investments, Inc. 5.50% due 09/15/15	15,000	14,744
Oneamerica Financial Partners, Inc. 7.00% due 10/15/33*(9)	20,000	22,538
Sovereign Bancorp, Inc. 4.80% due 09/01/10*(9)	20,000	19,601
Sprint Capital Corp. 6.90% due 05/01/19	25,000	27,535
Verizon Global Funding Corp. 7.75% due 12/01/30	15,000	17,830

Insurance — 0.1%
Executive Risk Capital Trust, Series B 8.68% due 02/01/27	30,000	32,109
Fund American Cos., Inc. 5.88% due 05/15/13	40,000	40,363
Hartford Financial Services Group, Inc. 7.90% due 06/15/10	35,000	38,947
Liberty Mutual Group, Inc. 6.50% due 03/15/35*(9)	70,000	68,294
Loews Corp. 5.25% due 03/15/16	15,000	14,824
MetLife, Inc. 5.00% due 06/15/15	40,000	39,232
MetLife, Inc. 5.70% due 06/15/35	25,000	25,093
Nationwide Financial Services, Inc. 5.63% due 02/13/15	10,000	10,195
Nationwide Mutual Insurance Co. 8.25% due 12/01/31*(9)	15,000	18,824
Transamerica Capital III 7.63% due 11/15/37	35,000	40,709
Zurich Capital Trust 8.38% due 06/01/37*(9)	35,000	37,879
		1,993,996

HEALTHCARE — 0.0%

Drugs — 0.0%
Bayer Corp. 6.20% due 02/15/08*(9)(14)	15,000	15,325
Hospira, Inc. 5.90% due 06/15/14	15,000	15,492
Wyeth 5.50% due 02/01/14	75,000	75,972

Health Services — 0.0%
Wellpoint, Inc. 5.00% due 12/15/14	15,000	14,735
		121,524

INDUSTRIAL & COMMERCIAL — 0.1%

Aerospace & Military Technology — 0.1%
Boeing Co. 6.88% due 10/15/43	15,000	17,747
Lockheed Martin Corp. 8.50% due 12/01/29	35,000	47,704
Raytheon Co. 6.75% due 03/15/18	30,000	33,523
Raytheon Co. 7.00% due 11/01/28	15,000	17,428

Business Services — 0.0%
Cendant Corp. 4.89% due 08/17/06	30,000	14,945
Cendant Corp. 6.25% due 03/15/10	55,000	56,916

Transportation — 0.0%
CSX Corp. 6.75% due 03/15/11	50,000	53,582
		241,845

INFORMATION & ENTERTAINMENT — 0.2%

Broadcasting & Media — 0.1%
Clear Channel Communications, Inc. 5.75% due 01/15/13	15,000	14,707
Comcast Cable Communications, Inc. 7.13% due 06/15/13	10,000	10,869
Comcast Corp. 4.95% due 06/15/16	40,000	37,734
Cox Communications, Inc. 6.75% due 03/15/11	40,000	41,828
Cox Communications, Inc. 7.75% due 11/01/10	30,000	32,492
Cox Enterprises, Inc. 7.88% due 09/15/10	5,000	5,420
Jones Intercable, Inc. 7.63% due 04/15/08	20,000	21,033
News America Holdings, Inc. 7.70% due 10/30/25	75,000	86,053
Tele-Communications, Inc. 7.88% due 08/01/13	30,000	33,908
Tele-Communications, Inc. 9.80% due 02/01/12	10,000	12,064
Time Warner Entertainment Co., LP 8.38% due 03/15/23	25,000	28,908
Time Warner, Inc. 6.95% due 01/15/28	40,000	41,442
Time Warner, Inc. 9.13% due 01/15/13	85,000	100,604
Time Warner, Inc. 9.15% due 02/01/23	15,000	18,447
Turner Broadcasting, Inc. 8.38% due 07/01/13	5,000	5,758

Leisure & Tourism — 0.1%
Continental Airlines, Inc., Series 02-1 Pass Through 6.56% due 08/15/13	15,000	15,508
Continental Airlines, Inc., Series 981A Pass Through 6.65% due 03/15/19	36,956	36,113
Continental Airlines, Inc., Series 974A Pass Through 6.90% due 07/02/19	8,030	7,997
GTECH Holdings Corp. 4.75% due 10/15/10	40,000	36,455
Harrah’s Operating Co., Inc. 5.75% due 10/01/17	50,000	48,665
Hilton Hotels Corp. 8.25% due 02/15/11	40,000	43,836
Park Place Entertainment Corp. 7.00% due 04/15/13	10,000	10,698
		690,539

INFORMATION TECHNOLOGY — 0.1%

Computer Services — 0.0%
Computer Associates International, Inc. 5.63% due 12/01/14*(9)	30,000	29,535

Electronics — 0.0%
Avnet, Inc. 6.00% due 09/01/15	25,000	24,320

Telecommunications — 0.1%
AT&T Corp. 8.50% due 11/15/31	20,000	25,122
AT&T Wireless Services, Inc. 8.75% due 03/01/31	45,000	59,617
Citizens Communications Co. 6.25% due 01/15/13	20,000	19,350
Sprint Capital Corp. 6.88% due 11/15/28	95,000	103,806
Sprint Capital Corp. 7.63% due 01/30/11	5,000	5,514
Sprint Capital Corp. 8.38% due 03/15/12	40,000	46,358
TCI Communications, Inc. 8.75% due 08/01/15	60,000	72,701
Verizon New England, Inc. 6.50% due 09/15/11	85,000	87,192
Verizon Virginia, Inc. 4.63% due 03/15/13	40,000	37,051
		510,566

MATERIALS — 0.1%

Chemicals — 0.1%
Chevron Phillips Chemical Co., LLC 5.38% due 06/15/07	95,000	95,312
ICI Wilmington, Inc. 5.63% due 12/01/13	35,000	34,838
Lubrizol Corp. 5.50% due 10/01/14	15,000	15,040

Forest Products — 0.0%
Weyerhaeuser Co. 7.38% due 03/15/32	55,000	61,144
Weyerhaeuser Co. 7.95% due 03/15/25	15,000	17,184

Metals & Minerals — 0.0%
Newmont Mining Corp. 5.88% due 04/01/35	20,000	19,736

Plastic — 0.0%
Sealed Air Corp. 5.63% due 07/15/13*(9)	20,000	19,853
		263,107

MUNICIPAL BONDS — 0.0%

Municipal Bonds — 0.0%
New Jersey State Turnpike Authority, Series B 4.25% due 01/01/16	25,000	23,740

REAL ESTATE — 0.1%

Real Estate Companies — 0.0%
ERP Operating LP 6.58% due 04/13/15	15,000	16,297

Real Estate Investment Trusts — 0.1%
Archstone-Smith Operating Trust 5.25% due 12/01/10	15,000	15,006
Colonial Properties Trust 6.25% due 06/15/14	60,000	61,959
Developers Diversified Realty Corp. 5.38% due 10/15/12	10,000	9,849
Equity One, Inc. 3.88% due 04/15/09	25,000	23,741
Heritage Property Investment Trust 5.13% due 04/15/14	25,000	24,098
Hospitality Properties Trust 6.75% due 02/15/13	25,000	26,635
HRPT Properties Trust 5.75% due 02/15/14	20,000	20,059
HRPT Properties Trust 6.25% due 08/15/16	10,000	10,190
iStar Financial, Inc. 6.00% due 12/15/10	40,000	40,617
Rouse Co. 7.20% due 09/15/12	40,000	41,972
Simon Property Group LP 5.75% due 12/01/15*(9)	20,000	20,295
		310,718

U.S. GOVERNMENT AGENCIES — 7.8%

U.S. Government Agencies — 7.8%
Federal Home Loan Mtg. Corp. Series 231 Strip PO 0.00% due 08/01/35	2,562,370	1,940,873
Federal Home Loan Mtg. Corp., Series 3045 Strip PO 0.00% due 10/15/35(11)	92,947	74,870
Federal Home Loan Mtg. Corp., Series 3720 PO 0.00% due 02/01/35(5)(11)	745,562	590,083
Federal Home Loan Mtg. Corp., Series 227 PO 0.00% due 12/01/34	872,789	640,065
Federal Home Loan Mtg. Corp., Series 2958 FB 0.00% due 02/15/35(5)	221,463	214,553
Federal Home Loan Mtg. Corp., Series 3003 XF 0.00% due 07/15/35(3)(5)	95,219	98,551
Federal Home Loan Mtg. Corp., Series 3024 CF 0.00% due 10/15/34(3)(5)	130,601	134,557
Federal Home Loan Mtg. Corp., Structured Pass Through Securities, Series T-56 2IO 0.04% due 05/25/43(2)(4)(5)	380,812	841
Federal Home Loan Mtg. Corp., Structured Pass Through Securities, Series T-56 1IO 0.28% due 05/25/43(2)(4)(5)	405,161	4,211
Federal Home Loan Mtg. Corp., Structured Pass Through Securities, Series T-56 3IO 0.35% due 05/25/43(2)(4)(5)	334,073	4,189
Federal Home Loan Mtg. Corp., Structured Pass Through Securities, Series T-51 1AIO 0.43% due 09/25/43(1)(2)(4)(5)	211,734	2,391
Federal Home Loan Mtg. Corp., Structured Pass Through Securities, Series T-56 AIO 0.66% due 05/25/43(2)(4)(5)	668,040	9,022
Federal Home Loan Mtg. Corp., Series 2957 SW IO 1.63% due 04/15/35(2)(3)(4)(5)	453,582	13,668
Federal Home Loan Mtg. Corp., Series 3016 SP IO 1.63% due 09/15/32(2)(4)	188,261	5,479
Federal Home Loan Mtg. Corp., Series 2937 SY IO 1.73% due 02/15/35(2)(3)(4)(5)	81,836	2,688
Federal Home Loan Mtg. Corp., Series 3034 SE IO 1.74% due 08/15/35(2)(4)	98,095	3,150
Federal Home Loan Mtg. Corp., Series 3067 SI IO 2.28% due 11/15/35(1)(2)(4)	366,215	29,773
Federal Home Loan Mtg. Corp, Series 3067 SI IO 2.23% due 04/15/35(1)(2)(4)	365,775	29,628
Federal Home Loan Mtg. Corp., Series 3034 CS IO 2.23% due 07/15/35(2)(4)	99,108	4,807
Federal Home Loan Mtg. Corp., Series 2990 LI IO 2.26% due 10/15/34(2)(3)(4)(5)	135,686	6,737
Federal Home Loan Mtg. Corp., Series 2962 BS IO 2.28% due 03/15/35(2)(3)(4)(5)	486,240	25,125
Federal Home Loan Mtg. Corp., Series 2986 WS IO 2.28% due 06/15/35(2)(3)(4)(5)	100,680	3,486
Federal Home Loan Mtg. Corp., Series 2924 SA IO 2.33% due 01/15/34(2)(3)(4)(5)	345,314	15,150
Federal Home Loan Mtg. Corp., Series 2927 ES IO 2.33% due 01/15/35(2)(3)(4)(5)	123,262	5,403
Federal Home Loan Mtg. Corp., Series 3033 IO 2.33% due 09/15/35(2)(3)(4)(5)	119,269	5,233
Federal Home Loan Mtg. Corp., Series 3066 PS IO 2.33% due 09/15/35(2)(4)	104,513	4,958
Federal Home Loan Mtg. Corp., Series 2981 AS IO 2.35% due 05/15/35(2)(3)(4)(5)	221,883	10,684
Federal Home Loan Mtg. Corp., Series 2981 BS IO 2.35% due 05/15/35(2)(3)(4)(5)	118,672	5,828
Federal Home Loan Mtg. Corp., Series 3045 DI IO 2.36% due 10/15/35(2)(4)	671,262	33,946
Federal Home Loan Mtg. Corp., Series 2922 SE IO 2.38% due 02/15/35(2)(3)(4)(5)	240,988	12,049
Federal Home Loan Mtg. Corp., Series 3028 ES IO 2.38% due 09/15/35(2)(4)	374,956	27,720
Federal Home Loan Mtg. Corp., Series 2594 SE IO 2.68% due 10/15/30(2)(4)	169,127	8,008
Federal Home Loan Mtg. Corp., Series 2828 TI IO 2.68% due 10/15/30(2)(4)	86,946	4,708
Federal Home Loan Mtg. Corp., Series 2815 PT IO 2.68% due 11/15/32(2)(3)(4)(5)	160,973	9,524
Federal Home Loan Mtg. Corp., Series 2682 TQ IP 2.68% due 10/15/33(2)(3)(4)(5)	72,450	4,167
Federal Home Loan Mtg. Corp., Series 3031 BI IO 2.72% due 08/15/35(1)(2)(3)(4)(5)	96,433	6,924
Federal Home Loan Mtg. Corp., Series 2869 JS IO 2.88% due 04/15/34(2)(3)(4)(5)	416,754	21,397
Federal Home Loan Mtg. Corp., Series 2869 SH IO 2.93% due 04/15/34(2)(3)(4)(5)	88,476	4,549
Federal Home Loan Mtg. Corp., Series 2802 SM IO 2.98% due 04/15/32(2)(3)(4)(5)	52,794	3,342
Federal Home Loan Mtg. Corp., Series 2828 GI IO 3.13% due 06/15/34(2)(3)(4)(5)	164,269	12,263
Federal Home Loan Mtg. Corp., Series 2538 SH IO 3.18% due 12/15/32(2)(3)(4)(5)	23,773	1,518
Federal Home Loan Mtg. Corp., Series 2950 SM IO 3.75% due 03/15/35(1)(2)(3)(4)(5)	169,142	11,074
Federal Home Loan Mtg. Corp. 5.50% due 04/01/20	434,758	437,396
Federal Home Loan Mtg. Corp. 5.50% due 06/01/36	91,351	90,602
Federal Home Loan Mtg. Corp., Series 2927 SI IO 5.55% due 02/15/35(1)(2)(3)(4)(5)	152,636	18,759
Federal Home Loan Mtg. Corp., Series 3031 BS 5.55% due 07/15/35(3)(5)	112,143	106,326
Federal Home Loan Mtg. Corp. 6.00% due 08/01/34	13,617	13,754
Federal Home Loan Mtg. Corp., Series 3065 DC 6.45% due 03/15/35(1)	99,834	96,570
Federal Home Loan Mtg. Corp., Series 1530 I 7.00% due 06/15/23(5)	18,131	18,754
Federal Home Loan Mtg. Corp., Series 1750 C 7.00% due 07/15/23(5)	17,494	18,193
Federal Home Loan Mtg. Corp., Series 2008 G 7.00% due 12/15/23(5)	2,882	2,892
Federal Home Loan Mtg. Corp., Series 1725 D 7.00% due 04/15/24(5)	7,696	7,963
Federal Home Loan Mtg. Corp., Series 1973 PJ 7.00% due 07/15/27(5)	39,410	40,535
Federal Home Loan Mtg. Corp., Series 1978 PG 7.00% due 08/15/27(5)	33,161	34,470
Federal Home Loan Mtg. Corp., Series 1987 AP 7.00% due 09/15/27(5)	11,200	11,550
Federal Home Loan Mtg. Corp., Series 1987 PT 7.00% due 09/15/27(5)	19,269	19,889
Federal Home Loan Mtg. Corp., Series 1998 PL 7.00% due 10/15/27(5)	23,545	24,363
Federal Home Loan Mtg. Corp., Series 1999 PG 7.00% due 10/15/27(5)	37,405	38,761
Federal Home Loan Mtg. Corp., Series 2004 BA 7.00% due 10/15/27(5)	22,958	23,766
Federal Home Loan Mtg. Corp., Series 2005 C 7.00% due 10/15/27(5)	17,446	17,990
Federal Home Loan Mtg. Corp., Series 2005 CE 7.00% due 10/15/27(5)	19,464	20,072
Federal Home Loan Mtg. Corp., Series 2006 H 7.00% due 10/15/27(5)	55,503	56,910
Federal Home Loan Mtg. Corp., Series 2006 T 7.00% due 10/15/27(5)	35,465	36,364
Federal Home Loan Mtg. Corp., Series 2020 E 7.00% due 01/15/28(5)	53,068	54,856
Federal Home Loan Mtg. Corp., Series 2031 PG 7.00% due 02/15/28(5)	10,437	10,821
Federal Home Loan Mtg. Corp., Series 2054 PH 7.00% due 05/15/28(5)	98,295	101,856
Federal Home Loan Mtg. Corp., Series 2198 PH 7.00% due 11/15/29(5)	39,252	40,506
Federal Home Loan Mtg. Corp., Series 2208 PG 7.00% due 01/15/30(5)	45,687	47,636
Federal Home Loan Mtg. Corp., Series 2211 PG 7.00% due 01/15/30(5)	25,251	26,045
Federal Home Loan Mtg. Corp., Series 2256 UA 7.00% due 09/15/30(5)	5,025	5,191
Federal Home Loan Mtg. Corp., Strustured Pass Through Securities, Series FSPC T-41 2A 7.00% due 07/25/32(5)	20,072	20,639
Federal Home Loan Mtg. Corp., Structured Pass Through Securities, Series FSPC T-60 1A2 7.00% due 03/25/44(5)	133,288	137,744

Federal Home Loan Mtg. Corp., Series 1890 H 7.50% due 09/15/26(5)	13,346	13,827
Federal Home Loan Mtg. Corp., Series 1895 C 7.50% due 09/15/26(5)	6,717	7,039
Federal Home Loan Mtg. Corp., Series 1904 D 7.50% due 10/15/26(5)	16,104	16,692
Federal Home Loan Mtg. Corp., Series 1905 H 7.50% due 10/15/26(5)	14,156	14,692
Federal Home Loan Mtg. Corp., Series 1915 C 7.50% due 12/15/26(5)	12,475	12,954
Federal Home Loan Mtg. Corp., Series 1923 D 7.50% due 12/15/26(5)	14,827	15,390
Federal Home Loan Mtg. Corp., Series 1924 H 7.50% due 01/15/27(5)	13,901	14,278
Federal Home Loan Mtg. Corp., Series 1928 D 7.50% due 01/15/27(5)	5,484	5,660
Federal Home Loan Mtg. Corp., Series 1932 E 7.50% due 02/15/27(5)	12,795	13,240
Federal Home Loan Mtg. Corp., Series 1938 E 7.50% due 02/15/27(5)	5,180	5,327
Federal Home Loan Mtg. Corp., Series 1941 E 7.50% due 02/15/27(5)	4,221	4,396
Federal Home Loan Mtg. Corp., Series 1943 M 7.50% due 03/15/27(5)	9,113	9,471
Federal Home Loan Mtg. Corp., Series 1969 PF 7.50% due 07/15/27(5)	14,765	15,449
Federal Home Loan Mtg. Corp., Series 1975 E 7.50% due 07/15/27(5)	3,905	3,982
Federal Home Loan Mtg. Corp., Series 1989 C 7.50% due 09/15/27(5)	6,182	6,384
Federal Home Loan Mtg. Corp., Series 1990 D 7.50% due 09/15/27(5)	16,796	17,422
Federal Home Loan Mtg. Corp., Series 2187 PH 7.50% due 09/15/29(5)	40,992	42,771
Federal Home Loan Mtg. Corp. 7.50% due 10/01/29	45,597	47,981
Federal Home Loan Mtg. Corp., Series 2217 PD 7.50% due 02/15/30(5)	18,347	18,352
Federal Home Loan Mtg. Corp., Series 2224 PD 7.50% due 03/15/30(5)	17,545	18,150
Federal Home Loan Mtg. Corp., Series 2229 PD 7.50% due 04/15/30(5)	17,699	18,418
Federal Home Loan Mtg. Corp., Structured Pass-Through Securities, Series T-41 3A 7.50% due 07/25/32(5)	39,158	40,894
Federal Home Loan Mtg. Corp., Structured Pass-Through Securities, Series T-42 A5 7.50% due 02/25/42(5)	67,242	70,396
Federal Home Loan Mtg. Corp., Structured Pass-Through Securities, Series T-51 2A 7.50% due 08/25/42(5)	74,649	77,146
Federal Home Loan Mtg. Corp., Structured Pass-Through Securities, Series T-57 1A 7.50% due 07/25/43(5)	141,471	148,431
Federal Home Loan Mtg. Corp., Structured Pass-Through Securities, Series T-58 4A 7.50% due 09/25/43(5)	45,462	48,033
Federal Home Loan Mtg. Corp., Structured Pass-Through Securities, Series T-59 1A3 7.50% due 10/25/43(5)	144,914	153,183
Federal Home Loan Mtg. Corp., Structured Pass-Through Securities, Series T-60 1A3 7.50% due 03/25/44(5)	202,430	210,874
Federal Home Loan Mtg. Corp., Series 2990 DP 8.25% due 08/15/34(3)(5)	97,597	92,317
Federal Home Loan Mtg. Corp., Series 2990 SL 8.47% due 06/15/34(3)(5)	97,997	101,735
Federal Home Loan Mtg. Corp., Series 2815 S IO 8.50% due 07/01/28	7,366	7,990
Federal Home Loan Mtg. Corp., Structured Pass-Through Securities, Series T-42 A6 9.50% due 02/25/42(5)	10,597	11,416
Federal Home Loan Mtg. Corp., Series 2763 SC 11.12% due 04/15/32(3)(5)	122,328	133,620
Federal National Mtg. Assoc., Series 342 1 Strip zero coupon due 09/01/33	74,573	59,054
Federal National Mtg. Assoc., Series 353-1 zero coupon due 07/01/34(5)(8)(11)	414,071	305,396
Federal National Mtg. Assoc., Series 2005-65 ER 0.00% due 08/25/35(3)(5)	103,816	107,090
Federal National Mtg. Assoc., Series 361 1 PO Strip 0.00% due 09/01/35	293,703	234,140
Federal National Mtg. Assoc., Series 2005 113 DO PO 0.00% due 01/25/36(11)	329,000	275,804
Federal National Mtg. Assoc., Series 2005-57 UL zero coupon due 07/25/35(3)(5)	106,776	100,020
Federal National Mtg. Assoc., Series 2003-W6 2 IO 0.00% due 09/25/42(2)(4)(5)	92,376	3
Federal National Mtg. Assoc., Series 2003-W8 1 IO 0.03% due 12/25/42(2)(4)(5)	259,202	41
Federal National Mtg. Assoc., Series 2003-W6 2 IO 0.35% due 09/25/42(2)(4)(5)	482,900	3,465
Federal National Mtg. Assoc., Series 2003-W6 3 IO 0.37% due 09/25/42(2)(4)(5)	452,730	2,962
Federal National Mtg. Assoc., Series 2002-T1 IO 0.42% due 11/25/31(2)(4)(5)	471,967	6,302
Federal National Mtg. Assoc., Series 2002-T4 IO 0.45% due 12/25/41(2)(4)(5)	2,606,469	36,493
Federal National Mtg. Assoc., Series 2001-50 BI IO 0.46% due 10/25/41(2)(4)(5)	784,831	9,828
Federal National Mtg. Assoc., Series 2001-T12 IO 0.57% due 08/25/41(2)(4)(5)	476,306	7,860
Federal National Mtg. Assoc., Series 2003-W6 5 IO 0.68% due 09/25/42(2)(4)(5)	324,643	7,195
Federal National Mtg. Assoc., Series 2003-W2 2 IO 0.87% due 07/25/42(2)(4)(5)	533,538	13,775
Federal National Mtg. Assoc., Series 2003-W6 1 IO 1.29% due 10/25/42(4)(5)	87,938	970
Federal National Mtg. Assoc., Series 2005 87 SE IO 1.52% due 10/25/35(3)(4)(5)	1,322,009	45,437
Federal National Mtg. Assoc., Series 2004 54 SW IO 1.62% due 06/25/33(2)(4)	80,402	2,562
Federal National Mtg. Assoc., Series 2005-58 IK IO 1.62% due 07/25/35(3)(4)(5)	127,921	3,697
Federal National Mtg. Assoc., Series 2003-W8 2 IO 1.64% due 12/25/42(2)(4)(5)	709,889	21,056
Federal National Mtg. Assoc., Series 2005 82 SI IO 1.72% due 09/25/35(2)(3)(4)(5)	569,740	18,261
Federal National Mtg. Assoc., Series 2005-74 SE IO 1.72% due 09/25/35(2)(3)(4)(5)	1,229,791	41,344
Federal National Mtg. Assoc., Series 2005 67 BS IO 1.77% due 08/25/35(2)(3)(4)(5)	176,999	6,917
Federal National Mtg. Assoc., Series 2003-W10 3IO 1.93% due 06/25/43(2)(4)(5)	205,454	12,012
Federal National Mtg. Assoc., Series 2003-W10 1IO 1.97% due 06/25/43(2)(4)(5)	969,179	45,220
Federal National Mtg. Assoc., Series 2003 112 SA IO 2.12% due 01/25/28(2)(4)	133,743	4,689
Federal National Mtg. Assoc., Series 2003 124 ST IO 2.12% due 01/25/34(2)(3)(4)(5)	100,678	4,229
Federal National Mtg. Assoc., Series 2004-72 SB IO 2.12% due 09/25/34(3)(4)(5)	143,392	6,035
Federal National Mtg. Assoc., Series 2005-105 S IO 2.72% due 12/25/35(1)(2)(4)	99,609	5,556
Federal National Mtg. Assoc., Series 2005 83 SL IO 2.14% due 10/25/35(2)(3)(4)(5)	688,622	35,517
Federal National Mtg. Assoc., Series 2005 92 SC IO 2.15% due 10/25/35(2)(3)(4)(5)	338,891	20,381
Federal National Mtg. Assoc., Series 2005 87 SG IO 2.17% due 10/25/35(2)(3)(4)(5)	328,204	18,596
Federal National Mtg. Assoc., Series 2004-38 SI IO 2.19% due 10/25/33(2)(3)(4)(5)	304,298	13,192
Federal National Mtg. Assoc., Series 2003-W12 2 IO 2.23% due 06/25/43(2)(4)(5)	464,341	23,514
Federal National Mtg. Assoc., Series 2005-73 SD IO 2.30% due 08/25/35(2)(3)(4)(5)	162,062	7,948
Federal National Mtg. Assoc., Series 2005 17 SE IO 2.32% due 03/25/35(2)(3)(4)(5)	195,822	11,082
Federal National Mtg. Assoc., Series 2005 84 SG IO 2.32% due 10/25/35(2)(4)	255,491	13,628
Federal National Mtg. Assoc., Series 2005 89 SI IO 2.32% due 10/25/35(2)(3)(4)(5)	483,168	24,405
Federal National Mtg. Assoc., Series 2005 95 CI IO 2.32% due 11/25/35(2)(4)	142,426	7,541
Federal National Mtg. Assoc., Series 2005-17 SA IO 2.32% due 03/25/35(2)(3)(4)(5)	182,129	8,599
Federal National Mtg. Assoc., Series 2005-57 DI IO 2.32% due 03/25/35(2)(3)(4)(5)	411,383	18,583
Federal National Mtg. Assoc., Series 2005-23 SG IO 2.32% due 04/25/35(2)(3)(4)(5)	198,664	12,440
Federal National Mtg. Assoc., Series 2005-29 SX IO 2.32% due 04/25/35(2)(3)(4)(5)	241,847	13,382

Federal National Mtg. Assoc., Series 2005-57 CI IO 3.57% due 04/25/35(1)(2)(3)(4)(5)	181,157	11,721
Federal National Mtg. Assoc., Series 2005-54 SA IO 2.32% due 06/25/35(2)(3)(4)(5)	311,494	16,646
Federal National Mtg. Assoc., Series 2005-45 EW IO 2.34% due 06/25/35(2)(3)(4)(5)	363,233	20,129
Federal National Mtg. Assoc., Series 2005-45 SR IO 2.34% due 06/25/35(2)(3)(4)(5)	440,306	23,831
Federal National Mtg. Assoc., Series 2005-47 SW IO 2.34% due 06/25/35(2)(3)(4)(5)	350,175	18,690
Federal National Mtg. Assoc., Series 2981 CS IO 2.35% due 05/15/35(2)(3)(4)(5)	152,301	7,176
Federal National Mtg. Assoc., Series 2005-82 SW IO 2.35% due 09/25/35(2)(3)(4)(5)	263,790	14,041
Federal National Mtg. Assoc., Series 2005-82 SY IO 2.35% due 09/25/35(2)(3)(4)(5)	336,203	17,895
Federal National Mtg. Assoc., Series 2005-62 FS IO 2.37% due 05/25/34(2)(3)(4)(5)	159,929	9,480
Federal National Mtg. Assoc., Series 2005-17 SY IO 2.37% due 03/25/35(2)(3)(4)(5)	94,797	5,676
Federal National Mtg. Assoc., Series 2005-29 SD IO 2.37% due 04/25/35(2)(3)(4)(5)	161,872	8,606
Federal National Mtg. Assoc., Series 2005-42 SA IO 2.42% due 05/25/35(2)(3)(4)(5)	262,755	13,252
Federal National Mtg. Assoc., Series 2005 69 IO 2.51% due 08/25/35(1)(2)(4)	90,768	5,162
Federal National Mtg. Assoc., Series 2005-65 KI IO 2.62% due 08/25/35(2)(3)(4)(5)	462,152	25,511
Federal National Mtg. Assoc., Series 2004-60 SW IO 2.67% due 04/25/34(2)(3)(4)(5)	308,055	19,432
Federal National Mtg. Assoc., Series 2004-51 SO IO 2.67% due 07/25/34(2)(3)(4)(5)	45,796	2,687
Federal National Mtg. Assoc., Series 2004-64 SW IO 2.67% due 08/25/34(2)(3)(4)(5)	381,442	23,842
Federal National Mtg. Assoc., Series 2004-65 ST IO 2.67% due 08/25/34(2)(3)(4)(5)	191,765	12,267
Federal National Mtg. Assoc., Series 2005 113 DI IO 2.70% due 01/25/36(2)(4)	2,144,000	123,307
Federal National Mtg. Assoc., Series 2003 122 SJ IO 2.72% due 02/25/28(2)(3)(4)(5)	250,745	12,269
Federal National Mtg. Assoc., Series 2003-122 SA IO 2.72% due 02/25/28(2)(3)(4)(5)	235,933	11,806
Federal National Mtg. Assoc., Series 2004 24 CS IO 2.77% due 01/25/34(2)(3)(4)(5)	165,672	9,983
Federal National Mtg. Assoc., Series 2005 52 DC IO 2.82% due 06/25/35(2)(3)(4)(5)	94,936	6,815
Federal National Mtg. Assoc., Series 2002-92 SB IO 2.97% due 04/25/30(2)(3)(4)(5)	45,856	3,057
Federal National Mtg. Assoc., Series 2003 48 S IO 3.17% due 06/25/33(2)(4)	62,934	5,210
Federal National Mtg. Assoc., Series 2002 26 A1 IO 3.27% due 07/25/33(2)(3)(4)(5)	140,165	10,550
Federal National Mtg. Assoc., Series 2004-89 EI IO 3.32% due 08/25/34(1)(2)(3)(4)(5)	428,403	34,701
Federal National Mtg. Assoc., Series 1997-44 SN IO 3.55% due 01/25/06(2)(3)(4)(5)	45,922	3,449
Federal National Mtg. Assoc., Series 2002-89 S IO 3.82% due 01/25/33(2)(3)(4)(5)	126,861	11,008
Federal National Mtg. Assoc. 4.00% due 05/01/19	851,348	813,922
Federal National Mtg. Assoc. 4.00% due 09/01/21	293,211	280,011
Federal National Mtg. Assoc., Series 2008 29 SY IO 4.08% due 04/25/35(1)(2)(3)(4)(5)	598,346	42,542
Federal National Mtg. Assoc., Series 2005-17 ES IO 4.25% due 03/25/35(1)(2)(3)(4)(5)	125,998	9,908
Federal National Mtg. Assoc. 4.50% due January TBA	1,600,000	1,556,499
Federal National Mtg. Assoc. 4.50% due 03/01/20	70,521	68,625
Federal National Mtg. Assoc. 4.50% due 05/01/21	77,976	75,879
Federal National Mtg. Assoc. 4.50% due 06/01/22	24,843	24,175
Federal National Mtg. Assoc. 5.00% due January TBA	2,400,000	2,360,187
Federal National Mtg. Assoc. 5.00% due 03/01/19	68,573	67,875
Federal National Mtg. Assoc., Series 2003-24 UI IO 5.00% due 03/25/31(2)(4)(5)	119,946	18,327
Federal National Mtg. Assoc. 5.50% due January TBA	4,500,000	4,455,001
Federal National Mtg. Assoc. 5.50% due 10/01/17	9,395	9,460
Federal National Mtg. Assoc. 5.50% due 03/01/18	253,438	255,190
Federal National Mtg. Assoc., Series 2003-45 PI IO 5.50% due 11/25/29(2)(4)(5)	91,324	10,232
Federal National Mtg. Assoc., Series 329 2 IO 5.50% due 12/01/32(2)(4)(5)	144,481	31,749
Federal National Mtg. Assoc., Series 2004-23 IO 5.50% due 04/25/34(2)(4)(5)	321,745	71,733
Federal National Mtg. Assoc., Series 350 2 IO 5.50% due 07/01/34(2)(4)(5)	415,677	91,404
Federal National Mtg. Assoc. 5.50% due 03/01/35	130,578	129,343
Federal National Mtg. Assoc. 5.50% due 04/01/35	24,723	24,486
Federal National Mtg. Assoc. 5.50% due 07/01/35	66,039	65,407
Federal National Mtg. Assoc. 5.50% due 08/01/35	42,067	41,664
Federal National Mtg. Assoc. 5.50% due 09/01/35	481,816	477,199
Federal National Mtg. Assoc. 5.50% due 10/01/35	358,332	354,898
Federal National Mtg. Assoc. 5.50% due 11/01/35	63,973	63,360
Federal National Mtg. Assoc., Series 364 10 IO 5.50% due 11/01/35(1)(2)(4)	424,728	95,045
Federal National Mtg. Assoc. 5.50% due 12/01/35	199,275	197,365
Federal National Mtg. Assoc., Series 2003-31 IM IO 5.75% due 08/25/32(1)(2)(4)(5)	134,941	17,880
Federal National Mtg. Assoc., Series 2990 WP 5.75% due 06/15/35(5)	97,188	94,862
Federal National Mtg. Assoc., Series 2990 LB 5.78% due 06/15/34(3)(5)	97,997	91,595
Federal National Mtg. Assoc. 6.00% due January TBA	1,400,000	1,412,687
Federal National Mtg. Assoc. 6.00% due 03/01/14	1,584	1,619
Federal National Mtg. Assoc. 6.00% due 04/01/17	5,405	5,525
Federal National Mtg. Assoc. 6.00% due 08/01/34	18,363	18,555
Federal National Mtg. Assoc. 6.00% due 04/01/35	6,601	6,663
Federal National Mtg. Assoc., Series 2002 97 TW IO 6.50% due 10/25/31(2)(3)(4)(5)	43,297	6,729
Federal National Mtg. Assoc. 6.50% due 10/01/33(8)	433,858	445,889
Federal National Mtg. Assoc., Series 2002-T16 A2 7.00% due 07/25/42(5)	53,866	55,795
Federal National Mtg. Assoc. 7.00% due 11/01/22	5,413	5,666
Federal National Mtg. Assoc. 7.00% due 06/01/23	66,479	69,397
Federal National Mtg. Assoc., Series 2004-W12 A2 7.00% due 12/25/33(5)	142,148	146,925
Federal National Mtg. Assoc. 7.00% due 04/01/35	91,728	95,724
Federal National Mtg. Corp., Series 2005 W4 1A3 7.00% due 12/31/35(1)	64,000	66,777
Federal National Mtg. Assoc., Series 2001-W3 A 7.00% due 09/25/41(5)	25,400	26,169
Federal National Mtg. Assoc., Series 2002-T4 A2 7.00% due 12/25/41(5)	21,617	22,353
Federal National Mtg. Assoc., Series 2002-14 A1 7.00% due 01/25/42(5)	72,388	74,355
Federal National Mtg. Assoc., Series 2003-W3 1A2 7.00% due 08/25/42(5)	52,744	54,661

Federal National Mtg. Assoc., Series 2004-T3 1A3 7.00% due 02/25/44(5)	25,631	26,615
Federal National Mtg. Assoc., Series 2004-W12 1A3 7.00% due 07/25/44(5)	52,367	54,470
Federal National Mtg. Assoc., Series 2002-26 A 1 7.00% due 01/25/48(5)	53,291	55,806
Federal National Mtg. Assoc. 7.25% due 01/15/10(8)	733,000	798,663
Federal National Mtg. Assoc., Series 2001-T3 A1 7.50% due 01/01/06(5)	7,242	7,497
Federal National Mtg. Assoc. 7.50% due 07/01/08	2,237	2,299
Federal National Mtg. Assoc. 7.50% due 04/01/25	71,586	75,208
Federal National Mtg. Assoc., Series 2002-W3 A5 7.50% due 01/25/28(5)	28,738	30,059
Federal National Mtg. Assoc., Series 2002-W7 A5 7.50% due 02/25/29(5)	20,541	21,534
Federal National Mtg. Assoc., Series 2001-T4 A1 7.50% due 04/01/31(5)	16,803	17,568
Federal National Mtg. Assoc., Series 2002-T1 A3 7.50% due 11/25/31(5)	62,002	64,829
Federal National Mtg. Assoc., Series 2002-33 A2 7.50% due 06/25/32(5)	67,857	70,364
Federal National Mtg. Assoc., Series 1999-T2 A1 7.50% due 01/19/39(5)	96,222	100,861
Federal National Mtg. Assoc., Series 2001-T1 A1 7.50% due 10/25/40(5)	19,922	20,603
Federal National Mtg. Assoc., Series 2001-T7 A1 7.50% due 02/25/41(5)	140,087	146,159
Federal National Mtg. Assoc., Series 2001-T5 A3 7.50% due 06/19/41(5)	4,375	4,558
Federal National Mtg. Assoc., Series 2001-T8 A1 7.50% due 07/25/41(5)(8)	218,757	228,928
Federal National Mtg. Assoc., Series 2001-T12 A2 7.50% due 08/25/41(5)	31,062	32,772
Federal National Mtg. Assoc., Series 2002-T6 A2 7.50% due 10/25/41(5)	265,128	276,782
Federal National Mtg. Assoc., Series 2002-T4 A3 7.50% due 12/25/41(5)	99,502	104,158
Federal National Mtg. Assoc., Series 2002-14 A2 7.50% due 01/25/42(5)	74,452	77,312
Federal National Mtg. Assoc., Series 2002-W1 2A 7.50% due 02/25/42(5)	35,269	36,791
Federal National Mtg. Assoc., Series 2002-T12 A3 7.50% due 05/25/42(5)	32,785	34,121
Federal National Mtg. Assoc., Series 2002-W4 A5 7.50% due 05/25/42(5)	153,208	160,195
Federal National Mtg. Assoc., Series 2002-W6 2A 7.50% due 06/25/42(5)	86,813	90,977
Federal National Mtg. Assoc., Series 2002-T16 A3 7.50% due 07/25/42(5)	211,336	220,299
Federal National Mtg. Assoc., Series 2003-W2 1A3 7.50% due 07/25/42(5)	32,435	34,100
Federal National Mtg. Assoc., Series 2002-T18 A4 7.50% due 08/25/42(5)	98,758	103,126
Federal National Mtg. Assoc., Series 2003-W3 1A3 7.50% due 08/25/42(5)	71,296	74,357
Federal National Mtg. Assoc., Series 2003-WA 4A 7.50% due 10/25/42(5)	100,378	105,075
Federal National Mtg. Assoc., Series 2004-T2 1A4 7.50% due 11/25/43(5)	38,107	39,691
Federal National Mtg. Assoc., Series 2004-T3 1A4 7.50% due 02/25/44(5)	4,623	4,884
Federal National Mtg. Assoc., Series 2004 W11 1A4 7.50% due 05/25/44(5)	77,693	81,649
Federal National Mtg. Assoc., Series 2004-W12 1A4 7.50% due 07/25/44(5)	59,555	61,512
Federal National Mtg. Assoc., Series 2004-W14 7.50% due 07/25/44(5)	13,114	13,679
Federal National Mtg. Assoc., Series 2004-W2 5A 7.50% due 03/25/44(5)	125,260	132,073
Federal National Mtg. Assoc., Series 2004-W8 3A 7.50% due 06/25/44(5)	122,808	129,359
Federal National Mtg. Assoc., Series 2005-W1A4 7.50% due 10/25/44(5)	110,508	114,549
Federal National Mtg. Assoc., Series 2005-W3 1A 7.50% due 03/25/45(5)	191,686	202,128
Federal National Mtg. Assoc., Series 2005-57 DC 7.54% due 12/25/34(3)(5)	96,654	99,197
Federal National Mtg. Assoc., Series 2004-79 SA 7.79% due 08/25/32(3)(5)	136,191	132,444
Federal National Mtg. Assoc., Series 2005-106 US 9.90% due 11/25/35(1)(5)	136,643	145,088
Federal National Mtg. Assoc., Series 2005 99 SA 10.52% due 11/25/35(1)	99,402	103,563
Federal National Mtg. Assoc., Series 2005 74 CS 7.98% due 05/25/35(3)(5)	96,248	98,457
Federal National Mtg. Assoc., Series 1994-95 A 8.00% due 08/25/24(5)	24,469	25,923
Federal National Mtg. Assoc., Series 1994-106 PA 8.00% due 10/25/24(5)	15,845	16,786
Federal National Mtg. Assoc. 8.00% due 04/01/25	24,112	25,750
Federal National Mtg. Assoc., Series 1995-5 A 8.00% due 05/25/25(5)	12,220	12,969
Federal National Mtg. Assoc., Series 1995-5 TA 8.00% due 05/25/25(5)	3,147	3,396
Federal National Mtg. Assoc., Series 1995-6 A 8.00% due 05/25/25(5)	7,841	8,306
Federal National Mtg. Assoc., Series 1995-7 A 8.00% due 05/25/25(5)	10,664	11,138
Federal National Mtg. Assoc., Series 1995-12 PD 8.00% due 07/25/25(5)	10,070	10,678
Federal National Mtg. Assoc., Series 1997-16 PE 8.00% due 03/18/27(5)	16,744	17,780
Federal National Mtg. Assoc., Series 1997-25 PB 8.00% due 03/18/27(5)	16,617	17,642
Federal National Mtg. Assoc., Series 1997-13 TA 8.00% due 04/18/27(5)	6,307	6,690
Federal National Mtg. Assoc., Series 1997-21 PA 8.00% due 04/18/27(5)	25,589	27,166
Federal National Mtg. Assoc., Series 1997-22 PA 8.00% due 04/18/27(5)	49,339	52,375
Federal National Mtg. Assoc., Series 1997-37 PB 8.00% due 06/18/27(5)	44,018	46,717
Federal National Mtg. Assoc., Series 2000-17 PA 8.00% due 07/25/30(5)	15,635	16,500
Federal National Mtg. Assoc., Series 2000-18 PA 8.00% due 07/25/30(5)	14,446	15,244
Federal National Mtg. Assoc., Series 2000-19 PA 8.00% due 07/25/30(5)	14,901	15,726
Federal National Mtg. Assoc., Series 2000-20 PA 8.00% due 07/25/30(5)	8,442	9,236
Federal National Mtg. Assoc., Series 2000-21 PA 8.00% due 07/25/30(5)	25,157	26,552
Federal National Mtg. Assoc., Series 2000-22 PA 8.00% due 07/25/30(5)	18,801	20,564
Federal National Mtg. Assoc., Series 2000-42 B2 8.00% due 11/25/30(5)	3,306	3,560
Federal National Mtg. Assoc., Series 2005-74 SK 8.09% due 05/25/35(3)(5)	103,947	108,991
Federal National Mtg. Assoc., Series 2005-45 DC 8.25% due 06/25/35(5)	94,221	87,409
Federal National Mtg. Assoc., Series 2005-74 DM 8.33% due 07/25/35(3)(5)	128,253	134,404
Federal National Mtg. Assoc., Series 2976 KL 8.36% due 05/15/35(3)(5)	98,000	100,374
Federal National Mtg. Assoc., Series 2005-45 DA 8.36% due 06/25/35(3)(5)	113,065	105,376
Federal National Mtg. Assoc., Series 2005 74 CP 8.69% due 05/25/35(3)(5)	96,248	90,234
Federal National Mtg. Assoc., Series 2005 76 SA 8.69% due 06/25/34	96,508	100,876
Federal National Mtg. Assoc., Series 2005-57 CD 8.70% due 01/25/35(3)(5)	97,562	103,950
Federal National Mtg. Assoc. 9.00% due 06/01/26	1,115	1,221
Federal National Mtg. Assoc., Series 2002-T1 A4 9.50% due 11/25/31(5)	14,419	15,363
Federal National Mtg. Assoc., Series 2002-T6 A3 9.50% due 10/25/41(5)	20,490	21,268
Federal National Mtg. Assoc., Series 2004 T4 A4 9.50% due 12/25/41(5)	12,626	13,653

Federal National Mtg. Assoc., Series 2002-T12 A4 9.50% due 05/25/42(5)	10,041	10,825
Federal National Mtg. Assoc., Series 2003-W6 PT1 9.51% due 09/25/42(5)	39,681	42,232
Federal National Mtg. Assoc., Series 2004-T3 PT1 10.43% due 01/25/44(1)(5)	68,426	73,913
Federal National Mtg. Assoc., Series 2005-37 SU 11.69% due 03/25/35(3)(5)	92,834	105,677
Government National Mtg. Assoc., Series 2005-060 SJ IO 1.41% due 02/20/34(2)(3)(4)(5)	316,922	10,057
Government National Mtg. Assoc., Series 2005-068 S IO 1.83% due 05/20/35(2)(3)(4)(5)	391,786	16,866
Government National Mtg. Assoc., Series 2005-28 SA IO 1.83% due 03/20/35(2)(3)(4)(5)	498,517	18,135
Government National Mtg. Assoc., Series 2005-51 SJ IO 1.83% due 07/20/35(2)(3)(4)(5)	197,812	8,808
Government National Mtg. Assoc., Series 2005-068 SI IO 1.93% due 09/20/35(2)(3)(4)(5)	656,005	31,888
Government National Mtg. Assoc., Pass Through, Series 2005 065 IO 1.98% due 08/20/35(2)(4)	102,416	5,930
Government National Mtg. Assoc., Series 2005-84 AS IO 2.31% due 11/20/35(1)(2)(4)	265,347	15,009
Government National Mtg. Assoc., Series 2005-013 PI IO 5.50% due 11/20/33(2)(4)(5)	119,539	19,278
Government National Mtg. Assoc., Series 2005-84 SI 5.93% due 11/16/35(1)	99,785	94,172
Government National Mtg. Assoc., Series 2005-68 SP IO 5.99% due 09/20/35(2)(3)(4)	164,000	150,337
Government National Mtg. Assoc., Series 2005-7 JM 7.11% due 05/18/34(3)(5)	102,425	102,326

		29,975,636

UTILITIES — 0.2%

Electric Utilities — 0.2%
AEP Texas North Co., Series B 5.50% due 03/01/13	25,000	25,299
Appalachian Power Co. 5.80% due 10/01/35	20,000	19,675
CenterPoint Energy Houston Electric, LLC, Series M2 5.75% due 01/15/14	20,000	20,587
Cleveland Electric Illuminating Co., Series D 7.43% due 11/01/09	20,000	21,521
Cleveland Electric Illuminating Co., Series D 7.88% due 11/01/17	15,000	18,150
Consumers Energy Co. 5.65% due 04/15/20	85,000	83,393
Dayton Power & Light Co. 5.13% due 10/01/13(10)	20,000	19,909
Entergy Gulf States, Inc. 3.60% due 06/01/08	15,000	14,424
Florida Power Corp. 5.90% due 03/01/33	10,000	10,279
Kansas Gas & Electric Co. 5.65% due 03/29/21	10,000	9,897
Midamerican Energy Holdings Co. 5.88% due 10/01/12	40,000	41,295
Monongahela Power Co. 5.00% due 10/01/06	25,000	24,987
Nevada Power Co. 5.88% due 01/15/15	40,000	39,693
Oncor Electric Delivery Co. 6.38% due 05/01/12	25,000	26,362
Oncor Electric Delivery Co. 7.00% due 09/01/22	10,000	11,115
Oncor Electric Delivery Co. 7.25% due 01/15/33	30,000	35,138
Potomac Edison Co. 5.35% due 11/15/14	50,000	49,975
Public Service Co. of Colorado, Series A 6.88% due 07/15/09	30,000	31,791
Public Service Co. of New Mexico 4.40% due 09/15/08	25,000	24,482
Public Service Electric & Gas Co. 5.00% due 08/15/14	15,000	14,746
Public Service Electric & Gas Co. 6.37% due 05/01/08	10,000	10,282
Reliant Energy Resources Corp. 7.75% due 02/15/11	20,000	22,114
Southern California Edison Co. 5.00% due 01/15/14	25,000	24,843
Tampa Electric Co. 6.88% due 06/15/12	15,000	16,407
Westar Energy, Inc. 5.10% due 07/15/20	25,000	24,146

Gas & Pipeline Utilities — 0.0%
Boardwalk Pipelines LLC 5.50% due 02/01/17	10,000	9,964
Duke Energy Field Services, LLC 5.38% due 10/15/15*(9)	10,000	9,909
Enbridge Energy Partners LP 5.35% due 12/15/14	15,000	14,794
Kinder Morgan, Inc. 6.50% due 09/01/12	25,000	26,485
National Fuel Gas Co. 5.25% due 03/01/13	10,000	9,948

Telephone — 0.0%
New Jersey Bell Telephone Co. 8.00% due 06/01/22	25,000	28,484
		740,094

TOTAL BONDS & NOTES (cost $36,254,079)		35,440,428

Foreign Asset-Backed Securities — 0.1%

FINANCE — 0.1%

Financial Services — 0.1%
Granite Mtg. PLC, Series 2002-2 1C 4.87% due 01/20/43(3)(5)	30,000	30,444
Granite Mtg. PLC, Series 2003-3 1C 5.62% due 01/20/44(1)(3)(5)	30,000	30,602
Holmes Financing PLC, Series 8-2C 4.87% due 07/15/40(1)(3)(5)	20,000	20,068

Permanent Financing PLC, Series 3 3C 5.63% due 06/10/42(3)(5)	50,000	50,766
Permanent Financing PLC, Series 4 3C 5.28% due 06/10/42(3)(5)	60,000	60,435
Permanent Financing PLC, Series 5 2C 5.13% due 06/10/42(3)(5)	62,000	62,271
Permanent Financing PLC, Series 8 2C 4.88% due 06/10/42(3)(5)	75,000	74,991
Pillar Funding PLC, Series 2004-1A C1 4.87% due 06/15/11*(3)(9)	101,000	102,119
Pure Mortgages, Series 2004-1A E 5.65% due 02/28/34*(3)(9)	50,000	50,094
TOTAL FOREIGN ASSET-BACKED SECURITIES ($480,447)		481,790

Foreign Bonds & Notes — 0.2%

FINANCE – 0.1%

Banks - 0.0%
Barclays Bank 6.28% due 12/15/34(1)	40,000	40,494
Royal Bank of Scotland Group PLC 7.65% due 09/30/31(14)	70,000	84,537

Financial Services - 0.1%
Bosphorus Financial Services, Ltd. 6.14% due 02/15/06*(3)(9)	100,000	100,513
HSBC Capital Funding LP 4.61% due 06/01/13*(14)(9)	20,000	18,862
		244,406

INDUSTRIAL & COMMERCIAL — 0.0%

Multi-Industry - 0.0%
Tyco International Group SA 6.75% due 02/15/11	20,000	21,028

INFORMATION TECHNOLOGY — 0.1%

Telecommunications - 0.1%
France Telecom SA 8.00% due 03/01/11	75,000	83,771
France Telecom SA 8.75% due 03/01/31	25,000	33,357
Telecom Italia Capital SA 4.00% due 01/15/10	30,000	28,573
Telecom Italia Capital SA 5.25% due 10/01/15	30,000	29,138
Telecom Italia Capital SA 5.25% due 11/15/13	30,000	29,438
Telecom Italia Capital SA 6.38% due 11/15/33	25,000	25,288
Telefonica Europe BV 8.25% due 09/15/30	15,000	18,646
		248,211

MATERIALS — 0.0%

Chemicals - 0.0%
Potash Corp. of Saskatchewan, Inc. 7.75% due 05/31/11	15,000	16,723

Metals & Minerals - 0.0%
Teck Cominco, Ltd. 5.38% due 10/01/15	5,000	4,936
Teck Cominco, Ltd. 6.13% due 10/01/35	20,000	19,779
		41,438

UTILITIES — 0.0%

Telephone - 0.0%
Deutsche Telekom International Finance BV 8.75% due 06/15/30	35,000	44,516

TOTAL FOREIGN BONDS & NOTES (cost $595,318)		599,599

Exchange Traded Funds — 5.5%

FINANCE — 5.5%

Financial Services — 5.5%
iShares MSCI Emerging Markets Index Fund (8)		81,300	7,174,725
iShares MSCI Pacific ex-Japan Index Fund (8)		63,700	6,283,368
iShares Russell 2000 Index Fund (8)		33,400	2,227,446
S&P Midcap 400		3,000	404,070
SPDR Trust, Series 1 (8)		43,000	5,353,930
TOTAL EXCHANGE TRADED FUNDS (Cost $19,966,468)			21,443,539

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $348,560,277)			381,510,986

Short-Term Investment Securities — 1.3%

CORPORATE SHORT-TERM NOTES — 1.3%
Jupiter Securitization Corp. 4.34% due 01/13/06(9)
(cost $4,992,783)		5,000,000	4,992,783

Repurchase Agreement — 3.3%

Agreement with State Street Bank & Trust Co., bearing interest at 4.26%, dated 12/30/05, to be repurchased 01/03/06 in the amount of $12,902,514, and collateralized by $13,095,000 of Federal Home Loan Mtg.Corp., bearing interest at 4.25%, due 04/05/07 and having an approximate value of $13,112,382 (cost $12,901,000) (7)(8)		12,901,000	12,901,000

TOTAL INVESTMENTS —
(cost $366,454,060)@	102.4%		399,404,769
Liabilities in excess of other assets—	(2.4)		(9,162,205)

NET ASSETS—	100.0%		$390,242,564

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At December 31, 2005, the aggregate value of these securities was $10,104,796 representing 2.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

@	See Note 3 for cost of investments on a tax basis.
(1)	Fair valued security; see Note 2.
(2)	Variable rate security — the rate reflected is as of December 31, 2005; maturity date reflects stated maturity date.
(3)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of December 31, 2005.
(4)	Interest only security
(5)	Collateralized Mortgage Obligation
(6)	Commercial Mortgage-Backed Security
(7)	The security or a portion thereof represents collateral for TBAs.
(8)	The security or a portion thereof represents collateral for open futures contracts.
(9)	Illiquid security
(10)	“Step Up” security where the rate increases (“steps up”) at a predetermined rate. Rate shown reflects the increased rate.
(11)	Principal only security
(12)	This security or a portion thereof represents collateral for securities sold short.
(13)	Consists of more than one class of securities traded together as a unit.
(14)	Variable rate security — the rate reflected is as of December 31, 2005; maturity date reflects next reset date.
TBA-	Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
Pass Through-	These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

Bonds & Notes Sold Short - (1.0%)	Principal Amount	Value (Note 2)

Federal National Mtg. Assoc. 4.50% due January TBA	$(1,500,000)	$(1,459,218)
Federal National Mtg. Assoc. 5.00% due January TBA	(700,000)	(678,782)
Federal National Mtg. Assoc. 5.50% due January TBA	(1,300,000)	(1,287,000)
TOTAL BONDS & NOTES SOLD SHORT (proceeds $(3,421,990))		$(3,425,000)

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of December 31, 2005	Unrealized Appreciation (Depreciation)
561 Long	Dow Jones Euro Stoxx 50 Index	March 2006	$23,403,374	$23,742,783	$339,408
234 Long	Financial Times Stock Exch.100 Index	March 2006	22,206,498	22,560,567	354,069
821 Short	Russell 2000 Index	March 2006	56,830,508	55,688,430	1,142,078
65 Short	S&P 500 EMINI Index	March 2006	4,114,285	4,078,100	36,185
863 Long	S&P 500 EMINI Index	March 2006	54,629,626	54,144,620	(485,006)
653 Short	S&P 500 EMINI Index	March 2006	41,332,742	40,969,220	363,522
50 Short	Sidney Futures Exchange Index	March 2006	4,202,668	4,334,362	(131,695)
15 Short	US Treasury 2 Year Note	March 2006	3,081,752	3,077,813	3,939
83 Short	US Treasury 5 Year Note	March 2006	8,825,711	8,826,531	(821)
65 Short	US Treasury 10 Year Note	March 2006	6,495,601	6,564,375	(68,774)
5 Long	US Treasury 10 Year Note	March 2006	544,933	547,031	2,098
57 Long	US Treasury Bond	March 2006	6,452,410	6,508,688	56,278
7 Short	90 Day Euro Dollar	March 2006	1,668,396	1,666,438	1,959
65 Short	90 Day Euro Dollar	March 2007	15,478,906	15,478,125	781
61 Long	90 Day Euro Dollar	June 2006	14,514,646	14,511,138	(3,508)
5 Short	90 Day Euro Dollar	September 2006	1,197,169	1,189,500	7,669
					$1,616,084

Total Return Swaps

			Unrealized
	Notational	Termination	Appreciation
	Amount	Date	(Depreciation)

Agreement with J.P. Morgan Chase dated August 16, 2005 to receive quarterly the total return on Russell 1000 Growth Index and pay quarterly the notational amount multiplied by the three month USD-LIBOR plus 0.15%	$2,519,456	02/21/06	$33,129

Agreement with J.P. Morgan Chase dated August 16, 2005 to receive quarterly the total return on S&P US 500 Total Return Index and pay quarterly the notational amount multiplied by the three month USD-LIBOR	2,519,436	02/21/06	(42,276)
			$(9,147)

See Notes to Portfolio of Investments.

SEASONS SERIES TRUST

STOCK PORTFOLIO

Investment Portfolio — December 31, 2005

(unaudited)

Common Stock — 96.5%	Shares	Value (Note 1)

CONSUMER DISCRETIONARY — 9.4%

Apparel & Textiles — 1.2%
Industria de Diseno Textil SA	32,900	$1,073,081
NIKE, Inc., Class B	31,700	2,751,243

Housing & Household Durables — 0.2%
Lennar Corp., Class A	12,400	756,648

Retail — 8.0%
Best Buy Co., Inc.	35,450	1,541,366
Home Depot, Inc.	90,700	3,671,536
Kohl’s Corp.†	83,200	4,043,520
Petsmart, Inc.	96,000	2,463,360
Target Corp.	37,000	2,033,890
Wal-Mart de Mexico SA de CV†	116,900	648,681
Wal-Mart de Mexico SA de CV Sponsored ADR	16,300	894,870
Wal-Mart Stores, Inc.	156,500	7,324,200
Walgreen Co.	47,700	2,111,202
		29,313,597

CONSUMER STAPLES — 2.5%

Food, Beverage & Tobacco — 1.1%
PepsiCo, Inc.	23,100	1,364,748
Sysco Corp.	64,200	1,993,410

Household & Personal Products — 1.4%
Procter & Gamble Co.	52,692	3,049,813
Reckitt Benckiser PLC	40,900	1,351,075
		7,759,046

EDUCATION — 0.9%

Education — 0.9%
Apollo Group, Inc., Class A†	44,450	2,687,447

ENERGY — 5.5%

Energy Services — 3.7%
Baker Hughes, Inc.	48,000	2,917,440
Schlumberger, Ltd.	48,300	4,692,345
Total SA	15,700	3,944,210

Energy Sources — 1.8%
Exxon Mobil Corp.	54,334	3,051,941
Murphy Oil Corp.	44,700	2,413,353
		17,019,289

FINANCE — 17.6%

Banks — 5.4%
Anglo Irish Bank Corp. PLC	189,000	2,870,803
Northern Trust Corp.	65,400	3,389,028
State Street Corp.	65,800	3,647,952
UBS AG	73,500	6,997,337

Financial Services — 10.1%
American Express Co.	100,800	5,187,168
Ameritrade Holding Corp.†	65,400	1,569,600

Charles Schwab Corp.	166,600	2,444,022
Citigroup, Inc.	150,835	7,320,022
Countrywide Financial Corp.	48,100	1,644,539
E*TRADE Financial Corp.†	47,100	982,506
Franklin Resources, Inc.	16,600	1,560,566
Goldman Sachs Group, Inc.	12,100	1,545,291
Legg Mason, Inc.	14,700	1,759,443
Merrill Lynch & Co., Inc.	47,300	3,203,629
SLM Corp.	73,800	4,065,642

Insurance — 2.1%
Genworth Financial, Inc., Class A	41,300	1,428,154
Hartford Financial Services Group, Inc.	34,500	2,963,205
Marsh & McLennan Cos., Inc.	65,400	2,077,104
		54,656,011

HEALTHCARE — 15.3%

Drugs — 7.4%
Amgen, Inc.†	70,500	5,559,630
Caremark Rx, Inc.†	63,100	3,267,949
Genentech, Inc.†	25,600	2,368,000
Gilead Sciences, Inc.†	42,700	2,247,301
Novartis AG	70,600	3,709,851
Pfizer, Inc.	99,460	2,319,407
Roche Holdings AG-Genusschein	13,100	1,966,919
Sepracor, Inc.†	27,100	1,398,360

Health Services — 4.8%
Humana, Inc.†	11,500	624,795
Quest Diagnostics, Inc.	55,200	2,841,696
UnitedHealth Group, Inc.	128,400	7,978,776
Wellpoint, Inc.†	43,100	3,438,949

Medical Products — 3.1%
Johnson & Johnson	34,300	2,061,430
Medtronic, Inc.	59,000	3,396,630
St. Jude Medical, Inc.†	22,100	1,109,420
Stryker Corp.	34,800	1,546,164
Zimmer Holdings, Inc.†	23,400	1,578,096
		47,413,373

INDUSTRIAL & COMMERCIAL — 13.2%

Aerospace & Military Technology — 0.5%
General Dynamics Corp.	13,600	1,551,080

Business Services — 6.2%
Accenture, Ltd., Class A†	197,300	5,696,051
Automatic Data Processing, Inc.	80,100	3,675,789
Cendant Corp.	144,800	2,497,800
First Data Corp.	76,400	3,285,964
Monsanto Co.	51,500	3,992,795

Machinery — 0.7%
Deere & Co.	34,100	2,322,551

Multi-Industry — 5.8%
Danaher Corp.	95,500	5,326,990
General Electric Co.	322,800	11,314,140
Tyco International, Ltd.	45,592	1,315,785
		40,978,945

INFORMATION & ENTERTAINMENT — 8.3%

Broadcasting & Media — 4.2%
Comcast Corp., Special Class A†	63,300	1,626,177
Discovery Holding Co.†	58,219	882,018
Liberty Media Corp., Class A†	454,892	3,580,000
News Corp., Class A	143,300	2,228,315
Time Warner, Inc.	110,700	1,930,608
Univision Communications, Inc., Class A†	99,300	2,918,427

Entertainment Products — 1.4%
Harman International Industries, Inc.	19,400	1,898,290
International Game Technology	75,700	2,330,046

Leisure & Tourism — 2.7%
Carnival Corp.(1)	67,300	3,598,531
MGM Mirage, Inc.†	20,800	762,736
Southwest Airlines Co.	61,700	1,013,731
Wynn Resorts, Ltd.†	53,100	2,912,535
		25,681,414

INFORMATION TECHNOLOGY — 22.3%

Communication Equipment — 1.3%
Marvell Technology Group, Ltd.†	35,400	1,985,586
QUALCOMM, Inc.	48,700	2,097,996

Computer Services — 0.4%
Affiliated Computer Services, Inc., Class A†	21,200	1,254,616

Computer Software — 4.2%
Electronic Arts, Inc.†	19,500	1,020,045
Microsoft Corp.	362,500	9,479,375
Oracle Corp.†	213,200	2,603,172

Computers & Business Equipment — 2.6%
Dell, Inc.†	188,700	5,659,113
EMC Corp.†	184,400	2,511,528

Electronics — 5.3%
Analog Devices, Inc.	105,500	3,784,285
Garmin, Ltd.	23,000	1,526,050
Intel Corp.	162,600	4,058,496
Maxim Integrated Products, Inc.	72,900	2,641,896
Samsung Electronics Co., Ltd.	2,560	1,668,932
Xilinx, Inc.	103,100	2,599,151

Internet Content — 1.9%
Google, Inc., Class A†	6,500	2,696,590
Yahoo!, Inc.†	77,700	3,044,286

Telecommunications — 6.6%
Amdocs, Ltd.†	69,200	1,903,000
America Movil SA de CV ADR	95,100	2,782,626
Cisco Systems, Inc.†	71,700	1,227,504
Corning, Inc.†	185,700	3,650,862
Juniper Networks, Inc.†	89,900	2,004,770
Nokia Oyj	119,900	2,193,121
Rogers Communications, Inc., Class B	59,900	2,531,374
Sprint Corp.	69,705	1,628,309
TELUS Corp. (New York)	32,000	1,288,320
TELUS Corp. (Toronto)	15,000	617,575
Vodafone Group PLC	344,866	744,645
		69,203,223

MATERIALS — 1.1%

Metals & Minerals — 1.1%
BHP Billiton, Ltd.	197,400	3,292,243

UTILITIES — 0.4%

Telephone — 0.4%
Bharti Tele- Ventures, Ltd.	154,100	1,181,565

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $255,828,095)		299,186,153

Short-Term Investment Securities — 3.4%

REGISTERED INVESTMENT COMPANY — 3.4%
T. Rowe Price Reserve Investment Fund
	10,522,065	10,522,065

TOTAL INVESTMENTS —
(cost $266,350,160)@	99.9%	309,708,218
Other assets less liabilities—	0.1	180,319

NET ASSETS—	100.0%	$309,888,537

†	Non-income producing security
@	See Note 3 for cost of investment on a tax basis
(1)	Consists of more than one class of securities traded together as a unit.
ADR -	American Depository Receipt

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

LARGE CAP GROWTH

PORTFOLIO

Investment Portfolio — December 31, 2005

(unaudited)

Common Stock — 95.9%	Shares/ Principal Amount	Value (Note 1)

CONSUMER DISCRETIONARY — 11.6%

Apparel & Textiles — 2.5%
Cintas Corp.	1,150	$47,357
Coach, Inc.†	27,545	918,350
Gap, Inc.	2,930	51,685
Liz Claiborne, Inc.	890	31,880
NIKE, Inc., Class B	35,170	3,052,404
Reebok International, Ltd.	230	13,393

Automotive — 1.0%
Advanced Auto Parts, Inc.†	35,882	1,559,432
AutoZone, Inc.†	470	43,122
Goodyear Tire & Rubber Co.†	1,470	25,549
Harley-Davidson, Inc.	2,300	118,427

Housing & Household Durables — 0.2%
Black & Decker Corp.	660	57,394
Centex Corp.	1,070	76,494
D.R. Horton, Inc.	2,280	81,464
KB HOME	360	26,158
Lennar Corp., Class A	1,150	70,173
Maytag Corp.	350	6,587
Sherwin-Williams Co.	410	18,622

Retail — 7.9%
Avon Products, Inc.	2,460	70,233
Bed Bath & Beyond, Inc.†	2,490	90,014
Best Buy Co., Inc.	3,425	148,919
Dollar General Corp.	1,710	32,610
Family Dollar Stores, Inc.	740	18,345
Fortune Brands, Inc.	7,490	584,370
Home Depot, Inc.	17,830	721,758
J.C. Penney Co., Inc.	14,465	804,254
Kohl’s Corp.†	2,890	140,454
Lowe’s Cos., Inc.	79,455	5,296,470
Office Depot, Inc.†	1,520	47,728
PETCO Animal Supplies, Inc.†	25,780	565,871
RadioShack Corp.	1,120	23,554
Sears Holdings Corp.†	830	95,890
Staples, Inc.	18,372	417,228
Target Corp.	16,390	900,958
Tiffany & Co.	1,190	45,565
TJX Cos., Inc.	3,860	89,668
W.W. Grainger, Inc.	4,410	313,551
Wal-Mart Stores, Inc.	47,840	2,238,912
Walgreen Co.	8,490	375,767
		19,220,610

CONSUMER STAPLES — 5.4%

Food, Beverage & Tobacco — 3.9%
Altria Group, Inc.	10,830	809,218
Anheuser-Busch Cos., Inc.	6,510	279,670
Brown-Forman Corp., Class B	450	31,194
Campbell Soup Co.	1,570	46,739
Coca-Cola Co.	21,820	879,564
General Mills, Inc.	2,990	147,467

H.J. Heinz Co.	1,240	41,813
Hershey Foods Corp.	980	54,145
Kellogg Co.	2,160	93,355
Kroger Co.†	3,280	61,926
McCormick & Co., Inc.	1,130	34,940
Pepsi Bottling Group, Inc.	670	19,169
PepsiCo, Inc.	44,640	2,637,331
Sara Lee Corp.	3,320	62,748
Sysco Corp.	5,200	161,460
UST, Inc.	1,380	56,345
Whole Foods Market, Inc.	1,160	89,772
Wm. Wrigley Jr. Co.	13,680	909,583

Household & Personal Products — 1.5%
Alberto-Culver Co., Class B	400	18,300
Clorox Co.	1,270	72,250
Colgate-Palmolive Co.	4,340	238,049
Kimberly-Clark Corp.	2,120	126,458
Procter & Gamble Co.	35,246	2,040,039
		8,911,535

EDUCATION — 0.0%

Education — 0.0%
Apollo Group, Inc., Class A†	1,220	73,761

ENERGY — 8.2%

Energy Services — 5.0%
Baker Hughes, Inc.	16,150	981,597
BJ Services Co.	30,970	1,135,670
Canadian Natural Resources, Ltd.	21,400	1,061,868
Halliburton Co.	1,500	92,940
Nabors Industries, Ltd.†	1,320	99,990
Noble Corp.	750	52,905
Rowan Cos., Inc.	440	15,681
Schlumberger, Ltd.	17,550	1,704,982
Suncor Energy, Inc.	44,190	2,789,715
Valero Energy Corp.	5,170	266,772
Weatherford International, Ltd.†	1,670	60,454

Energy Sources — 3.2%
Amerada Hess Corp.	450	57,069
Anadarko Petroleum Corp.	1,990	188,553
Apache Corp.	2,760	189,115
Burlington Resources, Inc.	3,170	273,254
Chevron Corp.	10,740	609,710
Devon Energy Corp.	3,730	233,274
EOG Resources, Inc.	2,020	148,207
Exxon Mobil Corp.	37,474	2,104,915
Kerr-McGee Corp.	490	44,521
Murphy Oil Corp.	19,245	1,039,038
National-Oilwell Varco, Inc.†	870	54,549
Occidental Petroleum Corp.	2,220	177,334
Transocean, Inc.†	1,090	75,962
XTO Energy, Inc.	3,043	133,709
		13,591,784

FINANCE — 15.9%

Banks — 2.5%
Commerce Bancorp, Inc.	36,825	1,267,148
Fifth Third Bancorp	2,470	93,168
Golden West Financial Corp.	7,240	477,840
M&T Bank Corp.	340	37,077

Marshall & Ilsley Corp.	820	35,293
Northern Trust Corp.	740	38,347
State Street Corp.	1,570	87,041
Synovus Financial Corp.	1,340	36,193
Wells Fargo & Co.	31,480	1,977,889
Zions Bancorp	380	28,713

Financial Services — 7.4%
American Express Co.	33,110	1,703,841
Ameriprise Financial, Inc.	4,850	198,850
Capital One Financial Corp.	2,510	216,864
Charles Schwab Corp.	62,900	922,743
Countrywide Financial Corp.	5,010	171,292
E*TRADE Financial Corp.†	2,090	43,597
Equifax, Inc.	1,100	41,822
Fannie Mae	16,590	809,758
Federated Investors, Inc., Class B	710	26,298
Franklin Resources, Inc.	720	67,687
Freddie Mac	47,990	3,136,146
Goldman Sachs Group, Inc.	9,965	1,272,630
H&R Block, Inc.	2,750	67,513
J.P. Morgan Chase & Co.	14,404	571,695
Janus Capital Group, Inc.	1,820	33,907
Lehman Brothers Holdings, Inc.	860	110,226
MBNA Corp.	10,530	285,889
Mellon Financial Corp.	1,360	46,580
Merrill Lynch & Co., Inc.	7,030	476,142
Moody’s Corp.	19,050	1,170,051
Morgan Stanley	7,670	435,196
SLM Corp.	7,990	440,169
T. Rowe Price Group, Inc.	640	46,099

Insurance — 6.0%
Aetna, Inc.	61,510	5,801,008
AFLAC, Inc.	2,690	124,870
Ambac Financial Group, Inc.	890	68,583
American International Group, Inc.#	12,630	861,745
Berkshire Hathaway, Inc., Class B†	719	2,110,625
CIGNA Corp.	550	61,435
Cincinnati Financial Corp.	630	28,148
Marsh & McLennan Cos., Inc.	2,560	81,306
MBIA, Inc.	550	33,088
MGIC Investment Corp.	770	50,681
Progressive Corp.	1,650	192,687
Prudential Financial, Inc.	2,240	163,946
Torchmark Corp.	460	25,576
Willis Group Holdings, Ltd.	7,180	265,229
		26,242,631

HEALTHCARE — 19.0%

Drugs — 10.7%
Abbott Laboratories	8,070	318,200
Allergan, Inc.	1,100	118,756
Amgen, Inc.†	25,380	2,001,467
Bristol-Myers Squibb Co.	6,890	158,332
Caremark Rx, Inc.†	24,150	1,250,728
Chiron Corp.†	910	40,459
Eli Lilly & Co.	17,420	985,798
Forest Laboratories, Inc.†	2,830	115,124
Genentech, Inc.†	38,920	3,600,100
Genzyme Corp.†	1,320	93,430
Gilead Sciences, Inc.†	43,600	2,294,668
Hospira, Inc.†	1,350	57,753
Invitrogen Corp.†	10,883	725,243
King Pharmaceuticals, Inc.†	2,000	33,840

Merck & Co., Inc.	8,260	262,751
Mylan Laboratories, Inc.	1,840	36,726
Pfizer, Inc.	76,995	1,795,523
Schering-Plough Corp.	12,400	258,540
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	55,830	2,401,248
Watson Pharmaceuticals, Inc.†	860	27,959
Wyeth	26,450	1,218,552

Health Services — 4.1%
Coventry Health Care, Inc.†	1,355	77,181
Express Scripts, Inc.†	1,220	102,236
HCA, Inc.	1,890	95,445
Health Management Associates, Inc., Class A	2,080	45,677
Humana, Inc.†	1,360	73,889
IMS Health, Inc.	1,950	48,594
Laboratory Corp. of America Holdings†	1,120	60,312
Manor Care, Inc.	660	26,248
Medco Health Solutions, Inc.†	13,400	747,720
Patterson Cos., Inc.†	1,160	38,744
Quest Diagnostics, Inc.	1,400	72,072
UnitedHealth Group, Inc.(1)	85,855	5,335,029

Medical Products — 4.2%
AmerisourceBergen Corp.	1,750	72,450
Bausch & Lomb, Inc.	210	14,259
Baxter International, Inc.	3,400	128,010
Becton Dickinson & Co.	2,110	126,769
Biogen Idec, Inc.†	1,280	58,022
Biomet, Inc.	2,090	76,431
Boston Scientific Corp.†	4,950	121,226
C.R. Bard, Inc.	3,990	263,021
Cardinal Health, Inc.	3,590	246,813
Guidant Corp.	2,780	180,005
Johnson & Johnson	24,970	1,500,697
MedImmune, Inc.†	2,060	72,141
Medtronic, Inc.	28,940	1,666,076
St. Jude Medical, Inc.†	8,530	428,206
Stryker Corp.	22,840	1,014,781
Zimmer Holdings, Inc.†	13,530	912,463
		31,399,714

INDUSTRIAL & COMMERCIAL — 4.1%

Aerospace & Military Technology — 0.5%
Boeing Co.	2,640	185,434
General Dynamics Corp.	1,690	192,745
Rockwell Automation, Inc.	650	38,454
Rockwell Collins, Inc.	1,460	67,846
United Technologies Corp.	4,750	265,572

Business Services — 1.8%
Applera Corp. - Applied Biosystems Group	970	25,763
ARAMARK Corp., Class B	10,370	288,079
Automatic Data Processing, Inc.	3,090	141,800
Cendant Corp.	8,600	148,350
Convergys Corp.†	490	7,767
First Data Corp.	46,350	1,993,513
Interpublic Group Cos., Inc.†	1,290	12,449
Monsanto Co.	840	65,125
Monster Worldwide, Inc.†	390	15,920
Pall Corp.	530	14,236
Paychex, Inc.	2,800	106,736
Robert Half International, Inc.	750	28,417
Waste Management, Inc.	2,410	73,143

Electrical Equipment — 0.0%
American Power Conversion Corp.	720	15,840
Jabil Circuit, Inc.†	1,460	54,151

Machinery — 0.0%
Illinois Tool Works, Inc.	830	73,032

Multi-Industry — 1.4%
3M Co.	3,820	296,050
American Standard Cos., Inc.	900	35,955
Danaher Corp.	2,000	111,560
General Electric Co.	42,580	1,492,429
ITT Industries, Inc.	780	80,200
Tyco International, Ltd.	13,090	377,777

Transportation — 0.4%
FedEx Corp.	1,180	122,000
United Parcel Service, Inc., Class B	6,020	452,403
		6,782,746
INFORMATION & ENTERTAINMENT — 6.6%

Broadcasting & Media — 4.2%
Clear Channel Communications, Inc.	4,530	142,468
Dow Jones & Co., Inc.	490	17,390
E.W. Scripps Co., Class A	400	19,208
Gannett Co., Inc.	1,170	70,867
Lamar Advertising Co., Class A†	14,270	658,418
McGraw-Hill Cos., Inc.	45,300	2,338,839
Meredith Corp.	200	10,468
New York Times Co., Class A	750	19,838
Omnicom Group, Inc.	1,510	128,546
Time Warner, Inc.	85,400	1,489,376
Univision Communications, Inc., Class A†	23,200	681,848
Valassis Communications, Inc.†	6,650	193,315
Viacom, Inc., Class B	28,057	914,658
XM Satellite Radio Holdings, Inc., Class A†	8,820	240,610

Entertainment Products — 0.2%
Harman International Industries, Inc.	2,890	282,786
International Game Technology	2,820	86,800
Knight-Ridder, Inc.	230	14,559

Leisure & Tourism — 2.2%
Carnival Corp.(2)	17,790	951,231
Darden Restaurants, Inc.	1,090	42,379
GTECH Holdings Corp.	13,500	428,490
Harrah’s Entertainment, Inc.	11,320	807,003
Hilton Hotels Corp.	1,280	30,861
Marriott International, Inc., Class A	10,040	672,379
McDonald’s Corp.	5,600	188,832
Southwest Airlines Co.	2,550	41,897
Starbucks Corp.†	6,450	193,564
Starwood Hotels & Resorts Worldwide, Inc.(2)	1,840	117,502
Wendy’s International, Inc.	980	54,155
Yum! Brands, Inc.	2,370	111,106
		10,949,393

INFORMATION TECHNOLOGY — 23.3%

Communication Equipment — 1.2%
Network Appliance, Inc.†	3,120	84,240
QUALCOMM, Inc.	45,320	1,952,386

Computer Services — 1.0%
Affiliated Computer Services, Inc., Class A†	1,050	62,139
Autodesk, Inc.	1,930	82,894

Cognizant Technology Solutions Corp., Class A†	5,300	266,855
Computer Associates International, Inc.	1,390	39,184
Sun Microsystems, Inc.†	231,160	968,560
Symantec Corp.†	9,070	158,725

Computer Software — 5.3%
Adobe Systems, Inc.	5,040	186,278
BMC Software, Inc.†	670	13,728
Citrix Systems, Inc.†	1,480	42,594
Compuware Corp.†	1,130	10,136
Electronic Arts, Inc.†	71,375	3,733,626
Fiserv, Inc.†	1,550	67,069
Intuit, Inc.†	1,480	78,884
Mercury Interactive Corp.†	710	19,731
Microsoft Corp.(1)	154,330	4,035,730
Oracle Corp.†	51,520	629,059
Parametric Technology Corp.†	770	4,697
Siebel Systems, Inc.	2,370	25,075

Computers & Business Equipment — 6.7%
Apple Computer, Inc.†	108,025	7,765,917
Dell, Inc.†	66,910	2,006,631
EMC Corp.†	9,230	125,712
International Business Machines Corp.	13,260	1,089,972
Lexmark International, Inc., Class A†	960	43,037
Millipore Corp.†	440	29,058
NCR Corp.†	570	19,346
Pitney Bowes, Inc.	1,140	48,165

Electronics — 2.2%
Agilent Technologies, Inc.†	1,210	40,281
Altera Corp.†	1,870	34,651
Analog Devices, Inc.	1,980	71,023
Applied Materials, Inc.	6,530	117,148
Broadcom Corp., Class A†	2,420	114,103
Fisher Scientific International, Inc.†	4,910	303,733
Freescale Semiconductor, Inc., Class B†	1,420	35,741
Intel Corp.	42,070	1,050,067
KLA-Tencor Corp.	920	45,384
L-3 Communications Holdings, Inc.	1,010	75,093
Linear Technology Corp.	33,840	1,220,609
LSI Logic Corp.†	1,080	8,640
Maxim Integrated Products, Inc.	2,750	99,660
Molex, Inc.	480	12,456
National Semiconductor Corp.	1,290	33,514
Novellus Systems, Inc.†	470	11,336
NVIDIA Corp.†	1,430	52,281
PMC-Sierra, Inc.†	630	4,857
QLogic Corp.†	670	21,782
Tektronix, Inc.	260	7,335
Texas Instruments, Inc.	6,790	217,755
Thermo Electron Corp.†	490	14,764
Waters Corp.†	930	35,154
Xilinx, Inc.	1,610	40,588

Internet Content — 4.6%
Amazon.com, Inc.†	2,570	121,176
eBay, Inc.†	68,590	2,966,518
Google, Inc., Class A†	1,920	796,531
Yahoo!, Inc.†	93,275	3,654,514

Telecommunications — 2.3%
ADC Telecommunications, Inc.†	350	7,819
ALLTEL Corp.	1,420	89,602
American Tower Corp., Class A†	34,580	937,118
CIENA Corp.†	1,490	4,425
Cisco Systems, Inc.†	114,140	1,954,077

Comverse Technology, Inc.†	740	19,677
Corning, Inc.†	4,980	97,907
Crown Castle International Corp.†	18,010	484,649
JDS Uniphase Corp.†	4,930	11,635
Lucent Technologies, Inc.†	12,510	33,276
Motorola, Inc.	6,480	146,383
Scientific-Atlanta, Inc.	760	32,733
		38,615,423

MATERIALS — 0.8%

Chemicals — 0.7%
Ecolab, Inc.	1,550	56,219
Huntsman Corp.†	53,515	921,528
International Flavors & Fragrances, Inc.	430	14,405
Praxair, Inc.	1,470	77,851
Sigma-Aldrich Corp.	570	36,075

Forest Products — 0.0%
Pactiv Corp.†	660	14,520
Plum Creek Timber Co., Inc.	610	21,991

Metals & Minerals — 0.1%
Allegheny Technologies, Inc.	220	7,938
Ball Corp.	870	34,556
Freeport-McMoRan Copper & Gold, Inc., Class B	780	41,964
Newmont Mining Corp.	2,510	134,034
Vulcan Materials Co.	440	29,810
		1,390,891

REAL ESTATE — 0.1%

Real Estate Investment Trusts — 0.1%
ProLogis	750	35,040
Public Storage, Inc.	300	20,316
Simon Property Group, Inc.	630	48,277
Vornado Realty Trust	520	43,404
		147,037

UTILITIES — 0.9%

Electric Utilities — 0.9%
AES Corp.†	74,070	1,172,528
Edison International	1,320	57,565
Exelon Corp.	3,360	178,551
TXU Corp.	1,410	70,768

Gas & Pipeline Utilities — 0.0%
Kinder Morgan, Inc.	360	33,102
		1,512,514

TOTAL COMMON STOCK (cost $135,402,497)		158,838,039

Exchange Traded Funds — 1.3%

FINANCE — 1.3%

Financial Services — 1.3%
iShares S&P 500/Barra Growth Index Fund (cost $2,163,102)	36,300	2,151,864

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $137,565,599)		160,989,903

Short-Term Investment Securities — 2.3%

CORPORATE SHORT-TERM NOTES — 0.8%
Prudential Funding, LLC 4.10% due 01/03/06	1,300,000	1,299,704

U.S. GOVERNMENT AGENCIES — 1.5%
Federal Home Loan Bank Disc. Notes 3.30% due 01/03/06	500,000	499,908
Federal Home Loan Bank Disc. Notes 3.40% due 01/03/06	1,900,000	1,899,641

U.S. GOVERNMENT OBLIGATIONS — 0.0%
United States Treasury Bills 3.90% due 03/16/06 (1)	60,000	59,531

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $3,758,773)		3,758,784

Repurchase Agreements — 0.7%

Agreement with State Street Bank & Trust Co., bearing interest at 2.65% dated 12/30/05, to be repurchased 01/03/06 in the amount of $201,059 and collateralized by $210,000 of United States Treasury Notes, bearing interest at 4.00%, due 06/15/09 and having an approximate value of $208,049	201,000	201,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.20% dated 12/30/05, to be repurchased 01/03/06 in the amount of $1,000,356 and collateralized by $975,000 of United States Treasury Notes, bearing interest at 4.88%, due 02/15/12 and having an approximate value of $1,021,031	1,000,000	1,000,000

TOTAL REPURCHASE AGREEMENTS (cost $1,201,000)		1,201,000

TOTAL INVESTMENTS —
(cost $142,525,372)@	100.2%	165,949,687
Liabilities in excess of other assets—	(0.2)	(385,830)

NET ASSETS—	100.0%	$165,563,857

†              Non-income producing security

@            See Note 4 for cost of investment on a tax basis

(1)           The security or a portion thereof represents collateral for open futures contracts.

(2)           Consists of more than one class of securities traded together as a unit.

ADR -     American Depository Receipt

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of December 31, 2005	Unrealized Appreciation (Depreciation)
3 Long	S&P Barra Growth Index	March 2006	$455,498	$450,075	$(5,423)

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

LARGE CAP COMPOSITE

PORTFOLIO

Investment Portfolio — December 31, 2005

(unaudited)

Common Stock — 96.0%	Shares/ Principal Amount	Value (Note 1)

CONSUMER DISCRETIONARY — 7.8%

Apparel & Textiles — 1.5%
Cintas Corp.	169	$6,959
Coach, Inc.†	4,468	148,963
Gap, Inc.	706	12,454
Industria de Diseno Textil SA	2,100	68,515
Jones Apparel Group, Inc.	144	4,424
Liz Claiborne, Inc.	131	4,692
NIKE, Inc., Class B	4,834	419,543
Reebok International, Ltd.	65	3,785
V.F. Corp.	109	6,032

Automotive — 0.2%
AutoNation, Inc.†	223	4,846
AutoZone, Inc.†	68	6,239
Cooper Tire & Rubber Co.	75	1,149
Cummins, Inc.	58	5,204
Dana Corp.	185	1,328
Ford Motor Co.	2,286	17,648
General Motors Corp.	696	13,516
Genuine Parts Co.	214	9,399
Goodyear Tire & Rubber Co.†	217	3,772
Harley-Davidson, Inc.	338	17,404
Navistar International Corp.†	76	2,175
PACCAR, Inc.	208	14,400

Housing & Household Durables — 0.3%
Black & Decker Corp.	96	8,348
Centex Corp.	157	11,224
D.R. Horton, Inc.	335	11,970
KB HOME	96	6,975
Leggett & Platt, Inc.	226	5,189
Lennar Corp., Class A	770	46,986
Maytag Corp.	99	1,863
Pulte Homes, Inc.	264	10,391
Sherwin-Williams Co.	138	6,268
Whirlpool Corp.	83	6,952

Retail — 5.8%
Avery Dennison Corp.	136	7,517
Avon Products, Inc.	564	16,102
Bed Bath & Beyond, Inc.†	365	13,195
Best Buy Co., Inc.	2,303	100,134
Big Lots, Inc.†	140	1,681
Circuit City Stores, Inc.	193	4,360
Costco Wholesale Corp.	581	28,742
CVS Corp.	1,002	26,473
Dillard’s, Inc., Class A	76	1,886
Dollar General Corp.	390	7,437
Family Dollar Stores, Inc.	191	4,735
Federated Department Stores, Inc.	335	22,221
Fortune Brands, Inc.	180	14,044
Home Depot, Inc.	7,114	287,975
J.C. Penney Co., Inc.	286	15,902
Kohl’s Corp.†	10,924	530,906
Limited Brands	429	9,588
Lowe’s Cos., Inc.	962	64,127

Masco Corp.	521	15,729
Nordstrom, Inc.	269	10,061
Office Depot, Inc.†	380	11,932
Officemax, Inc.	87	2,206
Petsmart, Inc.	4,800	123,168
RadioShack Corp.	166	3,491
Sears Holdings Corp.†	123	14,210
Staples, Inc.	900	20,439
SUPERVALU, Inc.	168	5,457
Target Corp.	3,182	174,914
Tiffany & Co.	175	6,701
TJX Cos., Inc.	567	13,171
W.W. Grainger, Inc.	94	6,683
Wal-Mart de Mexico SA de CV†	6,100	33,861
Wal-Mart de Mexico SA de CV Sponsored ADR	900	49,410
Wal-Mart Stores, Inc.(1)	15,374	719,503
Walgreen Co.	3,945	174,606
		3,431,180

CONSUMER STAPLES — 5.5%

Food, Beverage & Tobacco — 3.6%
Albertson’s, Inc.	454	9,693
Altria Group, Inc.	6,162	460,425
Anheuser-Busch Cos., Inc.	955	41,027
Archer-Daniels-Midland Co.	804	19,827
Brown-Forman Corp., Class B	102	7,071
Campbell Soup Co.	229	6,817
Coca-Cola Co.	2,547	102,669
Coca-Cola Enterprises, Inc.	373	7,150
ConAgra Foods, Inc.	639	12,959
Constellation Brands, Inc., Class A†	242	6,348
Diageo PLC Sponsored ADR	4,300	250,690
General Mills, Inc.	437	21,553
H.J. Heinz Co.	412	13,893
Hershey Foods Corp.	223	12,321
Kellogg Co.	316	13,657
Kroger Co.†	892	16,841
McCormick & Co., Inc.	165	5,102
Molson Coors Brewing Co., Class B	69	4,622
Pepsi Bottling Group, Inc.	169	4,835
PepsiCo, Inc.	6,542	386,501
Reynolds American, Inc.	105	10,010
Safeway, Inc.	553	13,084
Sara Lee Corp.	935	17,671
Sysco Corp.	3,763	116,841
Tyson Foods, Inc., Class A	310	5,301
UST, Inc.	201	8,207
Whole Foods Market, Inc.	169	13,079
Wm. Wrigley Jr. Co.	221	14,694

Household & Personal Products — 1.9%
Alberto-Culver Co., Class B	93	4,255
Clorox Co.	185	10,525
Colgate-Palmolive Co.	637	34,939
Kimberly-Clark Corp.	575	34,299
Newell Rubbermaid, Inc.	339	8,061
Procter & Gamble Co.	11,649	674,244
Reckitt Benckiser PLC	2,000	66,000
		2,435,211

EDUCATION — 0.3%

Education — 0.3%
Apollo Group, Inc., Class A†	2,429	146,857

ENERGY — 7.5%

Energy Services — 2.4%
Baker Hughes, Inc.	2,921	177,538
BJ Services Co.	397	14,558
Halliburton Co.	631	39,097
Nabors Industries, Ltd.†	194	14,696
Noble Corp.	168	11,851
Rowan Cos., Inc.	135	4,811
Schlumberger, Ltd.	4,825	468,749
Sempra Energy	316	14,169
Southern Co.	912	31,491
Sunoco, Inc.	168	13,168
TECO Energy, Inc.	256	4,398
Total SA	800	201,038
Valero Energy Corp.	753	38,855
Weatherford International, Ltd.†	428	15,494
Xcel Energy, Inc.	496	9,156

Energy Sources — 5.1%
Amerada Hess Corp.	98	12,428
Anadarko Petroleum Corp.	292	27,667
Apache Corp.	405	27,751
Burlington Resources, Inc.	465	40,083
Chevron Corp.	8,263	469,091
ConocoPhillips	1,707	99,313
Devon Energy Corp.	547	34,209
EOG Resources, Inc.	297	21,791
Exxon Mobil Corp.	17,159	963,821
Kerr-McGee Corp.	143	12,993
Marathon Oil Corp.	4,851	295,765
Murphy Oil Corp.	2,403	129,738
National-Oilwell Varco, Inc.†	214	13,418
Occidental Petroleum Corp.	495	39,541
Transocean, Inc.†	406	28,294
XTO Energy, Inc.	447	19,641
		3,294,613

FINANCE — 19.5%

Banks — 5.8%
AmSouth Bancorp	429	11,244
Anglo Irish Bank Corp. PLC	9,500	144,342
Bank of America Corp.(1)	10,642	491,128
Bank of New York Co., Inc.	948	30,194
BB&T Corp.	667	27,954
Comerica, Inc.	203	11,522
Compass Bancshares, Inc.	153	7,389
Fifth Third Bancorp	683	25,763
Golden West Financial Corp.	314	20,724
Huntington Bancshares, Inc.	281	6,674
KeyCorp	502	16,531
M&T Bank Corp.	98	10,687
Marshall & Ilsley Corp.	257	11,061
National City Corp.	678	22,761
North Fork Bancorp., Inc.	585	16,006
Northern Trust Corp.	3,528	182,821
PNC Financial Services Group, Inc.	360	22,259
Regions Financial Corp.	563	19,232
Sovereign Bancorp, Inc.	439	9,491
State Street Corp.	3,703	205,294
SunTrust Banks, Inc.	445	32,378
Synovus Financial Corp.	384	10,372
U.S. Bancorp	11,035	329,836
UBS AG	3,600	342,544

Wachovia Corp.	1,912	101,068
Washington Mutual, Inc.	1,214	52,809
Wells Fargo & Co.	6,058	380,624
Zions Bancorp	128	9,672

Financial Services — 9.9%
American Express Co.	11,228	577,793
Ameriprise Financial, Inc.	303	12,423
Ameritrade Holding Corp.†	3,500	84,000
Bear Stearns Co., Inc.	2,439	281,778
Capital One Financial Corp.	2,869	247,881
Charles Schwab Corp.	9,469	138,910
CIT Group, Inc.	246	12,738
Citigroup, Inc.	19,617	952,013
Countrywide Financial Corp.	3,335	114,024
E*TRADE Financial Corp.†	3,203	66,814
Equifax, Inc.	160	6,083
Fannie Mae	1,191	58,133
Federated Investors, Inc., Class B	104	3,852
First Horizon National Corp.	155	5,958
Franklin Resources, Inc.	1,083	101,813
Freddie Mac	850	55,547
Goldman Sachs Group, Inc.	1,155	147,505
H&R Block, Inc.	403	9,894
J.P. Morgan Chase & Co.	11,106	440,797
Janus Capital Group, Inc.	265	4,937
Legg Mason, Inc.	800	95,752
Lehman Brothers Holdings, Inc.	330	42,296
MBNA Corp.	1,544	41,920
Mellon Financial Corp.	515	17,639
Merrill Lynch & Co., Inc.	3,431	232,382
Moody’s Corp.	305	18,733
Morgan Stanley	5,926	336,241
SLM Corp.	4,114	226,640
T. Rowe Price Group, Inc.	161	11,597

Insurance — 3.8%
ACE, Ltd.	397	21,216
Aetna, Inc.	2,452	231,248
AFLAC, Inc.	616	28,595
Allstate Corp.	4,398	237,800
Ambac Financial Group, Inc.	129	9,941
American International Group, Inc.#	3,194	217,927
Aon Corp.	394	14,164
Chubb Corp.	2,246	219,322
CIGNA Corp.	155	17,313
Cincinnati Financial Corp.	215	9,606
Genworth Financial, Inc., Class A	2,663	92,087
Hartford Financial Services Group, Inc.	2,270	194,970
Jefferson-Pilot Corp.	165	9,393
Lincoln National Corp.	213	11,295
Loews Corp.	167	15,840
Marsh & McLennan Cos., Inc.	4,270	135,615
MBIA, Inc.	165	9,926
MetLife, Inc.	932	45,668
MGIC Investment Corp.	112	7,372
Principal Financial Group, Inc.	345	16,363
Progressive Corp.	243	28,378
Prudential Financial, Inc.	621	45,451
SAFECO Corp.	152	8,588
St. Paul Travelers Cos., Inc.	852	38,059
Torchmark Corp.	128	7,117
UnumProvident Corp. (New York)	367	8,349
XL Capital, Ltd., Class A	215	14,487
		8,594,563

HEALTHCARE — 12.6%

Drugs — 6.1%
Abbott Laboratories	4,909	193,562
Allergan, Inc.	162	17,489
Amgen, Inc.†	6,719	529,860
Bristol-Myers Squibb Co.	2,408	55,336
Caremark Rx, Inc.†	3,753	194,368
Chiron Corp.†	135	6,002
Eli Lilly & Co.	1,399	79,169
Forest Laboratories, Inc.†	416	16,923
Genentech, Inc.†	1,300	120,250
Genzyme Corp.†	318	22,508
Gilead Sciences, Inc.†	2,963	155,943
Hospira, Inc.†	198	8,470
King Pharmaceuticals, Inc.†	298	5,042
Merck & Co., Inc.	6,791	216,022
Mylan Laboratories, Inc.	269	5,369
Novartis AG	3,500	183,818
Pfizer, Inc.(1)	24,853	579,572
Roche Holdings AG	700	105,047
Schering-Plough Corp.	1,819	37,926
Sepracor, Inc.†	1,400	72,240
Watson Pharmaceuticals, Inc.†	125	4,064
Wyeth	1,652	76,108

Health Services — 2.8%
Coventry Health Care, Inc.†	200	11,392
Express Scripts, Inc.†	179	15,000
HCA, Inc.	522	26,361
Health Management Associates, Inc., Class A	304	6,676
Humana, Inc.†	800	43,464
IMS Health, Inc.	285	7,102
Laboratory Corp. of America Holdings†	164	8,831
Manor Care, Inc.	97	3,858
Medco Health Solutions, Inc.†	378	21,092
Patterson Cos., Inc.†	170	5,678
Quest Diagnostics, Inc.	2,904	149,498
Tenet Healthcare Corp.†	578	4,428
UnitedHealth Group, Inc.	8,078	501,967
Wellpoint, Inc.†	5,512	439,803

Medical Products — 3.7%
AmerisourceBergen Corp.	256	10,598
Bausch & Lomb, Inc.	66	4,481
Baxter International, Inc.	767	28,878
Becton Dickinson & Co.	310	18,625
Biogen Idec, Inc.†	418	18,948
Biomet, Inc.	306	11,191
Boston Scientific Corp.†	726	17,780
C.R. Bard, Inc.	129	8,504
Cardinal Health, Inc.	527	36,231
Guidant Corp.	408	26,418
Johnson & Johnson	9,861	592,646
McKesson Corp.	379	19,553
MedImmune, Inc.†	303	10,611
Medtronic, Inc.	9,188	528,953
St. Jude Medical, Inc.†	1,551	77,860
Stryker Corp.	2,159	95,924
Zimmer Holdings, Inc.†	1,505	101,497
		5,538,936

INDUSTRIAL & COMMERCIAL — 12.5%

Aerospace & Military Technology — 2.2%
Alliant Techsystems, Inc.†	2,900	220,893
Boeing Co.	993	69,748
General Dynamics Corp.	948	108,120
Goodrich Corp.	4,351	178,826
Lockheed Martin Corp.	440	27,997
Northrop Grumman Corp.	437	26,268
Raytheon Co.	550	22,083
Rockwell Automation, Inc.	220	13,015
Rockwell Collins, Inc.	213	9,898
Textron, Inc.	163	12,548
United Technologies Corp.	4,953	276,922

Business Services — 2.7%
Accenture, Ltd., Class A†	9,800	282,926
Allied Waste Industries, Inc.†	269	2,351
Applera Corp. - Applied Biosystems Group	231	6,135
Automatic Data Processing, Inc.	4,710	216,142
Cendant Corp.	8,661	149,402
Convergys Corp.†	172	2,726
Eastman Kodak Co.	353	8,260
First Data Corp.	4,740	203,867
Fluor Corp.	107	8,267
Ingersoll-Rand Co., Inc., Class A	407	16,431
Interpublic Group Cos., Inc.†	530	5,115
Monsanto Co.	2,930	227,163
Monster Worldwide, Inc.†	151	6,164
Pall Corp.	153	4,110
Paychex, Inc.	410	15,629
R.R. Donnelley & Sons Co.	267	9,134
Robert Half International, Inc.	210	7,957
Waste Management, Inc.	679	20,608
Xerox Corp.†	1,182	17,316

Electrical Equipment — 1.1%
American Power Conversion Corp.	211	4,642
Ametek, Inc.	6,000	255,240
Eaton Corp.	182	12,210
Emerson Electric Co.	506	37,798
Jabil Circuit, Inc.†	214	7,937
Johnson Controls, Inc.	237	17,280
Roper Industries, Inc.	3,400	134,334

Machinery — 1.0%
Caterpillar, Inc.	837	48,353
Deere & Co.	1,897	129,205
Dover Corp.	5,149	208,483
Illinois Tool Works, Inc.	252	22,173
Parker-Hannifin Corp.	147	9,696
Snap-On, Inc.	71	2,667
Stanley Works	90	4,324

Multi-Industry — 5.0%
3M Co.	935	72,463
American Standard Cos., Inc.	225	8,989
Danaher Corp.	5,292	295,188
General Electric Co.(1)	40,902	1,433,615
Honeywell International, Inc.	1,037	38,628
ITT Industries, Inc.	2,214	227,643
Tyco International, Ltd.	4,777	137,864

Transportation — 0.5%
Burlington Northern Santa Fe Corp.	460	32,577
CSX Corp.	267	13,556
FedEx Corp.	373	38,564
Norfolk Southern Corp.	500	22,415
Ryder System, Inc.	79	3,241

Union Pacific Corp.	326	26,246
United Parcel Service, Inc., Class B	1,358	102,054
		5,523,406

INFORMATION & ENTERTAINMENT — 6.6%

Broadcasting & Media — 4.0%
Clear Channel Communications, Inc.	6,765	212,759
Comcast Corp., Class A†	13,073	339,375
Comcast Corp., Special Class A†	3,100	79,639
Discovery Holding Co.†	2,634	39,905
Dow Jones & Co., Inc.	73	2,591
E.W. Scripps Co., Class A	105	5,042
Gannett Co., Inc.	295	17,868
Liberty Media Corp., Class A†	22,140	174,242
McGraw-Hill Cos., Inc.	461	23,801
Meredith Corp.	52	2,722
New York Times Co., Class A	179	4,735
News Corp., Class A	10,094	156,962
Omnicom Group, Inc.	3,222	274,289
Time Warner, Inc.	11,237	195,973
Tribune Co.	322	9,744
Univision Communications, Inc., Class A†	5,275	155,032
Viacom, Inc., Class B	1,902	62,005

Entertainment Products — 0.7%
Harman International Industries, Inc.	1,000	97,850
Hasbro, Inc.	219	4,419
International Game Technology	4,315	132,816
Knight-Ridder, Inc.	85	5,380
Mattel, Inc.	497	7,863
Walt Disney Co.	2,367	56,737

Leisure & Tourism — 1.9%
Brunswick Corp.	119	4,839
Carnival Corp.(2)	3,933	210,298
Darden Restaurants, Inc.	161	6,260
Harrah’s Entertainment, Inc.	226	16,112
Hilton Hotels Corp.	404	9,740
Marriott International, Inc., Class A	203	13,595
McDonald’s Corp.	1,549	52,232
MGM Mirage, Inc.†	1,000	36,670
Royal Caribbean Cruises, Ltd.	4,300	193,758
Sabre Holdings Corp., Class A	161	3,882
Southwest Airlines Co.	3,958	65,030
Starbucks Corp.†	946	28,389
Starwood Hotels & Resorts Worldwide, Inc.(2)	270	17,242
Wendy’s International, Inc.	143	7,902
Wynn Resorts, Ltd.†	2,700	148,095
Yum! Brands, Inc.	348	16,314
		2,892,107

INFORMATION TECHNOLOGY — 19.5%

Communication Equipment — 1.0%
Marvell Technology Group, Ltd.†	1,800	100,962
Network Appliance, Inc.†	458	12,366
QUALCOMM, Inc.	7,623	328,399
Symbol Technologies, Inc.	309	3,961

Computer Services — 0.4%
Affiliated Computer Services, Inc., Class A†	1,253	74,152
Autodesk, Inc.	284	12,198
Computer Associates International, Inc.	565	15,927
Computer Sciences Corp.†	228	11,546
Electronic Data Systems Corp.	642	15,434

Sun Microsystems, Inc.†	4,201	17,602
Symantec Corp.†	1,331	23,292
Unisys Corp.†	420	2,449

Computer Software — 3.5%
Adobe Systems, Inc.	740	27,350
BMC Software, Inc.†	266	5,450
Citrix Systems, Inc.†	217	6,245
Compuware Corp.†	477	4,279
Electronic Arts, Inc.†	1,470	76,896
Fiserv, Inc.†	227	9,822
Intuit, Inc.†	218	11,619
Mercury Interactive Corp.†	107	2,974
Microsoft Corp.(1)	44,365	1,160,145
Novell, Inc.†	470	4,150
Oracle Corp.†	16,628	203,028
Parametric Technology Corp.†	335	2,043
Siebel Systems, Inc.	651	6,888

Computers & Business Equipment — 2.9%
Apple Computer, Inc.†	1,037	74,550
Dell, Inc.†	12,996	389,750
EMC Corp.†	12,242	166,736
Gateway, Inc.†	326	818
Hewlett-Packard Co.	3,525	100,921
International Business Machines Corp.(1)	6,444	529,697
Lexmark International, Inc., Class A†	143	6,411
Millipore Corp.†	64	4,227
NCR Corp.†	226	7,670
Pitney Bowes, Inc.	281	11,872

Electronics — 4.9%
Advanced Micro Devices, Inc.†	497	15,208
Agilent Technologies, Inc.†	506	16,845
Altera Corp.†	446	8,264
Analog Devices, Inc.	5,751	206,288
Applied Materials, Inc.	1,997	35,826
Applied Micro Circuits Corp.†	368	946
Broadcom Corp., Class A†	356	16,785
Fisher Scientific International, Inc.†	151	9,341
Freescale Semiconductor, Inc., Class B†	505	12,711
Garmin, Ltd.	1,200	79,620
Intel Corp.(1)	33,119	826,650
KLA-Tencor Corp.	243	11,987
L-3 Communications Holdings, Inc.	2,948	219,184
Linear Technology Corp.	375	13,526
LSI Logic Corp.†	482	3,856
Maxim Integrated Products, Inc.	4,403	159,565
Micron Technology, Inc.†	760	10,116
Molex, Inc.	177	4,593
National Semiconductor Corp.	423	10,990
Novellus Systems, Inc.†	164	3,956
NVIDIA Corp.†	211	7,714
PerkinElmer, Inc.	161	3,793
PMC-Sierra, Inc.†	225	1,735
QLogic Corp.†	99	3,219
Samsung Electronics Co., Ltd.	200	130,385
Sanmina-SCI Corp.†	647	2,756
Solectron Corp.†	1,124	4,114
Tektronix, Inc.	103	2,906
Teradyne, Inc.†	242	3,526
Texas Instruments, Inc.	6,191	198,545
Thermo Electron Corp.†	200	6,026
Waters Corp.†	136	5,141
Xilinx, Inc.	5,629	141,907

Internet Content — 0.9%
Amazon.com, Inc.†	377	17,776
eBay, Inc.†	1,406	60,809
Google, Inc., Class A†	300	124,458
Yahoo!, Inc.†	5,354	209,770

Telecommunications — 5.9%
ADC Telecommunications, Inc. †	143	3,195
ALLTEL Corp.	471	29,720
Amdocs, Ltd.†	3,400	93,500
America Movil SA de CV ADR	4,900	143,374
Andrew Corp.†	200	2,146
Avaya, Inc.†	515	5,495
BellSouth Corp.	7,350	199,185
CenturyTel, Inc.	161	5,339
CIENA Corp.†	711	2,112
Cisco Systems, Inc.†	19,459	333,138
Citizens Communications Co.	411	5,027
Comverse Technology, Inc.†	249	6,621
Corning, Inc.†	11,875	233,462
JDS Uniphase Corp.†	2,033	4,798
Juniper Networks, Inc.†	4,500	100,350
Lucent Technologies, Inc.†	5,470	14,550
Motorola, Inc.	3,065	69,238
Nokia Oyj	6,300	115,269
Nokia Oyj Sponsored ADR	15,200	278,160
Qwest Communications International, Inc.†	1,900	10,735
Rogers Communications, Inc., Class B	3,000	126,780
Scientific-Atlanta, Inc.	189	8,140
Sprint Corp.	17,652	412,351
Tellabs, Inc.†	552	6,017
TELUS Corp. (New York)	1,500	60,390
TELUS Corp. (Toronto)	1,000	41,046
Verizon Communications, Inc.	7,602	228,972
Vodafone Group PLC	17,289	37,293
		8,599,069

MATERIALS — 2.0%

Chemicals — 0.9%
Air Products & Chemicals, Inc.	273	16,159
Ashland, Inc.	88	5,095
Dow Chemical Co.	5,588	244,866
du Pont (E.I.) de Nemours & Co.	1,131	48,068
Eastman Chemical Co.	100	5,159
Ecolab, Inc.	227	8,233
Engelhard Corp.	148	4,462
Hercules, Inc.†	139	1,571
International Flavors & Fragrances, Inc.	99	3,317
PPG Industries, Inc.	206	11,927
Praxair, Inc.	397	21,025
Rohm & Haas Co.	177	8,570
Sigma-Aldrich Corp.	83	5,253

Forest Products — 0.1%
Bemis Co.	130	3,623
International Paper Co.	604	20,301
Louisiana-Pacific Corp.	130	3,571
MeadWestvaco Corp.	223	6,251
Pactiv Corp.†	176	3,872
Plum Creek Timber Co., Inc.	226	8,147
Temple-Inland, Inc.	138	6,189
Weyerhaeuser Co.	299	19,836

Metals & Minerals — 1.0%
Alcoa, Inc.	5,471	161,777
Allegheny Technologies, Inc.	105	3,788
Ball Corp.	128	5,084
BHP Billiton, Ltd.	9,900	165,383
Cooper Industries, Ltd., Class A	113	8,249
Freeport-McMoRan Copper & Gold, Inc., Class B	226	12,159
Newmont Mining Corp.	550	29,370
Nucor Corp.	191	12,743
Phelps Dodge Corp.	125	17,984
United States Steel Corp.	140	6,730
Vulcan Materials Co.	125	8,469

Plastic — 0.0%
Sealed Air Corp.†	100	5,617
		892,848

REAL ESTATE — 0.2%

Real Estate Investment Trusts — 0.2%
Apartment Investment & Management Co., Class A	118	4,469
Archstone-Smith Trust	261	10,933
Equity Office Properties Trust	500	15,165
Equity Residential	355	13,888
ProLogis	300	14,016
Public Storage, Inc.	102	6,908
Simon Property Group, Inc.	229	17,548
Vornado Realty Trust	145	12,103
		95,030

UTILITIES — 2.0%

Electric Utilities — 1.5%
AES Corp.†	804	12,727
Allegheny Energy, Inc.†	200	6,330
Ameren Corp.	251	12,861
American Electric Power Co., Inc.	484	17,952
Centerpoint Energy, Inc.	382	4,909
Cinergy Corp.	245	10,403
CMS Energy Corp.†	271	3,932
Consolidated Edison, Inc.	301	13,945
Constellation Energy Group, Inc.	220	12,672
Dominion Resources, Inc.	427	32,964
DTE Energy Co.	219	9,459
Duke Energy Corp.	1,141	31,320
Edison International	401	17,488
Entergy Corp.	255	17,506
Exelon Corp.	821	43,628
FirstEnergy Corp.	406	19,890
FPL Group, Inc.	6,486	269,558
NiSource, Inc.	335	6,988
PG&E Corp.	422	15,665
Pinnacle West Capital Corp.	122	5,045
PPL Corp.	468	13,759
Progress Energy, Inc.	310	13,615
Public Service Enterprise Group, Inc.	308	20,011
TXU Corp.	594	29,813

Gas & Pipeline Utilities — 0.1%
Dynegy, Inc., Class A†	371	1,796
El Paso Corp.	811	9,862
KeySpan Corp.	215	7,673
Kinder Morgan, Inc.	129	11,861
Nicor, Inc.	54	2,123
Peoples Energy Corp.	47	1,648
Williams Cos., Inc.	705	16,335

Telephone — 0.4%
AT&T, Inc.	4,807	117,723
Bharti Tele- Ventures, Ltd.	8,200	62,888
		874,349

TOTAL COMMON STOCK (cost $38,661,150)		42,318,169

Exchange Traded Funds — 0.3%

FINANCE — 0.3%

Financial Services — 0.3%
SPDR Trust, Series 1 (cost $151,063)	1,200	149,412

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $38,812,213)		42,467,581

Short-Term Investment Securities — 2.4%

REGISTERED INVESTMENT COMPANY — 1.4%
T. Rowe Price Reserve Investment Fund 4.03% due 01/03/06	604,187	604,187

U.S. GOVERNMENT AGENCIES — 0.9%
Federal Home Loan Bank Disc. Notes 3.30% due 01/03/06	400,000	400,000

U.S. GOVERNMENT OBLIGATIONS — 0.1%
United States Treasury Bills 3.90% due 03/16/06 (1)	65,000	64,492

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $1,068,593)		1,068,679

Repurchase Agreements — 1.4%

Agreement with State Street Bank & Trust Co., bearing interest at 2.65% dated 12/30/05, to be repurchased 01/03/06 in the amount of $223,066 and collateralized by $230,000 of United States Treasury Notes, bearing interest at 4.00%, due 06/15/09 and having an approximate value of $227,864	223,000	223,000
State Street Bank & Trust Co. Joint Repurchase Agreement Account (3)	375,000	375,000

TOTAL REPURCHASE AGREEMENTS (cost $598,000)		598,000

TOTAL INVESTMENTS
(cost $40,478,806)@	100.1%	44,134,260
Liabilities in excess of other assets—	(0.1)	(31,609)

NET ASSETS—	100.0%	$44,102,651

#	Security represents an investment in an affiliated company; see note 3
†	Non-income producing security
@	See Note 4 for cost of investments on a tax basis.
(1)	The security or a portion thereof represents collateral for open futures contracts.
(2)	Consists of more than one class of securities traded together as a unit.
(3)	See Note 2 for details of Joint Repurchase Agreement
ADR-	American Depository Receipt

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of December 31, 2005	Unrealized Appreciation (Depreciation)
2 Long	S&P 500 Index	March 2006	$633,740	$627,400	$(6,340)

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

LARGE CAP VALUE

PORTFOLIO

Investment Portfolio — December 31, 2005

(unaudited)

Common Stock — 95.9%	Shares/ Principal Amount	Value (Note 1)

CONSUMER DISCRETIONARY — 4.9%

Apparel & Textiles — 0.5%
Gap, Inc.	2,380	$41,983
Jones Apparel Group, Inc.	1,250	38,400
NIKE, Inc., Class B	8,400	729,036
Reebok International, Ltd.	280	16,304
V.F. Corp.	950	52,573

Automotive — 0.6%
AutoNation, Inc.†	1,940	42,156
Cooper Tire & Rubber Co.	660	10,111
Cummins, Inc.	500	44,865
Dana Corp.	1,610	11,560
Ford Motor Co.	38,830	299,768
General Motors Corp.	6,030	117,103
Genuine Parts Co.	11,260	494,539
Navistar International Corp.†	660	18,889
PACCAR, Inc.	1,800	124,614

Housing & Household Durables — 0.1%
KB HOME	390	28,337
Leggett & Platt, Inc.	1,970	45,231
Maytag Corp.	420	7,904
Pulte Homes, Inc.	2,290	90,135
Sherwin-Williams Co.	680	30,886
Whirlpool Corp.	730	61,145

Retail — 3.7%
Avery Dennison Corp.	10,780	595,811
Avon Products, Inc.	19,760	564,148
Big Lots, Inc.†	1,220	14,652
Circuit City Stores, Inc.	1,670	37,725
Costco Wholesale Corp.	5,030	248,834
CVS Corp.	87,990	2,324,696
Dillard’s, Inc., Class A	660	16,381
Dollar General Corp.	29,690	566,188
Family Dollar Stores, Inc.	720	17,849
Federated Department Stores, Inc.	2,904	192,622
Fortune Brands, Inc.	5,230	408,045
Home Depot, Inc.	8,600	348,128
J.C. Penney Co., Inc.	2,470	137,332
Limited Brands	3,710	82,918
Masco Corp.	4,520	136,459
Nordstrom, Inc.	2,330	87,142
Office Depot, Inc.†	1,350	42,390
Officemax, Inc.	760	19,274
RadioShack Corp.	12,800	269,184
Staples, Inc.	3,130	71,082
SUPERVALU, Inc.	1,460	47,421
W.W. Grainger, Inc.	510	36,261
Wal-Mart Stores, Inc.	17,300	809,640
		9,379,721

CONSUMER STAPLES — 5.8%

Food, Beverage & Tobacco — 4.3%
Albertson’s, Inc.	3,930	83,906
Altria Group, Inc.	8,440	630,637
Anheuser-Busch Cos., Inc.	18,900	811,944
Archer-Daniels-Midland Co.	6,970	171,880
Brown-Forman Corp., Class B	320	22,182
Campbell Soup Co.	36,900	1,098,513
Coca-Cola Co.	28,840	1,162,540
Coca-Cola Enterprises, Inc.	3,240	62,111
ConAgra Foods, Inc.	7,930	160,820
Constellation Brands, Inc., Class A†	2,100	55,083
General Mills, Inc.	11,900	586,908
H.J. Heinz Co.	2,010	67,777
Hershey Foods Corp.	700	38,675
Kellogg Co.	16,100	695,842
Kroger Co.†	3,550	67,024
McCormick & Co., Inc.	9,600	296,832
Molson Coors Brewing Co., Class B	610	40,864
Pepsi Bottling Group, Inc.	610	17,452
PepsiCo, Inc.	12,100	714,868
Reynolds American, Inc.	920	87,704
Safeway, Inc.	30,290	716,661
Sara Lee Corp.	3,900	73,710
Sysco Corp.	5,700	176,985
Tyson Foods, Inc., Class A	2,690	45,999
Unilever NV	2,400	164,373
UST, Inc.	7,400	302,142

Household & Personal Products — 1.5%
Alberto-Culver Co., Class B	300	13,725
Colgate-Palmolive Co.	15,300	839,205
Kimberly-Clark Corp.	23,000	1,371,950
Newell Rubbermaid, Inc.	28,150	669,407
		11,247,719

ENERGY — 9.2%

Energy Services — 1.7%
Baker Hughes, Inc.	1,280	77,798
Halliburton Co.	3,550	219,958
Noble Corp.	520	36,681
Rowan Cos., Inc.	610	21,740
SCANA Corp.	14,800	582,824
Schlumberger, Ltd.	7,870	764,571
Sempra Energy	2,750	123,310
Southern Co.	16,410	566,637
Sunoco, Inc.	1,450	113,651
TECO Energy, Inc.	9,930	170,598
Weatherford International, Ltd.†	1,600	57,920
Xcel Energy, Inc.	25,410	469,069

Energy Sources — 7.5%
Amerada Hess Corp.	6,100	773,602
Anadarko Petroleum Corp.	5,500	521,125
BP PLC Sponsored ADR	9,204	591,081
Chevron Corp.	30,668	1,741,022
ConocoPhillips	38,210	2,223,058
Exxon Mobil Corp.	93,622	5,258,748
GlobalSantaFe Corp.	23,700	1,141,155
Kerr-McGee Corp.	620	56,333
Marathon Oil Corp.	3,904	238,027
Murphy Oil Corp.	890	48,051
National-Oilwell Varco, Inc.†	750	47,025
Occidental Petroleum Corp.	21,160	1,690,261
Transocean, Inc.†	2,140	149,136
		17,683,381

FINANCE — 25.4%

Banks — 10.5%
AmSouth Bancorp	3,730	97,763
Bank of America Corp.	108,074	4,987,615
Bank of Ireland	18,000	283,426
Bank of New York Co., Inc.	8,220	261,807
BB&T Corp.	5,780	242,240
Comerica, Inc.	1,770	100,465
Compass Bancshares, Inc.	1,330	64,226
Fifth Third Bancorp	19,390	731,391
Golden West Financial Corp.	28,300	1,867,800
Huntington Bancshares, Inc.	2,440	57,950
KeyCorp	4,360	143,575
M&T Bank Corp.	430	46,892
Marshall & Ilsley Corp.	1,190	51,218
Mercantile Bankshares Corp.	4,200	237,048
National City Corp.	38,490	1,292,109
North Fork Bancorp., Inc.	5,080	138,989
Northern Trust Corp.	5,150	266,873
PNC Financial Services Group, Inc.	8,620	532,975
Regions Financial Corp.	4,890	167,042
Sovereign Bancorp, Inc.	3,820	82,588
State Street Corp.	13,610	754,538
SunTrust Banks, Inc.	19,550	1,422,458
Synovus Financial Corp.	1,640	44,296
U.S. Bancorp	39,590	1,183,345
Wachovia Corp.	16,580	876,419
Washington Mutual, Inc.	16,381	712,574
Wells Fargo & Co.	54,150	3,402,244
Wilmington Trust Corp.	1,200	46,692
Zions Bancorp	640	48,358

Financial Services — 8.8%
American Express Co.	4,600	236,716
Ameriprise Financial, Inc.	3,650	149,650
Bear Stearns Co., Inc.	1,200	138,636
Charles Schwab Corp.	50,800	745,236
CIT Group, Inc.	2,130	110,291
Citigroup, Inc.	118,106	5,731,684
E*TRADE Financial Corp.†	1,700	35,462
Fannie Mae	11,460	559,363
First Horizon National Corp.	1,350	51,894
Franklin Resources, Inc.	690	64,867
Goldman Sachs Group, Inc.	14,710	1,878,614
J.P. Morgan Chase & Co.	92,862	3,685,693
Janus Capital Group, Inc.	9,400	175,122
Lehman Brothers Holdings, Inc.	1,770	226,861
Mellon Financial Corp.	23,630	809,327
Merrill Lynch & Co., Inc.	9,810	664,431
Moody’s Corp.	1,430	87,831
Morgan Stanley	27,800	1,577,372
T. Rowe Price Group, Inc.	590	42,498

Insurance — 6.1%
ACE, Ltd.	30,340	1,621,370
Aetna, Inc.	1,860	175,417
AFLAC, Inc.	1,930	89,591
Allstate Corp.	23,720	1,282,540
American International Group, Inc.#(1)	11,630	793,515
Aon Corp.	3,410	122,590
Chubb Corp.	22,230	2,170,759
CIGNA Corp.	650	72,605
Cincinnati Financial Corp.	1,071	47,852
Genworth Financial, Inc., Class A	4,020	139,012
Hartford Financial Services Group, Inc.	3,200	274,848
Jefferson-Pilot Corp.	1,440	81,979

Lincoln National Corp.	12,026	637,739
Loews Corp.	1,450	137,532
Marsh & McLennan Cos., Inc.	39,950	1,268,812
MBIA, Inc.	750	45,120
MetLife, Inc.	8,080	395,920
Principal Financial Group, Inc.	3,000	142,290
Prudential Financial, Inc.	2,530	185,171
SAFECO Corp.	6,220	351,430
St. Paul Travelers Cos., Inc.	20,444	913,233
Torchmark Corp.	540	30,024
Unumprovident Corp. (Berlin)(5)	3,900	137,709
UnumProvident Corp. (New York)	25,390	577,622
XL Capital, Ltd., Class A	1,860	125,327
		48,936,471

HEALTHCARE — 6.7%

Drugs — 3.7%
Abbott Laboratories	16,790	662,030
Bristol-Myers Squibb Co.	39,310	903,344
Eli Lilly & Co.	6,300	356,517
Genzyme Corp.†	1,070	75,734
Merck & Co., Inc.	41,530	1,321,069
Pfizer, Inc.	56,465	1,316,764
Schering-Plough Corp.	19,400	404,490
Wyeth	46,600	2,146,862

Health Services — 1.2%
HCA, Inc.	2,120	107,060
Medco Health Solutions, Inc.†	1,540	85,932
Tenet Healthcare Corp.†	5,010	38,377
Wellpoint, Inc.†	26,940	2,149,542

Medical Products — 1.8%
Bausch & Lomb, Inc.	320	21,728
Baxter International, Inc.	36,940	1,390,791
Beckman Coulter, Inc.	6,000	341,400
Biogen Idec, Inc.†	1,990	90,207
Boston Scientific Corp.†	13,400	328,166
Johnson & Johnson	11,800	709,180
McKesson Corp.	3,280	169,215
MedImmune, Inc.†	11,100	388,722
		13,007,130

INDUSTRIAL & COMMERCIAL — 12.4%

Aerospace & Military Technology — 2.8%
Boeing Co.	5,250	368,760
General Dynamics Corp.	13,600	1,551,080
Goodrich Corp.	1,310	53,841
Lockheed Martin Corp.	13,210	840,552
Northrop Grumman Corp.	3,790	227,817
Raytheon Co.	18,160	729,124
Rockwell Automation, Inc.	14,700	869,652
Textron, Inc.	1,410	108,542
United Technologies Corp.	10,870	607,742

Business Services — 1.3%
Allied Waste Industries, Inc.†	2,340	20,452
Applera Corp. - Applied Biosystems Group	770	20,451
Automatic Data Processing, Inc.	2,220	101,876
Cendant Corp.	13,400	231,150
Convergys Corp.†	870	13,790
Eastman Kodak Co.	21,560	504,504
Fluor Corp.	920	71,079
Ingersoll-Rand Co., Inc., Class A	3,530	142,506

Interpublic Group Cos., Inc.†	2,940	28,371
Monsanto Co.	1,800	139,554
Monster Worldwide, Inc.†	810	33,064
Pall Corp.	14,760	396,454
R.R. Donnelley & Sons Co.	2,320	79,367
Robert Half International, Inc.	860	32,585
Waste Management, Inc.	19,630	595,770
Xerox Corp.†	10,250	150,163

Electrical Equipment — 0.4%
American Power Conversion Corp.	920	20,240
Eaton Corp.	5,480	367,653
Emerson Electric Co.	4,380	327,186
Johnson Controls, Inc.	2,060	150,195

Machinery — 2.6%
Caterpillar, Inc.	48,660	2,811,088
Deere & Co.	13,770	937,875
Dover Corp.	2,170	87,863
Illinois Tool Works, Inc.	1,140	100,309
Parker-Hannifin Corp.	1,280	84,429
Precision Castparts Corp.	16,400	849,684
Snap-On, Inc.	620	23,287
Stanley Works	780	37,471

Multi-Industry — 3.6%
3M Co.	3,240	251,100
American Standard Cos., Inc.	810	32,360
General Electric Co.	129,250	4,530,212
Honeywell International, Inc.	32,590	1,213,978
Tyco International, Ltd.	29,990	865,511

Transportation — 1.7%
Burlington Northern Santa Fe Corp.	3,980	281,863
CSX Corp.	12,620	640,717
FedEx Corp.	1,740	179,899
Norfolk Southern Corp.	13,930	624,482
Ryder System, Inc.	690	28,304
Union Pacific Corp.	14,920	1,201,209
United Parcel Service, Inc., Class B	4,120	309,618
		23,874,779

INFORMATION & ENTERTAINMENT — 7.0%

Broadcasting & Media — 4.6%
Cablevision Systems Corp., Class A†	6,600	154,902
Comcast Corp., Class A†	84,342	2,189,518
Dow Jones & Co., Inc.	14,300	507,507
E.W. Scripps Co., Class A	390	18,728
Gannett Co., Inc.	7,680	465,178
McGraw-Hill Cos., Inc.	1,690	87,255
Meredith Corp.	210	10,991
New York Times Co., Class A	27,190	719,175
News Corp., Class A	25,970	403,833
Time Warner, Inc.	125,390	2,186,802
Tribune Co.	24,100	729,266
Viacom, Inc., Class B	43,090	1,404,734

Entertainment Products — 1.1%
Hasbro, Inc.	1,910	38,544
Knight-Ridder, Inc.	6,960	440,568
Mattel, Inc.	36,810	582,334
Walt Disney Co.	42,530	1,019,444

Leisure & Tourism — 1.3%
Brunswick Corp.	1,030	41,880

Carnival Corp.(2)	1,760	94,107
Harrah’s Entertainment, Inc.	690	49,190
Hilton Hotels Corp.	1,860	44,845
Marriott International, Inc., Class A	950	63,622
McDonald’s Corp.	35,910	1,210,885
Sabre Holdings Corp., Class A	1,410	33,995
Southwest Airlines Co.	67,670	1,111,818
		13,609,121

INFORMATION TECHNOLOGY — 10.0%

Communication Equipment — 0.2%
QUALCOMM, Inc.	7,190	309,745
Symbol Technologies, Inc.	2,672	34,255

Computer Services — 0.2%
Computer Associates International, Inc.	3,130	88,235
Computer Sciences Corp.†	1,970	99,761
Electronic Data Systems Corp.	5,560	133,662
Sun Microsystems, Inc.†	36,440	152,684
Unisys Corp.†	3,640	21,221

Computer Software — 0.5%
BMC Software, Inc.†	1,460	29,915
Compuware Corp.†	2,680	24,040
Microsoft Corp.	32,900	860,335
Novell, Inc.†	4,070	35,938
Parametric Technology Corp.†	1,920	11,712
Siebel Systems, Inc.	2,600	27,508

Computers & Business Equipment — 1.8%
Apple Computer, Inc.†	4,310	309,846
EMC Corp.†	13,780	187,684
Gateway, Inc.†	2,830	7,103
Hewlett-Packard Co.	50,537	1,446,874
International Business Machines Corp.	10,400	854,880
NCR Corp.†	1,240	42,086
Pitney Bowes, Inc.	4,380	185,055
Sony Corp. Sponsored ADR	11,000	448,800

Electronics — 2.1%
Advanced Micro Devices, Inc.†	4,310	131,886
Agilent Technologies, Inc.†	2,850	94,876
Altera Corp.†	1,480	27,424
Analog Devices, Inc.	13,210	473,843
Applied Materials, Inc.	48,200	864,708
Applied Micro Circuits Corp.†	3,190	8,198
Freescale Semiconductor, Inc., Class B†	2,580	64,939
Intel Corp.	46,890	1,170,374
KLA-Tencor Corp.	950	46,863
LSI Logic Corp.†	2,810	22,480
Micron Technology, Inc.†	6,590	87,713
Molex, Inc.	920	23,874
National Semiconductor Corp.	2,010	52,220
Novellus Systems, Inc.†	830	20,020
PerkinElmer, Inc.	1,400	32,984
PMC-Sierra, Inc.†	1,160	8,944
Sanmina-SCI Corp.†	5,610	23,899
Solectron Corp.†	9,750	35,685
Tektronix, Inc.	570	16,080
Teradyne, Inc.†	2,100	30,597
Texas Instruments, Inc.	21,230	680,846
Thermo Electron Corp.†	1,110	33,444
Xilinx, Inc.	1,680	42,353

Telecommunications — 5.2%
ADC Telecommunications, Inc.†	787	17,581
ALLTEL Corp.	12,680	800,108
Andrew Corp.†	1,740	18,670
Avaya, Inc.†	4,470	47,695
BellSouth Corp.	51,520	1,396,192
CenturyTel, Inc.	1,400	46,424
CIENA Corp.†	4,260	12,652
Cisco Systems, Inc.†	25,200	431,424
Citizens Communications Co.	3,570	43,661
Comverse Technology, Inc.†	1,210	32,174
Corning, Inc.†	9,920	195,027
EchoStar Communications Corp., Class A	8,400	228,228
JDS Uniphase Corp.†	11,280	26,621
Lucent Technologies, Inc.†	71,410	189,951
McLeod USA, Inc.†*(4)(5)(6)	35,600	0
Motorola, Inc.	60,940	1,376,635
Nokia Oyj Sponsored ADR	25,200	461,160
Qwest Communications International, Inc.†	120,580	681,277
Scientific-Atlanta, Inc.	680	29,288
Sprint Corp.	95,832	2,238,635
Tellabs, Inc.†	4,780	52,102
TELUS Corp. (New York)	4,200	169,092
TELUS Corp. (Toronto)	2,300	94,695
Verizon Communications, Inc.	47,752	1,438,290
		19,333,171

MATERIALS — 6.6%

Chemicals — 3.2%
Air Products & Chemicals, Inc.	2,370	140,280
Ashland, Inc.	770	44,583
Chemtura Corp.	10,439	132,575
Dow Chemical Co.	32,100	1,406,622
du Pont (E.I.) de Nemours & Co.	48,810	2,074,425
Eastman Chemical Co.	870	44,883
Engelhard Corp.	1,290	38,894
Hercules, Inc.†	14,310	161,703
Huntsman Corp.†	17,100	294,462
International Flavors & Fragrances, Inc.	14,320	479,720
PPG Industries, Inc.	1,790	103,641
Praxair, Inc.	1,590	84,207
Rohm & Haas Co.	1,540	74,567
Royal Dutch Shell PLC, Class A	15,500	953,095

Forest Products — 1.0%
Bemis Co.	1,130	31,493
International Paper Co.	37,918	1,274,424
Louisiana-Pacific Corp.	1,130	31,041
MeadWestvaco Corp.	12,240	343,087
Pactiv Corp.†	690	15,180
Plum Creek Timber Co., Inc.	1,180	42,539
Temple-Inland, Inc.	1,200	53,820
Weyerhaeuser Co.	2,600	172,484

Metals & Minerals — 2.4%
Alcoa, Inc.	63,790	1,886,270
Allegheny Technologies, Inc.	640	23,091
Cameco Corp.	17,900	1,134,681
Cooper Industries, Ltd., Class A	8,080	589,840
Freeport-McMoRan Copper & Gold, Inc., Class B	980	52,724
Inco, Ltd.	3,000	130,710
Newmont Mining Corp.	1,580	84,372
Nucor Corp.	1,660	110,755
Phelps Dodge Corp.	1,080	155,380
United States Steel Corp.	1,210	58,165
Vulcan Materials Co.	6,240	422,760

Plastic — 0.0%
Sealed Air Corp.†	870	48,868
		12,695,341

REAL ESTATE — 0.8%

Real Estate Investment Trusts — 0.8%
Apartment Investment & Management Co., Class A	1,030	39,006
Archstone-Smith Trust	2,270	95,090
Equity Office Properties Trust	4,340	131,632
Equity Residential	3,080	120,490
Host Marriott Corp.	32,100	608,295
ProLogis	1,640	76,621
Public Storage, Inc.	510	34,537
Simon Property Group, Inc.	5,300	406,139
Vornado Realty Trust	610	50,917
		1,562,727

UTILITIES — 7.1%

Electric Utilities — 5.2%
AES Corp.†	3,480	55,088
Allegheny Energy, Inc.†	1,730	54,754
Ameren Corp.	2,190	112,216
American Electric Power Co., Inc.	4,200	155,778
Centerpoint Energy, Inc.	3,320	42,662
Cinergy Corp.	2,130	90,440
CMS Energy Corp.†	2,350	34,099
Consolidated Edison, Inc.	15,320	709,776
Constellation Energy Group, Inc.	7,600	437,760
Dominion Resources, Inc.	17,450	1,347,140
DTE Energy Co.	1,900	82,061
Duke Energy Corp.	32,650	896,242
Edison International	1,800	78,498
Entergy Corp.	6,120	420,138
Exelon Corp.	19,850	1,054,829
FirstEnergy Corp.	11,220	549,668
FPL Group, Inc.	17,310	719,404
NiSource, Inc.	32,020	667,937
PG&E Corp.	3,660	135,859
Pinnacle West Capital Corp.	3,360	138,936
PPL Corp.	24,350	715,890
Progress Energy, Inc.	13,690	601,265
Public Service Enterprise Group, Inc.	2,670	173,470
TXU Corp.	13,650	685,093

Gas & Pipeline Utilities — 0.2%
Dynegy, Inc., Class A†	3,220	15,585
El Paso Corp.	7,030	85,485
KeySpan Corp.	1,870	66,740
Kinder Morgan, Inc.	680	62,526
Nicor, Inc.	480	18,869
Peoples Energy Corp.	410	14,379
Williams Cos., Inc.	6,110	141,568

Telephone — 1.7%
AT&T, Inc.	138,350	3,388,192
		13,752,347

TOTAL COMMON STOCK (cost $168,751,952)		185,081,908

Bonds & Notes — 0.1%

INFORMATION TECHNOLOGY — 0.1%

Telecommunications — 0.1%
Lucent Technologies, Inc. 8.00% (Convertible) 8.00% due 08/01/31 (cost $112,792)		142,000	144,130

Exchange Traded Funds — 1.3%

FINANCE — 1.3%

Financial Services — 1.3%
iShares S&P 500/Barra Growth Value Index Fund (cost $2,605,384)		40,100	2,608,505

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $171,470,128)			187,834,543

Short-Term Investment Securities — 1.6%

REGISTERED INVESTMENT COMPANY — 1.5%
T. Rowe Price Reserve Investment Fund 4.03% due 01/03/06		2,879,411	2,879,411

U.S. GOVERNMENT AGENCIES — 0.1%
Federal Home Loan Bank Disc. Notes 3.30% due 01/03/06		200,000	200,000

U.S. GOVERNMENT OBLIGATIONS — 0.0%
United States Treasury Bills 3.90% due 03/16/06(1)		45,000	44,648

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $3,124,014)			3,124,059

Repurchase Agreements — 1.1%

Agreement with State Street Bank & Trust Co., bearing interest at 2.65% dated 12/30/05, to be repurchased 01/03/06 in the amount of $276,081 and collateralized by $285,000 of United States Treasury Notes, bearing interest at 4.00%, due 06/15/09 and having an approximate value of $282,353		276,000	276,000
UBS Securities, LLC Joint Repurchase Agreement Account (3)		1,725,000	1,725,000

TOTAL REPURCHASE AGREEMENTS (cost $2,001,000)			2,001,000

TOTAL INVESTMENTS — (cost $176,595,142)@	100.0%		192,959,602
Other assets less liabilities—	0.0		40,533

NET ASSETS—	100.0%		$193,000,135

#                      Security represents an investment in an affiliated company; see note 3

†                       Non-income producing security

*                      Securities exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At December 31, 2005, the aggregate value of these securities was $0 representing 0.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

@                 See Note 4 for cost of investments on a tax basis.

(1)               The security or a portion thereof represents collateral for open futures contracts.

(2)               Consists of more than one class of securities traded together as a unit.

(3)               See Note 2 for details of Joint Repurchase Agreement

(4)               Illiquid security

(5)               Fair value security; See Note 1

(6)               Company has filed for Chapter 11 bankruptcy protection.

ADR — American Depository Receipt

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of December 31, 2005	Unrealized Appreciation (Depreciation)
3 Long	S&P Barra Value Index	March 2006	$492,773	$487,800	$(4,973)

See Notes to Portfolio of Investments

SEASONS SERIES TRUST
MID CAP GROWTH PORTFOLIO

Investment Portfolio — December 31, 2005
(unaudited)

Common Stock — 96.1%	Shares/ Principal Amount	Value (Note 1)

CONSUMER DISCRETIONARY — 11.3%

Apparel & Textiles — 1.1%
Cintas Corp.	7,990	$329,028
Coach, Inc.†	28,285	943,022
Columbia Sportswear Co.†	71	3,389
Foot Locker, Inc.	1,757	41,448
Polo Ralph Lauren Corp.	310	17,403
Quiksilver, Inc.†	2,504	34,655
Reebok International, Ltd.	276	16,072
Timberland Co., Class A†	1,129	36,749

Automotive — 1.7%
Advanced Auto Parts, Inc.†	28,123	1,222,226
Autoliv, Inc.	315	14,307
AutoZone, Inc.†	1,223	112,210
BorgWarner, Inc.	375	22,736
Carmax, Inc.†	2,263	62,640
Cummins, Inc.	565	50,697
Goodyear Tire & Rubber Co.†	1,642	28,538
Harley-Davidson, Inc.	3,700	190,513
Navistar International Corp.†	1,347	38,551
O’Reilly Automotive, Inc.†	9,763	312,514
PACCAR, Inc.	3,285	227,421
Polaris Industries, Inc.	937	47,037

Housing & Household Durables — 1.1%
Beazer Homes USA, Inc.	396	28,845
Black & Decker Corp.	966	84,003
Centex Corp.	2,549	182,228
D.R. Horton, Inc.	4,283	153,032
Hovnanian Enterprises, Inc., Class A†	721	35,791
KB HOME	2,656	192,985
Leggett & Platt, Inc.	1,141	26,197
Lennar Corp., Class A	3,673	224,127
MDC Holdings, Inc.	432	26,775
Mohawk Industries, Inc.†	264	22,963
NVR, Inc.†	118	82,836
Pulte Homes, Inc.	1,800	70,848
Ryland Group, Inc.	816	58,858
Sherwin-Williams Co.	2,515	114,231
Standard Pacific Corp.	178	6,550
Toll Brothers, Inc.†	4,117	142,613
Winnebago Industries, Inc.	3,000	99,840

Retail — 7.4%
Abercrombie & Fitch Co., Class A	13,571	884,558
American Eagle Outfitters, Inc.	2,591	59,541
AnnTaylor Stores Corp.†	762	26,304
Avery Dennison Corp.	3,136	173,327
Avon Products, Inc.	4,500	128,475
Barnes & Noble, Inc.	283	12,076
Bebe Stores, Inc.	391	5,486
Bed Bath & Beyond, Inc.†	12,485	451,333
CDW Corp.	4,266	245,594
Chico’s FAS, Inc.†	3,904	171,503
Circuit City Stores, Inc.	1,726	38,990
Claire’s Stores, Inc.	1,804	52,713
Dick’s Sporting Goods, Inc.†	763	25,362
Dollar General Corp.	19,056	363,398

Dollar Tree Stores, Inc.†	1,608	38,495
Family Dollar Stores, Inc.	9,178	227,523
Fortune Brands, Inc.	3,153	245,997
Fred’s, Inc.	2,900	47,183
GameStop Corp., Class A	25,700	817,774
Geox SpA†	55,486	610,587
HNI Corp.	3,387	186,048
J.C. Penney Co., Inc.	1,527	84,901
Kohl’s Corp.†	14,200	690,120
Limited Brands	7,499	167,603
Men’s Wearhouse, Inc.†	3,279	96,534
Michaels Stores, Inc.	6,458	228,419
MSC Industrial Direct Co., Inc., Class A	995	40,019
NetFlix, Inc.†	23,100	625,086
Nordstrom, Inc.	4,768	178,323
Petsmart, Inc.	9,951	255,343
RadioShack Corp.	2,942	61,870
Rent-A-Center, Inc.†	1,006	18,973
Ross Stores, Inc.	37,929	1,096,148
Saks, Inc.†	372	6,272
Staples, Inc.	26,650	605,221
Tiffany & Co.	7,066	270,557
TJX Cos., Inc.	22,638	525,881
Urban Outfitters, Inc.†	2,330	58,972
W.W. Grainger, Inc.	297	21,117
Williams-Sonoma, Inc.†	6,603	284,919
		15,432,423

CONSUMER STAPLES — 1.1%

Food, Beverage & Tobacco — 0.8%
Aqua America, Inc.	294	8,026
Brown-Forman Corp., Class B	1,115	77,292
Campbell Soup Co.	2,548	75,854
Constellation Brands, Inc., Class A†	1,067	27,987
H.J. Heinz Co.	4,065	137,072
Hershey Foods Corp.	2,600	143,650
McCormick & Co., Inc.	5,485	169,596
Pepsi Bottling Group, Inc.	760	21,744
Tootsie Roll Industries, Inc.	3,125	90,406
UST, Inc.	1,914	78,149
Whole Foods Market, Inc.	2,838	219,633
Wm. Wrigley Jr. Co.	700	46,543

Household & Personal Products — 0.3%
Alberto-Culver Co., Class B	469	21,457
Church & Dwight, Inc.	1,393	46,011
Estee Lauder Cos., Inc., Class A	2,951	98,799
Jarden Corp.†	6,000	180,900
Newell Rubbermaid, Inc.	1,093	25,992
Scotts Miracle-Gro Co., Class A	146	6,605
Spectrum Brands, Inc.†	540	10,967
Tempur-Pedic International, Inc.†	900	10,350
		1,497,033

EDUCATION — 0.6%

Education — 0.6%
Apollo Group, Inc., Class A†	2,320	140,267
Career Education Corp.†	4,455	150,223
Education Management Corp.†	6,118	205,014
ITT Educational Services, Inc.†	3,107	183,655
Laureate Education, Inc.†	983	51,617
Universal Technical Institute, Inc.†	2,900	89,726
		820,502

ENERGY — 6.3%

Energy Services — 2.7%
Baker Hughes, Inc.	3,800	230,964
Bill Barrett Corp.†	6,600	254,826
BJ Services Co.	18,227	668,384
CONSOL Energy, Inc.	1,393	90,796
Cooper Cameron Corp.†	10,734	444,388
Dresser-Rand Group, Inc.	487	11,776
Noble Energy, Inc.	484	19,505
Patterson-UTI Energy, Inc.	3,674	121,058
Pride International, Inc.†	1,861	57,226
Rowan Cos., Inc.	1,402	49,967
Smith International, Inc.	14,604	541,954
Southwestern Energy Co.†	3,614	129,887
Sunoco, Inc.	2,344	183,723
Suntech Power Holdings Co., Ltd. ADR	11,200	305,200
Tesoro Corp.	846	52,071
Tidewater, Inc.	479	21,296
Unit Corp.†	957	52,664
Weatherford International, Ltd.†	10,200	369,240
Western Gas Resources, Inc.	1,154	54,342

Energy Sources — 3.6%
Cabot Oil & Gas Corp.	5,800	261,580
Chesapeake Energy Corp.	2,824	89,606
Denbury Resources, Inc.†	2,467	56,198
Diamond Offshore Drilling, Inc.	9,264	644,404
ENSCO International, Inc.	2,350	104,223
EOG Resources, Inc.	5,191	380,864
FMC Technologies, Inc.†	1,495	64,165
Grant Prideco, Inc.†	11,097	489,600
Helmerich & Payne, Inc.	742	45,937
Massey Energy Co.	1,648	62,410
Murphy Oil Corp.	10,474	565,491
National-Oilwell Varco, Inc.†	2,171	136,122
Newfield Exploration Co.†	1,998	100,040
Peabody Energy Corp.	2,839	233,990
PetroHawk Energy Corp.†	35,700	471,954
Pioneer Natural Resources Co.	158	8,101
Plains Exploration & Production Co.†	1,673	66,468
Quicksilver Resources, Inc.†	1,238	52,008
Range Resources Corp.	12,727	335,229
XTO Energy, Inc.	15,564	683,882
		8,511,539

FINANCE — 7.7%

Banks — 1.8%
Bank of Hawaii Corp.	132	6,803
Boston Private Financial Holdings, Inc.	1,800	54,756
City National Corp.	1,000	72,440
Commerce Bancorp, Inc.	3,322	114,310
Cullen/Frost Bankers, Inc.	82	4,402
East-West Bancorp, Inc.	3,906	142,530
Hudson City Bancorp, Inc.	12,937	156,797
Investors Financial Services Corp.	7,063	260,130
North Fork Bancorp., Inc.	2,700	73,872
Northern Trust Corp.	9,095	471,303
Peoples Bank	1,316	40,875
State Street Corp.	6,400	354,816
SVB Financial Group†	2,300	107,732
Synovus Financial Corp.	18,141	489,988
TCF Financial Corp.	2,130	57,808
UCBH Holdings, Inc.	4,400	78,672

Financial Services — 4.7%
Affiliated Managers Group, Inc.†	737	59,144
AmeriCredit Corp.†	1,238	31,730
Ameritrade Holding Corp.†	55,914	1,341,936
BlackRock, Inc., Class A	3,127	339,217
CapitalSource, Inc.†	1,187	26,589
Charles Schwab Corp.	15,800	231,786
Chicago Merchantile Exchange Holdings, Inc.	743	273,045
Dun & Bradstreet Corp.†	3,775	252,774
E*TRADE Financial Corp.†	11,100	231,546
Eaton Vance Corp.	11,834	323,778
Equifax, Inc.	5,486	208,578
Federated Investors, Inc., Class B	4,598	170,310
First Horizon National Corp.	1,600	61,504
First Marblehead Corp.	573	18,829
H&R Block, Inc.	8,968	220,165
IndyMac Bancorp, Inc.	705	27,509
Interactive Data Corp.†	359	8,153
Janus Capital Group, Inc.	3,500	65,205
Lazard, Ltd.	5,500	175,450
Legg Mason, Inc.	4,573	547,342
Mellon Financial Corp.	6,057	207,452
MoneyGram International, Inc.	11,600	302,528
Moody’s Corp.	11,465	704,180
Nelnet, Inc., Class A†	403	16,394
Nuveen Investments, Inc., Class A	5,853	249,455
Student Loan Corp.	83	17,366
T. Rowe Price Group, Inc.	2,818	202,981
Westcorp	220	14,654

Insurance — 1.2%
Ambac Financial Group, Inc.	2,013	155,122
Arch Capital Group, Ltd.†	2,200	120,450
Arthur J. Gallagher & Co.	4,294	132,599
Axis Capital Holdings, Ltd.	3,200	100,096
Brown & Brown, Inc.	5,191	158,533
Erie Indemnity Co., Class A	175	9,310
HCC Insurance Holdings, Inc.	1,163	34,518
Markel Corp.†	393	124,600
Marsh & McLennan Cos., Inc.	3,200	101,632
MBIA, Inc.	1,771	106,543
Philadelphia Consolidated Holding Co.†	307	29,684
RenaissanceRe Holdings, Ltd.	1,300	57,343
Transatlantic Holdings, Inc.#	38	2,553
Unitrin, Inc.	517	23,291
W.R. Berkley Corp.	461	21,953
White Mountains Insurance Group, Ltd.	700	390,985
Willis Group Holdings, Ltd.	2,700	99,738
		10,485,784

HEALTHCARE — 16.7%

Drugs — 6.1%
Abgenix, Inc.†	35,100	755,001
Allergan, Inc.	4,533	489,383
American Pharmaceutical Partners, Inc.†	443	17,184
Amylin Pharmaceuticals, Inc.†	23,100	922,152
Auxilium Pharmaceuticals, Inc.†	27,000	150,120
Barr Pharmaceuticals, Inc.†	2,241	139,592
Cephalon, Inc.†	8,964	580,329
Chiron Corp.†	2,219	98,657
Endo Pharmaceuticals Holdings, Inc.†	1,088	32,923
Forest Laboratories, Inc.†	7,631	310,429
Genzyme Corp.†	8,300	587,474
Hospira, Inc.†	1,655	70,801

ImClone Systems, Inc.†	1,531	52,421
Integra LifeSciences Holdings Corp.†	1,400	49,644
Invitrogen Corp.†	2,125	141,610
IVAX Corp.†	4,372	136,975
Kos Pharmaceuticals, Inc.†	332	17,174
Martek Biosciences Corp.†	2,200	54,142
Millennium Pharmaceuticals, Inc.†	11,576	112,287
Mylan Laboratories, Inc.	1,337	26,687
Neurocrine Biosciences, Inc.†	1,800	112,914
Omnicare, Inc.	2,403	137,500
OSI Pharmaceuticals, Inc.†	3,978	111,543
Pharmaceutical Product Development, Inc.†	20,742	1,284,967
Protein Design Labs, Inc.†	6,067	172,424
Sepracor, Inc.†	7,272	375,235
Shionogi & Co., Ltd.	51,000	718,285
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	12,000	516,120
Vertex Pharmaceuticals, Inc.†	5,258	145,489

Health Services — 4.9%
AMERIGROUP Corp.†	1,093	21,270
Cerner Corp.†	646	58,728
Charles River Laboratories International, Inc.†	2,912	123,381
Community Health Systems, Inc.†	1,585	60,769
Covance, Inc.†	23,457	1,138,837
Coventry Health Care, Inc.†	9,343	532,177
Dade Behring Holdings, Inc.	1,948	79,654
Emdeon Corp.	5,968	50,489
Express Scripts, Inc.†	5,598	469,112
Health Management Associates, Inc., Class A	7,500	164,700
Health Net, Inc.†	12,146	626,126
Henry Schein, Inc.†	5,405	235,874
Humana, Inc.†	7,540	409,648
IMS Health, Inc.	4,908	122,307
Intuitive Surgical, Inc.†	2,100	246,267
Laboratory Corp. of America Holdings†	6,617	356,326
LifePoint Hospitals, Inc.†	1,221	45,788
Lincare Holdings, Inc.†	5,709	239,264
Manor Care, Inc.	3,917	155,779
Medco Health Solutions, Inc.†	4,100	228,780
Patterson Cos., Inc.†	5,979	199,699
Qiagen NV†	8,900	104,575
Quest Diagnostics, Inc.	9,031	464,916
Renal Care Group, Inc.†	1,465	69,309
Sierra Health Services, Inc.†	452	36,142
Tenet Healthcare Corp.†	1,522	11,659
Triad Hospitals, Inc.†	684	26,833
UnitedHealth Group, Inc.	1,233	76,625
Universal Health Services, Inc., Class B	684	31,970
Valeant Pharmaceuticals International	2,062	37,281
VCA Antech, Inc.†	1,813	51,127
Weight Watchers International, Inc.†	824	40,730
Wellpoint, Inc.†	1,663	132,707

Medical Products — 5.7%
Advanced Medical Optics, Inc.†	1,411	58,980
Affymetrix, Inc.†	1,436	68,569
American Medical Systems Holdings, Inc.†	7,300	130,159
ArthroCare Corp.†	1,900	80,066
AtheroGenics, Inc.†	3,900	78,039
Bausch & Lomb, Inc.	3,538	240,230
Beckman Coulter, Inc.	1,333	75,848
Becton Dickinson & Co.	2,800	168,224
Biogen Idec, Inc.†	3,373	152,898
Biomet, Inc.	10,965	400,990
C.R. Bard, Inc.	6,277	413,780
Celgene Corp.†	7,020	454,896

Cooper Cos., Inc.	2,378	121,991
Cytyc Corp.†	2,454	69,276
DaVita, Inc.†	5,967	302,169
Decode Genetics, Inc.†	7,500	61,950
DENTSPLY International, Inc.	3,345	179,593
Edwards Lifesciences Corp.†	3,700	153,957
Gen-Probe, Inc.†	3,198	156,030
Hillenbrand Industries, Inc.	415	20,505
Hologic, Inc.†	30,200	1,145,184
Human Genome Sciences, Inc.†	36,000	308,160
IDEXX Laboratories, Inc.†	715	51,466
INAMED Corp.†	1,981	173,694
Kinetic Concepts, Inc.†	1,068	42,464
Kyphon, Inc.†	16,900	690,027
McKesson Corp.	2,572	132,690
MedImmune, Inc.†	11,576	405,392
Nektar Therapeutics†	4,900	80,654
ResMed, Inc.†	5,117	196,032
Respironics, Inc.†	5,552	205,813
Smith & Nephew PLC Sponsored ADR	2,000	92,700
St. Jude Medical, Inc.†	2,200	110,440
Sybron Dental Specialties, Inc.†	2,500	99,525
Techne Corp.†	2,743	154,019
Varian Medical Systems, Inc.†	7,064	355,602
Zimmer Holdings, Inc.†	1,000	67,440
		22,667,763

INDUSTRIAL & COMMERCIAL — 8.7%

Aerospace & Military Technology — 1.2%
Alliant Techsystems, Inc.†	569	43,341
Empresa Brasileira de Aeronautica SA ADR	6,200	242,420
Goodrich Corp.	2,617	107,559
Rockwell Automation, Inc.	3,988	235,930
Rockwell Collins, Inc.	19,275	895,709
Textron, Inc.	595	45,803

Business Services — 3.5%
Acco Brands Corp.†	887	21,731
Alliance Data Systems Corp.†	1,804	64,222
Allied Waste Industries, Inc.†	1,371	11,983
ARAMARK Corp., Class B	3,936	109,342
Brink’s Co.	892	42,736
Cogent, Inc.†	7,000	158,760
Copart, Inc.†	1,440	33,206
Corporate Executive Board Co.	2,690	241,293
DeVry, Inc.†	3,000	60,000
Dex Media, Inc.	3,288	89,072
Donaldson Co., Inc.	1,631	51,866
Fastenal Co.	2,708	106,127
Fluor Corp.	1,871	144,553
Getty Images, Inc.†	4,860	433,852
Harsco Corp.	803	54,211
Harte-Hanks, Inc.	4,576	120,761
Hewitt Associates, Inc., Class A†	498	13,949
Interpublic Group Cos., Inc.†	8,062	77,798
Iron Mountain, Inc.†	7,803	329,443
Jacobs Engineering Group, Inc.†	1,001	67,938
Manpower, Inc.	3,046	141,639
Monsanto Co.	3,000	232,590
Monster Worldwide, Inc.†	10,449	426,528
Pall Corp.	2,930	78,700
Paychex, Inc.	15,257	581,597
R.H. Donnelley Corp.†	575	35,431
Robert Half International, Inc.	9,917	375,755
SCP Pool Corp.	1,164	43,324
Stericycle, Inc.†	10,756	633,313

Electrical Equipment — 0.7%
American Power Conversion Corp.	3,647	80,234
Ametek, Inc.	6,113	260,047
Eaton Corp.	923	61,924
Hubbell, Inc., Class B	82	3,700
Jabil Circuit, Inc.†	9,842	365,040
Johnson Controls, Inc.	799	58,255
Roper Industries, Inc.	4,396	173,686

Machinery — 1.3%
Dover Corp.	2,956	119,688
Graco, Inc.	1,506	54,939
IDEX Corp.	2,568	105,570
Joy Global, Inc.	2,625	105,000
Mettler-Toledo International, Inc.†	705	38,916
Parker-Hannifin Corp.	1,122	74,007
Pentair, Inc.	1,852	63,931
Precision Castparts Corp.	4,554	235,943
Stanley Works	1,188	57,072
Techtronic Industries Co., Ltd.	283,500	674,595
Toro Co.	963	42,151
Zebra Technologies Corp., Class A†	4,375	187,469

Multi-Industry — 0.4%
American Standard Cos., Inc.	4,055	161,997
Danaher Corp.	1,600	89,248
ITT Industries, Inc.	2,435	250,367

Transportation — 1.6%
C. H. Robinson Worldwide, Inc.	28,111	1,040,950
CNF, Inc.	1,136	63,491
Expeditors International of Washington, Inc.	6,212	419,372
J.B. Hunt Transport Services, Inc.	2,574	58,275
Landstar System, Inc.	5,203	217,173
Norfolk Southern Corp.	1,300	58,279
Oshkosh Truck Corp., Class B	1,577	70,319
Ryder System, Inc.	492	20,182
Swift Transportation Co., Inc.†	453	9,196
UTI Worldwide, Inc.	2,400	222,816
		11,796,314

INFORMATION & ENTERTAINMENT — 12.1%

Broadcasting & Media — 3.0%
Cablevision Systems Corp., Class A†	4,331	101,649
Canadian Satellite Radio Holdings	32,000	404,938
Canadian Satellite Radio Holdings	2,700	34,166
Citadel Broadcasting Corp.†	3,900	52,416
CKX, Inc.†	459	5,967
Clear Channel Outdoor Holdings, Inc., Class A	7,700	154,385
Cox Radio, Inc., Class A†	4,900	68,992
Cumulus Media, Inc., Class A†	3,600	44,676
Dow Jones & Co., Inc.	1,128	40,033
E.W. Scripps Co., Class A	3,874	186,029
Entercom Communications Corp.†	2,300	68,241
John Wiley & Sons, Inc., Class A	1,000	39,040
Lamar Advertising Co., Class A†	7,317	337,606
Liberty Global, Inc., Class A†	4,352	97,920
McGraw-Hill Cos., Inc.	2,600	134,238
Meredith Corp.	2,948	154,298
New York Times Co., Class A	2,200	58,190
Omnicom Group, Inc.	3,500	297,955
Radio One, Inc., Class D†	5,900	61,065
Regent Communications, Inc.†	8,900	41,296

Salem Communications Corp., Class A†	5,400	94,446
Sirius Satellite Radio, Inc.†	28,731	192,498
Spanish Broadcasting System, Inc., Class A†	8,600	43,946
Univision Communications, Inc., Class A†	7,948	233,592
Washington Post Co., Class B	205	156,825
Westwood One, Inc.	3,773	61,500
WPP Group Plc Sponsored ADR	3,501	189,054
XM Satellite Radio Holdings, Inc., Class A†	29,193	796,385

Entertainment Products — 1.5%
Dreamworks Animation SKG, Inc., Class A†	3,095	76,013
Harman International Industries, Inc.	3,660	358,131
International Game Technology	13,952	429,443
Las Vegas Sands Corp.†	28,114	1,109,660
Marvel Entertainment, Inc.	1,495	24,488
Mattel, Inc.	3,820	60,432

Leisure & Tourism — 7.6%
AMR Corp.†	3,896	86,608
Applebee’s International, Inc.	1,635	36,935
Boyd Gaming Corp.	8,838	421,219
Brinker International, Inc.†	1,909	73,802
Brunswick Corp.	3,074	124,989
California Pizza Kitchen, Inc.†	24,700	789,659
CBRL Group, Inc.	502	17,645
Cheesecake Factory, Inc.†	4,345	162,460
Choice Hotels International, Inc.	9,228	385,361
Darden Restaurants, Inc.	3,390	131,803
Fairmont Hotels Resorts, Inc.	8,200	347,762
GTECH Holdings Corp.	2,719	86,301
Harrah’s Entertainment, Inc.	11,368	810,425
Hilton Hotels Corp.	15,777	380,383
International Speedway Corp., Class A	81	3,880
JetBlue Airways Corp.†	58,501	899,745
Marriott International, Inc., Class A	4,400	294,668
MGM Mirage, Inc.†	2,618	96,002
Outback Steakhouse, Inc.	3,387	140,933
Panera Bread Co., Class A†	15,081	990,520
Penn National Gaming, Inc.†	1,489	49,063
Regal Entertainment Group, Class A	977	18,583
Royal Caribbean Cruises, Ltd.	26,600	1,198,596
Scientific Games Corp., Class A†	1,277	34,837
Shuffle Master, Inc.†	8,375	210,547
SkyWest, Inc.	6,100	163,846
Sonic Corp.†	1,343	39,619
Southwest Airlines Co.	19,026	312,597
Starwood Hotels & Resorts Worldwide, Inc.(3)	2,880	183,917
Station Casinos, Inc.	15,123	1,025,339
Texas Roadhouse, Inc., Class A†	16,200	251,910
Thor Industries, Inc.	3,300	132,231
Wendy’s International, Inc.	1,297	71,672
WMS Industries, Inc.†	2,800	70,252
Wynn Resorts, Ltd.†	4,641	254,559
		16,508,181

INFORMATION TECHNOLOGY — 28.1%

Communication Equipment — 0.8%
Marvell Technology Group, Ltd.†	4,300	241,187
Network Appliance, Inc.†	25,245	681,615
Symbol Technologies, Inc.	12,796	164,045

Computer Services — 4.2%
Affiliated Computer Services, Inc., Class A†	3,778	223,582
Autodesk, Inc.	16,848	723,622
BISYS Group, Inc.†	1,090	15,271

CACI International, Inc., Class A†	671	38,502
Ceridian Corp.†	1,562	38,816
Certegy, Inc.	4,302	174,489
CheckFree Corp.†	1,509	69,263
Cognizant Technology Solutions Corp., Class A†	23,970	1,206,889
Digital River, Inc.†	3,600	107,064
Digitas, Inc.†	42,300	529,596
DST Systems, Inc.†	3,470	207,888
Electronic Data Systems Corp.	2,606	62,648
FactSet Research Systems, Inc.	2,850	117,306
Fair Isaac Corp.	3,777	166,830
FileNET Corp.†	2,900	74,965
Global Payments, Inc.	4,636	216,084
LECG Corp.†	3,500	60,830
Navteq Corp.†	8,758	384,213
Reynolds & Reynolds Co., Class A	104	2,919
SRA International, Inc., Class A†	22,666	692,220
Sun Microsystems, Inc.†	43,589	182,638
Synopsys, Inc.†	4,213	84,513
VeriSign, Inc.†	14,349	314,530

Computer Software — 7.1%
Activision, Inc.†	12,905	177,315
Avid Technology, Inc.†	1,869	102,346
BMC Software, Inc.†	2,149	44,033
Check Point Software Technologies, Ltd.†	5,750	115,575
ChoicePoint, Inc.†	4,509	200,696
Citrix Systems, Inc.†	8,474	243,882
Cognos, Inc.†	14,600	506,766
Compuware Corp.†	3,809	34,167
CSR, PLC†	131,247	2,113,587
Electronic Arts, Inc.†	1,700	88,927
Fiserv, Inc.†	7,298	315,784
Hyperion Solutions Corp.†	4,339	155,423
Intuit, Inc.†	7,484	398,897
McAfee, Inc.†	9,827	266,607
Mercury Interactive Corp.†	4,484	124,610
National Instruments Corp.	4,847	155,346
Pixar†	12,676	668,279
Red Hat, Inc.†	43,442	1,183,360
Salesforce.com, Inc.†	21,217	680,005
SEI Investments Co.	3,495	129,315
Siebel Systems, Inc.	1,268	13,415
Take-Two Interactive Software, Inc.†	1,311	23,205
THQ, Inc.†	35,500	846,675
Total System Services, Inc.	777	15,377
Verifone Holdings, Inc.†	39,300	994,290

Computers & Business Equipment — 2.1%
Cadence Design Systems, Inc.†	7,223	122,213
Diebold, Inc.	1,419	53,922
Electronics for Imaging, Inc.†	18,600	494,946
Herman Miller, Inc.	1,547	43,610
Ingram Micro, Inc., Class A†	1,428	28,460
Jack Henry & Associates, Inc.	6,200	118,296
Lexmark International, Inc., Class A†	4,316	193,486
Logitech International SA†	24,507	1,151,636
Millipore Corp.†	3,376	222,951
NCR Corp.†	1,004	34,076
Pitney Bowes, Inc.	2,606	110,103
SanDisk Corp.†	2,980	187,204
Steelcase, Inc., Class A	619	9,799
Western Digital Corp.†	4,603	85,662

Electronics — 8.2%
Advanced Micro Devices, Inc.†	4,496	137,578

Agere Systems, Inc.†	3,979	51,329
Agilent Technologies, Inc.†	9,010	299,943
Altera Corp.†	27,764	514,467
Amphenol Corp., Class A	1,937	85,732
Analog Devices, Inc.	17,136	614,668
Avnet, Inc.†	927	22,192
AVX Corp.	240	3,475
Broadcom Corp., Class A†	21,657	1,021,128
Cree, Inc.†	1,670	42,151
Cymer, Inc.†	2,300	81,673
Dolby Laboratories, Inc., Class A†	5,078	86,580
Energizer Holdings, Inc.†	1,295	64,478
Fisher Scientific International, Inc.†	1,381	85,429
FLIR Systems, Inc.†	33,523	748,569
Freescale Semiconductor, Inc., Class B†	1,111	27,964
Gentex Corp.	7,189	140,185
II-VI, Inc.†	3,000	53,610
International Rectifier Corp.†	1,236	39,428
Intersil Corp., Class A	6,161	153,286
Itron, Inc.†	10,400	416,416
KLA-Tencor Corp.	6,073	299,581
L-3 Communications Holdings, Inc.	11,501	855,099
Lam Research Corp.†	5,405	192,850
Linear Technology Corp.	17,743	639,990
LSI Logic Corp.†	3,076	24,608
Maxim Integrated Products, Inc.	17,367	629,380
MEMC Electronic Materials, Inc.†	3,039	67,375
Microchip Technology, Inc.	17,472	561,725
Micron Technology, Inc.†	6,285	83,653
Molex, Inc.	1,566	40,638
National Semiconductor Corp.	23,474	609,855
Novellus Systems, Inc.†	1,369	33,020
NVIDIA Corp.†	3,684	134,687
PerkinElmer, Inc.	1,451	34,186
PortalPlayer, Inc.†	23,300	659,856
QLogic Corp.†	4,639	150,814
Sanmina-SCI Corp.†	5,710	24,325
Semtech Corp.†	3,700	67,562
Silicon Laboratories, Inc.†	4,800	175,968
Solectron Corp.†	9,331	34,151
Tech Data Corp.†	375	14,880
Tektronix, Inc.	452	12,751
Teradyne, Inc.†	2,995	43,637
Thermo Electron Corp.†	1,257	37,873
Thomas & Betts Corp.†	566	23,749
Trimble Navigation, Ltd.†	1,177	41,772
Vishay Intertechnology, Inc.†	1,024	14,090
Waters Corp.†	7,215	272,727
Xilinx, Inc.	24,363	614,191

Internet Content — 0.1%
Amazon.com, Inc.†	3,900	183,885

Internet Software — 2.5%
Akamai Technologies, Inc.†	2,930	58,395
BEA Systems, Inc.†	519	4,879
Equinix, Inc.†	18,300	745,908
F5 Networks, Inc.†	18,808	1,075,629
Internet Security Systems, Inc.†	3,900	81,705
Redback Networks, Inc.†	41,600	584,896
SINA Corp.†	2,100	50,736
Websense, Inc.†	12,600	827,064

Telecommunications — 3.1%
Alamosa Holdings, Inc.†	2,935	54,620
Amdocs, Ltd.†	23,700	651,750

American Tower Corp., Class A†	51,910	1,406,761
Andrew Corp.†	866	9,292
Avaya, Inc.†	7,278	77,656
Comverse Technology, Inc.†	3,859	102,611
Crown Castle International Corp.†	3,073	82,694
EchoStar Communications Corp., Class A	4,984	135,415
Harris Corp.	2,425	104,299
JDS Uniphase Corp.†	17,728	41,838
Juniper Networks, Inc.†	9,800	218,540
NeuStar, Inc., Class A†	2,900	88,421
Nextel Partners, Inc., Class A†	3,329	93,012
NII Holdings, Inc.†	9,189	401,376
Panamsat Holding Corp.	443	10,854
Rogers Communications, Inc., Class B	5,850	247,221
Scientific-Atlanta, Inc.	2,813	121,156
Telephone & Data Systems, Inc.	293	10,557
Ubiquitel, Inc.†	38,000	375,820
United States Cellular Corp.†	105	5,187
West Corp.†	457	19,263
		38,192,485

MATERIALS — 1.8%

Chemicals — 0.7%
Airgas, Inc.	76	2,500
Cabot Corp.	91	3,258
Chemtura Corp.	1,894	24,054
Ecolab, Inc.	7,674	278,336
Engelhard Corp.	2,200	66,330
International Flavors & Fragrances, Inc.	2,038	68,273
Nalco Holding Co.†	1,806	31,984
Praxair, Inc.	2,000	105,920
Rohm & Haas Co.	278	13,461
ServiceMaster Co.	3,953	47,238
Sigma-Aldrich Corp.	1,251	79,176
Symyx Technologies, Inc.†	2,100	57,309
Valspar Corp.	5,800	143,086

Forest Products — 0.0%
Delta & Pine Land Co.	1,800	41,418
Pactiv Corp.†	362	7,964

Metals & Minerals — 1.0%
Allegheny Technologies, Inc.	2,129	76,814
Arch Coal, Inc.	481	38,239
Ball Corp.	316	12,552
Carlisle Cos., Inc.	347	23,995
Crown Holdings, Inc.†	3,579	69,898
Florida Rock Industries, Inc.	1,034	50,728
Freeport-McMoRan Copper & Gold, Inc., Class B	3,899	209,766
Martin Marietta Materials, Inc.	7,546	578,929
Phelps Dodge Corp.	1,124	161,710
Southern Copper Corp.	559	37,442
Timken Co.	878	28,114
Vulcan Materials Co.	1,468	99,457

Plastic — 0.1%
Sealed Air Corp.†	1,825	102,510
		2,460,461

REAL ESTATE — 0.9%

Real Estate Companies — 0.2%
CB Richard Ellis Group, Inc., Class A†	1,101	64,794
Forest City Enterprises, Inc., Class A	1,451	55,036
Hanover Insurance Group, Inc.	78	3,258

New Century Financial Corp.	536	19,334
St. Joe Co.	1,645	110,577

Real Estate Investment Trusts — 0.7%
Centerpoint Properties Trust	99	4,898
Federal Realty Investment Trust	437	26,504
General Growth Properties, Inc.	1,937	91,020
Global Signal, Inc.	311	13,423
Host Marriott Corp.	28,300	536,285
KKR Financial Corp.	82	1,967
Macerich Co.	389	26,117
Mills Corp.	1,224	51,335
ProLogis	483	22,566
Public Storage, Inc.	1,406	95,214
SL Green Realty Corp.	75	5,729
Strategic Hotel Capital, Inc.	2,200	45,276
United Dominion Realty Trust, Inc.	1,295	30,355
Ventas, Inc.	2,272	72,749
		1,276,437

UTILITIES — 0.8%

Electric Utilities — 0.2%
AES Corp.†	14,162	224,184

Gas & Pipeline Utilities — 0.6%
Equitable Resources, Inc.	2,388	87,616
Kinder Morgan, Inc.	1,922	176,728
Questar Corp.	432	32,702
Williams Cos., Inc.	23,251	538,726
		1,059,956

TOTAL COMMON STOCK (cost $107,916,568)		130,708,878

Exchange Traded Funds — 1.9%

ENERGY — 0.7%

Energy Services — 0.7%
Oil Service HOLDRs Trust	7,200	928,080

FINANCE — 1.2%

Financial Services — 1.2%
iShares Russell Midcap Growth Index Fund	17,900	1,681,884

TOTAL EXCHANGE TRADED FUNDS (cost $2,460,254)		2,609,964

TOTAL INVESTMENT SECURITIES (cost $110,376,822)		133,318,842

Short-Term Investment Securities — 0.7%

REGISTERED INVESTMENT COMPANY — 0.3%
T. Rowe Price Reserve Investment Fund	464,026	464,026

U.S. GOVERNMENT AGENCIES — 0.4%
Federal Home Loan Bank Disc. Notes 3.30% due 01/03/06	500,000	499,908

U.S. GOVERNMENT OBLIGATIONS — 0.0%
United States Treasury Bills 3.90% due 03/16/06	50,000	49,609

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $1,013,534)		1,013,543

Repurchase Agreement — 1.6%

Agreement with State Street Bank & TrustCo., bearing interest at 2.65% dated 12/30/05, to be repurchased 01/03/06 in the amountof $367,108 and collateralized by $380,000 of United States Treasury Bonds,bearing interest at 4.00%, due 06/15/09 and having an approximate value of $376,470 (1)	367,000	367,000
UBS Securities, LLC Joint Repurchase Agreement Account (1) (2)	1,760,000	1,760,000

TOTAL REPURCHASE AGREEMENTS (cost $2,127,000)		2,127,000

TOTAL INVESTMENTS —
(cost $113,517,356)@	100.3%	136,459,385
Liabilities in excess of other assets—	(0.3)	(348,571)

NET ASSETS—	100.0%	$136,110,814

†	Non-income producing security
@	See Note 3 for cost of investments on a tax basis.
#	Security represents an investment in an affiliated company.
(1)	The security or a portion thereof represents collateral for open futures contracts.
(2)	See Note 2 for details of Joint Repurchase Agreement.
(3)	Consists of more than one class of securities traded together as a unit.
ADR –	American Depository Receipt

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of December 31, 2005	Unrealized Appreciation (Depreciation)
2 Long	S&P Midcap 400 Index	March 2006	$751,115	$743,200	$(7,915)

See Notes to Portfolio of Investments.

SEASONS SERIES TRUST

MID CAP VALUE PORTFOLIO

Investment Portfolio — December 31, 2005

(unaudited)

Common Stock — 96.6%	Shares/ Principal Amount	Value (Note 1)

CONSUMER DISCRETIONARY — 9.4%

Apparel & Textiles — 1.2%
Columbia Sportswear Co.†	352	$16,801
Foot Locker, Inc.	48,749	1,149,989
Jones Apparel Group, Inc.	3,630	111,513
Liz Claiborne, Inc.	3,290	117,848
Polo Ralph Lauren Corp.	1,262	70,849
Reebok International, Ltd.	1,090	63,471
Tommy Hilfiger Corp.†	38,000	617,120
V.F. Corp.	2,625	145,267

Automotive — 2.1%
Autoliv, Inc.	11,130	505,525
AutoNation, Inc.†	5,352	116,299
BorgWarner, Inc.	1,185	71,846
Cummins, Inc.	11,102	996,182
Dana Corp.	75,522	542,248
Genuine Parts Co.	34,150	1,499,868
Goodyear Tire & Rubber Co.†	2,402	41,747
Lear Corp.	2,019	57,461
PACCAR, Inc.	669	46,315
TRW Automotive Holdings Corp.†	1,293	34,071

Housing & Household Durables — 1.8%
Beazer Homes USA, Inc.	723	52,663
Black & Decker Corp.	1,081	94,004
Centex Corp.	1,794	128,253
D.R. Horton, Inc.	2,227	79,571
KB HOME	418	30,372
Leggett & Platt, Inc.	4,132	94,871
Lennar Corp., Class A	19,303	1,177,869
MDC Holdings, Inc.	364	22,561
Meritage Corp.†	678	42,660
Mohawk Industries, Inc.†	12,440	1,082,031
Pulte Homes, Inc.	6,458	254,187
Ryland Group, Inc.	294	21,206
Standard Pacific Corp.	1,782	65,577
Whirlpool Corp.	1,836	153,783

Retail — 4.3%
AnnTaylor Stores Corp.†	1,164	40,181
Avery Dennison Corp.	1,057	58,420
Barnes & Noble, Inc.	1,125	48,004
BJ’s Wholesale Club, Inc.†	2,079	61,455
Borders Group, Inc.	2,197	47,609
CDW Corp.	9,215	530,508
Circuit City Stores, Inc.	3,258	73,598
Claire’s Stores, Inc.	221	6,458
Dillard’s, Inc., Class A	2,026	50,285
Dollar Tree Stores, Inc.†	1,026	24,562
Family Dollar Stores, Inc.	1,169	28,980
Federated Department Stores, Inc.	30,265	2,007,478
J.C. Penney Co., Inc.	36,909	2,052,140
Office Depot, Inc.†	9,505	298,457
Officemax, Inc.	24,128	611,886
Rent-A-Center, Inc.†	751	14,164
Rite Aid Corp.†	15,678	54,559
Ross Stores, Inc.	24,048	694,987
Saks, Inc.†	3,215	54,205

SUPERVALU, Inc.	4,095	133,006
Tiffany & Co.	2,613	100,052
W.W. Grainger, Inc.	15,593	1,108,662
		17,603,684

CONSUMER STAPLES — 6.6%

Food, Beverage & Tobacco — 4.5%
Albertson’s, Inc.	11,084	236,643
Aqua America, Inc.	3,440	93,912
Archer-Daniels-Midland Co.	66,859	1,648,743
Brown-Forman Corp., Class B	127	8,804
Campbell Soup Co.	3,459	102,974
Coca-Cola Enterprises, Inc.	9,075	173,968
ConAgra Foods, Inc.	28,086	569,584
Constellation Brands, Inc., Class A†	4,317	113,235
Dean Foods Co.†	16,629	626,248
Del Monte Foods Co.†	5,997	62,549
H.J. Heinz Co.	4,888	164,823
Hormel Foods Corp.	2,229	72,844
J. M. Smucker Co.	1,547	68,068
Kroger Co.†	50,332	950,268
Loews Corp.-Carolina Group	2,046	90,004
McCormick & Co., Inc.	1,311	40,536
Molson Coors Brewing Co., Class B	1,411	94,523
Pepsi Bottling Group, Inc.	14,297	409,037
PepsiAmericas, Inc.	2,048	47,637
Pilgrim’s Pride Corp.	452	14,988
Reynolds American, Inc.	8,978	855,873
Safeway, Inc.	38,588	912,992
Smithfield Foods, Inc.†	26,059	797,405
Treehouse Foods, Inc.†	3,242	60,690
Tyson Foods, Inc., Class A	7,279	124,471
UST, Inc.	2,353	96,073

Household & Personal Products — 2.1%
Alberto-Culver Co., Class B	1,622	74,206
American Greetings Corp., Class A	28,836	633,527
Clorox Co.	18,557	1,055,708
Newell Rubbermaid, Inc.	72,171	1,716,226
Scotts Miracle-Gro Co., Class A	1,146	51,845
Spectrum Brands, Inc.†	315	6,398
Tupperware Corp.	17,700	396,480
		12,371,282

EDUCATION — 0.0%
Education — 0.0%
Laureate Education, Inc.†	143	7,509

ENERGY — 7.4%

Energy Services — 3.1%
BJ Services Co.	29,939	1,097,863
CONSOL Energy, Inc.	830	54,099
Cooper Cameron Corp.†	614	25,420
Dresser-Rand Group, Inc.	121	2,926
Halliburton Co.	18,300	1,133,868
Noble Energy, Inc.	4,581	184,614
Pride International, Inc.†	2,212	68,019
Rowan Cos., Inc.	1,336	47,615
SCANA Corp.	3,416	134,522
Sempra Energy	7,708	345,627
Southern Union Co.†	2,879	68,031
Southwest Gas Corp.	15,400	406,560

Sunoco, Inc.	891	69,837
TECO Energy, Inc.	6,229	107,014
Tesoro Corp.	895	55,087
Tidewater, Inc.	1,159	51,529
UGI Corp.	3,121	64,293
Unit Corp.†	76	4,182
Vectren Corp.	2,290	62,196
Vintage Petroleum, Inc.	1,622	86,501
Western Gas Resources, Inc.	19,468	916,748
Weststar Energy, Inc.	2,607	56,051
Wisconsin Energy Corp.	15,996	624,804
WPS Resources Corp.	1,129	62,445
Xcel Energy, Inc.	12,106	223,477

Energy Sources — 4.3%
Amerada Hess Corp.	2,350	298,027
Chesapeake Energy Corp.	6,275	199,106
ENSCO International, Inc.	1,294	57,389
EOG Resources, Inc.	38,756	2,843,528
Forest Oil Corp.†	1,590	72,456
GlobalSantaFe Corp.	27,900	1,343,385
Grant Prideco, Inc.†	7,000	308,840
Helmerich & Payne, Inc.	525	32,503
Kerr-McGee Corp.	3,464	314,739
National-Oilwell Varco, Inc.†	2,164	135,683
Newfield Exploration Co.†	1,035	51,822
Nrg Energy, Inc.†	2,429	114,454
Pioneer Natural Resources Co.	4,099	210,156
Pogo Producing Co.	1,836	91,451
Range Resources Corp.	46,368	1,221,333
Reliant Energy, Inc.†	9,057	93,468
Ultra Petroleum Corp.	11,500	641,700
		13,983,368

FINANCE — 18.4%

Banks — 5.3%
AmSouth Bancorp	10,622	278,403
Associated Banc-Corp.	4,113	133,878
Bank of Hawaii Corp.	1,391	71,692
BOK Financial Corp.	684	31,074
City National Corp.	1,239	89,753
Colonial BancGroup, Inc.	4,675	111,359
Comerica, Inc.	5,080	288,341
Commerce Bancorp, Inc.	568	19,545
Commerce Bancshares, Inc.	8,215	428,166
Compass Bancshares, Inc.	3,730	180,122
Cullen/Frost Bankers, Inc.	1,443	77,460
Downey Financial Corp.	624	42,675
FirstMerit Corp.	26,573	688,506
Fulton Financial Corp.	4,780	84,128
Huntington Bancshares, Inc.	6,991	166,036
Independence Community Bank Corp.	2,526	100,358
International Bancshares Corp.	1,373	40,311
KeyCorp	37,665	1,240,308
M&T Bank Corp.	12,036	1,312,526
Marshall & Ilsley Corp.	6,890	296,546
Mercantile Bankshares Corp.	2,392	135,005
New York Community Bancorp, Inc.	7,992	132,028
North Fork Bancorp., Inc.	14,373	393,245
Northern Trust Corp.	16,642	862,388
Popular, Inc.	8,036	169,961
Sky Financial Group, Inc.	2,885	80,261
South Financial Group, Inc.	2,164	59,597
Sovereign Bancorp, Inc.	10,975	237,280
TCF Financial Corp.	1,138	30,885

TD Banknorth, Inc.	2,320	67,396
UnionBanCal Corp.	1,703	117,030
Valley National Bancorp	3,265	78,687
Washington Federal, Inc.	2,610	60,004
Webster Financial Corp.	1,618	75,884
Whitney Holding Corp.	1,893	52,171
Wilmington Trust Corp.	2,032	79,065
Zions Bancorp	20,166	1,523,743

Financial Services — 2.8%
A.G. Edwards, Inc.	2,318	108,621
Allied Capital Corp.	4,021	118,097
American Capital Strategies, Ltd.	11,064	400,627
AmeriCredit Corp.†	2,439	62,512
Ameritrade Holding Corp.†	4,490	107,760
Astoria Financial Corp.	2,947	86,642
Bear Stearns Co., Inc.	13,845	1,599,513
CapitalSource, Inc.†	583	13,059
Capitol Federal Financial	662	21,806
CIT Group, Inc.	22,828	1,182,034
Deluxe Corp.	1,521	45,843
E*TRADE Financial Corp.†	11,090	231,337
Eaton Vance Corp.	12,000	328,320
Equifax, Inc.	980	37,260
Federated Investors, Inc., Class B	200	7,408
First Horizon National Corp.	3,736	143,612
IndyMac Bancorp, Inc.	885	34,533
Interactive Data Corp.†	579	13,149
Janus Capital Group, Inc.	6,827	127,187
Jefferies Group, Inc.	1,535	69,044
Mellon Financial Corp.	11,794	403,944
Raymond James Financial, Inc.	1,901	71,611
Westcorp	434	28,909
WFS Financial, Inc.†	203	15,458

Insurance — 10.3%
ACE, Ltd.	12,000	641,280
Aetna, Inc.	7,900	745,049
Alleghany Corp.†	151	42,884
Ambac Financial Group, Inc.	22,454	1,730,305
American Financial Group, Inc.	1,417	54,285
American National Insurance Co.	241	28,195
AmerUs Group Co.	1,175	66,587
Aon Corp.	9,564	343,826
Arthur J. Gallagher & Co.	496	15,316
Assurant, Inc.	11,320	492,307
CIGNA Corp.	3,939	439,986
Cincinnati Financial Corp.	5,280	235,910
CNA Financial Corp.†	687	22,486
Commerce Group, Inc.	784	44,908
Conseco, Inc.†	42,946	995,059
Erie Indemnity Co., Class A	1,036	55,115
Everest Re Group, Ltd.	20,080	2,015,028
Fidelity National Financial, Inc.	4,866	179,020
Fidelity National Title Group, Inc.	852	20,746
First American Corp.	2,478	112,253
Genworth Financial, Inc., Class A	29,235	1,010,946
HCC Insurance Holdings, Inc.	1,613	47,874
Jefferson-Pilot Corp.	4,091	232,901
Leucadia National Corp.	2,442	115,897
Lincoln National Corp.	5,227	277,188
Markel Corp.†	166	52,630
MBIA, Inc.	3,822	229,932
Mercury General Corp.	785	45,703
MGIC Investment Corp.	2,840	186,929
Nationwide Financial Services, Inc., Class A	1,717	75,548

Old Republic International Corp.	5,498	144,377
PartnerRe, Ltd.	26,909	1,767,114
Philadelphia Consolidated Holding Co.†	88	8,509
PMI Group, Inc.	34,793	1,428,949
Principal Financial Group, Inc.	8,841	419,329
Protective Life Corp.	2,095	91,698
Radian Group, Inc.	2,593	151,924
Reinsurance Group of America, Inc.	888	42,411
RenaissanceRe Holdings, Ltd.	12,772	563,373
SAFECO Corp.	20,036	1,132,034
StanCorp Financial Group, Inc.	1,678	83,816
Torchmark Corp.	17,903	995,407
Transatlantic Holdings, Inc.#	746	50,131
Unitrin, Inc.	750	33,787
UnumProvident Corp. (New York)	8,962	203,885
W.R. Berkley Corp.	2,646	126,003
Wesco Financial Corp.	50	19,250
Willis Group Holdings, Ltd.	13,242	489,159
XL Capital, Ltd., Class A	16,000	1,078,080
		34,479,432

HEALTHCARE — 4.6%

Drugs — 1.6%
Chiron Corp.†	201	8,936
Hospira, Inc.†	2,460	105,239
Invitrogen Corp.†	747	49,780
King Pharmaceuticals, Inc.†	83,575	1,414,089
Millennium Pharmaceuticals, Inc.†	4,610	44,717
Mylan Laboratories, Inc.	60,610	1,209,776
Omnicare, Inc.	2,170	124,167
Watson Pharmaceuticals, Inc.†	3,137	101,984

Health Services — 1.6%
Apria Healthcare Group, Inc.†	19,564	471,688
Charles River Laboratories International, Inc.†	19,643	832,274
Community Health Systems, Inc.†	506	19,400
Coventry Health Care, Inc.†	8,600	489,856
Emdeon Corp.	2,116	17,901
Health Management Associates, Inc., Class A	749	16,448
Health Net, Inc.†	14,398	742,217
Humana, Inc.†	1,203	65,359
Sierra Health Services, Inc.†	128	10,235
Tenet Healthcare Corp.†	12,042	92,242
Triad Hospitals, Inc.†	1,617	63,435
UnitedHealth Group, Inc.	1,179	73,275
Universal Health Services, Inc., Class B	435	20,332
Wellpoint, Inc.†	75	6,006

Medical Products — 1.4%
AmerisourceBergen Corp.	6,272	259,661
Bausch & Lomb, Inc.	12,896	875,638
Biogen Idec, Inc.†	5,694	258,109
Cooper Cos., Inc.	268	13,748
Hillenbrand Industries, Inc.	1,094	54,055
McKesson Corp.	5,462	281,785
MedImmune, Inc.†	27,094	948,832
		8,671,184
INDUSTRIAL & COMMERCIAL — 9.9%

Aerospace & Military Technology — 1.0%
Alliant Techsystems, Inc.†	11,070	843,202
Rockwell Collins, Inc.	17,681	821,636
Textron, Inc.	2,722	209,540

Business Services — 4.1%
Adesa, Inc.	2,688	65,641
Allied Waste Industries, Inc.†	4,358	38,089
Applera Corp. - Applied Biosystems Group	5,939	157,740
Bearingpoint, Inc.†	96,801	760,856
Brink’s Co.	449	21,512
Convergys Corp.†	4,280	67,838
Eastman Kodak Co.(1)	8,640	202,176
Harsco Corp.	154	10,396
Hewitt Associates, Inc., Class A†	493	13,809
Interpublic Group Cos., Inc.†	116,442	1,123,665
Jacobs Engineering Group, Inc.†	340	23,076
Manpower, Inc.	1,987	92,395
Monsanto Co.	15,900	1,232,727
Pall Corp.	3,423	91,942
R.H. Donnelley Corp.†	15,500	955,110
R.R. Donnelley & Sons Co.	45,423	1,553,921
Republic Services, Inc.	22,761	854,676
Service Corp. International	9,328	76,303
Xerox Corp.†	28,836	422,447

Electrical Equipment — 1.1%
Eaton Corp.	3,261	218,780
Hubbell, Inc., Class B	22,137	998,821
Johnson Controls, Inc.	4,693	342,167
Puget Energy, Inc.	18,211	371,869
Roper Industries, Inc.	358	14,145

Machinery — 1.8%
AptarGroup, Inc.	1,062	55,436
CNH Global NV	17,220	319,259
Dover Corp.	2,023	81,911
IDEX Corp.	310	12,744
Mettler-Toledo International, Inc.†	302	16,670
Parker-Hannifin Corp.	2,047	135,020
Pentair, Inc.	481	16,604
Precision Castparts Corp.	2,636	136,571
Snap-On, Inc.	29,239	1,098,217
SPX Corp.	2,261	103,486
Stanley Works	11,190	537,568
Terex Corp.†	1,487	88,328
Zebra Technologies Corp., Class A†	19,387	830,733

Multi-Industry — 0.7%
American Standard Cos., Inc.	29,776	1,189,551
ITT Industries, Inc.	234	24,060
Teleflex, Inc.	1,102	71,608

Transportation — 1.2%
Alexander & Baldwin, Inc.	1,317	71,434
CSX Corp.	6,517	330,868
Laidlaw International, Inc.†	3,016	70,062
Norfolk Southern Corp.	26,268	1,177,594
Overseas Shipholding Group, Inc.	893	44,998
Ryder System, Inc.	1,225	50,249
Swift Transportation Co., Inc.†	702	14,251
Teekay Shipping Corp.	12,018	479,518
Yellow Roadway Corp.†	1,742	77,711
		18,618,930

INFORMATION & ENTERTAINMENT — 4.7%

Broadcasting & Media — 1.8%
Belo Corp., Class A	2,886	61,789
Clear Channel Communications, Inc.	15,400	484,330

Dow Jones & Co., Inc.	18,745	665,260
Hearst-Argyle Television, Inc.	885	21,107
Lamar Advertising Co., Class A†	15,580	718,861
Lee Enterprises, Inc.	1,357	50,087
Liberty Global, Inc., Class A†	8,112	182,520
McClatchy Co., Class A	608	35,933
New York Times Co., Class A	4,354	115,163
Tribune Co.	7,166	216,843
Univision Communications, Inc., Class A†	3,306	97,164
Washington Post Co., Class B	31	23,715
Westwood One, Inc.	47,988	782,205

Entertainment Products — 0.2%
Hasbro, Inc.	4,717	95,189
Knight-Ridder, Inc.	2,239	141,729
Mattel, Inc.	11,000	174,020
Warner Music Group Corp.†	977	18,827

Leisure & Tourism — 2.7%
Brinker International, Inc.†	26,500	1,024,490
Brunswick Corp.	738	30,007
CBRL Group, Inc.	748	26,292
Harrah’s Entertainment, Inc.	21,685	1,545,924
International Speedway Corp., Class A	930	44,547
Outback Steakhouse, Inc.	136	5,659
Sabre Holdings Corp., Class A	65,646	1,582,725
Southwest Airlines Co.	11,974	196,733
Starwood Hotels & Resorts Worldwide, Inc.(2)	2,504	159,905
Wendy’s International, Inc.	1,674	92,505
Yum! Brands, Inc.	5,600	262,528
		8,856,057

INFORMATION TECHNOLOGY — 9.0%

Communication Equipment — 0.2%
Symbol Technologies, Inc.	1,099	14,089
Tessera Technologies, Inc.†	14,311	369,939

Computer Services — 0.7%
Affiliated Computer Services, Inc., Class A†	1,289	76,283
BISYS Group, Inc.†	2,083	29,183
Ceridian Corp.†	2,339	58,124
CheckFree Corp.†	375	17,212
Computer Sciences Corp.†	10,251	519,111
Electronic Data Systems Corp.	12,024	289,057
Fair Isaac Corp.	494	21,820
Reynolds & Reynolds Co., Class A	1,693	47,523
Sun Microsystems, Inc.†	42,026	176,089
Synopsys, Inc.†	3,643	73,079
Unisys Corp.†	10,197	59,448

Computer Software — 1.6%
Activision, Inc.†	63,505	872,559
Avid Technology, Inc.†	73	3,998
BMC Software, Inc.†	3,760	77,042
Compuware Corp.†	6,434	57,713
McAfee, Inc.†	34,500	935,985
Novell, Inc.†	11,405	100,706
Siebel Systems, Inc.	13,699	144,935
Sybase, Inc.†	38,300	837,238
Take-Two Interactive Software, Inc.†	299	5,292

Computers & Business Equipment — 1.2%
Arrow Electronics, Inc.†	3,541	113,418
Cadence Design Systems, Inc.†	73,382	1,241,624
Diebold, Inc.	204	7,752

Ingram Micro, Inc., Class A†	23,184	462,057
NCR Corp.†	4,227	143,464
Pitney Bowes, Inc.	3,288	138,918
SanDisk Corp.†	1,319	82,860
Steelcase, Inc., Class A	1,058	16,748

Electronics — 1.2%
Advanced Micro Devices, Inc.†	5,646	172,768
Agilent Technologies, Inc.†	2,291	76,267
Amphenol Corp., Class A	12,336	545,991
Avnet, Inc.†	3,022	72,347
AVX Corp.	1,213	17,564
Energizer Holdings, Inc.†	389	19,368
Fisher Scientific International, Inc.†	1,713	105,966
Freescale Semiconductor, Inc., Class A†	6,157	155,095
Freescale Semiconductor, Inc., Class B†	10,592	266,601
International Rectifier Corp.†	457	14,578
Intersil Corp., Class A	2,397	59,637
L-3 Communications Holdings, Inc.	1,489	110,707
LSI Logic Corp.†	7,352	58,816
Micron Technology, Inc.†	8,727	116,156
Molex, Inc.	2,091	54,262
Novellus Systems, Inc.†	1,930	46,552
PerkinElmer, Inc.	1,861	43,845
Sanmina-SCI Corp.†	7,877	33,556
Solectron Corp.†	15,097	55,255
Tech Data Corp.†	1,236	49,045
Tektronix, Inc.	1,897	53,514
Teradyne, Inc.†	1,797	26,182
Thermo Electron Corp.†	3,080	92,801
Thomas & Betts Corp.†	984	41,289
Vishay Intertechnology, Inc.†	3,588	49,371

Internet Content — 0.1%
Avocent Corp.†	5,629	153,053
Mindspeed Technologies, Inc.†	1	2

Internet Software — 0.1%
BEA Systems, Inc.†	9,985	93,859

Telecommunications — 3.9%
American Tower Corp., Class A†	743	20,135
Andrew Corp.†	3,647	39,132
Avaya, Inc.†	82,763	883,081
CenturyTel, Inc.	23,551	780,951
Citizens Communications Co.	10,250	125,358
Comverse Technology, Inc.†	637	16,938
Crown Castle International Corp.†	2,321	62,458
Government National Mtg. Assoc.ADC Telecommunications, Inc.†	57,598	1,286,739
Harris Corp.	650	27,957
JDS Uniphase Corp.†	291,089	686,970
Lucent Technologies, Inc.†	133,323	354,639
McLeodUSA, Inc.†*(3)(4)(5)	4,890	0
NTL, Inc.†	2,243	152,704
Panamsat Holding Corp.	19,969	489,241
Qwest Communications International, Inc.†	212,299	1,199,489
Scientific-Atlanta, Inc.	673	28,986
Telephone & Data Systems, Inc.	2,881	103,803
Telewest Global, Inc.†	7,376	175,696
Tellabs, Inc.†	71,891	783,612
United States Cellular Corp.†	323	15,956
		16,811,558

MATERIALS — 10.6%

Chemicals — 4.0%
Agrium, Inc.	15,987	351,554

Airgas, Inc.	1,777	58,463
Albemarle Corp.	1,095	41,993
Ashland, Inc.	1,958	113,368
Cabot Corp.	1,762	63,080
Celanese Corp.	1,503	28,737
Chemtura Corp.	114,337	1,452,080
Cytec Industries, Inc.	1,209	57,585
Eastman Chemical Co.	31,418	1,620,855
Engelhard Corp.	3,630	109,445
FMC Corp.†	1,129	60,029
Huntsman Corp.†	1,817	31,289
Lubrizol Corp.	2,040	88,597
Lyondell Chemical Co.	5,998	142,872
Mosaic Co.†	76,378	1,117,410
Potash Corp. of Saskatchewan, Inc.	9,800	786,156
PPG Industries, Inc.	5,166	299,111
Rohm & Haas Co.	16,172	783,048
RPM International, Inc.	3,536	61,420
ServiceMaster Co.	3,408	40,726
Sigma-Aldrich Corp.	1,880	118,985
Valhi, Inc.	281	5,199
Valspar Corp.	3,062	75,540

Forest Products — 3.3%
Bemis Co.	3,225	89,881
Bowater, Inc.	27,100	832,512
Louisiana-Pacific Corp.	3,336	91,640
MeadWestvaco Corp.	43,637	1,223,145
Owens-Illinois, Inc.†	4,580	96,363
Packaging Corp. of America	32,839	753,655
Pactiv Corp.†	71,101	1,564,222
Plum Creek Timber Co., Inc.	29,745	1,072,307
Rayonier, Inc.	2,269	90,420
Smurfit-Stone Container Corp.†	7,639	108,245
Sonoco Products Co.	2,986	87,788
Temple-Inland, Inc.	3,368	151,055

Metals & Minerals — 3.3%
Allegheny Technologies, Inc.	11,006	397,096
Arch Coal, Inc.	1,236	98,262
Ball Corp.	34,348	1,364,303
Carlisle Cos., Inc.	6,938	479,763
Carpenter Technology Corp.	5,142	362,357
Commercial Metals Co.	8,700	326,598
Cooper Industries, Ltd., Class A	12,216	891,768
Lafarge North America, Inc.	1,019	56,065
Martin Marietta Materials, Inc.	241	18,489
Nucor Corp.	4,821	321,657
Phelps Dodge Corp.	1,356	195,088
Timken Co.	40,989	1,312,468
United States Steel Corp.	3,436	165,168
USG Corp.†	1,109	72,085
Vulcan Materials Co.	1,036	70,189

Plastic — 0.0%
Sealed Air Corp.†	1,640	92,119
		19,892,250

REAL ESTATE — 5.5%

Real Estate Companies — 0.0%
Hanover Insurance Group, Inc.	1,495	62,446
New Century Financial Corp.	725	26,151

Real Estate Investment Trusts — 5.5%
AMB Property Corp.	2,530	124,400

American Financial Realty Trust	3,814	45,768
Annaly Mtg. Management, Inc.	3,650	39,931
Apartment Investment & Management Co., Class A	24,601	931,640
Archstone-Smith Trust	5,984	250,670
Arden Realty, Inc.	2,009	90,063
Avalonbay Communities, Inc.	2,194	195,815
Boston Properties, Inc.	3,333	247,075
BRE Properties, Inc., Class A	1,530	69,584
Camden Property Trust	1,402	81,204
CarrAmerica Realty Corp.	1,661	57,520
CBL & Associates Properties, Inc.	1,335	52,746
Centerpoint Properties Trust	1,326	65,610
Crescent Real Estate EQT Co.	2,335	46,280
Developers Diversified Realty Corp.	19,167	901,232
Duke Realty Corp.	4,317	144,188
Equity Office Properties Trust	12,265	371,997
Equity Residential	16,958	663,397
Essex Property Trust, Inc.	691	63,710
Federal Realty Investment Trust	968	58,709
Friedman Billings Ramsey Group, Inc., Class A	4,250	42,075
General Growth Properties, Inc.	2,681	125,980
Health Care Property Investors, Inc.	4,042	103,314
Health Care REIT, Inc.	1,610	54,579
Healthcare Realty Trust, Inc.	8,288	275,742
Hospitality Properties Trust	2,158	86,536
Host Marriott Corp.	67,807	1,284,943
HRPT Properties Trust	6,314	65,350
iStar Financial, Inc.	32,149	1,146,112
Kimco Realty Corp.	5,976	191,710
KKR Financial Corp.	966	23,174
Liberty Property Trust	10,220	437,927
Macerich Co.	1,251	83,992
Mack-Cali Realty Corp.	1,853	80,050
New Plan Excel Realty Trust, Inc.	3,105	71,974
Pan Pacific Retail Properties, Inc.	1,223	81,806
Prentiss Properties Trust	7,760	315,677
ProLogis	6,654	310,875
Public Storage, Inc.	535	36,230
Realty Income Corp.	2,519	54,461
Reckson Associates Realty Corp.	2,457	88,403
Regency Centers Corp.	1,900	112,005
Shurgard Storage Centers, Inc., Class A	1,404	79,621
SL Green Realty Corp.	1,138	86,932
Thornburg Mtg., Inc.	3,028	79,334
Trizec Properties, , Inc.	2,775	63,603
United Dominion Realty Trust, Inc.	2,394	56,115
Vornado Realty Trust	3,611	301,410
Weingarten Realty Investors, Inc.	2,399	90,706
		10,420,772

UTILITIES — 10.5%

Electric Utilities — 8.5%
Allegheny Energy, Inc.†	4,891	154,800
Allete, Inc.	1	44
Alliant Energy Corp.	3,498	98,084
Ameren Corp.	28,896	1,480,631
American Electric Power Co., Inc.	11,557	428,649
Centerpoint Energy, Inc.	9,300	119,505
Cinergy Corp.	5,969	253,444
CMS Energy Corp.†	83,711	1,214,647
Consolidated Edison, Inc.	7,316	338,950
Constellation Energy Group, Inc.	5,343	307,757
DPL, Inc.	3,807	99,020
DTE Energy Co.	5,242	226,402
Edison International	35,335	1,540,959

Energy East Corp.	4,433	101,072
Entergy Corp.	16,336	1,121,467
FirstEnergy Corp.	8,217	402,551
Great Plains Energy, Inc.	2,244	62,742
Hawaiian Electric Industries, Inc.	2,432	62,989
MDU Resources Group, Inc.	3,564	116,685
NiSource, Inc.	52,781	1,101,012
Northeast Utilities	62,294	1,226,569
NSTAR	3,211	92,156
OGE Energy Corp.	2,714	72,708
Pepco Holdings, Inc.	5,681	127,084
PG&E Corp.	45,267	1,680,311
Pinnacle West Capital Corp.	2,960	122,396
PNM Resources, Inc.	8,496	208,067
PPL Corp.	73,358	2,156,725
Progress Energy, Inc.	7,484	328,697
Public Service Enterprise Group, Inc.	9,708	630,729

Gas & Pipeline Utilities — 1.9%
AGL Resources, Inc.	37,568	1,307,742
Atmos Energy Corp.	2,406	62,941
Dynegy, Inc., Class A†	8,567	41,464
El Paso Corp.	19,398	235,880
Energen Corp.	2,205	80,086
Equitable Resources, Inc.	363	13,318
KeySpan Corp.	5,245	187,194
Kinder Morgan, Inc.	155	14,252
National Fuel Gas Co.	2,514	78,412
Oneok, Inc.	3,069	81,728
Piedmont Natural Gas Co., Inc.	2,308	55,761
Questar Corp.	1,943	147,085
Williams Cos., Inc.	57,476	1,331,719

Telephone — 0.1%
MCI, Inc.	8,466	167,034
		19,681,468

TOTAL COMMON STOCK (cost $154,635,078)		181,397,494

Exchange Traded Funds — 1.4%

FINANCE — 1.4%

Financial Services — 1.4%
iShares Russell Midcap Value Index Fund (cost $2,673,653) (1)	21,800	2,712,138

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $157,308,731)		184,109,632

Short-Term Investment Securities — 0.0%

U.S. GOVERNMENT OBLIGATIONS — 0.0%
United States Treasury Bills 3.90% due 03/16/06 (cost $49,600)(1)	50,000	49,600

Repurchase Agreements — 2.2%

Agreement with State Street Bank & Trust Co., bearing interest at
2.65%, dated 12/30/05, to be repurchased 01/03/06 in the amount of $399,117 and collateralized by $415,000 of United
States Treasury Notes, bearing interest at 4.00%, due
06/15/09 and having an approximate value of $411,145	399,000	399,000

Agreement with State Street Bank & Trust Co., bearing interest at
3.20%, dated 12/30/05, to be repurchased 01/03/06 in the amount of $1,900,676 and collateralized by $1,855,000 of United
States Treasury Notes, bearing interest at 4.88%, due
02/15/12 and having an approximate value of $1,942,576	1,900,000	1,900,000

Agreement with State Street Bank & Trust Co., bearing interest at
2.50%, dated 12/30/05, to be repurchased 01/03/06 in the amount of $1,736,482 and collateralized by $1,275,000 of United
States Treasury Bonds, bearing interest at 8.13%, due
08/15/19 and having an approximate value of $1,773,844	1,736,000	1,736,000

TOTAL REPURCHASE AGREEMENTS (cost $4,035,000)	4,035,000

TOTAL INVESTMENTS —(cost $161,393,331) @	100.2%	188,194,232
Liabilities in excess of other assets—	(0.2)	(455,991)

NET ASSETS—	100.0%	$187,738,241

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At December 31, 2005 the aggregate value of these securities was $0 representing 0.0% net assets.
Unless otherwise indicated, these securities are not considered to be illiquid.
@	See Note 4 for cost of investments on a tax basis.
#	Security represents an investment in an affiliated company; see note 3
(1)	The security or a portion thereof represents collateral for open futures contracts.
(2)	Consist of more than one class of securities traded together as a unit.
(3)	Fair valued security, see Note 1
(4)	Illiquid security
(5)	Company has filed for Chapter 11 bankruptcy protection.

Open Futures Contracts
Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of December 31,2005	Unrealized Appreciation (Depreciation)
2 Long	S&P Mid Cap 400 Index	March 2006	$ 751,115	$ 743,200	$ (7,915)

See Notes to Financial Statements.

SEASONS SERIES TRUST

SMALL CAP PORTFOLIO

Investment Portfolio — December 31, 2005

(unaudited)

Common Stock — 88.0%	Shares/ Principal Amount	Value (Note 1)

CONSUMER DISCRETIONARY — 6.2%

Apparel & Textiles — 1.4%
Carter’s, Inc.†	722	$42,490
Cherokee, Inc.	272	9,354
DEB Shops, Inc.	6,759	200,945
Deckers Outdoor Corp.†	399	11,020
DHB Industries, Inc.†	1,086	4,855
Dixie Group, Inc.†	421	5,801
Finish Line, Inc., Class A	1,652	28,778
Fossil, Inc.†	1,900	40,869
G & K Services, Inc., Class A	761	29,869
Genesco, Inc.†	886	34,368
Goody’s Family Clothing, Inc.	43	412
Guess?, Inc.†	632	22,499
Hot Topic, Inc.†	1,759	25,066
Innovo Group, Inc.†	940	968
K-Swiss, Inc., Class A	979	31,759
Kellwood Co.	1,090	26,029
Kenneth Cole Productions, Inc., Class A	356	9,078
Maidenform Brands, Inc.	503	6,368
Oakley, Inc.	955	14,029
Oxford Industries, Inc.	548	29,976
Perry Ellis International, Inc.†	372	7,068
Phillips-Van Heusen	1,272	41,213
Quiksilver, Inc.†	47,000	650,480
Russell Corp.	1,292	17,390
Skechers USA, Inc., Class A†	878	13,451
Steven Madden, Ltd.†	538	15,726
Stride Rite Corp.	1,421	19,269
Timberland Co., Class A†	11,900	387,345
Under Armour, Inc., Class A	451	17,278
UniFirst Corp.	364	11,320
Volcom, Inc.†	184	6,258
Warnaco Group, Inc.†	1,824	48,737
Weyco Group, Inc.	214	4,087
Wolverine World Wide, Inc.	2,271	51,007

Automotive — 1.4%
A.S.V., Inc.†	692	17,286
Aftermarket Technology Corp.†	836	16,252
America’s Car Mart, Inc.†	351	5,798
American Axle & Manufacturing Holdings, Inc.	1,681	30,813
ArvinMeritor, Inc.	2,752	39,601
Asbury Automotive Group, Inc.†	508	8,362
Autobytel, Inc.†	1,640	8,102
Bandag, Inc.	442	18,860
Commercial Vehicle Group, Inc.†	569	10,686
Cooper Tire & Rubber Co.	31,711	485,812
CSK Auto Corp.†	1,772	26,722
Dollar Thrifty Automotive Group, Inc.†	987	35,601
Group 1 Automotive, Inc.†	823	25,867
Harris & Harris Group, Inc.†	815	11,328
Keystone Automotive Industries, Inc.†	618	19,455
Lear Corp.	15,900	452,514
Lithia Motors, Inc., Class A	605	19,021
Midas, Inc.†	17,528	321,814
Modine Manufacturing Co.	1,364	44,453
Monro Muffler Brake, Inc.†	412	12,492
Noble International, Ltd.	292	6,085

Pep Boys-Manny, Moe & Jack	2,170	32,311
R&B, Inc.†	367	3,479
Rush Enterprises, Inc.†	811	12,068
Sonic Automotive, Inc.	1,154	25,711
Standard Motor Products, Inc.	585	5,400
Strattec Security Corp.†	149	6,023
Superior Industries International, Inc.	870	19,366
Tenneco Automotive, Inc.†	1,712	33,572
Titan International, Inc.	604	10,419
United Auto Group, Inc.	1,049	40,072
Visteon Corp.	5,087	31,845
Wabash National Corp.	1,222	23,279

Housing & Household Durables — 0.6%
Bassett Furniture Industries, Inc.	406	7,511
Ethan Allen Interiors, Inc.	1,368	49,973
Furniture Brands International, Inc.	14,425	322,110
La-Z-Boy, Inc.	2,048	27,771
Levitt Corp., Class A	645	14,667
Libbey, Inc.	543	5,549
M/I Homes, Inc.	487	19,782
Maytag Corp.	3,129	58,888
National Presto Industries, Inc.	186	8,249
NCI Building Systems, Inc.†	817	34,706
Palm Harbor Homes, Inc.†	375	7,050
Select Comfort Corp.†	1,417	38,755
Skyline Corp.	262	9,537
Stanley Furniture Co., Inc.	511	11,845
Technical Olympic USA, Inc.	621	13,097
Walter Industries, Inc.	1,423	70,752
WCI Communities, Inc.†	1,363	36,597
Winnebago Industries, Inc.	1,310	43,597

Retail — 2.8%
1-800 Contacts, Inc.†	316	3,700
1-800-FLOWERS.COM, Inc., Class A†	996	6,394
99 Cents Only Stores†	1,670	17,468
A. C. Moore Arts & Crafts, Inc.†	569	8,279
Aaon, Inc.†	345	6,182
Aeropostale, Inc.†	2,171	57,097
American Woodmark Corp.	444	11,007
Big 5 Sporting Goods Corp.	797	17,446
Big Lots, Inc.†	4,458	53,541
BJ’s Restaurants, Inc.†	563	12,870
Blair Corp.	151	5,880
Blockbuster, Inc., Class A	7,474	28,027
Blue Nile, Inc.†	581	23,420
Bombay Co., Inc.†	1,329	3,934
Bon-Ton Stores, Inc.	237	4,534
Brown Shoe Co., Inc.	717	30,422
Buckle, Inc.	6,803	219,329
Build-A-Bear Workshop, Inc.†	375	11,115
Burlington Coat Factory Warehouse Corp.	652	26,217
Cabelas, Inc., Class A†	1,210	20,086
Cache, Inc.†	484	8,383
Casey’s General Stores, Inc.	1,972	48,906
Cash America International, Inc.	1,150	26,668
Casual Male Retail Group, Inc.†	1,020	6,253
Cato Corp., Class A	24,449	524,431
Charlotte Russe Holding, Inc.†	586	12,206
Charming Shoppes, Inc.†	4,703	62,080
Children’s Place Retail Stores, Inc.†	825	40,771
Christopher & Banks Corp.	1,405	26,386
Citi Trends, Inc.†	159	6,788
CNS, Inc.	556	12,182
Coldwater Creek, Inc.†	1,396	42,620

Color Kinetics, Inc.†	512	7,368
Conn’s, Inc.†	187	6,895
Cost Plus, Inc.†	864	14,818
dElia’s, Inc.	720	5,976
Design Within Reach, Inc.†	441	2,337
Dillard’s, Inc., Class A	10,800	268,056
Dress Barn, Inc.†	839	32,394
DSW, Inc.†	449	11,773
First Cash Financial Services, Inc.†	501	14,609
Fred’s, Inc.	1,563	25,430
GameStop Corp., Class A	2,142	68,158
Golf Galaxy, Inc.	164	3,141
Graphic Packaging Corp.†	2,557	5,830
Guitar Center, Inc.†	1,015	50,760
Gymboree Corp.†	1,224	28,642
Haverty Furniture Cos., Inc.	764	9,848
Hibbett Sporting Goods, Inc.†	1,402	39,929
HomeStore, Inc.†	5,781	29,483
Inergy LP	10,700	277,451
Insight Enterprises, Inc.†	1,913	37,514
J. Jill Group, Inc.†	791	15,053
Jo-Ann Stores, Inc.†	903	10,655
Jos. A. Bank Clothiers, Inc.†	529	22,964
Knoll, Inc.	432	7,391
Lifetime Brands, Inc.	324	6,697
Linens ‘N Things, Inc.†	11,674	310,528
Longs Drug Stores Corp.	1,207	43,923
Mannatech, Inc.	619	8,548
Martha Stewart Living Omnimedia, Inc., Class A†	881	15,356
Movado Group, Inc.	719	13,158
Movie Gallery, Inc.	983	5,515
Nautilus, Inc.	1,307	24,389
NetFlix, Inc.†	1,443	39,048
New York & Co., Inc.†	512	10,854
Nu Skin Enterprises, Inc., Class A	2,209	38,834
Pacific Sunwear of California†	2,964	73,863
Pantry, Inc.†	668	31,389
Parlux Fragrances, Inc.†	245	7,480
Pathmark Stores, Inc.†	1,966	19,640
Payless ShoeSource, Inc.†	2,636	66,164
Petco Animal Supplies, Inc.†	2,252	49,431
Pier 1 Imports, Inc.	3,399	29,673
Provide Commerce, Inc.†	314	10,396
RC2 Corp.†	705	25,042
Regis Corp.	1,766	68,115
Restoration Hardware, Inc.†	1,182	7,116
Retail Ventures, Inc.†	654	8,136
Ruddick Corp.	1,341	28,536
School Specialty, Inc.†	895	32,614
Sharper Image Corp.†	431	4,198
Shoe Carnival, Inc.†	292	6,401
Smart & Final, Inc.†	522	6,723
Spartan Stores, Inc.†	816	8,503
Sports Authority, Inc.†	1,016	31,628
Stage Stores, Inc.	1,077	32,073
Stein Mart, Inc.	1,011	18,350
Syms Corp.	241	3,480
Talbots, Inc.	899	25,010
Too, Inc.†	1,358	38,309
Topps Co., Inc.	1,393	10,350
Tractor Supply Co.†	1,289	68,240
Trans World Entertainment Corp.†	717	4,087
Tuesday Morning Corp.	1,014	21,213
Weis Markets, Inc.	558	24,016
West Marine, Inc.†	535	7,479
Wet Seal, Inc., Class A†	2,205	9,790

Wild Oats Markets, Inc.†	1,122	13,554
Wilsons The Leather Experts, Inc.†	700	2,541
World Fuel Services Corp.	1,063	35,844
Yankee Candle Co., Inc.	1,788	45,773
Zale Corp.†	1,982	49,847
Zumiez, Inc.†	123	5,316
		8,334,334

CONSUMER STAPLES — 1.9%

Food, Beverage & Tobacco — 1.2%
Alliance One International, Inc.	3,399	13,256
American Italian Pasta Co., Class A	724	4,923
Boston Beer Co., Inc., Class A†	379	9,475
Central European Distribution Corp.†	762	30,587
Chiquita Brands International, Inc.	1,637	32,756
Coca-Cola Bottling Co.	183	7,869
Corn Products International, Inc.	2,951	70,499
Del Monte Foods Co.†	51,900	541,317
Diamond Foods, Inc.	250	4,942
Farmer Brothers Co.	249	4,816
Flowers Foods, Inc.	1,968	54,238
Gold Kist, Inc.†	2,022	30,229
Great Atlantic & Pacific Tea Co., Inc.†	686	21,801
Green Mountain Coffee, Inc.†	173	7,024
Hain Celestial Group, Inc.†	1,147	24,270
Hansen Natural Corp.†	586	46,183
Ingles Markets, Inc., Class A	438	6,855
J & J Snack Foods Corp.	246	14,615
John B. Sanfilippo & Son, Inc.†	291	3,763
Lancaster Colony Corp.	1,015	37,606
Lance, Inc.	1,171	21,816
M&F Worldwide Corp.†	422	6,887
Maui Land & Pineapple Co., Inc.†	126	4,275
Nash Finch Co.	495	12,613
National Beverage Corp.†	279	2,726
Peet’s Coffee & Tea, Inc.†	536	16,268
Performance Food Group Co.†	1,475	41,846
Premium Standard Farms, Inc.	22,386	334,894
Ralcorp Holdings, Inc.	1,158	46,216
Ryan’s Restaurant Group, Inc.†	1,648	19,875
Sanderson Farms, Inc.	702	21,432
Seaboard Corp.	14	21,154
Sensient Technologies Corp.	1,855	33,204
Tootsie Roll Industries, Inc.	981	28,380
United Natural Foods, Inc.†	1,607	42,425
Universal Corp.	1,010	43,793
Vector Group, Ltd.	1,206	21,913

Household & Personal Products — 0.7%
Blyth, Inc.	1,043	21,851
Central Garden & Pet Co.†	757	34,777
Chattem, Inc.†	698	25,400
CSS Industries, Inc.	232	7,129
Elizabeth Arden, Inc.†	999	20,040
Genlyte Group, Inc.†	941	50,409
Hooker Furniture Corp.	411	7,049
Inter Parfums, Inc.	161	2,892
Jarden Corp.†	19,467	586,930
Kimball International, Inc., Class B	875	9,301
Natures Sunshine Products, Inc.	440	7,955
NBTY, Inc.†	2,186	35,522
Playtex Products, Inc.†	1,587	21,694
Rent-Way, Inc.†	1,030	6,582
Revlon, Inc., Class A†	5,696	17,658
Russ Berrie & Co., Inc.	462	5,276

Tupperware Corp.	2,084	46,682
Ultralife Batteries, Inc.†	566	6,792
Water Pik Technologies, Inc.†	478	10,263
WD-40 Co.	654	17,174
		2,628,117

EDUCATION — 0.1%

Education — 0.1%
Corinthian Colleges, Inc.†	3,568	42,031
Learning Tree International, Inc.†	332	4,260
Renaissance Learning, Inc.	310	5,862
Strayer Education, Inc.	575	53,877
Universal Technical Institute, Inc.†	840	25,990
		132,020

ENERGY — 5.5%

Energy Services — 2.7%
Alon USA Energy, Inc.	415	8,155
Atlas America, Inc.†	474	28,544
ATP Oil & Gas Corp.†	713	26,388
Atwood Oceanics, Inc.†	519	40,498
Bill Barrett Corp.†	511	19,730
Bois d’Arc Energy, Inc.†	529	8,390
Brigham Exploration Co.†	1,062	12,595
Bronco Drilling Co., Inc.	251	5,776
CAL Dive International, Inc.†	3,040	109,106
CARBO Ceramics, Inc.	768	43,407
Carrizo Oil & Gas, Inc.†	783	19,348
Cheniere Energy, Inc.†	1,880	69,974
China Energy Savings Technology, Inc.†	49	408
Crosstex Energy, Inc.	241	15,197
Delta Petroleum Corp.†	1,382	30,086
Endeavour International Corp.†	2,204	7,273
FX Energy, Inc.†	1,360	10,853
Gasco Energy, Inc.†	2,521	16,462
Giant Industries, Inc.†	566	29,409
Goodrich Petroleum Corp.†	402	10,110
Hercules Offshore, Inc.	361	10,256
Hornbeck Offshore Services, Inc.†	25,031	818,514
Lufkin Industries, Inc.	554	27,628
Markwest Hydrocarbon, Inc.	208	4,578
Newpark Resources, Inc.†	3,305	25,217
Oceaneering International, Inc.†	1,019	50,726
Parallel Petroleum Corp.†	1,336	22,725
Parker Drilling Co.†	3,758	40,699
PetroCorp, Inc.†*(1)(2)	154	0
Pioneer Drilling Co.†	774	13,878
Quantum Fuel Systems Technologies†	1,671	4,478
Resource America, Inc., Class A	624	10,639
RPC, Inc.	865	22,784
SEACOR Holdings, Inc.†	703	47,874
Sierra Pacific Resources†	7,200	93,888
South Jersey Industries, Inc.	1,097	31,967
Southwest Gas Corp.	1,487	39,257
St. Mary Land & Exploration Co.	2,247	82,712
Stone Energy Corp.†	942	42,889
Superior Energy Services, Inc.†	3,049	64,181
Swift Energy Co.†	1,108	49,938
Syntroleum Corp.†	1,533	13,843
TETRA Technologies, Inc.†	1,331	40,622
Todco, Class A†	30,359	1,155,464
Toreador Resources Corp.†	605	12,747
TransMontaigne, Inc.†	1,659	10,949
Tri-Valley Corp.†	873	6,792

UIL Holding Corp.	575	26,444
Union Drilling, Inc.	346	5,027
Unisource Energy Corp.	1,360	42,432
Universal Compression Holdings, Inc.†	698	28,702
Veritas DGC, Inc.†	1,334	47,344
W&T Offshore, Inc.	497	14,612
W-H Energy Services, Inc.†	1,097	36,289
Warren Resources, Inc.†	848	13,415
WGL Holdings, Inc.	1,911	57,445
Whiting Petroleum Corp.†	1,412	56,480

Energy Sources — 2.8%
Berry Petroleum Co., Class A	678	38,782
Cabot Oil & Gas Corp.	1,921	86,637
Callon Petroleum Co.†	534	9,425
Cimarex Energy Co.†	3,191	137,245
Clayton Williams Energy, Inc.†	221	9,225
Comstock Resources, Inc.†	1,592	48,572
Covanta Holding Corp.†	4,214	63,463
Denbury Resources, Inc.†	17,900	407,762
Dril-Quip, Inc.†	277	13,074
Edge Petroleum Corp.†	672	16,740
Encore Acquisition Co.†	1,935	61,997
Energy Partners, Ltd.†	1,311	28,567
Evergreen Solar, Inc.†	1,551	16,518
Foundation Coal Holdings, Inc.	932	35,416
Frontier Oil Corp.	2,151	80,727
FuelCell Energy, Inc.†	1,892	16,025
Global Industries, Ltd.†	60,954	691,828
Grey Wolf, Inc.†	7,492	57,913
Gulf Islands Fabrication, Inc.	358	8,703
Hanover Compressor Co.†	3,526	49,752
Harvest Natural Resources, Inc.†	1,478	13,125
Holly Corp.	806	47,449
Houston Exploration Co.†	1,125	59,400
Hydril Co.†	741	46,387
James River Coal Co.†	514	19,635
KCS Energy, Inc.†	1,949	47,205
KFX, Inc.†	2,308	39,490
McMoRan Exploration Co.†	810	16,014
Meridian Resource Corp.†	3,399	14,276
National-Oilwell Varco, Inc.†	8,235	516,334
Newfield Exploration Co.†	6,800	340,476
Oil States International, Inc.†	1,597	50,593
Ormat Technologies, Inc.	282	7,371
Pacific Ethanol, Inc.†	115	1,244
Penn Virginia Corp.	726	41,672
PetroHawk Energy Corp.†	2,073	27,405
Petroleum Development Corp.†	651	21,704
Petroquest Energy, Inc.†	1,599	13,240
Plug Power, Inc.†	1,983	10,173
Remington Oil & Gas Corp.†	916	33,434
Sunpower Corp.	309	10,503
Superior Well Services, Inc.†	4,753	112,931
XTO Energy, Inc.	10,266	451,088
		7,404,664

FINANCE — 13.5%

Banks — 8.0%
1st Source Corp.	460	11,569
Alabama National Bancorp.	534	34,582
AMCORE Financial, Inc.	10,831	329,371
AmericanWest Bancorp†	408	9,641
Ameris Bancorp	465	9,226
Ames National Corp.	331	8,510

Anchor BanCorp Wisconsin, Inc.	893	27,094
BancFirst Corp.	154	12,166
Bancorp, Inc.†	406	6,902
BancorpSouth, Inc.	3,073	67,821
Banctrust Financial Group, Inc.	5,568	111,917
Bank Corp.†	554	6,321
Bank Mutual Corp.	2,246	23,808
Bank of the Ozarks, Inc.	446	16,457
BankAtlantic Bancorp, Inc., Class A	1,719	24,066
BankFinancial Corp.	960	14,093
Bankrate, Inc.†	372	10,981
Bankunited Financial Corp., Class A	1,016	26,995
Banner Corp.	411	12,823
Boston Private Financial Holdings, Inc.	1,356	41,250
Brookline Bancorp, Inc.	2,441	34,589
Camden National Corp.	292	9,601
Capital City Bank Group, Inc.	480	16,459
Capital Corp. of the West	365	11,844
Capital Crossing Bank†	207	6,914
Capitol Bancorp, Ltd.	489	18,308
Cardinal Financial Corp.†	937	10,307
Cascade Bancorp	661	15,210
Cascade Financial Corp.	1,100	19,528
Cathay General Bancorp	1,785	64,153
Centennial Bank Holdings, Inc.	2,400	29,688
Center Financial Corp.	438	11,020
Central Coast Bancorp†	453	11,207
Charter Financial Corp.	154	5,499
Chemical Financial Corp.	989	31,411
Chittenden Corp.	1,822	50,670
Citizens & Northern Corp.	325	8,330
Citizens Banking Corp.	1,695	47,036
City Bank	1,699	60,433
City Holding Co.	706	25,381
Clifton Savings Bancorp, Inc.	527	5,302
Coastal Financial Corp.	628	8,076
Cobiz, Inc.	576	10,500
Colony Bankcorp, Inc.	215	5,371
Columbia Bancorp	217	8,951
Columbia Banking Systems, Inc.	614	17,530
Commercial Bankshares, Inc.	184	6,508
Community Bancorp Nevada†	212	6,701
Community Bank Systems, Inc.	1,192	26,880
Community Banks, Inc.	846	23,688
Community Trust Bancorp, Inc.	584	17,958
Corus Bankshares, Inc.	732	41,190
Cullen/Frost Bankers, Inc.	6,800	365,024
CVB Financial Corp.	1,848	37,533
Dime Community Bancshares	1,046	15,282
Enterprise Financial Services Corp.†	304	6,895
Eurobancshares, Inc.†	341	4,832
F.N.B. Corp.	2,208	38,331
Farmers Capital Bank Corp.	239	7,347
Fidelity Bankshares, Inc.	881	28,809
Financial Institutions, Inc.	355	6,965
First Bancorp	2,687	33,346
First Bancorp NA	447	9,012
First Busey Corp.	542	11,322
First Charter Corp.	15,293	361,832
First Citizens BancShares, Inc., Class A	237	41,338
First Commonwealth Financial Corp.	2,760	35,687
First Community Bancorp	577	31,372
First Community Bancshares, Inc.	396	12,339
First Defiance Financial Corp.	276	7,477
First Financial Bancorp	1,383	24,230
First Financial Bankshares, Inc.	722	25,313

First Financial Corp.	530	14,310
First Financial Holdings, Inc.	485	14,899
First Indiana Corp.	420	14,440
First Merchants Corp.	727	18,902
First Midwest Bancorp, Inc.	1,794	62,898
First Niagara Financial Group, Inc.	4,539	65,679
First Oak Brook Bancshares, Inc.	260	7,267
First Place Financial Corp.	588	14,141
First Regional Bancorp†	95	6,417
First Republic Bank	850	31,459
First Security Group, Inc.†	26,100	254,214
First South Bancorp, Inc.	190	6,711
First State Bancorp.	14,903	357,523
FirstFed Financial Corp.†	649	35,383
Flagstar Bancorp, Inc.	1,359	19,570
Flushing Financial Corp.	755	11,755
FNB Corp.	286	8,772
Franklin Bank Corp.†	48,193	866,992
Fremont General Corp.	2,548	59,190
Frontier Financial Corp.	967	30,944
Glacier Bancorp, Inc.	1,226	36,841
Gold Banc Corp., Inc.	1,537	28,004
Great Southern Bancorp, Inc.	409	11,293
Greater Bay Bancorp	2,009	51,471
Greene County Bancshares, Inc.	325	8,892
Hancock Holding Co.	1,050	39,701
Hanmi Financial Corp.	1,566	27,969
Harbor Florida Bancshares, Inc.	817	30,270
Harleysville National Corp.	1,083	20,685
Hudson United Bancorp	1,757	73,232
IBERIABANK Corp.	3,026	154,356
Independent Bank Corp. (Massachusetts)	604	17,232
Independent Bank Corp. (Michigan)	872	23,745
Integra Bank Corp.	602	12,847
Interchange Financial Services Corp.	661	11,402
Investors Financial Services Corp.	2,700	99,441
Irwin Financial Corp.	715	15,315
ITLA Capital Corp.†	226	11,040
KNBT Bancorp, Inc.	1,212	19,743
Lakeland Bancorp, Inc.	708	10,408
Lakeland Financial Corp.	232	9,368
Macatawa Bank Corp.	400	14,552
MAF Bancorp, Inc.	1,267	52,428
Main Street Banks, Inc.	615	16,746
Mainsource Financial Group, Inc.	465	8,300
MCG Capital Corp.	1,960	28,596
Mercantile Bank Corp.	298	11,473
Mid-State Bancshares	899	24,048
Midwest Banc Holdings, Inc.	10,121	225,192
Nara Bancorp, Inc.	790	14,046
NASB Financial, Inc.	113	4,448
National Penn Bancshares, Inc.	1,699	32,366
NBT Bancorp, Inc.	1,273	27,484
NewAlliance Bancshares, Inc.	4,481	65,154
Northern Empire Bancshares†	313	7,406
Northwest Bancorp, Inc.	770	16,370
OceanFirst Financial Corp.	352	8,012
Old National Bancorp	2,682	58,038
Old Second Bancorp, Inc.	530	16,202
Omega Financial Corp.	485	13,517
Oriental Financial Group	832	10,284
Pacific Capital Bancorp	14,099	501,642
Park National Corp.	477	48,959
Peapack Gladstone Financial Corp.	326	9,095
Pennsylvania Commerce Bancorp, Inc.†	173	5,510
Peoples Bancorp, Inc.	360	10,271

PFF Bancorp, Inc.	763	23,287
Pinnacle Financial Partners, Inc.†	285	7,119
Placer Sierra Bancshares	263	7,288
Preferred Bank Los Angeles California	162	7,209
Premierwest Bancorp†	541	7,574
PrivateBancorp, Inc.	650	23,121
Prosperity Bancshares, Inc.	840	24,142
Provident Bankshares Corp.	1,294	43,698
Provident Financial Holdings, Inc.	182	4,787
Provident Financial Services, Inc.	2,849	52,735
R&G Financial Corp., Class B	1,093	14,428
Renasant Corp.	408	12,905
Republic Bancorp, Inc.	3,025	35,998
Republic Bancorp, Inc., Class A	282	6,049
Royal Bancshares of Pennsylvania, Inc., Class A	171	3,960
S&T Bancorp, Inc.	1,043	38,403
S.Y. Bancorp, Inc.	468	11,709
Sandy Spring Bancorp, Inc.	575	20,056
Santander Bancorp	209	5,250
SCBT Financial Corp.	316	10,561
Seacoast Banking Corp. of Florida	498	11,429
Security Bank Corp.	412	9,595
Sierra Bancorp	200	4,558
Signature Bank†	47,761	1,340,651
Simmons First National Corp., Class A	564	15,623
Sound Federal Bancorp, Inc.	437	8,347
Southside Bancshares, Inc.	385	7,777
Southwest Bancorp, Inc.	534	10,680
State Bancorp, Inc.	386	6,462
State National Bancshares, Inc.	190	5,073
Sterling Bancorp	8,316	164,075
Sterling Bancshares, Inc.	1,776	27,421
Sterling Financial Corp. (Pennsylvania)	1,003	19,859
Sterling Financial Corp. (Washington)	1,358	33,923
Suffolk Bancorp	417	14,082
Summit Bankshares, Inc.	404	7,264
Summit Financial Group, Inc.	190	4,366
Sun Bancorp, Inc.†	443	8,749
Susquehanna Bancshares, Inc.	1,833	43,405
SVB Financial Group†	1,393	65,248
Taylor Capital Group, Inc.	177	7,151
Texas Capital Bancshares, Inc.†	877	19,654
Texas Regional Bancshares, Inc., Class A	1,616	45,733
Tompkins Trustco, Inc.	2,549	114,195
Trico Bancshares	464	10,853
TrustCo Bank Corp. NY	2,958	36,738
Trustmark Corp.	1,856	50,984
UCBH Holdings, Inc.	32,492	580,957
UMB Financial Corp.	613	39,177
Umpqua Holdings Corp.	17,845	509,118
Union Bankshares Corp.	344	14,826
United Bankshares, Inc.	1,469	51,768
United Community Banks, Inc.	1,240	33,058
United Community Financial Corp.	1,040	12,282
United Security Bancshares, Inc.	227	6,086
Univest Corp. of Pennsylvania	451	10,946
Unizan Financial Corp.	868	23,054
USB Holding Co., Inc.	454	9,834
Vineyard National Bancorp	301	9,283
Virginia Commerce Bancorp, Inc.†	353	10,269
Virginia Financial Group, Inc.	281	10,124
W Holding Co., Inc.	4,289	35,298
Washington Trust Bancorp, Inc.	465	12,174
Webster Financial Corp.	5,200	243,880
WesBanco, Inc.	891	27,095
West Bancorp., Inc.	656	12,267

West Coast Bancorp	581	15,367
Westamerica Bancorp	1,287	68,301
Western Alliance Bancorp.	152	4,540
Western Sierra Bancorp†	261	9,498
Westfield Financial, Inc.	161	3,866
Wilshire Bancorp, Inc.	606	10,417
Wintrust Financial Corp.	916	50,288
WSFS Financial Corp.	216	13,230
Yardville National Bancorp	328	11,365

Financial Services — 3.2%
Accredited Home Lenders Holding Co.†	691	34,260
ACE Cash Express, Inc.†	446	10,414
Advance America Cash Advance Centers, Inc.	2,679	33,220
Advanta Corp., Class B	746	24,200
Advisory Board Co.†	758	36,134
American Equity Investment Life Holding Co.	1,290	16,835
Anworth Mtg. Asset Corp.	1,860	13,578
Apollo Investment Corp.	2,449	43,911
Archipelago Holdings, Inc.†	1,158	57,634
Ares Capital Corp.	1,488	23,912
Arrow Financial Corp.	414	10,826
Asset Acceptance Capital Corp.†	351	7,883
ASTA Funding, Inc.	406	11,100
Bank of Granite Corp.	518	9,599
Berkshire Hills Bancorp, Inc.	302	10,117
Beverly Hills Bancorp, Inc.	539	5,589
BFC Financial Corp., Class A†	947	5,227
BKF Capital Group, Inc.	267	5,060
Calamos Asset Management, Inc., Class A	903	28,399
Candela Corp.†	887	12,808
Capital Southwest Corp.	108	9,774
CapitalSource, Inc.†	22,000	492,800
CBIZ, Inc.†	2,387	14,370
Central Pacific Financial Corp.	12,492	448,713
CharterMac	1,584	33,549
Cohen & Steers, Inc.	329	6,129
Collegiate Funding Services, LLC†	579	11,435
Commercial Capital Bancorp, Inc.	1,737	29,737
CompuCredit Corp.†	878	33,785
Delta Financial Corp.	400	3,352
Digi International, Inc.†	886	9,294
Direct General Corp.	590	9,971
Doral Financial Corp.	3,381	35,839
Encore Capital Group, Inc.†	577	10,011
eSPEED, Inc., Class A†	822	6,338
Euronet Worldwide, Inc†	1,220	33,916
Federal Agricultural Mtg. Corp., Class C	430	12,870
Financial Federal Corp.	6,984	310,439
First Acceptance Corp.†	667	6,863
Flanders Corp.†	515	6,262
GAMCO Investors, Inc,	275	11,971
GB&T Bancshares, Inc.	489	10,470
GFI Group, Inc.†	230	10,909
Gladstone Capital Corp.	444	9,493
Gladstone Investment Corp.	650	8,834
Global Cash Access, Inc.	632	9,221
Greenhill & Co., Inc.	470	26,395
Hartmarx Corp.†	1,013	7,912
Heartland Financial USA, Inc.	416	9,027
Heartland Payment Systems, Inc.	15,322	331,875
Heritage Commerce Corp.†	466	10,019
Horizon Financial Corp.	397	8,670
Huron Consulting Group, Inc.†	262	6,285
IntercontinentalExchange, Inc.	740	26,899
International Securities Exchange, Inc.†	443	12,191

Investment Technology Group, Inc.†	1,556	55,145
Investors Bancorp, Inc.	2,086	23,009
Ipayment, Inc.†	506	21,009
Jackson Hewitt Tax Service, Inc.	1,477	40,928
Jacuzzi Brands, Inc.†	3,011	25,292
Kearny Financial Corp.	857	10,455
Knight Capital Group, Inc.†	4,241	41,944
LaBranche & Co., Inc.†	2,118	21,413
MarketAxess Holdings, Inc.†	26,051	297,763
MB Financial, Inc.	862	30,515
MBT Financial Corp.	572	9,266
MoneyGram International, Inc.	3,390	88,411
Morningstar, Inc.†	334	11,570
Nasdaq Stock Market, Inc.†	1,752	61,635
National Financial Partners Corp.	1,384	72,729
NBC Capital Corp.	272	6,471
NCO Group, Inc.†	1,260	21,319
NGP Capital Resources Co.	683	8,968
Ocwen Financial Corp.†	1,350	11,745
OptionsXpress Holdings, Inc.	809	19,861
Partners Trust Financial Group, Inc.	1,959	23,606
Pennfed Financial Services, Inc.	358	6,594
Piper Jaffray Cos.†	806	32,562
Portfolio Recovery Associates, Inc.†	13,212	613,565
PRG Shultz International, Inc.†	1,530	933
Provident New York Bancorp	1,595	17,561
QC Holdings, Inc.†	273	3,148
Rockville Financial, Inc.†	323	4,215
Sanders Morris Haris Group, Inc.	498	8,162
Stifel Financial Corp.†	330	12,405
SWS Group, Inc.	603	12,627
Technology Investment Capital Corp.	523	7,897
Tierone Corp.	712	20,940
TNS, Inc.†	419	8,036
Tower Group, Inc.	658	14,463
United Financial Bancorp, Inc.	315	3,632
United Panam Financial Corp.†	196	5,071
Universal American Financial Corp.†	1,011	15,246
Viad Corp.	874	25,634
Waddell & Reed Financial, Inc., Class A	2,988	62,658
Wauwatosa Holdings, Inc.	418	4,782
World Acceptance Corp.†	746	21,261
Wright Express Corp.†	1,578	34,716

Insurance — 2.3%
21st Century Insurance Group#	1,264	20,452
Affirmative Insurance Holdings, Inc.	334	4,873
Alfa Corp.	1,276	20,544
American Physicians Capital, Inc.†	289	13,233
Argonaut Group, Inc.†	1,181	38,701
Baldwin & Lyons, Inc., Class B	295	7,169
Bristol West Holdings, Inc.	681	12,959
Ceres Group, Inc.†	1,357	7,016
Citizens, Inc.†	1,324	7,216
CNA Surety Corp.†	17,713	258,078
Crawford & Co., Class B	915	5,270
Delphi Financial Group, Inc., Class A	1,094	50,335
Donegal Group, Inc., Class A	371	8,622
EMC Insurance Group, Inc.	14,833	295,770
Enstar Group, Inc.†	128	8,480
FBL Financial Group, Inc., Class A	509	16,700
FPIC Insurance Group, Inc.†	399	13,845
Great American Financial Resources, Inc.	332	6,587
Harleysville Group, Inc.	520	13,780
Hilb, Rogal & Hamilton Co.	1,258	48,446
Horace Mann Educators Corp.	1,683	31,910

Independence Holding Co.	171	3,343
Infinity Property & Casualty Corp.	812	30,215
James River Group, Inc.	161	3,196
Kansas City Life Insurance Co.	144	7,212
KMG America Corp.†	830	7,619
LandAmerica Financial Group, Inc.	708	44,179
LifeCell Corp.†	1,260	24,028
Midland Co.	11,321	408,009
National Interstate Corp.†	167	3,185
National Western Life Insurance Co., Class A†	88	18,208
Navigators Group, Inc.†	440	19,188
Odyssey Re Holdings Corp.	494	12,390
Ohio Casualty Corp.	2,459	69,639
Phoenix Cos., Inc.	3,730	50,877
PICO Holdings, Inc.†	335	10,807
PMA Capital Corp., Class A†	1,250	11,413
PMI Group, Inc.	12,300	505,161
Presidential Life Corp.	805	15,327
ProAssurance Corp.†	1,098	53,407
Republic Cos Group, Inc.	236	3,653
RLI Corp.	6,982	348,192
Safety Insurance Group, Inc.	457	18,449
SeaBright Insurance Holdings, Inc.†	298	4,956
Selective Insurance Group, Inc.	1,113	59,100
State Auto Financial Corp.	550	20,053
Stewart Information Services Corp.	670	32,609
Triad Guaranty, Inc.†	7,450	327,725
UICI	1,384	49,146
United Fire & Casualty Co.	668	27,007
USI Holdings Corp.†	1,780	24,511
Zenith National Insurance Corp.	1,018	46,950
		18,128,750

HEALTHCARE — 10.4%

Drugs — 4.2%
Abgenix, Inc.†	3,523	75,780
Acadia Pharmaceuticals, Inc.†	641	6,314
Adams Respiratory Therapeutics, Inc.	312	12,686
Adolor Corp.†	1,534	22,396
Alexion Pharmaceuticals, Inc.†	1,205	24,401
Alkermes, Inc.†	3,546	67,800
Alpharma, Inc., Class A	1,563	44,561
Amylin Pharmaceuticals, Inc.†	4,310	172,055
Andrx Corp.†	2,873	47,318
Antigenics, Inc.†	1,132	5,388
Applera Corp. - Celera Genomics Group†	2,895	31,729
Arena Pharmaceuticals, Inc.†	1,384	19,680
ARIAD Pharmaceuticals, Inc.†	2,374	13,888
Arqule, Inc.†	1,238	7,577
Array Biopharma, Inc.†	1,235	8,657
AVANIR Pharmaceuticals, Class A†	4,492	15,452
Barrier Therapeutics, Inc.†	543	4,453
Bio-Rad Laboratories, Inc., Class A†	693	45,350
BioMarin Pharmaceutical, Inc.†	2,875	30,993
Caraco Pharmaceutical Laboratories, Ltd.†	356	3,197
Connetics Corp.†	1,366	19,739
Cubist Pharmaceuticals, Inc.†	2,092	44,455
CuraGen Corp.†	1,852	5,704
CV Therapeutics, Inc.†	12,293	304,006
Cypress Biosciences, Inc.†	1,194	6,901
Dendreon Corp.†	2,325	12,602
Digene Corp.†	650	18,961
Discovery Laboratories, Inc.†	2,295	15,331
Diversa Corp.†	864	4,147
Dov Pharmaceutical, Inc.†	893	13,109

Durect Corp.†	1,653	8,381
DUSA Pharmaceuticals, Inc.†	17,664	190,241
EGL, Inc.†	1,272	47,789
Encysive Pharmaceuticals, Inc.†	2,281	17,997
Enzo Biochem, Inc.†	1,079	13,401
Enzon Pharmaceuticals, Inc.†	1,722	12,743
Exelixis, Inc.†	3,259	30,700
First Horizon Pharmaceutical Corp.†	1,084	18,699
Geron Corp.†	2,509	21,602
HealthExtras, Inc.†	838	21,034
I-Flow Corp.†	783	11,447
ICOS Corp.†	2,506	69,241
Idenix Pharmaceuticals, Inc.†	566	9,684
Illumina, Inc.†	1,409	19,867
ImmunoGen, Inc.†	1,610	8,259
Incyte Corp.†	3,263	17,424
Inspire Phamaceutical, Inc.†	1,651	8,387
Integra LifeSciences Holdings Corp.†	42,806	1,517,901
Isis Pharmaceuticals, Inc.†	2,834	14,850
Ista Pharmaceuticals, Inc.†	505	3,212
KV Pharmaceutical Co., Class A†	1,409	29,025
Marshall Edwards, Inc.†	276	1,725
Martek Biosciences Corp.†	1,233	30,344
Maxygen, Inc.†	1,002	7,525
Medarex, Inc.†	4,345	60,178
Medicines Co.†	31,140	543,393
Medicis Pharmaceutical Corp., Class A	2,130	68,267
MGI Pharma, Inc.†	3,018	51,789
Momenta Pharmaceuticals, Inc.†	373	8,221
Myogen, Inc.†	813	24,520
Nanogen, Inc.†	2,127	5,573
Neopharm, Inc.†	675	7,283
Neurocrine Biosciences, Inc.†	1,438	90,206
Neurogen Corp.†	892	5,878
New River Pharmaceuticals, Inc.†	238	12,347
Northfield Laboratories, Inc.†	922	12,355
Noven Pharmaceuticals, Inc.†	925	13,995
NPS Pharmaceuticals, Inc.†	1,804	21,359
Onyx Pharmaceuticals, Inc.†	7,986	229,677
Pain Therapeutics, Inc.†	1,096	7,409
Par Pharmaceutical Cos., Inc.†	19,342	606,178
Parexel International Corp.†	1,025	20,767
Penwest Pharmaceuticals Co.†	853	16,651
Perrigo Co.	3,289	49,039
Pharmion Corp,†	963	17,113
Pozen, Inc.†	938	8,995
Prestige Brands Holdings, Inc.†	1,099	13,738
Progenics Pharmaceuticals, Inc.†	785	19,633
Regeneron Pharmaceuticals, Inc.†	1,364	21,756
Renovis, Inc.†	14,176	216,893
Salix Pharmaceuticals, Ltd.†	1,774	31,187
Star Scientific, Inc.†	1,337	3,142
SuperGen, Inc.†	2,009	10,145
Tanox, Inc.†	961	15,732
Tercica, Inc.†	412	2,954
Trimeris, Inc.†	696	7,997
United Therapeutics Corp.†	888	61,379
Vertex Pharmaceuticals, Inc.†	3,718	102,877
ViaCell, Inc.†	292	1,641
Xenoport, Inc.	180	3,236
Zymogenetics, Inc.†	1,194	20,310

Health Services — 4.1%
Aastrom Biosciences, Inc.†	3,996	8,432
Adeza Biomedical Corp.†	155	3,263
Alliance Imaging, Inc.†	510	3,035

Allied Healthcare International, Inc.†	1,193	7,325
Allion Healthcare, Inc.	143	1,666
Allscripts Heathcare Solutions, Inc.†	1,318	17,661
Amedisys, Inc.†	607	25,640
America Service Group, Inc.†	427	6,772
American Dental Partners, Inc.†	469	8,480
American Healthways, Inc.†	5,802	262,541
American Retirement Corp.†	1,087	27,316
AMERIGROUP Corp.†	12,206	237,529
AMICAS, Inc.†	1,886	9,355
AMN Healthcare Services, Inc.†	454	8,980
Amsurg Corp.†	1,158	26,472
Angelica Corp.	360	5,954
Apria Healthcare Group, Inc.†	14,021	338,046
Beverly Enterprises, Inc.†	4,298	50,158
Bio-Reference Laboratories, Inc.†	398	7,486
Brookdale Senior Living, Inc.	436	12,997
Centene Corp.†	13,242	348,132
Cerner Corp.†	5,700	518,187
Coley Pharmaceutical Group, Inc.	239	3,623
Conor Medsystems, Inc.†	327	6,327
Corvel Corp.†	229	4,349
Cotherix, Inc.†	575	6,107
Dendrite International, Inc.†	15,872	228,716
Diagnostic Products Corp.	896	43,501
Drugstore.com, Inc.†	2,680	7,638
Eclipsys Corp.†	1,503	28,452
Genesis Healthcare Corp.†	778	28,413
Genomic Health, Inc.	198	1,804
Gentiva Health Services, Inc.†	916	13,502
Healthcare Services Group, Inc.	1,044	21,621
Horizon Health Corp.†	413	9,346
IDX Systems Corp.†	984	43,217
Introgen Therapeutics, Inc.†	778	4,100
Intuitive Surgical, Inc.†	1,364	159,956
Kindred Healthcare, Inc.†	13,318	343,072
Laserscope, Inc.†	780	17,519
LHC Group, Inc.	173	3,015
LifePoint Hospitals, Inc.†	5,300	198,750
Magellan Health Services, Inc.†	1,057	33,243
Matria Healthcare, Inc.†	805	31,202
Medcath Corp.†	288	5,342
MedQuist, Inc.†	16,700	202,905
Merge Technologies, Inc.†	808	20,232
Meridian Bioscience, Inc.	725	14,602
Metrologic Instruments, Inc.†	463	8,917
Micro Therapeutics, Inc.†	396	2,744
Molina Healthcare, Inc.†	434	11,562
Monogram Biosciences, Inc.†	4,774	8,927
Nabi Biopharmaceuticals†	2,310	7,808
National Dentex Corp.†	16,000	360,640
National Healthcare Corp.	247	9,233
NDCHealth Corp.	1,415	27,210
Nuvelo, Inc.†	1,649	13,373
Odyssey Healthcare, Inc.†	1,354	25,239
Option Care, Inc.	850	11,356
Orchid Cellmark, Inc.†	960	7,296
PainCare Holdings, Inc.†	1,816	5,920
Pediatrix Medical Group, Inc.†	5,470	484,478
PRA International†	441	12,414
Psychiatric Solutions, Inc.†	999	58,681
Radiation Therapy Services, Inc.†	434	15,325
RehabCare Group, Inc.†	16,857	340,511
Res-Care, Inc.†	793	13,774
SonoSite, Inc.†	605	21,181
Specialty Laboratories, Inc.†	282	3,680

StemCells, Inc.†	2,454	8,466
Stratagene Corp.†	275	2,761
Sunrise Senior Living, Inc.†	1,300	43,823
Symbion, Inc.†	680	15,640
Threshold Pharmaceuticals, Inc.†	265	3,829
U.S. Physical Therapy, Inc.†	467	8,625
United Surgical Partners International, Inc.†	15,248	490,223
Vistacare, Inc., Class A†	433	5,413
WellCare Health Plans, Inc.†	731	29,861

Hotels & Casinos — 0.1%
National Medical Health Card Systems, Inc.	7,100	193,120

Medical Products — 2.0%
Abaxis, Inc.†	777	12,805
ABIOMED, Inc.†	746	6,893
Align Technology, Inc.†	2,413	15,612
American Medical Systems Holdings, Inc.†	2,706	48,248
AngioDynamics, Inc.†	86	2,196
Animas Corp.†	481	11,616
Arrow International, Inc.	831	24,091
ArthroCare Corp.†	952	40,117
Aspect Medical Systems, Inc.†	638	21,915
AtheroGenics, Inc.†	1,480	29,615
Bentley Pharmaceuticals, Inc.†	28,516	467,948
Bioenvision, Inc.†	1,587	10,363
BioScrip, Inc.†	1,450	10,933
Biosite, Inc.†	663	37,320
Bruker BioSciences Corp.†	1,468	7,134
Caliper Life Sciences, Inc.†	1,175	6,909
Cantel Medical Corp.†	442	7,929
Cell Genesys, Inc.†	1,782	10,567
Cell Therapeutics, Inc.†	2,821	6,150
Cepheid, Inc.†	1,667	14,636
CONMED Corp.†	1,153	27,280
Curis, Inc.†	1,880	6,693
Cyberonics, Inc.†	835	26,971
Datascope Corp.	459	15,170
Decode Genetics, Inc.†	2,141	17,685
DexCom, Inc.†	173	2,581
DJ Orthopedics, Inc.†	852	23,498
Encore Medical Corp.†	1,582	7,831
EPIX Pharmaceuticals, Inc.†	860	3,474
ev3, Inc.	12,780	188,377
Foxhollow Technologies, Inc.†	545	16,236
Genitope Corp.†	936	7,441
GTX, Inc.†	365	2,759
Haemonetics Corp.†	1,010	49,349
Hayes Lemmerz International, Inc.†	1,486	5,231
HealthTronics Surgical Services, Inc.†	1,328	10,159
Hi-Tech Pharmacal Co., Inc.†	202	8,947
Hologic, Inc.†	1,711	64,881
Human Genome Sciences, Inc.†	5,143	44,024
ICU Medical, Inc.†	543	21,291
Immucor, Inc.†	1,778	41,534
InterMune, Inc.†	981	16,481
Intralase Corp.†	510	9,093
Invacare Corp.	1,204	37,914
Inverness Medical Innovations, Inc.†	791	18,755
IRIS International, Inc.†	644	14,078
Kensey Nash Corp.†	367	8,085
Keryx Biopharmaceuticals, Inc.†	1,083	15,855
Kyphon, Inc.†	1,138	46,465
LCA-Vision, Inc.	799	37,960
Lexicon Genetics, Inc.†	2,495	9,107
Lifeline Systems, Inc.†	481	17,585

Luminex Corp.†	1,002	11,643
Mannkind Corp.†	995	11,204
Medis Technologies, Ltd.†	583	8,576
Mentor Corp.	1,265	58,291
Merit Medical Systems, Inc.†	1,032	12,528
Molecular Devices Corp.†	664	19,210
Myriad Genetics, Inc.†	1,532	31,866
Nastech Pharmaceutical, Inc.†	809	11,908
Nektar Therapeutics†	3,335	54,894
Neurometrix, Inc.†	224	6,111
NitroMed, Inc.†	645	8,998
NuVasive, Inc.†	600	10,860
Nxstage Medical, Inc.	226	2,703
OccuLogix, Inc.†	438	3,154
OraSure Technologies, Inc.†	1,754	15,470
Palomar Medical Technologies, Inc.†	662	23,196
PolyMedica Corp.	946	31,663
PSS World Medical, Inc.†	2,537	37,649
Quality Systems, Inc.†	295	22,644
Rigel Pharmaceuticals, Inc.†	926	7,741
Savient Pharmaceuticals, Inc.†	2,386	8,924
Seattle Genetics, Inc.†	978	4,616
Serologicals Corp.†	1,365	26,945
Somanetics Corp.†	399	12,768
Stereotaxis, Inc.†	524	4,512
STERIS Corp.	2,720	68,054
SurModics, Inc.†	593	21,935
Sybron Dental Specialties, Inc.†	1,574	62,661
Symmetry Medical, Inc.†	327	6,341
Techne Corp.†	3,700	207,755
Telik, Inc.†	2,040	34,660
ThermoGenesis Corp.†	1,800	8,694
Thoratec Corp.†	1,901	39,332
Tiens Biotech Group USA, Inc.†	153	554
TriPath Imaging, Inc.†	1,187	7,169
USANA Health Sciences, Inc.†	404	15,497
Ventana Medical Systems, Inc.†	1,218	51,582
Viasys Healthcare, Inc.†	1,224	31,457
Vital Images, Inc.†	482	12,604
Vital Signs, Inc.	216	9,249
Vnus Medical Technologies†	191	1,601
West Pharmaceutical Services, Inc.	1,221	30,562
Wright Medical Group, Inc.†	1,139	23,236
Young Innovations, Inc.	186	6,339
Zoll Medical Corp.†	376	9,471
		14,030,546

INDUSTRIAL & COMMERCIAL — 18.5%

Aerospace & Military Technology — 3.0%
AAR Corp.†	1,273	30,488
Alliant Techsystems, Inc.†	11,100	845,487
Armor Holdings, Inc.†	1,356	57,833
BE Aerospace, Inc.†	2,252	49,544
Curtiss-Wright Corp.	848	46,301
DRS Technologies, Inc.	28,573	1,469,224
EDO Corp.	622	16,831
Engineered Support Systems, Inc.	1,626	67,707
Esterline Technologies Corp.†	15,985	594,482
GenCorp, Inc.†	2,138	37,949
HEICO Corp.	845	21,869
HEICO Corp., Class A	13,100	268,812
Herley Industries, Inc.†	507	8,371
Innovative Solutions & Support, Inc.†	524	6,697
K&F Industries Holdings, Inc.	705	10,829
Kaman Corp., Class A	869	17,111

Moog, Inc., Class A†	1,331	37,774
MTC Technologies, Inc.†	395	10,815
Orbital Sciences Corp.†	25,681	329,744
Sequa Corp., Class A†	248	17,124
Sturm Ruger & Co., Inc.	832	5,832
Teledyne Technologies, Inc.†	1,297	37,743
Triumph Group, Inc.†	624	22,845
United Industrial Corp.	385	15,927

Business Services — 6.2%
Aaron Rents, Inc.	1,530	32,252
ABM Industries, Inc.	1,550	30,302
Actuant Corp., Class A	1,050	58,590
Administaff, Inc.	812	34,145
Albany Molecular Research, Inc.†	932	11,324
Alderwoods Group, Inc.†	1,574	24,979
Alico, Inc.	150	6,778
Alliance Data Systems Corp.†	17,400	619,440
AMERCO, Inc.†	403	29,036
American Ecology Corp.	474	6,840
AMIS Holdings, Inc.†	1,725	18,371
Arbitron, Inc.	8,132	308,853
Aviall, Inc.†	1,319	37,987
Banta Corp.	974	48,505
Beacon Roofing Supply, Inc.†	648	18,617
Bearingpoint, Inc.†	7,203	56,616
Bell Microproducts, Inc.†	1,137	8,698
Black Box Corp.	8,761	415,096
BlueLinx Holdings, Inc.	359	4,039
Bowne & Co., Inc.	1,342	19,915
Brady Corp., Class A	1,618	58,539
Bright Horizons Family Solutions, Inc.†	1,066	39,495
Brightpoint, Inc.†	1,067	29,588
Building Material Holding Corp.	546	37,243
Calgon Carbon Corp.	1,326	7,545
Casella Waste Systems, Inc., Class A†	759	9,708
Catalina Marketing Corp.	9,852	249,748
CDI Corp.	491	13,453
Central Parking Corp.	788	10,811
Cenveo, Inc.†	2,075	27,307
Chemed Corp.	989	49,134
CLARCOR, Inc.	2,022	60,074
Clark, Inc.	635	8,414
Clean Harbors, Inc.†	669	19,274
Cogent, Inc.†	939	21,297
Coinstar, Inc.†	997	22,762
Consolidated Graphics, Inc.†	443	20,972
CoStar Group, Inc.†	638	27,542
CRA International, Inc.†	436	20,793
Cross Country Healthcare, Inc.†	23,365	415,430
CSG Systems International, Inc.†	10,269	229,204
Darling International, Inc.†	2,509	9,961
DeVry, Inc.†	2,286	45,720
DiamondCluster International, Inc.†	1,166	9,258
Duratek, Inc.†	548	8,182
Educate, Inc.†	719	8,484
Electro Rent Corp.†	705	10,512
EMCOR Group, Inc.†	6,306	425,844
EnerSys†	1,806	23,550
Ennis, Inc.	998	18,134
Escala Group, Inc.	222	4,502
Exponent, Inc.†	313	8,883
Federal Signal Corp.	1,900	28,519
First Advantage Corp., Class A†	312	8,334
Forrester Research, Inc.†	508	9,525
FTD Group, Inc.†	523	5,434

FTI Consulting, Inc.†	1,532	42,038
Gartner, Inc., Class A†	2,181	28,135
Geo Group, Inc.†	375	8,599
Gevity HR, Inc.	1,086	27,932
Granite Construction, Inc.	1,355	48,658
Handleman Co.	807	10,023
Harsco Corp.	6,100	411,811
Heidrick & Struggles International, Inc.†	766	24,550
Hooper Holmes, Inc.	2,561	6,531
Hudson Highland Group, Inc.†	943	16,370
Hughes Supply, Inc.	2,607	93,461
Infrasource Services, Inc.†	507	6,632
Input/Output, Inc.†	2,742	19,276
Insituform Technologies, Inc., Class A†	1,052	20,377
Intevac, Inc.†	800	10,560
John H. Harland Co.	7,883	296,401
Kelly Services, Inc., Class A	719	18,852
Kenexa Corp.	225	4,747
Kforce, Inc.†	1,262	14,084
Korn/Ferry International†	4,841	90,478
Labor Ready, Inc.†	21,178	440,926
Landauer, Inc.	352	16,224
Layne Christensen Co.†	374	9,511
Lincoln Educational Services Corp.	151	2,153
LKQ Corp.†	649	22,468
Marlin Business Services, Inc.†	253	6,044
Maximus, Inc.	752	27,591
McGrath Rentcorp	808	22,462
Mestek, Inc.†	110	1,441
Mine Safety Appliances Co.	1,134	41,062
Mobile Mini, Inc.†	580	27,492
MPS Group, Inc.†	4,069	55,623
MWI Veterinary Supply, Inc.	188	4,852
Navarre Corp.†	1,006	5,563
Navigant Consulting, Inc.†	1,935	42,531
NuCo2, Inc.†	421	11,737
Odyssey Marine Exploration, Inc.†	1,540	5,452
Overstock.com, Inc.†	411	11,570
Owens & Minor, Inc.	1,554	42,782
Patrick Industries, Inc.†	17,800	188,500
Paxar Corp.†	1,378	27,050
Pegasus Solutions, Inc.†	14,213	127,491
PeopleSupport, Inc.	20,600	174,894
PHH Corp.†	2,064	57,833
Pre-Paid Legal Services, Inc.	384	14,673
Providence Service Corp.†	371	10,681
Quanta Services, Inc.†	4,580	60,319
Resources Connection, Inc.†	1,868	48,680
Rollins, Inc.	1,129	22,253
ScanSource, Inc.†	497	27,176
Senomyx, Inc.†	946	11,466
SFBC International, Inc.†	703	11,255
Sotheby’s Holdings, Inc., Class A†	13,932	255,792
Source Interlink Cos., Inc.†	1,296	14,412
SOURCORP, Inc.†	615	14,748
Spherion Corp.†	2,420	24,224
StarTek, Inc.	439	7,902
Stewart Enterprises, Inc., Class A	4,173	22,576
TeleTech Holdings, Inc.†	1,400	16,870
Tetra Tech, Inc.†	2,054	32,186
TRM Corp.†	510	3,799
United Rentals, Inc.†	2,643	61,820
United Stationers, Inc.†	10,103	489,995
Universal Display Corp.†	923	9,701
UNOVA, Inc.†	1,918	64,828
URS Corp.†	1,602	60,251

ValueVision Media, Inc., Class A†	1,072	13,507
Vertrue, Inc.†	299	10,564
Volt Information Sciences, Inc.†	316	6,010
Waste Connections, Inc.†	1,838	63,337
Waste Industries USA, Inc.	217	2,795
Waste Services, Inc.†	2,505	8,342
Watsco, Inc.	841	50,300
Watson Wyatt & Co. Holdings	16,150	450,585
WESCO International, Inc.†	1,259	53,797

Electrical Equipment — 3.4%
A.O. Smith Corp.	659	23,131
Acuity Brands, Inc.	1,724	54,823
Advanced Energy Industries, Inc.†	1,091	12,906
Ametek, Inc.	29,000	1,233,660
Artesyn Technologies, Inc.†	1,472	15,162
Asyst Technologies, Inc.†	1,868	10,685
Axcelis Technologies, Inc.†	3,933	18,760
Baldor Electric Co.	1,303	33,422
C&D Technologies, Inc.	995	7,582
Cabot Microelectronics Corp.†	7,769	227,865
Crane Co.	16,432	579,557
ElkCorp	792	26,659
Franklin Electric Co., Inc.	872	34,479
General Cable Corp.†	1,552	30,574
KEMET Corp.†	3,395	24,003
LeCroy Corp.†	484	7,400
Littelfuse, Inc.†	880	23,980
Otter Tail Corp.	1,145	33,182
Power-One, Inc.†	2,928	17,627
Roper Industries, Inc.	53,000	2,094,030
Superior Essex, Inc.†	672	13,547
Vicor Corp.	753	11,905

Machinery — 4.5%
AGCO Corp.†	3,550	58,823
Alamo Group, Inc.	242	4,961
Albany International Corp., Class A	14,118	510,507
Applied Industrial Technologies, Inc.	1,180	39,754
AptarGroup, Inc.	7,100	370,620
Astec Industries, Inc.†	617	20,151
Blount International, Inc.†	1,170	18,638
Briggs & Stratton Corp.	2,025	78,550
Bucyrus International, Inc., Class A	798	42,055
Cascade Corp.	480	22,517
Cognex Corp.	1,626	48,926
Flowserve Corp.†	2,170	85,845
Formfactor, Inc.†	1,328	32,443
Gardner Denver, Inc.†	986	48,610
Gehl Co.†	462	12,127
Global Power Equipment Group, Inc.†	1,403	6,341
Gorman-Rupp Co.	359	7,937
IDEX Corp.	41,500	1,706,065
iRobot Corp.	179	5,966
JLG Industries, Inc.	2,001	91,366
Kadant, Inc.†	546	10,101
Kennametal, Inc.	8,490	433,330
Kulicke & Soffa Industries, Inc.†	2,032	17,963
Lawson Products, Inc.	180	6,793
Lincoln Electric Holdings, Inc.	1,440	57,110
Lindsay Manufacturing Co.	4,555	87,593
Lone Star Technologies, Inc.†	1,172	60,545
Manitowoc Co., Inc.	1,181	59,310
Matthews International Corp., Class A	8,152	296,814
Middleby Corp.†	199	17,213
NACCO Industries, Inc., Class A	204	23,899

Nordson Corp.	978	39,619
Pentair, Inc.	14,100	486,732
Photon Dynamics, Inc.†	664	12,138
Presstek, Inc.†	1,148	10,378
Regal-Beloit Corp.	1,014	35,896
Robbins & Myers, Inc.	456	9,280
Sauer-Danfoss, Inc.	23,195	436,298
Snap-On, Inc.	6,500	244,140
Standex International Corp.	485	13,464
Stewart & Stevenson Services, Inc.	1,136	24,004
Tecumseh Products Co., Class A	649	14,869
Tennant Co.	309	16,068
TurboChef Technologies, Inc.†	502	7,209
Valence Technology, Inc.†	1,728	2,661
Westinghouse Air Brake Technologies Corp.	15,435	415,201

Multi-Industry — 0.3%
Andersons, Inc.	261	11,244
Eagle Materials, Inc.	720	88,099
Enpro Industries, Inc.†	822	22,153
ESCO Technologies, Inc.†	1,000	44,490
Freightcar America, Inc.	329	15,818
Griffon Corp.†	1,144	27,239
Perini Corp.†#	757	18,282
Plexus Corp.†	1,702	38,703
Raven Industries, Inc.	614	17,714
Reddy Ice Holdings, Inc.	400	8,724
Tredegar Corp.	1,125	14,501
Trinity Industries, Inc.	1,613	71,085

Transportation — 1.1%
ABX Air, Inc.†	2,287	17,907
Arkansas Best Corp.	11,295	493,365
Covenant Transport, Inc., Class A†	312	4,362
Dynamex, Inc.†	455	8,672
Florida East Coast Industries, Inc., Class A	1,272	53,895
Forward Air Corp.	1,269	46,509
Frozen Food Express Industries†	588	6,486
GATX Corp.	1,727	62,310
Genesee & Wyoming, Inc., Class A†	914	34,321
Greenbrier Cos., Inc.	244	6,930
Gulfmark Offshore, Inc.†	582	17,239
Heartland Express, Inc.	1,795	36,420
Horizon Lines, Inc.	565	6,853
Hub Group, Inc., Class A†	765	27,043
Interpool, Inc.	320	6,042
Kansas City Southern, Inc.†	3,216	78,567
Kirby Corp.†	7,257	378,598
Knight Transportation, Inc.	2,232	46,269
Maritrans, Inc.	334	8,691
Marten Transport, Ltd.†	583	10,622
Offshore Logistics, Inc.†	915	26,718
Old Dominion Freight Lines, Inc.†	1,106	29,840
Pacer International, Inc.	1,466	38,204
PAM Transportation Services, Inc.†	230	4,092
Pinnacle Airlines Corp.†	719	4,796
RailAmerica, Inc.†	1,483	16,298
Republic Airways Holdings, Inc.†	593	9,013
SCS Transportation, Inc.†	596	12,665
Sirva, Inc.†	921	7,368
TAL International Group, Inc.	452	9,334
U.S. Xpress Enterprises, Inc., Class A†	372	6,465
Universal Truckload Services, Inc.†	206	4,738
USA Truck, Inc.†	246	7,166
Werner Enterprises, Inc.	2,008	39,557
		24,869,684

INFORMATION & ENTERTAINMENT — 5.0%

Broadcasting & Media — 0.7%
4Kids Entertainment, Inc.†	523	8,206
Acxiom Corp.	3,452	79,396
ADVO, Inc.	1,227	34,577
aQuantive, Inc.†	2,224	56,134
Audiovox Corp., Class A†	670	9,286
Beasley Broadcast Group, Inc., Class A†	275	3,715
Charter Communications, Inc., Class A†	14,742	17,985
Citadel Broadcasting Corp.†	1,721	23,130
Courier Corp.	387	13,290
Cox Radio, Inc., Class A†	1,507	21,219
Crown Media Holdings, Inc., Class A†	574	5,264
Cumulus Media, Inc., Class A†	2,074	25,738
Emmis Communications Corp., Class A†	1,255	24,987
Entercom Communications Corp.†	1,415	41,983
Entravision Communications Corp., Class A†	3,005	21,396
Fisher Communications, Inc.†	260	10,772
Gemstar-TV Guide International, Inc.†	9,666	25,228
Glenayre Technologies, Inc.†	2,627	8,538
Gray Television, Inc.	1,697	16,665
Journal Communications, Inc., Class A	1,096	15,289
Liberty Corp.	606	28,367
Lin TV Corp., Class A†	1,065	11,864
LodgeNet Entertainment Corp.†	635	8,852
Macrovision Corp.†	1,980	33,125
Media General, Inc., Class A	844	42,791
Mediacom Communications Corp., Class A†	2,422	13,297
Outdoor Channel Holdings, Inc.†	279	3,766
Playboy Enterprises, Inc., Class B†	803	11,154
Polycom, Inc.†	3,848	58,874
Primedia, Inc.†	5,936	9,557
Radio One, Inc., Class D†	3,284	33,989
Reader’s Digest Assoc., Inc.	3,909	59,495
Regent Communications, Inc.†	1,390	6,450
Saga Communications, Inc., Class A†	672	7,305
Salem Communications Corp., Class A†	467	8,168
Scholastic Corp.†	1,292	36,835
Sinclair Broadcast Group, Inc., Class A	1,727	15,888
Spanish Broadcasting System, Inc., Class A†	1,513	7,731
Thomas Nelson, Inc.	450	11,092
Valassis Communications, Inc.†	1,961	57,006
Value Line, Inc.	50	1,747
Ventiv Health, Inc.†	1,049	24,777
World Wrestling Entertainment, Inc.	787	11,553
WorldSpace, Inc.	466	6,762
WPT Enterprises, Inc.†	213	1,265

Entertainment Products — 0.3%
Applied Films Corp.†	585	12,151
Atari, Inc.†	2,116	2,285
Callaway Golf Co.	2,998	41,492
DTS, Inc.†	679	10,049
Hollinger International, Inc., Class A	2,317	20,760
JAKKS Pacific, Inc.†	989	20,710
Journal Register Co.	1,638	24,488
Leapfrog Enterprises, Inc.†	16,772	195,394
Life Time Fitness, Inc.†	918	34,967
Majesco Entertainment Co.†	598	700
Midway Games, Inc.†	699	13,260
Multimedia Games, Inc.†	1,076	9,953
Steinway Musical Instruments, Inc.†#	277	7,066
Sunterra Corp.†	763	10,850
Universal Electronics, Inc.†	532	9,166

Leisure & Tourism — 4.0%
AFC Enterprises, Inc.†	780	11,794
AirTran Holdings, Inc.†	16,608	266,226
Alaska Air Group, Inc.†	1,067	38,113
Alliance Gaming Corp.†	2,006	26,118
Ambassadors Group, Inc.	661	15,130
Ameristar Casinos, Inc.	960	21,792
Arctic Cat, Inc.	533	10,692
Arden Group, Inc., Class A	49	4,459
Aztar Corp.†	1,374	41,756
Bluegreen Corp.†	814	12,861
Bob Evans Farms, Inc.	1,388	32,007
Boyd Gaming Corp.	9,700	462,302
Buffalo Wild Wings, Inc.†	272	9,033
California Pizza Kitchen, Inc.†	758	24,233
Carmike Cinemas, Inc.	483	12,249
CEC Entertainment, Inc.†	1,379	46,941
Churchill Downs, Inc.	305	11,203
CKE Restaurants, Inc.	2,316	31,289
Continental Airlines, Inc., Class B†	3,347	71,291
Dave & Buster’s, Inc.†	550	9,686
Denny’s Corp.†	3,560	14,347
Domino’s Pizza, Inc.	1,248	30,202
Dover Downs Gaming & Entertainment, Inc.	354	5,009
Dover Motorsports, Inc.	613	3,745
Escalade, Inc.	291	3,425
ExpressJet Holdings, Inc.†	1,717	13,891
Frontier Airlines, Inc.†	1,399	12,927
Gaylord Entertainment Co.†	1,576	68,698
Great Wolf Resorts, Inc.†	1,000	10,310
IHOP Corp.	738	34,620
Isle of Capri Casinos, Inc.†	554	13,495
Jack in the Box, Inc.†	1,435	50,125
K2, Inc.†	17,267	174,569
Krispy Kreme Doughnuts, Inc.†	2,170	12,456
La Quinta Corp.†	7,922	88,251
Landry’s Restaurants, Inc.	8,744	233,552
Lodgian, Inc.†	964	10,344
Lone Star Steakhouse & Saloon, Inc.	701	16,642
Luby’s, Inc.†	1,019	13,553
Magna Entertainment Corp., Class A†	1,471	10,503
Mair Holdings, Inc.†	450	2,120
Marcus Corp.	796	18,706
Marine Products Corp.	511	5,360
Marinemax, Inc.†	527	16,637
Mccormick & Schmick’s Seafood Restaurants, Inc.†	298	6,738
Mesa Air Group, Inc.†	23,481	245,611
Mikohn Gaming Corp.†	1,484	14,647
Monaco Coach Corp.	1,023	13,606
Monarch Casino & Resort, Inc.†	363	8,204
MTR Gaming Group, Inc.†	868	9,036
O’ Charleys, Inc.†	23,969	371,759
P.F. Chang’s China Bistro, Inc.†	1,026	50,920
Papa John’s International, Inc.†	426	25,266
Pinnacle Entertainment, Inc.†	1,590	39,289
Rare Hospitality International, Inc.†	1,346	40,905
Red Robin Gourmet Burgers, Inc.†	556	28,334
Riviera Holdings Corp.†#	314	5,146
Royal Caribbean Cruises, Ltd.	9,100	410,046
Ruby Tuesday, Inc.	2,530	65,502
Ruth’s Chris Steak House	510	9,231
Scientific Games Corp., Class A†	29,600	807,488
Shuffle Master, Inc.†	1,395	35,070
Six Flags, Inc.†	3,655	28,180
SkyWest, Inc.	8,464	227,343

Speedway Motorsports, Inc.	604	20,941
Steak n Shake Co.†	1,091	18,492
Steiner Leisure, Ltd.†	13,600	483,616
Texas Roadhouse, Inc., Class A†	14,953	232,519
Thor Industries, Inc.	1,357	54,375
Triarc Cos., Inc., Class B	1,719	25,527
Vail Resorts, Inc.†	1,215	40,131
WMS Industries, Inc.†	836	20,975
World Air Holdings, Inc.†	923	8,879
		6,758,237

INFORMATION TECHNOLOGY — 15.9%

Communication Equipment — 0.1%
Dycom Industries, Inc.†	1,929	42,438
InPhonic, Inc.†	649	5,640
Packeteer, Inc.†	1,363	10,590
Tessera Technologies, Inc.†	1,716	44,359
Trident Microsystems, Inc.†	1,987	35,766

Computer Services — 2.8%
Agilysys, Inc.	1,194	21,755
Anteon International Corp.†	1,082	58,807
Aspen Technology, Inc.†	1,684	13,219
ATI Technologies, Inc.†	22,400	380,576
Bottomline Technologies, Inc.†	625	6,887
Catapult Communications Corp.†	385	5,694
CCC Information Services Group, Inc.†	329	8,626
CIBER, Inc.†	2,088	13,781
COMSYS IT Partners, Inc.†	495	5,470
Concur Technologies, Inc.†	1,136	14,643
Covansys Corp.†	1,210	16,468
Cyberguard Corp.†	830	7,329
Digital Insight Corp.†	1,369	43,835
Digital River, Inc.†	1,343	39,941
Digitas, Inc.†	3,502	43,845
eFunds Corp.†	1,778	41,676
FactSet Research Systems, Inc.	22,247	915,686
FileNET Corp.†	1,607	41,541
Greenfield Online, Inc.†	610	3,575
iGate Corp.†	781	3,796
Infocrossing, Inc.†	795	6,845
infoUSA, Inc.†	1,283	14,023
InterVideo, Inc.†	377	3,977
Kanbay International, Inc.†	971	15,429
Keane, Inc.†	41,189	453,491
LECG Corp.†	578	10,046
Manhattan Associates, Inc.†	1,087	22,262
Mantech International Corp., Class A†	613	17,078
Marchex, Inc., Class B†	777	17,475
Maxtor Corp.†	9,940	68,984
Mentor Graphics Corp.†	3,067	31,713
Ness Technologies, Inc.†	745	8,024
Per-Se Technologies, Inc.†	883	20,627
Perot Systems Corp., Class A†	23,621	334,001
Phase Forward, Inc.†	868	8,463
QAD, Inc.	449	3,430
RightNow Technologies, Inc.†	448	8,270
SI International, Inc.†	382	11,678
Stamps.Com, Inc.†	636	14,602
Sykes Enterprises, Inc.†	1,011	13,517
Symantec Corp.†	53,900	943,250
Syntel, Inc.	307	6,395
Tyler Technologies, Inc.†	1,386	12,169
Vasco Data Security International, Inc.†	940	9,268
WebSideStory, Inc.†	353	6,400

Computer Software — 3.4%
Advent Software, Inc.†	848	24,516
Altiris, Inc.†	864	14,593
American Reprographics Co.†	524	13,315
Ansys, Inc.†	1,242	53,021
Blackbaud, Inc.	405	6,917
Borland Software Corp.†	3,123	20,393
Computer Programs & Systems, Inc.	299	12,388
Emageon, Inc.†	564	8,968
Epicor Software Corp.†	2,080	29,390
EPIQ Systems, Inc.†	15,621	289,613
FalconStor Software, Inc.†	949	7,013
Hyperion Solutions Corp.†	11,300	404,766
Informatica Corp.†	3,409	40,908
Inter-Tel, Inc.	841	16,458
JDA Software Group, Inc.†	1,141	19,408
Lawson Software, Inc.†	160,336	1,178,470
MapInfo Corp.†	810	10,214
McAfee, Inc.†	8,700	236,031
McData Corp., Class A†	6,090	23,142
Micromuse, Inc.†	3,167	31,322
MicroStrategy, Inc., Class A†	545	45,093
Motive, Inc.†	815	2,518
MRO Software, Inc.†	785	11,021
NetIQ Corp.†	14,546	178,770
Nuance Communications, Inc.	4,486	34,228
Open Solutions, Inc.†	766	17,557
Palm, Inc.†	1,632	51,898
Parametric Technology Corp.†	128,964	786,680
PDF Solutions, Inc.†	724	11,765
Pegasystems, Inc.†	489	3,575
Progress Software Corp.†	1,559	44,244
Quest Software, Inc.†	2,516	36,709
Salesforce.com, Inc.†	12,700	407,035
Schawk, Inc.	490	10,168
SeaChange International, Inc.†	997	7,876
Secure Computing Corp.†	1,411	17,299
Serena Software, Inc.†	1,096	25,690
SonicWall, Inc.†	2,099	16,624
SPSS, Inc.†	699	21,620
SYNNEX Corp.†	339	5,122
Take-Two Interactive Software, Inc.†	11,400	201,780
Taleo Corp.	285	3,785
THQ, Inc.†	2,436	58,099
Tradestation Group, Inc.†	784	9,706
Transaction Systems Architects, Inc., Class A†	1,480	42,609
Ulticom, Inc.†	477	4,679
Ultimate Software Group, Inc.†	892	17,010
Unica Corp.	172	2,073
Verifone Holdings, Inc.†	976	24,693
Verint Systems, Inc.†	514	17,718
Wind River Systems, Inc.†	2,784	41,120
Witness Systems, Inc.†	1,059	20,831

Computers & Business Equipment — 1.3%
3D Systems Corp.†	477	8,586
Advanced Digital Information Corp.†	2,506	24,534
Ansoft Corp.†	254	8,649
August Technology Corp.†	706	7,759
Brocade Communications Systems, Inc.†	10,541	42,902
Compx International, Inc.	73	1,169
Dot Hill Systems Corp.†	1,720	11,920
Echelon Corp.†	1,159	9,075
Electronics for Imaging, Inc.†	2,124	56,520
FARO Technologies Inc.†	445	8,900

Gateway, Inc.†	10,129	25,424
Global Imaging Systems, Inc.†	921	31,894
Hutchinson Technology, Inc.†	992	28,222
Identix, Inc.†	3,491	17,490
IKON Office Solutions, Inc.	31,332	326,166
Integral Systems, Inc.	407	7,676
Interface, Inc., Class A†	1,792	14,730
Intergraph Corp.†	1,108	55,189
Jack Henry & Associates, Inc.	2,848	54,340
Komag, Inc.†	1,137	39,408
Kronos, Inc.†	1,259	52,702
Lexar Media, Inc.†	3,130	25,697
Magma Design Automation, Inc.†	1,378	11,589
Mercury Computer Systems, Inc.†	16,422	338,786
MICROS Systems, Inc.†	1,493	72,142
MTS Systems Corp.	777	26,915
Netscout Systems, Inc.†	878	4,785
PAR Technology Corp.†	149	4,136
Pomeroy IT Solutions, Inc.†	12,100	101,035
Quantum Corp.†	7,200	21,960
Rackable Systems, Inc.	245	6,978
Radiant Systems, Inc.†	900	10,944
RadiSys Corp.†	783	13,577
Rimage Corp.†	5,872	170,171
Sigmatel, Inc.†	1,401	18,353
Silicon Storage Technology, Inc.†	3,448	17,412
Standard Register Co.	672	10,624
Stratasys, Inc.†	410	10,254
Synaptics, Inc.†	862	21,309
Systemax, Inc.†	357	2,228
Talx Corp.	746	34,100
Tivo, Inc.†	2,237	11,453
Virage Logic Corp.†	535	5,286

Consumer Staples — 0.0%
IHS, Inc.	596	12,230

Electronics — 3.4%
Actel Corp.†	988	12,577
ADE Corp.†	395	9,504
Advanced Analogic Technologies, Inc.	438	6,066
Aeroflex, Inc.†	2,929	31,487
American Science & Engineering, Inc.†	321	20,021
American Superconductor Corp.†	1,254	9,869
Amkor Technology, Inc.†	3,933	22,025
Analogic Corp.	538	25,743
Applied Digital Solutions, Inc.†	2,632	7,554
Applied Micro Circuits Corp.†	12,094	31,082
ARGON ST, Inc.†	344	10,657
Ariba, Inc.†	2,595	19,073
Atmel Corp.†	16,558	51,164
ATMI, Inc.†	1,467	41,032
Badger Meter, Inc.	220	8,633
Bel Fuse, Inc., Class B	3,951	125,642
Belden CDT, Inc.	1,701	41,555
Benchmark Electronics, Inc.†	1,634	54,951
Brooks Automation, Inc.†	2,915	36,525
Checkpoint Systems, Inc.†	1,485	36,605
Cirrus Logic, Inc.†	3,340	22,311
Coherent, Inc.†	1,209	35,883
Cohu, Inc.	850	19,440
Conexant Systems, Inc.†	18,500	41,810
Credence Systems Corp.†	3,509	24,423
CTS Corp.	1,443	15,960
Cubic Corp.	610	12,176
Cymer, Inc.†	1,424	50,566

Cypress Semiconductor Corp.†	5,173	73,715
Daktronics, Inc.	589	17,417
Diodes, Inc.†	655	20,338
Dionex Corp.†	797	39,117
DSP Group, Inc.†	1,112	27,867
Electro Scientific Industries, Inc.†	1,121	27,072
EMCORE Corp.†	1,454	10,789
Emulex Corp.†	3,262	64,555
Encore Wire Corp.†	628	14,293
Energy Conversion Devices, Inc.†	792	32,274
Entegris, Inc.†	4,652	43,822
Exar Corp.†	20,481	256,422
Excel Technology, Inc.†	473	11,248
Fairchild Semiconductor International, Inc., Class A†	4,699	79,460
Fargo Electronics, Inc.†	496	9,548
FEI Co.†	938	17,981
Genesis Microchip, Inc.†	1,388	25,109
GrafTech International, Ltd.†	3,831	23,829
Greatbatch, Inc.†	847	22,030
Hitte Microwave Corp.	181	4,188
II-VI, Inc.†	905	16,172
Ikanos Communications	251	3,700
Imation Corp.	1,320	60,812
Integrated Device Technology, Inc.†	7,697	101,446
Integrated Silicon Solutions, Inc.†	1,446	9,312
Intermagnetics General Corp.†	1,102	35,154
International DisplayWorks, Inc.†	1,236	7,342
InterVoice, Inc.†	1,487	11,837
Ionatron, Inc.†	948	9,584
Itron, Inc.†	973	38,959
IXYS Corp.†	970	11,339
Keithley Instruments, Inc.	502	7,018
Kopin Corp.†	2,763	14,782
LaBarge, Inc.†	396	5,691
Lattice Semiconductor Corp.†	4,460	19,267
LoJack Corp.†	664	16,022
LTX Corp.†	2,409	10,841
Mattson Technology, Inc.†	1,671	16,810
Measurement Specialties, Inc.†	464	11,298
Methode Electronics, Class A	1,428	14,237
Micrel, Inc.†	2,439	28,292
Microsemi Corp.†	2,420	66,937
Microtune, Inc.†	2,041	8,511
MIPS Technologies, Inc.†	1,666	9,463
MKS Instruments, Inc.†	1,281	22,917
Mobility Electronics, Inc.†	1,053	10,172
Monolithic Power Systems, Inc.†	675	10,118
Multi-Fineline Electronix, Inc.†	315	15,174
Netlogic Microsystems, Inc.†	411	11,196
Omnivision Technologies, Inc.†	2,233	44,571
ON Semiconductor Corp.†	5,621	31,084
OSI Systems, Inc.†	590	10,850
Park Electrochemical Corp.	784	20,368
Pericom Semiconductor Corp.†	1,036	8,257
Phoenix Technologies, Ltd.†	976	6,110
Photronics, Inc.†	1,569	23,629
Pixelworks, Inc.†	1,825	9,271
PLX Technology, Inc.†	915	7,869
PMC-Sierra, Inc.†	7,081	54,595
PortalPlayer, Inc.†	599	16,964
Powell Industries, Inc.†	250	4,490
Power Integrations, Inc.†	1,154	27,477
Rambus, Inc.†	3,906	63,238
Rofin-Sinar Technologies, Inc.†	592	25,734
Rogers Corp.†	645	25,271
Rudolph Technologies, Inc.†	506	6,517

Semitool, Inc.†	653	7,105
Semtech Corp.†	2,891	52,790
Silicon Image, Inc.†	3,103	28,082
Silicon Laboratories, Inc.†	1,678	61,515
SiRF Technology Holdings, Inc.†	1,379	41,094
Skyworks Solutions, Inc.†(3)	6,184	31,477
Sonic Solutions†	953	14,400
SpatiaLight, Inc.†	1,073	3,723
Standard Microsystems Corp.†	818	23,468
Supertex, Inc.†	392	17,346
Sypris Solutions, Inc.	330	3,293
Taser International, Inc.†	2,399	16,745
Tech Data Corp.†	5,100	202,368
Technitrol, Inc.	1,589	27,172
Tektronix, Inc.	15,600	440,076
TranSwitch Corp.†	4,068	7,444
TriQuint Semiconductor, Inc.†	5,450	24,253
TTM Technologies, Inc.†	1,620	15,228
Ultratech Stepper, Inc.†	939	15,418
Varian Semiconductor Equipment Associates, Inc.†	11,045	485,207
Varian, Inc.†	1,258	50,056
Veeco Instruments, Inc.†	1,034	17,919
Viisage Technology, Inc.	509	8,964
Vitesse Semiconductor Corp.†	8,567	16,449
Volterra Semiconductor Corp.†	598	8,970
Watts Water Technologies, Inc., Class A	982	29,745
Woodhead Industries, Inc.	19,300	267,691
Woodward Governor Co.	386	33,200
X-Rite, Inc.	830	8,300
Zoran Corp.†	1,708	27,687

Internet Content — 0.6%
Alloy, Inc.†	1,349	3,899
AsiaInfo Holdings, Inc.†	1,447	5,759
Audible, Inc.†	946	12,147
Avocent Corp.†	1,950	53,021
Blue Coat Systems, Inc.†	412	18,837
Click Commerce, Inc.†	324	6,811
CMGI, Inc.†	18,935	28,781
CNET Networks, Inc.†	5,080	74,625
Cogent Communications Group, Inc.†	263	1,444
EarthLink, Inc.†	4,697	52,184
GSI Commerce, Inc.†	1,281	19,330
Harris Interactive, Inc.†	2,009	8,659
Infospace, Inc.†	1,217	31,423
Internet Capital Group, Inc.†	1,507	12,388
Interwoven, Inc.†	1,622	13,738
iPass, Inc.†	2,115	13,874
iVillage, Inc.†	1,858	14,901
Jupitermedia Corp.†	795	11,750
NetBank, Inc.	1,815	13,032
Netratings, Inc.†	558	6,880
NIC, Inc.†	1,315	8,100
Nutri/Systems, Inc.†	950	34,219
Online Resources Corp.†	829	9,160
Opsware, Inc.†	2,926	19,868
ProQuest Co.†	996	27,798
S1 Corp.†	2,754	11,980
Sapient Corp.†	3,165	18,009
Sohu.com, Inc.†	975	17,882
Stellent, Inc.†	939	9,324
SupportSoft, Inc.†	1,688	7,123
Terremark Worldwide, Inc.†	1,108	5,152
Travelzoo, Inc.†	129	2,838
Trizetto Group, Inc.†	1,663	28,254
United Online, Inc.	2,405	34,199

ValueClick, Inc.†	3,429	62,099
Vignette Corp.†	1,142	18,626
WebMD Health Corp.	275	7,989

Internet Software — 1.0%
Agile Software Corp.†	2,091	12,504
Blackboard, Inc.†	714	20,692
CyberSource Corp.†	1,051	6,937
eCollege.com, Inc.†	694	12,513
Entrust, Inc.†	2,433	11,776
Equinix, Inc.†	606	24,701
eResearch Technology, Inc.†	1,982	29,928
Internet Security Systems, Inc.†	1,537	32,200
Keynote Systems, Inc.†	652	8,378
Lionbridge Technologies, Inc.†	2,027	14,229
Matrixone, Inc.†	2,024	10,100
Openwave Systems, Inc.†	48,552	848,203
RealNetworks, Inc.†	4,521	35,083
Redback Networks, Inc.†	1,645	23,129
RSA Security, Inc.†	2,796	31,399
SSA Global Technologies, Inc.†	358	6,512
TIBCO Software, Inc.†	8,471	63,278
webMethods, Inc.†	2,093	16,137
Websense, Inc.†	938	61,570

Telecommunications — 3.3%
3Com Corp.†	15,061	54,220
Adaptec, Inc.†	4,380	25,492
ADTRAN, Inc.	13,181	392,003
Advanced Radio Telecom Corp.†*(1)(2)(5)	200	0
Airspan Networks, Inc.†	1,500	8,535
Alaska Communications Systems Group, Inc.	509	5,171
Anaren, Inc.†	680	10,628
Anixter International, Inc.†	1,253	49,017
Applied Signal Technology, Inc.	446	10,124
Arbinet-thexchange, Inc.†	245	1,717
Arris Group, Inc.†	86,279	817,062
Atheros Communications, Inc.†	1,346	17,498
Broadwing Corp.†	2,558	15,476
C-COR, Inc.†	1,874	9,108
Cbeyond Communications, Inc.	241	2,482
Centennial Communications Corp.†	865	13,425
CIENA Corp.†	22,464	66,718
Cincinnati Bell, Inc.†	9,647	33,861
ClearOne Communications, Inc.†	282	674
Commonwealth Telephone Enterprises, Inc.	831	28,063
CommScope, Inc.†	12,246	246,512
Comtech Telecommunications Corp.†	850	25,959
Consolidated Commerce Holdings, Inc.	615	7,989
CT Communications, Inc.	746	9,056
Ditech Communications Corp.†	1,255	10,479
Dobson Communications Corp., Class A†	5,562	41,715
EndWave Corp.†	284	3,346
Essex Corp.†	671	11,441
Extreme Networks, Inc.†	4,784	22,724
Fairpoint Communications, Inc.	1,046	10,837
Finisar Corp.†	7,939	16,513
Foundry Networks, Inc.†	4,804	66,343
General Communication, Inc., Class A†	2,176	22,478
GlobeTel Communications Corp.†	2,694	9,941
Golden Telecom, Inc.	847	21,988
Harmonic, Inc.†	2,870	13,920
Hungarian Telephone & Cable Corp.†	143	2,224
Hypercom Corp.†	2,065	13,195
IDT Corp., Class B†	2,285	26,734
InterDigital Communications Corp.†	2,098	38,435

Intrado, Inc.†	693	15,953
Iowa Telecommunication Services, Inc.	883	13,678
Ixia†	1,290	19,066
j2 Global Communications, Inc.†	934	39,919
JAMDAT Mobile, Inc.†	466	12,386
Laedis Technology, Inc.†	669	3,445
Level 3 Communications, Inc.†	27,257	78,228
Mastec, Inc.†	1,064	11,140
MRV Communications, Inc.†	4,094	8,393
Netgear, Inc.†	1,249	24,043
NeuStar, Inc., Class A†	948	28,905
Newport Corp.†	1,447	19,592
North Pittsburgh Systems, Inc.	589	11,114
Novatel Wireless, Inc.†	1,139	13,793
Oplink Communications, Inc.	577	8,367
Optical Communication Products, Inc.†	555	1,282
Plantronics, Inc.	1,926	54,506
Powerwave Technologies, Inc.†	4,288	53,900
Preformed Line Products Co.	91	3,894
Premiere Global Services, Inc.†	2,826	22,975
Price Communications Corp.†	1,799	26,751
RCN Corp.†	897	21,035
RF Micro Devices, Inc.†	7,362	39,828
SafeNet, Inc.†	22,765	733,488
SBA Communications Corp., Class A†	3,346	59,893
Shenandoah Telecommunications Co.	268	10,677
Sonus Networks, Inc.†	9,743	36,244
Spectralink Corp.	752	8,926
SureWest Communications	573	15,110
Sycamore Networks, Inc.†	6,928	29,929
Symmetricom, Inc.†	1,810	15,331
Syniverse Holdings, Inc.†	691	14,442
Talk America Holdings, Inc.†	1,172	10,114
Tekelec†	41,418	575,710
Telkonet, Inc.†	1,394	5,785
Terayon Corp.†	3,018	6,972
Time Warner Telecom, Inc., Class A†	1,969	19,395
Ubiquitel, Inc.†	2,982	29,492
USA Mobility, Inc.†	1,054	29,217
UTStarcom, Inc.†	4,136	33,336
Valor Communications Group, Inc.	1,152	13,133
ViaSat, Inc.†	847	22,640
WebEx Communications, Inc.†	1,298	28,076
Westell Technologies, Inc., Class A†	2,119	9,536
Wireless Facilities, Inc.†	2,206	11,251
Zhone Technologies, Inc.†	4,313	9,144
		21,354,820

MATERIALS — 5.7%

Chemicals — 1.4%
A. Schulman, Inc.	12,204	262,630
A.M. Castle & Co.†	412	8,998
American Vanguard Corp.	417	9,800
Ameron International Corp.	332	15,133
Arch Chemicals, Inc.	928	27,747
Balchem Corp.	302	9,003
Cambrex Corp.	1,036	19,446
Ceradyne, Inc.†	961	42,092
CF Industries Holdings, Inc.	1,619	24,690
Ferro Corp.	1,645	30,860
Georgia Gulf Corp.	8,548	260,030
H.B. Fuller Co.	1,131	36,271
Hercules, Inc.†	4,421	49,957
Kronos Worldwide, Inc.	130	3,771
Lyondell Chemical Co.	7,600	181,032

MacDermid, Inc.	1,190	33,201
NewMarket Corp.†	668	16,339
NL Industries, Inc.	291	4,100
Octel Corp.	489	7,956
Olin Corp.	15,794	310,826
OM Group, Inc.†	16,518	309,878
Pioneer Companies, Inc.†	443	13,277
PolyOne Corp.†	3,605	23,180
Rockwood Holdings, Inc.	802	15,823
Spartech Corp.	1,264	27,745
Stepan Co.	207	5,566
Symyx Technologies, Inc.†	1,280	34,931
Terra Industries, Inc.†	3,648	20,429
Tronox, Inc.	686	8,966
UAP Holding Corp.	1,313	26,811
W.R. Grace & Co.†	2,626	24,684
Wellman, Inc.	1,274	8,638
Westlake Chemical Corp.	528	15,212

Forest Products — 0.9%
Bowater, Inc.	2,195	67,430
Buckeye Technologies, Inc.†	1,208	9,724
Builders FirstSource, Inc.	481	10,279
Caraustar Industries, Inc.†	1,129	9,811
Chesapeake Corp.	774	13,143
Comstock Homebuilding Cos., Inc.†	189	2,667
Delta & Pine Land Co.	1,400	32,214
Deltic Timber Corp.	394	20,433
Fiberstars, Inc.	6,800	58,140
Glatfelter	1,726	24,492
Interline Brands, Inc.†	490	11,148
Longview Fibre Co.	2,005	41,724
Mercer International, Inc.†	1,125	8,843
Neenah Paper, Inc.	580	16,240
Pope & Talbot, Inc.	21,900	182,427
Potlatch Corp.	1,131	57,658
Rock-Tenn Co., Class A	1,157	15,793
Schweitzer-Mauduit International, Inc.	596	14,769
Silgan Holdings, Inc.	874	31,569
Smurfit-Stone Container Corp.†	41,100	582,387
Wausau-Mosinee Paper Corp.	1,668	19,766
Williams Scotsman International, Inc.	608	10,524
Xerium Technologies, Inc.	496	4,171

Metals & Minerals — 3.4%
Accuride Corp.†	432	5,573
AK Steel Holding Corp.†	4,309	34,257
Aleris International, Inc.†	1,208	38,946
Alpha Natural Resources, Inc.†	1,158	22,245
AMCOL International Corp.	848	17,401
Apogee Enterprises, Inc.	1,091	17,696
Arch Coal, Inc.	10,600	842,700
Barnes Group, Inc.	684	22,572
Brush Engineered Materials, Inc.†	755	12,005
Carpenter Technology Corp.	966	68,074
Century Aluminum Co.†	891	23,353
Chaparral Steel Co.†	890	26,922
Charles & Colvard, Ltd.	479	9,676
CIRCOR International, Inc.	614	15,755
Cleveland-Cliffs, Inc.	859	76,082
Coeur d’Alene Mines Corp.†	9,422	37,688
Comfort Systems USA, Inc.†	1,548	14,242
Commercial Metals Co.	2,373	89,082
Compass Minerals International, Inc.	790	19,387
Drew Industries, Inc.†	595	16,773
Dynamic Materials Corp.	224	6,724

Earle M. Jorgensen Co.†	712	6,572
Gibraltar Industries, Inc.	17,746	407,093
Greif, Inc., Class A	605	40,099
Hecla Mining Co.†	4,648	18,871
Hexcel Corp.†	2,295	41,425
Huttig Building Products, Inc.†	520	4,368
Kaydon Corp.	14,406	463,009
Lennox International, Inc.	2,234	62,999
LSI Industries, Inc.	777	12,168
MascoTech, Inc.†*(1)(2)	201	0
Maverick Tube Corp.†	1,684	67,124
Metal Management, Inc.	853	19,841
Minerals Technologies, Inc.	805	44,991
Mueller Industries, Inc.	10,337	283,441
Myers Industries, Inc.	1,032	15,047
NN, Inc.	664	7,038
NS Group, Inc.†	872	36,458
Omerga Flex, Inc.†	138	2,400
Oregon Steel Mills, Inc.†	1,391	40,923
Quanex Corp.	985	49,220
RBC Bearings, Inc.	357	5,801
Reliance Steel & Aluminum Co.	1,126	68,821
Roanoke Electric Steel Corp.	436	10,290
Royal Gold, Inc.	742	25,770
RTI International Metals, Inc.†	8,870	336,616
Ryerson Tull, Inc.	985	23,955
Schnitzer Steel Industries, Inc., Class A	859	26,277
Shaw Group, Inc.†	3,046	88,608
Simpson Manufacturing Co., Inc.	1,424	51,762
Steel Dynamics, Inc.	1,586	56,319
Steel Technologies, Inc.	438	12,260
Stillwater Mining Co.†	1,600	18,512
Sun Hydraulics Corp.	264	5,103
Texas Industries, Inc.	891	44,407
Timken Co.	15,000	480,300
Titanium Metals Corp.†	443	28,024
Trex Co., Inc.†	452	12,679
Universal Forest Products, Inc.	625	34,531
USEC, Inc.	3,380	40,391
Valmont Industries, Inc.	675	22,586
Wheeling-Pittsburgh Corp.†	324	2,922
Worthington Industries, Inc.	2,719	52,232
Zoltek Cos., Inc.†	396	3,477
		7,626,257

REAL ESTATE — 4.0%

Real Estate Companies — 0.6%
Affordable Residential Communities	1,020	9,721
American Campus Communities, Inc.	652	16,170
Avatar Holdings, Inc.†	227	12,467
Bimini Mtg. Management, Inc., Class A	825	7,466
Brookfield Homes Corp.	575	28,595
California Coastal Communities, Inc.†	308	12,083
Capital Lease Funding, Inc.	950	10,004
CentraCore Properties Trust	432	11,608
Champion Enterprises, Inc.†	2,977	40,547
Coachmen Industries, Inc.	557	6,578
Columbia Equity Trust, Inc.	544	8,786
Consolidated Tomoka Land Co.	222	15,740
Corrections Corp. of America†	1,537	69,119
Deerfield Triarc Capital Corp.	982	13,453
DiamondRock Hospitality Co.	1,019	12,187
Digital Realty Trust, Inc.	444	10,048
ECC Capital Corp.	2,238	5,058
Equity Lifestyle Properties, Inc.	741	32,974

Fieldstone Investment Corp.	1,917	22,736
First Potomac Reality Trust	769	20,455
Fleetwood Enterprises, Inc.†	2,181	26,935
GMH Communities Trust	1,558	24,165
Government Properties Trust, Inc.	813	7,585
Gramercy Capital Corp.	650	14,807
Hersha Hospitality Trust	797	7,181
Highland Hospitality Corp.	1,966	21,724
Housevalues, Inc.†	237	3,088
Inland Real Estate Corp.	2,639	39,031
JER Investors Trust, Inc.	517	8,763
Jones Lang LaSalle, Inc.	1,337	67,318
Kite Realty Group Trust	1,086	16,800
Lyon William Homes, Inc.†	97	9,787
Newkirk Reality Trust, Inc.	589	9,130
NorthStar Reality Finance Corp.	751	7,653
One Librty Properties, Inc.	302	5,560
Origen Financial, Inc.	636	4,528
Orleans Homebuilders, Inc.	152	2,789
Saxon Capital, Inc.	1,958	22,184
Spirit Finance Corp.	2,655	30,134
Tejon Ranch Co.†	341	13,613
Trammell Crow Co.†	1,370	35,140
Trustreet Properties, Inc.	2,273	33,231
U-Store-It Trust	1,637	34,459
United Capital Corp.†	107	2,640
Washington Group International, Inc.†	1,017	53,870
ZipRealty, Inc.†	257	2,164

Real Estate Investment Trusts — 3.4%
Aames Investment Corp.	1,618	10,452
Acadia Realty Trust	1,089	21,834
Agree Reality Corp.	301	8,699
Alexander’s, Inc.†	75	18,413
Alexandria Real Estate Equities, Inc.	883	71,082
American Home Mtg. Investment Corp.	1,696	55,239
American Land Lease, Inc.	6,600	156,222
AMLI Residential Properties Trust	1,007	38,316
Anthracite Capital, Inc.	2,093	22,039
Arbor Realty Trust, Inc.	503	13,038
Ashford Hospitality Trust, Inc.	1,430	15,001
Bedford Property Investors, Inc.	576	12,637
BioMed Realty Trust, Inc.	1,757	42,871
Boykin Lodging Co.†	688	8,407
Brandywine Realty Trust	2,197	61,318
Capital Trust, Inc., ClassA	471	13,791
Cedar Shopping Centers, Inc.	1,009	14,197
Colonial Properties Trust	1,758	73,801
Commercial Net Lease Realty, Inc.	2,049	41,738
Corporate Office Properties Trust	1,215	43,181
Cousins Properties, Inc.	12,643	357,797
CRIIMI MAE, Inc.†	612	12,118
Duke Realty Corp.	4,600	153,640
EastGroup Properties, Inc.	864	39,018
Education Reality Trust, Inc.	1,027	13,238
Entertainment Properties Trust	1,009	41,117
Equity Inns, Inc.	2,119	28,712
Equity One, Inc.	11,551	267,059
Extra Space Storage, Inc.	1,467	22,592
FelCor Lodging Trust, Inc.†	1,964	33,800
First Industrial Realty Trust, Inc.	1,686	64,911
Getty Realty Corp.	688	18,088
Glenborough Realty Trust, Inc.	1,264	22,878
Glimcher Realty Trust	1,405	34,170
Heritage Property Investment Trust	1,081	36,105
Highwoods Properties, Inc.	2,112	60,086

Home Properties, Inc.	1,237	50,470
HomeBanc Corp.	2,215	16,568
Host Marriott Corp.	14,800	280,460
Impac Mtg. Holdings, Inc.	2,954	27,797
Innkeepers USA Trust	1,679	26,864
Investors Real Estate Trust	1,748	16,134
Kilroy Realty Corp.	1,134	70,195
LaSalle Hotel Properties	10,280	377,482
Lexington Corporate Properties Trust	2,042	43,495
Liberty Property Trust	4,100	175,685
LTC Properties, Inc.	910	19,137
Luminent Mtg. Capital, Inc.	1,592	11,956
Maguire Properties, Inc.	1,359	41,993
Medical Properties Trust, Inc.	504	4,929
Meristar Hospitality Corp.†	3,433	32,270
MFA Mtg. Investments, Inc.	3,234	18,434
Mid-America Apartment Communities, Inc.	742	35,987
MortgageIT Holdings, Inc.	986	13,469
National Health Investors, Inc.	920	23,883
National Health Realty, Inc.	283	5,255
Nationwide Health Properties, Inc.	2,634	56,368
Newcastle Investment Corp.	1,718	42,692
Novastar Financial, Inc.	1,087	30,556
Omega Healthcare Investors, Inc.	2,190	27,572
Pan Pacific Retail Properties, Inc.	5,700	381,273
Parkway Properties, Inc.	552	22,157
Pennsylvania Real Estate Investment Trust	1,432	53,500
Post Properties, Inc.	1,565	62,522
Prentiss Properties Trust	1,774	72,166
PS Business Parks, Inc.	646	31,783
RAIT Investment Trust	1,083	28,071
Ramco-Gershenson Properties	570	15,191
Redwood Trust, Inc.	772	31,853
Saul Centers, Inc.	429	15,487
Senior Housing Properties Trust	2,351	39,755
Sizeler Property Investors, Inc.	725	9,316
Sovran Self Storage, Inc.	671	31,517
Strategic Hotel Capital, Inc.	1,722	35,439
Sun Communities, Inc.	636	19,970
Sunstone Hotel Investors, Inc.	1,192	31,671
Tanger Factory Outlet Centers, Inc.	1,206	34,660
Tarragon Corp.†	492	10,145
Taubman Centers, Inc.	1,990	69,153
Town & Country Trust	689	23,295
Universal Health Realty Income Trust	462	14,479
Urstadt Biddle Properties, Inc., Class A	826	13,389
Washington Real Estate Investment Trust	1,650	50,078
Winston Hotels, Inc.	1,041	10,306
		5,374,506

UTILITIES — 1.3%

Electric Utilities — 0.7%
Allete, Inc.	998	43,912
Avista Corp.	1,904	33,720
Black Hills Corp.	1,271	43,989
Central Vermont Public Service Corp.	481	8,663
CH Energy Group, Inc.	619	28,412
Cleco Corp.	1,966	40,991
Duquesne Light Holdings, Inc.	3,029	49,433
El Paso Electric Co.†	1,874	39,429
Empire District Electric Co.	1,013	20,594
Headwaters, Inc.†	10,824	383,603
IDACORP, Inc.	1,656	48,521
ITC Holdings Corp.	503	14,129
MGE Energy, Inc.	3,303	112,005

NorthWestern Corp.	1,405	43,653
Pike Electric Corp.	530	8,597

Gas & Pipeline Utilities — 0.6%
American States Water Co.	658	20,266
Aquila, Inc.†	14,653	52,751
California Water Service Group	678	25,920
Cascade Natural Gas Corp.	456	8,897
Connecticut Water Service, Inc.	317	7,770
EnergySouth, Inc.	267	7,150
Laclede Group, Inc.	829	24,215
Middlesex Water Co.	443	7,682
New Jersey Resources Corp.	5,477	229,432
Nicor, Inc.	1,733	68,124
Northwest Natural Gas Co.	6,582	224,973
Peoples Energy Corp.	1,492	52,324
Priceline.Com, Inc.†	988	22,052
SJW Corp.	300	13,650
Southwest Water Co.	846	12,106
		1,696,963

TOTAL COMMON STOCK (cost $110,279,713)		118,338,898

Preferred Stock — 0.0%

CONSUMER DISCRETIONARY — 0.0%

Housing & Household Durables — 0.0%
O’Sullivan Industries Holdings, Inc. 12.00% (cost $275)(5)	183	0

Bonds & Notes — 0.0%

MATERIALS — 0.0%

Metals & Minerals — 0.0%
Mueller Industries, Inc. 6.00% due 11/01/14 (cost $9,000)	9,000	8,460

Warrants — 0.0%

INFORMATION TECHNOLOGY — 0.0%

Computer Software — 0.0%
MicroStrategy, Inc. Class A Expires 6/24/2007 (Strike price $400) (cost $0)†	18	2

Exchange Traded Funds — 2.8%

FINANCE — 2.8%

Financial Services — 2.8%
iShares Nasdaq Biotechnology Index Fund†	5,500	424,820
iShares Russell 2000 Index Fund	21,500	1,433,835
iShares Russell 2000 Value Index Fund	30,000	1,977,900
TOTAL EXCHANGE TRADED FUNDS (cost $3,724,087)		3,836,555
TOTAL LONG TERM INVESTMENT SECURITIES (cost $114,013,075)		122,183,915

Short-Term Investment Securities — 0.7%

U.S. GOVERNMENT AGENCIES — 0.7%
Federal Home Loan Bank Disc. Notes 3.30% due 01/03/06
(cost $899,835)		900,000	899,834

U.S. GOVERNMENT OBLIGATIONS — 0.0%
United States Treasury Bills 3.90% due 03/16/06
(cost $89,279)(3)		90,000	89,296

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $989,114)			989,130

Repurchase Agreements — 6.4%

Agreement with State Street Bank & Trust Co., bearing interest at 2.50%, dated 12/30/05, to be repurchased 01/03/06 in the amount of $3,461,961 and collateralized by $2,540,000 of United States Treasury Bonds, bearing interest at 8.13%, due 08/15/19 and having an approximate value of $3,533,775		3,461,000	3,461,000

Agreement with State Street Bank & Trust Co., bearing interest at 2.65%, dated 12/30/05, to be repurchased 01/03/06 in the amount of $392,115 and collateralized by $405,000 of United States Treasury Notes, bearing interest at 4.00%, due 06/15/09 and having an approximate value of $401,538		392,000	392,000
State Street Bank & Trust Co. Joint Repurchase Agreement Account(4)		4,671,000	4,671,000

TOTAL REPURCHASE AGREEMENTS (cost $8,524,000)			8,524,000

TOTAL INVESTMENTS —
(cost $123,526,189)@	97.9%		131,697,045
Other assets less liabilities—	2.1		2,841,966

NET ASSETS—	100.0%		$134,539,011

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At December 31, 2005 the aggregate value of these securities was $0 representing 0.0% net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

#	Security represents an investment in an affiliated company; see Note 3.
@	See Note 4 for cost of investments on a tax basis.
(1)	Fair valued security; see Note 1
(2)	Illiquid security
(3)	The security or a portion thereof represents collateral for open futures contracts.
(4)	See Note 2 for details of Joint Repurchase Agreement.
(5)	Company has filed for Chapter 11 bankruptcy protection.

Open Futures Contracts

					Unrealized
Number of		Expiration	Value at	Value as of	Appreciation
Contracts	Description	Date	Trade Date	December 31,2005	(Depreciation)
4 Long	Russell 2000 Index	March 2006	$1,387,055	$1,356,600	$(30,455)

See Notes to Financial Statements.

SEASONS SERIES TRUST

INTERNATIONAL EQUITY

PORTFOLIO

Investment Portfolio — December 31, 2005

(unaudited)

Common Stock — 93.0%	Shares/ Principal Amount	Value (Note 1)

AUSTRALIA — 2.4%
Alinta, Ltd.	1,354	$11,068
Alumina, Ltd.	112,593	612,461
Amcor, Ltd.	4,662	25,530
AMP, Ltd.	9,874	55,665
Ansell, Ltd.	766	6,205
APN News & Media, Ltd.	1,530	5,384
Aristocrat Leisure, Ltd.	1,643	14,839
Australia & New Zealand Banking Group, Ltd.	9,694	170,205
Australian Gas Light Co., Ltd.	2,423	30,535
Australian Stock Exchange, Ltd.	545	12,985
AXA Asia Pacific Holdings, Ltd.	4,624	17,220
Babcock & Brown, Ltd.	796	10,008
BHP Billiton, Ltd.	19,043	317,600
BHP Steel, Ltd.	3,783	19,330
Billabong International, Ltd.	713	7,590
Boral, Ltd.	3,072	18,242
Brambles Industries, Ltd.	5,150	38,208
Caltex Australia, Ltd.	716	10,173
Centro Properties Group	4,274	19,834
CFS Gandel Retail Trust (2)	8,020	11,759
Challenger Financial Services Group, Ltd.	2,137	6,345
Coca-Cola Amatil, Ltd.	2,774	15,679
Cochlear, Ltd.	288	9,655
Coles Myer, Ltd.	6,244	46,736
Commonwealth Bank of Australia	6,800	213,112
Commonwealth Property Office Fund (2)	8,143	7,611
Computershare, Ltd.	2,053	10,219
CSL, Ltd.	978	30,471
CSR, Ltd.	4,832	12,327
DB RREEF Trust	13,778	14,040
DCA Group, Ltd.	2,141	6,247
Downer Group, Ltd.	94,233	496,010
Foster’s Group, Ltd.	10,627	43,472
Futuris Corp., Ltd.	2,816	4,005
General Property Trust	9,635	28,960
Harvey Norman Holding, Ltd.	2,807	6,009
Iluka Resources, Ltd.	1,236	7,104
ING Industrial Fund (2)	3,924	6,415
Insurance Australia Group, Ltd.	8,465	33,635
Investa Property Group	8,098	11,784
John Fairfax Holdings, Ltd.	4,907	14,425
Leighton Holdings, Ltd.	723	9,477
Lend Lease Corp., Ltd.	1,904	20,212
Lion Nathan, Ltd.	1,559	8,732
Macquarie Airports	3,390	7,878
Macquarie Bank, Ltd.	1,222	61,052
Macquarie Communications Infrastructure Group	1,769	7,366
Macquarie Goodman Management, Ltd.	6,397	22,417
Macquarie Infrastructure Group	12,511	32,652
Mayne Group, Ltd.	3,377	8,739
Mayne Pharma, Ltd.	3,309	6,162
Mirvac Group	4,532	13,688
Multiplex Group	3,334	7,699
National Australia Bank, Ltd.	8,314	197,478
Newcrest Mining, Ltd.	1,754	31,246
OneSteel, Ltd.	2,994	7,353
Orica, Ltd.	1,449	21,670

Origin Energy, Ltd.	4,192	23,079
Pacific Brands, Ltd.	2,670	5,207
PaperlinX, Ltd.	2,368	6,666
Patrick Corp., Ltd.	3,467	18,808
Perpetual Trustees Australia, Ltd.	213	10,618
Publishing & Broadcasting, Ltd. †	714	8,626
Qantas Airways, Ltd.	220,700	653,653
QBE Insurance Group, Ltd.	4,080	58,625
Rinker Group, Ltd.	4,961	59,827
Rio Tinto, Ltd.	1,508	76,281
Santos, Ltd.	3,139	28,190
SFE Corp., Ltd.	711	7,214
Sonic Healthcare, Ltd.	1,390	15,081
Stockland Trust Group	7,022	33,461
Suncorp-Metway, Ltd.	2,900	42,626
TABCORP Holdings, Ltd.	2,781	31,743
Telstra Corp., Ltd.	11,229	32,352
Toll Holdings, Ltd.	1,315	14,364
Transurban Group	4,201	20,326
Unitab, Ltd.	637	6,346
Wesfarmers, Ltd.	1,997	54,124
Westfield Group	7,852	104,534
Westpac Banking Corp., Ltd.	9,918	165,413
Woodside Petroleum, Ltd.	2,477	71,165
Woolworths, Ltd.	6,068	74,956
		4,526,208

AUSTRIA — 0.5%
Andritz Ag	48	5,277
Bank Austria Creditanstalt AG	1	111
Boehler-Uddeholm AG	54	9,136
Erste Bank der oesterreichischen Sparkassen AG	710	39,549
Flughafen Wien AG	55	3,939
Immofinanz Immobil Anlagen AG †	1,781	17,100
Mayr-Melnhof Karton AG	22	3,073
Meinl European Land, Ltd. †	509	8,985
Oesterreichische Elektrizitaetswirtschafts AG, Class A	41	14,625
OMV AG	876	51,336
Radex Heraklith Industriebeteiligungs AG †	110	2,969
Telekom Austria AG	30,401	683,843
Voestalpine AG	105	10,585
Wienerberger AG(4)	334	13,365
		863,893

BELGIUM — 0.8%
AGFA Gevaert NV	513	9,359
Barco NV	60	4,511
Bekaert NV	75	7,010
Belgacom SA	864	28,181
Cofinimmo SA	31	4,907
Colruyt SA	84	11,596
Compagnie Maritime Belge SA	92	3,033
Delhaize Group	377	24,637
Dexia	2,909	67,088
Euronav NV	97	2,815
Fortis	6,216	198,328
Groupe Bruxelles Lambert SA	367	35,998
InBev NV	22,480	978,599
KBC Bancassurance Holding	972	90,507
Mobistar SA	151	11,978
Omega Pharma SA	105	5,471
S.A. D’ieteren NV	15	4,129
Solvay SA, Class A	337	37,144
UCB SA	464	21,797

Umicore	128	15,093
		1,562,181

CANADA — 1.7%
Alcan Aluminium, Ltd.	23,719	971,293
Bank of Nova Scotia	14,400	571,565
Nexen, Inc.	11,434	545,118
OPTI Canada, Inc. †	17,910	588,090
Talisman Energy, Inc.	10,707	567,380
		3,243,446

CHINA — 0.4%
China Petroleum and Chemical Corp.	1,623,179	800,740

DENMARK — 0.2%
AP Moller - Maersk A/S	6	62,076
Bang & Olufsen A/S, Class B	75	7,712
Carlsberg A/S, Class B	150	8,045
Coloplast A/S, Class B	169	10,485
Dampskibsselskabet Torm A/S	50	2,420
Danisco A/S	248	18,988
Danske Bank A/S	2,309	81,339
DSV A/S	100	12,345
East Asiatic Co., Ltd. A/S	100	9,426
FLS Industries A/S, Class B	200	5,903
GN Store Nord A/S	1,100	14,400
H. Lundbeck A/S	400	8,283
Kobenhavns Lufthavne A/S	25	7,438
NKT Holding A/S	100	4,586
Novo Nordisk A/S, Class B	1,275	71,721
Novozymes A/S	254	13,905
TDC A/S	1,015	60,800
Topdanmark A/S †	100	8,680
Vestas Wind Systems A/S †	737	12,104
William Demant Holding A/S †	200	11,060
		431,716

FINLAND — 0.4%
Amer Sports Oyj	350	6,518
Cargotec Corp. †	200	6,935
Elisa Corp.	850	15,749
Fortum Oyj	2,305	43,226
KCI Konecranes Oyj	100	4,927
Kesko Oyj, Class B	300	8,506
Kone Oyj †	400	15,878
Metso Oyj	554	15,164
Neste Oil Oyj †	676	19,112
Nokia Oyj	23,502	429,881
Nokian Renkaat Oyj	550	6,935
Orion Oyj, Class B	400	7,406
Outokumpu Oyj	351	5,215
Rautaruukki Oyj	600	14,597
Sampo Oyj, Class A	2,100	36,597
Stora Enso Oyj, Class R	3,198	43,313
TietoEnator Oyj	420	15,340
UPM-Kymmene Oyj	2,700	52,935
Uponor Oyj	300	6,393
Wartsila Oyj, Class B	400	11,839
YIT-Yhtyma Oyj	350	14,971
		781,437

FRANCE — 9.2%
Accor SA	1,042	57,314
Air France-KLM	643	13,771
Air Liquide	578	111,198

Alcatel SA †	6,585	81,624
Alstom †	583	33,558
Atos Origin SA †	357	23,521
Autoroutes du Sud de la France	306	18,114
AXA †	27,322	881,766
BNP Paribas SA	17,907	1,449,027
Bouygues SA	1,059	51,780
Business Objects SA †	357	14,450
Cap Gemini SA †	13,671	548,837
Carrefour SA	2,994	140,295
Casino Guichard-Perrachon SA	205	13,652
Cie Generale d’Optique Essilor International SA †	523	42,228
CNP Assurances	184	14,508
Compagnie de Saint-Gobain	1,649	98,101
Compagnie Generale des Etablissements Michelin, Class B	761	42,777
Credit Agricole SA	33,172	1,045,037
Dassault Systemes SA	302	17,051
Electric Power Development Co., Ltd. †	700	24,039
France Telecom SA	56,946	1,415,111
Gecina SA	49	5,627
Groupe Danone	1,262	131,853
Hermes International	117	29,268
Imerys SA	169	12,225
Klepierre	122	11,454
L’Oreal SA	7,365	547,580
Lafarge SA	3,463	311,588
Lagardere Group S.C.A.	639	49,173
LVMH Moet Henessy Louis Vuitton SA	1,300	115,507
Neopost SA	169	16,947
PagesJaunes Groupe SA	17,998	468,559
Pernod-Ricard SA	373	65,091
Peugeot SA	13,091	754,774
Pinault-Printemps-Redoute SA	351	39,539
Publicis Groupe	732	25,478
Renault SA	983	80,184
Sagem SA	885	21,165
Sanofi-Synthelabo SA	24,426	2,139,927
Schneider Electric SA	1,200	107,048
SCOR	4,371	9,418
Societe BIC SA	162	9,638
Societe des Autoroutes du Nord et de l’Est de la France †	121	8,194
Societe des Autoroutes Paris-Rhin-Rhone	180	12,871
Societe Generale	1,871	230,146
Societe Television Francaise	625	17,344
Sodexho Alliance SA	506	20,847
Suez SA (Strip)	5,282	164,463
Suez SA (London)	548	17,050
Suez SA † (Brussels)	833	10
Technip SA	461	27,725
Thales SA	410	18,591
Thomson SA	1,378	28,876
Total SA (Virt)	10,605	2,664,226
Total SA (Brussels)	72	1
Unibail (Union du Credit-Bail Immobilier)	241	32,070
Valeo SA	370	13,759
Veolia Environment	1,833	82,984
Vinci SA	16,575	1,425,621
Vivendi Universal SA	40,951	1,282,831
Zodiac SA	202	12,974
		17,150,385

GERMANY — 5.2%
Adidas-Salomon AG	4,449	842,747
Allianz AG	7,183	1,087,996

Altana AG	372	20,259
BASF AG	2,850	218,339
Bayer AG	3,489	145,770
Beiersdorf AG	89	10,958
Celesio AG	203	17,463
Commerzbank AG	2,544	78,368
Continental AG	695	61,694
DaimlerChrysler AG	4,839	247,144
Deutsche Bank AG	9,019	874,495
Deutsche Boerse AG	534	54,724
Deutsche Lufthansa AG	1,215	17,995
Deutsche Post AG (Virt)	3,249	78,776
Deutsche Post AG	395	9,494
Deutsche Telekom AG	14,484	241,438
Douglas Holding AG	176	6,772
E.ON AG	14,660	1,516,739
Epcos AG †	260	3,404
Fresenius Medical Care AG	9,346	984,761
Hannover Rueckversicherung AG	17,924	635,121
Heidelberger Druckmaschinen AG	273	10,446
Hochtief AG	315	14,108
Hypo Real Estate Holding AG	711	37,020
Infineon Technologies AG †	3,373	30,868
IVG Immobilien AG	16,640	348,889
KarstadtQuelle AG †	335	5,089
Linde AG	443	34,494
MAN AG	748	39,921
Marschollek, Lautenschlaeger und Partner AG	317	6,575
Merck KGaA	257	21,283
Metro AG	774	37,387
Muenchener Rueckversicherungs-Gesellschaft AG	915	123,904
Premiere AG †	348	6,098
Puma AG	87	25,389
RWE AG	2,222	164,546
SAP AG	1,175	213,058
Schering AG	7,245	485,478
Siemens AG	10,200	874,286
Suedzucker AG	351	8,240
ThyssenKrupp AG	1,911	39,864
TUI AG	1,195	24,475
Volkswagen AG	936	49,434
Wincor Nixdorf AG	83	8,782
		9,764,091

GREECE — 1.3%
Alpha Bank A.E.	1,464	42,741
Athens Stock Exchange SA	240	2,546
Coca-Cola Hellenic Bottling Co. SA	570	16,790
Cosmote Mobile Communications SA	700	15,564
EFG Eurobank Ergasias SA	997	31,326
Emporiki Bank of Greece SA †	415	14,042
Folli - Follie SA	90	2,397
Germanos SA	300	5,051
Greek Organisation of Football Prognostics SA	17,010	586,020
Hellenic Duty Free Shops SA	100	1,764
Hellenic Petroleum SA	560	7,876
Hellenic Technodomiki Tev SA	506	3,271
Hellenic Telecommunications Organization SA †	16,198	345,183
Hyatt Regency SA	220	2,782
Intracom SA	450	2,983
National Bank of Greece SA	23,902	1,017,015
Piraeus Bank SA	15,796	338,112
Public Power Corp.	550	12,020
Technical Olympic SA	420	2,337

Titan Cement Co. SA	300	12,253
Viohalco, Hellenic Copper and Aluminum Industry SA	580	4,669
		2,466,742

HONG KONG — 1.9%
ASM Pacific Technology, Ltd.	1,000	5,675
Bank of East Asia, Ltd.	7,600	22,936
BOC Hong Kong (Holdings), Ltd.	19,500	37,598
Cathay Pacific Airways, Ltd.	6,000	10,524
Cheung Kong (Holdings), Ltd.	8,000	82,181
Cheung Kong Infrastructure Holdings, Ltd.	3,000	9,363
China Mobile (Hong Kong), Ltd.	94,000	444,320
China Unicom, Ltd. (Hong Kong)	764,000	620,766
CLP Holdings, Ltd.	9,400	54,494
Esprit Holdings, Ltd.	129,000	916,717
Giordano International, Ltd.	8,000	4,488
Hang Lung Properties, Ltd.	10,000	15,606
Hang Seng Bank, Ltd.	4,000	52,259
Henderson Land Development Co., Ltd.	4,000	18,830
Hong Kong & China Gas Co., Ltd.	19,392	41,267
Hong Kong Electric Holdings, Ltd.	7,500	37,192
Hong Kong Exchanges & Clearing, Ltd.	6,000	24,879
Hopewell Holdings, Ltd.	3,000	7,545
Hutchison Telecommunications International, Ltd. †	8,000	11,556
Hutchison Whampoa, Ltd.	11,300	107,700
Hysan Development Co., Ltd.	4,000	9,905
Johnson Electric Holdings, Ltd.	8,000	7,584
Kerry Properties, Ltd.	3,000	7,951
Kingboard Chemical Holdings, Ltd.	3,000	8,125
Li & Fung, Ltd.	8,000	15,425
MTR Corp.	7,000	13,813
New World Development Co., Ltd.	12,126	16,734
Noble Group, Ltd.	5,000	3,849
Orient Overseas International, Ltd.	1,100	3,731
PCCW, Ltd.	19,923	12,269
SCMP Group, Ltd.	6,000	2,225
Shangri-La Asia, Ltd.	6,000	10,021
Sino Land Co., Ltd.	8,000	9,750
Smartone Telecommunications Holdings, Ltd.	2,000	2,334
Solomon Systech International, Ltd.	10,000	4,127
Sun Hung Kai Properties, Ltd. †	7,000	68,387
Swire Pacific, Ltd., Class A	5,000	44,818
Techtronic Industries Co., Ltd.	171,500	408,088
Television Broadcasting, Ltd.	2,000	10,627
Texwinca Holdings, Ltd.	4,000	2,889
Wharf Holdings, Ltd.	7,000	24,782
Wing Hang Bank, Ltd.	1,000	7,197
Yue Yuen Industrial Holdings	95,000	264,037
		3,484,564

HUNGARY — 0.7%
Gedeon Richter Rt.	4,423	794,678
OTP Bank Rt. GDR	6,900	452,640
		1,247,318

INDIA — 0.3%
Reliance Industries, Ltd. Sponsored GDR †*	13,765	544,130

IRELAND — 1.7%
Allied Irish Banks PLC (Dublin)	4,624	98,812
Bank of Ireland (Dublin)	5,157	81,262

C&C Group PLC	1,462	9,347
CRH PLC (Dublin)	28,768	846,011
CRH, PLC	2,835	83,405
DCC, PLC	427	9,150
Depfa Bank PLC	52,452	775,603
Eircom Group PLC	4,237	9,932
Elan Corp., PLC †	2,247	30,327
Fyffes, PLC	1,664	4,531
Grafton Group PLC †(2)	1,133	12,341
Greencore Group PLC	825	3,282
Iaws Group PLC	563	8,165
Independent News & Media PLC	2,973	8,940
Irish Life & Permanent PLC (London)	4,878	99,273
Irish Life & Permanent PLC (Dublin)	49,526	1,012,020
Kerry Group PLC, Class A	695	15,395
Kingspan Group PLC	625	7,880
Paddy Power	239	3,441
Ryanair Holdings, PLC Sponsored ADR †	203	11,366
		3,130,483

ITALY — 2.4%
Alleanza Assicurazioni SpA	2,246	27,760
Arnoldo Mondadori Editore SpA	619	5,756
Assicurazione Generali SpA	5,080	177,540
Autogrill SpA	607	8,315
Autostrade SpA	1,517	36,386
Banca Antonveneta SpA	491	15,282
Banca Fideuram SpA	1,561	8,483
Banca Intesa SpA (London)	17,469	92,550
Banca Intesa SpA (Milan)	4,950	24,467
Banca Monte dei Paschi di Siena SpA	5,849	27,335
Banca Nazionale del Lavoro SpA †	5,638	18,589
Banca Popolare di Milano Scarl	2,093	22,933
Banche Popolari Unite SCRL	1,825	40,015
Banco Popolare di Verona e Novara SCRL	1,973	39,919
Benetton Group SpA	337	3,838
Bulgari SpA	789	8,809
Capitalia SpA	7,663	44,363
Enel SpA	81,841	642,875
Eni SpA	13,817	383,267
Fastweb †	13,000	594,081
Fiat SpA †(4)	2,320	20,215
FinecoGroup SpA	837	8,056
Finmeccanica SpA	1,567	30,332
Gruppo Editoriale L’Espresso SpA	920	4,852
Italcementi SpA	376	7,020
Lottomatica SpA	165	5,964
Luxottica Group SpA	727	18,445
Mediaset SpA	4,389	46,505
Mediobanca SpA	2,537	48,447
Mediolanum SpA	1,351	8,909
Pirelli & C SpA	15,125	13,895
Saipem SpA	16,073	263,740
Sanpaolo IMI SpA	5,898	92,241
Seat Pagine gialle SpA †	21,539	10,060
Snam Rete Gas SpA	5,190	21,337
Telecom Italia Media SpA †	5,816	3,078
Telecom Italia SpA (London)	56,775	165,351
Telecom Italia SpA (Milan)	31,989	79,341
Terna SpA	6,370	15,724
Tiscali SpA †	1,263	4,000
UniCredito Italiano SpA	193,180	1,331,068
		4,421,143

JAPAN — 22.4%
77 Bank, Ltd.	2,000	15,195
Acom Co., Ltd.	380	24,424
Aderans Co., Ltd.	200	6,003
Advantest Corp.	400	40,327
Aeon Co., Ltd.	3,400	86,488
Aeon Credit Service Co., Ltd.	200	18,926
Aiful Corp.	12,500	1,044,007
Aisin Seiki Co., Ltd.	1,000	36,715
Ajinomoto Co., Inc.	3,000	30,703
Alfresa Holdings Corp.	200	9,361
All Nippon Airways Co., Ltd.	3,000	12,210
Alps Electric Co., Ltd.	900	12,538
Amada Co., Ltd.	2,000	17,637
Amano Corp.	300	5,723
Anritsu Corp.	1,000	5,690
Aoyama Trading Co., Ltd.	300	10,150
Ariake Japan Co., Ltd.	100	2,463
Asahi Breweries, Ltd.	1,900	23,183
Asahi Glass Co., Ltd.	5,000	64,569
Asahi Kasei Corp.	6,000	40,599
Asatsu-DK, Inc.	200	6,359
Astellas Pharma, Inc.	17,900	698,181
Autobacs Seven Co., Ltd.	200	10,497
Bank of Fukuoka, Ltd.	3,000	25,667
Bank Of Kyoto, Ltd.	2,000	24,166
Bank of Yokohama, Ltd.	6,000	49,095
Benesse Corp.	400	14,008
Bridgestone Corp.	3,000	62,450
Canon Sales Co., Inc.	1,000	21,368
Canon, Inc.	4,000	234,027
Casio Computer Co., Ltd.	1,200	20,086
Central Glass Co., Ltd.	1,000	5,537
Central Japan Railway Co.	8	76,652
Chiba Bank, Ltd.	3,000	25,158
Chubu Electric Power Co., Inc.	3,100	73,863
Chugai Pharmaceutical Co., Ltd.	1,400	30,033
Circle K Sunkus Co., Ltd.	300	7,631
Citizen Watch Co., Ltd.	1,900	15,788
Coca Cola West Japan Co., Ltd.	200	4,672
COMSYS Holdings Corp.	1,000	14,304
Credit Saison Co., Ltd.	17,900	893,975
CSK Corp.	300	14,983
Dai Nippon Printing Co., Ltd.	4,000	71,226
Daicel Chemical Industries, Ltd.	2,000	14,381
Daido Steel Co., Ltd.	2,000	19,112
DAIICHI SANKYO Co., Ltd.	3,474	67,014
Daikin Industries, Ltd.	1,200	35,104
Daimaru, Inc.	1,000	14,432
Dainippon Ink & Chemicals, Inc.	4,000	17,332
Dainippon Screen Manufacturing Co., Ltd.	2,000	16,738
Daito Trust Construction Co., Ltd.	14,400	744,817
Daiwa House Industry Co., Ltd.	2,000	31,271
Daiwa Securities Group, Inc.	6,000	68,020
Denki Kagaku Kogyo Kabushiki Kaisha	3,000	13,253
Denso Corp.	2,800	96,629
Dentsu, Inc.	10	32,560
Don Quijote Co., Ltd.	6,000	501,632
Dowa Mining Co., Ltd.	2,000	21,673
E* TRADE SECURITIES, Co., Ltd.	3	23,174
eAccess, Ltd.	7	4,956
East Japan Railway Co.	134	921,474
Ebara Corp.	2,000	10,803
Eisai Co., Ltd. †	1,300	54,564
Elpida Memory, Inc. †	200	5,969
FamilyMart Co., Ltd.	300	10,150

Fanuc, Ltd.	18,400	1,561,742
Fast Retailing Co., Ltd. †	200	19,553
Fuji Electric Co., Ltd.	3,000	15,899
Fuji Photo Film Co., Ltd.	2,600	85,980
Fuji Soft ABC, Inc.	200	6,699
Fuji Television Network, Inc.	3	7,555
Fujikura, Ltd.	2,000	16,212
Fujitsu, Ltd.	9,000	68,529
Furukawa Electric Co., Ltd. †	3,000	23,454
GLORY, Ltd.	300	5,080
Goodwill Group, Inc.	3	6,105
Gunma Bank, Ltd.	2,000	14,788
Gunze, Ltd.	1,000	6,648
Hakuhodo Dy Holdings, Inc.	100	7,046
Hankyu Department Stores, Inc.	1,000	8,734
HIKARI TSUSHIN, Inc.	100	9,412
Hino Motors, Ltd.	2,000	12,668
Hirose Electric Co., Ltd.	200	26,676
Hitachi Cable, Ltd.	1,000	4,697
Hitachi Capital Corp.	300	5,978
Hitachi Chemical Co., Ltd.	600	15,873
Hitachi Construction Machinery Co., Ltd.	600	13,991
Hitachi Metals, Ltd.	60,000	655,276
Hitachi Software Engineering Co., Ltd.	200	4,189
Hitachi, Ltd.	17,000	114,597
Hokkaido Electric Power Co., Inc.	900	18,315
Hokugin Financial Group, Inc.	5,000	23,360
Honda Motor Co., Ltd.	23,400	1,335,329
House Food Corp.	400	6,071
HOYA Corp.	2,200	79,094
IBIDEN Co., Ltd.	800	42,871
Index Corp.	5	9,073
Inpex Corp.	2	17,806
Isetan Co., Ltd.	1,000	21,325
Ishihara Sangyo Kaisha, Ltd.	2,000	3,561
Ishikawajima-Harima Heavy Industries Co., Ltd. †	6,000	18,977
Ito En, Ltd.	200	11,973
Itochu Corp.	8,000	66,749
Itochu Techno-Science Corp.	200	9,582
Jafco Co., Ltd.	200	17,857
Japan Airlines Corp.	4,000	10,887
Japan Prime Realty Investment Corp.	2	5,613
Japan Real Estate Investment Corp.	2	16,484
Japan Retail Fund Investment Corp.	2	15,534
Japan Tobacco, Inc.	4	58,337
JFE Holding, Inc.	2,900	97,376
JGC Corp.	1,000	19,036
Joyo Bank, Ltd.	4,000	23,810
JS Group Corp.	1,400	28,015
JSR Corp.	900	23,657
Jupiter Telecommunications Co., Ltd. †	1,114	888,857
Kajima Corp.	4,000	22,996
Kaken Pharmaceutical Co., Ltd.	1,000	7,792
Kamigumi Co., Ltd.	2,000	17,756
Kanebo, Ltd. †(3)(4)	100	0
Kaneka Corp.	2,000	24,166
Kansai Electric Power Co., Inc.	4,000	85,980
Kansai Paint Co., Ltd.	1,000	8,573
Kao Corp.	2,000	53,589
Katokichi Co., Ltd.	600	4,085
Kawasaki Heavy Industries, Ltd.	7,000	25,523
Kawasaki Kisen Kaisha, Ltd.	2,000	12,549
KDDI Corp. †	13	74,957

Keihin Electric Express Railway Co., Ltd.	3,000	23,657
Keio Electric Railway Co., Ltd.	3,000	17,934
Keisei Electric Railway Co., Ltd.	2,000	13,652
Keyence Corp.	200	56,896
Kikkoman Corp.	1,000	9,709
Kinden Corp.	1,000	9,030
Kintetsu Corp.	8,000	32,018
Kirin Brewery Co., Ltd.	4,000	46,636
Kobe Steel, Ltd.	14,000	45,347
Kokuyo Co., Ltd.	500	7,411
Komatsu, Ltd.	4,000	66,172
Konami Corp.	500	11,002
Konica Minolta Holdings, Inc.	2,500	25,459
KOSE Corp.	200	8,004
Koyo Seiko Co., Ltd.	1,000	18,612
Kubota Corp.	5,000	42,015
Kuraray Co., Ltd.	2,000	20,723
Kurita Water Industries, Ltd.	600	11,422
Kyocera Corp.	800	58,337
Kyowa Hakko Kogyo Co., Ltd.	2,000	13,957
Kyushu Electric Power Co., Inc.	2,000	43,414
Lawson, Inc.	300	12,363
LEOPALACE21 Corp.	33,300	1,208,496
Mabuchi Motor Co., Ltd.	200	11,108
Makita Corp.	600	14,754
Marubeni Corp.	7,000	37,572
Marui Co., Ltd.	1,600	31,407
Matsui Securities Co., Ltd.	600	8,328
Matsumotokiyoshi Co., Ltd.	200	6,326
Matsushita Electric Industrial Co., Ltd.	11,000	212,193
Matsushita Electric Works, Ltd.	2,000	18,688
MEDICEO Holdings Co., Ltd.	800	11,579
Meiji Dairies Corp.	2,000	10,124
Meiji Seika Kaisha, Ltd.	2,000	10,633
Meitec Corp.	200	6,478
Millea Holdings, Inc.	51	877,856
Minebea Co., Ltd.	2,000	10,667
Mitsubishi Chemical Holdings Corp.	6,000	37,800
Mitsubishi Corp.	6,200	137,211
Mitsubishi Electric Corp.	10,000	70,802
Mitsubishi Estate Co., Ltd.	5,000	103,871
Mitsubishi Gas Chemical Co., Inc.	2,000	18,909
Mitsubishi Heavy Industries, Ltd.	16,000	70,547
Mitsubishi Logistcs Corp.	1,000	16,840
Mitsubishi Materials Corp.	6,000	30,678
Mitsubishi Rayon Co., Ltd.	3,000	19,841
Mitsubishi Securities Co., Ltd.	2,000	25,099
Mitsubishi Tokyo Financial Group, Inc. †	38	515,538
Mitsui & Co., Ltd.	7,000	89,922
Mitsui Chemicals, Inc.	4,000	26,896
Mitsui Engineering & Shipbuilding Co., Ltd.	4,000	13,024
Mitsui Fudosan Co., Ltd.	4,000	81,231
Mitsui Mining & Smelting Co., Ltd.	3,000	18,849
Mitsui O.S.K. Lines, Ltd.	5,000	43,626
Mitsui Sumitomo Insurance Co., Ltd.	6,000	73,413
Mitsui Trust Holdings, Inc.	2,000	24,013
Mitsukoshi, Ltd.	3,000	19,587
Mitsumi Electric Co., Ltd.	400	4,525
Mizuho Financial Group, Inc.	196	1,555,569
Murata Manufacturing Co., Ltd.	11,900	762,827
NAMCO BANDAI Holdings, Inc.	1,100	16,080
NEC Corp.	10,000	62,238
NEC Electronics Corp.	200	6,563
NET One Systems Co., Ltd.	3	7,250

NGK Insulators, Ltd.	2,000	29,745
NGK Spark Plug Co., Ltd.	1,000	21,622
NHK Spring Co., Ltd.	1,000	10,421
Nichii Gakkan Co.	200	5,088
Nichirei Corp.	2,000	8,344
NIDEC Corp.	500	42,523
Nikko Cordial Corp.	4,000	63,357
Nikon Corp.	1,000	15,780
Nintendo Co., Ltd.	500	60,415
Nippon Building Fund, Inc.	2	16,874
Nippon Electric Glass Co., Ltd.	1,000	21,834
Nippon Express Co., Ltd.	5,000	30,483
Nippon Kayaku Co., Ltd.	1,000	8,539
Nippon Light Metal Co., Ltd.	3,000	8,267
Nippon Meat Packers, Inc.	1,000	10,497
Nippon Mining Holdings, Inc.	4,000	28,456
Nippon Oil Corp.	6,000	46,551
Nippon Paper Group, Inc.	5	20,011
Nippon Sheet Glass Co., Ltd.	3,000	13,100
Nippon Shokubai Co., Ltd.	1,000	11,320
Nippon Steel Corp.	32,000	113,961
Nippon Telegraph & Telephone Corp.	27	122,712
Nippon Yusen Kabushiki Kaisha	5,000	34,256
Nishi-Nippon City Bank, Ltd.	2,000	11,939
Nishimatsu Construction Co., Ltd.	2,000	8,208
Nissan Chemical Industries, Ltd.	1,000	14,228
Nissan Motor Co., Ltd.	12,000	121,592
Nisshin Seifun Group, Inc.	1,000	10,565
Nisshin Steel Co., Ltd.	4,000	12,922
Nisshinbo Industries, Inc.	1,000	10,930
Nissin Food Products Co., Ltd.	400	11,566
Nitori Co., Ltd.	100	9,327
Nitto Denko Corp.	11,449	892,155
Nok Corp.	500	13,567
Nomura Real Estate Office Fund, Inc.	1	7,123
Nomura Research Institute, Ltd.	200	24,505
Nomura Securities Co., Ltd.	93,100	1,784,084
NSK, Ltd.	97,000	662,924
NTN Corp.	2,000	15,805
NTT Data Corp.	7	34,841
NTT DoCoMo, Inc.	90	137,364
NTT Urban Development Corp.	2	13,245
Obayashi Corp.	3,000	22,105
Obic Co., Ltd.	50	11,015
Odakyu Electric Railway Co., Ltd.	4,000	23,810
Oji Paper Co., Ltd.	4,000	23,640
Oki Electric Industry Co., Ltd.	3,000	10,964
Okumura Corp.	1,000	5,622
Olympus Corp.	1,000	26,286
Omron Corp.	1,100	25,370
Onward Kashiyama Co., Ltd.	1,000	19,672
Oracle Corp. Japan	200	9,938
Oriental Land Co., Ltd.	300	16,356
Orix Corp. †	2,320	591,139
Osaka Gas Co., Ltd.	10,000	34,511
Pioneer Corp.	800	11,098
Promise Co., Ltd.	450	29,953
QP Corp.	500	4,456
Rakuten, Inc.	22	21,266
Resona Holdings, Inc. †	24	96,663
Ricoh Co., Ltd.	40,000	700,386
Rinnai Corp.	200	4,740
Rohm Co., Ltd.	500	54,394
Ryohin Keikaku Co., Ltd.	100	8,725
Sanden Corp.	1,000	4,638
Sanken Electric Co., Ltd.	1,000	16,136

Sankyo Co., Ltd.	200	11,583
Santen Pharmaceutical Co., Ltd.	400	11,057
Sanwa Shutter Corp	1,000	6,173
Sanyo Electric Co., Ltd.	8,000	21,707
Sapporo Holdings, Ltd.	2,000	11,210
SBI Holdings, Inc.	29	19,623
SECOM Co., Ltd.	1,000	52,317
SEGA SAMMY HOLDINGS, Inc.	700	23,445
Seiko Epson Corp.	500	12,570
Seino Transportation Co., Ltd.	1,000	10,896
Sekisui Chemical Co., Ltd.	3,000	20,299
Sekisui House, Ltd.	3,000	37,750
Seven & I Holdings Co., Ltd. †	4,220	180,701
SFCG Co., Ltd.	30	7,250
Sharp Corp.	5,000	76,059
Shimachu Co.	300	9,107
Shimamura Co., Ltd.	200	27,676
Shimano, Inc.	400	10,514
Shimizu Corp.	3,000	22,055
Shin-Etsu Chemical Co., Ltd.	18,300	972,917
Shinko Securities Co., Ltd.	3,000	15,110
Shinsei Bank, Ltd.	5,000	28,914
Shionogi & Co., Ltd.	24,100	339,425
Shiseido Co., Ltd.	2,000	37,309
Shizuoka Bank, Ltd.	3,000	30,067
Showa Denko KK	5,000	19,502
Showa Shell Sekiyu KK	900	10,745
Skylark Co., Ltd.	500	7,970
SMC Corp.	300	42,863
Softbank Corp.	3,900	164,684
Sojitz Holdings Corp. †	1,700	10,090
Sompo Japan Insurance, Inc.	4,000	54,098
Sony Corp.	13,600	555,832
Stanley Electric Co., Ltd.	800	13,004
Sumitomo Bakelite Co., Ltd.	1,000	8,259
Sumitomo Chemical Co., Ltd.	8,000	54,946
Sumitomo Corp.	147,000	1,900,835
Sumitomo Electric Industries, Ltd.	57,700	876,251
Sumitomo Heavy Industries, Ltd.	2,000	16,789
Sumitomo Metal Industries, Ltd.	21,000	80,841
Sumitomo Metal Mining Co., Ltd.	2,000	24,742
Sumitomo Mitsui Financial Group, Inc.	25	264,976
Sumitomo Osaka Cement Co., Ltd.	2,000	5,834
Sumitomo Realty & Development Co., Ltd.	39,969	869,296
Sumitomo Rubber Industries, Ltd.	1,000	14,245
Sumitomo Trust & Banking Co., Ltd.	6,000	61,305
Suruga Bank, Ltd.	1,000	12,609
Suzuken Co., Ltd.	400	12,787
T&D Holdings, Inc.	1,191	78,972
Taiheiyo Cement Corp.	271,000	1,100,683
Taisei Corp.	4,000	18,146
Taisho Pharmaceutical Co., Ltd.	1,000	18,739
Taiyo Nippon Sanso Corp.	2,000	13,363
Taiyo Yuden Co., Ltd.	77,000	1,060,966
Takara Shuzo Co.	1,000	5,935
Takashimaya Co., Ltd.	2,000	31,950
Takeda Pharmaceutical Co., Ltd.	4,700	254,259
Takefuji Corp. †	14,100	957,655
Takuma Co., Ltd.	1,000	6,682
Tanabe Seiyaku Co., Ltd.	1,000	9,717
TDK Corp.	600	41,362
Teijin, Ltd.	4,000	25,404
Teikoku Oil Co., Ltd.	2,000	26,184
Terumo Corp.	900	26,633
THK Co., Ltd.	17,600	459,643
TIS, Inc.	200	6,173

Tobu Railway Co., Ltd.	5,000	26,201
Toda Construction Co.	2,000	10,989
Toho Co., Ltd.	800	17,908
Tohoku Electric Power Co., Inc.	2,200	44,770
Tokuyama Corp.	2,000	25,692
Tokyo Broadcasting System, Inc.	200	5,427
Tokyo Electric Power Co., Inc.	6,100	148,188
Tokyo Electron, Ltd.	800	50,265
Tokyo Gas Co., Ltd.	12,000	53,317
Tokyo Steel Manufacturing Co., Ltd.	500	7,250
Tokyo Style Co., Ltd. †	1,000	12,252
Tokyo Tatemono Co., Ltd.	2,000	19,926
Tokyu Corp.	4,000	28,287
Tokyu Land Corp.	2,000	19,994
TonenGeneral Sekiyu KK	2,000	21,503
Toppan Printing Co., Ltd.	3,000	35,053
Toray Industries, Inc.	7,000	57,099
Toshiba Corp.	15,000	89,541
Tosoh Corp.	3,000	13,177
Toto, Ltd.	2,000	16,908
Toyo Seikan Kaisha, Ltd.	900	14,660
Toyo Suisan Kaisha, Ltd.	1,000	16,144
Toyobo Co., Ltd.	4,000	13,397
Toyoda Gosei Co., Ltd.	400	7,801
Toyota Industries Corp.	1,100	39,547
Toyota Motor Corp.	31,100	1,613,872
Toyota Tsusho Corp.	1,000	22,724
Trend Micro, Inc.	500	18,909
Ube Industries, Ltd.	5,000	13,567
Uni-Charm Corp.	200	8,988
Uniden Corp.	1,000	19,460
UNY Co., Ltd.	1,000	15,780
Ushio, Inc.	600	14,016
USS Co., Ltd.	130	8,289
Wacoal Corp.	1,000	13,550
West Japan Railway Co.	195	813,499
Yahoo Japan Corp.	40	60,711
Yakult Honsha Co.	600	12,464
Yamada Denki Co., Ltd.	5,877	735,528
Yamaha Corp.	900	14,965
Yamaha Motor Co., Ltd.	1,000	26,116
Yamato Transport Co., Ltd.	38,000	630,245
Yamazaki Baking Co., Ltd.	1,000	8,140
Yaskawa Electric Corp. †	1,000	10,090
Yokogawa Electric Corp.	1,100	18,748
Zeon Corp.	1,000	13,228
		41,902,136

KOREA — 0.3%
Hana Financial Group, Inc.	12,917	590,360

LEBANON — 0.3%
Investcom, LLC GDR	37,487	526,692

LUXEMBOURG — 0.4%
Arcelor	2,717	67,389
Millicom International Cellular SA	25,467	683,534
Oriflame Cosmetics SA SDR	200	5,765
Stolt Offshore SA †	1,000	11,631
Stolt-Nielsen SA †	200	6,623
		774,942

MEXICO — 0.3%
Urbi Desarrollos Urbanos SA de CV	80,480	556,340

NETHERLANDS — 4.2%
ABN AMRO Holdings NV	9,483	248,003
Aegon NV	7,534	122,643
Akzo Nobel NV	1,443	66,883
ASML Holding NV †	2,569	51,400
Buhrmann NV	618	9,094
Corio NV	214	11,629
DSM NV	804	32,839
Euronext NV	448	23,337
Europeon Aeronautic Defense and Space Co.	1,292	48,794
Getronics NV	654	8,796
Hagemeyer NV †	2,740	8,888
Heineken NV	1,300	41,216
IHC Caland NV	5,082	410,632
ING Groep NV	56,792	1,970,016
James Hardie Industries NV	2,451	16,172
Koninklijke (Royal) KPN NV	11,143	111,738
Koninklijke (Royal) Philips Electronics NV	6,986	217,107
Koninklijke Ahold NV †	8,254	61,856
Oce NV	417	6,018
Qiagen NV †	745	8,767
Randstad Holding NV	245	10,642
Reed Elsevier NV	3,737	52,206
Rodamco Europe NV	238	19,808
Royal Dutch Shell PLC	3,103	94,549
Royal Dutch Shell PLC, Class A ADR	18,430	562,501
Royal Dutch Shell PLC, Class B	28,788	920,264
Royal Numico NV †	827	34,248
TPG NV	32,098	1,003,222
Unilever NV	3,034	207,794
Vedior NV	41,723	618,436
VNU NV	22,767	754,977
Wereldhave NV	110	10,373
Wolters Kluwer NV	1,535	31,039
		7,795,887

NEW ZEALAND — 0.1%
Auckland International Airport, Ltd.	5,192	7,020
Contact Energy, Ltd.	1,530	6,927
Fisher & Paykel Appliances Holdings, Ltd.	1,331	3,154
Fisher & Paykel Healthcare Corp.	2,560	6,643
Fletcher Building, Ltd.	2,464	12,703
Kiwi Income Property Trust (2)	3,751	3,253
Sky City Entertainment Group, Ltd.	2,217	7,100
Sky Network Television, Ltd. †	1,032	4,439
Telecom Corp. of New Zealand, Ltd.	10,382	42,607
Tower, Ltd. †	1,522	2,162
Vector, Ltd. †	1,327	2,374
Warehouse Group, Ltd.	729	1,767
Waste Management NZ, Ltd.	532	2,227
		102,376

NORWAY — 0.6%
Den Norke Bank ASA	3,554	37,913
Frontline, Ltd.	250	9,557
Norsk Hydro ASA	753	77,316
Norske Skogindustrier ASA	820	13,030
Orkla ASA	971	40,211
Petroleum Geo-Services ASA †	8,440	260,104
Prosafe ASA	150	6,367
Schibsted ASA	300	8,934

Smedvig ASA	200	5,838
Statoil ASA	3,476	79,828
Storebrand ASA	1,100	9,494
Tandberg Television ASA †	400	5,289
Tanderg ASA	700	4,283
Telenor ASA	60,869	597,480
Tomra Systems ASA	800	5,725
Yara International ASA	1,053	15,329
		1,176,698

PORTUGAL — 0.1%
Banco BPI SA	1,613	7,371
Banco Comercial Portugues SA	10,375	28,619
Banco Espirito Santo SA	557	8,968
Brisa-Auto Estradas de Portugal SA	1,751	14,843
Cimpor Cimentos De Portugal SA	1,070	5,891
Electricidade de Portugal SA	9,705	29,873
Jeronimo Martins SGPS SA	200	3,007
Portugal Telecom SGPS SA	4,025	40,742
PT Multimedia-Servicos de Telecomunicacoes e Multimedia SGPS SA	416	4,753
Sonae Industria-SGPS SA	323	2,447
Sonae SGPS SA	4,777	6,674
		153,188

RUSSIA — 1.2%
Lukoil Sponsored ADR	9,600	566,400
Mobile Telesystems Sponsored ADR	32,900	1,151,500
NovaTek OAO GDR †*	23,600	513,300
		2,231,200

SINGAPORE — 0.6%
Allgreen Properties, Ltd.	3,000	2,346
Ascendas Real Estate Investment Trust(4)	5,000	5,864
Capitaland, Ltd.	6,000	12,414
Capitamall Trust	5,000	6,736
Chartered Semiconductors Manufacturing, Ltd. †	6,000	4,691
City Developments, Ltd.	3,000	15,698
Comfortdelgro Corp., Ltd.	10,000	9,623
Cosco Corp. (Singapore), Ltd.	2,000	2,598
Creative Technology, Ltd.	250	2,045
Datacraft Asia, Ltd. †	2,000	2,020
DBS Group Holdings, Ltd.	70,163	696,292
Fraser & Neave, Ltd.	1,000	11,127
Haw Par Corp., Ltd.	1,040	3,221
Jardine Cycle & Carriage, Ltd.	1,000	6,676
Keppel Corp., Ltd.	3,000	19,848
Keppel Land, Ltd.	2,000	4,403
Neptune Orient Lines, Ltd.	2,000	4,042
Olam International, Ltd. †	3,000	2,725
Overseas Union Enterprise, Ltd.	1,000	6,556
Overseas-Chinese Banking Corp., Ltd.	13,100	52,789
Parkway Holdings, Ltd.	4,000	5,076
SembCorp Industries, Ltd.	4,760	7,844
SembCorp Logistics, Ltd.	1,678	1,716
SembCorp Marine, Ltd.	3,000	4,980
Singapore Airlines, Ltd.	3,000	22,374
Singapore Exchange, Ltd.	4,000	6,977
Singapore Land, Ltd.	1,000	3,218
Singapore Petroleum Co., Ltd.	1,000	2,863
Singapore Post, Ltd.	7,000	4,842
Singapore Press Holdings, Ltd.	8,250	21,336
Singapore Technologies Engineering, Ltd.	7,000	12,041
Singapore Telecommunications, Ltd.	34,580	54,283

SMRT Corp.	4,000	2,598
STATS ChipPAC, Ltd. †	7,000	4,673
Suntec Real Estate Investment Trust	5,000	3,248
United Overseas Bank, Ltd.	6,000	52,687
United Overseas Land, Ltd.	3,500	5,284
Venture Corp., Ltd.	1,000	8,300
Want Want Holdings, Ltd.	3,000	2,985
Wing Tai Holdings, Ltd.	3,000	2,652
		1,101,691

SOUTH AFRICA — 0.2%
Massmart Holdings, Ltd.	48,911	399,250

SOUTH KOREA — 2.4%
Electrolux AB, Class B	1,440	37,430
Hyundai Motor Co. GDR †*	25,118	1,211,190
LG Chem, Ltd.	14,206	801,051
LG Electronics, Inc.	7,131	629,963
Samsung Electronics Co., Ltd.	1,304	850,112
Samsung Electronics Co., Ltd. GDR (Frankfurt) †*	1,100	362,450
Samsung Electronics Co., Ltd. GDR (London) †	700	230,650
Samsung Electronics Co., Ltd. GDR (OTC) †*	1,600	385,600
		4,508,446

SPAIN — 2.3%
Abertis Infraestructuras SA	1,151	28,970
Acciona SA	151	16,885
Acerinox SA	964	14,026
ACS, Actividades de Construccion y Servicios, SA	1,311	42,232
Altadis SA	1,503	68,187
Antena 3 de Television SA	412	9,824
Banco Bilbao Vizcaya Argentaria SA	102,910	1,837,274
Banco Popular Espanol SA	4,516	55,069
Banco Santander Central Hispano SA	31,541	416,356
Cintra Concesiones de Infraestructuras de Transporte SA †	1,042	12,053
Ebro Puleva SA	449	7,458
Endesa SA	5,058	133,057
Fomento de Construcciones y Contratas SA	242	13,724
Gamesa Corp. Tecnologica SA	904	13,228
Gas Natural SDG, SA	950	26,611
Grupo Ferrovial SA	335	23,201
Iberdrola SA	4,307	117,737
Iberia Lineas Aereas de Espana SA	2,503	6,786
Indra Sistemas SA	692	13,526
Industria de Diseno Textil SA	1,158	37,770
Inmobiliaria Colonial SA	158	8,956
Mapfre Reinsurance Corp.	570	9,414
Metrovacesa SA	297	18,038
NH Hoteles SA	412	6,463
Promotora De Informaciones SA	406	6,922
Repsol YPF SA	4,860	141,945
Sacyr Vallehermoso SA	582	14,194
Sociedad General de Aguas de Barcelona SA, Class A	309	6,585
Telefonica Publicidad e Informacion SA	862	7,317
Telefonica SA	80,227	1,207,205
Union Fenosa SA	1,132	42,122
Zeltia SA	842	5,861
		4,368,996

SWEDEN — 1.2%
Alfa Laval AB	500	10,825
Assa Abloy AB, Class B	1,400	22,028
Atlas Copco AB, Class A	1,756	39,123
Atlas Copco AB, Class B	1,200	23,941
Axfood AB	150	4,192
Billerud AB	200	2,618
Capio Ab †	500	8,906
Castellum AB	250	9,000
D. Carnegie & Co. AB	300	4,418
Elekta AB	400	5,941
Eniro AB	900	11,329
Fabege AB	400	7,628
Gambro AB, Series A	1,100	12,011
Gambro AB, Series B	500	5,444
Getinge AB, Class B	1,000	13,783
Hennes & Mauritz AB, Class B	2,500	84,964
Hoganas AG	200	4,330
Holmen AB, Class B	300	9,913
Kungsleden AB	200	5,790
Lundin Petroleum AB †	900	9,516
Modern Times Group AB, Class B †	281	11,725
Nordea Bank AB	11,200	116,307
OMX AB †	400	5,564
Sandvik AB	1,000	46,573
Sas AB †	700	9,208
Scania AB, Class B	500	18,094
Securitas AB, Class B	1,492	24,790
Skandia Forsakrings AB	5,100	30,557
Skandinaviska Enskilda Banken AB, Class A	2,400	49,393
Skanska AB, Class B	1,916	29,182
SKF AB	2,076	29,136
SSAB Svenskt Stal AB, Series A	400	14,551
SSAB Svenskt Stal AB, Series B	200	6,772
Svenska Cellulosa AB, Class B	18,854	704,845
Svenska Handelsbanken AB, Class A	2,673	66,282
Swedish Match AB	1,600	18,831
Tele2 AB, Class B	1,600	17,169
Telefonaktiebolaget LM Ericsson, Class B	199,088	684,134
Telelogic AB †	1,100	2,825
TeliaSonera AB	9,959	53,528
Trelleborg AB, Class B	400	7,980
Volvo AB, Class A	500	22,940
Volvo AB, Class B	1,070	50,439
Wihlborgs Fastigheter AB †	180	4,350
WM-data AB, Class B	2,000	6,394
		2,327,269

SWITZERLAND — 6.0%
ABB, Ltd. †	10,440	101,298
Adecco SA	695	32,051
Ciba Specialty Chemicals AG	357	23,093
Clariant AG †	1,221	17,980
Compagnie Financiere Richemont AG, Class A (2)	2,632	114,570
Credit Suisse Group	26,277	1,339,796
Geberit AG	21	16,620
Givaudan SA	35	23,719
Holcim, Ltd.	976	66,475
Kudelski SA †	186	5,527
Kuehne & Nagel International AG	50	14,098
Kuoni Reisen Holdings †	15	6,210
Logitech International SA †	432	20,301
Lonza Group AG	200	12,237
Micronas Semiconductor Holdings AG †	172	5,694
Nestle SA	10,667	3,190,237
Nobel Biocare Holding AG	123	27,051

Novartis AG	51,499	2,706,142
Phonak Holding AG	225	9,691
PSP Swiss Property AG †	199	8,632
Rieter Holding AG	23	6,826
Roche Holdings AG	8,723	1,309,728
Schindler Holding AG	27	10,705
Serono SA, Class B	28	22,310
SGS SA	22	18,550
SIG Holding AG	33	7,207
STMicroelectronics NV	3,362	60,381
Straumann Holding AG	41	9,501
Sulzer AG	19	10,064
Swatch Group AG	286	8,651
Swatch Group AG, Class B	175	25,969
Swiss Re	1,709	125,114
Swisscom AG	114	35,982
Syngenta AG †	567	70,549
Synthes, Inc.	244	27,407
UBS AG	17,024	1,620,716
Unaxis Holding AG †	30	4,518
Valora Holdings AG †	18	3,490
Zurich Financial Services AG †	765	163,007
		11,282,097

TAIWAN — 0.9%
AU Optronics Corp. ADR	34,961	524,765
Chinatrust Financial Holding Co., Ltd.	465	368
Hon Hai Precision Industry Co., Ltd. GDR	42,561	489,451
MediaTek, Inc.	56,700	668,451
		1,683,035

THAILAND — 0.2%
Thai Oil Public Co., Ltd. (3)	208,905	323,351

TURKEY — 0.4%
Koc Holding AS	36,200	170,211
Turkiye Vakiflar Bankasi TAO	97,217	514,699
		684,910

UNITED KINGDOM — 18.6%
3i Group PLC	2,977	43,408
Admiral Group PLC	71,425	559,135
Aegis Group PLC	5,950	12,489
Aggreko PLC	1,352	6,310
Alliance Unichem PLC	1,342	18,483
AMEC PLC	1,766	10,437
Amvescap PLC	89,181	678,187
Anglo American PLC	7,533	256,489
ARM Holdings PLC	7,324	15,247
Arriva PLC	1,036	10,383
Associated British Ports Holdings PLC	1,609	16,250
AstraZeneca PLC	8,525	414,937
Aviva PLC	12,622	153,099
BAA PLC	5,714	61,640
BAE Systems PLC	203,314	1,335,369
Balfour Beatty PLC	2,265	13,873
Barclays PLC	34,300	360,571
Barratt Developments PLC	1,284	21,782
BBA Group PLC	2,576	14,559
Bellway PLC	601	11,674
Berkeley Group Holdings PLC †(2)	577	11,029
BG Group PLC	18,798	185,805
BHP Billiton PLC	13,102	214,036
BOC Group PLC	2,662	54,868
Bodycote International PLC	152,215	581,387

Boots Group PLC	3,834	39,908
Bovis Homes Group PLC	632	8,666
BP PLC	157,923	1,681,865
Brambles Industries PLC	3,845	27,586
Britannic Group PLC	1,054	11,751
British Airways PLC †	2,874	16,515
British American Tobacco PLC	48,964	1,095,154
British Land Co. PLC	2,753	50,492
British Sky Broadcasting Group PLC	41,720	356,384
Brixton PLC	1,356	10,090
BT Group PLC	44,968	172,336
Bunzl PLC	1,821	19,989
Burberry Group PLC	1,648	12,185
Cable & Wireless PLC	12,730	26,118
Cadbury Schweppes PLC	11,051	104,478
Capita Group PLC	3,511	25,175
Carnival PLC	16,416	932,044
Cattles PLC	132,495	750,551
Centrica PLC	19,529	85,595
Close Brothers Group PLC	691	10,789
Cobham PLC	212,072	618,455
Compass Group PLC	11,441	43,404
Cookson Group PLC †	1,005	7,349
Corus Group PLC	23,609	23,965
CSR, PLC †	33,192	534,520
Daily Mail & General Trust	1,593	21,597
Davis Service Group	897	7,477
De Lau Rue PLC	880	7,078
Diageo PLC	15,669	227,126
Dixons Group PLC	9,869	27,804
Electrocomponents PLC	2,310	11,168
EMAP PLC	1,370	20,342
EMI Group PLC †	4,193	17,494
Enterprise Inns PLC	22,855	368,841
First Choice Holidays PLC	2,382	10,246
FirstGroup PLC	2,090	14,446
FKI PLC	3,090	6,167
Friends Provident PLC	10,015	32,652
Gallaher Group PLC	3,479	52,524
George Wimpey PLC	2,086	17,227
GKN PLC	3,811	18,884
GlaxoSmithKline PLC	76,589	1,935,723
Great Portland Estates PLC	862	6,370
Group 4 Securicor PLC †	6,052	16,764
GUS PLC	4,648	82,528
Hammerson PLC	1,511	26,569
Hanson PLC	3,872	42,569
Hays PLC	8,457	18,261
HBOS PLC	20,673	353,189
Hilton Group PLC	8,498	53,147
HMV Group PLC	114,693	356,673
HSBC Holdings PLC (London)	59,981	962,832
ICAP PLC	2,576	17,950
IM PLC	1,849	16,001
Imperial Chemical Industries PLC	6,325	36,129
Imperial Tobacco Group PLC	3,803	113,653
Inchcape PLC	393	15,423
Intercontinental Hotels Group PLC	2,348	33,914
International Power PLC †	7,820	32,223
Intertek Group PLC	824	9,881
Invensys PLC †	30,191	9,610
iSOFT Group PLC	1,157	7,753
ITV PLC	21,786	42,168
J. Sainsbury PLC	7,228	39,204
Johnson Matthey PLC	1,165	28,302
Kelda Group PLC	1,994	26,553

Kesa Electricals PLC	2,811	12,574
Kingfisher PLC	12,469	50,897
Land Securities Group PLC	2,486	71,129
Legal & General Group PLC	34,532	72,483
Liberty International PLC	1,280	21,593
Lloyds TSB Group PLC	29,730	249,870
LogicaCMG PLC	6,083	18,551
London Stock Exchange PLC	1,351	14,411
Man Group PLC	1,563	51,363
Marconi Corp. PLC †	1,113	7,406
Marks & Spencer Group PLC	8,814	76,581
Meggitt PLC	2,289	14,256
MFI Furniture Group PLC	3,156	4,344
Misys PLC	2,567	10,544
Mitchells & Butler PLC	2,660	19,130
National Express Group PLC	726	10,748
National Grid Group PLC	63,276	618,906
Next PLC	1,362	35,970
Old Mutual, PLC	195,947	555,417
Pearson PLC	4,260	50,389
Peninsular & Oriental Steam Navigation Co.	3,975	31,870
Persimmon PLC	1,475	31,925
Pilkington PLC	5,546	14,217
Premier Farnell PLC	1,926	5,724
Provident Financial PLC	1,356	12,773
Prudential PLC	172,102	1,628,559
Punch Taverns PLC	27,222	397,633
Rank Group PLC	3,314	17,433
Reckitt Benckiser PLC	15,137	500,030
Reed Elsevier PLC	6,771	63,606
Rentokil Initial PLC	9,610	27,033
Reuters Group PLC	7,581	56,151
Rexam PLC	2,931	25,617
Rio Tinto PLC	5,676	259,276
Rolls Royce Group PLC †	9,207	67,719
Royal & Sun Alliance Insurance Group PLC	15,489	33,511
Royal Bank of Scotland Group PLC	101,741	3,072,049
RT Group PLC †(3)(4)	207	18
SABMiller PLC	4,766	87,001
Sage Group PLC	6,818	30,264
Schroders PLC	660	10,788
Scottish & Newcastle PLC	4,035	33,774
Scottish and Southern Energy PLC	4,559	79,536
Scottish Power PLC	9,904	92,612
Serco Group PLC	2,459	13,295
Severn Tren PLC	29,040	541,603
Shire PLC	44,028	563,582
Signet Group PLC	9,218	17,049
Slough Estates PLC	2,245	23,117
Smith & Nephew PLC	57,038	525,507
Smiths Group PLC	38,875	699,612
SSL International PLC	1,006	5,288
Stagecoach Group PLC	4,572	9,085
Tate & Lyle PLC	2,584	25,030
Taylor Woodrow PLC	3,124	20,451
Tesco PLC	182,759	1,042,359
Tomkins PLC	4,104	21,165
Travis Perkins PLC	2,490	59,977
Trinity Mirro PLC	1,537	15,152
Tullow Oil PLC	130,630	606,822
Unilever PLC	14,682	145,626
United Business Media	1,464	16,045
United Utilities PLC	4,630	53,451
Vodafone Group PLC	994,768	2,147,932
Whitbread PLC	1,366	22,303

William Hill PLC	2,087	19,228
William Morrison Supermarkets PLC	223,149	742,901
Wolseley PLC	42,217	889,771
WPP Group PLC	113,349	1,226,657
Yell Group PLC	3,740	34,522
		34,904,484

UNITED STATES — 0.4%
Nomura Holdings, Inc. Sponsored ADR	8,300	159,526
Transocean, Inc. †	9,100	634,179
		793,705

China — 0.5%
China Construction Bank	1,728,000	596,158
PICC Property and Casualty Co., Ltd.	1,304,000	369,993
		966,151

Turkey — 0.3%
Turkiye Garanti Bankasi AS ADR †	167,944	608,898

SPAIN — 0.0%
Sogecable SA †	212	8,498

TOTAL COMMON STOCK (cost $148,513,120)		174,189,077

Preferred Stock — 0.4%

GERMANY — 0.4%
Fresenius Medical Care AG	139	12,976
Henkel KGaA	315	31,699
Porsche AG	41	29,462
ProSieben SAT.1 Media AG	33,511	648,665
RWE AG	207	13,341
Volkswagen AG	558	21,470

TOTAL PREFERRED STOCK (cost $704,550)		757,613

Exchange Traded Funds — 0.9%

UNITED STATES — 0.9%
iShares MSCI EAFE Index Fund (cost $1,770,898)	29,700	1,765,962

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $150,988,568)		176,712,652

Short-Term Investment Securities — 3.5%

U.S. GOVERNMENT AGENCIES — 3.2%
Federal Home Loan Bank Disc. Notes 3.30% due 01/03/06	6,000,000	5,998,896

U.S. GOVERNMENT OBLIGATIONS — 0.1%
United States Treasury Bills 3.90% due 03/16/06	180,000	178,592

TIME DEPOSIT — 0.2%
Euro Time Deposit with State Street Bank & Trust Co.
1.45% due 01/03/06	316,000	316,000

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $6,493,459)		6,493,488

Repurchase Agreements — 3.2%

Agreement with State Street Bank & Trust Co., bearing interest at 2.05% dated 12/30/05, to be repurchased 01/03/06 in the amount of $5,178,179 and collateralized by $4,715,000 of United States Treasury Bonds, bearing interest at 10.38%, due 11/15/12 and having an approximate value of $5,280,800		5,177,000	5,177,000
Agreement with State Street Bank & Trust Co., bearing interest at 2.50% dated 12/30/05, to be repurchased 01/03/06 in the amount of $316,088 and collateralized by $235,000 of United States Treasury Bonds, bearing interest at 8.13%, due 08/15/19 and having an approximate value of $326,944		316,000	316,000
Agreement with State Street Bank & Trust Co., bearing interest at 2.65% dated 12/30/05, to be repurchased 01/03/06 in the amount of $571,168 and collateralized by $590,000 of United States Treasury Notes, bearing interest at 4.00%, due 06/15/09 and having an approximate value of $584,520		571,000	571,000

TOTAL REPURCHASE AGREEMENTS (cost $6,064,000)			6,064,000

TOTAL INVESTMENTS —
(cost $163,546,027)@	101.0%		189,270,140
Liabilities in excess of other assets—	(1.0)		(1,891,007)

NET ASSETS—	100.0%		$187,379,133

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At December 31, 2005, the aggregate value of these securities was $3,016,670 representing 1.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

@	See Note 4 for cost of investments on a tax basis
(1)	The security or a portion thereof represents collateral for open futures contracts.
(2)	Consists of more than one class of securities traded together as a unit.
(3)	Fair Valued Security; See Note 1
(4)	Illiquid security
ADR—	American Depository Receipt
GDR—	Global Depository Receipt
SDR—	Swedish Depository Receipt
OTC—	Over the Counter

Open Future Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of December 31, 2005	Unrealized Appreciation (Depreciation)
2 Long	Hang Sang Stock Index	January 2006	$197,709	$191,370	$(6,339)
2 Long	MSCI Singapore Index	January 2006	66,816	66,755	(61)
2 Long	OMXS30 Index	January 2006	23,786	24,238	452
4 Long	NIKKEI 225 Index	March 2006	309,205	322,600	13,395
4 Long	S&P ASX 200 Index	March 2006	341,856	346,749	4,893
10 Long	Tokyo Price Index	March 2006	1,361,802	1,392,442	30,840
140 Long	MSCI Pan-Euro Index	March 2006	3,488,179	3,507,510	39,331
4 Long	Tokyo Price Index	March 2006	549,047	556,977	7,930
35 Long	Dow Jones Stoxx 50	March 2006	14,913,824	14,944,490	30,866
14 Long	Dow Jones Stoxx 50	March 2006	553,420	555,356	1,938
					$123,242

Open Forward Foreign Currency Contracts

Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized Appreciation
	CAD	581,142	USD	500,260	01/06/06	$228
	CHF	506,548	USD	391,739	01/04/06	4,534
*	GBP	941,620	USD	1,621,702	02/15/06	3,028
	HKD	11,288,964	USD	1,456,835	03/16/06	44
	NOK	553,080	USD	83,597	02/16/06	1,433
	SEK	1,981,417	USD	258,178	01/06/06	2,296
	SGD	356,917	USD	805,508	02/22/06	7,916
						$18,477

Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized Depreciation
	HUF	73,892,000	USD	338,428	03/14/06	$(8,938
	MXN	4,974,388	USD	462,454	01/13/06	(4,557
	SEK	118,108	USD	929,029	03/20/06	(1,485
	USD	2,077,944	AUD	2,778,000	01/18/06	(42,883
	USD	1,379,474	EUR	1,151,512	01/27/06	(14,104
	USD	3,311,800	JPY	384,213,844	01/30/06	(41,394
*	USD	2,617,882	GBP	1,513,459	02/15/06	(14,111
	USD	470,114	DKK	2,905,304	03/23/06	(6,975
	ZAR	1,687,172	USD	254,458	01/22/06	(11,749
						(144,004
Net Unrealized Appreciation (Depreciation)						$(125,527

* Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additonal market risk but have counterparty settlement risk.

AUD - Australian Dollar

CAD - Canadian Dollar

CHF -  Swiss Franc

DKK - Danish Krone

EUR -  Euro

GBP -  Pound Sterling

HKD - Hong Kong Dollar

HUF -  Hungarien Foint

JPY -    Japanese Yen

MXN - Mexican Peso

NOK - Norwegian Krone

SEK -   Swedish Krone

SGO -  Singapore Dollar

USD -  United States Dollar

ZAR-   South African Rand

See Notes to Portfolio of Investments

Industry Allocation*

Banks	12.9%
Financial Services	8.8
Telecommunications	7.1
Drugs	6.5
Retail	4.8
Metals & Minerals	4.6
Electronics	4.5
Food. Beverages & Tobacco	4.1
Energy Services	3.9
Energy Sources	3.9
Insurance	3.7
Transportation	3.4
Automotive	3.3
Repurchase Agreement	3.2
U.S. Government Agencies	3.2
Broadcasting & Media	3.2
Chemicals	2.6
Business Services	1.7
Real Estate Companies	1.7
Electrical Equipment	1.4
Electric Utilities	1.3
Leisure & Tourism	1.1
Medical Products	1.0
Housing & Household Durables	0.9
Machinery	0.9
Aerospace & Military Technology	0.8
Apparel & Textiles	0.8
Computer Software	0.8
Computers & Business Equipment	0.8
Real Estate Investment Trusts	0.8
Household & Personal Products	0.6
Multi-Industry	0.6
Forest Products	0.5
Gas & Pipeline Utilities	0.5
Computer Services	0.4
Entertainment Products	0.2
Internet Content	0.2
Time Deposit	0.2
U.S. Government Obligations	0.1
101.0%

* Calculated as a percentage of net assets.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST
DIVERSIFIED FIXED
INCOME PORTFOLIO

Investment Portfolio — December 31, 2005
(unaudited)

Asset-Backed Securities — 4.3%	Shares/ Principal Amount	Value (Note 1)

FINANCE — 4.3%

Financial Services — 4.3%
Aesop Funding II, LLC, Series 2003-3A A3 3.72% due 07/20/09*	$350,000	$340,762
Banc America Commercial Mtg. Inc.,Series 2005 6 Class A4 5.18% due 09/10/47(4)	80,000	80,837
Bear Stearns Commercial Mtg. Securities, Inc., Series 1998-C1 A2 6.44% due 06/16/30(3)	200,000	205,845
Bear Stearns Commercial Mtg. Securities, Inc., Series 1999-WF2 A2 7.08% due 07/15/31(3)	300,000	317,477
Bear Stearns Commercial Mtg. Securities, Inc., Series 2001-TOP2 A2 6.48% due 02/15/35(3)	350,000	370,478
Bear Stearns Commercial Mtg. Securities, Inc., Series 2001-TOP4 A3 5.61% due 11/15/33(3)	200,000	204,478
Capital Auto Receivables Asset Trust, Series 2003-3 A3A 2.96% due 01/15/08	190,000	187,764
Capital One Multi-Asset Execution Trust, Series 2003-A4 3.65% due 07/15/11	100,000	97,170
Carmax Auto Owner Trust, Series 2002-1 A4 4.23% due 09/17/07	68,522	68,404
Chase Commercial Mtg. Securities Corp., Series 1998-1 A2 6.56% due 05/18/30(3)	145,825	149,790
Chase Commercial Mtg. Securities Corp., Series 1998-2 A2 6.39% due 11/18/30(3)	191,893	198,406
Citigroup/Deutsche Bank Commercial Mtg.Trust, Series 2005-CD1 A4 5.23% due 01/05/06	225,000	227,345
Commercial Mtg. Asset Trust, Series 1999-C1 A3 6.64% due 01/17/32(3)	200,000	209,171
Connecticut RRB Special Purpose Trust CL&P, Series 2001-1 A5 6.21% due 12/30/11	200,000	209,803
CS First Boston Mtg., Series 2000 C1 A2 7.55% due 04/15/62(3)	450,000	487,789
First Union - Chase Commercial Mtg. Trust, Series 1999-C2 A2 6.65% due 06/15/31(3)	291,330	303,293
First Union Lehman Brothers Bank, Series 1998-C2 A2 6.56% due 11/18/35(3)	271,700	279,247
GE Commercial Equipment Financing, LLC, Series 2004 A A3 3.36% due 06/22/08*	460,000	452,902
Greenwich Capital Commercial Funding Corp., Series 2005 GG3 A4 4.79% due 08/10/42(3)	300,000	292,294
Harley-Davidson Motorcycle Trust, Series 2002-1 A2 4.50% due 01/15/10	94,777	94,657
Harley-Davidson Motorcycle Trust, Series 2004-3 A2 3.20% due 05/15/12	220,000	213,365
Household Affinity Credit Card Master Note Trust, Series 2003-2 A 2.18% due 02/15/08	200,000	199,408
LB-UBS Commercial Mtg. Trust, Series 2001-C7 A5 6.13% due 12/15/30(3)	200,000	210,080
Morgan Stanley Capital I, Series 1998-WF1 A2 6.55% due 03/15/30(3)	145,634	148,996
Morgan Stanley Capital I, Series 1998-WF2 A2 6.54% due 07/15/30(3)	152,028	156,472
Morgan Stanley Capital I, Series 1999-LIFE A2 7.11% due 04/15/33(3)	450,000	478,523
Morgan Stanley Capital I, Series 1999-WF1 A2 6.21% due 11/15/31(3)	296,183	303,707
Morgan Stanley Dean Witter Capital I, Series 2002-HQ A2 6.09% due 04/15/34(3)	193,479	196,277
Morgan Stanley Dean Witter Capital I, Series 2002-HQ A3 6.51% due 04/15/34(3)	200,000	212,881
Nissan Auto Receivables Owner Trust, Series 2004-A A4 2.76% due 07/15/09	410,000	397,242
Nomura Asset Securities Corp., Series 1998-D6 A1B 6.59% due 03/15/30(3)	200,000	206,705
Onyx Acceptance Owner Trust, Series 2004-B A3 3.09% due 09/15/08	204,760	203,260
WFS Financial Owner Trust, Series 2003-3 A4 3.25% due 05/20/11	400,000	393,702
WFS Financial Owner Trust, Series 2003-4 A4 3.15% due 05/20/11	145,000	142,274

TOTAL ASSET-BACKED SECURITIES (Cost $8,403,155)		8,240,804

Bonds & Notes — 81.8%

CONSUMER DISCRETIONARY — 1.3%

Appliances & Household Durables — 0.1%

D.R. Horton, Inc. 5.38% due 06/15/12	10,000	9,666
D.R. Horton, Inc. 5.63% due 09/15/14	35,000	33,714
D.R. Horton, Inc. 6.88% due 05/01/13	25,000	26,089
D.R. Horton Inc. 8.00% due 02/01/09	180,000	191,834
Automotive — 0.4%
DaimlerChrysler AG 7.45% due 03/01/27	100,000	108,524
DaimlerChrysler NA Holding Corp. 4.05% due 06/04/08	250,000	243,373
DaimlerChrysler NA Holding Corp. 6.50% due 11/15/13	330,000	345,526
Ford Motor Co. 7.45% due 07/16/31	70,000	47,600

Housing & Household Durables — 0.3%
Centex Corp. 5.70% due 05/15/14	110,000	108,698
Centex Corp. 7.50% due 01/15/12	130,000	141,374
Centex Corp. 7.88% due 02/01/11	50,000	54,892
Lennar Corp. 7.63% due 03/01/09	60,000	63,629
Pulte Homes, Inc. 7.88% due 08/01/11	250,000	274,642

Retail — 0.4%
May Department Stores Co. 5.75% due 07/15/14	90,000	91,759
May Department Stores Co. 8.00% due 07/15/12	240,000	271,956
Staples, Inc. 7.13% due 08/15/07	85,000	87,793
Staples, Inc. 7.38% due 10/01/12	50,000	55,734
Wendy’s International, Inc. 6.25% due 11/15/11	160,000	162,322
Wendy’s International, Inc. 7.00% due 12/15/25	85,000	87,306
		2,406,431

CONSUMER STAPLES — 0.7%

Food, Beverage & Tobacco — 0.7%
Altria Group, Inc. 7.00% due 11/04/13	175,000	191,493
ConAgra Foods, Inc. 8.25% due 09/15/30	100,000	123,515
Kraft Foods, Inc. 4.13% due 11/12/09	180,000	174,178
Kraft Foods, Inc. 5.25% due 06/01/07	200,000	200,812
Kraft Foods, Inc. 5.63% due 11/01/11	50,000	51,300
Kroger Co. 6.75% due 04/15/12	200,000	210,329
Miller Brewing Co. 4.25% due 08/15/08*	200,000	196,278
Philip Morris Cos., Inc. 6.38% due 02/01/06	40,000	40,039
Philip Morris Cos., Inc. 7.65% due 07/01/08	70,000	74,139

Household & Personal Products — 0.0%
Fortune Brands, Inc. 6.63% due 07/15/28	100,000	105,748
		1,367,831

ENERGY — 1.4%

Energy Services — 0.4%
Halliburton Co. 7.60% due 08/15/96	180,000	215,292
Motiva Enterprises, LLC 5.20% due 09/15/12*	225,000	226,809
Valero Energy Corp. 7.50% due 04/15/32	170,000	206,600
Xcel Energy, Inc. 7.00% due 12/01/10	200,000	215,246

Energy Sources — 1.0%
Alliant Energy Resources, Inc. 9.75% due 01/15/13	180,000	223,836
Amerada Hess Corp. 7.88% due 10/01/29	290,000	351,156
Devon Financing Corp., ULC 6.88% due 09/30/11	220,000	240,644
Devon Financing Corp., ULC 7.88% due 09/30/31	130,000	165,191
Pemex Project Funding Master Trust 5.75% due 12/15/15*	550,000	547,250
XTO Energy, Inc. 7.50% due 04/15/12	300,000	335,571
		2,727,595

FINANCE — 10.2%

Banks — 2.2%
BAC Capital Trust VI 5.63% due 03/08/35	230,000	226,299
Bank of America Corp. 6.25% due 04/15/12	370,000	395,384
Bank of America Corp. 7.40% due 01/15/11	160,000	176,244
Bank One Corp. 5.90% due 11/15/11	260,000	270,388
First Union National Bank 7.80% due 08/18/10	300,000	336,729
HSBC Bank USA 4.63% due 04/01/14	300,000	288,045
Independence Community Bank Corp. 3.75% due 04/01/09(1)	230,000	220,314
Independence Community Bank Corp. 4.90% due 09/23/10	100,000	98,231
J.P. Morgan Chase & Co. 5.75% due 01/02/13	120,000	123,754
MBNA America Bank NA 5.38% due 01/15/08	260,000	262,257
Mizuho Financial Group Cayman, Ltd. 5.79% due 04/15/14*	300,000	309,922
Nationsbank Corp. 6.80% due 03/15/28	100,000	114,571
Sovereign Bank 4.00% due 02/01/08	200,000	196,073
US Bank NA 4.95% due 10/30/14	350,000	346,323

Wachovia Corp. 4.88% due 02/15/14	160,000	156,586
Wells Fargo & Co. 5.13% due 02/15/07	500,000	501,040
Zions Bancorp 5.50% due 11/16/15	185,000	186,366

Financial Services — 5.6%
Ameriprise Financial, Inc. 5.35% due 11/15/10	135,000	135,925
Ameriprise Financial, Inc. 5.65% due 11/15/15	150,000	152,429
Amerus Group Co. 5.95% due 08/15/15	180,000	180,558
Bunge Ltd. Finance Corp. 5.10% due 07/15/15	155,000	149,966
Capital One Financial Corp. 7.25% due 05/01/06	220,000	221,723
Citigroup, Inc. 5.00% due 09/15/14	1,363,000	1,341,676
CS First Boston, Inc. 5.75% due 04/15/07	250,000	252,606
CS First Boston, Inc. 4.88% due 01/15/15	300,000	291,925
CS First Boston, Inc. 5.13% due 08/15/15	150,000	148,550
Duke Capital, LLC 5.67% due 08/15/14	190,000	191,619
ERAC USA Finance Co. 7.35% due 06/15/08*	90,000	94,442
ERAC USA Finance Co. 8.00% due 01/15/11*	130,000	145,241
Ford Motor Credit Co. 5.70% due 01/15/10	160,000	136,010
Frank Russell Co. 5.63% due 01/15/09*	100,000	102,264
General Electric Capital Corp., Series MTNA 6.00% due 06/15/12	440,000	463,404
General Electric Capital Corp., Series MTNA 6.75% due 03/15/32	250,000	293,463
General Motors Acceptance Corp. 6.75% due 12/01/14	70,000	62,973
General Motors Acceptance Corp. 6.88% due 09/15/11	20,000	18,239
Goldman Sachs Capital I 6.35% due 02/15/34	235,000	246,875
Goldman Sachs Group, Inc. 6.60% due 01/15/12	160,000	171,870
Goldman Sachs Group, Inc. 6.65% due 05/15/09	160,000	168,142
Household Finance Corp. 4.75% due 07/15/13	100,000	96,618
Household Finance Corp. 6.38% due 10/15/11	420,000	443,973
HSBC Finance Corp. 6.75% due 05/15/11	450,000	482,927
J.P. Morgan Chase & Co. 5.13% due 09/15/14	380,000	376,166
J.P. Morgan Chase & Co. 6.75% due 02/01/11	550,000	589,093
John Hancock Global Funding II 5.00% due 07/27/07*	200,000	199,964
Morgan Stanley 4.75% due 04/01/14	1,150,000	1,102,927
NiSource Finance Corp. 7.88% due 11/15/10	190,000	210,514
Nuveen Investments, Inc. 5.50% due 09/15/15	215,000	211,340
Philip Morris Capital Corp. 7.50% due 07/16/09	40,000	42,352
Premium Asset Trust, Series 2004-04 4.13% due 03/12/09*	140,000	134,644
Pricoa Global Funding I 3.90% due 12/15/08*	200,000	194,343
Principal Life Global Funding I 6.13% due 10/15/33*	190,000	204,796
SB Treasury Co., LLC 9.40% due 06/30/08*(1)	220,000	240,927
Sovereign Bancorp, Inc. 4.80% due 09/01/10*	150,000	147,010
Sun Life Canada US Capital Trust 8.53% due 05/29/49*	350,000	377,318
Verizon Global Funding Corp. 6.88% due 06/15/12	150,000	162,783
Verizon Global Funding Corp. 7.75% due 12/01/30	140,000	166,412
Wachovia Bank NA 4.88% due 02/01/15	250,000	243,804

Insurance — 2.4%
Ace Capital Trust II 9.70% due 04/01/30	220,000	306,115
ACE INA Holdings, Inc. 8.30% due 08/15/06	50,000	51,015
Allstate Life Global Funding Trusts 4.25% due 02/26/10	270,000	262,750
American Financial Group, Inc. 7.13% due 04/15/09	140,000	148,513
Everest Reinsurance Group, Ltd. 5.40% due 10/15/14	160,000	157,795
Everest Reinsurance Holdings, Inc. 8.75% due 03/15/10	60,000	67,931
Farmers Insurance Exchange 8.63% due 05/01/24*	250,000	303,445
Fidelity National Financial, Inc. 7.30% due 08/15/11	100,000	104,429
Hartford Life, Inc. 7.10% due 06/15/07	320,000	329,699
Jackson National Life Insurance Co. 5.25% due 03/15/07*	85,000	85,053
Liberty Mutual Group, Inc. 5.75% due 03/15/14*	200,000	197,415
Liberty Mutual Insurance Co. 7.70% due 10/15/97*	130,000	137,038
Mercury General Corp. 7.25% due 08/15/11	175,000	188,835
MetLife, Inc. 5.70% due 06/15/35	240,000	240,889
MetLife, Inc. 6.13% due 12/01/11	200,000	211,932
MMI Capital Trust, Series B 7.63% due 12/15/27	100,000	109,378
Protective Life Secured Trust, Series MTN 4.00% due 10/07/09	170,000	165,528
St Paul Travelers Cos., Inc. 5.50% due 12/01/15	55,000	55,396
St Paul Travelers Cos., Inc. 5.75% due 03/15/07	100,000	100,526

Torchmark Corp. 6.25% due 12/15/06	120,000	120,911
Transamerica Capital II 7.65% due 12/01/26*	200,000	233,810
Travelers Property Casualty Corp. 6.38% due 03/15/33	70,000	74,541
Unitrin, Inc. 5.75% due 07/01/07	200,000	201,299
W.R. Berkley Capital Trust 8.20% due 12/15/45	260,000	266,475
W.R. Berkley Corp. 5.60% due 05/15/15	70,000	69,793
Willis Group North America, Inc. 5.63% due 07/15/15	295,000	294,885
XL Capital, Ltd. 5.25% due 09/15/14	65,000	63,445
		19,355,178

HEALTHCARE — 0.8%

Drugs — 0.3%
Schering-Plough Corp. 6.50% due 12/01/33	175,000	199,272
Wyeth 5.50% due 02/01/14	240,000	243,109
Wyeth 6.95% due 03/15/11	130,000	140,239

Health Services — 0.4%
Anthem, Inc. 6.80% due 08/01/12	30,000	32,730
Humana, Inc. 7.25% due 08/01/06	200,000	201,910
Quest Diagnostics, Inc. 5.45% due 11/01/15	55,000	55,411
Quest Diagnostics, Inc. 6.75% due 07/12/06	200,000	201,762
UnitedHealth Group, Inc. 5.20% due 01/17/07	110,000	109,930
WellPoint Health Networks, Inc. 6.38% due 01/15/12	45,000	47,799

Hotels & Casinos — 0.1%
Laboratory Corp. of America Holdings 5.63% due 12/15/15	220,000	222,917
		1,455,079

INDUSTRIAL & COMMERCIAL — 0.7%

Aerospace & Military Technology — 0.1%
Goodrich Corp. 7.63% due 12/15/12	20,000	22,685
Raytheon Co. 4.85% due 01/15/11	150,000	148,486

Business Services — 0.4%
Aramark Services, Inc. 7.00% due 07/15/06	180,000	181,652
Aramark Services, Inc. 7.00% due 05/01/07	200,000	204,472
Hutchison Whampoa International, Ltd. 5.45% due 11/24/10*	200,000	201,604
Waste Management, Inc. 6.88% due 05/15/09	250,000	263,588

Machinery — 0.1%
Kennametal, Inc. 7.20% due 06/15/12	180,000	195,402

Transportation — 0.1%
BNSF Funding Trust I 6.61% due 05/15/06	160,000	166,561
		1,384,450

INFORMATION & ENTERTAINMENT — 2.9%

Broadcasting & Media — 2.2%
AOL Time Warner, Inc. 6.75% due 04/15/11	150,000	157,513
AOL Time Warner, Inc. 6.88% due 05/01/12	260,000	276,765
AOL Time Warner, Inc. 7.63% due 04/15/31	230,000	256,139
AOL Time Warner, Inc. 7.70% due 05/01/32	100,000	112,466
Belo Corp. 8.00% due 11/01/08	180,000	191,213
Chancellor Media Corp. 8.00% due 11/01/08	125,000	132,894
Clear Channel Communications, Inc. 5.00% due 03/15/12	340,000	322,661
Clear Channel Communications, Inc. 7.65% due 09/15/10	20,000	21,409
Comcast Cable Communications, Inc. 8.38% due 05/01/07	150,000	156,422
Comcast Corp. 7.05% due 03/15/33	345,000	372,457
Cox Communications, Inc. 3.88% due 10/01/08	70,000	67,459
Cox Communications, Inc. 5.45% due 12/15/14	60,000	58,548
Cox Communications, Inc. 7.13% due 10/01/12	200,000	214,295
Cox Enterprises, Inc. 7.88% due 09/15/10*	210,000	227,657
Liberty Media Corp. 7.88% due 07/15/09	40,000	42,148
Liberty Media Corp. 8.25% due 02/01/30	210,000	205,770

News America Holdings, Inc. 8.45% due 08/01/34	20,000	24,578
News America, Inc. 6.63% due 01/09/08	290,000	299,079
News America, Inc. 7.28% due 06/30/28	130,000	142,139
Univision Communications, Inc. 3.88% due 10/15/08	25,000	24,035
Univision Communications, Inc. 7.85% due 07/15/11	180,000	198,085
USA Interactive 7.00% due 01/15/13	260,000	267,509
Viacom, Inc. 7.70% due 07/30/10	150,000	161,911
Viacom, Inc. 7.88% due 07/30/30	180,000	205,539

Leisure & Tourism — 0.7%
American Airlines, Inc., Series 2003-1 Pass Through 3.86% due 07/09/10	40,675	39,205
Continental Airlines, Inc., Series 98-3 Pass Through 6.32% due 11/01/08	250,000	248,506
GTECH Holdings Corp. 4.50% due 12/01/09	175,000	161,302
Harrah’s Operating Co., Inc. 5.50% due 07/01/10	10,000	9,996
Harrah’s Operating Co., Inc. 5.63% due 06/01/15	15,000	14,736
Harrah’s Operating Co., Inc. 7.50% due 01/15/09	70,000	74,142
Harrah’s Operating Co., Inc. 8.00% due 02/01/11	135,000	149,195
Marriott International, Inc. 4.63% due 06/15/12	180,000	173,249
MGM Mirage, Inc. 8.50% due 09/15/10	210,000	227,587
Park Place Entertainment Corp. 7.50% due 09/01/09	200,000	212,996
		5,449,605

INFORMATION TECHNOLOGY — 1.8%

Computer Services — 0.2%
Electronic Data Systems Corp. 6.00% due 08/01/13	190,000	195,265
Electronic Data Systems Corp. 7.45% due 10/15/29	160,000	170,187

Computers & Business Equipment — 0.1%
Hewlett-Packard Co. 5.75% due 12/15/06	260,000	262,174

Telecommunications — 1.5%
AT&T Broadband Corp. 8.38% due 03/15/13	240,000	277,795
AT&T Wireless Services, Inc. 7.88% due 03/01/11	110,000	123,426
AT&T Wireless Services, Inc. 8.13% due 05/01/12	160,000	184,868
AT&T Wireless Services, Inc. 8.75% due 03/01/31	250,000	331,205
Corning, Inc. 6.05% due 06/15/15	170,000	168,715
Motorola, Inc. 6.50% due 11/15/28	150,000	164,684
Motorola, Inc. 7.50% due 05/15/25	50,000	60,161
SBC Communications, Inc. 5.10% due 09/15/14	370,000	361,446
SBC Communications, Inc. 5.30% due 11/15/10	200,000	200,606
Sprint Capital Corp. 6.13% due 11/15/08	50,000	51,415
Sprint Capital Corp. 6.38% due 05/01/09	100,000	103,790
Sprint Capital Corp. 6.88% due 11/15/28	190,000	207,611
Sprint Capital Corp. 7.63% due 01/30/11	400,000	441,092
Sprint Capital Corp. 8.75% due 03/15/32	70,000	92,896
		3,397,336

MATERIALS — 0.6%

Chemicals — 0.2%
Lubrizol Corp. 4.63% due 10/01/09	105,000	102,913
Lubrizol Corp. 5.50% due 10/01/14	70,000	70,186
Lubrizol Corp. 6.50% due 10/01/34	160,000	167,046

Forest Products — 0.2%
International Paper Co. 5.30% due 04/01/15	60,000	57,789
Temple-Inland, Inc. 6.63% due 01/15/18	200,000	206,051
Weyerhaeuser Co. 7.38% due 03/15/32	110,000	122,288

Metals & Minerals — 0.1%
Commercial Metals Co. 5.63% due 11/15/13	125,000	124,042

Plastic — 0.1%
Sealed Air Corp. 5.38% due 04/15/08*	165,000	165,619
Sealed Air Corp. 5.63% due 07/15/13*	70,000	69,486
		1,085,420

REAL ESTATE — 2.1%

Real Estate Companies — 0.6%
AMB Property LP 7.10% due 06/30/08	150,000	158,353
AMB Property LP, Series MTN 5.45% due 12/01/10	100,000	100,648
EOP Operating LP 6.75% due 02/15/12	50,000	53,062
EOP Operating LP 7.00% due 07/15/11	240,000	256,882
ERP Operating LP 5.13% due 03/15/16	95,000	91,500
ERP Operating LP 6.63% due 03/15/12	150,000	161,089
Liberty Property LP 7.75% due 04/15/09	70,000	75,234
Liberty Property LP 8.50% due 08/01/10	200,000	225,811
Regency Centers LP 4.95% due 04/15/14	100,000	96,621

Real Estate Investment Trusts — 1.5%
Archstone-Smith Operating Trust 5.25% due 05/01/15	250,000	246,542
Avalon Properties, Inc. 6.88% due 12/15/07	40,000	41,339
AvalonBay Communities, Inc., Series MTN 7.50% due 08/01/09	200,000	215,343
Camden Property Trust 4.38% due 01/15/10	230,000	222,476
Developers Diversified Realty Corp. 3.88% due 01/30/09	180,000	172,897
Developers Diversified Realty Corp. 5.00% due 05/03/10	60,000	59,116
Developers Diversified Realty Corp. 5.38% due 10/15/12	20,000	19,699
Duke Realty LP 6.75% due 05/30/08	160,000	165,371
Duke Realty LP 7.75% due 11/15/09	70,000	75,969
Federal Realty Investment Trust 5.65% due 06/01/16	55,000	55,311
Health Care Property Investors, Inc. 6.00% due 03/01/15	160,000	162,330
Health Care Property Investors, Inc. 6.45% due 06/25/12	150,000	157,220
Healthcare Realty Trust, Inc. 8.13% due 05/01/11	210,000	232,597
Kimco Realty Corp. 5.58% due 11/23/15	180,000	181,234
Kimco Realty Corp., Series MTNC 5.19% due 10/01/13	80,000	79,215
Regency Centers LP 5.25% due 08/01/15	105,000	103,080
Simon Property Group LP 4.60% due 06/15/10	75,000	73,114
Simon Property Group LP 5.10% due 06/15/15	185,000	178,924
Simon Property Group LP 5.38% due 06/01/11	180,000	180,430
United Dominion Reality Trust, Inc. 5.25% due 01/15/15	190,000	184,662
		4,026,069

U.S. GOVERNMENT AGENCIES — 21.2%

U.S. Government Agencies — 21.2%
Federal Home Loan Mtg. Corp. 4.13% due 07/12/10	556,000	542,184
Federal Home Loan Mtg. Corp. 4.50% due 01/15/13	1,579,000	1,551,020
Federal Home Loan Mtg. Corp. 5.75% due 03/15/09	50,000	51,476
Federal Home Loan Mtg. Corp. 6.25% due 07/15/32	750,000	892,660
Federal Home Loan Mtg. Corp. 6.75% due 03/15/31	100,000	125,346
Federal National Mtg. Assoc. 4.38% due 10/15/06	4,000,000	3,989,720
Federal National Mtg. Assoc. 5.38% due 11/15/11	500,000	514,679
Federal National Mtg. Assoc. 6.00% due 05/15/11	250,000	264,409
Federal National Mtg. Assoc. 6.63% due 11/15/30	400,000	493,213
Federal National Mtg. Assoc. 7.25% due 01/15/10	200,000	217,916
Government National Mtg. Assoc. 4.50 due 04/15/18	337,361	331,040
Government National Mtg. Assoc. 4.50 due 05/15/18	2,029,119	1,991,007
Government National Mtg. Assoc. 4.50 due 08/15/18	100,317	98,433
Government National Mtg. Assoc. 4.50 due 09/15/18	794,142	779,226
Government National Mtg. Assoc. 4.50 due 10/15/18	3,609,828	3,542,026
Government National Mtg. Assoc. 4.50 due 09/15/33	844,657	810,632
Government National Mtg. Assoc. 5.00 due 08/15/33	195,331	193,045
Government National Mtg. Assoc. 5.00 due 09/15/33	291,617	288,204
Government National Mtg. Assoc. 5.00 due 10/15/33	149,701	147,949
Government National Mtg. Assoc. 5.00 due 06/15/34	705,897	697,465
Government National Mtg. Assoc. 5.50 due 02/15/32	52,324	52,742
Government National Mtg. Assoc. 5.50 due 03/15/32	54,896	55,350
Government National Mtg. Assoc. 5.50 due 12/15/32	80,700	81,344
Government National Mtg. Assoc. 5.50 due 01/15/33	37,635	37,931
Government National Mtg. Assoc. 5.50 due 02/15/33	277,119	279,297
Government National Mtg. Assoc. 5.50 due 03/15/33	886,016	892,980
Government National Mtg. Assoc. 5.50 due 04/15/33	2,590,921	2,611,310
Government National Mtg. Assoc. 5.50 due 05/15/33	67,665	68,197
Government National Mtg. Assoc. 5.50 due 06/15/33	3,603,402	3,631,724
Government National Mtg. Assoc. 5.50 due 07/15/33	2,517,072	2,536,856
Government National Mtg. Assoc. 5.50 due 08/15/33	553,404	557,754
Government National Mtg. Assoc. 5.50 due 09/15/33	60,431	60,906
Government National Mtg. Assoc. 5.50 due 11/15/33	491,238	495,099
Government National Mtg. Assoc. 5.50 due 12/15/33	28,015	28,235
Government National Mtg. Assoc. 5.50 due 01/15/34	1,170,791	1,178,836
Government National Mtg. Assoc. 5.50 due 02/15/34	580,248	584,235
Government National Mtg. Assoc. 6.00 due 04/15/28	1,220,833	1,252,260
Government National Mtg. Assoc. 6.00 due 01/15/29	206,792	212,033
Government National Mtg. Assoc. 6.00 due 03/15/29	293,324	300,758
Government National Mtg. Assoc. 6.00 due 11/15/31	105,692	108,328
Government National Mtg. Assoc. 6.00 due 12/15/31	268,459	275,153
Government National Mtg. Assoc. 6.00 due 04/15/32	232,559	238,407
Government National Mtg. Assoc. 6.00 due 08/15/32	52,885	54,215
Government National Mtg. Assoc. 6.00 due 09/15/32	217,115	222,574
Government National Mtg. Assoc. 6.00 due 10/15/32	604,888	620,098
Government National Mtg. Assoc. 6.00 due 11/15/32	234,420	240,315
Government National Mtg. Assoc. 6.00 due 01/15/33	35,173	36,056
Government National Mtg. Assoc. 6.00 due 02/15/33	437,012	447,972
Government National Mtg. Assoc. 6.00 due 03/15/33	108,994	111,728
Government National Mtg. Assoc. 6.00 due 09/15/33	165,884	170,044
Government National Mtg. Assoc. 6.00 due 01/15/34	1,056,466	1,081,914
Government National Mtg. Assoc. 6.00 due 03/15/34	372,136	381,100
Government National Mtg. Assoc. 6.00 due 05/15/34	214,418	219,583
Government National Mtg. Assoc. 6.00 due 07/15/34	156,819	160,597
Government National Mtg. Assoc. 6.00 due 08/15/34	1,345,531	1,377,942
Government National Mtg. Assoc. 6.00 due 09/15/34	239,340	245,105
Government National Mtg. Assoc. 6.00 due 11/15/34	646,038	661,599
Government National Mtg. Assoc. 6.00 due 08/15/35	695,181	711,909
Government National Mtg. Assoc. 6.50 due 09/15/28	34,024	35,626
Government National Mtg. Assoc. 6.50 due 06/15/31	36,313	37,954
Government National Mtg. Assoc. 6.50 due 09/15/31	92,205	96,373
Government National Mtg. Assoc. 6.50 due 10/15/31	34,434	35,990
Government National Mtg. Assoc. 6.50 due 11/15/31	27,270	28,502
Government National Mtg. Assoc. 6.50 due 12/15/31	40,627	42,463
Government National Mtg. Assoc. 7.50 due 08/15/07	20,826	21,207
Government National Mtg. Assoc. 7.50 due 09/15/30	28,592	30,075
		40,132,326

U.S. GOVERNMENT OBLIGATIONS — 36.1%

U.S. Treasuries — 36.1%
United States Treasury Bonds 5.38% due 02/15/31	2,550,000	2,864,366
United States Treasury Bonds 6.25% due 08/15/23	1,915,000	2,286,780
United States Treasury Bonds 7.13% due 02/15/23	900,000	1,164,235

United States Treasury Bonds 7.25% due 08/15/22	60,000	78,136
United States Treasury Bonds 8.13% due 05/15/21	30,000	41,532
United States Treasury Bonds 8.75% due 08/15/20	150,000	215,789
United States Treasury Bonds 8.88% due 02/15/19	450,000	639,914
United States Treasury Bonds 9.00% due 11/15/18	100,000	142,969
United States Treasury Bonds 9.13% due 05/15/18	75,000	107,256
United States Treasury Notes 2.63% due 05/15/08	3,060,000	2,939,513
United States Treasury Notes 3.00% due 11/15/07	1,915,000	1,867,274
United States Treasury Notes 3.50% due 11/15/06	170,000	168,665
United States Treasury Notes 4.00% due 02/15/14	1,000,000	972,891
United States Treasury Notes 4.25 due 08/15/13	4,835,000	4,791,751
United States Treasury Notes 4.25 due 08/15/14	488,000	482,662
United States Treasury Notes 4.38 due 05/15/07	3,160,000	3,157,409
United States Treasury Notes 4.38 due 12/15/10	5,000,000	5,003,905
United States Treasury Notes 4.50% due 11/15/15	11,000,000	11,090,233
United States Treasury Notes 4.75 due 11/15/08	5,840,000	5,896,117
United States Treasury Notes 4.75 due 05/15/14	1,596,000	1,634,840
United States Treasury Notes 4.88% due 02/15/12	1,615,000	1,658,088
United States Treasury Notes 5.00% due 02/15/11	5,665,000	5,841,104
United States Treasury Notes 5.50% due 02/15/08	300,000	306,715
United States Treasury Notes 5.63% due 05/15/08	335,000	344,134
United States Treasury Notes 5.75% due 08/15/10	2,850,000	3,015,100
United States Treasury Notes 6.00% due 08/15/09	4,675,000	4,927,011
United States Treasury Notes 6.13% due 08/15/07	875,000	898,174
United States Treasury Notes 6.50% due 02/15/10	5,050,000	5,447,491
United States Treasury Notes 6.63% due 05/15/07	80,000	82,325
United States Treasury Notes 7.00% due 07/15/06	200,000	202,648
		68,269,027

UTILITIES — 2.0%

Electric Utilities — 1.4%
American Electric Power Co., Inc., Series A 6.13% due 05/15/06	113,000	113,511
American Electric Power Co., Inc., Series C 5.38% due 03/15/10	200,000	201,610
Centerpoint Energy, Inc. 6.85% due 06/01/15	80,000	86,766
Centerpoint Energy, Inc., Series B 5.88% due 06/01/08	230,000	233,108
Consumers Energy Co. 4.40% due 08/15/09	130,000	126,206
Dominion Resources, Inc., Series A 8.13% due 06/15/10	240,000	266,755
Entergy Gulf States, Inc. 5.25% due 08/01/15	140,000	131,511
Exelon Generation Co., LLC 6.95% due 06/15/11	200,000	215,647
NSTAR 8.00% due 02/15/10	200,000	221,586
Pepco Holdings, Inc. 5.50% due 08/15/07	250,000	251,513
Pinnacle West Capital Corp. 6.40% due 04/01/06	120,000	120,525
Progress Energy, Inc. 6.85% due 04/15/12	160,000	171,792
PSE&G Power, LLC 3.75% due 04/01/09	30,000	28,711
PSE&G Power, LLC 8.63% due 04/15/31	170,000	223,697
TXU Corp. 4.80% due 11/15/09	130,000	125,043
TXU Energy Co. 7.00% due 03/15/13	110,000	117,223

Gas & Pipeline Utilities — 0.6%
Duke Energy Co. 6.45% due 10/15/32	100,000	107,402
Duke Energy Field Services, LLC 7.88% due 08/16/10	170,000	188,010
Energen Corp., Series MTN 7.63% due 12/15/10	190,000	205,948
Kinder Morgan Energy Partners LP 6.75% due 03/15/11	200,000	213,017
Northern Border Partners LP 7.10% due 03/15/11	190,000	206,157
Northern Natural Gas Co. 6.75% due 09/15/08*	50,000	52,269
Panhandle Eastern Pipe Line Co. 4.80% due 08/15/08	160,000	158,191
		3,766,198

TOTAL BONDS & NOTES (cost $155,136,338)		154,822,545

Foreign Bonds & Notes — 4.9%

CONSUMER STAPLES — 0.1%

Food, Beverage & Tobacco — 0.1%
Companhia Brasileira de Bebidas 8.75% due 09/15/13	155,000	181,156
Companhia Brasileira de Bebidas 10.50% due 12/15/11	40,000	49,200
		230,356

ENERGY — 0.1%

Energy Sources — 0.1%
Empresa Nacional de Petroleo ENAP 4.88% due 03/15/14*	130,000	124,720
Husky Energy, Inc. 6.25% due 06/15/12	160,000	167,792
		292,512

FINANCE — 1.5%

Banks — 0.6%
Bangkok Bank, PCL 9.03% due 03/15/29*	195,000	246,704
HBOS PLC 6.00% due 11/01/33*	265,000	279,987
Oversea-Chinese Banking Corp., Ltd. 7.75% due 09/06/11*	250,000	280,969
Resona Bank Ltd. 5.85% due 04/15/16*(1)	245,000	243,964
Royal Bank of Scotland Group PLC 5.05% due 01/08/15	230,000	228,338

Financial Services — 0.5%
Aiful Corp. 4.45% due 02/16/10*	360,000	348,970
UFJ Finance Aruba AEC 6.75% due 07/15/13	490,000	535,014

Insurance — 0.4%
Axa 8.60% due 12/15/30	230,000	307,360
VTB Capital SA 6.25% due 07/02/35*	190,000	193,325
XL Capital Finance PLC 6.50% due 01/15/12	130,000	137,334
		2,801,965

FOREIGN GOVERNMENT OBLIGATIONS — 0.5%

Foreign Government — 0.5%
Republic of South Africa 6.50% due 06/02/14	230,000	248,688
Republic of Trinidad & Tobago 9.75% due 07/01/20*	55,000	78,320
United Mexican States 7.50% due 01/14/12	250,000	278,750
United Mexican States 8.38% due 01/14/11	120,000	136,800
United Mexican States, Series MTNA 6.75% due 09/27/34	240,000	262,500
		1,005,058

INDUSTRIAL & COMMERCIAL — 0.4%

Business Services — 0.1%
Conproca SA de CV 12.00% due 06/16/10	140,000	166,600

Multi-Industry — 0.3%
Tyco International Group SA 6.38% due 10/15/11	200,000	207,719
Tyco International Group SA 6.75% due 02/15/11	150,000	157,708
Tyco International Group SA 6.88% due 01/15/29	130,000	141,693
		673,720

Information & Entertainment — 0.2%

Broadcasting & Media — 0.2%
British Sky Broadcasting Group PLC 6.88% due 02/23/09	250,000	261,892
British Sky Broadcasting Group PLC 8.20% due 07/15/09	50,000	54,648
BSKYB Finance UK PLC 5.63% due 10/15/15*	30,000	29,861
		346,401

INFORMATION TECHNOLOGY — 1.0%

Telecommunications — 1.0%
British Telecommunications PLC 8.88% due 12/15/30	120,000	160,553
France Telecom SA 7.75% due 03/01/11	60,000	67,016
France Telecom SA 8.75% due 03/01/06	310,000	413,621
Singapore Telecommunications, Ltd. 6.38% due 12/01/11*	150,000	159,819
Telecom Italia Capital SA 5.25% due 10/01/15	210,000	203,969
Telecom Italia Capital SA 6.00% due 09/30/34*	320,000	308,274
Telecomunicaciones de Puerto Rico, Inc. 6.65% due 05/15/06	165,000	165,921
Telefonica Europe BV 7.75% due 09/15/10	340,000	372,306
		1,851,479

MATERIALS — 0.7%

Chemicals — 0.3%
Methanex Corp. 6.00% due 08/15/15	220,000	213,798
Yara International ASA 5.25% due 12/15/14*	325,000	318,277

Forest Products — 0.1%
Celulosa Arauco Y Constitucion SA 5.13% due 07/09/13	185,000	178,835
Celulosa Arauco Y Constitucion SA 5.63% due 04/20/15*	80,000	79,416

Metals & Minerals — 0.3%
Codelco, Inc. 6.38% due 11/30/12*	200,000	215,079
Inco, Ltd. 7.20% due 09/15/32	220,000	242,052
		1,247,457

UTILITIES — 0.4%

Electric Utilities — 0.1%
Pacificorp Australia, LLC 6.15% due 01/15/08*	170,000	174,042
United Energy Distribution Holdings Property, Ltd. 4.70% due 04/15/11*	85,000	83,862

Telephone — 0.3%
Deutsche Telekom International Finance BV 8.50% due 06/15/10	100,000	113,377
Deutsche Telekom International Finance BV 8.75% due 06/15/30	360,000	457,873
		829,154

TOTAL FOREIGN BONDS & NOTES (cost $9,186,157)		9,278,102

Exchange Traded Funds — 0.2%

FINANCE — 0.2%

Financial Services — 0.2%
iShares Lehman 7-10 Year Treasury Bond Fund (cost $317,225)	3,800	318,858

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $173,042,866)		172,660,309

Repurchase Agreements — 6.8%

Agreement with State Street Bank & Trust Co., bearing interest at 2.65%, dated 12/30/05, to be repurchased 01/03/06 in the amount of $173,051 and collateralized by $180,000 of United States Treasury Note, bearing interest at 4.00%, due 06/15/09 and having an approximate value of $178,328		$173,000	$173,000
State Street Bank & Trust Co. Joint Repurchase Agreement Account (2)		168,000	168,000
UBS Warburg, LLC Joint Repurchase Agreement Account (2)		11,000,000	11,000,000
UBS Warburg, LLC Joint Repurchase Agreement Account (2)(5)		1,585,000	1,585,000

TOTAL REPURCHASE AGREEMENTS (cost $12,926,000)			12,926,000

TOTAL INVESTMENTS — (cost $185,968,875)@	98.0%		185,586,309
Other assets less liabilities—	2.0		3,755,810

NET ASSETS—	100.0%		$189,342,119

*                 Securities exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At December 31, 2005, the aggregate value of these securities was $8,366,169 representing 4.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

@            See Note 4 for cost of investments on a tax basis.

(1)          Variable rate security — the rate reflected is as of December 31, 2005; maturity date reflects next reset date.

(2)          See Note 2 for details of Joint Repurchase Agreements.

(3)          Commercial Mortgage-Backed Security

(4)          Collateralized Mortgaged Obligation

(5)          The security or a portion thereof represents collateral for open futures contracts.

Pass Through — These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

Open Futures Contracts

				Value as of	Unrealized
Number of		Expiration	Value at	December 31,	Appreciation
Contracts	Description	Date	Trade Date	2005	(Depreciation)

3 Long	US Treasury Long Bond	March 2006	$338,260	$342,563	$4,303

See Notes to Portfolio of Investments.

SEASONS SERIES TRUST

STRATEGIC FIXED INCOME PORTFOLIO

Investment Portfolio — December 31, 2005

(unaudited)

Asset-Backed Securities — 5.5%	Principal Amount (5)	Value (Note 1)

FINANCE — 5.5%

Financial Services — 5.5%
Citifinancial Mtg. Securities, Inc., Series 2003-4 AF6 4.49% due 10/25/33(3)	$250,000	$240,971
Countrywide Asset-Backed Certificates, Series 2004-13 AF6 4.58% due 12/25/34	250,000	238,288
Countrywide Asset-Backed Certificates, Series 2005-10 AF6 4.92% due 02/25/36	250,000	242,346
Greenwich Capital Commercial Funding Corp., Series 2004-GG1 A7 5.32% due 06/10/36(7)	300,000	302,817
Greenwich Capital Commercial Mtb. Corp., Series 2003-C1 A4 4.82% due 01/10/38(7)	126,268	123,986
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CB9 A4 5.38% due 06/12/41(7)	377,963	387,081
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2004-LN2 A2 5.12% due 07/15/41(7)	55,768	55,483
Morgan Stanley Capital I, Series 2004-IQ7 A4 5.43% due 06/15/38(3)	150,000	153,040
Residential Asset Mtg. Products, Inc., Series 2003-RS11 AI4 4.26% due 07/25/29	250,000	248,884
Residential Asset Mtg. Products, Inc., Series 2004-RS9 AI2 3.68% due 08/25/26	25,000	24,857
Residential Asset Securities Corp., Series 2004-KS6 AI3 4.16% due 07/25/30	150,000	148,061
TOTAL ASSET-BACKED SECURITIES (cost $2,216,496)		2,165,814

Bonds & Notes — 48.1%

CONSUMER DISCRETIONARY — 1.2%

Apparel & Textiles — 0.0%
Collins & Aikman Floor Ccover 9.75% due 02/15/10	21,000	18,480

Automotive — 0.4%
Cooper-Standard Automotive, Inc. 8.38% due 12/15/14	20,000	15,200
Dana Corp. 5.85% due 01/15/15	50,000	35,500
Dura Operating Corp., Series B 8.63% due 04/15/12	19,000	15,675
Ford Motor Co. 7.45% due 07/16/31	150,000	102,000

Retail — 0.8%
Denny’s Holdings, Inc. 10.00% due 10/01/12	25,000	25,375
Doane Pet Care Co. 10.63% due 11/15/15	25,000	26,062
Ferrellgas LLC 6.75% due 05/01/14	75,000	70,875
Jostens Holding Corp. 10.25% due 12/01/13(3)	19,000	14,060
Neiman-Marcus Group, Inc. 10.38% due 10/15/15*	25,000	25,406
Prestige Brands, Inc. 9.25% due 04/15/12	25,000	24,625
Rite Aid Corp. 8.13% due 05/01/10	25,000	25,438
Saks, Inc. 9.88% due 10/01/11	75,000	81,750
		480,446
CONSUMER STAPLES — 0.5%

Food, Beverage & Tobacco — 0.4%
Alliance One International, Inc. 12.75% due 11/15/12	25,000	20,375
Le-Natures, Inc. 9.00% due 06/15/13	50,000	52,500
Smithfield Foods, Inc. 7.75% due 05/15/13	25,000	26,437
Wornick Co. 10.88% due 07/15/11	75,000	76,875

Household & Personal Products — 0.1%
ACCO Brands Corp. 7.63% due 08/15/15	25,000	23,563
		199,750
ENERGY — 2.4%

Energy Services — 1.8%
Atlas Pipeline Partners LP 8.13% due 12/15/15	25,000	25,219
Chaparral Energy, Inc. 8.50% due 12/01/15	75,000	77,625
Chesapeake Energy Corp. 6.25% due 01/15/18	50,000	49,000

Chesapeake Energy Corp. 6.63% due 01/15/16	75,000	75,937
Chesapeake Energy Corp. 6.88% due 11/15/20	25,000	25,313
Dresser-Rand Group, Inc. 7.38% due 11/01/14*	50,000	51,500
Exco Resources, Inc. 7.25% due 01/15/11	15,000	15,225
Grant Prideco, Inc. 6.13% due 08/15/15*	25,000	24,937
Hanover Compressor Co. 8.63% due 12/15/10	100,000	105,750
Hilcorp Energy I LP 7.75% due 11/01/15	50,000	50,875
Hilcorp Energy I LP 10.50% due 09/01/10*	27,000	29,902
Pacific Energy Partners LP 6.25% due 09/15/15*	25,000	24,625
Seitel, Inc. 11.75% due 07/15/11	100,000	111,250
Tennessee Gas Pipeline Co. 7.00% due 10/15/28	50,000	49,288

Energy Sources — 0.6%
El Paso Production Holding Co. 7.75% due 06/01/13	200,000	207,500
Newfield Exploration Co. 6.63% due 09/01/14	25,000	25,438
		949,384
FINANCE — 3.2%

Financial Services — 3.2%
Bluewater Finance, Ltd. 10.25% due 02/15/12	50,000	53,750
Borden US Finance Corp. 9.00% due 07/15/14*	25,000	24,750
Chukchansi Economic Development Authority 8.00% due 11/15/13	25,000	25,656
Chukchansi Economic Development Authority 8.06% due 05/15/06	25,000	25,500
Consolidated Communications Illinois/Texas Holdings, Inc. 9.75% due 04/01/12	96,000	102,240
CSN Islands IX Corp. 10.00% due 01/15/15*	100,000	111,500
Ford Motor Credit Co. 7.00% due 10/01/13	50,000	42,723
General Motors Acceptance Corp. 6.07% due 12/01/05(1)	75,000	67,508
General Motors Acceptance Corp. 6.75% due 12/01/14	37,000	33,286
General Motors Acceptance Corp. 8.00% due 11/01/31	613,000	587,181
H&E Equipment Services LLC 11.13% due 06/15/12	25,000	27,625
MedCath Holdings Corp. 9.88% due 07/15/12	125,000	131,875
		1,233,594
HEALTHCARE — 1.0%

Drugs — 0.2%
AmerisourceBergen Corp. 5.88% due 09/15/15*	50,000	50,438
Mylan Laboratories, Inc. 5.75% due 08/15/10*	25,000	25,031

Health Services — 0.8%
HCA, Inc. 6.38% due 01/15/15	200,000	202,167
Tenet Healthcare Corp. 9.25% due 02/01/15*	50,000	49,625
Universal Hospital Services, Inc. 10.13% due 11/01/11	50,000	51,750

Medical Products — 0.0%
CDRV Investors, Inc. 9.63% due 01/01/15(3)	25,000	15,312
		394,323

INDUSTRIAL & COMMERCIAL — 1.7%

Business Services — 1.4%
Affinity Group, Inc. 9.00% due 02/15/12	50,000	49,938
Allied Waste North America, Inc., Series B 8.50% due 12/01/08	75,000	78,750
Corrections Corp. of America 6.25% due 03/15/13	25,000	24,750
Di Finance/DynCorp. International 9.50% due 02/15/13	50,000	52,000
FTI Consulting, Inc. 7.63% due 06/15/13*	25,000	25,750
Mobile Mini, Inc. 9.50% due 07/01/13	50,000	54,937
Monitronics International, Inc. 11.75% due 09/01/10	100,000	98,750
Service Corp International 6.50% due 03/15/08	50,000	50,500
Service Corp. International 6.75% due 04/01/16	50,000	48,750
Service Corp. International 7.00% due 06/15/17*	25,000	24,812
Stewart Enterprises, Inc. 1.00% due 02/15/13	50,000	48,000

Machinery — 0.1%
Case New Holland, Inc. 6.00% due 06/01/09	50,000	48,500

Transportation — 0.2%
NationsRent Cos, Inc. 9.50% due 05/01/15	50,000	52,500
Navistar International Corp. 6.25% due 03/01/12	8,000	7,160
		665,097
INFORMATION & ENTERTAINMENT — 5.7%

Broadcasting & Media — 2.8%
Adelphia Communications Corp. 10.25% due 06/15/11(4)(6)	75,000	45,000
Charter Communications Holdings, LLC 11.13% due 01/15/11	525,000	288,750
Citadel Broadcasting Corp. 1.88% due 02/15/11	25,000	19,406
Fisher Communications, Inc. 8.63% due 09/15/14	50,000	52,750
Network Communications, Inc. 10.75% due 12/01/13	25,000	25,000
Nexstar Finance Holdings LLC 11.38% due 04/01/13(3)	100,000	75,375
Nexstar Finance, Inc. 7.00% due 01/15/14	75,000	68,719
Paxson Communications Corp. zero coupon due 01/14/06(3)	225,000	238,219
Paxson Communications Corp. 12.25% due 01/15/13	200,000	192,250
Young Broadcasting, Inc. 8.75% due 01/15/14	125,000	110,156

Leisure & Tourism — 2.9%
American Airlines, Inc., Series 01-1 Pass Through 6.82% due 05/23/11	100,000	95,524
Atlas Air, Inc., Series 00-1 Pass Through 9.06% due 07/02/17	78,870	70,097
Atlas Air, Inc., Series 991-A Pass Through 7.20% due 01/02/19	274,288	271,575
Circus & Eldorado Joint Venture 10.13% due 03/01/12	150,000	158,625
Continental Airlines, Inc. Series 991A Pass Through 6.55% due 08/02/20	82,306	82,181
Continental Airlines, Inc., Series 99-2 7.73% due 03/15/11	15,882	13,246
Delta Air Lines, Inc. 8.30% due 12/15/29(4)(6)	50,000	11,250
Delta Air Lines, Inc. 10.00% due 08/15/08(4)(6)	125,000	27,500
Delta Air Lines, Inc., Series A-1 9.50% due 11/18/49†*(4)(6)	25,000	22,000
Gaylord Entertainment Co. 6.75% due 11/15/14	50,000	49,000
MGM Mirage, Inc. 5.88% due 02/27/14	125,000	119,375
Restaurant Co. 10.00% due 10/01/13*	25,000	23,125
Sbarro, Inc. 11.00% due 09/15/09	25,000	24,875
Starwood Hotels & Resorts Worldwide, Inc. 7.88% due 05/01/12	50,000	55,125
Stater Brothers Holdings, Inc. 8.13% due 06/15/12	25,000	24,750
True Temper Sports, Inc. 8.38% due 09/15/11	50,000	45,000
Worldspan LP/ WS Financing Corp. 10.59% due 02/15/06	50,000	43,500
		2,252,373
INFORMATION TECHNOLOGY — 3.2%

Computer Services — 0.1%
Activant Solutions, Inc. 10.07% due 01/03/06*(1)	25,000	25,781
Unisys Corp. 8.00% due 10/15/12	25,000	23,125

Computer Software — 0.1%
SS&C Technologies, Inc. 11.75% due 12/01/13	25,000	25,625

Electronics — 0.3%
Advanced Micro Devices, Inc. 7.75% due 11/01/12	125,000	126,250

Telecommunications — 2.7%
American Cellular Corp., Series B 10.00% due 08/01/11	175,000	189,875
Cincinnati Bell, Inc. 7.00% due 02/15/15	75,000	73,500
ICO North America, Inc. (Convertible) 7.50% due 08/15/09(8)(11)	25,000	34,750
Insight Midwest LP 9.75% due 10/01/09	25,000	25,750
LCI International, Inc. 7.25% due 06/15/07	250,000	251,250
Rural Cellular Corp. 9.75% due 01/15/10	100,000	101,000
Rural Cellular Corp. 10.04% due 02/01/06	25,000	25,188
Triton PCS, Inc. 8.50% due 06/01/13	225,000	209,250
Triton PCS, Inc. 8.75% due 11/15/11	50,000	36,375
Valor Telecommunications Enterprises LLC 7.75% due 02/15/15	100,000	104,500
		1,252,219

MATERIALS — 1.6%

Chemicals — 0.4%
BCI US Finance Corp. 9.65% due 01/15/06*(1)	25,000	25,313
Equistar Chemicals, LP/Equistar Funding Corp. 10.63% due 05/01/11	100,000	110,000
Rockwood Specialties Group, Inc. 7.50% due 11/15/14	50,000	49,812

Forest Products — 0.8%
Associated Materials, Inc. 9.75% due 04/15/12	25,000	24,125
Boise Cascade LLC 7.03% due 01/15/06	50,000	48,750
Caraustar Indudtries, Inc. 7.38% due 06/01/09	50,000	48,000
Caraustar Industries, Inc. 9.88% due 04/01/11	25,000	25,500
Dayton Superior Corp. 10.75% due 09/15/08	50,000	48,250
Pliant Corp. 11.13% due 09/01/09(4)	86,000	76,540
Pliant Corp. 13.00% due 06/01/10(4)	100,000	19,500
Tembec Industries, Inc. 8.63% due 06/30/09	25,000	14,250

Metals & Minerals — 0.4%
AK Steel Corp. 7.88% due 02/15/09	25,000	23,750
Chaparral Steel Co. 10.00% due 07/15/13*	25,000	26,937
Crown Cork & Seal Co., Inc. 8.00% due 04/15/23	50,000	48,000
Metals USA, Inc. 11.13% due 12/01/15	25,000	25,625
Owens-Brockway Glass Container, Inc. 8.25% due 05/15/13	25,000	25,813
		640,165
REAL ESTATE — 0.4%

Real Estate Companies — 0.1%
Trustreet Properties, Inc. 7.50% due 04/01/15	50,000	50,000

Real Estate Investment Trusts — 0.3%
Senior Housing Properties Trust 8.63% due 01/15/12	100,000	109,500
		159,500
U.S. GOVERNMENT AGENCIES — 23.3%

U.S. Government Agencies — 23.3%
Federal Home Loan Mtg. Corp. 4.50% due 11/01/19	454,147	442,603
Federal Home Loan Mtg. Corp. 5.00% due 06/01/19	89,477	88,633
Federal Home Loan Mtg. Corp. 5.00% due 09/01/19	221,300	219,213
Federal Home Loan Mtg. Corp. 5.00% due 07/01/35	340,925	330,059
Federal Home Loan Mtg. Corp. 6.00% due 01/01/34	329,383	332,704
Federal National Mtg. Assoc. 4.35% due 01/01/35(1)	55,815	55,795
Federal National Mtg. Assoc. 4.37% due 02/01/34(1)	78,237	77,065
Federal National Mtg. Assoc. 4.50% due 06/01/19	936,799	912,974
Federal National Mtg. Assoc. 4.64% due 12/01/34(1)	163,991	161,899
Federal National Mtg. Assoc. 4.77% due 11/01/34(1)	122,273	123,201
Federal National Mtg. Assoc. 5.00% due 01/01/20	90,432	89,512
Federal National Mtg. Assoc. 5.00% due 04/01/20	46,367	45,873
Federal National Mtg. Assoc. 5.00% due 06/01/34	859,610	834,590
Federal National Mtg. Assoc. 5.00% due 09/01/35	695,656	674,062
Federal National Mtg. Assoc. 5.50% due 12/07/05(1)	175,864	175,689
Federal National Mtg. Assoc. 5.50% due 09/01/19	84,217	84,776
Federal National Mtg. Assoc. 5.50% due 02/01/35	858,765	850,535
Federal National Mtg. Assoc. 5.50% due 03/01/35	494,967	490,224
Federal National Mtg. Assoc. 5.50% due 06/01/35	173,196	171,536
Federal National Mtg. Assoc. 5.50% due 07/01/35	344,245	340,946
Federal National Mtg. Assoc. 5.50% due 08/01/35	500,000	495,583
Federal National Mtg. Assoc. 5.50% due 09/01/35	291,480	288,686
Federal National Mtg. Assoc. 5.50% due 11/01/35	497,777	493,007
Federal National Mtg. Assoc. 6.00% due 04/01/35	486,853	491,456
Federal National Mtg. Assoc. 6.00% due 05/01/35	178,981	180,678
Federal National Mtg. Assoc. 7.50% due 02/01/30	340,941	357,882
Government National Mtg. Assoc. 6.00% due 02/20/35	171,554	175,308
Government National Mtg. Assoc. 6.50% due 10/20/34	155,289	160,993
		9,145,482

UTILITIES — 3.9%

Electric Utilities — 2.6%
AES Corp. 8.88% due 11/01/27		50,000	54,312
Calpine Corp. (Convertible) 4.75% due 11/15/23(4)(6)		200,000	52,000
Calpine Corp. 8.75% due 07/15/13*		404,000	331,280
Mirant Corp. 7.90% due 07/15/09†*(4)		175,000	220,500
Mission Energy Holding Co. 13.50% due 07/15/08		150,000	174,000
Reliant Energy, Inc. 6.75% due 12/15/14		200,000	174,500
VeraSun Energy Corp. 9.88% due 12/15/12		25,000	25,375

Gas & Pipeline Utilities — 1.3%
NGC Corp. Capital Trust, Series B 8.32% due 06/01/27		425,000	376,125
Williams Cos., Inc. 7.88% due 09/01/21		100,000	108,250
			1,516,342

TOTAL BONDS & NOTES (cost $19,361,682)			18,888,675

Foreign Bonds & Notes — 35.5%

CONSUMER DISCRETIONARY — 0.2%
Jean Coutu Group, Inc. 8.50% due 08/01/14		100,000	91,500

ENERGY — 0.1%
Compton Petroleum Finance Corp 7.63% due 12/01/13		25,000	25,562
Adaro Finance B.V. 8.50% due 12/08/10		25,000	25,188
			50,750
FINANCE — 0.8%
Elan Finance PLC 7.75% due 11/15/11		150,000	140,250
Nell AF SARL 8.38% due 08/15/15*		100,000	99,000
Fairfax Financial Holdings, Ltd. 8.25% due 10/01/15		75,000	68,906
			308,156
FOREIGN GOVERNMENT BONDS — 33.0%
Federal Republic of Brazil 7.88% due 03/07/15		360,000	383,400
Federal Republic of Brazil 8.25% due 01/20/34		275,000	291,912
Federal Republic of Brazil 5.25% due 04/18/06(1)		573,540	566,371
Federal Republic of Brazil 8.00% due 01/15/18		1,756,000	1,894,724
Federal Republic of Brazil 10.50% due 07/14/14		75,000	91,912
Republic of Argentina 1.33% due 03/31/09(3)		40,000	13,200
Republic of Argentina 4.01% due 08/03/12(1)(10)		275,000	215,325
Republic of Argentina 7.00% due 03/18/04	EUR	100,000	32,853
Republic of Argentina 5.83% due 12/31/33(2)(10)	ARS	404,337	156,320
Republic of Argentina 8.00% due 10/30/09	EUR	375,000	61,175
Republic of Argentina 8.50% due 02/23/05	EUR	125,000	20,240
Republic of Argentina 9.25% due 07/20/04	EUR	125,000	42,176
Republic of Argentina 11.25% due 04/10/06	EUR	275,000	46,610
Republic of Bulgaria 8.25% due 01/15/15		125,000	150,950
Republic of Colombia 10.38% due 01/28/33		175,000	230,562
Republic of Colombia 10.75% due 01/15/13		240,000	297,600
Republic of Colombia 11.75% due 02/25/20		75,000	103,688
Republic of Ecuador 8.00% due 08/01/06(3)		170,000	155,550
Republic of Ecuador 12.00% due 11/15/12		40,000	40,600
Republic of Panama 4.69% due 01/17/06(1)		57,272	55,926
Republic of Panama 9.38% due 01/16/23		150,000	187,875
Republic of Panama 9.38% due 04/01/29		80,000	100,600

Republic of Peru 5.00% due 03/07/07(2)		171,500	159,924
Republic of Peru 7.35% due 07/21/25		225,000	221,625
Republic of Peru 8.38% due 05/03/16		50,000	54,875
Republic of Peru 8.75% due 11/21/33		175,000	196,875
Republic of Peru 9.13% due 02/21/12		10,000	11,425
Republic of Peru 9.88% due 02/06/15		115,000	138,000
Republic of Phillippines 8.25% due 01/15/14		25,000	26,594
Republic of Philippines 9.38% due 01/18/17		75,000	85,875
Republic of Philippines 9.50% due 02/02/30		125,000	146,875
Republic of Philippines 10.63% due 03/16/25		300,000	381,000
Republic of Poland 5.25% due 01/15/14		125,000	127,125
Republic of South Africa 6.50% due 06/02/14		75,000	81,094
Republic of South Africa 9.13% due 05/19/09		65,000	72,881
Republic of Turkey 7.00% due 06/05/20		175,000	176,969
Republic of Turkey 7.25% due 03/15/15		75,000	78,938
Republic of Turkey 7.38% due 02/05/25		100,000	103,250
Republic of Turkey 9.50% due 01/15/14		50,000	59,812
Republic of Turkey 11.00% due 01/14/13		25,000	31,719
Republic of Turkey 11.50% due 01/23/12		160,000	203,000
Republic of Turkey 11.88% due 01/15/30		285,000	438,187
Republic of Venezuela 5.38% due 08/07/10		150,000	143,250
Republic of Venezuela 7.65% due 04/21/25		150,000	151,875
Republic of Venezuela 8.50% due 10/08/14		75,000	82,500
Republic of Venezuela 9.38% due 01/13/34		50,000	59,250
Republic of Venezuela 10.75% due 09/19/13		225,000	276,750
Russian Federation 5.00% due 03/31/07(3)		915,000	1,032,943
Russian Federation 8.25% due 03/31/10		125,000	133,050
Russian Federation 11.00% due 07/24/18		230,000	340,423
Russian Federation 12.75% due 06/24/28		85,000	155,907
Ukraine Government International Bond 7.65% due 06/11/13		175,000	188,843
United Mexican States 6.38% due 01/16/13		660,000	701,250
United Mexican States 8.30% due 08/15/31		260,000	334,100
United Mexican States 10.38% due 02/17/09		175,000	201,425
United Mexican States 11.38% due 09/15/16		275,000	404,250
United Mexican States, Series MTNA 5.88% due 01/15/14		725,000	750,375
United Mexican States, Series MTNA 8.00% due 09/24/22		75,000	92,531
			12,984,334
INDUSTRIAL & COMMERCIAL — 0.3%
North American Energy Partners, Inc. 9.00% due 06/01/10		25,000	26,062
Grupo Transportacion Ferroviaria Mexicana SA de CV 9.38% due 05/01/12*		50,000	54,750
Ultrapetrol Bahamas, Ltd. 9.00% due 11/24/14		25,000	23,250
			104,062
INFORMATION & ENTERTAINMENT — 0.2%

Telenet Group Holding NV 1.00% due 06/15/14*(3)		82,000	67,240
Corporacion Interamericana de Entetenimiento SA 8.88% due 06/14/15*		25,000	24,438
			91,678
INFORMATION TECHNOLOGY — 0.1%
Celestica, Inc. 7.63% due 07/01/13		25,000	24,656

MATERIALS — 0.8%
Nova Chemicals Corp. 6.50% due 01/15/12		25,000	24,219
Rhodia SA 8.88% due 06/01/11		125,000	128,125
Abitibi-Consolidated, Inc. 8.55% due 08/01/10		125,000	126,562
Abitibi-Consolidated, Inc. 8.85% due 08/01/30		25,000	21,375
			300,281

TOTAL FOREIGN BONDS & NOTES (cost $13,563,446)			13,955,417

Rights — 0.1%†
Republic of Argentina, Expires 12/15/35(9)		40,000	2,080
Republic of Argentina, Expires 12/15/35(9)	ARS	1,199,813	19,156

TOTAL RIGHTS (cost $17,500)			21,236

Warrants — 0.1%†

United Mexican States due 09/01/06		200	12,000
United Mexican States due 10/10/06		200	8,000
United Mexican States due 11/09/06		300	9,600

TOTAL WARRANTS (cost $18,750)			29,600

Common Stock — 0.5%
ENERGY — 0.3%
Energy Services — 0.3%
Trico Marine Services, Inc.†	5,200	135,200

INFORMATION & ENTERTAINMENT — 0.1%
Broadcasting & Media — 0.1%
Charter Communications, Inc., Class A†	30,000	36,600

REAL ESTATE — 0.1%
Real Estate Investment Trusts — 0.1%
Meristar Hospitality Corp.†	3,000	28,200

TOTAL COMMON STOCK (cost $178,992)		200,000

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $35,356,866)		35,260,742

Short-Term Investment Securities — 8.8%
TIME DEPOSIT — 8.8%
Euro Time Deposit with State Street Bank & Trust Co. 1.45% due 01/03/06	468,000	468,000
Euro Time Deposit with State Street Bank & Trust Co. 2.25% due 01/03/06	3,000,000	3,000,000

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $3,468,000)		3,468,000

TOTAL INVESTMENTS —
(cost $38,824,866)@	98.6%	38,728,742
Other assets less liabilities—	1.4	558,310

NET ASSETS—	100.0%	$39,287,052

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At December 31, 2005, the aggregate value of these securities was $1,358,640 representing 3.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

@	See Note 4 for cost of investments on a tax basis
(1)	Floating security where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of December 31, 2005.
(2)	Variable rate security — the rate reflected is as of December 31, 2005; maturity date reflects next reset date.
(3)	“Step-up” security where the rate increases (“steps up”) at a predetermined rate. Rate shown reflects the increased rate.
(4)	Bond in default
(5)	Denominated in United States dollars unless otherwise indicated.
(6)	Company has filed for Chapter 11 bankruptcy protection.
(7)	Commercial Mortgage-Backed Security
(8)	Fair valued security; see Note 1
(9)	Gross Domestic Product (“GDP”) linked security. Income is linked to the growth of Argentina’s GDP.
(10)	Par Value includes interest component
(11)	Illiquid security

Pass Through — These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

ARS — Argentine Peso

EUR — Euro

See Notes to Financial Statements.

SEASONS SERIES TRUST

CASH MANAGEMENT PORTFOLIO

Investment Portfolio — December 31, 2005

(unaudited)

Short-Term Investment Securities — 92.2%		Principal Amount	Value (Note 1)

ASSET BACKED SECURITIES — 33.1%
Atlantis One Funding Corp. 3.91% due 2/23/06*		$2,500,000	$2,485,609
Bavaria Corp. 4.29% due 1/06/06*		3,000,000	2,999,996
Bavaria Universal Funding 4.34% due 1/17/06*		2,000,000	2,000,000
CC USA, Inc. 4.35% due 1/17/06(1)		2,500,000	2,500,000
Grampian Funding LLC 3.68% due 1/06/06*		2,000,000	1,998,978
Harrier Finance Funding LLC 4.34% due 1/25/06*		2,500,000	2,500,000
Lake Constance Funding LLC 4.13% due 2/06/06*		2,500,000	2,489,675
Lexington Parker Capital Corp. 3.91% due 2/16/06*		500,000	497,502
Lexington Parker Capital Corp. 4.29% due 1/09/06*		1,000,000	999,995
Lexington Parker Capital Corp. 4.34% due 11/06/06*		1,000,000	1,000,000

TOTAL ASSET BACKED SECURITIES (cost: $19,476,681)			19,471,755

COMMERCIAL PAPER — 30.6%
Georgetown Funding Co., LLC 4.26% due 1/17/06*		2,000,000	1,996,213
Govco, Inc. 3.98% due 3/16/06		1,000,000	991,124
Lehman Brothers Holdings, Inc. 4.33% due 1/23/06		2,500,000	2,500,000
Liberty Lighthouse US Capital Co. 3.44% due 3/01/06*		1,000,000	1,000,000
Merrill Lynch & Co., Inc. 4.55% due 1/17/06(1)		2,500,000	2,500,000
Morgan Stanley 4.33% due 1/17/06		3,000,000	3,000,000
Paradigm Funding, LLC 3.95% due 2/28/06*		2,750,000	2,732,522
Sedna Finance, Inc. 4.33% due 1/17/06*		500,000	500,000
Sedna Finance, Inc. 4.34% due 1/17/06*(1)		1,500,000	1,500,000
Suntrust Bank Atlanta Georgia 4.29%* due 4/13/06		1,250,000	1,249,268

TOTAL COMMERCIAL PAPER (cost: $17,971,158)			17,969,127

CORPORATE SHORT-TERM NOTES — 28.5%
Amstel Funding Corp. 3.98% due 1/06/06*		2,500,000	2,498,618
Beta Finance, Inc., Series MTN 4.32% due 1/04/06*(1)		1,000,000	1,000,000
LaSalle Bank NA 4.07% due 7/26/06		750,000	747,187
Monument Gardens Funding, LLC 4.10% due 1/10/06*		3,000,000	2,996,925
Sigma Finance, Inc. 4.32% due 1/17/06*(1)		1,500,000	1,500,000
Standard Federal Bank 4.14% due 7/24/06		1,500,000	1,492,500
State of Texas 4.45% due 1/04/06 (LOC - Dexia Credit Local)		2,000,000	2,000,000
Tango Finance Corp. 4.37% due 1/27/06*(1)		3,000,000	3,000,000
White Pine Finance, LLC 4.33% due 1/20/06*(1)		1,500,000	1,500,000

TOTAL CORPORATE SHORT-TERM NOTES (cost: $16,745,771)			16,735,230

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost: $54,193,610)			54,176,112

REPURCHASE AGREEMENT — 8.8%

Agreement with State Street Bank & Trust Co., bearing interest at 3.80%, dated 12/30/05, to be repurchased 01/03/06 in the amount of $5,144,171 and collateralized by $5,265,000 of Federal Home Loan Mtg. Asso., bearing interest at 4.13%, due 04/18/08 and having an approximate value of $5,245,914 (cost $5,142,000)		5,142,000	5,142,000

TOTAL INVESTMENTS —
(cost: $59,335,610)@	101.0%		59,318,112
Liabilities in excess of other assets—	(1.0)		(570,845)

NET ASSETS—	100.0%		$58,747,267

Portfolio breakdown as a percentage of net assets (excluding Repurchase Agreement) by industry:

Finance	24.7%
Asset-Backed Securities	24.2
Loan Receivables Companies	19.5
Securities Holdings Companies	12.8
Banking	5.9
Government Agencies	3.4
Receivable Companies	1.7

92.2%

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At December 31, 2005, the aggregate value of these securities was $38,187,157 representing 65.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

@	See Note 4 for cost of investments on a tax basis.
(1)	Floating rate security where the rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of December 31, 2005.
LOC - Letter of Credit

See Notes to Portfolio of Investments

SEASONS SERIES TRUST
FOCUS GROWTH PORTFOLIO

Investment Portfolio — December 31, 2005
(unaudited)

Common Stock — 92.2%	Shares	Value (Note 1)

CONSUMER DISCRETIONARY — 4.3%

Apparel & Textiles — 1.1%
Polo Ralph Lauren Corp.	22,170	$1,244,624

Housing & Household Durables — 3.2%
Lennar Corp., Class A	57,347	3,499,314
		4,743,938

CONSUMER STAPLES — 3.3%

Household & Personal Products — 3.3%
Procter & Gamble Co.	61,738	3,573,395

ENERGY — 2.5%

Energy Sources — 2.5%
Forest Oil Corp.†	59,900	2,729,643

FINANCE — 2.2%

Financial Services — 2.2%
Chicago Merchantile Exchange Holdings, Inc.	6,393	2,349,363

HEALTHCARE — 22.5%

Drugs — 4.6%
Genentech, Inc.†	53,963	4,991,578

Health Services — 10.0%
Centene Corp.†	113,800	2,991,802
UnitedHealth Group, Inc.	127,651	7,932,233

Medical Products — 7.9%
Celgene Corp.†	80,930	5,244,264
Foxhollow Technologies, Inc.†	38,955	1,160,469
Haemonetics Corp.†	46,500	2,271,990
		24,592,336

INDUSTRIAL & COMMERCIAL — 4.6%

Business Services — 1.1%
CoStar Group, Inc.†	26,780	1,156,093

Transportation — 3.5%
FedEx Corp.	37,226	3,848,796
		5,004,889

INFORMATION & ENTERTAINMENT — 9.6%

Broadcasting & Media — 2.5%
XM Satellite Radio Holdings, Inc., Class A†	100,445	2,740,140

Leisure & Tourism — 7.1%
Lions Gate Entertainment Corp†	321,300	2,467,584
MGM Mirage, Inc.†	50,303	1,844,611
Starwood Hotels & Resorts Worldwide, Inc.(1)	54,300	3,467,598
		10,519,933

INFORMATION TECHNOLOGY — 43.2%

Communication Equipment — 8.2%
QUALCOMM, Inc.	105,766	4,556,400
Tessera Technologies, Inc.†	172,100	4,448,785

Computer Software — 6.2%
SAP AG Sponsored ADR	75,415	3,398,954
THQ, Inc.†	143,600	3,424,860

Computers & Business Equipment — 7.7%
Apple Computer, Inc.†	116,580	8,380,936

Electronics — 3.6%
Integrated Device Technology, Inc.†	297,300	3,918,414

Internet Content — 11.4%
eBay, Inc.†	39,325	1,700,806
Google, Inc., Class A†	25,794	10,700,899

Internet Software — 6.1%
BEA Systems, Inc.†	349,200	3,282,480
Openwave Systems, Inc.†	193,600	3,382,192
		47,194,726

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $79,780,238)		100,708,223

Short-Term Investment Securities — 3.0%

CORPORATE SHORT-TERM NOTES — 1.5%
Prudential Funding, LLC 4.10% due 01/03/06
(cost $1,699,613)	$1,700,000	1,699,612

U.S. GOVERNMENT AGENCIES — 1.5%
Federal Home Loan Bank Disc. Notes 3.40% due 01/03/06
(cost $1,599,698)	1,600,000	1,599,698

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $3,299,310)		3,299,310

Repurchase Agreements — 4.2%

Agreement with State Street Bank & Trust Co., bearing interest at 2.50%, dated 12/30/05, to be repurchased 01/03/06 in the amount of $2,784,773 and collateralized by $2,540,000 of United States Treasury Bonds, bearing interest at 5.25%, due 02/15/29 and having an approximate value of $2,842,453	2,784,000	2,784,000
Agreement with State Street Bank & Trust Co., bearing interest at 2.05%, dated 12/30/05, to be repurchased 01/03/06 in the amount of $1,733,395 and collateralized by $1,690,000 of United States Treasury Notes, bearing interest at 4.88%, due 02/15/12 and having an approximate value of $1,769,787	1,733,000	1,733,000

TOTAL REPURCHASE AGREEMENTS (cost $4,517,000)		4,517,000

TOTAL INVESTMENTS —
(cost $87,596,548)@	99.4%	108,524,533
Other assets less liabilities—	0.6	663,584

NET ASSETS—	100.0%	$109,188,117

†		Non-income producing security
@		See Note 4 for cost of investments on a tax basis.
(1)		Consists of more than one class of securities traded together as a unit.
ADR	—	American Depository Receipt

See Notes to Financial Statements.

SEASONS SERIES TRUST

FOCUS TECHNET PORTFOLIO

Investment Portfolio — December 31, 2005

(unaudited)

Common Stock — 96.2%	Shares/ Principal Amount	Value (Note 1)

CONSUMER DISCRETIONARY — 2.0%

Retail — 2.0%
HomeStore, Inc.†	200,000	$1,020,000

FINANCE — 5.0%

Financial Services — 5.0%
Chicago Merchantile Exchange Holdings, Inc.	1,900	698,231
E*TRADE Financial Corp.†	89,000	1,856,540
		2,554,771

INDUSTRIAL & COMMERCIAL — 5.7%

Business Services — 5.7%
Getty Images, Inc.†	15,000	1,339,050
Monster Worldwide, Inc.†	39,500	1,612,390
		2,951,440

INFORMATION TECHNOLOGY — 83.5%

Communication Equipment — 6.6%
Marvell Technology Group, Ltd.†	30,200	1,693,918
QUALCOMM, Inc.	39,700	1,710,276

Computer Services — 3.9%
Autodesk, Inc.	46,300	1,988,585

Computer Software — 19.4%
Adobe Systems, Inc.	61,100	2,258,256
Microsoft Corp.	110,000	2,876,500
Oracle Corp.†	132,800	1,621,488
Red Hat, Inc.†	116,000	3,159,840

Computers & Business Equipment — 12.0%
Apple Computer, Inc.†	20,600	1,480,934
Dell, Inc.†	50,000	1,499,500
EMC Corp.†	140,400	1,912,248
Hewlett-Packard Co.	43,200	1,236,816

Electronics — 12.6%
Analog Devices, Inc.	41,700	1,495,779
Chartered Semiconductors Manufacturing, Ltd.†	2,300,000	1,798,334
Intel Corp.	52,200	1,302,912
Texas Instruments, Inc.	58,700	1,882,509

Internet Content — 16.5%
eBay, Inc.†	38,400	1,660,800
Google, Inc., Class A†	8,300	3,443,338
Yahoo!, Inc.†	85,100	3,334,218

Internet Software — 3.4%
Equinix, Inc.†	42,500	1,732,300

Telecommunications — 9.1%
American Tower Corp., Class A†	59,000	1,598,900
Motorola, Inc.	136,100	3,074,499
		42,761,950

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $40,945,128)		49,288,161

Short-Term Investment Securities — 1.3%

TIME DEPOSIT — 1.3%
Euro Time Deposit with State Street Bank & Trust Co. 1.45% due 01/03/06 (cost $662,000)		662,000	662,000

Repurchase Agreements — 4.1%

Agreement with State Street Bank & Trust Co., bearing interest at 2.05%, dated 12/30/05, to be repurchased 01/03/06 in the amount of $698,159 and collateralized by $515,000 of United States Treasury Bonds, bearing interest at 8.13%, due 08/15/19 and having an approximate value of $716,494		698,000	$698,000
State Street Bank & Trust Co. Joint Repurchase Agreement Account (1)		1,390,000	1,390,000

TOTAL REPURCHASE AGREEMENTS (cost $2,088,000)			2,088,000

TOTAL INVESTMENTS —
(cost $43,695,128)@	101.6%		52,038,161
Liabilities in excess of other assets—	(1.6)		(833,473)

NET ASSETS—	100.0%		$51,204,688

†	Non-income producing security
@	See Note 4 for cost of investment on a tax basis.
(1)	See Note 2 for details of Joint Repurchase Agreement.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

FOCUS GROWTH AND INCOME

PORTFOLIO

Investment Portfolio — December 31, 2005

(unaudited)

Common Stock — 91.3%	Shares/ Principal Amount	Value (Note 1)

CONSUMER DISCRETIONARY — 7.5%

Apparel & Textiles — 4.3%
Gap, Inc.	64,000	$1,128,960
NIKE, Inc., Class B	23,800	2,065,602

Housing & Household Durables — 3.2%
Lennar Corp., Class A	39,448	2,407,117
		5,601,679

CONSUMER STAPLES — 3.4%

Household & Personal Products — 3.4%
Procter & Gamble Co.	43,840	2,537,459

ENERGY — 9.4%

Energy Sources — 9.4%
Chevron Corp.	43,400	2,463,818
Exxon Mobil Corp.	80,800	4,538,536
		7,002,354

FINANCE — 19.2%

Banks — 6.9%
Bank of America Corp.	62,100	2,865,915
Lloyds TSB Group PLC	272,500	2,290,266

Financial Services — 12.3%
Charles Schwab Corp.	124,700	1,829,349
Chicago Merchantile Exchange Holdings, Inc.	4,777	1,755,500
Citigroup, Inc.	114,640	5,563,479
		14,304,509

HEALTHCARE — 15.5%

Drugs — 10.5%
Genentech, Inc.†	40,074	3,706,845
Pfizer, Inc.	61,000	1,422,520
Sanofi-Synthelabo SA	30,500	2,672,062

Health Services — 5.0%
UnitedHealth Group, Inc.	60,554	3,762,826
		11,564,253

INDUSTRIAL & COMMERCIAL — 7.0%

Aerospace & Military Technology — 3.0%
United Technologies Corp.	39,000	2,180,490

Transportation — 4.0%
FedEx Corp.	28,981	2,996,346
		5,176,836

INFORMATION & ENTERTAINMENT — 4.3%

Broadcasting & Media — 2.5%
News Corp., Class A	118,900	1,848,895

Leisure & Tourism — 1.8%
MGM Mirage, Inc.†		37,719	1,383,156
			3,232,051

INFORMATION TECHNOLOGY — 21.9%

Communication Equipment — 4.4%
QUALCOMM, Inc.		75,795	3,265,249

Computer Software — 1.9%
Microsoft Corp.		54,700	1,430,405

Computers & Business Equipment — 5.6%
Apple Computer, Inc.†		35,368	2,542,605
International Business Machines Corp.		20,000	1,644,000

Internet Content — 7.1%
Google, Inc., Class A†		12,734	5,282,827

Telecommunications — 2.9%
NII Holdings, Inc.†		48,600	2,122,848
			16,287,934

MATERIALS — 3.1%

Chemicals — 3.1%
Dow Chemical Co.		52,700	2,309,314

TOTAL COMMON STOCK (cost $58,670,415)			68,016,389

Bonds & Notes — 4.4%

INFORMATION TECHNOLOGY — 4.4%

Telecommunications — 4.4%
Level 3 Communications, Inc. 6.00% due 03/15/10 (cost $3,234,307)		5,175,000	3,318,469

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $61,904,722)			71,334,858

Short-Term Investment Securities — 0.6%

TIME DEPOSIT — 0.6%
Euro Time Deposit with State Street Bank & Trust Co.
1.45% due 01/03/06 (cost $465,000)		465,000	465,000

Repurchase Agreements — 3.5%

Agreement with State Street Bank & Trust Co., bearing interest at 2.05% dated 12/30/05, to be repurchased 01/03/06 in the amount of $2,234,509 and collateralized by $2,180,000 of United States Treasury Notes, bearing interest at 4.88%, due 02/15/12 and having an approximate value of $2,282,920		2,234,000	2,234,000
State Street Bank & Trust Co. Joint Repurchase Agreement Account(1)		323,000	323,000

TOTAL REPURCHASE AGREEMENTS (cost $2,557,000)			2,557,000

TOTAL INVESTMENTS —
(cost $64,926,722)@	99.8%		74,356,858
Other assets less liabilities—	0.2		150,228

NET ASSETS—	100.0%		$74,507,086

†	Non-income producing security
@	See Note 4 for cost of investments on a tax basis
(1)	See Note 2 for details of Joint Repurchase Agreement
ADR - American Depository Receipt

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

FOCUS VALUE PORTFOLIO

Investment Portfolio — December 31, 2005

(unaudited)

Common Stock — 94.7%	Shares/ Principal Amount	Value (Note 1)

CONSUMER DISCRETIONARY — 11.3%

Apparel & Textiles — 4.3%
V.F. Corp.	83,100	$4,598,754

Automotive — 4.3%
AutoZone, Inc.†	49,600	4,550,800

Retail — 2.7%
Wal-Mart Stores, Inc.	61,600	2,882,880
		12,032,434

CONSUMER STAPLES — 5.5%

Food, Beverage & Tobacco — 3.2%
Kraft Foods, Inc., Class	121,658	3,423,456

Household & Personal Products — 2.3%
Kimberly-Clark Corp.	41,800	2,493,370
		5,916,826

ENERGY — 11.6%

Energy Services — 5.3%
EnCana Corp.	124,200	5,608,872

Energy Sources — 6.3%
Devon Energy Corp.	56,500	3,533,510
Exxon Mobil Corp.	57,800	3,246,626
		12,389,008

FINANCE — 18.5%

Banks — 9.0%
Golden West Financial Corp.	51,500	3,399,000
North Fork Bancorp., Inc.	123,850	3,388,536
SunTrust Banks, Inc.	37,800	2,750,328

Financial Services — 6.0%
CIT Group, Inc.	67,450	3,492,561
Freddie Mac	32,400	2,117,340
Instinet Group, Inc.† (1)	155,572	791,566

Insurance — 3.5%
Assurant, Inc.	86,700	3,770,583
		19,709,914

HEALTHCARE — 6.0%

Drugs — 2.8%
Abbott Laboratories	74,700	2,945,421

Medical Products — 3.2%
DAIICHI SANKYO Co., Ltd.	179,700	3,466,465
		6,411,886

INDUSTRIAL & COMMERCIAL — 13.7%

Business Services — 8.6%
Hutchison Whampoa, Ltd.	694,600	6,620,229
Waste Management, Inc.	84,900	2,576,715

Machinery — 2.3%
Alamo Group, Inc.		119,900	2,457,950

Multi-Industry — 2.8%
Honeywell International, Inc.		79,845	2,974,226
			14,629,120

INFORMATION & ENTERTAINMENT — 8.3%

Broadcasting & Media — 5.5%
Clear Channel Communications, Inc.		104,300	3,280,235
Gannett Co., Inc.		42,900	2,598,453

Leisure & Tourism — 2.8%
Speedway Motorsports, Inc.		84,190	2,918,867
			8,797,555

INFORMATION TECHNOLOGY — 6.8%

Electronics — 3.8%
AVX Corp.		276,200	3,999,376

Telecommunications — 3.0%
ALLTEL Corp.		51,400	3,243,340
			7,242,716

MATERIALS — 5.9%

Chemicals — 2.5%
International Flavors & Fragrances, Inc.		78,251	2,621,408

Metals & Minerals — 3.4%
POSCO ADR		73,200	3,624,132
			6,245,540

REAL ESTATE — 7.1%

Real Estate Companies — 7.1%
Forest City Enterprises, Inc., Class A		149,500	5,670,535
Hang Lung Properties, Ltd.		1,184,000	1,847,698
			7,518,233

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $87,466,863)			100,893,232

Repurchase Agreement — 6.2%

Agreement with State Street Bank & Trust Co., bearing interest at 2.05% dated 12/30/05, to be repurchased 01/03/06 in the amount of $937,213 and collateralized by $690,000 of United States Treasury Bonds, bearing interest at 8.13%, due 08/15/19 and having an approximate value of $959,963		9,37,000	937,000
Agreement with State Street Bank & Trust Co., bearing interest at 2.05% dated 12/30/05, to be repurchased 01/03/06 in the amount of $1,146,261 and collateralized by $845,000 of United States Treasury Bonds, bearing interest at 8.13%, due 8/15/19 and having an approximate value of $1,175,606		1,146,000	1,146,000
Agreement with State Street Bank & Trust Co., bearing interest at 2.05% dated 12/30/05, to be repurchased 01/03/06 in the amount of $4,552,037 and collateralized by $4,145,000 of United States Treasury Bonds, bearing interest at 10.38%, due 11/15/12 and having an approximate value of $4,642,400		4,551,000	4,551,000

TOTAL REPURCHASES AGREEMENTS (cost $6,634,000)			6,634,000

TOTAL INVESTMENTS —
(cost $94,100,863)@	100.9%		107,527,232
Liabilities in excess of other assets—	(0.9)		(989,445)

NET ASSETS—	100.0%		$106,537,787

†	Non-income producing security
@	See Note 3 for cost of investments on a tax basis
(1)	Illiquid security

See Notes to Portfolio of Investments.

SEASONS SERIES TRUST

ALLOCATION GROWTH PORTFOLIO

Investment Portfolio — December 31, 2005

(unaudited)

AFFILIATED INVESTMENT COMPANIES# — 100.0%		Shares	Value (Note 1)

Domestic Bond Securities — 5.0%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3		79,761	$836,823
Seasons Series Trust Strategic Fixed Income Portfolio, Class 3		126,693	1,260,628
TOTAL DOMESTIC BOND FUNDS (cost $2,122,030)			2,097,451

Domestic Equity Securities — 66.3%
Seasons Series Trust Focus Growth Portfolio, Class 3 †		196,836	1,662,317
Seasons Series Trust Focus Value Portfolio, Class 3		177,929	2,528,883
Seasons Series Trust Large Cap Growth Portfolio, Class 3		827,490	7,586,468
Seasons Series Trust Large Cap Value Portfolio, Class 3		688,472	8,390,967
Seasons Series Trust Mid Cap Value Portfolio, Class 3		116,773	2,118,005
Seasons Series Trust Small Cap Portfolio, Class 3		610,192	5,868,273

TOTAL DOMESTIC EQUITY FUNDS (cost $27,505,164)			28,154,913

International Equity Securities — 28.7%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $11,328,278)		1,273,465	12,210,114

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $40,955,472)			42,462,478

TOTAL INVESTMENTS —
(cost $40,955,472)@	100.0%		42,462,478
Liabilities in excess of other assets—	0.0		(5,941)

NET ASSETS—	100.0%		$42,456,537

†	Non-income producing security
@	See Note 4 for cost of investments on a tax basis
#	See Note 3

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

ALLOCATION MODERATE GROWTH

PORTFOLIO

Investment Portfolio — December 31, 2005

(unaudited)

AFFILIATED INVESTMENT COMPANIES# — 100.2%		Shares	Value (Note 1)

Domestic Bond Securities — 19.8%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3		790,079	$8,289,231
Seasons Series Trust Strategic Fixed Income Portfolio, Class 3		450,470	4,482,274
TOTAL DOMESTIC BOND FUNDS (cost $ 18,778,354)			12,771,505

Domestic Equity Securities — 56.7%
Seasons Series Trust Focus Growth Portfolio, Class 3 †		262,420	2,216,185
Seasons Series Trust Focus Value Portfolio, Class 3		225,697	3,207,801
Seasons Series Trust Large Cap Growth Portfolio, Class 3		1,084,862	9,946,061
Seasons Series Trust Large Cap Value Portfolio, Class 3		890,555	10,853,906
Seasons Series Trust Mid Cap Value Portfolio, Class 3		142,152	2,578,331
Seasons Series Trust Small Cap Portfolio, Class 3		796,629	7,661,254
TOTAL DOMESTIC EQUITY FUNDS (cost $35,821,504)			36,463,538

International Equity Securities — 23.7%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $8,487,270)		1,592,128	15,265,491

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $63,087,128)			64,500,534

TOTAL INVESTMENTS —
(cost $63,087,128) @	100.2%		64,500,534
Liabilities in excess of other assets—	(0.2)		(126,980)
NET ASSETS—	100.0%		$64,373,554

†	Non-income producing securities
@	See Note 4 for cost of investments on a tax basis
#	See Note 3

See Notes to Financial Statements.

SEASONS SERIES TRUST

ALLOCATION MODERATE

PORTFOLIO

Investment Portfolio — December 31, 2005

(unaudited)

Affiliated Investment Companies # — 99.2%		Shares	Value (Note 1)

Domestic Bond Funds — 34.4%

Seasons Series Trust Cash Management Portfolio, Class 3		222,252	$2,432,628
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3		843,360	8,848,242
Seasons Series Trust Strategic Fixed Income Portfolio, Class 3		595,469	5,925,055

TOTAL DOMESTIC BOND FUNDS (cost $ 17,459,945)			17,205,925

Domestic Equity Funds — 46.4%

Seasons Series Trust Focus Growth Portfolio, Class 3†		173,503	1,465,269
Seasons Series Trust Focus Value Portfolio, Class 3		139,510	1,982,839
Seasons Series Trust Large Cap Growth Portfolio, Class 3		703,411	6,448,903
Seasons Series Trust Large Cap Value Portfolio, Class 3		607,047	7,398,574
Seasons Series Trust Mid Cap Value Portfolio, Class 3		109,919	1,993,686
Seasons Series Trust Small Cap Portfolio, Class 3		410,309	3,945,980

TOTAL DOMESTIC EQUITY FUNDS (cost $ 22,722,078)			23,235,251

International Equity Fund — 18.4%

Seasons Series Trust International Equity Portfolio, Class 3 (cost $ 8,526,338)		962,366	9,227,263

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $48,708,361)			49,668,439

TOTAL INVESTMENTS —
(cost $48,708,361) @	99.2%		49,668,439
Other assets less liabilities—	0.8		417,676
NET ASSETS—	100.0%		$50,086,115

†              Non-income producing security

@            See Note 4 for cost of investments on a tax basis

#              See Note 3

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

ALLOCATION BALANCED PORTFOLIO

Investment Portfolio — December 31, 2005

(unaudited)

AFFILIATED INVESTMENT COMPANIES# — 102.5%		Shares	Value (Note 1)

Domestic Bond Funds — 50.8%

Seasons Series Trust, Cash Management Portfolio, Class 3		304,093	$3,328,398
Seasons Series Trust, Diversified Fixed Income Portfolio, Class 3		833,978	8,749,808
Seasons Series Trust, Strategic Fixed Income Portfolio, Class 3		475,686	4,733,182
TOTAL DOMESTIC BOND FUNDS (cost$17,084,066)			16,811,388

Domestic Equity Funds — 37.9%

Seasons Series Trust, Focus Growth Portfolio, Class 3 †		79,192	668,791
Seasons Series Trust, Focus Value Portfolio, Class 3		71,738	1,019,608
Seasons Series Trust, Large Cap Growth Portfolio, Class 3		445,467	4,084,066
Seasons Series Trust, Large Cap Value Portfolio, Class 3		360,693	4,396,053
Seasons Series Trust, Mid Cap Value Portfolio, Class 3		66,004	1,197,161
Seasons Series Trust, Small Cap Portfolio, Class 3		123,034	1,183,231
TOTAL DOMESTIC EQUITY FUNDS (cost $12,317,482)			12,548,910

International Equity Fund — 13.8%

Seasons Series Trust, International Equity Portfolio, Class 3 (cost $4,257,568)		476,057	4,564,486
TOTAL LONG-TERM INVESTMENT SECURITES (cost $33,659,116)			33,924,784

TOTAL INVESTMENTS
(cost $33,659,116) @	102.5%		33,924,784
Other assets less liabilities—	(2.5)%		(794,877)
NET ASSETS-	100.0%		$33,129,907

†         Non-income producing security

@       See Note 4 for cost of investments on a tax basis.

#         See Note 3

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS-December 31, 2005 - (unaudited)

Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price. As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Directors.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Future contracts traded on national securities exchanges are valued as of the close of the exchange upon which they trade.  Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Mutual funds held by the Portfolio are valued at the net asset value (market value) of the underlying fund. Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Directors.

For the Money Market Portfolio, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

Note 2. Repurchase Agreements:

At December 31, 2005, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

	Percentage	Principal
Portfolio	Interest	Amount

Multi-Managed Growth	3.95%	$6,476,000
Multi-Managed Moderate Growth	5.57	9,135,000
Multi-Managed Income/Equity	1.29	2,119,000
Multi-Managed Income	0.36	592,000
Large Cap Composite	0.23	375,000
Small Cap	2.85	4,671,000
Diversified Fixed Income	0.10	168,000
Focus TechNet	0.85	1,390,000
Focus Growth and Income	0.20	323,000

As of that date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated December 30, 2005, bearing interest at a rate of 3.10% per annum, with a principal amount of

$164,023,000, a repurchase price of $164,079,497, a maturity date of January 3, 2006.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal	Market
Type of Collateral	Rate	Date	Amount	Value

U.S. Treasury Notes	4.38%	05/15/07	$25,445,000	$25,571,462
U.S. Treasury Notes	4.13	08/15/08	6,140,000	6,201,400
U.S. Treasury Notes	4.00	06/15/09	3,500,000	3,467,489
U.S. Treasury Notes	3.38	02/28/07	21,085,000	21,069,186
U.S. Treasury Notes	2.63	05/15/08	112,125,000	108,128,529
U.S. Treasury Notes	2.38	08/31/06	2,880,000	2,865,600

In addition, at December 31, 2005, certain Portfolios held an undivided interest in two separate joint repurchase agreements with UBS Securities, LLC.  The following Portfolios held the first one:

	Percentage	Principal
Portfolio	Interest	Amount

Multi-Managed Growth	1.13%	$1,085,000
Multi-Managed Moderate Growth	2.54	2,430,000
Multi-Managed Income/Equity	2.25	2,150,000
Multi-Managed Income	1.55	1,485,000
Large Cap Value	1.80	1,725,000
Mid Cap Growth	1.84	1,760,000
Diversified Fixed Income	1.66	1,585,000

As of that date, the repurchase agreement in the joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated December 31, 2005, bearing interest at a rate of 3.50% per annum, with a principal amount of $95,675,000, a repurchase price of $95,712,207, and a maturity date of January 3, 2006.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal	Market
Type of Collateral	Rate	Date	Amount	Value

U.S. Treasury Bonds	8.13%	08/15/21	$68,484,000	$97,621,802

The second UBS Securities, LLC joint repurchase agreement was held in the following Portfolio:

	Percentage	Principal
Portfolio	Interest	Amount

Diversified Fixed Income	3.67%	$11,000,000

As of that date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated December 30, 2005, bearing interest at a rate of 3.30% per annum, with a principal amount of $300,000,000, a repurchase price of $300,115,667, and a maturity date of January 3, 2006.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal	Market
Type of Collateral	Rate	Date	Amount	Value

U.S. Treasury Inflation Index Bonds	2.38%	01/15/25	$66,612,000	$75,978,806
U.S. Treasury Inflation Index Bonds	3.38	04/15/32	100,000,000	148,000,000
U.S. Treasury Inflation Index Bonds	3.88	04/15/29	50,000,000	82,812,500

Note 3. Transactions with Affiliates:  As disclosed in the investment portfolios, certain Portfolios own securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof.  During the nine months ended December 31, 2005 the following Portfolios recorded realized gains (losses) and income on security transactions of AIG and affiliates of AIG as follows:

			Market Value				Change in	Market Value
			at March 31,	Cost of	Proceeds of	Realized	Unrealized	at December 31,
Portfolio	Security	Income	2005	Purchases	Sales	Gain/Loss	Gain (Loss)	2005
Asset Allocation: Diversified Growth	AIG	$1,090	$483,064	$—	$527,182	$87,653	$(43,535)	$—
	Perini Corp.	—	89,635	—	154,372	63,665	128,402	—
Large Cap Growth	AIG	—	—	823,502	—	—	38,243	861,745
Large Cap Composite	AIG	1,335	172,879	4,589	—	—	40,459	217,927
Large Cap Value	AIG	10,714	1,291,053	257,761	1,036,777	(176,394)	457,872	793,515
Mid Cap Growth	Transatlantic Holdings, Inc.	16	4,768	—	1,883	(94)	(238)	2,555
Mid Cap Value	Transatlantic Holdings, Inc.	235	39,864	8,693	575	75	2,074	50,131
Small Cap	21st Century Insurance Group	126	10,476	9,854	1,949	(71)	2,142	20,452
	Perini Corp.	—	3,144	11,628	1,946	(92)	5,548	18,282
	Steinway Musical Instruments, Inc.	—	6,771	1,369	—	—	(1,074)	7,066
	Riviera Holdings Corp.	—	—	6,729	—	—	(1,583)	5,146
Diversified Fixed Income	ASIF Global Finance	—	145,539	—	146,090	(3,799)	4,350	—
Allocation Growth Strategy	Various Seasons Series Trust Portfolios *	—	6,608,016	39,273,857	5,065,320	76,859	1,569,266	42,462,478
Allocation Moderate Growth Strategy	Various Seasons Series Trust Portfolios *	—	4,303,445	64,847,438	6,284,614	173,309	1,460,956	64,500,534
Allocation Moderate Strategy	Various Seasons Series Trust Portfolios *	—	4,340,334	52,181,070	8,097,325	226,663	1,017,697	49,668,439
Allocation Balanced Strategy	Various Seasons Series Trust Portfolios *	—	4,900,920	41,535,963	13,276,250	455,037	309,114	33,924,784

*      See Portfolio of Investments for details.

Note 4. Federal Income Taxes:  As of December 31, 2005, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Gain/(Loss) Net	Cost of Investments
Multi-Managed Growth	$27,095,616	$(1,909,103)	$25,186,153	$125,395,483
Multi-Managed Moderate Growth	34,820,723	(3,684,626)	31,136,097	252,084,307
Multi-Managed Income/Equity	19,504,573	(2,619,453)	16,885,120	225,116,939
Multi-Managed Income	8,012,393	(1,982,072)	6,030,321	168,267,640
Asset Allocation: Diversified Growth	39,150,411	(8,951,941)	30,198,470	365,781,299
Stock	43,253,277	(4,882,272)	38,371,005	271,337,213
Large Cap Growth	24,094,940	(2,706,715)	21,388,225	144,561,462
Large Cap Composite	4,534,827	(1,761,527)	2,773,300	41,360,960
Large Cap Value	19,939,765	(5,281,429)	14,658,336	178,301,266
Mid Cap Growth	25,021,447	(2,744,080)	22,277,367	114,182,018
Mid Cap Value	29,935,924	(3,508,542)	26,427,382	161,766,850
Small Cap	12,250,684	(5,271,272)	6,979,412	124,717,633
International Equity	27,029,319	(1,955,665)	25,073,654	164,196,486
Diversified Fixed Income	1,978,729	(2,430,903)	(452,174)	186,038,560
Strategic Fixed Income	585,004	(540,279)	44,725	32,764,777
Cash Management	176	(17,674)	(17,498)	59,335,610
Focus Growth	23,326,487	(3,226,438)	20,100,049	88,424,484
Focus TechNet	8,878,002	(799,405)	8,078,597	43,959,564
Focus Growth and Income	9,825,207	(459,440)	9,365,767	64,991,091
Focus Value	13,641,133	(649,383)	12,991,750	94,535,482
Allocation Growth Strategy	1,602,737	(96,030)	1,506,707	40,955,771
Allocation Moderate Growth Strategy	1,745,714	(332,601)	1,413,113	63,087,421
Allocation Moderate Strategy	1,270,787	(310,843)	959,944	48,708,495
Allocation Balanced Strategy	586,048	(320,380)	265,668	33,659,116

Note 5. Other Information:  On February 9, 2006, American International Group, Inc. (“AIG”), the parent company and an affiliated person of AIG SunAmerica Asset Management Corp. (“Adviser”) and AIG Global Investment Corp., a subadviser to certain Portfolios (“AIGGIC”), announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission (“SEC”). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Portfolios.

AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a)

of the Investment Company Act of 1940, as amended (“1940 Act”). Certain affiliated persons of AIG, including the Adviser and AIGGIC, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG’s investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of the Portfolios. The Adviser expects that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United State Department of Justice (“DOJ”), the Attorney General of the State of New York (“NYAG”) and the New York State Department of Insurance (“DOI”), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG’s internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

Subject to receipt of permanent relief, the Adviser and AIGGIC believe that the settlements are not likely to have a material adverse effect on their ability to perform their respective investment advisory services relating to the Portfolios.

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2.   Controls and Procedures.

(a)               An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)              There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date: March 1, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date: March 1, 2006

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: March 1, 2006